AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks (99.0%):
Aerospace & Defense (1.0%):
4,461	Airbus SE	$597,568
17,862	Austal, Ltd.	20,653
512	Avon Rubber plc	5,854
17,326	Babcock International Group plc*	63,997
10,080	BAE Systems plc	122,180
1,760	Bombardier, Inc.*	96,095
2,289	CAE, Inc.*	51,766
7,684	Chemring Group plc	26,364
283	Dassault Aviation SA	56,050
116	Elbit Systems, Ltd.	19,720
89	Facc AG*	678
1,523	Hensoldt AG	54,849
2,300	Heroux-Devtek, Inc.*	22,263
865	Kongsberg Gruppen ASA	34,953
13,483	Leonardo SpA	158,393
1,132	LISI	29,957
4,014	MDA, Ltd.*	20,793
979	MTU Aero Engines AG	244,798
351	OHB SE	11,925
12,902	QinetiQ Group plc	51,728
1,143	Rheinmetall AG	339,514
80,446	Rolls-Royce Holdings plc*	148,553
247	Saab AB	15,027
1,043	Safran SA	154,877
15,312	Senior plc	29,705
21,100	Singapore Technologies Engineering, Ltd.	58,233
659	Thales SA	97,417

		2,533,910

Air Freight & Logistics (0.7%):
2,500	Apollo Senior Floating Rate Fund, Inc.	37,670
4,417	BPOST SA	25,184
2,607	Cia de Distribucion Integral Logista Holdings SA	65,059
6,355	CTT-Correios de Portugal SA	24,933
10,493	Deutsche Post AG	490,085
1,842	DSV A/S	355,575
7,956	Freightways Group, Ltd.	47,050
107	ID Logistics Group*	31,811
4,998	InPost SA*	45,774
20,500	Kerry Network, Ltd.	31,967
1,800	Konoike Transport Co., Ltd.	20,280
958	Mainfreight, Ltd.	42,004
900	Mitsui-Soko Holdings Co., Ltd.	26,720
2,600	Nippon Express Holdings Co., Ltd.	156,706
534	Oesterreichische Post AG^	19,740
17,081	PostNL NV	30,984
32,923	Royal Mail plc	91,544
900	SBS Holdings, Inc.	22,850
5,100	SG Holdings Co., Ltd.	75,577
27,700	Singapore Post, Ltd.	10,423
5,312	Wincanton plc	14,158
4,300	Yamato Holdings Co., Ltd.	73,769

		1,739,863

Automobile Components (3.6%):
1,000	Aisan Industry Co., Ltd.	6,815
2,700	Aisin Sieki Co., Ltd.	74,417
7,300	Akebono Brake Industry Co., Ltd.*	7,997
1,027	Akwel	15,269
2,453	Arb Corp., Ltd.	52,232

Shares		Value

Common Stocks, continued
Automobile Components, continued
9,587	Aston Martin Lagonda Global Holdings plc*(a)	$27,073
202	Autoneum Holding AG*	30,099
3,489	Bayerische Motoren Werke AG (BMW)	381,981
3,367	Brembo SpA	49,407
8,700	Bridgestone Corp.	353,467
1,647	Bulten AB	14,003
2,286	Cie Automotive SA	65,790
12,224	Cie Generale des Etablissements Michelin SCA*	374,115
12,732	CIR SpA-Compagnie Industriali*	5,323
1,653	Continental AG	123,536
2,800	Daido Metal Co., Ltd.	10,815
2,400	Daikyonishikawa Corp.	11,715
14,566	Daimler AG, Registered Shares	1,118,823
2,600	Denso Corp.	146,784
11,116	Dometic Group AB(a)	67,836
865	Dr Ing hc F Porsche AG*	110,696
1,800	Eagle Industry Co., Ltd.	16,180
673	Edag Engineering Group AG	7,667
1,724	ElringKlinger AG	17,574
1,500	Exco Technologies, Ltd.	8,492
1,700	Exedy Corp.	23,295
1,783	Faurecia SE*	38,801
5,309	Faurecia SE*	115,366
2,300	FCC Co., Ltd.	26,967
488	Ferrari NV	132,219
398	Ferrari NV	107,784
1,000	F-Tech, Inc.	4,989
4,000	Futaba Industrial Co., Ltd.	12,899
6,562	Gestamp Automocion SA(a)	29,735
1,400	G-Tekt Corp.	15,166
6,206	Gud Holdings, Ltd.	40,889
232	Hella GmbH & Co. KGaA	20,171
1,600	Hi-Lex Corp.	14,680
10,900	Honda Motor Co., Ltd.	289,981
700	H-One Co., Ltd.	3,341
300	Imasen Electric Industrial	1,668
15,200	Isuzu Motors, Ltd.	181,944
19,355	Johnson Electric Holdings, Ltd.	21,987
7,400	JTEKT Corp.	57,228
1,800	Kasai Kogyo Co., Ltd.*	2,808
258	Kendrion NV	4,342
298	Knaus Tabbert AG	13,863
1,800	Koito Manufacturing Co., Ltd.	34,097
25,060	Kongsberg Automotive ASA*	5,740
1,000	KYB Corp.	30,435
1,544	Leoni AG*	410
1,933	Linamar Corp.	93,024
1,104	Magna International, Inc.	59,141
6,013	Magna Internationl, Inc.	322,120
4,466	Martinrea International, Inc.	48,153
10,100	Mazda Motor Corp.	94,043
2,000	Mitsuba Corp.	7,923
22,500	Mitsubishi Motors Corp.*	88,954
2,500	Musashi Seimitsu Industry Co., Ltd.	35,459
4,300	NHK SPRING Co., Ltd.	30,880
600	Nichirin Co., Ltd.	10,724
1,500	Nifco, Inc.	42,604
2,200	Nippon Seiki Co., Ltd.	14,068
20,000	Nissan Motor Co., Ltd.	76,097

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Automobile Components, continued
2,700	Nissan Shatai Co., Ltd.	$17,279
6,300	Niterra Co., Ltd.	130,305
2,700	NOK Corp.	29,942
2,439	Nokian Renkaat OYJ	23,362
2,600	Pacific Industrial Co., Ltd.	22,739
8,981	Piaggio & C SpA	38,344
10,683	Pirelli & C SpA(a)	53,656
1,743	Plastic Omnium SA	31,736
6,300	Press Kogyo Co., Ltd.	23,743
3,582	PWR Holdings, Ltd.	23,997
5,773	Renault SA*	235,682
400	Riken Corp.	7,839
1,900	Sanoh Industrial Co., Ltd.	9,481
2,535	Schaeffler AG	19,288
2,400	Shoei Co., Ltd.	50,370
1,900	Stanley Electric Co., Ltd.	42,224
18,630	Stellantis NV	338,959
23,341	Stellantis NV	424,632
20,600	Subaru Corp.	329,768
12,700	Sumitomo Electric Industries, Ltd.	163,192
2,900	Sumitomo Riko Co., Ltd.	15,122
6,500	Sumitomo Rubber Industries, Ltd.	58,849
5,600	Suzuki Motor Corp.	203,851
300	T RAD Co., Ltd.	5,318
1,400	Tachi-S Co., Ltd.	12,715
800	Taiho Kogyo Co., Ltd.	3,843
8,119	TI Fluid Systems plc(a)	10,749
2,500	Tokai Rika Co., Ltd.	30,805
2,500	Topre Corp.	23,249
3,200	Toyo Tire Corp.	37,412
1,700	Toyoda Gosei Co., Ltd.	29,356
2,200	Toyota Boshoku Corp.	35,585
62,620	Toyota Motor Corp.	891,510
1,500	TPR Co., Ltd.	15,190
294	Trigano SA	38,351
2,800	TS Tech Co., Ltd.	35,569
2,000	Unipres Corp.	13,932
9,310	Valeo SA	191,569
842	Vitesco Technologies Group AG*	60,940
606	Volkswagen AG	103,835
9,185	Volvo Car AB, Class B*	40,204
7,800	Yamaha Motor Co., Ltd.	204,416
4,300	Yokohama Rubber Co., Ltd. (The)	91,009
600	Yorozu Corp.	3,850

		9,425,868

Banks (7.9%):
1,900	77th Bank	31,057
6,117	ABN AMRO Group NV	97,153
536	Addiko Bank AG*	8,428
36,960	AIB Group plc	150,522
1,500	Akita Bank, Ltd. (The)	20,013
2,146	Aktia Bank OYJ	22,233
19,608	ANZ Group Holdings, Ltd.	301,979
3,500	Aozora Bank, Ltd.	63,479
3,314	Auswide Bank, Ltd.	12,544
1,000	Awa Bank, Ltd. (The)	14,741
195	Banca Monte dei Paschi di Siena SpA*	425
19,969	Banca Popolare di Sondrio SCPA	84,944
61,495	Banco Bilbao Vizcaya Argentaria SA	439,294

Shares		Value

Common Stocks, continued
Banks, continued
37,367	Banco Bilbao Vizcaya Argentaria SA, ADR	$263,437
63,397	Banco Bpm SpA	248,396
374,521	Banco Comercial Portugues SA, Class R	83,076
157,448	Banco de Sabadell SA	169,261
140,122	Banco Santander SA	521,935
6,287	Banco Santander SA, ADR	23,199
17,236	Bank Hapoalim BM	143,630
24,597	Bank Leumi Le-Israel BM	186,149
30,859	Bank of East Asia, Ltd. (The)	39,349
974	Bank of Georgia Group plc	33,020
39,103	Bank of Ireland Group plc	395,652
900	Bank of Iwate, Ltd. (The)	14,472
1,700	Bank of Kyoto, Ltd. (The)	80,422
3,419	Bank of Montreal	304,580
4,062	Bank of Montreal	361,965
500	Bank of Nagoya, Ltd. (The)	11,946
8,317	Bank of Nova Scotia	418,844
4,100	Bank of Nova Scotia (The)^	206,532
18,984	Bank of Queensland, Ltd.^	82,673
2,000	Bank of The Ryukyus, Ltd.	14,008
4,611	Bankinter SA^	26,182
71	Banque Cantonale de Geneve	15,214
1,029	Banque Cantonale Vaudoise, Registered Shares	97,097
196,917	Barclays plc	355,479
11,277	Barclays plc, ADR	81,082
2,701	BAWAG Group AG(a)	131,324
16,528	Bendigo & Adelaide Bank, Ltd.	96,128
207	Berner Kantonalbank AG	51,825
5,480	BNP Paribas SA	327,727
35,542	BOC Hong Kong Holdings, Ltd.	110,460
46,769	BPER Banca	115,580
53,120	CaixaBank SA	206,784
4,131	Canadian Imperial Bank of Commerce^	175,200
5,363	Canadian Imperial Bank of Commerce	227,498
4,227	Canadian Western Bank	77,452
5,000	Chiba Bank, Ltd. (The)	32,291
3,300	Chugin Financial Group, Inc.	22,177
6,677	Close Brothers Group plc	74,295
3,381	Collector Bank AB*	11,704
15,997	Commerzbank AG*	168,276
9,809	Commonwealth Bank of Australia	645,706
16,100	Concordia Financial Group, Ltd.	59,431
8,122	Credit Agricole SA	91,812
2,729	Credito Emiliano SpA	20,224
16,000	Dah Sing Banking Group, Ltd.	12,280
5,600	Dah Sing Financial Holdings, Ltd.	14,429
1,900	Daishi Hokuetsu Financial Group, Inc.	41,556
10,300	Danske Bank A/S*	207,178
14,092	DBS Group Holdings, Ltd.	350,296
7,391	DNB Bank ASA	132,637
1,600	Ehime Bank, Ltd. (The)	10,196
830	EQB, Inc.	35,809
4,763	Erste Group Bank AG	157,529
650	Fidea Holdings Co., Ltd.	6,551
10,889	Finecobank Banca Fineco SpA	167,435
3,600	First Bank of Toyama, Ltd. (The)	16,073
1,329	First International Bank Of Israel, Ltd. (The)	47,056
1,000	Fukui Bank, Ltd. (The)	11,248
5,100	Fukuoka Financial Group, Inc.	98,148

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Banks, continued
7,200	Gunma Bank, Ltd. (The)	$24,112
9,200	Hachijuni Bank, Ltd. (The)	39,994
4,005	Hang Seng Bank, Ltd.	56,818
24,614	Heartland Group Holdings Npv	24,022
5,200	Hirogin Holdings, Inc.	24,602
1,000	Hokkoku Financial Holdings, Inc.	31,287
4,500	Hokuhoku Financial Group, Inc.	31,476
14,784	HSBC Holdings plc, ADR	504,578
60,883	HSBC Holdings plc	414,427
9,400	Hyakugo Bank, Ltd. (The)	26,378
1,000	Hyakujushi Bank, Ltd. (The)	13,898
3	Hypothekarbank Lenzburg AG	14,232
25,191	ING Groep NV	299,671
71,373	Intesa Sanpaolo SpA	183,671
21,055	Isreal Discount Bank	103,640
5,400	Iyogin Holdings, Inc.	30,702
2,800	Japan Post Bank Co., Ltd.	22,904
620	Jimoto Holdings, Inc.	1,822
1,200	Juroku Financial Group, Inc.	25,615
1,487	Jyske Bank A/S*	104,326
7,716	KBC Group NV	530,435
5,800	Keiyo Bank, Ltd. (The)	24,858
400	Kita-Nippon Bank, Ltd. (The)	5,990
2,500	Kiyo Bank, Ltd. (The)	28,057
10,290	Kyushu Financial Group, Inc.	37,122
1,296	Laurentian Bank of Canada	30,508
562	Liechtensteinische Landesbank AG	36,070
271,718	Lloyds Banking Group plc	160,273
109,681	Lloyds TSB Group plc, ADR	254,460
100	Luzerner Kantonalbank AG	44,230
27,470	Mebuki Financial Group, Inc.	67,358
11,906	Mediobanca SpA	119,878
75,600	Mitsubishi UFJ Financial Group, Inc.	485,120
800	Miyazaki Bank, Ltd. (The)	14,155
1,478	Mizrahi Tefahot Bank, Ltd.	46,412
15,980	Mizuho Financial Group, Inc.	226,654
1,300	Musashino Bank, Ltd. (The)	21,870
5,064	MyState, Ltd.	12,211
1,300	Nanto Bank, Ltd. (The)	22,867
28,191	National Australia Bank, Ltd.	523,221
8,032	National Bank of Canada	574,597
35,666	NatWest Group PLC	116,515
4,800	Nishi-Nippon Holdings, Inc.	39,570
14,112	Nordea Bank AB	150,665
7,280	Nordea Bank Abp	77,776
7,300	North Pacific Bank, Ltd.	15,364
1,800	Ogaki Kyoritsu Bank, Ltd. (The)	24,306
1,000	Oita Bank, Ltd. (The)	15,456
820	Okinawa Financial Group, Inc.	12,905
21,046	Oversea-Chinese Banking Corp., Ltd.	196,290
5,215	Permanent TSB Group Holdings plc*	13,066
1,522	Procrea Holdings, Inc.	24,249
28,000	Public Financial Holdings, Ltd.	7,871
4,183	Raiffeisen International Bank-Holding AG	64,257
31,675	Resona Holdings, Inc.	153,135
1,300	Ringkjoebing Landbobank A/S	183,442
6,453	Royal Bank of Canada	617,221
7,631	Royal Bank of Canada	729,371
1,190	San Ju San Financial Group, Inc.	14,205

Shares		Value

Common Stocks, continued
Banks, continued
6,200	San-In Godo Bank, Ltd. (The)	$34,671
900	SBI Shinsei Bank, Ltd.	15,845
11,600	Senshu Ikeda Holdings, Inc.	20,350
24,900	Seven Bank, Ltd.	49,804
1,300	Shiga Bank, Ltd. (The)	26,348
1,000	Shikoku Bank, Ltd. (The)	6,583
400	Shimizu Bank, Ltd. (The)	4,392
6,600	Shizuoka Financial Group, Inc.	47,449
10,818	Skandinaviska Enskilda Banken AB, Class A*	119,351
11,484	Societe Generale	259,201
4,151	Spar Nord Bank A/S	65,458
2,034	SpareBank 1 Sorost-Norge	9,720
5,014	Sparebank 1 Sr-Bank ASA	58,083
523	Sparekassen Sjaelland-Fyn A/S	13,938
119	St. Galler Kantonalbank AG	64,072
36,353	Standard Chartered plc	276,555
8,700	Sumitomo Mitsui Financial Group, Inc.	348,888
2,200	Sumitomo Mitsui Trust Holdings, Inc.	75,377
8,000	Suruga Bank, Ltd.	28,029
9,765	Svenska Handelsbanken AB, Class A	84,551
6,063	Swedbank AB, Class A^	99,539
2,815	Sydbank A/S	126,896
1,470	TBC Bank Group plc	40,627
6,500	Toho Bank, Ltd. (The)	10,663
1,100	Tokyo Kiraboshi Financial Group, Inc.	21,878
7,500	Tomony Holdings, Inc.	20,054
5,359	Toronto-Dominion Bank (The)	321,032
5,540	Toronto-Dominion Bank (The)	331,846
2,100	Towa Bank, Ltd. (The)	8,641
6,200	Tsukuba Bank, Ltd.	9,984
69,079	Unicaja Banco SA(a)	74,237
13,825	Unicredit SpA	261,828
10,227	United Overseas Bank, Ltd.	229,531
743	Valiant Holding AG	79,800
30,944	Vestjysk Bank A/S	15,123
54,554	Virgin Money UK plc	98,625
239	Walliser Kantonalbank	28,512
22,910	Westpac Banking Corp.	332,254
1,600	Yamagata Bank, Ltd. (The)	12,253
3,900	Yamaguchi Financial Group, Inc.	23,944
1,800	Yamanashi Chuo Bank, Ltd. (The)	15,571
6	Zuger Kantonalbank AG	51,431

		20,901,846

Beverages (1.2%):
1,669	A.G. Barr plc	10,383
1,900	Andrew Peller, Ltd.	6,594
7,342	Anheuser-Busch InBev NV	489,532
2,700	Asahi Breweries, Ltd.	100,532
9,774	Britvic plc	107,676
14,400	Budweiser Brewing Co. APAC, Ltd.(a)	43,731
14,772	C&C Group plc*	28,680
1,608	Carlsberg A/S, Class B	248,656
4,300	Coca-Cola Bottlers Japan Holdings, Inc.	46,974
3,112	Coca-Cola European Partners plc	183,598
3,040	Coca-Cola HBC AG	83,146
3,646	David Campari-Milano NV	44,466
2,157	Diageo plc, ADR	390,805
8,372	Diageo plc	373,584
812	Fevertree Drinks plc	12,862

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Beverages, continued
1,564	Heineken NV	$168,356
1,000	ITO EN, Ltd.	32,753
2,300	Kirin Holdings Co., Ltd.	36,403
109	Laurent-Perrier	14,068
653	Olvi OYJ	21,206
1,235	Pernod Ricard SA	279,800
2,850	Primo Water Corp.	43,764
1,600	Primo Water Corp.	24,560
321	Remy Cointreau SA	58,500
1,827	Royal Unibrew A/S	159,189
1,600	Sapporo Breweries, Ltd.	41,134
1,500	Suntory Beverage & Food, Ltd.	55,908
7,000	Takara Holdings, Inc.	54,162
7,931	Treasury Wine Estates, Ltd.	69,558

		3,230,580

Biotechnology (0.3%):
24,100	AnGes, Inc.*	21,727
86	Argenx SE*	31,935
418	Basilea Pharmaceutica REG*	22,899
1,271	Bavarian Nordic A/S*	36,420
1,455	BioGaia AB	12,868
760	Clinuvel Pharmaceuticals, Ltd.	9,846
1,360	CSL, Ltd.	262,352
765	Galapagos NV*	29,369
617	Genmab A/S*	233,003
2,347	Grifols SA*	23,220
5,747	Knight Therapeutics, Inc.*	18,713
6,442	Mesoblast, Ltd.*^	4,093
176	Pharma Mar SA	8,444
9,303	Pharming Group NV*	12,386
4,999	PureTech Health PLC*	13,681
2,722	Swedish Orphan Biovitrum AB*	63,466
2,800	Takara Bio, Inc.	36,706
1,652	Vitrolife AB	34,468
1,155	Zealand Pharma A/S*	36,125

		911,721

Broadline Retail (0.8%):
1,600	ASKUL Corp.	20,796
29,631	B&M European Value Retail SA	176,759
1,900	Belluna Co., Ltd.	10,074
2,059	Canadian Tire Corp., Class A	268,738
4,097	Dollarama, Inc.	244,886
6,374	Europris ASA(a)	44,369
3,300	H2O Retailing Corp.	37,098
24,372	Harvey Norman Holdings, Ltd.	58,544
7,100	Isetan Mitsukoshi Holdings, Ltd.	79,481
1,000	Izumi Co., Ltd.	23,748
9,100	J. Front Retailing Co., Ltd.	90,839
30,000	Metro Holdings, Ltd.	13,876
47,139	Myer Holdings, Ltd.	28,186
1,879	Next plc	152,670
5,500	Pan Pacific International Holdings Corp.	106,446
3,602	Prosus NV	281,659
1,591	Puuilo OYJ	11,597
6,100	Rakuten, Inc.	28,450
3,600	Ryohin Keikaku Co., Ltd.	40,883
700	Sanyo Electric Railway Co., Ltd.	12,038
2,200	Seria Co., Ltd.	43,597
4,500	Takashimaya Co., Ltd.	65,654

Shares		Value

Common Stocks, continued
Broadline Retail, continued
24,280	THG plc*	$20,296
2,195	Tokmanni Group Corp.	30,258
3,646	Warehouse Group, Ltd. (The)	4,231
8,320	Wesfarmers, Ltd.	280,394
4,000	Wing On Company International, Ltd.	6,889

		2,182,456

Building Products (1.2%):
6,500	AGC, Inc.	242,320
2,028	Arbonia AG	24,246
3,060	ASSA Abloy AB, Class B	73,497
316	Belimo Holding AG, Class R	152,491
2,400	Bunka Shutter Co., Ltd.	20,068
1,517	Carel Industries SpA(a)	41,526
1,800	Central Glass Co., Ltd.	40,029
8,839	Cie de Saint-Gobain	503,225
1,200	Daikin Industries, Ltd.	215,169
130	dorma kaba Holding AG	55,695
17,584	Fletcher Building, Ltd.	47,924
573	Geberit AG, Registered Shares	320,518
5,784	Genuit Group plc	19,979
12,753	Gwa Group, Ltd.	13,972
7,079	Inrom Construction Industries, Ltd.	24,106
2,938	Inwido AB	31,241
5,198	James Halstead plc	11,747
4,079	Kingspan Group plc	279,987
2,801	Lindab International AB	42,944
4,600	Lixil Corp.	75,869
687	LU-VE SpA	23,951
1,773	Munters Group AB(a)	16,384
4,140	Nibe Industrier AB, Class B	47,229
2,400	Nichias Corp.	48,380
1,100	Nichiha Corp.	22,477
4,900	Nippon Sheet Glass Co., Ltd.*	23,531
1,400	Nitto Boseki Co., Ltd.	21,357
2	Norcros plc	5
1,552	Nordic Waterproofing Holding AB	24,358
1,500	Noritz Corp.	19,719
1,400	Okabe Co., Ltd.	8,126
27,554	Reliance Worldwide Corp., Ltd.	68,264
414	ROCKWOOL A/S, Class B	101,314
238	Rockwool International A/S	57,950
1,900	Sankyo Tateyama, Inc.	10,295
7,600	Sanwa Holdings Corp.	81,453
47	Schweiter Technologies AG	35,593
700	Sekisui Jushi Corp.	11,008
900	Shin Nippon Air Technologies Co., Ltd.	12,680
1,800	Sinko Industries, Ltd.	22,491
3,824	Systemair AB	32,099
1,800	Takara Standard Co., Ltd.	19,984
1,400	Takasago Thermal Engineering Co., Ltd.	22,302
1,000	TOTO, Ltd.	33,507
7,093	Tyman plc	21,030
2,185	Uponor OYJ	40,414
3,919	Volution Group PLC	20,854
72,000	Xinyi Glass Holdings, Ltd.	128,777
533	Zehnder Group AG	43,529

		3,255,614

Capital Markets (2.6%):
14,575	3i Group plc	303,863

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Capital Markets, continued
24,792	ABG Sundal Collier Holding ASA	$14,448
3,200	AGF Management, Ltd.	18,826
1,600	Aizawa Securities Co., Ltd.	8,337
8,821	AJ Bell plc	37,559
143	Alantra Partners SA	1,699
903	Altamir	26,641
912	Amundi SA(a)	57,611
7,128	Anima Holding SpA(a)	29,009
13,034	Ashmore Group plc	38,496
1,186	ASX, Ltd.	51,626
1,880	Avanza Bank Holding AB	44,272
1,232	Azimut Holding SpA	26,392
1,895	Banca Generali SpA	60,401
521	Bellevue Group AG	18,810
5,672	Bridgepoint Group plc(a)	15,451
154	Brookfield Asset Management, Ltd.	5,039
725	Brookfield Asset Managmt, Ltd.	23,752
7,800	Brookfield Corp.	254,151
614	Brookfield Corp.	20,010
1,962	Bure Equity AB	46,917
2,497	Canaccord Genuity Group, Inc.	20,234
6,882	CI Financial Corp.	65,087
119	Cie Financiere Tradition SA	14,968
5,668	CMC Markets PLC(a)	12,353
26,805	Credit Suisse Group AG	24,158
4,319	Credit Suisse Group AG, ADR	3,843
19,800	Daiwa Securities Group, Inc.	93,050
25,588	Deutsche Bank AG	259,442
5,196	Deutsche Bank AG, Registered Shares	53,051
552	Deutsche Beteiligungs AG	16,697
905	Deutsche Boerse AG	176,116
1,167	DWS Group GmbH Co. KGaA(a)	35,842
4,307	EFG International AG	42,167
837	Equities Holdings, Ltd.	14,358
1,799	Euronext NV(a)	137,741
4,000	Fiera Capital Corp.	22,911
3,587	Flatex Degiro AG*	30,836
838	Flow Traders, Ltd.	24,292
10,649	GAM Holding AG*	6,453
2,674	Georgia Capital plc*	25,893
856	Gimv NV	41,428
2,400	GMO Financial Holdings, Inc.	10,482
1,175	Guardian Capital Group, Ltd., Class A	37,894
142,000	Guotai Junan International Hol	11,653
148,767	Haitong International Securities*	12,342
8,796	Hargreaves Lansdown plc	87,036
8,394	Hong Kong Exchanges & Clearing, Ltd.	372,575
1,131	HUB24, Ltd.	20,892
5,100	iFAST Corp., Ltd.	18,905
13,629	IG Group Holdings plc	117,687
1,732	IGM Financial, Inc.	51,769
4,298	Impax Asset Management Group plc	42,520
25,878	Insignia Financial, Ltd.	47,539
6,881	IntegraFin Holdings plc	23,096
6,092	Intermediate Capital Group plc	91,998
19,519	Investec plc	108,574
49,718	IP Group plc	33,950
1,700	IwaiCosmo Holdings, Inc.	17,210
1,300	JAFCO Group Co., Ltd.	18,599

Shares		Value

Common Stocks, continued
Capital Markets, continued
7,500	Japan Exchange Group, Inc.	$114,445
6,757	Julius Baer Group, Ltd.	462,774
17,082	Jupiter Fund Management plc	28,601
800	Kyokuto Securities Co., Ltd.	3,589
2,122	Liontrust Asset Management plc	26,840
1,458	London Stock Exchange Group plc	141,671
500	M&A Capital Partners Co., Ltd.*	14,058
1,600	Macquarie Group, Ltd.	188,442
3,050	Magellan Financial Group, Ltd.	17,830
42,213	Man Group plc/Jersey	122,856
2,300	Marusan Securities Co., Ltd.	7,413
1,180,000	Mason Group Holdings, Ltd.*	4,353
6,300	Matsui Securities Co., Ltd.	37,249
2,900	Mito Securities Co., Ltd.	6,352
3,035	MLP SE	16,045
5,700	Monex Group, Inc.	20,714
4,905	Navigator Global Investments, Ltd.	3,446
5,471	Netwealth Group, Ltd.	49,860
22,153	Ninety One plc	50,715
43,100	Nomura Holdings, Inc.	166,398
1,900	Nordnet AB Publ	31,423
16,464	NZX, Ltd.	12,670
7,300	Okasan Securities Group, Inc.	26,014
250	Partners Group Holding AG	235,773
1,598	Perpetual, Ltd.	23,600
4,165	Pinnacle Investment Management Group, Ltd.	22,070
11,593	Platinum Asset Management, Ltd.	13,371
2,595	Polar Capital Holdings plc	14,486
38,911	Quilter PLC(a)	40,553
1,470	Rathbones Group plc	34,783
9,785	Ratos AB, Class B	29,913
1,022	Rothschild & Co.	51,592
3,700	SBI Holdings, Inc.	73,447
10,425	Schroders PLC	59,396
20,400	Singapore Exchange, Ltd.	144,692
840	Sparx Group Co., Ltd.	9,197
700	Sprott, Inc.	25,585
1,642	St. James Place plc	24,595
59,785	Standard Life Aberdeen plc	150,539
700	Strike Co., Ltd.	20,239
520	Swissquote Group Holding SA	101,991
2,584	Tamburi Investment Partners SP	23,302
1,383	Tikehau Capital SCA	36,560
411	TMX Group, Ltd.	41,517
8,500	Tokai Tokyo Financial Holdings, Inc.	23,511
4,000	Toyo Securities Co., Ltd.	9,556
37,521	TP ICAP Group plc	83,356
23,782	UBS Group AG	502,322
20,430	Uob-Kay Hian Holdings, Ltd.	21,813
22,000	Value Partners Group, Ltd.	7,035
1,528	Van Lanschot Kempen NV	46,639
1,065	Vontobel Holding AG	69,256
245	Vp Bank AG, Registered Shares	26,261
631	VZ Holding AG	51,760

		6,921,419

Chemicals (4.0%):
900	Achilles Corp.	9,210
2,600	Adeka Corp.	44,468
1,800	AICA Kogyo Co., Ltd.	41,335

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Chemicals, continued
1,597	Air Liquide SA	$267,519
6,800	Air Water, Inc.	85,369
5,807	Akzo Nobel NV	453,207
700	Arakawa Chemical Industries, Ltd.	5,271
2,166	Arkema SA	214,221
22,100	Asahi Kasei Corp.	155,010
1,100	ASAHI YUKIZAI Corp.	26,353
9,409	BASF SE	493,419
1,939	Borregaard ASA	32,552
400	C Uyemura & Co., Ltd.	19,588
52,400	China Sunsine Chemical Holdings, Ltd.	18,516
2,229	Christian Hansen Holding A/S	169,180
2,200	Chugoku Marine Paints, Ltd.	18,198
1,600	CI Takiron Corp.	5,957
4,288	Clariant AG	71,173
839	Corbion NV	27,510
8,186	Covestro AG(a)	338,549
885	Croda International plc	71,075
1,000	Dai Nippon Toryo Co., Ltd.	6,404
10,500	Daicel Corp.	79,219
900	Dainichiseika Color & Chemical	12,119
3,300	Dainippon Ink & Chemicals, Inc.	59,416
3,200	Denka Co., Ltd.	66,225
18,377	Elementis plc*	27,009
13,127	Elkem ASA(a)	44,414
84	EMS-Chemie Holding AG	69,431
8,516	Ercros SA	40,280
9,485	Essentra plc	22,635
7,616	Evonik Industries AG	159,881
1,150	FUCHS PETROLUB SE	39,344
2,541	FUCHS PETROLUB SE	103,437
500	Fujimi, Inc.	27,645
300	Fujimori Kogyo Co., Ltd.	7,229
700	Fuso Chemical Co., Ltd.	19,966
108	Givaudan SA, Registered Shares	352,024
200	Gurit Holding AG*	18,125
4,126	Hexpol AB	51,250
700	Hodogaya Chemical Co., Ltd.	15,927
7,397	ICL Group, Ltd.	50,073
78,748	Incitec Pivot, Ltd.	165,144
1,500	Ishihara Sangyo Kaisha, Ltd.	12,688
1,000	JCU Corp.	26,139
6,187	Johnson Matthey plc	151,596
700	Jsp Corp.	8,197
1,200	JSR Corp.	28,368
1,900	Kaneka Corp.	49,632
1,300	Kansai Paint Co., Ltd.	17,589
3,300	Kanto Denka Kogyo Co., Ltd.	25,790
600	KeePer Technical Laboratory Co., Ltd.	22,405
1,600	KEIWA, Inc.	18,504
2,983	Kemira OYJ	52,457
1,400	Kh Neochem Co., Ltd.	25,428
1,500	Koatsu Gas Kogyo Co., Ltd.	7,991
2,257	Koninklijke DSM NV	266,736
1,000	Konishi Co., Ltd.	14,505
3,400	Kumiai Chemical Industry Co., Ltd.	21,860
13,300	Kuraray Co., Ltd.	122,348
600	Kureha Corp.	38,388
2,747	Lanxess AG	112,695

Shares		Value

Common Stocks, continued
Chemicals, continued
379	Lenzing AG	$28,652
1,300	Lintec Corp.	21,282
1,300	MEC Co., Ltd.	25,220
1,600	Methanex Corp.	74,465
929	Methanex Corp.	43,226
42,800	Mitsubishi Chemical Holdings Corp.	254,689
4,600	Mitsubishi Gas Chemical Co., Inc.	68,337
6,100	Mitsui Chemicals, Inc.	157,525
12,400	Nanofilm Technologies International, Ltd.	15,155
800	Nihon Kagaku Sangyo Co., Ltd.	6,422
2,300	Nihon Nohyaku Co., Ltd.	11,744
2,600	Nihon Parkerizing Co., Ltd.	19,540
600	Nippon Chemical Industrial Co., Ltd.	8,976
3,100	Nippon Kayaku Co., Ltd.	28,064
2,100	Nippon Paint Holdings Co., Ltd.	19,738
1,400	Nippon Pillar Packing Co., Ltd.	39,779
3,100	Nippon Sanso Holdings Corp.	55,964
700	Nippon Shokubai Co., Ltd.	27,964
800	Nippon Soda Co., Ltd.	27,903
1,900	Nissan Chemical Corp.	86,339
2,100	Nitto Denko Corp.	135,727
2,100	NOF Corp.	97,987
2,352	Novozymes A/S, Class B	120,490
16,188	Nufarm, Ltd.	62,050
6,510	Nutrien, Ltd.	480,843
3,137	Nutrien, Ltd.	231,667
2,984	OCI NV	101,285
500	Okamoto Industries, Inc.	15,017
600	Okura Industrial Co., Ltd.	9,248
14,912	Orica, Ltd.	154,064
900	Osaka Organic Chemical Industry, Ltd.	14,715
700	Osaka Soda Co., Ltd.	23,046
1,958	Recticel SA	36,515
2,800	Riken Technos Corp.	12,477
500	Sakai Chemical Industry Co., Ltd.	6,692
2,400	Sakata Inx Corp.	18,815
700	Sanyo Chemical Industries, Ltd.	22,596
900	Sekisui Plastics Co., Ltd.	2,837
1,100	Shikoku Chemicals Corp.	11,684
19,000	Shin-Etsu Chemical Co., Ltd.	616,326
1,800	Shin-Etsu Polymer Co., Ltd.	20,340
7,800	Showa Denko K.K.	128,568
1,747	Sika AG	490,493
1,125	SOL SpA	30,161
3,355	Solvay SA	384,226
400	Stella Chemifa Corp.	7,988
900	Sumitomo Bakelite Co., Ltd.	35,191
21,900	Sumitomo Chemical Co., Ltd.	73,675
300	Sumitomo Seika Chemicals Co. Ltd.	9,827
275	Symrise AG	29,872
13,110	Synthomer plc	18,959
700	T Hasegawa Co., Ltd.	15,756
1,200	T&K Toka Co., Ltd.	9,749
1,800	Taiyo Holdings Co., Ltd.	34,092
600	Takasago International Corp.	11,875
2,100	Tanaka Chemical Corp.*	23,747
600	Tayca Corp.	5,325
6,900	Teijin, Ltd.	72,832
500	Tenma Corp.	8,890

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Chemicals, continued
625	Tessenderlo Group SA*	$19,553
2,400	Toagosei Co., Ltd.	22,357
7,500	Tokai Carbon Co., Ltd.	71,687
2,200	Tokuyama Corp.	35,042
1,000	Tokyo Ohka Kogyo Co., Ltd.	58,258
20,600	Toray Industries, Inc.	117,785
4,700	Tosoh Corp.	63,867
1,200	Toyo Ink SC Holdings Co., Ltd.	18,635
3,400	Toyobo Co., Ltd.	26,710
2,500	Ube Industries, Ltd.	38,816
6,147	Umicore SA	208,720
700	Valqua, Ltd.	18,238
2,109	Victrex plc	41,550
657	Wacker Chemie AG	106,462
2,524	Yara International ASA	109,941
5,100	Zeon Corp.	54,016

		10,646,461

Commercial Services & Supplies (1.2%):
800	AEON Delight Co., Ltd.	18,355
50,079	AMA Group,, Ltd.*	8,061
1,755	Befesa SA(a)	79,404
896	Bilfinger SE	37,969
1,670	Black Diamond Group, Ltd.	7,341
600	Boyd Group Services, Inc.	95,925
20,065	Brambles, Ltd.	180,584
6,796	Bravida Holding AB(a)	76,544
200	Calian Group, Ltd.	9,646
1,939	Caverion Corp.	18,016
300	Central Security Patrols Co., Ltd.	6,148
338	Cewe Stiftung & Co. KGAA	34,820
45,478	Cleanaway Waste Management, Ltd.	72,579
3,808	Coor Service Management Holding AB(a)	24,299
2,400	CTS Co., Ltd.	13,949
2,500	Dai Nippon Printing Co., Ltd.	69,860
1,500	Daiseki Co., Ltd.	47,569
6,041	De La Rue plc*	3,864
3,731	Derichebourg SA	21,873
2,180	Dexterra Group, Inc.	7,986
262	DO & CO AG*	30,579
25,522	Downer EDI, Ltd.	58,727
1,100	Duskin Co., Ltd.	26,481
7,723	Elis SA	147,903
300	GDI Integrated Facility Services, Inc.*	9,819
1,600	GFL Environmental, Inc.	55,176
435	GL Events*	10,440
900	Inaba Seisakusho Co., Ltd.	9,757
2,297	Intrum AB	24,825
1,400	Inui Global Logistics Co., Ltd.	18,987
6,544	ISS A/S*	133,421
1,800	Itoki Corp.	10,195
1,900	Japan Elevator Service Holdings Co., Ltd.	30,955
14,225	Johnson Service Group plc	21,513
1,700	Kokuyo Co., Ltd.	24,124
400	Kyodo Printing Co., Ltd.	8,299
2,302	Lassila & Tikanoja OYJ	25,227
2,739	Loomis AB	93,791
700	Matsuda Sangyo Co., Ltd.	12,012
5,449	Mears Group plc	13,354
39,904	Mitie Group plc	40,487

Shares		Value

Common Stocks, continued
Commercial Services & Supplies, continued
2,000	Mitsubishi Pencil Co., Ltd.	$24,601
1,400	NAC Co., Ltd.	10,099
15,900	Nippon Parking Development Co., Ltd.	27,987
1,600	Okamura Corp.	16,509
1,100	Oyo Corp.	18,494
4,300	Park24 Co., Ltd.*	63,297
1,100	Pilot Corp.	35,744
2,400	Prestige International, Inc.	10,835
22,243	Prosegur Cash SA(a)	17,070
13,654	Prosegur Cia de Seguridad SA	27,159
4,183	Renewi plc*	31,405
24,228	Rentokil Initial plc	177,121
2,900	Ritchie Bros Auctioneers, Inc.	163,188
900	Sato Holdings Corp.	14,897
952	Sdiptech AB*	22,147
95	Seche Environnement SA	10,655
700	Secom Co., Ltd.	43,090
12,915	Securitas AB, Class B	115,195
26,399	Serco Group plc	50,022
3,154	Smart Metering Systems plc	28,871
895	Societe BIC SA	56,433
2,200	Sohgo Security Services Co., Ltd.	59,137
4,783	Spie SA	138,792
700	Studio Alice Co., Ltd.	11,319
1,300	Takara & Co., Ltd.	22,053
1,817	Takkt AG	28,597
1,392	TOMRA Systems ASA	23,532
3,880	TOPPAN, INC.	78,170
2,000	TRE Holdings Corp.	21,637
800	Waste Connections, Inc.	111,359
418	Waste Connections, Inc.	58,131

		3,158,410

Communications Equipment (0.3%):
2,301	ADTRAN Holdings, Inc.	36,494
485	ADVA Optical Networking SE*	11,389
700	Aiphone Co., Ltd.	10,790
510	BlackRock Corporate High Yield Fund, Inc.	121
700	DKK Co., Ltd.	11,795
700	Evertz Technologies, Ltd.	5,724
1,320	HMS Networks AB	54,075
500	Icom, Inc.	9,529
23,787	Nokia Oyj, ADR	116,794
40,815	Nokia OYJ	200,652
10,200	Quarterhill, Inc.	11,549
418	RTX A/S*	8,509
10,363	Spirent Communications plc	22,084
684	Telefonaktiebolaget LM Ericsson, Class A	4,377
44,988	Telefonaktiebolaget LM Ericsson, Class B	264,375
5,700	VTech Holdings, Ltd.	34,125

		802,382

Construction & Engineering (1.9%):
705	Ackermans & Van Haaren NV	116,145
4,506	ACS Actividades de Construccion y Servicios SA	143,569
3,353	Aecon Group, Inc.	34,068
1,375	AF Gruppen ASA	19,566
2,192	Arcadis NV	89,743
600	Asanuma Corp.	14,119
1,130	Ashtrom Group, Ltd.	17,065
1,410	Badger Infrastructure Solutions, Ltd.	34,100

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Construction & Engineering, continued
16,103	Balfour Beatty plc	$73,991
865	Bauer AG*	5,731
1,400	Bird Construction, Inc.	9,418
16,800	Boustead Singapore, Ltd.	10,423
4,152	Bouygues SA	140,024
209	Burkhalter Holding AG	19,899
8,000	Central Holding Group Co., Ltd.*	19,616
4,600	Chiyoda Corp.*	13,620
1,700	Chudenko Corp.	27,405
494	Cie d’Entreprises CFE SA*	5,381
2,621	ComSys Holdings Corp.	48,364
6,098	Costain Group plc*	4,098
500	CTI Engineering Co., Ltd.	11,422
500	Dai-Dan Co., Ltd.	8,953
900	Daiho Corp.	25,021
335	Dredging Environmental Marine Engineering NV*	42,859
3,135	Eiffage SA	339,332
2,783	Elecnor SA	34,868
44	Electra, Ltd./Israel	18,749
7,737	Eltel AB*(a)	6,220
37,002	Empresas ICA SAB de C.V.*	—
7,764	Ferrovial SA	228,372
2,073	Fomento de Construcciones y Contratas SA	20,243
440	Fudo Tetra Corp.	5,424
4,855	Fugro NV*	61,539
200	Fukuda Corp.	7,020
4,363	Galliford Try Holdings plc	9,292
6,000	Hazama Ando Corp.	38,806
1,929	Heijmans NV	26,489
600	Hibiya Engineering, Ltd.	9,803
1,127	Hochtief AG	93,945
783	Implenia AG	32,818
10,336	INFRONEER Holdings, Inc.	79,840
5,765	Instalco AB	27,820
4,600	JGC Holdings Corp.	57,095
5,561	Johns Lyng Group, Ltd.	23,845
7,600	Kajima Corp.	91,742
3,000	Kandenko Co., Ltd.	21,161
3,807	Keller Group plc	31,921
19,638	Kier Group plc*	16,552
2,500	Kinden Corp.	30,083
15,900	Koninklijke BAM Groep NV*	37,824
1,600	Kumagai Gumi Co., Ltd.	32,116
3,700	Kyowa Exeo Corp.	66,955
1,700	Kyudenko Corp.	43,213
9,546	Maire Tecnimont SpA	41,071
21,000	MECOM Power And Construction, Ltd.	4,396
1,700	Meisei Industrial Co., Ltd.	9,940
3,300	Mirait Holdings Corp.	41,097
1,475	Monadelphous Group, Ltd.	12,399
1,922	Morgan Sindall Group plc	40,119
11,996	Mota-Engil SGPS SA	20,676
3,087	NCC AB, Class B	27,356
1,000	Nichireki Co., Ltd.	11,250
1,600	Nippon Densetsu Kogyo Co., Ltd.	19,167
700	Nippon Koei Co., Ltd.	17,802
100	Nippon Road Co., Ltd. (The)	5,522
1,000	Nishimatsu Construction Co., Ltd.	25,812
20,879	NRW Holdings, Ltd.	33,592

Shares		Value

Common Stocks, continued
Construction & Engineering, continued
9,700	Obayashi Corp.	$74,264
41,702	Obrascon Huarte Lain SA*	24,013
1,100	Okumura Corp.	25,999
8,600	Oriental Shiraishi Corp.	21,189
3,037	OX2 AB*	22,606
5,969	Peab AB	29,933
8,700	Penta-Ocean Construction Co., Ltd.	41,565
726	Per Aarsleff Holding A/S	31,182
1,500	Raito Kogyo Co., Ltd.	22,085
2,400	Raiznext Corp.	26,390
2,472	Renew Holdings plc	20,602
9,823	Sacyr SA	31,609
1,900	Sanki Engineering Co., Ltd.	21,010
1,700	Seikitokyu Kogyo Co., Ltd.	10,420
40,165	Service Stream, Ltd.	17,294
16,220	Severfield plc	12,216
3,211	Shapir Engineering And Indus	22,789
4,869	Shikun & Binui, Ltd.*	9,151
6,700	Shimizu Corp.	37,962
1,500	Shinnihon Corp.	10,623
700	SHO-BOND Holdings Co., Ltd.	28,919
5,098	Skanska AB, Class B^	78,131
4,101	SNC-Lavalin Group, Inc.	100,818
1,244	Stantec, Inc.	72,662
761	Stantec, Inc.	44,495
600	Sumitomo Densetsu Co., Ltd.	11,595
6,980	Sumitomo Mitsui Construction	20,240
3,299	Sweco AB	41,968
700	Taihei Dengyo Kaisha, Ltd.	21,451
800	Taikisha, Ltd.	22,298
2,000	Taisei Corp.	61,839
1,400	Takamatsu Construction Group C	21,440
400	Tekken Corp.	5,461
900	TOA Corp.	18,042
800	TOA Road Corp.	22,639
1,630	Tobishima Corp.	12,980
6,900	Toda Corp.	36,037
400	Toenec Corp.	10,300
1,000	Tokyo Energy & Systems, Inc.	6,738
5,100	Tokyu Construction Co., Ltd.	26,015
1,100	Totetsu Kogyo Co., Ltd.	22,502
4,300	Toyo Construction Co., Ltd.	29,746
2,100	Toyo Engineering Corp.*	8,986
5,031	Veidekke ASA	53,472
6,941	Vinci SA	796,402
900	Wakachiku Construction Co., Ltd.	26,009
1,393	WSP Global, Inc.	182,493
1,700	Yahagi Construction Co., Ltd.	10,606
1,200	Yokogawa Bridge Holdings Corp.	19,623
1,200	Yurtec Corp.	7,527

		5,072,222

Construction Materials (0.8%):
13,883	Adbri, Ltd.	14,785
1,800	Asia Pile Holdings Corp.	10,026
8,279	Boral, Ltd.*	19,592
11,449	Breedon Group plc	10,802
2,976	Brickworks, Ltd.	45,100
2,616	Buzzi Unicem SpA	63,538
5,942	CRH plc	300,270

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Construction Materials, continued
7,172	CRH plc, ADR	$364,840
15,999	CSR, Ltd.	50,950
6,288	Forterra PLC(a)	15,421
1,160	H+H International A/S, Class B*	18,204
2,630	HeidelbergCement AG	191,815
5,589	Holcim, Ltd.	360,628
13,005	Ibstock plc(a)	27,643
979	Imerys SA	42,338
4,832	James Hardie Industries SE	103,698
400	Krosaki Harima Corp.	20,104
600	Maeda Kosen Co., Ltd.	14,598
5,422	Marshalls plc	20,980
2,500	Nippon Concrete Industries Co., Ltd.*	4,824
405	Rhi Magnesita NV	11,221
500	Shinagawa Refractories Co., Ltd.	17,281
123	STO SE & Co KGaA	22,753
1,500	Sumitomo Osaka Cement Co., Ltd.	42,309
3,500	Taiheiyo Cement Corp.	65,771
1,300	TYK Corp.	3,244
998	Vicat	29,981
3,665	Wienerberger AG	106,282

		1,998,998

Consumer Finance (0.3%):
10,300	ACOM Co., Ltd.	24,842
6,100	AEON Financial Service Co., Ltd.	56,955
7,800	Aiful Corp.	21,164
8,198	Axactor SE*	5,026
1,411	Cembra Money Bank AG	110,879
1,607	Credit Corp. Group, Ltd.	18,361
5,300	Credit Saison Co., Ltd.	67,441
18,226	FleetPartners Group, Ltd.*	25,442
500	goeasy, Ltd.	35,333
873	Gruppo MutuiOnline SpA	24,710
2,616	H&T Group plc	13,585
5,740	Hoist Finance AB*(a)	12,427
17,800	Hong Leong Finance, Ltd.	33,322
14,415	International Personal Finance	17,461
8,929	Isracard, Ltd.	37,347
5,602	J Trust Co., Ltd.	16,766
1,300	Jaccs Co., Ltd.	43,199
5,600	Marui Group Co., Ltd.	85,697
1,520	Orient Corp.	12,662
213,600	Oshidori International Holdings, Ltd.*	6,912
2,100	Premium Group Co., Ltd.	26,953
4,452	Resurs Holding AB(a)	9,924
8,965	Solvar, Ltd.	10,576
38,000	Sun Hung Kai & Co., Ltd.	14,494
10,046	Vanquis Banking Group plc	29,470

		760,948

Consumer Staples Distribution (0.0%†):
10,000	Hong Kong Technology Venture Co., Ltd.	5,844
1,100	Oisix ra daichi, Inc.*	19,150

		24,994

Consumer Staples Distribution & Retail (2.0%):
6,800	AEON Co., Ltd.	131,844
3,600	Aeon Hokkaido Corp.	21,844
500	Ain Holdings, Inc.	20,968
5,972	Alimentation Couche-Tard, Inc.	300,301

Shares		Value

Common Stocks, continued
Consumer Staples Distribution & Retail, continued
1,200	Arcs Co., Ltd.	$20,343
1,537	Axfood AB	37,515
800	Axial Retailing, Inc.	20,760
600	Belc Co., Ltd.	25,378
702	BlackRock Floating Rate Income Trust	16,861
20,211	Carrefour SA	408,544
1,395	Casino Guichard-Perrachon SA*^	9,917
1,100	Cawachi, Ltd.	18,995
9,791	Coles Group, Ltd.	118,026
2,403	Colruyt SA	70,369
700	Cosmos Pharmaceutical Corp.	62,998
1,300	Create SD Holdings Co., Ltd.	33,032
500	Daikokutenbussan Co., Ltd.	18,967
12,300	Dairy Farm International Holdings, Ltd.	37,342
6,651	Empire Co., Ltd., Class A	178,321
16,402	Endeavour Group, Ltd.	74,367
1,000	G-7 Holdings, Inc.	10,944
500	Genky Drugstores Co., Ltd.	14,749
1,093	George Weston, Ltd.	144,865
500	Halows Co., Ltd.	12,040
1,600	Heiwado Co., Ltd.	24,585
2,689	HelloFresh SE*	64,025
200	Itochu-Shokuhin Co., Ltd.	7,698
2,965	Jeronimo Martins SGPS SA	69,526
600	JM Holdings Co., Ltd.	8,785
600	Kato Sangyo Co., Ltd.	15,930
9,149	Kesko Oyj, Class B	196,764
2,074	Kesko OYJ, Class A	44,929
2,100	Kobe Bussan Co., Ltd.	58,621
15,019	Koninklijke Ahold Delhaize NV	513,684
900	Kusuri NO Aoki Holdings Co., Ltd.	45,654
1,500	LAWSON, Inc.	63,471
800	Life Corp.	15,614
2,811	Loblaw Cos., Ltd.	256,221
215	M Yochananof & Sons, Ltd.	9,904
89,548	Marks & Spencer Group plc*	185,039
780	MatsukiyoCocokara & Co.	41,315
29,776	Metcash, Ltd.	76,907
4,561	METRO AG*	39,197
3,517	Metro, Inc.	193,483
600	Ministop Co., Ltd.	6,357
900	Mitsubishi Shokuhin Co., Ltd.	22,124
1,200	Nihon Chouzai Co., Ltd.	10,475
1,801	North West Co., Inc.	50,366
4,602	Ocado Group plc*	30,537
3,500	Okuwa Co., Ltd.	22,361
10,925	Olam Group, Ltd.	12,968
1,200	Qol Holdings Co., Ltd.	10,527
1,094	Rallye SA*	1,832
337	Rami Levy Chain Stores Hashikm	20,034
1,000	Retail Partners Co., Ltd.	10,308
600	San-A Co., Ltd.	18,480
7,000	Seven & I Holdings Co., Ltd.	315,805
28,900	Sheng Siong Group, Ltd.	36,767
4,880	Shufersal, Ltd.	23,742
1,454	Sligro Food Group NV	24,857
38,447	Sonae SGPS SA	41,953
1,500	Sugi Holdings Co., Ltd.	64,524
2,200	Sundrug Co., Ltd.	60,357

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Consumer Staples Distribution & Retail, continued
109,845	Tesco plc	$360,131
1,100	Tsuruha Holdings, Inc.	73,564
2,100	United Supermarkets Holdings	17,650
2,200	Valor Holdings Co., Ltd.	32,020
1,400	Watahan & Co., Ltd.	15,025
1,400	Welcia Holdings Co., Ltd.	29,959
8,899	Woolworths Group, Ltd.	225,631
800	YAKUODO Holdings Co., Ltd.	15,071
700	Yamatane Corp.	8,899
700	Yaoko Co., Ltd.	36,449
2,800	Yokorei Co., Ltd.	20,281
439	Zur Rose Group AG*	20,400

		5,380,096

Consumer Staples Products (0.1%):
8,123	GrainCorp, Ltd.	37,669
63,604	J Sainsbury plc	218,991

		256,660

Containers & Packaging (0.7%):
5,896	BillerudKorsnas AB	60,580
4,231	Cascades, Inc.	34,410
2,180	CCL Industries, Inc.	108,314
2,123	Corticeira Amorim SGPS SA	23,042
49,509	DS Smith plc	192,345
2,100	FP Corp.	52,078
1,900	Fuji Seal International, Inc.	21,693
1,000	Hokkan Holdings, Ltd.	10,346
4,029	Huhtamaki OYJ	149,686
282	Mayr Melnhof Karton AG	46,888
29,583	Orora, Ltd.	67,938
500	Pack Corp. (The)	11,176
6,607	Pact Group Holdings, Ltd.	4,956
5,300	Rengo Co., Ltd.	34,373
9,671	SIG Group AB	248,866
9,501	Smurfit Kappa Group plc	344,893
500	Taisei Lamick Co., Ltd.	10,851
600	Tomoku Co., Ltd.	7,242
3,900	Toyo Seikan Group Holdings, Ltd.	53,847
3,570	Transcontinental, Inc.	37,066
3,356	Verallia SA(a)	143,109
750	Vetropack Holding AG	37,806
790	Vidrala SA	86,383
1,500	Winpak, Ltd.	47,654
840	Zignago Vetro SpA	16,368

		1,851,910

Distributors (0.1%):
600	Arata Corp.	18,400
13,299	Bapcor, Ltd.	56,900
1,300	Central Automotive Products, Ltd.	25,849
143	D’ieteren Group	27,815
1,000	Doshisha Co., Ltd.	14,638
4,313	Headlam Group plc	16,178
10,500	Inchcape plc	100,656
500	Media Do Co., Ltd.*	5,354
1,000	Paltac Corp.	38,025
85	Tadiran Group, Ltd.	7,731
1,142	Uni-Select, Inc.*	39,382

		350,928

Shares		Value

Common Stocks, continued
Diversified Consumer Services (0.2%):
3,986	Academedia AB	$19,825
900	Aucnet, Inc.	10,896
2,060	Auction Technology Group plc*	15,598
3,500	Benesse Holdings, Inc.	51,296
3,227	Dignity plc*	21,103
33,000	EC Healthcare	26,414
44,648	G8 Education, Ltd.	36,225
1,700	IBJ, Inc.	9,048
2,039	IDP Education, Ltd.	37,404
1,407	InvoCare, Ltd.	11,140
1,200	LITALICO, Inc.	23,420
400	Park Lawn Corp.	8,241
10,656	Pearson plc	111,189
25,000	Perfect Medical Health Management, Ltd.	12,530
900	QB Net Holdings Co., Ltd.	9,723
2,600	Riso Kyoiku Co., Ltd.	6,458

		410,510

Diversified Telecommunication Services (2.5%):
900	ARTERIA Networks Corp.	8,671
500	BCE, Inc.	22,401
492	BCE, Inc.	22,037
36,338	Bezeq The Israeli Telecommunication Corp., Ltd.	49,573
235,035	BT Group plc	422,842
2,538	Cellnex Telecom SAU(a)	98,784
15,573	Chorus, Ltd.	81,892
90,000	CITIC Telecom International Holdings, Ltd.	36,633
58,327	Deutsche Telekom AG	1,412,601
3,680	Elisa OYJ	221,763
2,209	Gamma Communications plc	29,497
14,874	Helios Towers PLC*	19,175
27,500	HKBN, Ltd.	20,430
121,295	HKT Trust & HKT, Ltd.	161,487
4,964	Infrastrutture Wireless Italiane SpA(a)	65,425
2,700	Internet Initiative Japan, Inc.	56,211
85,966	Koninklijke KPN NV	303,594
1,449	Liberty Global plc, Class A*	28,255
2,495	Liberty Global plc, Class C*	50,848
41,300	NetLink NBN Trust	26,719
5,900	Nippon Telegraph & Telephone Corp.	176,238
8,252	NOS SGPS SA	37,729
75,519	Orange SA	897,246
314	Ovzon AB*	1,145
83,202	PCCW, Ltd.	41,600
2,714	Proximus SADP	26,244
4,571	RAI Way SpA(a)	27,485
34,100	Singapore Telecommunications, Ltd.	63,203
18,533	Spark New Zealand, Ltd.	58,757
12,209	Superloop, Ltd.*	4,573
929	Swisscom AG	592,922
354,298	Telecom Italia SpA*	117,435
144,076	Telecom Italia SpA*	46,525
43,683	Telefonica Deutschland Holding AG	134,409
177,356	Telefonica SA	765,253
4,768	Telekom Austria AG	35,916
2,611	Telenor ASA	30,666
23,763	Telia Co AB	60,405
36,908	Telstra Corp., Ltd.	104,237
669	TELUS Corp.	13,283
11,015	TPG Telecom, Ltd.	35,966

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Diversified Telecommunication Services, continued
7,091	Tuas, Ltd.*	$7,050
1,767	United Internet AG Npv	30,416
1,446	United Internet AG, Registered Shares	24,891
900	Usen-Next Holdings Co., Ltd.	17,470
1,900	Vision, Inc.*	22,934

		6,512,836

Electric Utilities (1.2%):
620	Acciona SA	124,222
596	BKW AG	93,704
6,100	Chubu Electric Power Co., Inc.	64,384
7,100	Chugoku Electric Power Co., Inc. (The)*	36,047
7,000	CK Infrastructure Holdings, Ltd.	38,220
12,564	CLP Holdings, Ltd.	90,821
8,510	Contact Energy, Ltd.	41,220
28,319	EDP - Energias de Portugal SA	154,298
211	Elia Group SA/NV	27,863
2,600	Emera, Inc.	106,825
4,828	Endesa SA	104,829
75,038	Enel SpA	458,236
240	Energiedienst Holding AG, Registered Shares	10,889
1,538	EVN AG	34,167
2,941	Fortis, Inc.	125,036
1,708	Fortis, Inc.	72,641
11,736	Fortum OYJ*	179,993
16,045	Genesis Energy, Ltd.	27,841
64,500	HK Electric Investments, Ltd.	40,430
7,700	Hokkaido Electric Power Co., Inc.*	28,267
3,500	Hokuriku Electric Power Co.*	15,666
3,200	Hydro One, Ltd.(a)	91,124
29,204	Iberdrola SA	363,739
6,227	Infratil, Ltd.	35,861
6,700	Kansai Electric Power Co., Inc. (The)	65,276
7,200	Kyushu Electric Power Co., Inc.*	41,078
1,800	Okinawa Electric Power Co., Inc. (The)*	14,632
24,174	Origin Energy, Ltd.	133,923
744	Orsted A/S(a)	63,470
12,000	Power Assets Holdings, Ltd.	64,301
5,809	Red Electrica Corp SA	102,173
11	Romande Energie Holding SA, Registered Shares	13,921
5,596	Scottish & Southern Energy plc	124,628
3,300	Shikoku Electric Power Co., Inc.*	18,758
13,299	Terna SpA	109,139
8,300	Tohoku Electric Power Co., Inc.*	41,250
14,400	Tokyo Electric Power Co. Holdings, Inc.*	51,400
667	Verbund AG, Class A	57,985

		3,268,257

Electrical Equipment (1.2%):
9,926	ABB, Ltd.	340,476
3,582	Accelleron Industries AG*	84,986
138	Alfen Beheer B.V.*(a)	10,989
6,056	Ballard Power Systems, Inc.*	33,791
600	Chiyoda Integre Co., Ltd.	10,126
700	Daihen Corp.	23,506
1,300	Denyo Co., Ltd.	16,722
947	DiscoverIE Group plc	9,022
123	Energiekontor AG	8,866
5,261	Fagerhult AB	31,438
1,900	Fuji Electric Co., Ltd.	74,983
6,500	Fujikura, Ltd.	46,142

Shares		Value

Common Stocks, continued
Electrical Equipment, continued
2,400	Furukawa Electric Co., Ltd. (The)	$44,714
1,200	Futaba Corp.	4,718
485	GARO AB	3,580
38	Gavazzi Carlo Holding AG	12,880
1,600	GS Yuasa Corp.	28,903
3,993	Hexatronic Group AB	45,473
400	Hirakawa Hewtech Corp.	4,615
751	Huber & Suhner AG	64,444
1,600	Idec Corp./Japan	41,687
3,700	Legrand SA	338,405
2,000	Mabuchi Motor Co., Ltd.	58,271
766	Mersen	34,213
8,600	Mitsubishi Electric Corp.	102,725
15,831	NEL ASA*	21,668
1,096	Nexans SA	109,188
3,400	Nidec Corp.	176,508
500	Nippon Carbon Co., Ltd.	15,478
1,500	Nitto Kogyo Corp.	29,926
1,787	NKT A/S*	93,216
4,668	Nordex Se*	68,411
17	Phoenix Mecano AG	7,156
2,550	PNE AG	37,989
2,276	Prysmian SpA	95,816
400	Sanyo Denki Co., Ltd.	18,633
2,439	Schneider Electric SA	407,687
200	SEC Carbon, Ltd.	13,215
2,150	SGL Carbon SE*	21,201
3,210	Siemens Energy AG*	70,454
5,778	Signify NV(a)	192,638
1,000	Sinfonia Technology Co., Ltd.	11,945
1,500	SWCC Corp.	21,539
900	Takaoka Toko Co., Ltd.	16,005
1,055	Tera Light, Ltd.*	1,260
1,412	TKH Group NV	73,632
600	Toyo Tanso Co., Ltd.	18,662
5,200	Ushio, Inc.	65,637
140	Varta AG	3,836
4,564	Vestas Wind Systems A/S	132,248
4,213	Volex plc	11,255
527	XP Power, Ltd.	13,246

		3,224,124

Electronic Equipment, Instruments & Components (1.8%):
2,100	A&D HOLON Holdings Co., Ltd.	22,706
600	Ai Holdings Corp.	10,406
5,560	Alps Alpine Co., Ltd.	53,480
247	ALSO Holding AG, Registered Shares	50,311
1,800	Amano Corp.	33,987
3,300	Anritsu Corp.	30,494
1,200	Arisawa Manufacturing Co., Ltd.	11,370
883	Austria Technologie & Systemte	27,237
1,600	Azbil Corp.	43,779
868	Barco N.V.	25,912
675	Basler AG	16,287
900	Canon Electronics, Inc.	12,571
1,300	Canon Marketing Japan, Inc.	30,987
4,904	Celestica, Inc.*	63,255
157	Cicor Technologies, Ltd.*	7,811
5,800	Citizen Watch Co., Ltd.	34,213
3,400	CMK Corp.	11,753

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,981	Codan, Ltd./Australia	$14,571
339	Comet Holding AG REG	94,345
19,000	Cowell e Holdings, Inc.*	45,774
2,700	Daiwabo Holdings Co., Ltd.	44,581
2,800	Dexerials Corp.	57,188
4,918	Dicker Data, Ltd.	27,035
4,443	Dustin Group AB*(a)	16,214
1,100	Elematec Corp.	15,425
2,721	Esprinet SpA	27,265
9,777	Fingerprint Cards AB*	3,105
900	First Trust High Yield Opportunities Term Fund	25,651
113,000	FIT Hon Teng, Ltd.*(a)	26,574
2,100	Furuno Electric Co., Ltd.	15,502
400	Hagiwara Electric Co., Ltd.	10,062
500	Hakuto Co., Ltd.	18,643
2,389	Halma plc	65,941
2,100	Hamamatsu Photonics KK	113,372
8,681	Hexagon AB, Class B	99,931
500	Hioki EE Corp.	32,734
500	Hirose Electric Co., Ltd.	65,430
1,200	Hochiki Corp.	14,041
1,300	Horiba, Ltd.	77,961
2,600	Hosiden Corp.	31,665
2,000	Ibiden Co., Ltd.	80,250
1,122	Incap OYJ*	21,916
76	Inficon Holding AG	82,349
400	I-PEX, Inc.	4,253
300	Iriso Electronics Co., Ltd.	11,159
2,300	Japan Aviation Electronics Industry, Ltd.	40,031
1,100	Japan Cash Machine Co., Ltd.	10,007
1,027	Jenoptik AG	34,887
1,000	Kaga Electronics Co., Ltd.	37,973
900	Keyence Corp.	441,290
1,422	Kitron ASA	5,015
1,200	Koa Corp.	16,761
2,100	Kyocera Corp.	109,560
3,500	Kyosan Electric Manufacturing Co., Ltd.	11,243
5,339	Lagercrantz Group AB	66,938
527	Landis+Gyr Group AG	40,495
24	Lem Holding SA, Registered Shares	51,582
400	Maruwa Co., Ltd./Aichi	55,748
1,900	Maxell Holdings, Ltd.	22,104
900	Meiko Electronics Co., Ltd.	20,025
978	Micronic Mydata AB	24,100
2,156	Midwich Group plc	13,304
5,400	Murata Manufacturing Co., Ltd.	329,782
6,697	NCAB Group AB	39,555
267	Nederland Apparatenfabriek	16,810
2,800	Nichicon Corp.	29,287
2,200	Nihon Dempa Kogyo Co., Ltd.	21,515
600	Nippon Chemi-Con Corp.*	9,567
3,400	Nippon Electric Glass Co., Ltd.	65,534
3,400	Nippon Signal Co., Ltd.	27,318
1,800	Nissha Co., Ltd.	25,372
600	Nohmi Bosai, Ltd.	7,671
685	Note AB*	15,268
21,631	Novonix, Ltd.*	18,556
3,600	OKI Electric Industry Co., Ltd.	19,572
1,200	Omron Corp.	70,221

Shares		Value

Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,200	Optex Group Co., Ltd.	$18,879
3,000	Osaki Electric Co., Ltd.	12,076
1,467	Oxford Instruments plc	45,405
3,149	Pricer AB	4,466
324	Renishaw plc	16,363
1,100	Restar Holdings Corp.	18,019
600	Riken Keiki Co., Ltd.	25,846
1,400	Ryoden Corp.	19,788
1,100	Ryosan Co., Ltd.	27,305
1,800	Satori Electric Co., Ltd.	23,442
315	Sensirion Holding AG*(a)	34,542
221	Sesa SpA	29,558
400	Shibaura Electronics Co., Ltd.	17,828
3,500	Shimadzu Corp.	109,804
1,200	Shinko Shoji Co., Ltd.	11,127
2,000	Siix Corp.	21,381
3,256	Softwareone Holding AG	46,262
1,921	Spectris plc	86,722
6,120	Strix Group plc	7,546
2,000	Sumida Corp.	25,230
700	Suzuden Corp.	13,846
700	Tachibana Eletech Co., Ltd.	10,536
3,900	Taiyo Yuden Co., Ltd.	131,575
2,500	Tamura Corp.	15,620
10,900	TDK Corp.	391,219
245	Telsys, Ltd.	13,232
400	Tokyo Electron Device, Ltd.	26,622
4,300	Topcon Corp.	58,145
1,300	Toyo Corp.	13,396
7,103	TT Electronics plc	16,424
100	V Technology Co., Ltd.	2,120
312	Vaisala OYJ, Class A	13,461
7,600	Venture Corp., Ltd.	101,257
44,000	Vstecs Holdings, Ltd.	25,897
2,200	Yokogawa Electric Corp.	35,814
1,100	Yokowo Co., Ltd.	17,396

		4,814,736

Energy Equipment & Services (0.4%):
7,314	Akastor ASA*	7,978
5,393	Aker Solutions ASA	19,726
4,735	Borr Drilling, Ltd.*	35,891
2,991	BW Offshore, Ltd.	8,496
3,100	Calfrac Well Services, Ltd.*	9,337
5,874	Ces Energy Solutions Corp.	11,650
29,491	CGG SA*	22,783
4,726	Computer Modelling Group, Ltd.	25,391
6,058	Enerflex, Ltd.	36,089
8,606	Ensign Energy Services, Inc.*	19,361
106,730	Ezion Holdings, Ltd.*(b)	—
6,704	Hunting plc	19,517
18,612	John Wood Group plc*	46,042
15,579	MMA Offshore, Ltd.*	12,210
1,000	Modec, Inc.*	10,554
679	Noble Corp. PLC*	26,600
2,400	North American Construction Group, Ltd.	40,033
7,269	Odfjell Drilling, Ltd.*	18,497
1,211	Odfjell Technology, Ltd.*	6,121
4,150	Pason Systems, Inc.	37,253
7,745	Petrofac, Ltd.*	7,544

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Energy Equipment & Services, continued
21,614	Petroleum Geo-Services ASA*	$20,183
518	Precision Drilling Corp.*	26,623
6,132	SBM Offshore NV	90,980
174	Schoeller-Blackman Oilfield Equipment AG	11,217
4,677	Secure Energy Services, Inc.	21,840
3,900	ShawCor, Ltd.*	35,903
1,890	Subsea 7 SA	22,414
6,127	Technip Energies NV	130,702
1,677	Tecnicas Reunidas SA*	18,400
1,938	Tenaris SA	27,560
1,822	Tenaris SA, ADR	51,781
2,965	TGS ASA	53,288
900	Total Energy Services, Inc.	5,515
400	Toyo Kanetsu KK	7,925
13,311	Trican Well Service, Inc.	30,340
6,232	Vallourec SA*	78,608
9,268	Worley, Ltd.	89,308

		1,143,660

Entertainment (0.5%):
800	Akatsuki, Inc.	13,447
900	Avex, Inc.	10,168
9,790	Bollore, Inc.	60,419
2,427	Borussia Dortmund GMBH & Co. KGaA*	10,830
2,600	Capcom Co., Ltd.	93,022
4,900	COLOPL, Inc.	22,163
2,362	CTS Eventim AG & Co. KGaA*	147,169
1,800	Daiichikosho Co., Ltd.	29,707
1,900	DeNA Co., Ltd.	25,970
5,146	Event Hospitality And Entertainment, Ltd.	42,039
649	G5 Entertainment AB	13,404
1,590	Gungho Online Enetertainment, Inc.	29,108
38,000	IGG, Inc.*	14,933
11,007	Kahoot! ASA*	25,240
400	Kinepolis Group NV*	20,608
1,800	Koei Tecmo Holdings Co., Ltd.	32,520
1,300	Konami Holdings Corp.	59,686
3,270	Modern Times Group Mortgage AB*	23,740
1,100	Nexon Co., Ltd.	26,266
8,200	Nintendo Co., Ltd.	317,913
1,686	Rovio Entertainment OYJ(a)	14,269
1,300	Square Enix Holdings Co., Ltd.	62,473
21,268	Stillfront Group AB*	41,124
510	Technicolor Creative Studios SA*	67
100	Toei Animation Co., Ltd.	9,953
200	Toei Co., Ltd.	25,926
600	Toho Co., Ltd.	22,978
2,585	UbiSoft Entertainment SA*	68,508
6,855	Universal Music Group NV	173,271
700	UUUM, Inc.*	4,013
5,570	WildBrain, Ltd.*	9,893

		1,450,827

Financial Services (0.9%):
1,484	Aareal Bank AG*	48,623
1,439	ABC arbitrage	9,471
75,136	AMP, Ltd.	52,990
543	Aruhi Corp.	4,370
9,449	Australian Finance Group, Ltd.	9,416
3,396	Banca Farmafactoring SpA(a)	33,738
1,684	Banca IFIS SpA	25,532

Shares		Value

Common Stocks, continued
Financial Services, continued
6,937	Banca Mediolanum SpA	$62,998
4,759	Burford Capital, Ltd.	44,283
17,310	Challenger, Ltd.	72,311
6,016	Deutsche Pfandbriefbank AG(a)	52,108
2,280	doValue SpA(a)	15,612
5,800	Ecn Capital Corp.	12,018
800	eGuarantee, Inc.	13,139
12,359	Element Fleet Management Corp.	162,342
1,164	Eurazeo SE	82,920
1,700	Financial Products Group Co., Ltd.	14,874
1,100	Firm Capital Mortgage Investment Corp.	9,134
900	First National Financial Corp.	25,389
700	Fuyo General Lease Co., Ltd.	47,632
200	GMO Financial Gate, Inc.	15,094
1,440	GRENKE AG	39,838
20,600	G-Resources Group, Ltd.	5,105
16,190	Helia Group, Ltd.	31,044
2,112	Home Capital Group, Inc.	64,549
88	Hypoport SE*	12,137
757	Illimity Bank SpA*	5,059
800	Japan Investment Adviser Co., Ltd.	6,398
4,600	Japan Securities Finance Co., Ltd.	35,385
41,181	M&G plc	100,851
24,420	Mitsubishi HC Capital, Inc.	126,228
1,000	Mizuho Leasing Co., Ltd.	26,528
900	NEC Capital Solutions, Ltd.	17,172
1,200	Nuvei Corp.*(a)	52,287
16,085	Ofx Group, Ltd.*	17,563
7,289	Omni Bridgeway, Ltd.*	12,987
2,947	Onex Corp.	137,787
12,100	ORIX Corp.	199,583
14,873	OSB Group plc	88,723
10,066	Paragon Banking Group plc	64,578
4,194	Plus500, Ltd.	87,595
1,100	Ricoh Leasing Co., Ltd.	31,656
16,000	Shandong Hi-Speed Holdings Group, Ltd.*	10,060
3,600	Timbercreek Financial Corp.	21,313
1,100	Tokyo Century Corp.	36,704
5,213	Worldline SA*(a)	221,528
1,600	Zenkoku Hosho Co., Ltd.	60,351

		2,327,003

Food Products (2.9%):
9,302	A2 Milk Co., Ltd.*	36,284
2,661	AAK AB	48,202
364	Agrana Beteiligungs AG	6,447
2,200	Ajinomoto Co., Inc.	76,568
42,791	Aryzta AG*	72,683
3,966	Associated British Foods plc	95,169
772	Atria OYJ	9,578
2,327	Austevoll Seafood ASA	20,873
9,834	Australian Agricultural Co., Ltd.*	10,136
556	Bakkafrost P/F	36,060
55	Barry Callebaut AG, Registered Shares	116,800
8,561	Bega Cheese, Ltd.	20,804
125	Bell AG*	38,340
854	Bonduelle S.C.A.	11,149
2,500	Calbee, Inc.	52,222
2	Chocoladefabriken Lindt & Spruengli AG	236,197
800	Chubu Shiryo Co., Ltd.	6,312

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Food Products, continued
12,278	Cloetta AB	$25,904
28,837	Costa Group Holdings, Ltd.	50,018
1,566	Cranswick plc	57,940
2,881	Danone SA	179,090
1,700	Delfi, Ltd.	1,449
10,007	Devro plc	40,486
500	DyDo Group Holdings, Inc.	18,377
2,372	Ebro Foods SA	41,971
8,471	Elders, Ltd.	49,012
71	Emmi AG	71,377
2,100	Ezaki Glico Co., Ltd.	52,844
108,669	First Pacific Co., Ltd.	35,009
27,100	First Resources, Ltd.	32,156
1,616	Forfarmers NV	5,716
9,500	Fraser & Neave, Ltd.	7,714
1,700	Fuji Oil Holdings, Inc.	24,739
1,600	Fujicco Co., Ltd.	22,373
3,998	Glanbia plc	57,923
289,700	Golden Agri-Resources, Ltd.	62,195
17,127	Greencore Group plc*	17,190
1,502	Grieg Seafood ASA	11,767
1,100	High Liner Foods, Inc.	12,479
1,923	Hilton Food Group plc	16,465
800	Hokuto Corp.	11,191
1,800	House Foods Group, Inc.	38,178
15,498	Inghams Group, Ltd.	32,471
4,700	Itoham Yonekyu Holdings, Inc.	24,824
300	Iwatsuka Confectionery Co., Ltd.	10,675
1,642	JDE Peet’s NV	47,756
600	J-Oil Mills, Inc.	6,891
1,800	Kagome Co., Ltd.	41,977
800	Kakiyasu Honten Co., Ltd.	13,415
400	Kameda Seika Co., Ltd.	13,252
700	Kenko Mayonnaise Co., Ltd.	6,383
180	Kerry Group plc, Class A	17,937
3,100	Kewpie Corp.	52,085
1,600	Kikkoman Corp.	81,629
700	Kotobuki Spirits Co., Ltd.	49,698
363	KWS Saat SE	24,054
500	Kyokuyo Co., Ltd.	12,921
147	Lassonde Industries, Inc.	11,348
7,030	Leroy Seafood Group ASA	36,568
19	Lotus Bakeries	132,889
2,949	Maple Leaf Foods, Inc.	57,068
1,200	Marudai Food Co., Ltd.	13,168
2,100	Maruha Nichiro Corp.	37,672
1,700	Megmilk Snow Brand Co., Ltd.	22,633
41	Mehadrin, Ltd.*	1,273
3,200	Meiji Holdings Co., Ltd.	76,109
800	Mitsui Sugar Co., Ltd.	12,281
1,300	Morinaga & Co., Ltd.	36,838
1,100	Morinaga Milk Industry Co., Ltd.	39,545
3,804	Mowi ASA	70,479
24,697	Nestle SA	3,015,755
389	Neto Malinda Trading, Ltd.*	7,622
2,400	NH Foods, Ltd.	69,315
3,000	Nichirei Corp.	60,634
1,200	Nippn Corp.	15,029
800	Nippon Beet Sugar Manufacturing Co., Ltd.	10,080

Shares		Value

Common Stocks, continued
Food Products, continued
9,800	Nippon Suisan Kaisha, Ltd.	$40,216
1,200	Nisshin Oillio Group, Ltd. (The)	29,423
4,600	Nisshin Seifun Group, Inc.	53,835
10,000	Nissin Foods Co., Ltd.	8,826
300	Nissin Foods Holdings Co., Ltd.	27,441
326	Orior AG	28,976
11,030	Orkla ASA, Class A	78,388
30,027	Premier Foods plc	45,186
1,005	Premium Brands Holdings Corp.	74,365
1,300	Prima Meat Packers, Ltd.	21,601
8,255	Raisio Oyj, Class V	22,478
11,830	Ridley Corp., Ltd.	17,458
1,300	Riken Vitamin Co., Ltd.	18,873
4,400	Rogers Sugar, Inc.	19,830
600	S Foods, Inc.	12,913
482	Salmar ASA	21,047
2,346	Sanford, Ltd.	6,013
1,456	Saputo, Inc.	37,679
127	Savencia SA	8,474
3,496	Scales Corp., Ltd.	7,081
3,767	Scandi Standard AB*	18,848
476	Schouw & Co.	39,916
2,919	Select Harvests, Ltd.	8,068
800	Showa Sangyo Co., Ltd.	15,321
306	Sipef SA	20,284
114	Societe LDC SA	13,954
600	Starzen Co., Ltd.	9,854
1,353	Strauss Group, Ltd.*	30,602
3,278	Suedzucker AG	55,025
2,839	Synlait Milk, Ltd.*	3,781
9,481	Tate & Lyle PLC	91,769
700	Toyo Suisan Kaisha, Ltd.	29,355
580	UIE PLC	16,093
13,688	United Malt Grp, Ltd.	43,589
217	Vilmorin & Cie SA	10,249
1,506	Viscofan SA	107,897
18,000	Vitasoy International Holdings, Ltd.	36,346
400	Warabeya Nichiyo Holdings Co., Ltd.	5,465
285,415	WH Group, Ltd.(a)	169,646
63,600	Wilmar International, Ltd.	201,882
600	Yakult Honsha Co., Ltd.	43,625
1,300	Yamazaki Baking Co., Ltd.	15,715

		7,567,048

Gas Utilities (0.4%):
3,784	AltaGas, Ltd.^	63,090
11,063	APA Group	75,056
6,095	Ascopiave SpA	17,617
1,871	Brookfield Infrastructure Corp., Class A	86,246
7,172	Enagas SA	137,760
154,850	Hong Kong & China Gas Co., Ltd.	136,813
11,019	Italgas SpA	67,303
800	K&O Energy Group, Inc.	12,764
84,623	Keppel Infrastructure Trust	33,408
2,211	Naturgy Energy Group SA	66,546
4,400	Nippon Gas Co., Ltd.	63,954
3,600	Osaka Gas Co., Ltd.	59,199
2,476	Rubis SCA	66,284
1,300	Saibu Gas Co., Ltd.	17,034
1,300	Shizuoka Gas Co. Ltd.	11,295

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Gas Utilities, continued
6,089	Snam SpA	$32,318
3,450	Superior Plus Corp.	28,442
2,300	Toho Gas Co., Ltd.	42,811
3,700	Tokyo Gas Co., Ltd.	69,680

		1,087,620

Ground Transportation (1.0%):
6,379	ALD SA(a)	74,944
74,632	Aurizon Holdings, Ltd.	167,982
1,200	Canadian National Railway Co.	141,615
1,849	Canadian National Railway Co.	218,127
724	Canadian Pacific Railway, Ltd.	55,705
700	Canadian Pacific Railway, Ltd., Class 1	53,910
700	Central Japan Railway Co.	83,583
1,200	Chilled & Frozen Logistics Holdings Co., Ltd.	11,535
66,700	ComfortDelGro Corp., Ltd.	59,293
1,500	East Japan Railway Co.	82,960
33,074	FirstGroup plc	42,435
1,200	Fukuyama Transporting Co., Ltd.	32,639
1,000	Hamakyorex Co., Ltd.	24,392
3,400	Hankyu Hanshin Holdings, Inc.	100,900
1,100	Ichinen Holdings Co., Ltd.	10,510
206	Jungfraubahn Holding AG, Registered Shares*	29,915
4,900	Keikyu Corp.	46,574
700	Keio Corp.	24,549
1,200	Keisei Electric Railway Co., Ltd.	36,950
1,783	Kelsian Group, Ltd.	6,980
1,700	Kintetsu Group Holdings Co., Ltd.	54,681
2,400	Kyushu Railway Co.	53,363
400	Maruzen Showa Unyu Co., Ltd.	9,734
7,711	MTR Corp., Ltd.	37,300
3,900	Mullen Group, Ltd.	42,628
3,800	Nagoya Railroad Co., Ltd.	58,608
1,600	Nankai Electric Railway Co., Ltd.	35,360
13,705	National Express Group plc*	20,572
2,200	Nikkon Holdings Co., Ltd.	41,184
1,300	Nishi-Nippon Railroad Co., Ltd.	23,523
588	NTG Nordic Transport Group A/S*	34,894
3,900	Odakyu Electric Railway Co., Ltd.	50,648
6,796	Redde Northgate plc	29,025
500	Sakai Moving Service Co., Ltd.	17,477
2,000	Sankyu, Inc.	74,238
3,900	Seibu Holdings, Inc.	40,000
5,100	Seino Holdings Co., Ltd.	56,250
3,900	Senko Group Holdings Co., Ltd.	27,835
628	Sixt SE	83,502
762	Sixt SE	61,674
1,000	Sotetsu Holdings, Inc.	17,120
278	Stef S.A.	31,656
1,198	TFI International, Inc.	142,974
2,500	Tobu Railway Co., Ltd.	59,816
3,400	Tokyu Corp.	45,223
300	Tonami Holdings Co., Ltd.	9,329
3,913	Tourism Holdings, Ltd.*	9,811
400	Trancom Co., Ltd.	22,363
15,330	Transport International Holdings, Ltd.	20,677
2,100	West Japan Railway Co.	86,520

		2,603,483

Health Care Equipment & Supplies (1.5%):
6,242	Advanced Medical Solutions Group plc	17,086

Shares		Value

Common Stocks, continued
Health Care Equipment & Supplies, continued
5,450	Alcon, Inc.	$386,791
1,228	Alcon, Inc.	86,623
4,955	Ambu A/S, Class B*	74,415
5,381	Ansell, Ltd.	95,649
8,347	Arjo AB, Class B	32,666
2,500	Asahi Intecc Co., Ltd.	44,246
1,358	BioMerieux	143,264
362	Carl Zeiss Meditec AG	50,272
246	Cellavision AB	4,394
726	Cochlear, Ltd.	115,056
1,148	Coloplast A/S, Class B	151,120
251	Coltene Holding AG	19,764
24,634	Convatec Group plc(a)	69,517
3,130	Demant A/S*	109,854
72	DiaSorin SpA	7,596
509	Draegerwerk AG & Co. KGaA	23,379
238	Draegerwerk AG & Co. KGaA	10,079
458	Eckert & Ziegler AG	20,622
1,278	El.En. SpA	16,679
4,663	Elekta AB, Class B	35,659
1,306	EssilorLuxottica SA	235,745
2,109	Fisher & Paykel Healthcare Corp., Ltd.	35,213
600	Fukuda Denshi Co., Ltd.	19,315
2,575	Getinge AB, Class B	62,939
3,261	GN Store Nord A/S*	73,414
405	Guerbet	8,008
800	Hogy Medical Co., Ltd.	19,193
2,700	Hoya Corp.	298,608
537	Ion Beam Applications	9,313
2,000	Japan Lifeline Co., Ltd.	13,853
2,000	Jeol, Ltd.	64,536
2,064	Koninklijke Philips Electronics NV, NYS	37,874
9,412	Koninklijke Philips NV	171,808
700	Mani, Inc.	9,587
276	Medacta Group SA(a)	30,017
849	Medmix AG(a)	17,730
2,700	Menicon Co., Ltd.	57,448
10	Metall Zug AG	20,722
2,400	Nakanishi, Inc.	47,631
6,757	Nanosonics, Ltd.*	23,144
1,600	Nihon Kohden Corp.	43,365
7,100	Nipro Corp.	54,665
9,100	Olympus Corp.	159,833
1,800	Paramount Bed Holdings Co., Ltd.	32,122
2,100	PHC Holdings Corp.	22,741
15,422	PolyNovo, Ltd.*	18,476
457	Revenio Group OYJ	19,181
16,500	Riverstone Holdings, Ltd.	7,456
645	Siemens Healthineers AG(a)	37,093
4,212	Smith & Nephew plc	58,593
1,168	Smith & Nephew plc, ADR	32,599
898	Sonova Holding AG	264,878
360	Stratec Se	24,470
1,335	Straumann Holding AG, Class R	200,262
2,300	Sysmex Corp.	151,007
2,300	Terumo Corp.	62,099
180	Ypsomed Holding AG	37,922

		3,997,591

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Health Care Providers & Services (0.8%):
5,100	Alfresa Holdings Corp.	$65,339
5,205	Ambea AB(a)	18,211
2,963	Amplifon SpA	102,986
400	Amvis Holdings, Inc.	9,291
400	Andlauer Healthcare Group, Inc.	15,097
18,908	Arvida Group, Ltd.	10,992
500	As One Corp.	21,277
6,164	Attendo AB*(a)	17,648
700	BML, Inc.	16,328
20,000	C-Mer Eye Care Holdings, Ltd.*	11,703
1,805	CVS Group plc	41,389
1,280	EBOS Group, Ltd.	37,285
1,000	Elan Corp.	7,935
15,612	Estia Health, Ltd.	27,630
4,012	Extendicare, Inc.	19,002
3,722	Fagron	63,514
1,400	France Bed Holdings Co., Ltd.	11,185
6,262	Fresenius Medical Care AG & Co., KGaA	265,537
5,433	Fresenius SE & Co. KGaA	146,442
1,738	Galenica AG(a)	147,009
1,900	H.U. Group Holdings, Inc.	38,211
20,914	Healius, Ltd.	44,406
2,572	Humana AB*	3,660
4,771	Integral Diagnostics, Ltd.	9,389
1,000	Japan Medical Dynamic Marketing, Inc.	7,865
2,704	Korian SA	20,305
225	Lna Sante	8,149
3,204	Medical Facilities Corp.	18,850
15,698	Mediclinic International plc	96,328
1,044	Medicover AB, Class B	16,909
778	Medios AG*	17,172
4,700	Medipal Holdings Corp.	64,026
3,565	Mediterranean Towers, Ltd.*	7,036
24,681	Monash IVF Group, Ltd.	17,702
1,110	NMC Health plc*(b)	—
11,023	Novolog, Ltd.	5,559
22,733	Oceania Healthcare, Ltd.	10,380
6,310	Oriola Oyj, Class B	9,692
46,215	Raffles Medical Group, Ltd.	51,911
2,704	Ramsay Health Care, Ltd.	120,345
7,784	Regis Healthcare, Ltd.	10,103
3,870	Ryman Healthcare, Ltd.	12,713
2,100	Ship Healthcare Holdings, Inc.	38,670
59,044	Sigma Healthcare, Ltd.	27,707
1,900	Solasto Corp.	9,120
11,422	Sonic Healthcare, Ltd.	266,924
8,887	Spire Healthcare Group plc*(a)	23,323
6,836	Summerset Group Holdings, Ltd.	37,618
1,500	Suzuken Co., Ltd.	37,889
558	Synlab AG	5,796
2,544	Terveystalo OYJ(a)	19,374
176,600	Thomson Medical Group, Ltd.	8,919
1,800	Toho Holdings Co., Ltd.	31,913
500	Tokai Corp./Gifu	7,480
1,400	Value HR Co., Ltd.	16,741
2,800	Vital Ksk Holdings, Inc.	18,905
4,200	Well Health Technologies Corp.*	15,105

		2,211,995

Shares		Value

Common Stocks, continued
Health Care Technology (0.1%):
7,980	AGFA-Gevaert NV*	$23,367
1,026	Ascom Holding AG	9,067
2,600	Carenet, Inc.	21,306
857	CompuGroup Medical SE & Co KgaA	44,068
2,389	Emis Group plc	44,196
3,300	M3, Inc.	83,035
1,200	Medical Data Vision Co., Ltd.	8,242
700	MedPeer, Inc.*	5,881
330	Nexus AG	19,612
800	Nnit A/S*(a)	8,095
94	Pharmagest Interactive	7,309
1,266	Pro Medicus, Ltd.	54,425
1,213	Raysearch Laboratories AB*	9,033
1,382	Sectra AB*	21,674

		359,310

Hotels, Restaurants & Leisure (1.8%):
2,190	888 Holdings plc*	1,403
4,410	Accor SA*	143,477
600	AEON Fantasy Co., Ltd.	12,709
1,000	Airtrip Corp.	19,837
1,000	Arcland Service Holdings Co., Ltd.	16,946
23,206	Ardent Leisure Group, Ltd.	9,787
5,387	Aristocrat Leisure, Ltd.	134,675
1,638	Basic-Fit NV*(a)	64,688
5,465	Betsson AB, Class B*	51,977
20,000	Cafe de Coral Holdings, Ltd.	26,628
1,533	Carnival plc, ADR*	14,027
72,000	Century City International Holdings, Ltd.*	2,783
970	Cie des Alpes	13,491
4,935	Collins Foods, Ltd.	27,547
2,700	Colowide Co., Ltd.	39,279
3,521	Compass Group plc	88,517
3,168	Corporate Travel Management, Ltd.	38,535
6,000	Create Restaurants Holdings In	45,779
2,300	Curves Holdings Co., Ltd.	13,296
7,977	Dalata Hotel Group plc*	36,252
23,538	Deliveroo plc*(a)	26,722
518	Delivery Hero SE*(a)	17,623
1,508	Domino’s Pizza Enterprises, Ltd.	50,677
10,911	Domino’s Pizza Group plc	38,622
1,600	Doutor Nichires Holdings Co., Ltd.	22,857
2,462	eDreams ODIGEO SA*	15,174
4,906	Elior Group*(a)	17,271
3,720	Entain plc	57,885
695	Evolution AB(a)	93,287
6,500	Fairwood Holdings, Ltd.	9,729
289	Fattal Holdings 1998, Ltd.*	27,062
1,933	Flight Centre Travel Group, Ltd.*	23,975
2,837	Flutter Entertainment plc*	515,770
2,800	Food & Life Cos., Ltd.	73,075
12,200	Fosun Tourism Group*(a)	15,539
1,200	Fuji Kyuko Co., Ltd.	39,757
557	Fuller Smith & Turner plc, Class A	3,195
4,000	Galaxy Entertainment Group, Ltd.*	26,591
200	Genki Sushi Co., Ltd.	4,627
40,200	Genting Singapore, Ltd.	33,897
4,574	Greggs plc	156,966
1,200	Heiwa Corp.	23,811
2,921	Hollywood Bowl Group PLC	8,396

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Hotels, Restaurants & Leisure, continued
18,230	Hongkong & Shanghai Hotels (The)*	$18,103
412	InterContinental Hotels Group plc	27,067
982	InterContinental Hotels Group plc, ADR	65,401
2,484	JD Wetherspoon plc*	21,916
868	Jumbo Interactive, Ltd.	7,333
2,383	Just Eat Takeaway.com NV*(a)	45,697
1,100	KFC Holdings Japan, Ltd.	23,455
5,582	Kindred Group plc	62,433
1,700	Komeda Holdings Co., Ltd.	30,184
3,200	Koshidaka Holdings Co., Ltd.	23,216
1,400	Kyoritsu Maintenance Co., Ltd.	56,519
2,747	La Francaise des Jeux SAEM(a)	114,514
30,112	Lottery Corp., Ltd. (The)	103,408
33,812	Marston’s plc*	15,000
1,100	McDonald’s Holdings Co., Ltd.	45,747
23,000	Melco International Development Ltd.*	26,547
6,149	Melia Hotels International SA*	39,782
16,400	MGM China Holdings, Ltd.*	20,115
14,000	Miramar Hotel & Investment	21,147
11,969	Mitchells & Butlers plc*	24,282
1,200	Monogatari Corp. (The)	24,378
613	MTY Food Group, Inc.	27,554
46,435	NagaCorp, Ltd.*	36,330
300	Ohsho Food Service Corp.	13,626
5,176	On The Beach Group plc*(a)	9,171
2,000	Oriental Land Co., Ltd.	68,399
2,702	Pandox AB*	33,805
900	Pizza Pizza Royalty Corp.	9,171
8,457	PlayTech plc*	55,093
600	Pollard Banknote, Ltd.	10,967
12,439	Rank Group plc*	11,216
1,500	Resorttrust, Inc.	23,908
4,449	Restaurant Brands International, Inc.	298,718
3,018	Restaurant Brands New Zealand, Ltd.^	12,704
19,755	Restaurant Group plc (The)*	9,948
9,100	Round One Corp.	35,148
1,200	Saint Marc Holdings Co., Ltd.	15,704
3,788	Sands China, Ltd.*	13,221
5,463	Scandic Hotels Group AB*(a)	18,377
36,000	Shangri-La Asia, Ltd.*	33,909
42,585	SJM Holdings, Ltd.*	21,129
1,360	SkiStar AB	16,363
29,451	Sky City Entertainment Group, Ltd.	44,014
6,400	Skylark Holdings Co., Ltd.	83,471
2,332	Sodexo SA	227,801
27,285	SSP Group plc*	82,836
52,261	Star Entertainment Group, Ltd. (The)*	49,974
91,665	Tabcorp Holdings, Ltd.	61,192
581	The Gym Group plc*(a)	661
137	Tivoli A/S*	16,081
1,000	TKP Corp.*	21,648
800	Tokyotokeiba Co., Ltd.	24,466
2,400	Toridoll Holding Corp.	49,308
1,701	TUI AG*	13,158
6,523	Webjet, Ltd.*	30,727
4,231	Whitbread plc	156,261
26,400	Wynn Macau, Ltd.*	25,823
1,900	Yoshinoya Holdings Co., Ltd.	34,865
1,308	Young & Co.’s Brewery plc, Class A	16,547

Shares		Value

Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,515	Young & Co’s Brewery plc	$12,415
187	Zeal Network SE	7,149
1,000	Zensho Holdings Co., Ltd.	29,638

		4,682,881

Household Durables (1.5%):
2,091	Ariston Holding NV	23,040
5,875	Azorim-Investment Development & Construction Co., Ltd.	14,694
4,812	Bang & Olufsen A/S*	6,833
29,695	Barratt Developments plc	171,440
5,441	Bellway plc	148,400
2,266	Berkeley Group Holdings plc	117,544
1,566	Bigben Interactive	9,023
3,728	Bonava AB	7,813
8,359	Bovis Homes Group plc	80,722
3,251	Breville Group, Ltd.	41,843
27,975	Cairn Home plc	30,998
2,500	Casio Computer Co., Ltd.	24,579
600	Chofu Seisakusho Co., Ltd.	10,091
6,556	Crest Nicholson Holdings plc	17,674
1,076	De’Longhi	24,612
7,507	DFS Furniture plc	12,598
1,000	Dorel Industries, Inc.*	2,901
2,152	Duni AB*	19,424
6,117	Electrolux AB, Class B	74,259
1,200	Es-Con Japan, Ltd.	7,881
2,053	Fiskars OYJ Abp	34,959
52	Forbo Holding AG	75,221
1,600	Fuji Corp., Ltd.	8,206
900	Fujitsu General, Ltd.	25,312
25,820	Glenveagh Properties PLC*(a)	28,028
9,000	Haseko Corp.	104,592
2,710	Henry Boot plc	7,454
700	Hoosiers Holdings	4,369
2,100	Iida Group Holdings Co., Ltd.	34,271
1,084	JM AB	18,018
10,600	Jvc Kenwood Corp.	30,565
958	Kaufman & Broad SA	28,472
700	Ki-Star Real Estate Co., Ltd.	21,945
1,300	LEC, Inc.	7,904
540	Leifheit AG	10,571
43,200	Man Wah Holdings, Ltd.	35,786
1,659	Maytronics, Ltd.	17,725
704	Nacon SA*	1,668
1,363	Neinor Homes SA(a)	13,397
9,000	Nikon Corp.	92,253
5,576	Nobia AB	9,570
1,400	Open House Co., Ltd.	52,505
39,200	Panasonic Holdings Corp.	350,892
7,242	Persimmon plc	112,615
1,200	Pressance Corp.	16,204
12,387	Redrow plc	73,018
1,800	Rinnai Corp.	44,019
567	Sabaf SpA	10,020
1,300	Sangetsu Corp.	21,931
908	SEB SA	103,636
9,500	Sekisui Chemical Co., Ltd.	134,779
900	Sekisui House, Ltd.	18,342
5,800	Sharp Corp.	41,018

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Household Durables, continued
13,200	Sony Group Corp.	$1,200,203
5,900	Sumitomo Forestry Co., Ltd.	116,746
328	Surteco Group SE	6,883
1,100	Tama Home Co., Ltd.	30,465
1,100	Tamron Co., Ltd.	26,259
105,935	Taylor Wimpey plc	156,024
805	The Vitec Group plc	8,789
1,000	TOA Corp.	6,236
400	Token Corp.	24,017
1,912	Victoria plc*	11,554
100	V-ZUG Holding AG*	9,041
3,849	YIT OYJ	10,253

		4,042,104

Household Products (0.2%):
636	Essity AB	18,360
3,647	Essity AB, Class B	104,330
1,173	Henkel AG & Co. KGaA	85,292
2,400	Lion Corp.	25,924
14,255	Mcbride plc*	4,872
3,400	Pigeon Corp.	52,594
5,635	PZ Cussons plc	12,875
1,663	Reckitt Benckiser Group plc	126,325
1,900	Unicharm Corp.	78,109

		508,681

Independent Power and Renewable Electricity Producers (0.4%):
2,302	7C Solarparken AG	9,434
1,551	Boralex, Inc., Class A	47,231
2,600	Capital Power Corp.	80,118
7,088	Cloudberry Clean Energy ASA*	7,753
1,098	Corp ACCIONA Energias Renovables SA*	42,591
13,417	Drax Group plc	100,480
1,543	EDP Renovaveis SA	35,374
1,700	EF-ON, Inc.	7,986
2,700	Electric Power Development Co., Ltd.	43,430
1,707	Encavis AG	29,210
2,646	Energix-Renewable Energies, Ltd.	7,442
949	Enlight Renewable Energy, Ltd.*	15,913
1,000	eRex Co., Ltd.	13,867
574	Greenvolt-Energias Renovaveis SA*	4,134
596	Grenergy Renovables SA*	18,173
2,055	Innergex Renewable Energy, Inc.	22,325
690	Kenon Holdings, Ltd.	20,362
2,011	Lundin Energy AB	2,646
8,484	Meridian Energy, Ltd.	27,905
1,170	Neoen SA(a)	36,909
5,371	Northland Power, Inc.	134,662
1,351	OPC Energy, Ltd.*	10,088
1,500	Polaris Renewable Energy, Inc.	14,786
2,100	Renova, Inc.*	31,656
4,713	RWE AG	202,587
1,250	Scatec ASA(a)	8,353
1,714	Solaria Energia y Medio Ambiente SA*	30,877
10,042	Transalta Corp.	87,839
2,200	Transalta Renewables, Inc.	20,253
882	Voltalia SA, Registered Shares*	13,982
910	West Holdings Corp.	22,310

		1,150,676

Shares		Value

Common Stocks, continued
Industrial Conglomerates (1.0%):
182	Aker ASA, Class A Shares	$11,735
865	Bonheur ASA	19,213
1,015	Chargeurs SA	17,163
8,000	Chevalier International Holdings Ltd.	7,114
26,430	CK Hutchison Holdings, Ltd.	164,120
3,331	DCC plc	194,378
2,000	Guoco Group, Ltd.	17,338
10,300	Hitachi, Ltd.	566,224
822	Indus Holding AG	22,281
515	Italmobiliare SpA	14,442
3,100	Jardine Cycle & Carriage, Ltd.	73,246
1,500	Katakura Industries Co., Ltd.	21,040
1,700	Keihan Holdings Co., Ltd.	44,356
12,200	Keppel Corp., Ltd.	51,720
2,456	Lifco AB, Class B	52,897
60,719	Melrose Industries plc	125,128
2,900	Mie Kotsu Group Holdings, Inc.	12,239
5,400	Nisshinbo Holdings, Inc.	41,318
11,314	Nolato AB, Class B	57,396
1,300	Noritsu Koki Co., Ltd.	22,011
69,000	NWS Holdings, Ltd.	61,866
5,665	Siemens AG	916,901
7,408	Smiths Group plc	156,968
5,400	Tokai Holdings Corp.	35,580
1,700	Toshiba Corp.	56,971
933	Volati AB	8,473

		2,772,118

Insurance (4.0%):
3,541	Admiral Group plc	89,115
53,123	Aegon NV	228,279
6,999	Ageas NV	302,537
94,240	AIA Group, Ltd.	990,241
40,863	Alm Brand A/S	76,353
5,446	ASR Nederland NV	217,076
6,914	Assicurazioni Generali SpA	138,006
1,493	AUB Group, Ltd.	25,510
41,941	Aviva plc	209,605
14,834	AXA SA	453,534
999	Baloise Holding AG	155,924
6,345	Beazley plc	46,775
4	Brookfield Reinsurance, Ltd.	132
7,384	Chesnara plc	27,352
2,213	Clal Insurance Enterprises Holdings, Ltd.*	30,166
4,898	Coface SA	69,372
5,800	Dai-ichi Life Holdings, Inc.	106,580
2,100	Definity Financial Corp.	54,812
40,384	Direct Line Insurance Group plc	68,746
82	E-L Financial Corp., Ltd.	55,100
431	Fairfax Financial Holdings, Ltd.	286,684
1,054	FBD Holdings plc	15,490
1,341	Gjensidige Forsikring ASA^	21,986
1,300	Great Eastern Holdings, Ltd.	17,126
4,164	Great-West Lifeco, Inc.	110,378
1,809	Grupo Catalana Occidente SA	57,081
383	Hannover Rueck SE	74,917
4,262	Harel Insurance Investments &	36,047
817	Helvetia Holding AG	114,045
7,266	Hiscox, Ltd.	99,576
3,719	IA Financial Corp., Inc.	235,750

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Insurance, continued
506	IDI Insurance Co., Ltd.	$12,433
26,665	Insurance Australia Group, Ltd.	83,714
2,660	Intact Financial Corp.	380,742
15,800	Japan Post Holdings Co., Ltd.	128,576
1,900	Japan Post Insurance Co., Ltd.	29,667
41,528	Just Group plc	43,980
8,127	Lancashire Holdings, Ltd.	55,464
82,370	Legal & General Group plc	243,597
16,597	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	17,872
9,983	Manulife Financial Corp.	183,215
9,385	Manulife Financial Corp.	172,309
41,493	Mapfre SA	83,698
40,170	Medibank Private, Ltd.	90,448
1,055	Menora Mivtachim Holdings, Ltd.	21,512
16,641	Migdal Insurance & Financial Holding, Ltd.*	17,801
2,900	MS&AD Insurance Group Holdings, Inc.	90,063
577	Muenchener Rueckversicherungs-Gesellschaft AG	201,782
17,747	NIB Holdings, Ltd.	83,720
8,042	NN Group NV	291,756
15,729	Phoenix Group Holdings plc	106,237
4,267	Phoenix Holdings, Ltd. (The)	42,586
7,474	Poste Italiane SpA(a)	76,493
1,147	Protector Forsikring ASA	15,239
2,467	Prudential plc, ADR	67,448
3,425	Prudential PLC	46,834
16,200	QBE Insurance Group, Ltd.	158,179
3,005	Sabre Insurance Group plc(a)	4,190
3,822	Saga plc*	6,294
6,847	Sampo Oyj, Class A	322,954
6,691	SCOR SA	152,114
445	Solid Forsakring AB*	2,806
1,400	Sompo Holdings, Inc.	55,569
9,536	Steadfast Group, Ltd.	37,384
6,858	Storebrand ASA	52,653
1,295	Sun Life Financial, Inc.	60,476
5,328	Sun Life Financial, Inc.	248,953
18,389	Suncorp Group, Ltd.	149,070
488	Swiss Life Holding AG	300,996
4,767	Swiss Re AG	490,449
5,800	T&D Holdings, Inc.	72,058
1,726	Talanx AG	79,855
17,000	Tokio Marine Holdings, Inc.	327,817
1,482	Topdanmark A/S*	79,247
1,392	Trisura Group, Ltd.*	34,087
5,377	Tryg A/S	117,432
17,380	Unipol Gruppo Finanziario SpA	89,391
14,182	UnipolSai Assicurazioni SpA	35,849
4,363	Uniqa Insurance Group AG	36,773
54	Vaudoise Assurances Holding SA	26,757
1,859	Vienna Insurance Group AG Wiener Versicherung Gruppe	49,911
1,796	Wuestenrot & Wuerttembergische AG	31,420
1,444	Zurich Insurance Group AG	691,130

		10,715,295

Interactive Media & Services (0.3%):
3,192	Adevinta ASA*	22,647
11,603	Auto Trader Group plc(a)	88,421
400	Bengo4.com, Inc.*	7,340

Shares		Value

Common Stocks, continued
Interactive Media & Services, continued
575	Better Collective A/S*	$11,146
3,553	carsales.com, Ltd.	52,892
4,900	Catena Media plc*	14,945
1,200	Dip Corp.	32,105
5,418	Domain Holdings Australia, Ltd.	12,875
3,800	Kakaku.com, Inc.	52,209
1,170	Karnov Group AB*	6,127
600	MarkLines Co., Ltd.	11,521
2,000	mixi, Inc.	40,214
19,082	Moneysupermarket.com Group plc	58,638
135	New Work SE	24,484
709	REA Group, Ltd.	66,063
19,514	Rightmove plc	136,041
897	Scout24 AG(a)	53,211
1,787	Seek, Ltd.	28,871
2,124	Solocal Group*	1,021
6,000	Z Holdings Corp.	17,027

		737,798

IT Services (1.8%):
5,049	Addnode Group AB	60,829
114	Adesso SE	18,184
61	Adyen NV*(a)	96,714
370	Allgeier SE	11,376
1,077	Alten SA	172,173
5,169	Amadeus IT Group SA*	346,067
733	Appen, Ltd.*	1,394
400	Argo Graphics, Inc.	11,143
2,661	Atea ASA	32,548
4,261	Atos SE*	53,164
180	Aubay	9,239
2,500	Barings Global Short Duration High Yield Fund	48,697
600	Base Co., Ltd.	26,200
2,362	Bechtle AG	112,740
1,800	Bell System24 Holdings, Inc.	19,649
1,490	Bouvet ASA	9,183
1,473	Cancom SE	50,329
506	Capgemini SA	94,110
26,624	Capita plc*	12,023
1,233	CGI, Inc.*	118,701
1,200	CGI, Inc.*	115,666
1,200	Change Holdings, Inc.	21,444
4,933	Columbus A/S	4,626
2,655	Computacenter plc	70,359
5,155	Computershare, Ltd.	74,704
1,100	Comture Corp.	17,280
7,824	Data#3, Ltd.	38,083
500	Densan System Holdings Co., Ltd.	10,012
700	Digital Garage, Inc.	23,086
1,400	DTS Corp.	34,122
8,624	Econocom Group SA/NV	27,706
2,398	Edenred	141,868
1,000	E-Guardian, Inc.	17,379
5,345	EML Payments, Ltd.*	1,979
558	Enea AB*	5,284
3,891	Fdm Group Holdings plc	34,800
348	Formula Systems 1985, Ltd.	23,074
2,100	Fujitsu, Ltd.	283,879
2,500	Future Corp.	34,541
824	GFT Technologies SE	31,990

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
IT Services, continued
6,665	Global Dominion Access SA(a)	$26,100
700	GMO Payment Gateway, Inc.	60,256
1,200	ID Holdings Corp.	9,061
6,083	Indra Sistemas SA	82,396
1,200	Infocom Corp.	21,284
900	Information Services Internati	35,487
2,776	Iomart Group plc	4,263
1,100	Itochu Techno-Solutions Corp.	27,098
700	JBCC Holdings, Inc.	11,487
600	JIG-SAW, Inc.*	24,117
3,119	Kainos Group plc	53,289
816	Knowit AB	16,257
19,489	Link Administration Holdings, Ltd.	27,643
896	Matrix It, Ltd.	15,776
300	Mitsubishi Research Institute	11,563
193	Nagarro SE*	19,582
7,286	NCC Group plc	9,199
4,200	NEC Corp.	162,176
3,500	NEC Networks & System Integrat	42,722
3,000	NET One Systems Co., Ltd.	72,006
14,213	Nexi SpA*(a)	115,872
5,103	NEXTDC, Ltd.*	35,977
2,300	Nihon Unisys, Ltd.	56,473
5,956	Nomura Research Institute, Ltd.	138,518
800	NS Solutions Corp.	21,400
2,200	Nsd Co., Ltd.	39,669
5,900	NTT Data Corp.	77,606
400	Obic Co., Ltd.	63,251
2,099	One Software Technologies, Ltd.	21,398
4,539	Ordina NV	29,409
1,700	Otsuka Corp.	60,454
2,696	PayPoint plc	15,139
1,200	Poletowin Pitcrew Holdings, Inc.	8,110
9,052	Pushpay Holdings, Ltd.*	7,866
1,400	Relia, Inc.	15,394
394	Reply SpA	49,620
1,146	S&T AG	23,864
2,400	SCSK Corp.	35,075
105	Secunet Security Networks AG	23,175
400	SHIFT, Inc.*	71,606
650	Shopify, Inc., Class A*	31,161
700	Shopify, Inc., Class A*	33,568
1,200	Simplex Holdings, Inc.	22,183
510	Societe Pour l’Informatique Industrielle	27,769
800	Softbank Technology Corp.	12,020
5,347	Softcat plc	85,877
566	Sopra Steria Group	119,052
52,000	Sunevision Holdings, Ltd.	29,664
1,200	TDC Soft, Inc.	13,504
1,700	TechMatrix Corp.	19,127
2,200	TELUS International Cda, Inc.*	44,462
2,731	Tieto OYJ	85,698
3,300	TIS, Inc.	87,238
1,000	TKC Corp.	27,752
700	Transcosmos, Inc.	16,572
500	Uchida Yoko Co., Ltd.	18,591
315	Wavestone	15,204
573	Wiit SpA	12,487

Shares		Value

Common Stocks, continued
IT Services, continued
3,266	Wise plc, Class A*	$21,983

		4,681,895

Leisure Products (0.4%):
26,132	Apollo Tactical Income Fund, Inc.	40,456
5,400	Bandai Namco Holdings, Inc.	116,317
1,496	Beneteau SA	25,044
906	BRP, Inc.	70,908
1,042	Catana Group	7,781
1,377	Games Workshop Group plc	164,167
1,000	Globeride, Inc.	18,724
874	Harvia OYJ	20,856
500	Mars Group Holdings Corp.	11,509
877	MIPS AB	44,286
800	Mizuno Corp.	18,809
800	Roland Corp.	24,175
1,400	Sankyo Co., Ltd.	58,454
376	Sanlorenzo SpA/Ameglia	16,317
1,700	Sega Sammy Holdings, Inc.	32,281
800	Shimano, Inc.	138,799
1,400	Snow Peak, Inc.	21,581
700	Spin Master Corp.(a)	19,462
3,815	Technogym SpA(a)	33,954
3,315	Thule Group AB (The)(a)	81,735
3,300	Tomy Co., Ltd.	36,927
700	Universal Entertainment Corp.*	13,018
1,100	Yamaha Corp.	42,461
3,500	Yonex Co., Ltd.	38,035

		1,096,056

Life Sciences Tools & Services (0.4%):
4,332	Addlife AB, Class B	39,372
840	Biotage AB	10,716
900	CellSource Co., Ltd.*	21,204
315	Chemometec A/S*	18,052
600	Cmic Holdings Co., Ltd.	9,390
878	Ergomed PLC*	11,091
4,136	Eurofins Scientific SE	277,484
653	Gerresheimer AG	64,555
354	Lonza Group AG	212,977
697	Medcap AB*	17,129
2,639	Qiagen NV*	121,209
818	QIAGEN NV*	37,180
252	Sartorius AG	105,760
211	Sartorius Stedim Biotech	64,830
1,600	Shin Nippon Biomedical Laborat	33,284
62	Siegfried Holding AG	45,668

		1,089,901

Machinery (4.2%):
3,402	Aalberts NV	160,471
600	Ag Growth International, Inc.	27,227
2,600	Aichi Corp.	15,644
2,100	Aida Engineering, Ltd.	12,981
781	Alfa Laval AB	27,917
3,214	Alimak Group AB(a)	22,911
900	Alinco, Inc.	7,174
9,615	Alstom SA	262,680
8,100	Amada Holdings Co., Ltd.	75,980
1,932	Andritz AG	130,716
2,000	Anest Iwata Corp.	15,187

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Machinery, continued
2,700	Asahi Diamond Industrial Co., Ltd.	$19,120
20,220	Atlas Copco AB, Class A	256,453
11,750	Atlas Copco AB, Class B	135,151
2,149	Ats Corp.*	89,996
1,300	Bando Chemical Industries, Ltd.	10,419
1,230	Beijer Alma AB	24,489
6,881	Bodycote plc	55,376
310	Bucher Industries AG	144,980
104	Burckhardt Compression Holding AG	64,627
56	Bystronic AG	40,504
1,043	Cargotec OYJ	50,814
2,300	CKD Corp.	37,504
10,416	CNH Industrial NV	159,322
1,023	Concentric AB	20,943
1,110	Construcc y Aux de Ferrocarr SA	30,824
381	Daetwyler Holding AG	78,601
4,500	Daifuku Co., Ltd.	83,456
8,219	Daimler Truck Holding AG*	277,554
2,100	Daiwa Industries, Ltd.	21,992
745	Danieli & C Officine Meccaniche SpA	19,775
1,585	Danieli & C Officine Meccaniche SpA	31,459
4,300	DMG Mori Co., Ltd.	72,637
2,392	Duerr AG	85,704
2,700	Ebara Corp.	125,623
6,740	Electrolux Professional AB, Class B	35,295
6,897	Epiroc AB, Class A	136,999
4,081	Epiroc AB, Class B	69,590
2,000	FANUC Corp.	72,128
342	Feintool International Holding AG	8,693
19,282	Fincantieri SpA*	12,393
2,271	FLSmidth & Co. A/S	86,721
3,291	Fluidra SA	58,020
13,800	Frencken Group, Ltd.	11,832
2,000	Fuji Corp.	33,871
500	Fukushima Galilei Co., Ltd.	18,068
1,700	Furukawa Co., Ltd.	16,419
4,671	GEA Group AG	212,532
2,556	Georg Fischer AG	198,914
371	Gesco SE	10,621
2,000	Glory, Ltd.	43,729
1,300	Harmonic Drive Systems, Inc.	43,237
16,185	Heidelberger Druckmaschinen AG*	29,948
5,448	Hexagon Composites ASA*	17,340
9,100	Hino Motors, Ltd.*	38,125
500	Hirata Corp.	25,949
1,200	Hisaka Works, Ltd.	8,101
3,600	Hitachi Construction Machinery Co., Ltd.	83,918
5,600	Hitachi Zosen Corp.	36,729
400	Hoshizaki Corp.	14,755
1,000	Hosokawa Micron Corp.	21,916
679	Husqvarna AB, Class A Shares	5,881
7,480	Husqvarna AB, Class B	65,020
5,700	IHI Corp.	143,023
8,265	IMI plc	156,463
4,075	Indutrade AB	86,601
879	Interpump Group SpA	49,439
24	Interroll Holding AG, Registered Shares	86,237
1,300	Iseki & Co., Ltd.	11,701
8,499	Iveco Group NV*	80,590

Shares		Value

Common Stocks, continued
Machinery, continued
500	Japan Steel Works, Ltd. (The)	$9,391
699	JOST Werke AG(a)	36,859
3,700	Juki Corp.	17,479
2,224	Jungheinrich AG	77,552
317	Kardex Holding AG	68,715
900	Kato Works Co., Ltd.	7,063
6,300	Kawasaki Heavy Industries, Ltd.	137,866
3,210	Kion Group AG	123,989
400	Kitagawa Iron Works Co., Ltd.	3,253
5,100	Kitz Corp.	35,782
1,934	Knorr-Bremse AG	128,555
572	Koenig & Bauer AG*	12,013
14,200	Komatsu, Ltd.	352,327
184	Komax Holding AG	51,589
2,900	Komori Corp.	21,760
5,032	Kone Oyj, Class B	262,458
1,994	Konecranes OYJ	66,797
187	Krones AG	22,063
4,500	Kubota Corp.	68,174
1,600	Kurita Water Industries, Ltd.	73,231
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	12,215
1,200	Maezawa Kyuso Industries Co., Ltd.	8,689
700	Makino Milling Machine Co., Ltd.	25,733
2,500	Makita Corp.	62,193
586	Manitou Bf SA	13,663
800	Max Co., Ltd.	12,838
896	McPhy Energy SA*	12,553
1,800	Meidensha Corp.	26,183
297	Meier Tobler Group AG	15,209
800	Metawater Co., Ltd.	10,452
20,531	Metso Outotec Oyj	223,910
5,432	MINEBEA MITSUMI, Inc.	103,716
3,100	Misumi Group, Inc.	78,001
4,800	Mitsubishi Heavy Industries, Ltd.	177,011
1,000	Mitsubishi Logisnext Co., Ltd.	7,120
700	Mitsuboshi Belting Co., Ltd.	20,829
2,900	Mitsui E&S Co., Ltd.*	9,125
1,100	Miura Co., Ltd.	28,143
10,151	Morgan Advanced Materials plc	35,513
1,500	Morita Holdings Corp.	15,085
900	Nabtesco Corp.	22,116
800	Nachi-Fujikoshi Corp.	23,897
2,000	Namura Shipbuilding Co., Ltd.*	5,269
1,456	NFI Group, Inc.	8,868
8,900	NGK Insulators, Ltd.	117,835
2,300	Nikkiso Co., Ltd.	16,341
1,267	Nilfisk Holding A/S*	24,949
3,900	Nippon Thompson Co., Ltd.	17,173
400	Nissei ASB Machine Co., Ltd.	11,855
800	Nitta Corp.	17,736
500	Nitto Kohki Co., Ltd.	6,842
1,900	Nitto Seiko Co., Ltd.	8,136
300	Noritake Co., Ltd.	10,404
995	Norma Group SE	23,482
7,700	NSK, Ltd.	44,055
14,800	NTN Corp.	37,789
400	Obara Group, Inc.	11,960
4,495	OC Oerlikon Corp. AG	25,343
1,700	Oiles Corp.	21,570

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Machinery, continued
400	Okamoto Machine Tool Works, Ltd.	$16,022
600	Okuma Corp.	26,885
1,600	Organo Corp.	43,703
2,800	OSG Corp.	42,173
692	Palfinger AG*	21,623
174	Pfeiffer Vacuum Technology AG	29,328
150	Plasson Industries, Ltd.	6,002
122	Rational AG	81,647
70	Rieter Holding AG	7,351
16,905	Rotork plc	65,886
1,800	Ryobi, Ltd.	20,989
9,972	Sandvik AB	211,997
232	Schindler Holding AG, Registered Shares	49,006
797,303	Sembcorp Marine, Ltd.*	71,425
933	SFS Group AG	121,245
1,100	Shibaura Machine Co., Ltd.	26,254
1,200	Shima Seiki Manufacturing, Ltd.	17,122
1,900	Shinmaywa Industries, Ltd.	16,953
78,000	Singamas Container Holdings, Ltd.	6,178
2,200	Sintokogio, Ltd.	13,856
3,528	Skellerup Holdings, Ltd.	11,548
892	SKF AB	17,640
2,289	SKF AB, Class B^	45,185
200	SMC Corp.	106,051
2,300	Sodick Co., Ltd.	13,218
333	Spirax-Sarco Engineering plc	48,861
433	Stabilus SE	30,232
2,397	Stadler Rail AG	93,662
1,600	Star Micronics Co., Ltd.	21,817
849	Sulzer AG, Registered Shares	71,986
4,000	Sumitomo Heavy Industries, Ltd.	98,106
3,900	Tadano, Ltd.	30,833
900	Takeuchi Manufacturing Co., Ltd.	19,976
1,300	Takuma Co., Ltd.	13,063
3,680	Talgo SA(a)	12,483
478	Technotrans SE	14,523
19,687	Techtronic Industries Co., Ltd.	214,939
1,000	Teikoku Electric Manufacturing Co., Ltd.	18,542
3,900	THK Co., Ltd.	90,263
2,100	Tocalo Co., Ltd.	20,622
1,400	Torishima Pump Manufacturing Co., Ltd.	16,652
1,100	Toyota Industries Corp.	61,261
2,304	Trelleborg AB	65,571
1,098	Troax Group AB	22,871
1,100	Tsubaki Nakashima Co., Ltd.	7,974
1,400	Tsubakimoto Chain Co.	34,080
1,800	Tsugami Corp.	19,582
1,200	Tsukishima Holdings Co., Ltd.	9,888
600	Tsurumi Manufacturing Co., Ltd.	9,415
700	Union Tool Co.	17,436
3,461	Valmet Corp.	112,341
754	VAT Group AG(a)	272,468
1,074	VBG Group AB, Class B	17,862
9,855	Vesuvius plc	50,423
2,311	Volvo AB, Class A	49,816
23,536	Volvo AB, Class B^	485,633
229	Vossloh AG	10,636
1,416	Wacker Neuson SE	29,648
6,324	Wartsila Oyj Abp, Class B	59,799

Shares		Value

Common Stocks, continued
Machinery, continued
560	Washtec AG	$24,801
574	Weir Group plc (The)	13,168
3,000	Yamabiko Corp.	29,890
104,900	Yangzijiang Shipbuilding Holdings, Ltd.	95,047
2,600	Yaskawa Electric Corp.	113,935

		11,177,118

Marine Transportation (0.6%):
33	A.P. Moeller - Maersk A/S, Class A	58,436
40	A.P. Moeller - Maersk A/S, Class B	72,497
1,600	Algoma Central Corp.	18,649
3,578	American Shipping Co. ASA	14,190
556	Clarkson plc	21,228
894	D/S Norden A/S	60,041
1,478	DFDS A/S	59,789
3,255	Golden Ocean Group, Ltd.	30,740
2,226	Golden Ocean Group, Ltd.	21,022
426	Hapag-Lloyd AG^(a)	139,511
3,300	Iino Kaiun Kaisha, Ltd.	25,080
5,897	Irish Continental Group	27,924
2,300	Japan Transcity Corp.	10,619
2,700	Kawasaki Kisen Kaisha, Ltd.	61,815
867	Kuehne + Nagel International AG	258,819
5,100	Mitsui O.S.K. Lines, Ltd.	127,638
19,192	MPC Container Ships As	30,587
8,700	Nippon Yusen KK	203,318
600	NS United Kaiun Kaisha, Ltd.	18,680
185,000	Pacific Basin Shipping, Ltd.	71,823
52,000	SITC International Holdings Co., Ltd.	111,760
1,067	Stolt-Nielsen, Ltd.	34,029
4,623	Wallenius Wilhelmsen ASA	33,529

		1,511,724

Media (1.1%):
1,150	4imprint Group plc	68,594
3,715	Aimia, Inc.*	10,035
996	Alma Media Oyj*	9,990
65	APG SGA SA	12,623
14,475	Arnoldo Mondadori Editore SpA	30,707
12,859	Ascential plc*	38,244
4,886	Atresmedia Corp. de Medios de Comuicacion SA	18,434
1,951	Bloomsbury Publishing plc	10,732
701	Cogeco Communications, Inc.	34,150
400	Cogeco, Inc.	18,006
5,394	Corus Entertainment, Inc.	6,866
11,300	Cyberagent, Inc.	95,806
3,000	Dentsu Group, Inc.	105,673
2,100	Direct Marketing MiX, Inc.	21,592
5,775	Eutelsat Communications SA	38,561
2,800	Fuji Media Holdings, Inc.	25,271
598	Future plc	8,576
2,300	Gakken Holdings Co., Ltd.	14,790
3,200	Hakuhodo DY Holdings, Inc.	36,269
8,376	HT&E, Ltd.	6,328
8,773	Hyve Group plc*	12,193
15,821	Informa plc	135,177
2,000	Intage Holdings, Inc.	23,439
1,459	Ipsos	90,393
162,339	ITV plc	166,460
9,582	Ive Group, Ltd.	15,865
2,708	JCDecaux SA*	56,850

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Media, continued
1,600	Kadokawa Corp.	$34,136
2,312	Kin And Carta plc*	2,208
1,664	M6 Metropole Television SA	27,002
1,300	Macromill, Inc.	9,218
47,049	MFE-MediaForEurope NV, Class A	21,665
10,230	MFE-MediaForEurope NV, Class B	6,987
3,263	Next Fifteen Communications Group PLC	33,794
58,186	Nine Entertainment Co. Holdings, Ltd.	77,065
1,944	Nordic Entertainment Group AB, Class B*	49,645
1,307	NRJ Group	9,694
19,083	Ooh!media, Ltd.	20,801
2,872	Pearson plc, ADR	30,012
602	Perion Network, Ltd.*	23,343
68,000	PICO Far East Holdings, Ltd.	12,170
7,255	ProSiebenSat.1 Media SE	73,649
1,300	Proto Corp.	11,611
3,438	Publicis Groupe SA	268,571
2,826	Quebecor, Inc., Class B	69,871
12,118	Reach plc	11,246
1,470	RTL Group	72,476
10,874	S4 Capital plc*	21,881
3,469	Sanoma OYJ	30,525
1,693	Schibsted ASA, Class A	28,759
1,366	Schibsted ASA, Class B	21,912
14,802	SES Global, Class A	97,062
60,999	Seven West Media, Ltd.*	16,978
7,456	Shaw Communications, Inc.	223,009
6,212	Sky Network Television, Ltd.	9,790
7,900	SKY Perfect JSAT Holdings, Inc.	30,875
4,175	Societe Television Francaise 1	36,843
15,013	Southern Cross Media Group, Ltd.	8,739
1,563	Stroeer SE & Co. KGaA	82,477
1,900	TBS Holdings, Inc.	27,348
1,294	Telenet Group Holding NV	29,464
15,000	Television Broadcasts, Ltd.*	18,945
1,400	TV Asahi Holdings Corp.	15,956
500	TV Tokyo Holdings Corp.	9,359
232	TX Group AG	27,147
1,000	ValueCommerce Co., Ltd.	12,925
21,709	Vivendi Universal SA	219,119
500	Wowow, Inc.	4,731
7,345	WPP plc	87,128
700	Zenrin Co., Ltd.	4,412

		3,042,172

Metals & Mining (6.0%):
8,744	Acerinox SA	90,066
1,039	Agnico Eagle Mines, Ltd.	52,958
5,849	Agnico Eagle Mines, Ltd.	298,228
400	Aichi Steel Corp.	7,080
11,590	Alamos Gold, Inc., Class A	141,519
41,565	Alkane Resources,, Ltd.*	21,997
2,048	Alleima AB*	10,128
11,725	Allkem, Ltd.*	93,899
1,400	Altius Minerals Corp.	23,819
50,390	Alumina, Ltd.	49,477
723	Amg Advanced Metallurgical Group N.V.	30,838
18,228	Anglo American plc	603,202
2,689	Antofagasta plc	52,609
2,415	Aperam SA	90,488

Shares		Value

Common Stocks, continued
Metals & Mining, continued
63,634	Arafura Rare Earths,, Ltd.*	$21,209
2,276	ArcelorMittal SA, NYS	68,553
6,589	ArcelorMittal SA	199,784
12,400	Argonaut Gold, Inc.*	5,781
3,700	Asahi Holdings, Inc.	56,480
16,100	Ascot Resources, Ltd.*	8,221
85,942	Aurelia Metals, Ltd.*	7,234
1,034	Aurubis AG	95,413
25,622	AVZ Minerals, Ltd.*	2,687
30,615	B2Gold Corp.	120,983
11,685	Barrick Gold Corp.	216,959
1,629	Bekaert NV	73,685
29,659	Bellevue Gold, Ltd.*	25,286
6,728	BHP Group, Ltd., ADR	426,623
38,377	BHP Group, Ltd.	1,216,966
15,100	BlueScope Steel, Ltd.	204,563
5,243	Boliden AB	206,288
4,719	Capricorn Metals, Ltd.*	14,936
10,300	Capstone Copper Corp.*	46,496
52,864	Centamin plc	67,823
9,300	Centerra Gold, Inc.	60,082
8,967	Central Asia Metals plc	26,236
11,257	Champion Iron, Ltd.	53,889
16,254	China Gold International Resources Corp., Ltd.	58,939
15,400	Copper Mountain Mining Corp.*	24,958
1,000	Daido Steel Co., Ltd.	39,375
1,400	Daiki Aluminium Industry Co., Ltd.	15,144
23,794	De Grey Mining, Ltd.*	24,568
11,513	Deterra Royalties, Ltd.	37,068
2,200	DOWA Mining Co.	70,711
11,000	Dundee Precious Metals, Inc.	80,263
8,162	Eldorado Gold Corp.*	84,562
6,493	Endeavour Mining plc	156,499
3,800	Endeavour Silver Corp.*	14,679
13,107	Equinox Gold Corp.*	67,315
481	Eramet	50,248
2,899	Ero Copper Corp.*	51,295
66,946	Evolution Mining, Ltd.	138,838
7,778	EVRAZ plc*(b)	—
7,330	Ferrexpo plc	10,650
6,600	First Majestic Silver Corp.	47,621
10,562	First Quantum Minerals, Ltd.	242,849
16,739	Fortescue Metals Group, Ltd.	251,663
7,300	Fortuna Silver Mines, Inc.*	27,821
901	Franco-Nevada Corp.	131,439
6,213	Fresnillo plc	57,167
8,215	Galiano Gold, Inc.*	4,803
194,694	Glencore plc	1,119,716
1,100	Godo Steel, Ltd.	28,276
8,900	GoGold Resources, Inc.*	13,765
20,449	Gold Road Resources, Ltd.	23,113
4,992	Granges AB	47,570
2,043	Hill & Smith Holdings plc	33,916
9,715	Hochschild Mining plc	10,113
8,995	Hudbay Minerals, Inc.	47,195
15,631	IAMGOLD Corp.*	42,684
16,140	IGO, Ltd.	138,526
15,540	Iluka Resources, Ltd.	111,035
18,158	Imdex, Ltd.	27,367

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Metals & Mining, continued
3,605	Ivanhoe Mines, Ltd., Class A*	$32,574
16,400	JFE Holdings, Inc.	208,463
50,009	Jupiter Mines, Ltd.	7,873
2,436	K92 Mining, Inc.	13,845
3,200	K92 Mining, Inc.*	18,187
5,400	Karora Resources, Inc.*	18,143
53,933	Kinross Gold Corp.	253,840
12,000	Kobe Steel, Ltd.	95,752
1,800	Kyoei Steel, Ltd.	21,928
2,500	Labrador Iron Ore Royalty Corp.	59,202
2,100	Largo, Inc.*	10,894
14,207	Lucara Diamond Corp.*	5,362
4,500	Lundin Gold, Inc.	52,549
28,726	Lundin Mining Corp.	195,149
27,882	Lynas Rare Earths, Ltd.*	119,067
48,387	Macmahon Holdings, Ltd.	4,678
1,600	Major Drilling Group International, Inc.*	12,586
2,400	Maruichi Steel Tube, Ltd.	52,845
176,000	Midas Holdings, Ltd.*(b)	—
1,683	Mineral Resources, Ltd.	91,176
4,200	Mitsubishi Materials Corp.	68,521
500	Mitsubishi Steel Manufacturing Co., Ltd.	4,433
1,500	Mitsui Mining & Smelting Co., Ltd.	36,444
30,000	Mongolian Mining Corp.*	11,892
27,183	Mount Gibson Iron, Ltd.*	9,759
2,200	Neturen Co., Ltd.	11,566
27,410	New Gold, Inc.*	29,818
11,300	Newcrest Mining, Ltd.	202,259
1,024	Newcrest Mining, Ltd.	18,217
58,536	Nickel Industries, Ltd.	35,488
6,200	Nippon Denko Co., Ltd.	16,766
2,700	Nippon Light Metal Holdings Co.	29,850
14,395	Nippon Steel Corp.	339,769
930	Nippon Yakin Kogyo Co., Ltd.	29,955
400	Nittetsu Mining Co., Ltd.	10,842
12,694	Norsk Hydro ASA	94,972
16,652	Northern Star Resources, Ltd.	136,284
28,628	OceanaGold Corp.	70,972
21,175	OM Holdings, Ltd.	10,171
500	Osaka Steel Co., Ltd.	4,997
3,292	Osisko Gold Royalties, Ltd.	52,037
12,854	Osisko Mining, Inc.*	40,903
15,995	Outokumpu OYJ	87,379
2,923	OZ Minerals, Ltd.	54,898
900	Pacific Metals Co., Ltd.*	13,179
6,317	Pan American Silver Corp.	115,280
33,353	Perenti Global, Ltd.*	27,101
55,326	Perseus Mining, Ltd.	87,664
36,817	Pilbara Minerals, Ltd.	98,197
53,247	Ramelius Resources, Ltd.	44,982
26,859	Regis Resources, Ltd.	37,164
95,529	Resolute Mining, Ltd.*	26,939
10,692	Rio Tinto plc	724,532
7,192	Rio Tinto plc, Registered Shares, ADR	493,371
5,634	Rio Tinto, Ltd.	453,534
22,500	Sabina Gold & Silver Corp.*	34,134
1,335	Salzgitter AG	52,710
18,215	Sandfire Resources, Ltd.*	77,809
4,142	Sandstorm Gold, Ltd.	24,092

Shares		Value

Common Stocks, continued
Metals & Mining, continued
21,718	Schmolz + Bickenbach AG*	$3,105
1,200	Seabridge Gold, Inc.*	15,496
7,176	Sierra Rutile Holdings, Ltd.*	1,252
32,896	Silver Lake Resources, Ltd.*	25,573
7,897	Sims, Ltd.	82,496
53,653	SolGold plc*	12,708
148,911	South32, Ltd.	441,563
7,725	SSAB AB, Class A	56,990
22,114	SSAB AB, Class B	158,097
8,249	SSR Mining, Inc.	124,776
30,000	St. Barbara, Ltd.*	13,415
1,600	Stelco Holdings, Inc.	61,973
4,366	Straits Trading Co., Ltd.	7,294
8,300	Sumitomo Metal & Mining Co., Ltd.	317,414
13,627	Syrah Resources, Ltd.*	16,831
12,474	Taseko Mines, Ltd.*	20,678
17,138	Teck Cominco, Ltd., Class B	625,886
20,766	ThyssenKrupp AG	149,061
900	Toho Titanium Co., Ltd.	15,025
700	Toho Zinc Co., Ltd.	10,780
300	Tokyo Rope Manufacturing Co. Ltd.	2,653
2,300	Tokyo Steel Manufacturing Co., Ltd.	23,764
4,785	Torex Gold Resources, Inc.*	79,638
969	Trevali Mining Corp.*	—
1,700	Triple Flag Precious Metals Corp.	25,325
1,500	UACJ Corp.	29,945
2,097	Victoria Gold Corp.*	13,905
4,973	Voestalpine AG	169,350
4,200	Wesdome Gold Mines, Ltd.*	24,057
49,123	West African Resources, Ltd.*	31,397
14,470	Westgold Resources, Ltd.*	12,608
2,010	Wheaton Precious Metals Corp.	96,819
31,047	Yamana Gold, Inc.	181,048
1,000	Yamato Kogyo Co., Ltd.	40,408
800	Yodogawa Steel Works, Ltd.	16,458

		16,025,017

Multi-Utilities (0.8%):
2,232	Acea SpA	30,520
12,104	AGL Energy, Ltd.	65,323
7,269	Algonquin Power & Utilities Corp.^	61,001
2,005	Atco, Ltd.	64,276
2,366	Canadian Utilities, Ltd., Class A	65,939
184,106	Centrica plc	241,235
59,618	E.ON SE	743,591
9,058	Engie Group	143,236
16,835	Hera SpA	47,637
11,786	Iren SpA	22,621
62,477	ITL AEM SpA	99,831
8,297	National Grid plc	112,602
2,008	National Grid plc, ADR	136,524
11,914	Ren - Redes Energeticas Nacion	34,920
24,600	SembCorp Industries, Ltd.	81,194
1,869	Telecom Plus plc	43,567
6,489	Vector, Ltd.	16,452
6,496	Veolia Environnement SA	200,702

		2,211,171

Oil, Gas & Consumable Fuels (7.2%):
7,481	Advantage Energy, Ltd.*	43,237
18,755	Africa Oil Corp.	42,054

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,461	Aker BP ASA	$109,509
8,769	Ampol, Ltd.	179,451
7,200	Anglo Pacific Group plc	10,511
25,668	ARC Resources, Ltd.	291,194
28,709	Athabasca Oil Corp.*	68,623
2,064	Baytex Energy Corp.*	7,740
15,149	Baytex Energy Corp.*	56,838
69,875	Beach Energy, Ltd.	66,146
7,041	Birchcliff Energy, Ltd.	39,913
15,110	Boss Energy, Ltd.*	24,026
33,005	BP plc, ADR	1,252,210
151,966	BP plc	961,929
173,000	Brightoil Petroleum Holdings, Ltd.*(b)	—
724	BW Energy, Ltd.*	1,878
2,656	BW LPG, Ltd.(a)	19,991
22,053	Cairn Energy plc*	63,515
1,022	Cameco Corp.	26,746
789	Cameco Corp.	20,664
1,527	Canacol Energy, Ltd.	12,735
4,700	Canadian Natural Resources, Ltd.	260,130
6,882	Canadian Natural Resources, Ltd.	380,919
3,012	Cardinal Energy, Ltd.	15,870
194,347	Carnarvon Energy, Ltd.*	17,529
2,956	Cenovus Energy, Inc.	51,612
24,553	Cenovus Energy, Inc.	428,446
13,100	China Aviation Oil Singapore Corp., Ltd.	9,676
64,430	Cooper Energy, Ltd.*	6,914
3,600	Cosmo Energy Holdings Co., Ltd.	116,873
8,781	Crescent Point Energy	61,994
15,061	Crescent Point Energy Corp.	106,329
8,223	Crew Energy, Inc.*	28,844
854	CropEnergies AG	10,466
43,178	d’Amico International Shipping SA*	21,903
467	Delek Group, Ltd.	51,748
18,620	Diversified Energy Co. plc	21,761
20,320	DNO ASA	19,993
9,908	Enbridge, Inc.	377,828
96,700	ENEOS Holdings, Inc.	339,215
2,930	Energean PLC	47,194
1,500	Enerplus Corp.	21,624
47,830	ENI SpA	669,930
120,434	EnQuest plc*	27,623
8,723	Equinor ASA	248,191
1,081	Equital, Ltd.*	25,870
1,390	Etablissements Maurel et Prom SA	5,196
2,256	Euronav NV	37,762
1,579	Exmar NV	16,617
762	FLEX LNG, Ltd.	25,128
3,700	Freehold Royalties, Ltd.	39,785
2,600	Frontera Energy Corp.*	22,435
2,211	Frontline plc	36,175
3,100	Fuji Oil Co., Ltd.	6,194
22,822	Galp Energia SGPS SA	258,912
298	Gaztransport et Technigaz SA	30,529
15,200	Gear Energy, Ltd.	11,586
6,249	Genel Energy plc	9,019
5,750	Gibson Energy, Inc.	91,911
22,100	Golden Energy Resources, Ltd.*	16,428
19,607	Gran Tierra Energy, Inc.*	17,412

Shares		Value

Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
14,984	Gulf Keystone Petroleum, Ltd.	$26,952
4,009	Hafnia, Ltd.	22,976
5,643	Harbour Energy plc	19,157
9,100	Headwater Exploration, Inc.	42,493
7,800	Idemitsu Kosan Co., Ltd.	170,597
3,981	Imperial Oil, Ltd.	202,482
21,000	INPEX Corp.	223,466
2,244	International Petroleum Corp.*	21,555
2,823	International Petroleum Corp. / Sweden*	26,966
3,600	Itochu Enex Co., Ltd.	30,696
1,700	Iwatani Corp.	74,460
1,000	Japan Petroleum Exploration Co., Ltd.	33,697
2,500	Journey Energy, Inc.*	11,100
24,713	Karoon Energy, Ltd.*	35,376
7,300	Kelt Exploration, Ltd.*	24,796
7,201	Keyera Corp.	157,683
3,130	Koninklijke Vopak NV	110,308
10,807	MEG Energy Corp.*	173,625
1,700	Mitsuuroko Holdings Co., Ltd.	16,634
1,502	Naphtha Israel Petroleum Corp.	6,357
2,246	Neste Oyj	110,768
21,426	New Hope Corp., Ltd.	81,748
7,392	New Zealand Refining Co., Ltd. (The)	6,978
64,000	NewOcean Energy Holdings, Ltd.*	119
21,200	Nippon Coke & Engineering Co., Ltd.*	13,942
575	Norwegian Energy Co. ASA*	19,246
7,754	Nuvista Energy, Ltd.*	62,718
104,047	Oil Refineries, Ltd.	28,504
936	OMV AG	42,864
41,785	Paladin Energy, Ltd.*	18,336
5,770	Panoro Energy ASA	14,631
3,407	Paramount Resouces, Ltd., Class A	74,630
4,673	Parex Resources, Inc.	86,938
6,100	Parkland Corp.	146,259
507	Paz Oil Co., Ltd.*	49,548
1,584	Pembina Pipeline Corp.	51,322
6,701	Pembina Pipeline Corp.	217,102
7,660	Peyto Exploration & Development Corp.	68,647
12,892	Pharos Energy plc*	3,562
10,900	Pine Cliff Energy, Ltd.	10,406
7,163	Pipestone Energy Corp.	14,683
7,532	Prairiesky Royalty, Ltd.	119,281
14,537	Repsol SA	223,752
1,600	Sala Corp.	9,101
3,100	San-Ai Oil Co., Ltd.	32,186
55,049	Santos, Ltd.	254,007
23,460	Saras SpA*	36,555
8,575	Serica Energy plc	23,492
51,340	Shell plc	1,469,913
34,290	Shell PLC, ADR	1,973,047
400	Sinanen Holdings Co., Ltd.	9,688
2,000	Spartan Delta Corp.	20,869
15,527	Stobart Group, Ltd.*	1,019
16,178	Suncor Energy, Inc.	502,352
9,472	Suncor Energy, Inc.	294,106
9,600	Tamarack Valley Energy, Ltd.^	28,062
4,203	TC Energy Corp.	163,510
1,817	TC Energy Corp.	70,699
3,303	Tethys Oil AB	17,454

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
13,400	Tidewater Midstream and Infrastructure, Ltd.	$8,925
3,400	Topaz Energy Corp.	48,083
906	Torm PLC	27,819
663	TORM plc, Class A	20,358
41,514	TotalEnergies SE	2,449,212
8,938	Tourmaline Oil Corp.	372,521
64,721	Tullow Oil plc*	25,272
542	Verbio Vereinigte Bioenergie AG	25,406
4,283	Vermilion Energy, Inc.	55,562
35,418	Viva Energy Group, Ltd.(a)	71,731
27,552	Whitecap Resources, Inc.	213,068
35,316	Whitehaven Coal, Ltd.	158,987
19,371	Woodside Energy Group, Ltd.	436,375
3,625	Yancoal Australia, Ltd.^	14,091

		19,023,311

Paper & Forest Products (0.6%):
2,718	Altri SGPS SA	14,009
2,829	Canfor Corp.*	45,472
600	Daiken Corp.	10,338
3,000	Daio Paper Corp.	23,445
8,317	Ence Energia y Celulosa S.A	30,982
6,700	Hokuetsu Corp.	44,953
1,406	Holmen AB, B Shares	54,196
1,527	Interfor Corp.*	24,883
6,283	Metsa Board OYJ	50,622
7,278	Mondi plc	115,340
11,089	Navigator Co. SA (The)	39,658
4,800	Nippon Paper Industries Co., Ltd.*	37,072
2,562	Nordic Paper Holding AB	11,082
5,393	Norske Skog ASA*(a)	29,858
28,900	Oji Holdings Corp.	114,440
1,998	Stella-Jones, Inc.	76,575
19,524	Stora Enso Oyj, Class R	254,043
4,552	Svenska Cellulosa AB SCA, Class B	59,886
600	Tokushu Tokai Paper Co., Ltd.	13,319
7,857	UPM-Kymmene Oyj*	263,826
2,554	West Fraser Timber Co., Ltd.	182,199
24,618	Western Forest Products, Inc.	20,404

		1,516,602

Passenger Airlines (0.2%):
3,200	Air Canada*	45,349
15,527	Air France-KLM*	28,631
80,763	Air New Zealand, Ltd.*	38,712
2,300	ANA Holdings, Inc.*	49,956
57,347	Cathay Pacific Airways, Ltd.*	55,294
7,555	Deutsche Lufthansa AG*	84,052
5,559	easyJet plc*	35,693
528	Exchange Income Corp.	20,924
2,800	Japan Airlines Co., Ltd.	54,603
2,549	JET2 plc	41,359
10,542	Qantas Airways, Ltd.*	46,822
21,600	Singapore Airlines, Ltd.	93,177

		594,572

Personal Care Products (0.9%):
306	Beiersdorf AG	39,805
3,201	Best World International, Ltd.*	5,938
307	Blackmores, Ltd.	14,507
800	Fancl Corp.	14,727

Shares		Value

Common Stocks, continued
Personal Care Products, continued
5,222	Haleon PLC, ADR	$42,507
12,238	Haleon PLC*	48,816
372	Interparfums SA	28,017
1,514	Jamieson Wellness, Inc.(a)	37,522
4,300	Kao Corp.	167,920
300	Kobayashi Pharmaceutical Co., Ltd.	18,329
200	Kose Corp.	23,758
16,500	L’occitane International SA	41,258
2,269	L’Oreal SA	1,015,060
1,600	Mandom Corp.	17,877
1,000	Milbon Co., Ltd.	41,205
600	Noevir Holdings Co., Ltd.	24,438
2,645	Ontex Group NV*	19,752
1,200	Pola Orbis Holdings, Inc.	15,629
2,000	Rohto Pharmaceutical Co., Ltd.	41,815
1,900	Shiseido Co., Ltd.	89,182
5,719	Unilever plc	296,240
1	Unilever plc	52
6,345	Unilever plc, ADR	329,496
1,300	Ya-Man, Ltd.	11,705

		2,385,555

Pharmaceuticals (4.0%):
2,004	Alk Abello A/S*	30,963
15,687	Alliance Pharma plc	13,364
1,963	Almirall SA	18,324
5,600	Astellas Pharma, Inc.	79,666
5,086	AstraZeneca plc, ADR	353,019
5,996	AstraZeneca plc	832,108
491	Aurora Cannabis, Inc.*	342
1,145	Bausch Health Cos., Inc.*	9,275
6,486	Bausch Health Cos., Inc.*	52,558
18,051	Bayer AG, Registered Shares	1,149,670
298	Boiron SA	12,833
900	Canopy Growth Corp.*	1,578
5,000	Chugai Pharmaceutical Co., Ltd.	123,597
207	COSMO Pharmaceuticals NV	12,855
1,800	Daiichi Sankyo Co., Ltd.	65,701
300	Daito Pharmaceutical Co., Ltd.	5,582
324	Dermapharm Holding SE	13,292
500	Eisai Co., Ltd.	28,453
192	Euroapi Sasu*	2,197
8,814	Faes Farma SA	30,117
700	Fuji Pharma Co., Ltd.	5,988
500	Fuso Pharmaceutical Industries. Ltd.	7,534
12,251	GSK PLC	218,465
9,383	GSK PLC, ADR	333,847
12,649	H Lundbeck A/S	58,613
3,600	Haw Par Corp., Ltd.	26,417
5,579	Hikma Pharmaceuticals plc	115,479
800	Hisamitsu Pharmaceutical Co., Inc.	22,857
5,536	Indivior PLC*	94,639
1,149	Ipsen SA	126,635
2,400	JCR Pharmaceuticals Co., Ltd.	25,703
1,000	Kaken Pharmaceutical Co., Ltd.	27,910
1,000	Kissei Pharmaceutical Co., Ltd.	19,959
900	Kyowa Kirin Co., Ltd.	19,637
680	Laboratorios Farmaceuticos Rovi SA	28,454
4,918	Mayne Pharma Group, Ltd.	12,353
398	Merck KGaA	73,989

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Pharmaceuticals, continued
400	Mochida Pharmaceutical Co., Ltd.	$10,098
1,600	Nippon Shinyaku Co., Ltd.	70,567
15,555	Novartis AG, Registered Shares	1,428,415
13,507	Novo Nordisk A/S, Class B	2,143,695
5,400	Ono Pharmaceutical Co., Ltd.	112,670
4,139	Orion Oyj, Class B	185,056
658	Orion OYJ	30,357
2,100	Otsuka Holdings Co., Ltd.	66,961
795	Recordati SpA	33,643
3,249	Roche Holding AG	930,077
164	Roche Holding AG	49,333
6,368	Sanofi	693,424
7,300	Santen Pharmaceutical Co., Ltd.	62,297
1,700	Sawai Group Holdings Co., Ltd.	46,821
1,300	Seikagaku Corp.	7,993
2,400	Shionogi & Co., Ltd.	108,570
2,832	SNDL, Inc.*	4,531
3,200	Sumitomo Dainippon Pharma Co., Ltd.	19,574
4,000	SymBio Pharmaceuticals, Ltd.*	13,062
800	Taisho Pharmaceutical Holdings Co., Ltd.	33,321
8,900	Takeda Pharmacuetical Co., Ltd.	292,359
5,753	Teva Pharmaceutical Industries, Ltd., ADR*	50,914
800	Torii Pharmaceutical Co., Ltd.	19,205
1,200	Towa Pharmaceutical Co., Ltd.	17,175
2,000	Tsumura & Co.	39,749
777	UCB SA	69,473
26,000	United Laboratories International Holdings, Ltd.	18,028
299	Vetoquinol SA	28,736
179	Virbac SA	57,598
1,100	ZERIA Pharmaceutical Co., Ltd.	18,654

		10,716,329

Professional Services (1.7%):
6,879	Adecco Group AG	250,441
3,460	AFRY AB	62,471
14,170	ALS, Ltd.	117,461
770	Altech Corp.	14,702
111	Amadeus Fire AG	16,686
5,585	Applus Services SA	43,582
1,900	BayCurrent Consulting, Inc.	78,845
2,600	Benefit One, Inc.	37,170
372	Bertrandt AG	20,173
1,661	Brunel International NV	23,017
9,727	Bureau Veritas SA	279,474
700	Creek & River Co., Ltd.	12,200
180	Danel Adir Yeoshua, Ltd.	13,244
1,661	DKSH Holding, Ltd.	133,854
14,199	DWF Group plc(a)	11,743
900	en Japan, Inc.	15,516
10,387	Experian plc	341,834
1,200	FULLCAST Holdings Co., Ltd.	21,933
1,500	Funai Soken Holdings, Inc.	30,772
175	Groupe Crit	13,862
37,731	Hays plc	51,996
3,100	Infomart Corp.	6,518
1,600	Insource Co., Ltd.	16,324
2,428	Intertek Group plc	121,674
4,735	IPH, Ltd.	23,484
300	IR Japan Holdings, Ltd.	5,306
1,000	Jac Recruitment Co., Ltd.	19,732

Shares		Value

Common Stocks, continued
Professional Services, continued
1,000	LIKE, Inc.	$15,445
5,600	Link And Motivation, Inc.	22,190
1,000	Management Solutions Co., Ltd.	25,122
3,994	McMillan Shakespeare, Ltd.	38,493
1,500	Meitec Corp.	26,832
5,500	Nihon M&A Center, Inc.	41,222
1,900	Open Up Group, Inc.	27,631
3,000	Outsourcing, Inc.	29,570
12,547	Pagegroup plc	70,623
1,400	Pasona Group, Inc.	19,870
2,100	Persol Holdings Co., Ltd.	42,227
4,074	Randstad NV	241,833
10,100	Recruit Holdings Co., Ltd.	279,979
5,236	RELX plc, ADR	169,856
6,345	RELX plc	205,369
2,839	RELX plc	91,924
2,833	Ricardo plc	19,358
3,902	Robert Walters plc	21,658
5,749	RWS Holdings plc	21,204
70	SGS SA, Registered Shares	153,832
1,300	SIGMAXYZ Holdings, Inc.	11,170
3,267	Smartgroup Corp., Ltd.	14,055
2,500	SMS Co., Ltd.	60,670
3,200	S-Pool, Inc.	14,414
7,669	SThree plc	39,544
1,633	Talenom Oyj	14,588
1,100	Tanseisha Co., Ltd.	6,414
2,800	Technopro Holdings, Inc.	77,613
660	Teleperformance	159,396
304	Thomson Reuters Corp.	39,556
1,065	Tinexta SpA	23,168
1,100	UT Group Co., Ltd.	20,531
700	Visional, Inc.*	39,177
300	Weathernews, Inc.	15,016
3,906	Wolters Kluwer NV	492,848

		4,376,412

Real Estate Management & Development (2.1%):
697	Aedas Homes SA	9,843
1,700	AEON Mall Co., Ltd.	22,301
206	AFI Properties, Ltd.*	5,451
1,001	Airport City, Ltd.*	13,309
2,300	Airport Facilities Co., Ltd.	9,532
774	Allreal Holding AG	130,705
1,972	Alony Hetz Properties & Invest	15,525
492	Alrov Properties And Lodgings, Ltd.	20,596
700	Altus Group, Ltd.	29,729
2,393	Amot Investments, Ltd.	12,202
2,116	Annehem Fastigheter AB*	3,878
11,406	Aroundtown SA	16,239
46,000	Asia Standard International Group, Ltd.*	3,750
1,281	Atrium Ljungberg AB, Class B	20,937
233	Azrieli Group	13,435
210	Big Shopping Centers, Ltd.*	17,467
1,455	BlackRock Debt Strategies Fund, Inc.	15,152
116	Blue Square Real Estate, Ltd.	6,330
59	Brack Capital Properties NV*	7,039
3,700	Bukit Sembawang Estates, Ltd.	11,445
695	CA Immobilien Anlagen AG*	18,691
25,700	Capitaland Investment, Ltd.	71,455

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Real Estate Management & Development, continued
1,420	Castellum AB	$16,562
1,204	Catena AB	44,646
2,946	Cedar Woods Properties, Ltd.	8,708
18,000	Chinese Estates Holdings, Ltd.*	5,680
52,000	Chuang’s Consortium International, Ltd.	4,317
851	Cibus Nordic Real Estate AB	8,893
16,600	City Developments, Ltd.	92,228
1,684	Citycon OYJ	11,504
27,675	CK Asset Holdings, Ltd.	167,669
3,571	CLS Holdings plc	5,920
127	Colliers International Group	13,405
600	Colliers International Group, Inc.	63,330
12,641	Corem Property Group AB, Class B	8,844
340,000	CSI Properties, Ltd.	6,884
2,367	CTP NV(a)	30,660
1,100	Daito Trust Construction Co., Ltd.	109,796
9,300	Daiwa House Industry Co., Ltd.	219,103
1,307	Deutsche Wohnen SE	25,640
1,139	Dic Asset AG	9,789
2,651	Dios Fastigheter AB	17,629
4,200	DoubleLine Yield Opportunities Fund	11,950
1,450	DREAM Unlimited Corp.	25,399
34,000	Emperor International Holdings	2,784
577	Entra ASA(a)	5,594
55,400	ESR Cayman, Ltd.(a)	98,999
4,939	Fabege AB	38,027
83,930	Far East Consortium International, Ltd.	20,594
8,276	Fastighets AB Balder, B Shares*	34,077
862	FastPartner AB, Class A	4,977
28,100	First Trust High Income Long/Short Fund	23,074
300	FirstService Corp.	42,277
436	FirstService Corp.	61,472
11,092	Foxtons Group plc	5,507
16,000	Frasers Property, Ltd.	10,532
2,231	Gav-Yam Lands Corp., Ltd.	16,342
1,100	Goldcrest Co., Ltd.	14,191
28,069	Grainger plc	80,755
1,873	Grand City Properties SA	13,271
10,516	Great Eagle Holdings, Ltd.	21,212
17,100	GuocoLand, Ltd.	20,248
28,000	Hang Lung Group, Ltd.	49,453
56,984	Hang Lung Properties, Ltd.	106,831
7,709	Harworth Group plc	10,328
1,200	Heiwa Real Estate Co., Ltd.	34,336
5,154	Helical plc	19,074
14,706	Henderson Land Development Co., Ltd.	50,914
143	Hiag Immobilien Holding AG	12,460
37,840	HKR International, Ltd.	12,290
9,400	Ho Bee Land, Ltd.	15,924
18,500	Hong Fok Corp., Ltd.	14,212
15,800	Hongkong Land Holdings, Ltd.	69,583
2,049	Hufvudstaden AB	27,848
9,700	Hulic Co., Ltd.	79,711
11,000	Hysan Development Co., Ltd.	31,342
7,300	Ichigo, Inc.	15,313
151	IES Holdings, Ltd.*	10,087
242	Immobel SA	12,625
218	Ina Invest Holding AG*	4,289
700	Information Services Corp.	11,396

Shares		Value

Common Stocks, continued
Real Estate Management & Development, continued
2,409	Instone Real Estate Group AG(a)	$20,301
29	Intershop Holdings AG	21,123
2,000	Invesque, Inc.*	1,700
164	Investis Holding SA	17,743
1,643	Israel Canada T.R, Ltd.	3,015
32,180	IWG plc*	65,531
25,000	K Wah International Holdings Ltd.	8,899
1,500	Katitas Co., Ltd.	29,395
1,200	Keihanshin Building Co., Ltd.	10,858
16,225	Kerry Properties, Ltd.	41,645
2,347	K-fast Holding AB*	4,640
3,270	Kojamo Oyj	38,582
26,000	Kowloon Development Co., Ltd.	27,982
17,100	Lai Sun Development Co., Ltd.*	3,396
112,800	Landing International Development, Ltd.*	2,449
44,500	Langham Hospitality Investment	5,954
973	LEG Immobilien SE	53,271
14,551	Lend Lease Group	70,894
8,900	Leopalace21 Corp.*	24,032
3,460	Lifestyle Communities, Ltd.	37,013
8,000	Liu Chong Hing Investment, Ltd.	6,656
4,644	LSL Property Services plc	15,596
543	Mega Or Holdings, Ltd.	11,631
463	Melisron, Ltd.	29,186
59,000	Mingfa Group International Co., Ltd.*	2,593
6,700	Mitsubishi Estate Co., Ltd.	80,000
6,000	Mitsui Fudosan Co., Ltd.	112,768
9,306	Mivne Real Estate KD, Ltd.	25,852
342	Mobimo Holding AG, Registered Shares	89,155
100	Morguard Corp.	7,677
705	Neobo Fastigheter AB*	848
28,087	New World Development Co., Ltd.	75,759
1,539	Nexity SA	38,722
800	Nippon Commercial Development Co., Ltd.	11,575
1,700	Nisshin Group Holdings Co., Ltd.	5,845
4,300	Nomura Real Estate Holdings, Inc.	95,226
522	NP3 Fastigheter AB	9,442
6,438	Nyfosa AB	44,833
17,900	Oue, Ltd.	16,015
54,608	Oxley Holdings, Ltd.	5,746
25,655	Pacific Century Premium Developments, Ltd.*	1,167
5,361	PEXA Group, Ltd.*	48,668
1,195	Platzer Fastigheter Holding AB, Class B	9,285
222	Prashkovsky Investments And Construction, Ltd.	4,804
1,324	PSP Swiss Property AG	150,506
125	Raysum Co., Ltd.	1,286
3,244	Real Matters, Inc.*	11,715
3,700	Relo Group, Inc.	58,965
1,892	Sagax AB, Class B	43,744
22,824	Samhallsbyggnadsbolaget i Norden AB^	31,303
1,200	SAMTY Co., Ltd.	19,957
3,518	Savills plc	42,923
1,875	Selvaag Bolig ASA	6,640
70,000	Shun Tak Holdings, Ltd.*	12,785
795	Shurgard Self Storage, Ltd.	38,028
100,800	Sinarmas Land, Ltd.	13,788
50,317	Sino Land Co., Ltd.	68,154
34,943	Sirius Real Estate, Ltd.	33,122
5,000	Soundwill Holdings, Ltd.	4,274

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Real Estate Management & Development, continued
200	SRE Holdings Corp.*	$5,121
1,800	Starts Corp., Inc.	34,628
5,500	Sumitomo Realty & Development Co., Ltd.	124,075
1,493	Summit Real Estate Holdings, Ltd.	16,546
1,800	Sun Frontier Fudousan Co., Ltd.	17,407
8,921	Sun Hung Kai Properties, Ltd.	125,476
7,146	Swire Pacific, Ltd., Class A	55,034
17,500	Swire Pacific, Ltd., Class B	21,572
8,600	Swire Properties, Ltd.	22,214
1,615	Swiss Prime Site AG	134,488
3,096	TAG Immobilien AG	21,412
21,000	TAI Cheung Holdings, Ltd.	11,028
2,900	Toc Co., Ltd.	13,948
7,900	Tokyo Tatemono Co., Ltd.	96,438
25,500	Tokyu Fudosan Holdings Corp.	122,438
2,400	Tosei Corp.	26,706
4,220	Tricon Residential, Inc.	32,728
213	UBM Development AG	6,398
12,600	UOL Group, Ltd.	65,905
241	VGP NV	21,582
4,568	Vonovia SE	85,895
9,647	Wallenstam AB	36,623
6	Warteck Invest AG	13,513
6,203	Watkin Jones plc	6,816
12,829	Wharf Real Estate Investment Co., Ltd.	74,200
4,068	Wihlborgs Fastigheter AB	31,196
20,700	Wing Tai Holdings, Ltd.	23,190
16,000	Wing Tai Properties, Ltd.	7,010
148	YH Dimri Construction & Development, Ltd.	8,463
17	Zug Estates Holding AG	32,200

		5,554,428

Retail REITs (0.0%†):
12,197	Investore Property, Ltd.	10,764

Semiconductors & Semiconductor Equipment (2.3%):
1,400	Advantest Corp.	129,726
9,500	Aem Holdings, Ltd.	22,877
12,975	ams AG*	101,400
546	ASM International NV	221,706
2,021	ASML Holding NV, NYS	1,375,715
1,186	ASML Holding NV	810,312
10,419	ASMPT, Ltd.	103,137
2,599	BE Semiconductor Industries NV	227,278
1,500	Disco Corp.	174,539
185	Elmos Semiconductor SE	17,951
1,700	Ferrotec Holdings Corp.	43,055
300	Furuya Metal Co., Ltd.	20,661
6,726	Infineon Technologies AG	274,897
24,323	IQE plc*	8,130
3,600	Japan Material Co., Ltd.	64,371
600	Lasertec Corp.	106,381
500	Megachips Corp.	12,392
677	Melexis NV	78,490
1,700	Micronics Japan Co., Ltd.	17,180
800	Mimasu Semiconductor Industry	17,880
500	Mitsui High-Tec, Inc.	31,800
1,737	Nordic Semiconductor ASA*	26,692
386	Nova Measuring Instruments, Ltd.*	40,271
1,100	Optorun Co., Ltd.	18,466
12,300	Renesas Electronics Corp.*	178,600

Shares		Value

Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,300	ROHM Co., Ltd.	$108,296
600	Rorze Corp.	53,202
1,000	RS Technologies Co., Ltd.	24,651
700	Sanken Electric Co., Ltd.	56,186
1,300	SCREEN Holdings Co., Ltd.	115,184
200	Shibaura Mechatronics Corp.	24,457
300	Shindengen Electric Manufacturing Co., Ltd.	7,599
2,300	Shinko Electric Industries Co., Ltd.	71,510
743	Siltronic AG	54,145
690	Soitec*	111,126
6,413	STMicroelectronics NV	343,039
409	SUESS MicroTec SE	10,195
11,800	SUMCO Corp.	177,517
1,400	Tazmo Co., Ltd.	23,034
3,300	Tokyo Electron, Ltd.	403,543
1,600	Tokyo Seimitsu Co., Ltd.	62,050
1,200	Torex Semiconductor, Ltd.	21,798
1,000	Towa Corp.	15,917
2,902	Tower Semiconductor, Ltd.*	123,248
1,200	Tri Chemical Laboratories, Inc.	22,168
321	u-blox Holding AG	44,872
1,900	Ulvac, Inc.	82,877
24,700	UMS Holdings, Ltd.	20,727
1,978	X-Fab Silicon Foundries SE*(a)	18,714
1,200	Yamaichi Electronics Co., Ltd.	17,881

		6,137,843

Software (1.1%):
1,800	Access Co., Ltd.*	11,900
1,484	Accesso Technology Group PLC*	12,725
2,086	Altium, Ltd.	53,493
177	Atoss Software AG	31,987
4,889	BlackBerry, Ltd.*	22,432
19,135	Bravura Solutions, Ltd.	5,142
3,570	Byggfakta Group Nordic Holdco AB*	12,532
5,897	Bytes Technology Group PLC	28,262
4,700	Celsys, Inc.	24,179
500	Computer Engineering & Consulting, Ltd.	4,838
201	Constellation Software, Inc.	377,949
464	Crayon Group Holding ASA*(a)	3,826
1,400	Cresco, Ltd.	17,973
1,200	Cybozu, Inc.	26,737
1,719	Dassault Systemes SE	70,988
564	Descartes Systems Group, Inc.*	45,464
300	Descartes Systems Group, Inc. (The)*	24,217
300	Digital Arts, Inc.	11,627
1,500	Dye & Durham, Ltd.	19,959
1,000	Enghouse Systems, Ltd.	28,306
669	FD Technologies plc*	14,144
1,600	Fixstars Corp.	17,902
9,453	Fortnox AB	64,883
1,966	F-Secure Oyj	6,813
400	Fuji Soft, Inc.	23,206
900	Fukui Computer Holdings, Inc.	18,655
2,826	GB Group plc	10,477
8,509	Hansen Technology, Ltd.	26,323
690	Hilan, Ltd.	28,747
700	I’ll, Inc.	12,671
16,011	Infomedia, Ltd.	15,996
7,858	Integrated Research, Ltd.*	2,239

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Software, continued
3,230	IRESS, Ltd.	$21,549
1,500	Justsystems Corp.	40,194
200	Kinaxis, Inc.*	27,464
935	Lectra	36,945
4,811	Lightspeed Commerce, Inc.*	73,164
36	Linedata Services	1,741
15,683	LINK Mobility Group Holding ASA*	12,726
303	Lumine Group, Inc.*	3,298
1,195	Magic Software Enterprises, Ltd.	15,727
500	Miroku Jyoho Service Co., Ltd.	6,223
1,504	Nemetschek SE	103,112
1,260	Netcompany Group A/S*(a)	45,967
145	Nice, Ltd.*	33,029
30,146	Nuix, Ltd.*	26,859
400	OBIC Business Consultants Co., Ltd.	15,119
1,680	Open Text Corp.	64,811
896	Open Text Corp.	34,541
800	Oracle Corp.	57,746
30	Otello Corp. ASA	22
1,000	Plus Alpha Consulting Co., Ltd.	22,813
601	QT Group Oyj*	44,006
900	Rakus Co., Ltd.	13,059
6,789	Sage Group plc (The)	65,039
1,328	SAP SE	167,043
1,470	SimCorp A/S	111,354
16,449	Sinch AB*(a)	44,476
1,484	Software AG	32,376
500	SRA Holdings	11,022
8,400	Systena Corp.	18,461
5,737	TeamViewer SE*(a)	96,950
7,838	Technology One, Ltd.	76,716
1,696	Temenos AG	118,086
3,468	TomTom NV*	28,504
2,000	Trend Micro, Inc.	98,065
12,001	Vista Group International, Ltd.*	10,462
605	Vitec Software Group AB B Sh	31,118
1,200	WingArc1st, Inc.	17,783
1,629	WiseTech Global, Ltd.	71,554
1,966	WithSecure Oyj*	3,258
423	Xero, Ltd.*	25,594

		2,804,568

Specialty Retail (1.5%):
400	ABC-Mart, Inc.	22,080
16,866	Accent Group, Ltd.	26,778
11,214	Adairs, Ltd.	15,284
1,300	Adastria Co., Ltd.	24,013
900	Alpen Co., Ltd.	13,543
2,600	Aoki Holdings, Inc.	16,763
2,800	Aoyama Trading Co., Ltd.	19,903
5,584	AP Eagers, Ltd.	50,710
1,400	ARCLANDS CORP.	15,782
1,137	Aritzia, Inc.*	36,492
1,006	ASOS plc*	10,255
1,143	Auto1 Group SE*(a)	8,074
2,500	Autobacs Seven Co., Ltd.	27,251
613	Autocanada, Inc.*	9,018
621	BHG Group AB*	574
2,300	BIC Camera, Inc.	19,316
2,768	Bilia AB, Class A	34,198

Shares		Value

Common Stocks, continued
Specialty Retail, continued
1,681	Blackstone Strategic Credit Fund	$20,048
34,054	Boohoo Group plc*	25,129
3,245	Byggmax Group AB	11,532
2,609	Carasso Motors, Ltd.	12,314
16,294	Card Factory plc*	17,512
94	Cazoo Group, Ltd.*	234
3,919	Ceconomy AG*	10,671
800	Chiyoda Co., Ltd.	4,927
32,200	Chow Tai Fook Jewellery Group, Ltd.	63,634
1,435	Clas Ohlson AB, Class B	10,684
4,700	DCM Holdings Co., Ltd.	40,944
2,725	Delek Automotive Systems, Ltd.	25,415
51,069	Dixons Carphone plc	37,015
291	Dor ALON Energy In Israel 1988, Ltd.	6,236
2,778	Dufry AG, Registered Shares*	123,767
4,536	Dunelm Group plc	61,996
3,700	Edion Corp.	35,749
800	Enigmo, Inc.	3,021
115,950	Esprit Holdings, Ltd.*	10,107
1,300	Fast Retailing Co., Ltd.	284,266
995	Fielmann AG	41,414
878	Fnac Darty SA	32,404
280	Fox Wizel, Ltd.	23,961
4,126	Frasers Group plc*	39,651
2,300	Geo Holdings Corp.	27,846
130,000	Giordano International, Ltd.	38,809
10,860	Halfords Group plc	23,418
7,709	Hennes & Mauritz AB, Class B	110,115
200	Hikari Tsushin, Inc.	28,133
1,000	Honeys Holdings Co., Ltd.	12,524
485	Hornbach Holding AG & Co. KGaA	38,739
4,500	Hour Glass, Ltd. The	7,364
2,800	Idom, Inc.	18,122
8,260	Industria de Diseno Textil SA	277,369
3,000	Istyle, Inc.*	12,687
3,610	JB Hi-Fi, Ltd.	102,849
38,979	JD Sports Fashion plc	85,807
700	JINS Holdings, Inc.	19,127
1,500	Joshin Denki Co., Ltd.	22,139
900	Joyful Honda Co., Ltd.	11,651
2,166	Kamux Corp.	12,243
26,469	Kathmandu Holdings, Ltd.	18,217
1,700	Keiyo Co., Ltd.	10,813
744	Kid ASA(a)	6,074
69,801	Kingfisher plc	225,498
900	Kohnan Shoji Co., Ltd.	22,044
1,600	Komeri Co., Ltd.	33,023
3,300	K’s Holding Corp.	28,980
1,766	Leon’s Furniture, Ltd.	22,583
19,046	Lookers plc	19,333
2,388	Lovisa Holdings, Ltd.	38,979
3,000	Luk Fook Holdings International, Ltd.	9,549
531	Maisons du Monde SA(a)	5,704
2,347	Matas A/S	28,774
1,563	Mobilezone Holding AG	25,578
821	Musti Group OYJ	14,354
6,515	N Brown Group plc*	2,295
1,800	Nextage Co., Ltd.	37,605
3,966	Nick Scali, Ltd.	24,866

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Specialty Retail, continued
1,900	Nishimatsuya Chain Co., Ltd.	$23,428
1,000	Nitori Co., Ltd.	120,582
3,600	Nojima Corp.	38,015
28,290	Oriental Watch Holdings	15,732
1,000	PAL GROUP Holdings Co., Ltd.	23,352
76,677	Pendragon plc*	15,684
19,128	Pets At Home Group plc	87,077
2,736	Premier Investments, Ltd.	47,996
362	Retailors, Ltd.	6,624
700	Sanrio Co., Ltd.	31,421
800	Shimamura Co., Ltd.	81,377
2,100	Sleep Country Canada Holdings, Inc.(a)	36,645
5,578	Super Retail Group, Ltd.	46,998
3,968	Superdry plc*	5,294
900	T-Gaia Corp.	11,352
919	Unieuro SpA(a)	10,842
1,600	United Arrows, Ltd.	23,215
5,400	USS Co., Ltd.	93,611
13,891	Vertu Motors plc	10,256
8,200	VT Holdings Co., Ltd.	31,432
8,991	Watches of Switzerland Group plc*(a)	90,490
5,476	WHSmith plc	101,205
8,059	Wickes Group plc	13,768
900	Workman Co., Ltd.	38,133
800	World Co., Ltd.	8,955
700	Xebio Holdings Co., Ltd.	5,548
2,913	XXL ASA(a)	703
21,600	Yamada Holdings Co., Ltd.	74,302
800	Yellow Hat, Ltd.	11,016
1,300	Zalando SE*(a)	54,399
2,200	ZOZO, Inc.	50,317

		3,925,645

Technology Hardware, Storage & Peripherals (0.4%):
9,700	Brother Industries, Ltd.	146,331
5,900	Canon, Inc.	132,363
700	EIZO Corp.	21,690
1,800	Elecom Co., Ltd.	17,119
1,700	FUJIFILM Holdings Corp.	86,368
12,900	Konica Minolta, Inc.	55,495
4,678	Logitech International SA, Class R	271,858
1,533	Logitech International SA, Class R	89,006
4,000	Mcj Co., Ltd.	28,159
12,000	PC Partner Group, Ltd.	7,205
1,935	Quadient SA	35,319
9,400	Ricoh Co., Ltd.	70,523
600	Roland Dg Corp.	15,002
7,000	Seiko Epson Corp.	99,613
900	Toshiba Tec Corp.	26,630
4,400	Wacom Co., Ltd.	23,011

		1,125,692

Textiles, Apparel & Luxury Goods (2.4%):
2,464	Adidas AG	435,006
1,400	Asics Corp.	39,817
448	Bijou Brigitte AG*	23,350
1,142	Brunello Cucinelli SpA	113,448
5,724	Burberry Group plc	183,125
364	Calida Holding AG	16,719
408	Canada Goose Holdings, Inc.*	7,854
1,900	Canada Goose Holdings, Inc.*	36,543

Shares		Value

Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
18,000	Chow Sang Sang Holdings International, Ltd.	$25,148
3,300	Cie Financiere Richemont SA	529,137
35,102	Coats Group plc	31,946
485	Delta-Galil Industries, Ltd.	19,242
6,098	Dr Martens PLC	10,741
4,931	Gildan Activewear, Inc.	163,844
1,142	Gildan Activewear, Inc.	37,903
700	Goldwin, Inc.	66,722
900	Gunze, Ltd.	30,488
151	Hermes International SA	305,839
2,373	Hugo Boss AG	170,155
1,500	Japan Wool Textile Co., Ltd. (The)	11,189
788	Kering	514,245
700	Kurabo Industries, Ltd.	13,338
2,320	LVMH Moet Hennessy Louis Vuitton SA	2,125,984
1,211	Marimekko OYJ	12,832
2,199	Moncler SpA	151,979
1,479	New Wave Group AB	25,362
5,000	Onward Holdings Co., Ltd.	14,475
12,688	Ovs SpA(a)	33,274
44,000	Pacific Textiles Holdings, Ltd.	14,199
3,804	Pandora A/S	364,594
5,300	Prada SpA	37,748
2,278	Puma SE	140,480
7,277	Safilo Group SpA*	11,147
1,885	Salvatore Ferragamo SpA	34,456
48,300	Samsonite International SA*(a)	148,457
2,100	Sankyo Seiko Co., Ltd.	8,637
500	Sanyo Shokai, Ltd.	5,888
1,000	Seiren Co., Ltd.	17,666
17,500	Stella International Holdings, Ltd.	18,642
906	Swatch Group AG (The)	57,421
457	Swatch Group AG (The), Class B	157,179
11,500	Texhong International Group, Ltd.	8,796
60,000	Texwinca Holdings, Ltd.	10,347
3,200	Tsi Holdings Co., Ltd.	15,357
5,500	Unitika, Ltd.*	9,187
377	Van de Velde NV	14,815
2,000	Wacoal Holdings Corp.	37,569
33,514	Yue Yuen Industrial Holdings, Ltd.	47,335

		6,309,625

Tobacco (0.4%):
14,243	British American Tobacco plc	499,060
13,254	Imperial Brands plc, Class A	304,754
11,100	Japan Tobacco, Inc.	234,310
2,779	Scandinavian Tobacco Group A/S(a)	55,252

		1,093,376

Trading Companies & Distributors (2.2%):
1,383	AddTech AB, Class B	25,690
1,000	Alconix Corp.	10,291
1,271	Alligo AB, Class B	14,950
7,944	Ashtead Group plc	486,634
859	Azelis Group NV	21,805
653	BayWa AG	28,807
2,058	Beijer Ref AB	36,185
1,271	Bergman & Beving AB	15,726
70,000	BlackRock Corporate High Yield Fund, Inc.*	332
2,300	BOC Aviation, Ltd.(a)	17,747
316	Bossard Holding AG	79,727

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Common Stocks, continued
Trading Companies & Distributors, continued
4,927	Brenntag AG	$369,843
1,375	Bufab AB	36,766
2,141	Bunzl plc	80,887
500	Chori Co., Ltd.	9,483
400	Daiichi Jitsugyo Co., Ltd.	16,818
2,395	Diploma plc	83,221
4,000	Doman Building Materials Group, Ltd.	19,034
5,840	Electrocomponents plc	66,031
3,733	Ferguson plc	492,545
6,700	Finning International, Inc.	167,041
8,003	Grafton Group plc	87,620
1,100	Hanwa Co., Ltd.	32,852
18,850	Howden Joinery Group plc	162,907
1,942	IMCD NV	317,806
1,800	Inaba Denki Sangyo Co., Ltd.	39,292
1,800	Inabata & Co., Ltd.	36,609
18,300	Itochu Corp.	595,970
616	Jacquet Metals SA	11,975
500	Japan Pulp & Paper Co., Ltd.	19,455
700	Kamei Corp.	7,793
900	Kanaden Corp.	7,906
1,700	Kanamoto Co., Ltd.	27,998
3,100	Kanematsu Corp.	38,478
9,100	Marubeni Corp.	123,715
1,500	Mitani Corp.	15,243
10,800	Mitsubishi Corp.	388,327
8,200	Mitsui & Co., Ltd.	255,581
800	Mitsui Matsushima Holdings Co., Ltd.	19,876
1,271	Momentum Group AB*	9,859
3,800	MonotaRo Co., Ltd.	47,778
2,800	Nagase & Co., Ltd.	43,128
600	Nichiden Corp.	8,638
500	Nippon Steel Trading Corp.	34,955
1,200	Nishio Holdings Co., Ltd.	28,121
3,414	Oem International AB	30,188
700	Onoken Co., Ltd.	7,859
22,000	Realord Group Holdings, Ltd.*	15,194
3,537	Reece, Ltd.	41,359
8,384	Rexel SA	200,383
2,192	Richelieu Hardware, Ltd.	60,571
2,804	Russel Metals, Inc.	71,236
207	Scope Metals Group, Ltd.*	6,897
1,200	Senshu Electric Co., Ltd.	29,718
4,175	Seven Group Holdings, Ltd.	64,560
500	Shinsho Corp.	21,938
22,549	SIG plc*	12,101
4,300	Sojitz Corp.	89,896
409	Solar A/S	33,070
17,864	Speedy Hire plc	7,415
11,700	Sumitomo Corp.	207,246
130,000	Theme International Holdings, Ltd.*	14,124
269	Thermador Groupe	28,674
1,472	Toromont Industries, Ltd.	120,838
700	Totech Corp.	23,155
3,300	Toyota Tsushu Corp.	140,675
9,570	Travis Perkins plc	113,196
1,000	Trusco Nakayama Corp.	16,976
800	Wajax Corp.	14,593
2,700	Wakita & Co., Ltd.	24,831

Shares		Value

Common Stocks, continued
Trading Companies & Distributors, continued
2,700	Yamazen Corp.	$20,764
800	Yuasa Trading Co., Ltd.	22,903

		5,881,805

Transportation Infrastructure (0.4%):
1,135	Aena SME SA*(a)	183,758
260	Aeroports de Paris*	37,152
9,163	Atlas Arteria, Ltd.	38,741
6,208	Auckland International Airport, Ltd.*	33,785
6,757	Enav SpA(a)	28,322
927	Flughafen Zuerich AG*	170,172
1,646	Fraport AG*	82,661
3,559	Getlink SE	58,743
1,618	Hamburger Hafen und Logistik AG	19,971
182,200	Hutchison Port Holdings Trust	34,200
1,940	James Fisher & Sons plc*	6,945
400	Japan Airport Terminal Co., Ltd.*	19,958
3,100	Kamigumi Co., Ltd.	65,085
700	Logistec Corp., Class B	22,917
1,400	Mitsubishi Logistics Corp.	32,914
400	Nissin Corp.	6,400
5,399	Port of Tauranga, Ltd.	21,129
25,753	Qube Holdings, Ltd.	49,606
19,576	SATS, Ltd.*	41,204
6,900	SIA Engineering Co., Ltd.*	11,696
2,100	Sumitomo Warehouse Co., Ltd. (The)	34,517
14,732	Transurban Group	140,169
1,941	Westshore Terminals Investment Corp.	38,840

		1,178,885

Water Utilities (0.1%):
7,001	Pennon Group plc	75,626
2,420	Severn Trent plc	85,941
45,000	Siic Environment Holdings, Ltd.	6,528
6,559	United Utilities Group plc	85,756

		253,851

Wireless Telecommunication Services (0.9%):
1,292	1&1 AG	14,180
27,529	Airtel Africa plc(a)	36,196
3,670	Cellcom Israel, Ltd.*	13,226
2,529	Freenet AG	65,684
88,000	Hutchison Telecommunications Holdings, Ltd.	13,947
16,800	KDDI Corp.	518,868
6,492	Millicom International Cellular SA, SDR*	123,194
1,000	Okinawa Cellular Telephone Co.	22,860
1,324	Orange Belgium SA*	21,912
8,995	Partner Communications Co.*	41,765
1,242	Rogers Communications, Inc., Class B	57,579
5,200	Rogers Communications, Inc., Class B	241,048
35,000	Smartone Telecommunications Ho	22,447
21,100	Softbank Corp.	243,423
5,100	SoftBank Group Corp.	200,780
21,800	StarHub, Ltd.	17,030
10,327	Tele2 AB	102,920
462,675	Vodafone Group plc	511,304

		2,268,363

Total Common Stocks (Cost $243,988,946)		262,988,519

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Preferred Stocks (0.3%):
Automobile Components (0.3%):
631	Bayerische Motoren Werke AG (BMW), 6.17%, 5/15/20	$64,540
1,966	Porsche Automobil Holding SE, 4.84%, 5/20/20	112,822
3,809	Volkswagen AG, 6.01%, 5/8/20	519,706

		697,068

Household Products (0.0%†):
2,011	Henkel AG & Co. KGaA, 2.57%, 4/21/20	157,137

Total Preferred Stocks (Cost $891,575)		854,205

Contracts		Value
Warrant (0.0%†):
Energy Equipment & Services (0.0%†):
64,038	Ezion Holdings, Ltd., 4/6/23*(b)	—

Total Warrant (Cost $—)		—

Shares		Value

Rights (0.0%†):
Construction & Engineering (0.0%†):
881	Strabag Se, Expires on 1/1/27*(b)	$—

Hotels, Restaurants & Leisure (0.0%†):
4,536	TUI AG, Expires on 4/18/23*	5,986

Real Estate (0.0%†):
1,302	Immofinanz AG, Expires on 3/1/24*(b)	—

Total Rights (Cost $14,197)		5,986

Principal Amount
Short-Term Security Held as Collateral for Securities on Loan (0.6%):
1,568,855	BlackRock Liquidity FedFund, Institutional Class , 2.54%(c)(d)	1,568,855

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,568,855)		1,568,855

Total Investment Securities (Cost $246,463,574) — 99.9%		265,417,565
Net other assets (liabilities) — 0.1%		369,485

Net Assets — 100.0%		$265,787,050

Percentages indicated are based on net assets as of March 31, 2023

ADR	-	American Depository Receipt
NYS	-	New York Shares
SDR	-	Swedish Depository Receipt

^	This security or a partial position of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $1,501,624.
†	Represents less than 0.05%.
*	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b)	Security was valued using unobservable inputs as of March 31, 2023.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(d)	The rate represents the effective yield at March 31, 2023.

Amounts shown as “—“ are either 0 or round to less than 1.

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2023:

(Unaudited)

Country	Percentage

Australia	6.3%
Austria	0.5%
Belgium	1.2%
Bermuda	0.1%
Cambodia	—%	†
Canada	10.6%
China	0.1%
Colombia	—%	†
Denmark	2.6%
Egypt	—%	†
European Community	—%	†
Faroe Islands	—%	†
Finland	1.6%
France	8.0%
Georgia	—%	†
Germany	7.0%
Hong Kong	2.1%
India	—%	†
Ireland	1.3%
Isle of Man	—%	†
Israel	0.8%
Italy	2.2%

Country	Percentage

Japan	22.1%
Jersey	—%	†
Liechtenstein	—%	†
Luxembourg	0.5%
Macau	—%	†
Malta	—%	†
Mexico	—%	†
Mongolia	—%	†
Netherlands	5.1%
New Zealand	0.3%
Norway	0.8%
Peru	—%	†
Poland	—%	†
Portugal	0.3%
Singapore	1.1%
Spain	2.4%
Sweden	2.8%
Switzerland	8.1%
Taiwan, Province Of China	—%	†
United Arab Emirates	—%	†
United Kingdom	11.3%
United States	0.8%

	100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks (99.8%):
Aerospace & Defense (1.7%):
1,210	AAR Corp.*	$66,006
2,468	Aerojet Rocketdyne Holdings, Inc.*	138,628
358	AeroVironment, Inc.*	32,814
712	Astronics Corp.*	9,512
415	Astronics Corp., Class B*	4,565
964	Axon Enterprise, Inc.*	216,755
9,345	Boeing Co. (The)*	1,985,158
3,558	BWX Technologies, Inc.	224,296
685	CPI Aerostructures, Inc.*	2,603
1,414	Curtiss-Wright Corp.	249,232
625	Ducommun, Inc.*	34,194
3,743	General Dynamics Corp.	854,190
826	HEICO Corp.	141,279
1,242	HEICO Corp., Class A	168,788
3,008	Hexcel Corp.	205,296
8,662	Howmet Aerospace, Inc.	367,009
1,674	Huntington Ingalls Industries, Inc.	346,551
870	Kaman Corp., Class A	19,888
6,214	Kratos Defense & Security Solutions, Inc.*	83,765
2,920	L3Harris Technologies, Inc.	573,021
5,844	Lockheed Martin Corp.	2,762,634
1,678	Mercury Systems, Inc.*	85,779
1,464	Moog, Inc., Class A	147,498
343	National Presto Industries, Inc.	24,727
1,734	Northrop Grumman Corp.	800,622
953	Park Aerospace Corp., Class C	12,818
4,159	Parsons Corp.*	186,074
22,411	Raytheon Technologies Corp.	2,194,709
5,384	Textron, Inc.	380,272
852	TransDigm Group, Inc.	627,967
337	V2X, Inc.*	13,386
1,431	Woodward, Inc.	139,336

		13,099,372

Air Freight & Logistics (0.9%):
3,159	Air Transport Services Group, Inc.*	65,802
3,852	C.H. Robinson Worldwide, Inc.	382,773
4,824	Expeditors International of Washington, Inc.	531,219
8,733	FedEx Corp.	1,995,403
1,224	Forward Air Corp.	131,898
4,705	GXO Logistics, Inc.*	237,414
2,191	Hub Group, Inc., Class A*	183,913
3,266	Radiant Logistics, Inc.*	21,425
18,463	United Parcel Service, Inc., Class B	3,581,638

		7,131,485

Automobile Components (1.9%):
3,555	Adient plc*	145,613
10,209	American Axle & Manufacturing Holdings, Inc.*	79,732
4,483	Aptiv plc*	502,948
5,083	Autoliv, Inc.	474,549
6,870	BorgWarner, Inc.	337,386
1,256	Cooper-Standard Holdings, Inc.*	17,885
5,990	Dana, Inc.	90,149
1,280	Dorman Products, Inc.	110,413
88,407	Ford Motor Co.	1,113,928
1,423	Fox Factory Holding Corp.*	172,709
30,705	General Motors Co.	1,126,259
11,047	Gentex Corp.	309,647
999	Gentherm, Inc.*	60,360

Shares		Value
Common Stocks, continued
Automobile Components, continued
15,806	Goodyear Tire & Rubber Co. (The)*	$174,182
10,003	Harley-Davidson, Inc.	379,814
578	LCI Industries	63,505
3,167	Lear Corp.	441,765
3,637	Modine Manufacturing Co.*	83,833
1,190	Motorcar Parts of America, Inc.*	8,854
1,356	Patrick Industries, Inc.	93,306
2,366	QuantumScape Corp.*	19,354
13,446	Rivian Automotive, Inc., Class A*	208,144
616	Standard Motor Products, Inc.	22,737
587	Stoneridge, Inc.*	10,977
275	Strattec Security Corp.*	6,256
39,227	Tesla, Inc.*	8,138,033
3,576	Thor Industries, Inc.	284,793
1,184	Visteon Corp.*	185,687
2,086	Winnebago Industries, Inc.	120,362
400	XPEL, Inc.*	27,180

		14,810,360

Banks (4.2%):
859	1st Source Corp.	37,066
504	ACNB Corp.	16,405
1,092	Amalgamated Financial Corp.	19,317
661	American National Bankshares, Inc.	20,954
3,429	Ameris Bancorp	125,433
704	Ames National Corp.	14,643
1,045	Arrow Financial Corp.	26,031
8,497	Associated Banc-Corp.	152,776
4,209	Atlantic Union Bankshares Corp.	147,525
3,462	Axos Financial, Inc.*	127,817
2,056	Banc of California, Inc.	25,762
1,452	BancFirst Corp.	120,661
2,831	Bancorp, Inc. (The)*	78,843
106,651	Bank of America Corp.	3,050,219
1,028	Bank of Hawaii Corp.	53,538
724	Bank of Marin Bancorp	15,848
3,254	Bank of NT Butterfield & Son, Ltd. (The)	87,858
6,593	Bank OZK	225,481
1,591	BankFinancial Corp.	13,921
4,263	BankUnited, Inc.	96,259
2,014	Banner Corp.	109,501
433	Bar Harbor Bankshares	11,453
842	BCB Bancorp, Inc.	11,055
1,898	Berkshire Hills Bancorp, Inc.	47,564
3,037	BOK Financial Corp.	256,353
2,707	Brookline Bancorp, Inc.	28,424
977	Byline BanCorp, Inc.	21,123
74	C&F Financial Corp.	3,827
10,276	Cadence Bank	213,330
256	Cambridge Bancorp	16,591
843	Camden National Corp.	30,508
489	Capital City Bank Group, Inc.	14,333
10,139	Capitol Federal Financial, Inc.	68,235
1,023	Carter Bankshares, Inc.*	14,322
4,087	Cathay General Bancorp	141,083
1,402	Central Pacific Financial Corp.	25,096
933	Central Valley Community Bancorp	19,201
377	Chemung Financial Corp.	15,646
29,748	Citigroup, Inc.	1,394,884

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
943	Citizens & Northern Corp.	$20,161
12,807	Citizens Financial Group, Inc.	388,949
552	Citizens Holding Co.	6,668
365	City Holding Co.	33,171
938	Civista Bancshares, Inc.	15,833
735	CNB Financial Corp.	14,112
85	Codorus Valley Bancorp, Inc.	1,764
56	Colony Bankcorp, Inc.	571
6,027	Columbia Banking System, Inc.	129,098
4,298	Columbia Financial, Inc.*	78,567
191	Comerica, Inc.	8,293
2,946	Commerce Bancshares, Inc.	171,899
3,029	Community Bank System, Inc.	158,992
517	Community Trust Bancorp, Inc.	19,620
1,154	ConnectOne Bancorp, Inc.	20,403
3,043	Cullen/Frost Bankers, Inc.	320,550
1,643	Customers Bancorp, Inc.*	30,428
2,243	CVB Financial Corp.	37,413
1,876	Dime Community Bancshares, Inc.	42,623
1,065	Eagle Bancorp, Inc.	35,646
2,719	East West Bancorp, Inc.	150,904
4,884	Eastern Bankshares, Inc.	61,636
1,120	Enterprise Financial Services Corp.	49,941
682	Equity Bancshares, Inc.	16,620
855	ESSA Bancorp, Inc.	13,441
312	Evans Bancorp, Inc.	10,472
20,310	F.N.B. Corp.	235,596
1,329	Farmers National Banc Corp.	16,799
1,860	FB Financial Corp.	57,809
20,011	Fifth Third Bancorp	533,093
1,053	Financial Institutions, Inc.	20,302
12,501	First BanCorp	142,761
814	First Bancorp, Inc. (The)	21,074
2,566	First Bancorp/Southern Pines NC	91,144
611	First Bancshares, Inc. (The)	15,782
2,494	First Busey Corp.	50,728
664	First Business Financial Services, Inc.	20,259
408	First Capital, Inc.	10,465
24	First Citizens BancShares, Inc., Class A	23,354
6,217	First Commonwealth Financial Corp.	77,277
512	First Community Bankshares	12,826
4,544	First Financial Bancorp	98,923
6,313	First Financial Bankshares, Inc.	201,385
536	First Financial Corp.	20,089
733	First Financial Northwest, Inc.	9,360
1,155	First Foundation, Inc.	8,605
7,191	First Hawaiian, Inc.	148,350
12,573	First Horizon Corp.	223,548
5,816	First Interstate BancSystem, Inc., Class A	173,666
3,120	First Merchants Corp.	102,804
660	First Mid Bancshares, Inc.	17,965
1,573	First of Long Island Corp. (The)	21,236
1,741	First Republic Bank	24,357
2,253	Flushing Financial Corp.	33,547
9,404	Fulton Financial Corp.	129,963
769	German American Bancorp, Inc.	25,662
6,173	Glacier Bancorp, Inc.	259,328
397	Great Southern Bancorp, Inc.	20,120
16	Greene County Bancorp, Inc.	363

Shares		Value
Common Stocks, continued
Banks, continued
4,066	Hancock Whitney Corp.	$148,002
2,408	Hanmi Financial Corp.	44,717
1,642	HarborOne Bancorp, Inc.	20,032
44	Hawthorn Bancshares, Inc.	1,029
636	HBT Financial, Inc.	12,542
2,376	Heartland Financial USA, Inc.	91,143
1,197	Heritage Financial Corp.	25,616
2,010	Hertiage Commerce Corp.	16,743
2,750	Hilltop Holdings, Inc.	81,593
62	Hingham Institution for Savings (The)	14,473
11,467	Home Bancshares, Inc.	248,949
628	HomeStreet, Inc.	11,298
484	Hometrust Bancshares, Inc.	11,902
4,470	Hope BanCorp, Inc.	43,895
1,071	Horizon Bancorp, Inc.	11,845
17,788	Huntington Bancshares, Inc.	199,226
413	IF Bancorp, Inc.	6,418
855	Independent Bank Corp.	15,193
1,436	Independent Bank Corp.	94,230
2,348	Independent Bank Group, Inc.	108,830
3,500	International Bancshares Corp.	149,870
67,862	JPMorgan Chase & Co.	8,843,097
2,442	Kearny Financial Corp.	19,829
1,249	Kentucky First Federal Bancorp	7,806
10,493	KeyCorp	131,372
750	Lake Shore Bancorp, Inc.	7,568
1,465	Lakeland Bancorp, Inc.	22,913
1,343	Lakeland Financial Corp.	84,126
579	Landmark Bancorp, Inc.	11,962
712	LCNB Corp.	11,634
1,274	Live Oak Bancshares, Inc.	31,047
4,460	M&T Bank Corp.	533,282
2,571	Macatawa Bank Corp.	26,276
472	Mercantile Bank Corp.	14,434
241	Midland States BanCorp, Inc.	5,162
638	MidWestone Financial Group, Inc.	15,580
702	National Bank Holdings Corp.	23,489
514	National Bankshares, Inc.	16,170
1,665	NBT Bancorp, Inc.	56,127
19,583	New York Community Bancorp, Inc.	177,030
373	Nicolet Bankshares, Inc.*	23,518
1,501	Northfield Bancorp, Inc.	17,682
510	Northrim Bancorp, Inc.	24,062
7,376	Northwest Bancshares, Inc.	88,733
511	Norwood Financial Corp.	15,034
3,803	Oceanfirst Financial Corp.	70,279
503	Oconee Federal Financial Corp.	9,306
2,292	OFG Bancorp	57,162
440	Ohio Valley Banc Corp.	10,300
7,179	Old National Bancorp	103,521
2,225	Old Second Bancorp, Inc.	31,284
2,023	Origin Bancorp, Inc.	65,039
638	Orrstown Financial Services, Inc.	12,671
5,352	Pacific Premier Bancorp, Inc.	128,555
2,447	PacWest Bancorp^	23,809
939	Park National Corp.	111,337
1,240	Pathward Financial, Inc.	51,448
1,165	Peapack-Gladstone Financial Corp.	34,507
546	Penns Woods Bancorp, Inc.	12,613

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
608	Peoples Bancorp of North Carolina, Inc.	$19,316
1,117	Peoples Bancorp, Inc.	28,763
4,268	Pinnacle Financial Partners, Inc.	235,423
6,161	PNC Financial Services Group, Inc. (The)	783,063
4,802	Popular, Inc.	275,683
432	Preferred Bank Los Angeles	23,678
1,369	Premier Financial Corp.	28,379
707	Primis Financial Corp.	6,808
4,140	Prosperity Bancshares, Inc.	254,693
679	Provident Financial Holdings, Inc.	9,255
4,672	Provident Financial Services, Inc.	89,609
606	QCR Holdings, Inc.	26,609
487	Rbb BanCorp	7,549
27,459	Regions Financial Corp.	509,639
2,793	Renasant Corp.	85,410
917	Republic Bancorp, Inc., Class A	38,908
420	Riverview Bancorp, Inc.	2,243
1,756	S&T Bancorp, Inc.	55,226
296	Salisbury Bancorp, Inc.	7,134
3,092	Sandy Spring Bancorp, Inc.	80,330
1,366	Seacoast Banking Corp of Florida	32,374
1,767	ServisFirst Bancshares, Inc.	96,531
1,113	Shore Bancshares, Inc.	15,894
1,028	Sierra Bancorp	17,702
7,336	Simmons First National Corp., Class A	128,307
561	Southern Missouri Bancorp, Inc.	20,987
950	Southside Bancshares, Inc.	31,540
3,439	SouthState Corp.	245,063
2,578	Stellar Bancorp, Inc.	63,445
1,764	Sterling Bancorp, Inc.*	9,984
1,460	Stock Yards Bancorp, Inc.	80,504
557	Summit Financial Group, Inc.	11,558
8,225	Synovus Financial Corp.	253,577
733	Territorial Bancorp, Inc.	14,154
1,319	Texas Capital Bancshares, Inc.*	64,578
490	Tompkins Financial Corp.	32,443
4,196	TowneBank	111,823
1,020	TriCo Bancshares	42,422
1,001	Triumph Financial, Inc.*	58,118
3,439	Truist Financial Corp.	117,270
559	TrustCo Bank Corp. NY	17,854
2,995	Trustmark Corp.	73,977
35,335	U.S. Bancorp	1,273,827
1,375	UMB Financial Corp.	79,365
7,589	United Bankshares, Inc.	267,133
6,479	United Community Banks, Inc.	182,189
1,190	United Security Bancshares	7,592
42	Unity Bancorp, Inc.	958
850	Univest Financial Corp.	20,179
23,069	Valley National Bancorp	213,158
690	Veritex Holdings, Inc.	12,599
4,015	Washington Federal, Inc.	120,932
501	Washington Trust Bancorp, Inc.	17,365
9,343	Webster Financial Corp.	368,301
57,354	Wells Fargo & Co.	2,143,893
3,211	WesBanco, Inc.	98,578
1,062	West BanCorp, Inc.	19,403
685	Westamerica BanCorp	30,345
2,129	Western Alliance Bancorp	75,665

Shares		Value
Common Stocks, continued
Banks, continued
1,498	Western New England BanCorp, Inc.	$12,299
3,437	Wintrust Financial Corp.	250,729
3,462	WSFS Financial Corp.	130,206
2,715	Zions Bancorp	81,260

		33,386,310

Beverages (1.5%):
145	Boston Beer Co., Inc. (The), Class A*	47,662
1,105	Brown-Forman Corp., Class A	72,035
6,537	Brown-Forman Corp., Class B	420,133
1,864	Celsius Holdings, Inc.*	173,240
66,310	Coca-Cola Co. (The)	4,113,209
325	Coca-Cola Consolidated, Inc.	173,901
2,784	Constellation Brands, Inc., Class A	628,878
3,686	Duckhorn Portfolio, Inc. (The)*	58,607
13,154	Keurig Dr Pepper, Inc.	464,073
838	MGP Ingredients, Inc.	81,051
4,873	Molson Coors Brewing Co., Class B	251,837
5,214	Monster Beverage Corp.*	281,608
1,921	National Beverage Corp.*	101,275
27,336	PepsiCo, Inc.	4,983,353

		11,850,862

Biotechnology (2.6%):
34,893	AbbVie, Inc.	5,560,897
3,964	Adverum Biotechnologies, Inc.*	2,844
2,583	Agios Pharmaceuticals, Inc.*	59,332
3,000	Alector, Inc.*	18,570
6,056	Alkermes plc*	170,719
6,160	Allakos, Inc.*	27,412
4,027	Allogene Therapeutics, Inc.*	19,893
2,071	Alnylam Pharmaceuticals, Inc.*	414,863
4,823	Altimmune, Inc.*	20,353
11,085	Amgen, Inc.	2,679,799
955	AnaptysBio, Inc.*	20,781
955	Anika Therapeutics, Inc.*	27,428
1,734	Apellis Pharmaceuticals, Inc.*	114,375
4,012	Arcus Biosciences, Inc.*	73,179
1,800	Arcutis Biotherapeutics, Inc.*	19,800
1,907	Atara Biotherapeutics, Inc.*	5,530
1,763	Avidity Biosciences, Inc.*	27,062
3,076	Beam Therapeutics, Inc.*	94,187
2,352	Biogen, Inc.*	653,927
4,136	BioMarin Pharmaceutical, Inc.*	402,185
1,469	Bluebird Bio, Inc.*	4,671
5,471	CareDx, Inc.*	50,005
1,101	Celldex Therapeutics, Inc.*	39,614
900	Chinook Therapeutics, Inc.*	20,835
4,392	CRISPR Therapeutics AG*	198,650
2,869	Deciphera Pharmaceuticals, Inc.*	44,326
1,534	Denali Therapeutics, Inc.*	35,343
3,600	Dynavax Technologies Corp.*	35,316
233	Eagle Pharmaceuticals, Inc.*	6,610
1,370	Editas Medicine, Inc.*	9,933
1,656	Emergent BioSolutions, Inc.*	17,156
585	Enanta Pharmaceuticals, Inc.*	23,657
3,952	Exact Sciences Corp.*	267,985
14,390	Exelixis, Inc.*	279,310
5,379	Fate Therapeutics, Inc.*	30,660
1,432	G1 Therapeutics, Inc.*	3,838
23,066	Gilead Sciences, Inc.	1,913,786

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Biotechnology, continued
4,497	Halozyme Therapeutics, Inc.*	$171,740
2,007	Horizon Therapeutics plc*	219,044
663	Ideaya Biosciences, Inc.*	9,103
4,944	Incyte Corp.*	357,303
961	Intellia Therapeutics, Inc.*	35,816
585	Ionis Pharmaceuticals, Inc.*	20,908
10,368	Iovance Biotherapeutics, Inc.*	63,348
8,722	Ironwood Pharmaceuticals, Inc.*	91,755
1,306	iTeos Therapeutics, Inc.*	17,775
100	Karuna Therapeutics, Inc.*	18,164
200	Kodiak Sciences, Inc.*	1,240
367	Krystal Biotech, Inc.*	29,382
3,563	Kura Oncology, Inc.*	43,576
1,457	Kymera Therapeutics, Inc.*	43,171
1,449	Macrogenics, Inc.*	10,389
3,312	Mirati Therapeutics, Inc.*	123,140
11,258	Moderna, Inc.*	1,729,004
3,861	Myriad Genetics, Inc.*	89,691
1,711	Natera, Inc.*	94,995
2,115	Neurocrine Biosciences, Inc.*	214,080
9,565	PDL BioPharma, Inc.*	25,443
4,602	Poseida Therapeutics, Inc.*	14,174
1,321	Prothena Corp. plc*	64,029
4,160	Recursion Pharmaceuticals, Inc., Class A*	27,747
1,668	Regeneron Pharmaceuticals, Inc.*	1,370,546
1,759	REGENXBIO, Inc.*	33,263
3,704	Relay Therapeutics, Inc.*	61,005
2,810	Replimune Group, Inc.*	49,625
4,502	REVOLUTION Medicines, Inc.*	97,513
1,053	Rhythm Pharmaceuticals, Inc.*	18,786
1,042	Rocket Pharmaceuticals, Inc.*	17,849
1,793	Sage Therapeutics, Inc.*	75,234
2,916	Sangamo Therapeutics, Inc.*	5,132
555	Sarepta Therapeutics, Inc.*	76,496
929	Seagen, Inc.*	188,095
2,126	Spectrum Pharmaceuticals, Inc.*	1,595
1,802	SpringWorks Therapeutics, Inc.*	46,383
1,803	Syndax Pharmaceuticals, Inc.*	38,079
4,070	Twist Bioscience Corp.*	61,376
2,193	United Therapeutics Corp.*	491,144
1,179	Vanda Pharmaceuticals, Inc.*	8,005
2,930	Vertex Pharmaceuticals, Inc.*	923,155
3,099	Xencor, Inc.*	86,431
2,020	Zentalis Pharmaceuticals, Inc.*	34,744

		20,594,304

Broadline Retail (2.1%):
115,298	Amazon.com, Inc.*	11,909,130
1,406	Big Lots, Inc.	15,410
868	Dillard’s, Inc., Class A	267,066
2,596	Dollar General Corp.	546,354
4,839	Dollar Tree, Inc.*	694,639
20,901	eBay, Inc.	927,377
2,683	Etsy, Inc.*	298,698
7,383	Kohl’s Corp.	173,796
20,178	Macy’s, Inc.	352,913
1,842	Nordstrom, Inc.	29,969
2,669	Ollie’s Bargain Outlet Holdings, Inc.*	154,642
8,810	Qurate Retail, Inc., Class A*	8,703

Shares		Value
Common Stocks, continued
Broadline Retail, continued
6,269	Target Corp.	$1,038,335

		16,417,032

Building Products (1.0%):
3,670	A O Smith Corp.	253,780
1,935	AAON, Inc.	187,095
4,178	Advanced Drainage Systems, Inc.	351,829
3,037	Allegion plc	324,139
1,489	Allegion plc	158,921
515	American Woodmark Corp.*	26,816
1,085	Apogee Enterprises, Inc.	46,926
2,450	Armstrong World Industries, Inc.	174,538
6,227	AZEK Co., Inc. (The)*	146,584
7,223	Builders FirstSource, Inc.*	641,258
2,289	Carlisle Cos., Inc.	517,474
32,578	Carrier Global Corp.	1,490,444
547	Csw Industrials, Inc.	75,995
2,444	Fortune Brands Innovations, Inc.	143,536
1,001	Gibraltar Industries, Inc.*	48,549
1,993	Griffon Corp.	63,796
7,176	Hayward Holdings, Inc.*	84,103
1,209	Insteel Industries, Inc.	33,634
1,448	Janus International Group, Inc.*	14,277
3,895	JELD-WEN Holding, Inc.*	49,311
8,259	Johnson Controls International plc	497,357
717	Lennox International, Inc.	180,168
4,847	Masco Corp.	240,993
681	Masonite International Corp.*	61,814
2,444	Masterbrand, Inc.*	19,650
6,751	Owens Corning	646,746
3,379	PGT Innovations, Inc.*	84,847
1,160	Quanex Building Products Corp.	24,975
5,771	Resideo Technologies, Inc.*	105,494
1,119	Simpson Manufacturing Co., Inc.	122,687
918	Tecnoglass, Inc.	38,519
3,686	Trane Technologies plc	678,150
2,554	Trex Co., Inc.*	124,303
3,214	UFP Industries, Inc.	255,417
2,409	Zurn Elkay Water Solutions Corp.	51,456

		7,965,581

Capital Markets (2.8%):
837	Affiliated Managers Group, Inc.	119,206
3,481	Ameriprise Financial, Inc.	1,066,927
2,113	Ares Management Corp., Class A	176,309
4,141	Artisan Partners Asset Management, Inc., Class A	132,429
1,892	AssetMark Financial Holdings, Inc.*	59,503
2,377	Avantax, Inc.*	62,563
734	B Riley Financial, Inc.^	20,838
20,503	Bank of New York Mellon Corp. (The)	931,656
19,837	BGC Partners, Inc., Class A	103,748
1,692	BlackRock, Inc., Class A	1,132,151
4,413	Blackstone, Inc., Class A	387,638
902	Brightsphere Investment Group, Inc.	21,269
9,271	Carlyle Group, Inc. (The)	287,957
2,349	Cboe Global Markets, Inc.	315,330
30,250	Charles Schwab Corp. (The)	1,584,495
3,980	CME Group, Inc.	762,250
1,396	Cohen & Steers, Inc.	89,288
190	Diamond Hill Investment Group	31,270
1,883	Donnelley Financial Solutions, Inc.*	76,939

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
18	FactSet Research Systems, Inc.	$7,472
4,926	Federated Hermes, Inc., Class B	197,730
12,504	Franklin Resources, Inc.	336,858
5,112	Goldman Sachs Group, Inc. (The)	1,672,186
255	Greenhill & Co., Inc.	2,262
1,730	Hamilton Lane, Inc.	127,985
211	Hennessy Advisors, Inc.	1,633
2,385	Houlihan Lokey, Inc.	208,664
1,363	Interactive Brokers Group, Inc., Class A	112,529
9,437	Intercontinental Exchange, Inc.	984,185
20,618	Invesco, Ltd.	338,135
9,330	Janus Henderson Group plc	248,551
5,286	Jefferies Financial Group, Inc.	167,778
6,751	KKR & Co., Inc., Class A	354,563
1,669	Lazard, Ltd., Class A	55,261
1,018	LPL Financial Holdings, Inc.	206,043
337	MarketAxess Holdings, Inc.	131,865
1,664	Moelis & Co., Class A	63,964
3,160	Moody’s Corp.	967,023
30,644	Morgan Stanley	2,690,543
415	Morningstar, Inc.	84,257
64	MSCI, Inc.	35,820
9,300	Nasdaq, Inc.	508,431
6,118	Northern Trust Corp.	539,179
1,608	Open Lending Corp., Class A*	11,320
365	Oppenheimer Holdings, Inc., Class A	14,290
1,002	Piper Sandler Cos.	138,887
394	PJT Partners, Inc.	28,443
6,328	Raymond James Financial, Inc.	590,213
23,838	Robinhood Markets, Inc., Class A*	231,467
3,591	S&P Global, Inc.	1,238,069
4,050	SEI Investments Co.	233,078
660	Silvercrest Asset Management Group, Inc., Class A	11,999
9,110	State Street Corp.	689,536
2,598	StepStone Group, Inc., Class A	63,053
5,729	Stifel Financial Corp.	338,527
1,192	StoneX Group, Inc.*	123,408
5,903	T. Rowe Price Group, Inc.	666,449
1,319	Tradeweb Markets, Inc., Class A	104,227
1,975	Victory Capital Holdings, Inc., Class A	57,808
4,929	Virtu Financial, Inc., Class A	93,158
429	Virtus Investment Partners, Inc.	81,677
425	Westwood Holdings, Inc.	4,764
3,476	WisdomTree, Inc.	20,369

		22,145,425

Chemicals (2.2%):
1,366	AdvanSix, Inc.	52,277
2,508	Air Products and Chemicals, Inc.	720,323
2,650	Albemarle Corp.	585,756
1,157	American Vanguard Corp.	25,315
2,454	Ashland, Inc.	252,050
2,333	Avient Corp.	96,026
12,056	Axalta Coating Systems, Ltd.*	365,176
1,038	Balchem Corp.	131,286
3,723	Cabot Corp.	285,331
2,236	Celanese Corp.	243,478
10,243	CF Industries Holdings, Inc.	742,515
328	Chase Corp.	34,352
9,492	Chemours Co. (The)	284,191

Shares		Value
Common Stocks, continued
Chemicals, continued
11,433	Corteva, Inc.	$689,524
31,192	Dow, Inc.	1,709,945
12,116	DuPont de Nemours, Inc.	869,565
6,361	Eastman Chemical Co.	536,487
3,052	Ecolab, Inc.	505,198
4,830	Ecovyst, Inc.*	53,372
11,145	Element Solutions, Inc.	215,210
1,647	FMC Corp.	201,148
3,222	Futurefuel Corp.	23,778
1,394	H.B. Fuller Co.	95,419
10,221	Huntsman Corp.	279,647
1,105	Ingevity Corp.*	79,030
976	Innospec, Inc.	100,206
6,766	International Flavors & Fragrances, Inc.	622,201
1,037	Intrepid Potash, Inc.*	28,621
783	Koppers Holdings, Inc.	27,382
2,011	Kronos Worldwide, Inc.	18,521
3,339	Linde plc	1,186,814
6,960	Livent Corp.*	151,171
5,203	LSB Industries, Inc.*	53,747
15,356	LyondellBasell Industries NV, Class A	1,441,775
3,598	Mativ Holdings, Inc.	77,249
971	Minerals Technologies, Inc.	58,668
19,766	Mosaic Co. (The)	906,864
641	NewMarket Corp.	233,952
9,717	Olin Corp.	539,294
3,864	Orion Engineered Carbons SA	100,812
4,945	PPG Industries, Inc.	660,553
566	Quaker Chemical Corp.	112,040
3,631	Rayonier Advanced Materials, Inc.*	22,766
2,918	RPM International, Inc.	254,566
1,838	Scotts Miracle-Gro Co. (The)	128,182
1,384	Sensient Technologies Corp.	105,959
4,841	Sherwin-Williams Co. (The)	1,088,112
569	Stepan Co.	58,624
1,070	Tredegar Corp.	9,769
1,279	Trinseo PLC	26,667
8,722	Tronox Holdings plc, Class A	125,422
2,580	Valvoline, Inc.	90,145
4,276	Venator Materials plc*	1,731
1,765	Westlake Corp.	204,705

		17,512,917

Commercial Services & Supplies (0.8%):
2,950	ABM Industries, Inc.	132,573
2,927	ACCO Brands Corp.	15,572
1,452	Brady Corp., Class A	78,016
1,624	Brink’s Co. (The)	108,483
2,141	Casella Waste Systems, Inc.*	176,975
2,003	CECO Environmental Corp.*	28,022
1,318	Cimpress plc*	57,755
1,690	Cintas Corp.	781,929
433	Civeo Corp.*	8,941
1,694	Clean Harbors, Inc.*	241,497
10,013	Copart, Inc.*	753,078
1,498	Deluxe Corp.	23,968
720	Driven Brands Holdings, Inc.*	21,823
1,613	Ennis, Inc.	34,018
2,503	Harsco Corp.*	17,095
2,148	Healthcare Services Group, Inc.	29,793

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,042	Heritage-Crystal Clean, Inc.*	$37,106
3,250	HNI Corp.	90,480
2,041	Interface, Inc.	16,573
5,118	KAR Auction Services, Inc.*	70,014
2,829	Kimball International, Inc., Class B	35,080
1,736	Liquidity Services, Inc.*	22,863
919	Matthews International Corp., Class A	33,139
3,432	MillerKnoll, Inc.	70,184
400	Montrose Environmental Group, Inc.*	14,268
691	MSA Safety, Inc.	92,248
1,552	NL Industries, Inc.	9,405
4,238	Pitney Bowes, Inc.	16,486
2,606	Quad Graphics, Inc.*	11,180
4,351	Republic Services, Inc.	588,342
1,377	Ritchie Bros Auctioneers, Inc.	77,511
8,305	Rollins, Inc.	311,687
503	SP Plus Corp.*	17,248
2,563	Steelcase, Inc., Class A	21,580
3,518	Stericycle, Inc.*	153,420
1,527	Tetra Tech, Inc.	224,332
841	UniFirst Corp.	148,209
1,003	Viad Corp.*	20,903
824	Vse Corp.	36,998
9,196	Waste Management, Inc.	1,500,511

		6,129,305

Communications Equipment (0.8%):
1,069	ADTRAN Holdings, Inc.	16,954
752	Applied Optoelectronics, Inc.*	1,662
2,313	Arista Networks, Inc.*	388,260
1,829	CalAmp Corp.*	6,566
1,990	Calix, Inc.*	106,644
6,617	Ciena Corp.*	347,525
69,452	Cisco Systems, Inc.	3,630,603
6,102	CommScope Holding Co., Inc.*	38,870
756	Comtech Telecommunications Corp.	9,435
1,262	Digi International, Inc.*	42,504
1,189	EMCORE Corp.*	1,367
4,340	Extreme Networks, Inc.*	82,981
1,768	F5, Inc.*	257,580
2,194	Harmonic, Inc.*	32,011
2,944	Infinera Corp.*	22,846
14,371	Juniper Networks, Inc.	494,650
909	KVH Industries, Inc.*	10,344
2,839	Lumentum Holdings, Inc.*	153,334
1,185	Motorola Solutions, Inc.	339,064
1,010	NETGEAR, Inc.*	18,695
2,564	NetScout Systems, Inc.*	73,459
3,679	Ribbon Communications, Inc.*	12,582
2,004	Viasat, Inc.*	67,815
7,865	Viavi Solutions, Inc.*	85,178

		6,240,929

Construction & Engineering (0.4%):
2,920	AECOM	246,214
1,759	Ameresco, Inc., Class A*	86,578
7,278	API Group Corp.*	163,609
2,696	Arcosa, Inc.	170,145
455	Argan, Inc.	18,414
1,713	Comfort Systems USA, Inc.	250,029
1,213	Construction Partners, Inc., Class A*	32,678

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
959	Dycom Industries, Inc.*	$89,810
1,440	EMCOR Group, Inc.	234,130
5,880	Fluor Corp.*	181,751
1,277	Granite Construction, Inc.	52,459
2,266	Great Lakes Dredge & Dock Corp.*	12,304
656	IES Holdings, Inc.*	28,267
1,682	MasTec, Inc.*	158,848
1,750	Matrix Service Co.*	9,450
9,107	MDU Resources Group, Inc.	277,581
487	MYR Group, Inc.*	61,367
841	NV5 Global, Inc.*	87,439
2,101	Orion Group Holdings, Inc.*	5,442
2,465	Primoris Services Corp.	60,787
3,768	Quanta Services, Inc.	627,900
1,469	Sterling Infrastructure, Inc.*	55,646
1,648	Tutor Perini Corp.*	10,168
653	Valmont Industries, Inc.	208,490
7,973	WillScot Mobile Mini Holdings Corp.*	373,774

		3,503,280

Construction Materials (0.2%):
961	Eagle Materials, Inc.	141,027
1,625	Martin Marietta Materials, Inc.	576,972
6,589	Summit Materials, Inc., Class A*	187,721
131	U.S. Lime & Minerals, Inc.	20,002
3,480	Vulcan Materials Co.	597,029

		1,522,751

Consumer Finance (0.8%):
20,625	Ally Financial, Inc.	525,731
8,402	American Express Co.	1,385,910
3,407	Bread Financial Holdings, Inc.	103,300
10,776	Capital One Financial Corp.	1,036,220
1,912	Consumer Portfolio Services, Inc.*	20,439
617	Credit Acceptance Corp.*	269,037
15,177	Discover Financial Services	1,500,095
1,171	Encore Capital Group, Inc.*	59,077
1,657	Enova International, Inc.*	73,621
3,948	EZCORP, Inc., Class A*	33,953
2,555	FirstCash Holdings, Inc.	243,670
1,425	Green Dot Corp., Class A*	24,481
5,431	LendingClub Corp.*	39,157
194	LendingTree, Inc.*	5,172
3,504	Navient Corp.	56,029
543	Nelnet, Inc., Class A	49,896
750	Nicholas Financial, Inc.*	4,455
8,505	OneMain Holdings, Inc.	315,365
2,635	PRA Group, Inc.*	102,660
2,187	PROG Holdings, Inc.*	52,029
568	Regional Mgmt Corp.	14,819
16,979	SLM Corp.	210,370
19,261	Synchrony Financial	560,110
237	World Acceptance Corp.*	19,740

		6,705,336

Consumer Staples Distribution & Retail (1.5%):
8,679	Albertsons Cos., Inc., Class A	180,350
6,948	BJ’s Wholesale Club Holdings, Inc.*	528,534
235	Casey’s General Stores, Inc.	50,868
5,931	Costco Wholesale Corp.	2,946,936
3,350	Grocery Outlet Holding Corp.*	94,671

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
613	Ingles Markets, Inc., Class A	$54,373
35,501	Kroger Co. (The)	1,752,685
1,720	Natural Grocers by Vitamin Cottage, Inc.	20,210
7,395	Performance Food Group Co.*	446,214
1,664	PriceSmart, Inc.	118,943
2,949	SpartanNash Co.	73,135
6,836	Sprouts Farmers Market, Inc.*	239,465
10,148	Sysco Corp.	783,730
1,610	The Andersons, Inc.	66,525
1,143	The Chefs’ Warehouse, Inc.*	38,919
3,889	United Natural Foods, Inc.*	102,475
12,029	US Foods Holding Corp.*	444,351
738	Village Super Market, Inc., Class A	16,886
8,238	Walgreens Boots Alliance, Inc.	284,870
25,449	Walmart, Inc.	3,752,455
857	Weis Markets, Inc.	72,562

		12,069,157

Containers & Packaging (0.7%):
27,134	Amcor plc	308,785
21,700	Amcor plc	246,946
3,091	AptarGroup, Inc.	365,325
2,194	Avery Dennison Corp.	392,572
12,268	Ball Corp.	676,089
6,043	Berry Global Group, Inc.	355,933
2,919	Crown Holdings, Inc.	241,431
15,239	Graphic Packaging Holding Co.	388,442
930	Greif, Inc., Class A	58,934
710	Greif, Inc., Class B	54,329
10,283	International Paper Co.	370,805
1,253	Myers Industries, Inc.	26,852
9,822	O-I Glass, Inc.*	223,058
4,434	Packaging Corp. of America	615,572
4,758	Sealed Air Corp.	218,440
3,186	Silgan Holdings, Inc.	170,993
4,847	Sonoco Products Co.	295,667
2,518	TriMas Corp.	70,151
13,657	Westrock Co.	416,129

		5,496,453

Distributors (0.2%):
1,267	Funko, Inc., Class A*	11,948
5,482	Genuine Parts Co.	917,194
7,015	LKQ Corp.	398,171
659	Pool Corp.	225,668
811	Weyco Group, Inc.	20,518

		1,573,499

Diversified Consumer Services (0.3%):
28,860	ADT, Inc.	208,658
2,373	Adtalem Global Education, Inc.*	91,645
541	American Public Education, Inc.*	2,932
2,428	Bright Horizons Family Solutions, Inc.*	186,932
418	Carriage Services, Inc.	12,757
5,672	Chegg, Inc.*	92,454
6,110	Coursera, Inc.*	70,387
3,669	Frontdoor, Inc.*	102,292
112	Graham Holdings Co., Class B	66,734
1,270	Grand Canyon Education, Inc.*	144,653
6,598	H&R Block, Inc.	232,580
6,794	Laureate Education, Inc.	79,897

Shares		Value
Common Stocks, continued
Diversified Consumer Services, continued
2,352	OneSpaWorld Holdings, Ltd.*	$28,200
2,522	Perdoceo Education Corp.*	33,870
5,963	PowerSchool Holdings, Inc.*	118,187
5,854	Service Corp. International	402,638
825	Strategic Education, Inc.	74,110
2,454	Stride, Inc.*	96,320
1,696	Universal Technical Institute, Inc.*	12,516

		2,057,762

Diversified Telecommunication Services (1.3%):
398	Anterix, Inc.*	13,150
155,308	AT&T, Inc.	2,989,679
461	ATN International, Inc.	18,864
1,203	Cogent Communications Holdings, Inc.	76,655
4,558	Consolidated Communications Holdings, Inc.*	11,760
1,548	EchoStar Corp., Class A*	28,313
7,588	Frontier Communications Parent, Inc.*	172,779
1,080	IDT Corp.*	36,806
3,409	Iridium Communications, Inc.	211,119
1,489	Liberty Latin America, Ltd.*	12,374
8,852	Liberty Latin America, Ltd., Class C*	73,118
26,553	Lumen Technologies, Inc.	70,365
160,099	Verizon Communications, Inc.	6,226,250

		9,941,232

Electric Utilities (1.6%):
1,925	ALLETE, Inc.	123,912
5,422	Alliant Energy Corp.	289,535
7,586	American Electric Power Co., Inc.	690,250
2,629	Avangrid, Inc.	104,845
5,643	Constellation Energy Corp.	442,975
11,675	Duke Energy Corp.	1,126,287
8,259	Edison International	583,003
4,564	Entergy Corp.	491,725
4,954	Evergy, Inc.	302,788
7,006	Eversource Energy	548,290
15,381	Exelon Corp.	644,310
11,345	FirstEnergy Corp.	454,481
1,272	Genie Energy, Ltd., Class B	17,579
1,318	Hawaiian Electric Industries, Inc.	50,611
2,089	IDACORP, Inc.	226,301
1,599	MGE Energy, Inc.	124,194
28,784	NextEra Energy, Inc.	2,218,671
4,318	NRG Energy, Inc.	148,064
8,705	OGE Energy Corp.	327,830
1,495	Otter Tail Corp.	108,044
38,335	PG&E Corp.*	619,877
4,919	Pinnacle West Capital Corp.	389,782
3,114	PNM Resources, Inc.	151,590
3,874	Portland General Electric Co.	189,400
15,902	PPL Corp.	441,917
16,531	Southern Co. (The)	1,150,227
11,257	Xcel Energy, Inc.	759,172

		12,725,660

Electrical Equipment (0.9%):
1,082	Acuity Brands, Inc.	197,714
424	Allied Motion Technologies, Inc.	16,388
6,021	AMETEK, Inc.	875,032
2,048	Atkore, Inc.*	287,703
394	AZZ, Inc.	16,248

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
6,697	Eaton Corp. plc	$1,147,464
6,867	Emerson Electric Co.	598,390
1,271	Encore Wire Corp.	235,554
1,312	EnerSys	113,987
9,782	FuelCell Energy, Inc.*	27,879
1,659	Generac Holdings, Inc.*	179,189
14,859	GrafTech International, Ltd.	72,215
1,609	Hubbell, Inc.	391,486
1,831	LSI Industries, Inc.	25,506
7,325	nVent Electric plc	314,535
79	Pineapple Holdings, Inc.*	126
14,602	Plug Power, Inc.*	171,135
606	Powell Industries, Inc.	25,809
400	Preformed Line Products Co.	51,216
2,995	Regal Rexnord Corp.	421,486
2,415	Rockwell Automation, Inc.	708,682
7,206	Sensata Technologies Holding plc	360,444
5,500	Shoals Technologies Group, Inc., Class A*	125,345
5,277	SunPower Corp.*	73,034
11,971	Sunrun, Inc.*	241,216
1,298	Thermon Group Holdings, Inc.*	32,346
742	TPI Composites, Inc.*	9,683
1,148	Vicor Corp.*	53,887

		6,773,699

Electronic Equipment, Instruments & Components (1.3%):
1,470	Advanced Energy Industries, Inc.	144,060
10,614	Amphenol Corp., Class A	867,376
2,582	Arlo Technologies, Inc.*	15,647
3,284	Arrow Electronics, Inc.*	410,073
5,071	Avnet, Inc.	229,209
1,157	Badger Meter, Inc.	140,946
550	Bel Fuse, Inc., Class B	20,669
1,317	Belden, Inc.	114,276
1,054	Benchmark Electronics, Inc.	24,969
3,641	CDW Corp.	709,595
3,610	Cognex Corp.	178,876
1,971	Coherent Corp.*	75,056
22,223	Corning, Inc.	784,027
1,576	CTS Corp.	77,949
2,838	Daktronics, Inc.*	16,091
784	ePlus, Inc.*	38,447
1,439	Fabrinet*	170,896
392	FARO Technologies, Inc.*	9,647
21,343	Flex, Ltd.*	491,102
640	Frequency Electronics, Inc.	4,410
1,494	Insight Enterprises, Inc.*	213,582
1,164	IPG Photonics Corp.	143,533
2,007	Itron, Inc.*	111,288
9,489	Jabil, Inc.	836,550
5,346	Keysight Technologies, Inc.*	863,272
1,603	Kimball Electronics, Inc.*	38,632
5,811	Knowles Corp.*	98,787
672	Littelfuse, Inc.	180,157
790	Methode Electronics, Inc., Class A	34,665
2,559	National Instruments Corp.	134,117
1,293	Novanta, Inc.*	205,703
594	OSI Systems, Inc.*	60,802
770	PAR Technology Corp.*	26,149
1,121	PC Connection, Inc.	50,400

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,323	Plexus Corp.*	$129,085
771	Rogers Corp.*	126,005
2,630	Sanmina Corp.*	160,404
738	ScanSource, Inc.*	22,465
2,341	TD SYNNEX Corp.	226,585
5,140	TE Connectivity, Ltd.	674,111
1,042	Teledyne Technologies, Inc.*	466,149
5,387	Trimble, Inc.*	282,387
5,237	TTM Technologies, Inc.*	70,647
5,343	Vishay Intertechnology, Inc.	120,859
4,805	Vontier Corp.	131,369
1,080	Zebra Technologies Corp., Class A*	343,440

		10,274,464

Energy Equipment & Services (0.7%):
6,728	Archrock, Inc.	65,733
23,729	Baker Hughes Co.	684,819
519	Bristow Group, Inc.*	11,626
562	Cactus, Inc., Class A	23,171
8,897	ChampionX Corp.	241,376
1,337	Core Laboratories NV	29,481
562	DMC Global, Inc.*	12,347
1,028	Dril-Quip, Inc.*	29,493
1,095	Expro Group Holdings NV*	20,104
306	Forum Energy Technologies, Inc.*	7,782
760	Geospace Technologies Corp.*	5,358
1,086	Gulf Island Fabrication, Inc.*	4,018
34,240	Halliburton Co.	1,083,354
5,456	Helix Energy Solutions Group, Inc.*	42,229
4,742	Helmerich & Payne, Inc.	169,526
12,498	Liberty Oilfield Services, Inc., Class A	160,099
1,436	Mammoth Energy Services, Inc.*	6,060
734	Nabors Industries, Ltd.*	89,482
935	Natural Gas Services Group*	9,640
4,799	Newpark Resources, Inc.*	18,476
15,779	NexTier Oilfield Solutions, Inc.*	125,443
900	Noble Corp plc*	35,523
17,732	NOV, Inc.	328,219
6,071	Oceaneering International, Inc.*	107,032
3,066	Oil States International, Inc.*	25,540
14,267	Patterson-UTI Energy, Inc.	166,924
8,148	Propetro Holding Corp.*	58,584
10,425	RPC, Inc.	80,168
23,946	Schlumberger, Ltd.	1,175,749
493	SEACOR Marine Holdings, Inc.*	3,752
3,974	Select Energy Services, Inc.	27,659
17,526	TechnipFMC plc*	239,230
4,086	TETRA Technologies, Inc.*	10,828
2,580	Tidewater, Inc.*	113,726
40,411	Transocean, Ltd.*	257,014
4,546	U.S. Silica Holdings, Inc.*	54,279
2,596	Valaris, Ltd.*	168,896
3,081	Weatherford International plc*	182,857

		5,875,597

Entertainment (1.2%):
5,649	Activision Blizzard, Inc.	483,498
6,453	Cinemark Holdings, Inc.*	95,440
7,199	Electronic Arts, Inc.	867,120
5,981	Endeavor Group Holdings, Inc.*	143,125
2,645	Imax Corp.*	50,731

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Entertainment, continued
247	Liberty Media Corp.-Liberty Braves, Class A*	$8,541
1,735	Liberty Media Corp.-Liberty Braves, Class C*	58,452
619	Liberty Media Corp-Liberty Formula One, Class A*	41,782
4,590	Liberty Media Corp-Liberty Formula One, Class C*	343,470
2,111	Lions Gate Entertainment Corp., Class A*	23,369
4,430	Lions Gate Entertainment Corp., Class B*	45,983
4,978	Live Nation Entertainment, Inc.*	348,460
894	Madison Square Garden Entertainment Corp.*	52,809
719	Madison Square Garden Sports Corp., Class A	140,097
1,459	Marcus Corp.	23,344
5,300	Netflix, Inc.*	1,831,044
3,472	Playtika Holding Corp.*	39,095
1,419	Reading International, Inc., Class A*	4,612
4,759	ROBLOX Corp., Class A*	214,060
454	Roku, Inc.*	29,882
2,452	Spotify Technology SA*	327,636
4,473	Take-Two Interactive Software, Inc.*	533,629
27,233	Walt Disney Co. (The)*	2,726,840
62,039	Warner Bros Discovery, Inc.*	936,789
3,714	Warner Music Group Corp.	123,936
1,983	World Wrestling Entertainment, Inc., Class A	180,969

		9,674,713

Financial Services (1.4%):
981	A-Mark Precious Metals, Inc.	33,992
11,682	Apollo Global Management, Inc.	737,835
26,239	Berkshire Hathaway, Inc., Class B*	8,101,816
2,704	Cannae Holdings, Inc.*	54,567
11,963	Equitable Holdings, Inc.	303,740
6,088	Essent Group, Ltd.	243,824
403	Federal Agricultural Mortgage Corp.	53,676
5,793	Jackson Financial, Inc., Class A	216,716
16,357	MGIC Investment Corp.	219,511
1,888	Mr Cooper Group, Inc.*	77,351
4,107	NMI Holdings, Inc., Class A*	91,709
465	Ocwen Financial Corp.*	12,611
2,818	PennyMac Financial Services, Inc.	167,981
8,853	Radian Group, Inc.	195,651
3,168	Repay Holdings Corp.*	20,814
4,694	Rocket Cos., Inc., Class A*	42,528
9,473	TFS Financial Corp.	119,644
5,224	Voya Financial, Inc.	373,307
1,074	Walker & Dunlop, Inc.	81,807
728	Waterstone Financial, Inc.	11,015

		11,160,095

Food Products (1.5%):
13,313	Archer-Daniels-Midland Co.	1,060,514
2,035	B&G Foods, Inc.	31,604
4,414	Bunge, Ltd.	421,625
270	Calavo Growers, Inc.	7,768
2,277	Cal-Maine Foods, Inc.	138,647
8,996	Campbell Soup Co.	494,600
12,177	Conagra Brands, Inc.	457,368
8,936	Darling Ingredients, Inc.*	521,862
1,004	Farmer Brothers Co.*	3,875
9,807	Flowers Foods, Inc.	268,810
2,403	Fresh Del Monte Produce, Inc.	72,354
1,992	Freshpet, Inc.*	131,850
10,045	General Mills, Inc.	858,446
5,693	Hain Celestial Group, Inc. (The)*	97,635

Shares		Value
Common Stocks, continued
Food Products, continued
3,050	Hershey Co. (The)	$775,950
12,431	Hormel Foods Corp.	495,748
7,722	Hostess Brands, Inc.*	192,123
1,283	Ingredion, Inc.	130,520
566	J & J Snack Foods Corp.	83,893
2,460	JM Smucker Co. (The)	387,130
300	John B Sanfilippo & Son, Inc.	29,076
10,294	Kellogg Co.	689,286
12,499	Kraft Heinz Co. (The)	483,336
3,960	Lamb Weston Holdings, Inc.	413,899
452	Lancaster Colony Corp.	91,702
5,467	McCormick & Co.	454,909
778	McCormick & Co., Inc.	64,263
21,021	Mondelez International, Inc., Class A	1,465,584
6,653	Pilgrim’s Pride Corp.*	154,217
2,182	Post Holdings, Inc.*	196,096
20	Seaboard Corp.	75,400
266	Seneca Foods Corp., Class A*	13,904
3,330	Simply Good Foods Co. (The)*	132,434
1,400	Sovos Brands, Inc.*	23,352
1,072	Tootsie Roll Industries, Inc.	48,144
1,935	TreeHouse Foods, Inc.*	97,582
8,411	Tyson Foods, Inc., Class A	498,941
1,200	Utz Brands, Inc.	19,764
1,400	Vital Farms, Inc.*	21,420

		11,605,631

Gas Utilities (0.2%):
2,798	Atmos Energy Corp.	314,383
785	Chesapeake Utilities Corp.	100,472
3,975	National Fuel Gas Co.	229,516
4,288	New Jersey Resources Corp.	228,122
1,716	Northwest Natural Holding Co.	81,613
2,486	ONE Gas, Inc.	196,966
232	RGC Resources, Inc.	5,380
944	Southwest Gas Holdings, Inc.	58,953
2,276	Spire, Inc.	159,639
7,935	UGI Corp.	275,820

		1,650,864

Ground Transportation (1.1%):
957	ArcBest Corp.	88,446
678	Avis Budget Group, Inc.*	132,074
419	Covenant Logistics Group, Inc.	14,841
39,708	CSX Corp.	1,188,858
1,925	Heartland Express, Inc.	30,646
19,110	Hertz Global Holdings, Inc.*	311,302
4,049	JB Hunt Transport Services, Inc.	710,438
8,617	Knight-Swift Transportation Holdings, Inc.	487,550
1,791	Landstar System, Inc.	321,055
3,089	Lyft, Inc., Class A*	28,635
4,222	Marten Transport, Ltd.	88,451
1,515	Norfolk Southern Corp.	321,180
2,976	Old Dominion Freight Line, Inc.	1,014,340
1,600	PAM Transportation Services, Inc.	45,808
6,783	RXO, Inc.*	133,218
1,902	Ryder System, Inc.	169,734
576	Saia, Inc.*	156,718
3,510	Schneider National, Inc., Class B	93,892
13,473	Uber Technologies, Inc.*	427,094
4,494	U-Haul Holding Co.	233,014

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Ground Transportation, continued
1,170	U-Haul Holding Co.	$69,790
12,451	Union Pacific Corp.	2,505,888
586	Universal Logistics Holdings, Inc.	17,082
3,327	Werner Enterprises, Inc.	151,345
2,834	XPO Logistics, Inc.*	90,405
1,829	Yellow Corp.*	3,713

		8,835,517

Health Care (0.0%†):
128	Omniab, Inc.*(a)	—
128	Omniab, Inc.*(a)	—

		—

Health Care Equipment & Supplies (2.2%):
18,788	Abbott Laboratories	1,902,473
2,269	Accuray, Inc.*	6,739
1,611	Align Technology, Inc.*	538,300
912	AngioDynamics, Inc.*	9,430
1,619	Artivion, Inc.*	21,209
1,507	AtriCure, Inc.*	62,465
36	Atrion Corp.	22,605
2,829	Avanos Medical, Inc.*	84,134
744	Axonics, Inc.*	40,593
24,965	Baxter International, Inc.	1,012,580
4,490	Becton Dickinson and Co.	1,111,455
17,259	Boston Scientific Corp.*	863,468
1,265	CONMED Corp.	131,383
658	Cooper Cos., Inc. (The)	245,671
7,906	DENTSPLY SIRONA, Inc.	310,548
3,438	Dexcom, Inc.*	399,427
6,572	Edwards Lifesciences Corp.*	543,702
994	Embecta Corp.	27,951
1,499	Enovis Corp.*	80,182
7,392	Envista Holdings Corp.*	302,185
8,476	Figs, Inc., Class A*	52,466
1,964	GE HealthCare Technologies, Inc.*	161,107
1,546	Glaukos Corp.*	77,455
3,457	Globus Medical, Inc.*	195,804
1,142	Haemonetics Corp.*	94,500
581	Heska Corp.*	56,717
6,474	Hologic, Inc.*	522,452
1,516	IDEXX Laboratories, Inc.*	758,121
516	Inari Medical, Inc.*	31,858
433	Inogen, Inc.*	5,404
439	Inspire Medical Systems, Inc.*	102,757
828	Insulet Corp.*	264,099
1,895	Integer Holdings Corp.*	146,862
3,384	Integra LifeSciences Holdings Corp.*	194,275
2,969	Intuitive Surgical, Inc.*	758,490
2,363	Lantheus Holdings, Inc.*	195,089
809	LeMaitre Vascular, Inc.	41,639
725	LENSAR, Inc.*	1,783
3,507	LivaNova plc*	152,835
692	Masimo Corp.*	127,702
22,623	Medtronic plc	1,823,866
2,177	Merit Medical Systems, Inc.*	160,989
125	Mesa Laboratories, Inc.	21,841
600	Nevro Corp.*	21,690
1,600	Novocure, Ltd.*	96,224
1,066	NuVasive, Inc.*	44,036
1,974	Omnicell, Inc.*	115,815

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,205	OraSure Technologies, Inc.*	$13,340
825	Orthofix Medical, Inc.*	13,819
929	Penumbra, Inc.*	258,903
2,221	ResMed, Inc.	486,377
775	Shockwave Medical, Inc.*	168,043
1,569	STAAR Surgical Co.*	100,338
1,882	STERIS plc	359,989
4,066	Stryker Corp.	1,160,721
110	Surgalign Holdings, Inc.*	176
1,631	Teleflex, Inc.	413,149
193	UFP Technologies, Inc.*	25,059
227	Utah Medical Products, Inc.	21,513
1,100	Varex Imaging Corp.*	20,009
4,658	Zimmer Biomet Holdings, Inc.	601,814
217	Zimvie, Inc.*	1,569

		17,587,195

Health Care Providers & Services (2.8%):
3,584	Acadia Healthcare Co., Inc.*	258,944
1,600	Accolade, Inc.*	23,008
643	Addus HomeCare Corp.*	68,647
2,527	Agiliti, Inc.*	40,381
10,047	agilon health, Inc.*	238,616
1,363	Amedisys, Inc.*	100,249
3,574	AmerisourceBergen Corp.	572,233
2,838	AMN Healthcare Services, Inc.*	235,440
1,245	Apollo Medical Holdings, Inc.*	45,405
9,264	Brookdale Senior Living, Inc.*	27,329
5,546	Cardinal Health, Inc.	418,723
431	Castle Biosciences, Inc.*	9,792
12,101	Centene Corp.*	764,904
322	Chemed Corp.	173,156
6,442	Cigna Group (The)	1,646,124
5,028	Community Health Systems, Inc.	24,637
603	CorVel Corp.*	114,739
1,732	Cross Country Healthcare, Inc.*	38,658
27,591	CVS Health Corp.	2,050,287
2,342	DaVita, Inc.*	189,960
3,617	Elevance Health, Inc.	1,663,133
4,542	Encompass Health Corp.	245,722
1,271	Enhabit, Inc.*	17,680
1,449	Ensign Group, Inc. (The)	138,437
790	Fulgent Genetics, Inc.*	24,664
3,407	HCA Healthcare, Inc.	898,358
3,759	HealthEquity, Inc.*	220,691
3,487	Henry Schein, Inc.*	284,330
1,995	Humana, Inc.	968,493
1,529	InfuSystem Holdings, Inc.*	11,850
2,606	Laboratory Corp. of America Holdings	597,869
2,125	McKesson Corp.	756,606
864	ModivCare, Inc.*	72,645
1,451	Molina Healthcare, Inc.*	388,128
575	National Healthcare Corp.	33,390
819	National Research Corp.	35,635
3,895	Oak Street Health, Inc.*	150,659
10,235	OPKO Health, Inc.*	14,943
6,542	Option Care Health, Inc.*	207,839
5,824	Owens & Minor, Inc.*	84,739
4,988	Patterson Cos., Inc.	133,529
5,162	Pediatrix Medical Group, Inc.*	76,965

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
629	Petiq, Inc.*	$7,196
5,181	Premier, Inc., Class A	167,709
1,933	Privia Health Group, Inc.*	53,370
861	Progyny, Inc.*	27,655
2,923	Quest Diagnostics, Inc.	413,546
2,720	RadNet, Inc.*	68,082
5,624	Select Medical Holdings Corp.	145,380
585	Surgery Partners, Inc.*	20,165
5,594	Tenet Healthcare Corp.*	332,395
792	The Pennant Group, Inc.*	11,310
542	U.S. Physical Therapy, Inc.	53,067
14,086	UnitedHealth Group, Inc.	6,656,903
2,937	Universal Health Services, Inc., Class B	373,293

		22,397,608

Health Care Technology (0.1%):
8,941	American Well Corp., Class A*	21,101
2,856	Certara, Inc.*	68,858
339	Computer Programs and Systems, Inc.*	10,238
3,003	Definitive Healthcare Corp.*	31,021
3,607	Doximity, Inc., Class A*	116,795
1,873	Evolent Health, Inc., Class A*	60,779
3,097	GoodRx Holdings, Inc., Class A*	19,356
1,056	Health Catalyst, Inc.*	12,323
1,357	HealthStream, Inc.*	36,775
1,430	NextGen Healthcare, Inc.*	24,896
3,015	Schrodinger, Inc.*	79,385
394	Simulations Plus, Inc.	17,312
5,070	Teladoc Health, Inc.*	131,313
1,211	Veeva Systems, Inc., Class A*	222,570
4,097	Veradigm, Inc.*	53,466

		906,188

Hotels, Restaurants & Leisure (2.2%):
4,816	Airbnb, Inc., Class A*	599,110
12,289	Aramark	439,946
6	Biglari Holdings, Inc., Class A*	4,986
67	Biglari Holdings, Inc., Class B*	11,336
2,189	BJ’s Restaurants, Inc.*	63,787
4,525	Bloomin’ Brands, Inc.	116,066
308	Booking Holdings, Inc.*	816,942
1,059	Boyd Gaming Corp.	67,903
2,407	Brinker International, Inc.*	91,466
9,517	Caesars Entertainment, Inc.*	464,525
29,405	Carnival Corp., Class A*	298,461
2,943	Carrols Restaurant Group, Inc.*	6,563
2,527	Cheesecake Factory, Inc. (The)	88,571
433	Chipotle Mexican Grill, Inc.*	739,690
1,340	Choice Hotels International, Inc.	157,035
1,126	Churchill Downs, Inc.	289,438
429	Chuy’s Holdings, Inc.*	15,380
1,219	Cracker Barrel Old Country Store, Inc.	138,478
3,109	Darden Restaurants, Inc.	482,392
1,810	Dave & Buster’s Entertainment, Inc.*	66,590
1,239	Denny’s Corp.*	13,827
362	Dine Brands Global, Inc.	24,486
681	Domino’s Pizza, Inc.	224,641
8,071	DoorDash, Inc., Class A*	512,993
13,674	DraftKings, Inc.*	264,729
1,288	El Pollo Loco Holdings, Inc.	12,352
2,986	Expedia Group, Inc.*	289,732

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,277	Fiesta Restaurant Group, Inc.*	$10,497
6,175	Hilton Grand Vacations, Inc.*	274,355
5,447	Hilton Worldwide Holdings, Inc.	767,319
1,098	Hyatt Hotels Corp., Class A*	122,745
323	Jack in the Box, Inc.	28,292
3,372	Krispy Kreme, Inc.^	52,435
3,081	Las Vegas Sands Corp.*	177,003
3,371	Life Time Group Holdings, Inc.*	53,801
1,893	Light & Wonder, Inc., Class A*	113,675
3,405	Marriott International, Inc., Class A	565,366
1,994	Marriott Vacations Worldwide Corp.	268,911
10,788	McDonald’s Corp.	3,016,433
1,328	MGM Resorts International	58,990
341	Nathans Famous, Inc.	25,780
1,497	Papa John’s International, Inc.	112,170
2,176	Penn Entertainment, Inc.*	64,540
3,216	Planet Fitness, Inc., Class A*	249,787
9,227	Playa Hotels & Resorts NV*	88,579
763	Potbelly Corp.*	6,356
878	Red Robin Gourmet Burgers, Inc.*	12,573
4,589	Royal Caribbean Cruises, Ltd.*	299,662
748	Ruth’s Hospitality Group, Inc.	12,282
2,758	SeaWorld Entertainment, Inc.*	169,093
1,202	Shake Shack, Inc., Class A*	66,699
3,662	Six Flags Entertainment Corp.*	97,812
16,950	Starbucks Corp.	1,765,004
7,074	Sweetgreen, Inc., Class A*	55,460
3,050	Texas Roadhouse, Inc., Class A	329,583
3,133	Travel + Leisure Co.	122,814
1,836	Vail Resorts, Inc.	429,036
10,823	Wendy’s Co. (The)	235,725
1,048	Wingstop, Inc.	192,392
4,707	Wyndham Hotels & Resorts, Inc.	319,370
1,374	Wynn Resorts, Ltd.*	153,764
5,011	Yum! Brands, Inc.	661,853

		17,281,581

Household Durables (0.9%):
906	Beazer Homes USA, Inc.*	14,387
283	Cavco Industries, Inc.*	89,920
1,809	Century Communities, Inc.	115,631
15,114	DR Horton, Inc.	1,476,487
1,530	Ethan Allen Interiors, Inc.	42,014
431	Flexsteel Industries, Inc.	8,301
3,356	Garmin, Ltd.	338,688
2,761	GoPro, Inc., Class A*	13,888
1,329	Green Brick Partners, Inc.*	46,595
1,366	Helen of Troy, Ltd.*	130,002
500	Hooker Furnishings Corp.	9,095
1,698	Installed Building Products, Inc.	193,623
596	iRobot Corp.*	26,009
2,155	KB Home	86,588
2,550	La-Z-Boy, Inc.	74,154
7,316	Leggett & Platt, Inc.	233,234
3,171	Lennar Corp., Class A	333,304
119	Lennar Corp., Class B	10,628
1,327	LGI Homes, Inc.*	151,318
1,017	Lifetime Brands, Inc.	5,980
1,420	M/I Homes, Inc.*	89,588
4,042	MDC Holdings, Inc.	157,113

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Household Durables, continued
1,004	Meritage Homes Corp.	$117,227
2,874	Mohawk Industries, Inc.*	288,032
10,746	Newell Brands, Inc.	133,680
102	NVR, Inc.*	568,363
9,930	PulteGroup, Inc.	578,720
7,911	Purple Innovation, Inc.*	20,885
2,434	Skyline Champion Corp.*	183,110
2,407	Sonos, Inc.*	47,225
5,909	Taylor Morrison Home Corp., Class A*	226,078
7,251	Tempur Sealy International, Inc.	286,342
2,183	Toll Brothers, Inc.	131,046
1,110	TopBuild Corp.*	231,035
5,751	Tri Pointe Homes, Inc.*	145,615
905	Tupperware Brands Corp.*	2,263
320	Universal Electronics, Inc.*	3,245
3,376	Vizio Holding Corp., Class A*	30,992
1,621	VOXX International Corp.*	19,987
3,536	Whirlpool Corp.	466,823

		7,127,215

Household Products (1.2%):
1,863	Central Garden & Pet Co., Class A*	72,788
5,132	Church & Dwight Co., Inc.	453,720
1,597	Clorox Co. (The)	252,709
15,557	Colgate-Palmolive Co.	1,169,109
2,606	Energizer Holdings, Inc.	90,428
6,635	Kimberly-Clark Corp.	890,550
333	Oil-Dri Corp. of America	13,856
39,631	Procter & Gamble Co. (The)	5,892,733
4,384	Reynolds Consumer Products, Inc.	120,560
2,338	Spectrum Brands Holdings, Inc.	154,822
626	WD-40 Co.	111,459

		9,222,734

Independent Power and Renewable Electricity Producers (0.2%):
14,442	AES Corp. (The)	347,763
4,506	Atlantica Sustainable Infrastructure plc	133,197
5,969	Brookfield Renewable Corp., Class A	208,617
1,323	Clearway Energy, Inc., Class A	39,730
3,836	Clearway Energy, Inc., Class C	120,182
1,138	Ormat Technologies, Inc.	96,468
6,557	Sunnova Energy International, Inc.*^	102,420
22,502	Vistra Corp.	540,048

		1,588,425

Industrial Conglomerates (0.6%):
14,142	3M Co.	1,486,466
5,892	General Electric Co.	563,275
12,103	Honeywell International, Inc.	2,313,125

		4,362,866

Insurance (2.9%):
9,236	Aflac, Inc.	595,907
6,964	Allstate Corp. (The)	771,681
2,897	AMBAC Financial Group, Inc.*	44,846
5,969	American Equity Investment Life Holding Co.	217,809
2,248	American Financial Group, Inc.	273,132
31,341	American International Group, Inc.	1,578,333
745	Amerisafe, Inc.	36,468
3,056	Aon plc, Class A	963,526
8,245	Arch Capital Group, Ltd.*	559,588

Shares		Value
Common Stocks, continued
Insurance, continued
560	Argo Group International Holdings, Ltd.	$16,402
3,363	Arthur J. Gallagher & Co.	643,376
1,480	Assurant, Inc.	177,704
1,625	Assured Guaranty, Ltd.	81,689
4,771	Axis Capital Holdings, Ltd.	260,115
3,813	Brighthouse Financial, Inc.*	168,191
7,478	Brown & Brown, Inc.	429,387
3,450	BRP Group, Inc., Class A*	87,837
7,032	Chubb, Ltd.	1,365,474
4,158	Cincinnati Financial Corp.	466,029
2,176	Citizens, Inc.*	8,073
1,799	CNA Financial Corp.	70,215
2,354	Crawford & Co.	18,055
895	Crawford & Co., Class A	7,482
1,631	Donegal Group, Inc., Class A	24,922
800	eHealth, Inc.*	7,488
1,977	Employers Holdings, Inc.	82,421
447	Enstar Group, Ltd.*	103,610
398	Erie Indemnity Co., Class A	92,201
621	Everest Re Group, Ltd.	222,330
419	F&G Annuities & Life, Inc.	7,592
20,298	Fidelity National Financial, Inc.	709,009
5,538	First American Financial Corp.	308,245
27,784	Genworth Financial, Inc., Class A*	139,476
4,859	Globe Life, Inc.	534,587
318	Goosehead Insurance, Inc.*	16,600
2,383	Greenlight Capital Re, Ltd.*	22,376
146	Hallmark Financial Services, Inc.*	949
769	Hanover Insurance Group, Inc. (The)	98,817
13,797	Hartford Financial Services Group, Inc. (The)	961,513
397	HCI Group, Inc.	21,279
387	Heritage Insurance Holdings, Inc.	1,192
1,991	Horace Mann Educators Corp.	66,659
153	Investors Title Co.	23,103
1,185	James River Group Holdings	24,470
3,603	Kemper Corp.	196,940
381	Kinsale Capital Group, Inc.	114,357
2,749	Lincoln National Corp.	61,770
6,215	Loews Corp.	360,594
5,556	Maiden Holdings, Ltd.*	11,612
182	Markel Corp.*	232,489
9,448	Marsh & McLennan Cos., Inc.	1,573,564
2,590	Mercury General Corp.	82,207
7,939	MetLife, Inc.	459,986
162	National Western Life Group, Inc., Class A	39,304
13,472	Old Republic International Corp.	336,396
5,300	Oscar Health, Inc., Class A*	34,662
400	Palomar Holdings, Inc.*	22,080
1,239	Primerica, Inc.	213,405
7,143	Principal Financial Group, Inc.	530,868
3,052	ProAssurance Corp.	56,401
5,935	Progressive Corp. (The)	849,061
14,264	Prudential Financial, Inc.	1,180,203
2,679	Reinsurance Group of America, Inc.	355,664
1,983	RenaissanceRe Holdings, Ltd.	397,274
2,352	RLI Corp.	312,604
825	Safety Insurance Group, Inc.	61,479
1,725	Selective Insurance Group, Inc.	164,444
5,145	SiriusPoint, Ltd.*	41,829

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
1,878	Stewart Information Services Corp.	$75,777
1,767	Tiptree, Inc., Class A	25,745
8,887	Travelers Cos., Inc. (The)	1,523,321
1,346	Trupanion, Inc.*	57,730
728	United Fire Group, Inc.	19,328
1,869	Universal Insurance Holdings, Inc.	34,053
8,945	Unum Group	353,864
145	White Mountains Insurance Group, Ltd.	199,736
2,165	Willis Towers Watson plc	503,103
6,930	WR Berkley Corp.	431,462

		23,223,470

Interactive Media & Services (4.0%):
101,184	Alphabet, Inc., Class A*	10,495,816
91,250	Alphabet, Inc., Class C*	9,490,000
5,394	Bumble, Inc.*	105,453
5,023	Cargurus, Inc.*	93,830
1,955	Cars.com, Inc.*	37,732
2,881	DHI Group, Inc.*	11,178
12,093	Match Group, Inc.*	464,250
44,646	Meta Platforms, Inc., Class A*	9,462,273
10,705	Pinterest, Inc., Class A*	291,925
1,563	QuinStreet, Inc.*	24,805
764	Shutterstock, Inc.	55,466
23,897	Snap, Inc., Class A*	267,885
1,344	Travelzoo*	8,118
5,311	TripAdvisor, Inc.*	105,477
2,857	TrueCar, Inc.*	6,571
4,440	Vimeo, Inc.*	17,005
2,324	Yelp, Inc.*	71,347
664	Zedge, Inc., Class B*	1,295
1,918	Ziff Davis, Inc.*	149,700
17,984	ZoomInfo Technologies, Inc.*	444,385

		31,604,511

IT Services (4.1%):
12,560	Accenture plc, Class A	3,589,774
13,003	Affirm Holdings, Inc.*^	146,544
4,112	Akamai Technologies, Inc.*	321,970
5,706	Amdocs, Ltd.	547,947
7,099	Automatic Data Processing, Inc.	1,580,450
6,526	Block, Inc.*	448,010
252	BM Technologies, Inc.*^	887
3,190	Broadridge Financial Solutions, Inc.	467,558
687	Cass Information Systems, Inc.	29,754
2,466	Cloudflare, Inc., Class A*	152,054
12,967	Cognizant Technology Solutions Corp., Class A	790,079
2,464	Concentrix Corp.	299,499
6,347	Conduent, Inc.*	21,770
1,011	CSG Systems International, Inc.	54,291
3,181	DigitalOcean Holdings, Inc.*	124,600
11,221	DXC Technology Co.*	286,809
1,215	EPAM Systems, Inc.*	363,285
1,694	Euronet Worldwide, Inc.*	189,559
3,577	Evertec, Inc.	120,724
318	ExlService Holdings, Inc.*	51,462
4,318	Fastly, Inc., Class A*	76,688
14,943	Fidelity National Information Services, Inc.	811,853
6,830	Fiserv, Inc.*	771,995
3,005	FleetCor Technologies, Inc.*	633,604
2,700	Flywire Corp.*	79,272

Shares		Value
Common Stocks, continued
IT Services, continued
1,645	Gartner, Inc.*	$535,892
4,350	Genpact, Ltd.	201,057
6,977	Global Payments, Inc.	734,260
585	Globant SA*	95,946
3,303	GoDaddy, Inc., Class A*	256,709
2,548	Grid Dynamics Holdings, Inc.*	29,200
1,357	Hackett Group, Inc. (The)	25,077
1,101	I3 Verticals, Inc., Class A*	27,008
17,433	International Business Machines Corp.	2,285,292
1,320	International Money Express, Inc.*	34,030
1,539	Jack Henry & Associates, Inc.	231,958
12,162	Kyndryl Holdings, Inc.*	179,511
2,160	Limelight Networks, Inc.*	1,709
27,585	Marqeta, Inc., Class A*	126,063
13,679	Mastercard, Inc., Class A	4,971,085
1,840	Maximus, Inc.	144,808
603	MongoDB, Inc.*	140,571
2,093	Okta, Inc.*	180,500
5,815	Paychex, Inc.	666,341
16,746	PayPal Holdings, Inc.*	1,271,691
1,468	Paysafe, Ltd.*	25,352
1,698	Perficient, Inc.*	122,579
840	PFSweb, Inc.	3,562
1,495	Shift4 Payments, Inc., Class A*	113,321
2,032	Snowflake, Inc., Class A*	313,517
3,770	Squarespace, Inc., Class A*	119,773
8,710	Toast, Inc., Class A*	154,603
2,127	TTEC Holdings, Inc.	79,188
4,711	Twilio, Inc., Class A*	313,894
2,221	Unisys Corp.*	8,618
2,256	VeriSign, Inc.*	476,760
7,657	Verra Mobility Corp.*	129,556
29,464	Visa, Inc., Class A	6,642,953
6,143	Western Union Co. (The.)	68,494
446	WEX, Inc.*	82,015

		32,753,331

Leisure Products (0.3%):
2,948	Acushnet Holdings Corp.	150,171
895	American Outdoor Brands, Inc.*	8,807
2,517	Brunswick Corp.	206,394
2,100	Clarus Corp.	19,845
658	Escalade, Inc.	9,607
6,532	Hasbro, Inc.	350,703
303	Johnson Outdoors, Inc., Class A	19,092
931	Malibu Boats, Inc.*	52,555
662	Marine Products Corp.	8,732
451	MasterCraft Boat Holdings, Inc.*	13,724
21,011	Mattel, Inc.*	386,813
995	Nautilus Group, Inc.*	1,333
3,453	Polaris, Inc.	382,005
1,410	Smith & Wesson Brands, Inc.	17,357
6,367	Topgolf Callaway Brands Corp.*	137,655
3,865	Vista Outdoor, Inc.*	107,099
3,466	YETI Holdings, Inc.*	138,640

		2,010,532

Life Sciences Tools & Services (1.4%):
237	10X Genomics, Inc., Class A*	13,222
6,251	Adaptive Biotechnologies Corp.*	55,196
4,401	Agilent Technologies, Inc.	608,834

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
17,709	Avantor, Inc.*	$374,368
599	Azenta, Inc.*	26,727
1,634	BioLife Solutions, Inc.*	35,540
456	Bio-Rad Laboratories, Inc., Class A*	218,433
3,308	Bio-Techne Corp.	245,421
4,004	Bruker Corp.	315,675
2,415	Charles River Laboratories International, Inc.*	487,395
2,030	CryoPort, Inc.*	48,720
10,492	Danaher Corp.	2,644,404
1,979	Harvard Bioscience, Inc.*	8,312
55	Illumina, Inc.*	12,790
3,748	IQVIA Holdings, Inc.*	745,440
4,035	Maravai LifeSciences Holdings, Inc., Class A*	56,530
1,032	Medpace Holdings, Inc.*	194,068
498	Mettler-Toledo International, Inc.*	762,045
4,300	Neogenomics, Inc.*	74,863
1,666	OmniAb, Inc.*	6,131
10,633	Pacific Biosciences of California, Inc.*	123,130
1,101	PerkinElmer, Inc.	146,719
453	Quanterix Corp.*	5,105
1,140	Repligen Corp.*	191,931
9,819	Sotera Health Co.*	175,858
4,722	Syneos Health, Inc.*	168,198
4,279	Thermo Fisher Scientific, Inc.	2,466,287
1,579	Waters Corp.*	488,906
1,121	West Pharmaceutical Services, Inc.	388,393

		11,088,641

Machinery (2.6%):
7,267	3D Systems Corp.*	77,902
4,421	AGCO Corp.	597,719
228	Alamo Group, Inc.	41,988
1,371	Albany International Corp., Class A	122,513
5,503	Allison Transmission Holdings, Inc.	248,956
1,618	Astec Industries, Inc.	66,742
2,323	Barnes Group, Inc.	93,570
837	Blue Bird Corp.*	17,100
9,845	Caterpillar, Inc.	2,252,930
1,902	Chart Industries, Inc.*	238,511
468	CIRCOR International, Inc.*	14,564
1,531	Columbus McKinnon Corp.	56,892
707	Commercial Vehicle Group, Inc.*	5,161
1,637	Crane Holdings Co.	185,799
5,344	Cummins, Inc.	1,276,575
5,420	Deere & Co.	2,237,810
6,273	Donaldson Co., Inc.	409,878
471	Douglas Dynamics, Inc.	15,020
4,194	Dover Corp.	637,236
475	Energy Recovery, Inc.*	10,949
1,250	Enerpac Tool Group Corp.	31,875
453	EnPro Industries, Inc.	47,062
2,189	Esab Corp.	129,304
372	ESCO Technologies, Inc.	35,507
2,045	Evoqua Water Technologies Co.*	101,677
2,677	Federal Signal Corp.	145,120
4,041	Flowserve Corp.	137,394
7,805	Fortive Corp.	532,067
1,334	Franklin Electric Co., Inc.	125,529
10,083	Gates Industrial Corp. plc*	140,053
889	Gencor Industries, Inc.*	13,664

Shares		Value
Common Stocks, continued
Machinery, continued
606	Gorman-Rupp Co. (The)	$15,150
3,686	Graco, Inc.	269,115
650	Helios Technologies, Inc.	42,510
2,088	Hillenbrand, Inc.	99,243
490	Hurco Cos., Inc.	12,407
896	Hyster-Yale Materials Handling, Inc., Class A	44,701
1,133	IDEX Corp.	261,757
5,499	Illinois Tool Works, Inc.	1,338,732
8,948	Ingersoll-Rand, Inc.	520,595
3,908	ITT, Inc.	337,260
757	John Bean Technologies Corp.	82,732
528	Kadant, Inc.	110,099
4,685	Kennametal, Inc.	129,212
787	L.B. Foster Co., Class A*	9,035
2,617	Lincoln Electric Holdings, Inc.	442,535
221	Lindsay Corp.	33,400
1,300	Luxfer Holdings plc	21,970
1,213	Manitex International, Inc.*	6,320
2,529	Manitowoc Co., Inc. (The)*	43,221
2,534	Middleby Corp. (The)*	371,510
3,769	Mueller Industries, Inc.	276,946
8,698	Mueller Water Products, Inc., Class A	121,250
1,258	NN, Inc.*	1,346
1,719	Nordson Corp.	382,065
158	Omega Flex, Inc.	17,607
1,463	Oshkosh Corp.	121,692
8,928	Otis Worldwide Corp.	753,523
13,672	PACCAR, Inc.	1,000,790
1,747	Parker-Hannifin Corp.	587,184
1,058	Park-Ohio Holdings Corp.	12,781
7,775	Pentair PLC	429,724
1,666	Proto Labs, Inc.*	55,228
440	RBC Bearings, Inc.*	102,401
3,787	REV Group, Inc.	45,406
612	Shyft Group, Inc. (The)	13,923
745	Snap-On, Inc.	183,933
1,832	SPX Technologies, Inc.*	129,303
340	Standex International Corp.	41,630
4,046	Stanley Black & Decker, Inc.	326,027
537	Tennant Co.	36,801
3,718	Terex Corp.	179,877
2,100	The Greenbrier Cos., Inc.	67,557
2,371	Timken Co.	193,758
3,046	Titan International, Inc.*	31,922
2,821	Toro Co. (The)	313,582
4,719	Trinity Industries, Inc.	114,955
1,510	Wabash National Corp.	37,131
615	Watts Water Technologies, Inc., Class A	103,517
4,768	Westinghouse Air Brake Technologies Corp.	481,854
3,788	Xylem, Inc.	396,604

		20,798,888

Marine Transportation (0.1%):
3,979	Costamare, Inc.	37,442
1,219	Eagle Bulk Shipping, Inc.	55,465
147	Eneti, Inc.	1,374
1,300	Genco Shipping & Trading, Ltd.	20,358
2,793	Kirby Corp.*	194,672
2,141	Matson, Inc.	127,754

		437,065

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Media (1.5%):
17,563	Altice USA, Inc., Class A*	$60,065
1,413	AMC Networks, Inc., Class A*	24,841
1,200	Boston Omaha Corp., Class A*	28,404
383	Cable One, Inc.	268,866
3,081	Charter Communications, Inc., Class A*	1,101,796
137,449	Comcast Corp., Class A	5,210,692
2,952	comScore, Inc.*	3,631
367	DallasNews Corp.	1,622
12,719	DISH Network Corp., Class A*	118,668
2,931	E.W. Scripps Co. (The), Class A*	27,581
4,792	Entravision Communications Corp., Class A	28,992
8,722	Fox Corp., Class A	296,984
5,999	Fox Corp., Class B	187,829
7,573	Gannett Co, Inc.*	14,161
7,897	Gray Television, Inc.	68,862
5,411	iHeartMedia, Inc., Class A*	21,103
2,014	Integral Ad Science Holding Corp.*	28,740
14,602	Interpublic Group of Cos., Inc. (The)	543,778
1,162	John Wiley & Sons, Inc., Class A	45,051
192	John Wiley & Sons, Inc., Class B	7,329
334	Liberty Broadband Corp., Class A*	27,428
3,341	Liberty Broadband Corp., Class C*	272,960
9,922	Liberty Media Corp.-Liberty SiriusXM, Class C*	277,717
4,454	Liberty Media Corp-Liberty SiriusXM, Class A*	125,113
8,352	Magnite, Inc.*	77,340
131	Marchex, Inc., Class B*	238
5,563	New York Times Co. (The), Class A	216,289
17,358	News Corp., Class A	299,773
8,773	News Corp., Class B	152,913
2,735	Nexstar Media Group, Inc.	472,225
7,908	Omnicom Group, Inc.	746,041
445	Paramount Global, Class A^	11,499
16,169	Paramount Global, Class B^	360,730
1,526	Quotient Technology, Inc.*	5,005
1,353	Scholastic Corp.	46,300
1,768	Sinclair Broadcast Group, Inc., Class A	30,339
26,359	Sirius XM Holdings, Inc.	104,645
7,339	Stagwell, Inc.*	54,455
1,890	TechTarget, Inc.*	68,267
7,839	TEGNA, Inc.	132,557
5,917	The Trade Desk, Inc., Class A*	360,404
1,103	Thryv Holdings, Inc.*	25,435
5,104	WideOpenWest, Inc.*	54,256

		12,010,924

Metals & Mining (1.2%):
12,202	Alcoa Corp.	519,317
895	Alpha Metallurgical Resources, Inc.	139,620
799	Ampco-Pittsburgh Corp.*	1,958
3,002	Arconic Corp.*	78,742
759	Ascent Industries Co.*	6,937
5,393	ATI, Inc.*	212,808
1,638	Carpenter Technology Corp.	73,317
7,172	Century Aluminum Co.*	71,720
35,219	Cleveland-Cliffs, Inc.*	645,564
5,449	Coeur Mining, Inc.*	21,742
7,303	Commercial Metals Co.	357,117
2,118	Compass Minerals International, Inc.	72,626
13,361	Ferroglobe plc*	66,003
841	Fortitude Gold Corp.	5,996

Shares		Value
Common Stocks, continued
Metals & Mining, continued
30,089	Freeport-McMoRan, Inc.	$1,230,941
2,945	Gold Resource Corp.	3,092
943	Haynes International, Inc.	47,235
22,580	Hecla Mining Co.	142,931
151	Kaiser Aluminum Corp.	11,269
1,111	Materion Corp.	128,876
1,230	McEwen Mining, Inc.*	10,418
8,393	MP Materials Corp.*	236,599
22,444	Newmont Corp.	1,100,205
6,812	Nucor Corp.	1,052,250
700	Olympic Steel, Inc.	36,547
2,230	Reliance Steel & Aluminum Co.	572,530
2,908	Royal Gold, Inc.	377,197
1,500	Ryerson Holding Corp.	54,570
1,365	Schnitzer Steel Industries, Inc., Class A	42,451
1,868	Southern Copper Corp.	142,435
8,979	Steel Dynamics, Inc.	1,015,166
3,673	SunCoke Energy, Inc.	32,984
2,052	TimkenSteel Corp.*	37,634
15,544	United States Steel Corp.	405,698
548	Universal Stainless & Alloy Products, Inc.*	5,124
1,489	Warrior Met Coal, Inc.	54,661
1,732	Worthington Industries, Inc.	111,974

		9,126,254

Multi-Utilities (0.7%):
5,657	Ameren Corp.	488,708
3,250	Avista Corp.	137,963
2,734	Black Hills Corp.	172,515
13,587	CenterPoint Energy, Inc.	400,273
6,288	CMS Energy Corp.	385,957
3,188	Consolidated Edison, Inc.	304,996
12,194	Dominion Energy, Inc.	681,767
4,440	DTE Energy Co.	486,358
8,905	NiSource, Inc.	248,984
2,336	NorthWestern Corp.	135,161
10,083	Public Service Enterprise Group, Inc.	629,683
5,176	Sempra Energy	782,404
305	Unitil Corp.	17,397
6,376	WEC Energy Group, Inc.	604,381

		5,476,547

Oil, Gas & Consumable Fuels (5.8%):
332	Adams Resources & Energy, Inc.	12,755
21,050	Antero Midstream Corp.	220,815
21,868	Antero Resources Corp.*	504,932
4,071	APA Corp.	146,800
1,204	Arch Resources, Inc.	158,278
1,287	Ardmore Shipping Corp.	19,138
6,491	Berry Corp.	50,954
2,994	California Resources Corp.	115,269
4,374	Callon Petroleum Co.*	146,267
600	Centrus Energy Corp., Class A*	19,320
4,898	Cheniere Energy, Inc.	771,925
4,080	Chesapeake Energy Corp.	310,243
40,640	Chevron Corp.	6,630,822
369	Chord Energy Corp.	49,667
795	Civitas Resources, Inc.	54,330
7,534	Clean Energy Fuel Corp.*	32,848
9,676	CNX Resources Corp.*	155,010
19,166	Comstock Resources, Inc.	206,801

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
32,855	ConocoPhillips	$3,259,545
2,466	CONSOL Energy, Inc.	143,694
39,767	Coterra Energy, Inc.	975,882
5,103	CVR Energy, Inc.	167,276
2,204	Delek US Holdings, Inc.	50,582
2,740	Denbury, Inc.*	240,106
34,054	Devon Energy Corp.	1,723,473
8,048	DHT Holdings, Inc.	86,999
10,767	Diamondback Energy, Inc.	1,455,375
58	Dorian LPG, Ltd.	1,157
4,645	DT Midstream, Inc.	229,324
25,752	Enlink Midstream LLC	279,152
13,837	EOG Resources, Inc.	1,586,135
24,533	EQT Corp.	782,848
7,111	Equitrans Midstream Corp.	41,102
77,836	Exxon Mobil Corp.	8,535,496
3,367	Green Plains, Inc.*	104,343
845	Gulfport Energy Corp.*	67,600
5,572	Hess Corp.	737,398
11,760	HF Sinclair Corp.	568,949
2,789	International Seaways, Inc.	116,246
56,965	Kinder Morgan, Inc.	997,457
31,582	Kosmos Energy, Ltd.*	234,970
13,199	Magnolia Oil & Gas Corp., Class A	288,794
13,453	Marathon Oil Corp.	322,334
11,905	Marathon Petroleum Corp.	1,605,151
7,124	Matador Resources Co.	339,459
9,770	Murphy Oil Corp.	361,295
4,420	New Fortress Energy, Inc.	130,081
4,784	Nordic American Tankers, Ltd.	18,945
24,587	Occidental Petroleum Corp.	1,534,966
13,425	ONEOK, Inc.	853,024
13,581	Ovintiv, Inc.	490,002
4,750	PAR Pacific Holdings, Inc.*	138,700
9,576	PBF Energy, Inc., Class A	415,215
6,563	PDC Energy, Inc.	421,213
10,033	Peabody Energy Corp.*	256,845
6,243	Permian Resources Corp.	65,551
10,501	Phillips 66	1,064,591
1,401	PHX Minerals, Inc.	3,671
8,501	Pioneer Natural Resources Co.	1,736,244
6	PrimeEnergy Resources Corp.*	505
17,722	Range Resources Corp.	469,101
787	Ranger Oil Corp.	32,141
1,122	REX American Resources Corp.*	32,078
3,060	Scorpio Tankers, Inc.	172,309
4,935	SFL Corp., Ltd.	46,883
1,508	Sitio Royalties Corp., Class A	34,081
7,642	SM Energy Co.	215,199
42,492	Southwestern Energy Co.*	212,460
3,310	Talos Energy, Inc.*	49,120
2,420	Targa Resources Corp.	176,539
6,407	Teekay Shipping Corp.*	39,595
1,031	Teekay Tankers, Ltd., Class A*	44,261
101	Texas Pacific Land Corp.	171,803
10,006	Valero Energy Corp.	1,396,838
609	Vital Energy, Inc.*	27,734
622	Vitesse Energy, Inc.	11,837
9,330	W&T Offshore, Inc.*	47,396

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
31,950	Williams Cos., Inc.	$954,027
3,599	World Fuel Services Corp.	91,954

		46,263,225

Paper & Forest Products (0.1%):
545	Clearwater Paper Corp.*	18,214
2,520	Glatfelter Corp.	8,039
4,555	Louisiana-Pacific Corp.	246,926
3,875	Mercer International, Inc.	37,878
2,050	Sylvamo Corp.	94,833

		405,890

Passenger Airlines (0.4%):
5,767	Alaska Air Group, Inc.*	241,983
639	Allegiant Travel Co.*	58,775
28,209	American Airlines Group, Inc.*	416,083
1,569	Copa Holdings SA, Class A*	144,897
33,557	Delta Air Lines, Inc.*	1,171,810
2,340	Frontier Group Holdings, Inc.*	23,026
1,057	Hawaiian Holdings, Inc.*	9,682
15,406	JetBlue Airways Corp.*	112,156
1,602	SkyWest, Inc.*	35,516
16,338	Southwest Airlines Co.	531,639
2,445	Spirit Airlines, Inc.	41,981
16,149	United Airlines Holdings, Inc.*	714,593

		3,502,141

Personal Care Products (0.3%):
4,436	BellRing Brands, Inc.*	150,824
34,070	Coty, Inc., Class A*	410,884
2,944	Edgewell Personal Care Co.	124,884
1,926	elf Beauty, Inc.*	158,606
2,298	Herbalife Nutrition, Ltd.*	36,998
1,161	Inter Parfums, Inc.	165,141
654	Medifast, Inc.	67,800
1,236	Natures Sunshine Products, Inc.*	12,620
1,616	Nu Skin Enterprises, Inc., Class A	63,525
3,848	The Estee Lauder Cos., Inc., Class A	948,378
340	United-Guardian, Inc.	3,159
645	Usana Health Sciences, Inc.*	40,570

		2,183,389

Pharmaceuticals (3.4%):
2,030	Aclaris Therapeutics, Inc.*	16,423
2,003	Amphastar Pharmaceuticals, Inc.*	75,113
900	ANI Pharmaceuticals, Inc.*	35,748
300	Arvinas, Inc.*	8,196
42,540	Bristol-Myers Squibb Co.	2,948,447
4,717	Catalent, Inc.*	309,954
4,216	Corcept Therapeutics, Inc.*	91,319
1,468	Cumberland Pharmaceuticals, Inc.*	2,863
1,054	Cymabay Therapeutics, Inc.*	9,191
27,444	Elanco Animal Health, Inc.*	257,974
9,543	Eli Lilly & Co.	3,277,257
2,317	Harmony Biosciences Holdings, Inc.*	75,650
3,292	Innoviva, Inc.*	37,035
837	Intra-Cellular Therapies, Inc.*	45,324
2,090	Jazz Pharmaceuticals plc*	305,830
44,269	Johnson & Johnson	6,861,695
340	Ligand Pharmaceuticals, Inc.*	25,010
51,455	Merck & Co., Inc.	5,474,297
3,567	Nektar Therapeutics*	2,507

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
11,020	Organon & Co.	$259,190
1,467	Pacira BioSciences, Inc.*	59,868
5,568	Perrigo Co. plc	199,724
106,453	Pfizer, Inc.	4,343,282
793	Phibro Animal Health Corp., Class A	12,149
1,580	Prestige Consumer Healthcare, Inc.*	98,955
8,865	Royalty Pharma plc, Class A	319,406
2,134	SIGA Technologies, Inc.	12,271
3,089	Supernus Pharmaceuticals, Inc.*	111,915
923	Taro Pharmaceutical Industries, Ltd.*	22,447
14,776	Viatris, Inc.	142,145
9,619	Zoetis, Inc.	1,600,986

		27,042,171

Professional Services (0.8%):
11,903	Alight, Inc., Class A*	109,627
1,184	ASGN, Inc.*	97,881
494	Barrett Business Services, Inc.	43,788
3,527	Booz Allen Hamilton Holding Corp.	326,918
469	CACI International, Inc., Class A*	138,955
2,664	CBIZ, Inc.*	131,841
2,143	Clarivate plc*	20,123
6,796	CoStar Group, Inc.*	467,905
456	CRA International, Inc.	49,166
10,835	Dun & Bradstreet Holdings, Inc.	127,203
3,465	Equifax, Inc.	702,841
715	Exponent, Inc.	71,278
5,623	First Advantage Corp.*	78,497
825	Forrester Research, Inc.*	26,689
723	FTI Consulting, Inc.*	142,684
421	Heidrick & Struggles International, Inc.	12,782
660	Huron Consulting Group, Inc.*	53,044
800	ICF International, Inc.	87,760
614	Insperity, Inc.	74,632
2,800	Jacobs Solutions, Inc.	329,028
5,794	KBR, Inc.	318,960
1,042	Kelly Services, Inc., Class A	17,287
1,395	Kforce, Inc.	88,220
1,797	Korn Ferry	92,977
2,680	Leidos Holdings, Inc.	246,721
1,891	ManpowerGroup, Inc.	156,064
659	Mistras Group, Inc.*	4,468
2,125	Resources Connection, Inc.	36,252
5,874	Robert Half International, Inc.	473,268
1,300	Science Applications International Corp.	139,698
6,582	SS&C Technologies Holdings, Inc.	371,685
4,915	TransUnion	305,418
2,461	TriNet Group, Inc.*	198,381
1,029	TrueBlue, Inc.*	18,316
4,143	Verisk Analytics, Inc.	794,876
633	Willdan Group, Inc.*	9,887

		6,365,120

Real Estate Management & Development (0.2%):
6,977	CBRE Group, Inc., Class A*	507,995
15,717	Cushman & Wakefield plc*	165,657
1,549	Douglas Elliman, Inc.	4,817
1,163	eXp World Holdings, Inc.	14,759
279	Forestar Group, Inc.*	4,341
232	FRP Holdings, Inc.*	13,428
1,569	Howard Hughes Corp. (The)*	125,520

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
1,776	Jones Lang LaSalle, Inc.*	$258,390
7,959	Kennedy-Wilson Holdings, Inc.	132,040
2,533	Marcus & Millichap, Inc.	81,335
10,029	Newmark Group, Inc.	71,005
997	Rafael Holdings, Inc., Class B*	1,545
910	RE/MAX Holdings, Inc., Class A	17,072
3,814	Realogy Holdings Corp.*	20,138
1,447	Tejon Ranch Co.*	26,437
357	The RMR Group, Inc., Class A	9,368
1,857	The St Joe Co.	77,270
1,463	Zillow Group, Inc., Class A*	63,933
7,517	Zillow Group, Inc., Class C*	334,281

		1,929,331

Semiconductors & Semiconductor Equipment (5.3%):
17,619	Advanced Micro Devices, Inc.*	1,726,838
5,662	Allegro MicroSystems, Inc.*	271,719
1,120	Alpha & Omega Semiconductor, Ltd.*	30,184
1,283	Ambarella, Inc.*	99,330
15,177	Amkor Technology, Inc.	394,906
8,536	Analog Devices, Inc.	1,683,470
16,123	Applied Materials, Inc.	1,980,388
1,575	Axcelis Technologies, Inc.*	209,869
1,701	AXT, Inc.*	6,770
6,176	Broadcom, Inc.	3,962,151
437	CEVA, Inc.*	13,298
2,615	Cirrus Logic, Inc.*	286,029
2,261	Cohu, Inc.*	86,800
1,551	Diodes, Inc.*	143,871
3,086	Enphase Energy, Inc.*	648,924
1,826	Entegris, Inc.	149,750
2,177	First Solar, Inc.*	473,497
3,423	FormFactor, Inc.*	109,023
1,314	GSI Technology, Inc.*	2,260
948	Ichor Holdings, Ltd.*	31,037
62,799	Intel Corp.	2,051,643
2,882	KLA Corp.	1,150,408
2,536	Kulicke & Soffa Industries, Inc.	133,622
3,620	Lam Research Corp.	1,919,034
2,460	Lattice Semiconductor Corp.*	234,930
2,876	MACOM Technology Solutions Holdings, Inc.*	203,736
19,039	Marvell Technology, Inc.	824,389
2,503	MaxLinear, Inc., Class A*	88,131
10,451	Microchip Technology, Inc.	875,585
24,152	Micron Technology, Inc.	1,457,332
3,007	MKS Instruments, Inc.	266,480
565	Monolithic Power Systems, Inc.	282,805
150	NVE Corp.	12,448
22,024	NVIDIA Corp.	6,117,606
4,964	NXP Semiconductors NV	925,662
16,852	ON Semiconductor Corp.*	1,387,257
2,020	Onto Innovation, Inc.*	177,518
1,438	PDF Solutions, Inc.*	60,971
2,358	Photronics, Inc.*	39,096
2,400	Power Integrations, Inc.	203,136
4,727	Qorvo, Inc.*	480,121
31,305	Qualcomm, Inc.	3,993,892
3,254	Rambus, Inc.*	166,800
1,305	Semtech Corp.*	31,503
656	Silicon Laboratories, Inc.*	114,859

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
5,222	Skyworks Solutions, Inc.	$616,092
1,050	SMART Global Holdings, Inc.*	18,102
744	SolarEdge Technologies, Inc.*	226,139
834	Synaptics, Inc.*	92,699
4,230	Teradyne, Inc.	454,767
23,202	Texas Instruments, Inc.	4,315,804
1,251	Ultra Clean Holdings, Inc.*	41,483
1,085	Universal Display Corp.	168,316
1,442	Veeco Instruments, Inc.*	30,469
2,493	Wolfspeed, Inc.*	161,920

		41,634,869

Software (6.3%):
2,814	A10 Networks, Inc.	43,589
5,558	ACI Worldwide, Inc.*	149,955
4,656	Adeia, Inc.	41,252
3,583	Adobe, Inc.*	1,380,781
436	Agilysys, Inc.*	35,974
695	Alarm.com Holdings, Inc.*	34,945
583	Altair Engineering, Inc.*	42,040
1,009	American Software, Inc., Class A	12,723
1,210	ANSYS, Inc.*	402,688
591	Aspen Technology, Inc.*	135,262
810	Atlassian Corp., Class A*	138,648
4,390	Autodesk, Inc.*	913,822
6,202	AvidXchange Holdings, Inc.*	48,376
2,272	Aware, Inc.*	3,862
5,443	Bentley Systems, Inc., Class B	233,995
2,496	BILL Holdings, Inc.*	202,525
2,534	Black Knight, Inc.*	145,857
2,195	Blackbaud, Inc.*	152,113
6,172	Box, Inc.*	165,348
4,147	Cadence Design Systems, Inc.*	871,243
2,772	Cerence, Inc.*	77,865
4,685	Ceridian HCM Holding, Inc.*	343,036
1,830	Cognyte Software, Ltd.*	6,204
1,407	CommVault Systems, Inc.*	79,833
4,325	Confluent, Inc., Class A*	104,103
491	Consensus Cloud Solutions, Inc.*	16,738
1,921	Crowdstrike Holdings, Inc., Class A*	263,676
2,534	Datadog, Inc., Class A*	184,120
3,037	DocuSign, Inc.*	177,057
2,077	Dolby Laboratories, Inc., Class A	177,417
4,165	DoubleVerify Holdings, Inc.*	125,575
11,950	Dropbox, Inc., Class A*	258,359
3,831	Dynatrace, Inc.*	162,051
2,146	E2open Parent Holdings, Inc.*	12,490
1,380	Ebix, Inc.	18,202
3,059	EngageSmart, Inc.*	58,886
1,707	Envestnet, Inc.*	100,150
429	Everbridge, Inc.*	14,873
237	Fair Isaac Corp.*	166,538
10,912	Fortinet, Inc.*	725,212
5,936	Freshworks, Inc., Class A*	91,177
26,252	Gen Digital, Inc.	450,484
2,480	Guidewire Software, Inc.*	203,484
425	HubSpot, Inc.*	182,219
1,949	Informatica, Inc., Class A*	31,964
1,354	InterDigital, Inc.	98,707
2,969	Intuit, Inc.	1,323,669

Shares		Value
Common Stocks, continued
Software, continued
3,554	Jamf Holding Corp.*	$69,019
3,557	JFrog, Ltd.*	70,073
3,815	LiveRamp Holdings, Inc.*	83,663
1,888	Manhattan Associates, Inc.*	292,357
99,052	Microsoft Corp.	28,556,692
4,817	N-able, Inc.*	63,584
9,235	NCR Corp.*	217,854
3,994	Olo, Inc., Class A*	32,591
879	OneSpan, Inc.*	15,383
26,522	Oracle Corp.	2,464,424
35,970	Palantir Technologies, Inc., Class A*	303,946
4,318	Palo Alto Networks, Inc.*	862,477
1,083	Paycom Software, Inc.*	329,243
1,183	Paylocity Holding Corp.*	235,157
1,540	Procore Technologies, Inc.*	96,450
1,843	Progress Software Corp.	105,880
2,485	PTC, Inc.*	318,652
389	Q2 Holdings, Inc.*	9,577
482	Qualys, Inc.*	62,670
468	Roper Technologies, Inc.	206,243
10,774	Salesforce, Inc.*	2,152,430
1,200	Sapiens International Corp. NV	26,064
1,087	ServiceNow, Inc.*	505,151
5,655	SolarWinds Corp.*	48,633
3,521	Splunk, Inc.*	337,593
347	SPS Commerce, Inc.*	52,848
2,279	Synchronoss Technologies, Inc.*	2,142
1,635	Synopsys, Inc.*	631,519
3,307	Teradata Corp.*	133,206
753	Tyler Technologies, Inc.*	267,044
537	Unity Software, Inc.*	17,420
1,022	Verint Systems, Inc.*	38,059
1,088	Vertex, Inc., Class A*	22,511
1,567	VMware, Inc., Class A*	195,640
1,378	Workday, Inc., Class A*	284,612
1,862	Xperi, Inc.*	20,352
2,885	Zoom Video Communications, Inc., Class A*	213,028
1,188	Zscaler, Inc.*	138,794

		50,092,068

Specialty Retail (2.2%):
893	1-800-Flowers.com, Inc., Class A*	10,270
1,093	Aaron’s Co., Inc. (The)	10,558
2,382	Abercrombie & Fitch Co., Class A*	66,100
5,162	Academy Sports & Outdoors, Inc.	336,820
3,501	Advance Auto Parts, Inc.	425,757
10,666	American Eagle Outfitters, Inc.	143,351
200	America’s Car-Mart, Inc.*	15,842
793	Asbury Automotive Group, Inc.*	166,530
2,911	AutoNation, Inc.*	391,122
34	AutoZone, Inc.*	83,577
3,164	Barnes & Noble Education, Inc.*	4,809
6,125	Bath & Body Works, Inc.	224,053
9,940	Best Buy Co., Inc.	778,004
1,657	Big 5 Sporting Goods Corp.	12,742
969	Boot Barn Holdings, Inc.*	74,264
583	Build-A-Bear Workshop, Inc.	13,549
1,747	Burlington Stores, Inc.*	353,069
2,280	Caleres, Inc.	49,316
7,179	CarMax, Inc.*	461,466

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
1,987	Cato Corp., Class A	$17,565
1,979	Chewy, Inc., Class A*	73,975
7,822	Chico’s FAS, Inc.*	43,021
566	Citi Trends, Inc.*	10,765
1,572	Conn’s, Inc.*	9,526
3,425	Designer Brands, Inc., Class A	29,935
3,630	Destination XL Group, Inc.*	20,001
2,689	Dick’s Sporting Goods, Inc.	381,542
1,082	Five Below, Inc.*	222,860
3,631	Floor & Decor Holdings, Inc., Class A*	356,637
5,197	Foot Locker, Inc.	206,269
20,327	Gap, Inc. (The)	204,083
435	Genesco, Inc.*	16,043
630	Group 1 Automotive, Inc.	142,645
2,846	Guess?, Inc.	55,383
583	Haverty Furniture Cos., Inc.	18,604
499	Hibbett, Inc.	29,431
7,794	Home Depot, Inc. (The)	2,300,165
1,642	Lands’ End, Inc.*	15,960
7,985	Leslie’s, Inc.*	87,915
1,881	Lithia Motors, Inc.	430,617
8,864	Lowe’s Cos., Inc.	1,772,534
527	MarineMax, Inc.*	15,151
1,792	Monro, Inc.	88,579
451	Murphy U.S.A., Inc.	116,381
4,509	National Vision Holdings, Inc.*	84,950
2,592	ODP Corp. (The)*	116,588
1,014	O’Reilly Automotive, Inc.*	860,866
2,891	Penske Automotive Group, Inc.	409,973
11,500	Petco Health & Wellness Co., Inc.*	103,500
588	PetMed Express, Inc.	9,549
1,458	Revolve Group, Inc.*	38,345
58	RH*	14,126
7,784	Ross Stores, Inc.	826,116
6,562	Sally Beauty Holdings, Inc.*	102,236
1,200	Shoe Carnival, Inc.	30,780
3,126	Signet Jewelers, Ltd.	243,140
472	Sleep Number Corp.*	14,354
844	Sonic Automotive, Inc., Class A	45,863
1,606	Sportsman’s Warehouse Holdings, Inc.*	13,619
4,730	Stitch Fix, Inc., Class A*	24,170
2,908	The Buckle, Inc.	103,787
501	The Children’s Place, Inc.*	20,165
854	Tilly’s, Inc.*	6,584
18,326	TJX Cos., Inc. (The)	1,436,025
3,634	Tractor Supply Co.	854,135
1,363	Ulta Beauty, Inc.*	743,748
3,729	Upbound Group, Inc.	91,398
5,247	Urban Outfitters, Inc.*	145,447
4,115	Victoria’s Secret & Co.*	140,527
1,804	Williams-Sonoma, Inc.	219,475
75	Winmark Corp.	24,032
729	Zumiez, Inc.*	13,443

		17,023,727

Technology Hardware, Storage & Peripherals (5.4%):
241,082	Apple, Inc.	39,754,422
728	AstroNova, Inc.*	10,258
1,682	Avid Technology, Inc.*	53,790
1,091	Corsair Gaming, Inc.*	20,020

Shares		Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
5,212	Dell Technologies, Inc., Class C	$209,575
34,358	Hewlett Packard Enterprise Co.	547,323
19,762	HP, Inc.	580,015
7,086	NetApp, Inc.	452,441
7,340	Pure Storage, Inc., Class A*	187,243
4,442	Seagate Technology Holdings plc	293,705
3,380	Stratasys, Ltd.*	55,871
2,962	Super Micro Computer, Inc.*	315,601
8,467	Western Digital Corp.*	318,952
8,831	Xerox Holdings Corp.	135,997

		42,935,213

Textiles, Apparel & Luxury Goods (1.1%):
8,154	Capri Holdings, Ltd.*	383,238
2,487	Carter’s, Inc.	178,865
2,680	Columbia Sportswear Co.	241,843
3,185	Crocs, Inc.*	402,711
810	Culp, Inc.	4,212
1,277	Deckers Outdoor Corp.*	574,075
1,494	Fossil Group, Inc.*	4,781
2,480	G-III Apparel Group, Ltd.*	38,564
16,912	Hanesbrands, Inc.	88,957
2,195	Kontoor Brands, Inc.	106,216
5,738	Levi Strauss & Co.	104,604
3,307	Lululemon Athletica, Inc.*	1,204,376
1,088	Movado Group, Inc.	31,302
22,610	NIKE, Inc., Class B	2,772,890
1,020	Oxford Industries, Inc.	107,702
3,529	PVH Corp.	314,646
2,424	Ralph Lauren Corp.	282,808
570	Rocky Brands, Inc.	13,150
6,081	Skechers U.S.A., Inc., Class A*	288,969
4,232	Steven Madden, Ltd.	152,352
700	Superior Group of Cos., Inc.	5,509
15,312	Tapestry, Inc.	660,100
10,508	Under Armour, Inc., Class A*	99,721
12,274	Under Armour, Inc., Class C*	104,697
1,027	Unifi, Inc.*	8,391
802	Vera Bradley, Inc.*	4,804
22,938	VF Corp.	525,510
4,439	Wolverine World Wide, Inc.	75,685

		8,780,678

Tobacco (0.5%):
29,251	Altria Group, Inc.	1,305,180
23,563	Philip Morris International, Inc.	2,291,502
1,286	Universal Corp.	68,016
7,266	Vector Group, Ltd.	87,265

		3,751,963

Trading Companies & Distributors (0.9%):
5,434	Air Lease Corp.	213,937
1,661	Applied Industrial Technologies, Inc.	236,078
4,247	Beacon Roofing Supply, Inc.*	249,936
424	BlueLinx Holdings, Inc.*	28,815
1,071	Boise Cascade Co.	67,741
4,200	Core & Main, Inc., Class A*	97,020
644	DXP Enterprises, Inc.*	17,336
15,443	Fastenal Co.	832,995
1,483	GATX Corp.	163,160
977	Global Industrial Co.	26,223

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,243	GMS, Inc.*	$71,957
1,547	H&E Equipment Services, Inc.	68,424
2,005	Herc Holdings, Inc.	228,370
2,780	Hudson Technologies, Inc.*	24,269
730	McGrath Rentcorp	68,116
2,381	MRC Global, Inc.*	23,143
1,669	MSC Industrial Direct Co., Inc.	140,196
6,303	NOW, Inc.*	70,278
2,504	Rush Enterprises, Inc., Class A	136,718
365	Rush Enterprises, Inc., Class B	21,860
1,560	SiteOne Landscape Supply, Inc.*	213,517
2,757	Textainer Group Holdings, Ltd.	88,527
1,803	Titan Machinery, Inc.*	54,901
173	Transcat, Inc.*	15,464
3,921	Triton International, Ltd.	247,886
3,630	United Rentals, Inc.	1,436,609
10,558	Univar Solutions, Inc.*	369,847
947	Veritiv Corp.	127,978
1,345	W.W. Grainger, Inc.	926,449
1,000	Watsco, Inc.	318,160
84	Watsco, Inc., Class B	26,415
1,596	WESCO International, Inc.	246,646

		6,858,971

Water Utilities (0.1%):
830	American States Water Co.	73,779
3,916	American Water Works Co., Inc.	573,655
491	Artesian Resources Corp.	27,182
2,255	California Water Service Group	131,241
5,702	Essential Utilities, Inc.	248,892
355	Middlesex Water Co.	27,733
669	Pure Cycle Corp.*	6,322
626	SJW Group	47,657
372	York Water Co. (The)	16,628

		1,153,089

Wireless Telecommunication Services (0.2%):
5,179	Gogo, Inc.*	75,096
1,333	Shenandoah Telecommunications Co.	25,354
1,649	Spok Holdings, Inc.	16,704
7,440	Telephone and Data Systems, Inc.	78,194
11,609	T-Mobile US, Inc.*	1,681,448

Shares		Value
Common Stocks, continued
Wireless Telecommunication Services, continued
1,151	United States Cellular Corp.*	$23,860

		1,900,656

Total Common Stocks (Cost $628,360,153)		789,556,068

Preferred Stock (0.0%†):
Trading Companies & Distributors (0.0%†):
1,076	WESCO International, Inc., Series A, 10.63%	29,170

Total Preferred Stock (Cost $28,514)		29,170

Rights (0.0%†):
Biotechnology (0.0%†):
3,743	Achillion Pharm CVR, Expires on 1/29/49*	5,353

Health Care Equipment & Supplies (0.0%†):
278	ABIOMED, Inc. CVR, Expires on 1/2/26*	284

Oil, Gas & Consumable Fuels (0.0%†):
2,344	Resolute Fst CVR, Expires on 1/1/26*	3,328

Trading Companies & Distributors (0.0%†):
79	Communications Systems I CVR, Expires on 1/1/29*	349

Total Rights (Cost $–)		9,314

Principal Amount
Short-Term Security Held as Collateral for Securities on Loan (0.0%†):
199,862	BlackRock Liquidity FedFund, Institutional Class , 2.54%(b)(c)	199,862

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $199,862)		199,862

Shares
Unaffiliated Investment Company (0.3%):
Money Markets (0.3%):
2,238,759	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.43%(c)	2,238,759

Total Unaffiliated Investment Company (Cost $2,238,759)		2,238,759

Total Investment Securities
(Cost $630,827,287) — 100.1%		792,033,173
Net other assets (liabilities) — (0.1)%		(876,031)

Net Assets — 100.0%		$791,157,142

Percentages indicated are based on net assets as of March 31, 2023

CVR - Contingency	Valued Rights

^	This security or a partial position of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $203,057.
†	Represents less than 0.05%.
*	Non-income producing security.
(a)	Security was valued using unobservable inputs as of March 31, 2023.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(c)	The rate represents the effective yield at March 31, 2023.

Amounts shown as “—” are either 0 or round to less than 1.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks (99.7%):

Aerospace & Defense (1.5%):
4,457	AAR Corp.*	$243,129
5,037	Aerojet Rocketdyne Holdings, Inc.*	282,928
2,635	AeroVironment, Inc.*	241,524
5,534	Astronics Corp.*	73,934
392	Astronics Corp., Class B*	4,312
9,047	BWX Technologies, Inc.	570,323
1,515	Curtiss-Wright Corp.	267,034
1,538	Ducommun, Inc.*	84,144
4,744	Hexcel Corp.	323,778
3,376	Innovative Solutions & Support, Inc.	24,780
2,977	Kaman Corp., Class A	68,054
12,407	Kratos Defense & Security Solutions, Inc.*	167,246
1,825	Maxar Technologies, Inc.	93,185
2,680	Mercury Systems, Inc.*	137,002
3,061	Moog, Inc., Class A	308,396
984	National Presto Industries, Inc.	70,937
5,428	Park Aerospace Corp., Class C	73,007
4,030	Parsons Corp.*	180,302
966	Triumph Group, Inc.*	11,196
759	V2X, Inc.*	30,147
682	Woodward, Inc.	66,406

		3,321,764

Air Freight & Logistics (0.4%):
738	Air T, Inc.	17,860
8,063	Air Transport Services Group, Inc.*	167,952
2,622	Forward Air Corp.	282,547
1,052	GXO Logistics, Inc.*	53,084
3,378	Hub Group, Inc., Class A*	283,549
10,253	Radiant Logistics, Inc.*	67,260

		872,252

Automobile Components (1.9%):
9,203	Adient plc*	376,955
12,836	American Axle & Manufacturing Holdings, Inc.*	100,249
151	Autoliv, Inc.	14,097
2,031	Cooper-Standard Holdings, Inc.*	28,921
15,253	Dana, Inc.	229,558
3,131	Dorman Products, Inc.	270,080
4,077	Fox Factory Holding Corp.*	494,826
570	Gentex Corp.	15,977
3,709	Gentherm, Inc.*	224,098
29,434	Goodyear Tire & Rubber Co. (The)*	324,363
7,274	Harley-Davidson, Inc.	276,194
2,637	LCI Industries	289,727
8,291	Modine Manufacturing Co.*	191,108
4,433	Motorcar Parts of America, Inc.*	32,982
1,849	Patrick Industries, Inc.	127,230
2,719	Standard Motor Products, Inc.	100,358
3,353	Stoneridge, Inc.*	62,701
2,799	Thor Industries, Inc.	222,912
2,880	Visteon Corp.*	451,670
2,959	Winnebago Industries, Inc.	170,734
878	XPEL, Inc.*	59,660

		4,064,400

Banks (9.9%):
2,374	1st Source Corp.	102,438
410	ACNB Corp.	13,345
600	Amalgamated Financial Corp.	10,614

Shares		Value
Common Stocks, continued

Banks, continued
2,183	Amerant Bancorp, Inc.	$47,502
939	American National Bankshares, Inc.	29,766
7,949	Ameris Bancorp	290,774
2,317	Ames National Corp.	48,194
1,825	Arrow Financial Corp.	45,461
7,815	Associated Banc-Corp.	140,514
3,770	Atlantic Union Bankshares Corp.	132,138
13	Auburn National Bancorp, Inc.	295
3,446	Axos Financial, Inc.*	127,226
5,753	Banc of California, Inc.	72,085
2,869	BancFirst Corp.	238,414
3,525	Bancorp, Inc. (The)*	98,171
4,823	Bank of Hawaii Corp.	251,182
2,100	Bank of Marin Bancorp	45,969
2,482	Bank of NT Butterfield & Son, Ltd. (The)	67,014
485	Bank of South Carolina Corp.	7,673
14,561	Bank OZK	497,986
2,838	BankFinancial Corp.	24,832
9,751	BankUnited, Inc.	220,178
1,859	Banner Corp.	101,074
872	Bar Harbor Bankshares	23,064
2,544	Baycom Corp.	43,452
595	BCB Bancorp, Inc.	7,812
4,593	Berkshire Hills Bancorp, Inc.	115,101
2,284	Blue Foundry Bancorp*	21,744
3,085	BOK Financial Corp.	260,405
2,024	Bridgewater Bancshares, Inc.*	21,940
5,008	Brookline Bancorp, Inc.	52,584
667	Business First Bancshares, Inc.	11,426
2,546	Byline BanCorp, Inc.	55,045
227	C&F Financial Corp.	11,738
20,744	Cadence Bank	430,645
436	Cambridge Bancorp	28,257
2,138	Camden National Corp.	77,374
2,618	Capital City Bank Group, Inc.	76,734
7,770	Capitol Federal Financial, Inc.	52,292
700	Capstar Financial Holdings, Inc.	10,605
8,271	Cathay General Bancorp	285,515
1,822	Central Pacific Financial Corp.	32,614
1,934	Central Valley Community Bancorp	39,802
668	Chemung Financial Corp.	27,722
2,723	Citizens & Northern Corp.	58,218
280	Citizens Community Bancorp, Inc.	2,971
718	Citizens Holding Co.	8,673
1,571	City Holding Co.	142,772
822	Civista Bancshares, Inc.	13,875
2,204	CNB Financial Corp.	42,317
271	Coastal Financial Corp.*	9,759
85	Codorus Valley Bancorp, Inc.	1,764
56	Colony Bankcorp, Inc.	571
23,726	Columbia Banking System, Inc.	508,211
9,398	Columbia Financial, Inc.*	171,795
2,562	Community Bank System, Inc.	134,479
2,700	Community Trust Bancorp, Inc.	102,465
525	Community West Bancshares	6,641
5,427	ConnectOne Bancorp, Inc.	95,949
4,772	CrossFirst Bankshares, Inc.*	50,011
3,496	Customers Bancorp, Inc.*	64,746
6,743	CVB Financial Corp.	112,473

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Banks, continued
2,220	Dime Community Bancshares, Inc.	$50,438
609	Eagle Bancorp Montana, Inc.	8,593
3,312	Eagle Bancorp, Inc.	110,853
2,687	Eastern Bankshares, Inc.	33,910
759	Enterprise Bancorp, Inc.	23,878
2,149	Enterprise Financial Services Corp.	95,824
1,888	Equity Bancshares, Inc.	46,011
1,537	ESSA Bancorp, Inc.	24,162
1,156	Evans Bancorp, Inc.	38,801
34,418	F.N.B. Corp.	399,249
2,582	Farmers National Banc Corp.	32,636
2,391	FB Financial Corp.	74,312
2,566	Financial Institutions, Inc.	49,472
22,168	First BanCorp	253,159
1,555	First Bancorp, Inc. (The)	40,259
3,627	First Bancorp/Southern Pines NC	128,831
3,288	First Bancshares, Inc. (The)	84,929
5,592	First Busey Corp.	113,741
1,453	First Business Financial Services, Inc.	44,331
242	First Capital, Inc.	6,207
4,622	First Commonwealth Financial Corp.	57,451
2,238	First Community Bankshares	56,062
9,894	First Financial Bancorp	215,392
5,933	First Financial Bankshares, Inc.	189,263
1,672	First Financial Corp.	62,667
1,717	First Financial Northwest, Inc.	21,926
2,543	First Foundation, Inc.	18,945
6,483	First Hawaiian, Inc.	133,744
402	First Internet BanCorp	6,693
9,316	First Interstate BancSystem, Inc., Class A	278,176
2,751	First Merchants Corp.	90,645
720	First Mid Bancshares, Inc.	19,598
2,923	First of Long Island Corp. (The)	39,460
84	First Savings Financial Group, Inc.	1,352
234	First United Corp.	3,945
908	First US Bancshares, Inc.	6,792
1,446	Five Star Bancorp	30,858
3,754	Flushing Financial Corp.	55,897
1,506	FS Bancorp, Inc.	45,195
19,649	Fulton Financial Corp.	271,549
2,039	German American Bancorp, Inc.	68,041
11,466	Glacier Bancorp, Inc.	481,687
1,038	Great Southern Bancorp, Inc.	52,606
440	Guaranty Bancshares, Inc.	12,263
9,524	Hancock Whitney Corp.	346,674
3,857	Hanmi Financial Corp.	71,624
7,681	HarborOne Bancorp, Inc.	93,708
44	Hawthorn Bancshares, Inc.	1,028
1,822	HBT Financial, Inc.	35,930
4,161	Heartland Financial USA, Inc.	159,616
4,560	Heritage Financial Corp.	97,584
4,406	Hertiage Commerce Corp.	36,702
4,106	Hilltop Holdings, Inc.	121,825
150	Hingham Institution for Savings (The)	35,016
629	HMN Financial, Inc.	12,121
973	Home Bancorp, Inc.	32,138
17,823	Home Bancshares, Inc.	386,937
86	Home Federal Bancorp, Inc.	1,468
2,273	HomeStreet, Inc.	40,891

Shares		Value
Common Stocks, continued

Banks, continued
2,317	Hometrust Bancshares, Inc.	$56,975
12,058	Hope BanCorp, Inc.	118,410
6,998	Horizon Bancorp, Inc.	77,398
869	IF Bancorp, Inc.	13,504
1,306	Independent Bank Corp.	23,208
2,325	Independent Bank Corp.	152,566
4,333	Independent Bank Group, Inc.	200,835
6,432	International Bancshares Corp.	275,418
8,307	Kearny Financial Corp.	67,453
390	Kentucky First Federal Bancorp	2,437
4,232	Lakeland Bancorp, Inc.	66,188
1,317	Lakeland Financial Corp.	82,497
997	Landmark Bancorp, Inc.	20,598
1,512	LCNB Corp.	24,706
4,363	Live Oak Bancshares, Inc.	106,326
3,446	Luther Burbank Corp.	32,668
3,707	Macatawa Bank Corp.	37,886
940	Malvern Bancorp, Inc.*	14,283
2,374	Mercantile Bank Corp.	72,597
400	Metropolitan Bank Holding Corp.*	13,556
782	Mid Penn Bancorp, Inc.	20,027
3,355	Midland States BanCorp, Inc.	71,864
2,171	MidWestone Financial Group, Inc.	53,016
300	MVB Financial Corp.	6,192
3,634	National Bank Holdings Corp.	121,594
769	National Bankshares, Inc.	24,193
4,356	NBT Bancorp, Inc.	146,841
23,943	New York Community Bancorp, Inc.	216,445
679	Nicolet Bankshares, Inc.*	42,811
822	Northeast Bank	27,669
6,156	Northfield Bancorp, Inc.	72,518
657	Northrim Bancorp, Inc.	30,997
13,094	Northwest Bancshares, Inc.	157,521
609	Norwood Financial Corp.	17,917
3,132	Oceanfirst Financial Corp.	57,879
198	Oconee Federal Financial Corp.	3,663
4,849	OFG Bancorp	120,934
183	Ohio Valley Banc Corp.	4,284
4,466	Old National Bancorp	64,400
1,004	Old Point Financial Corp.	23,905
3,314	Old Second Bancorp, Inc.	46,595
2,466	Origin Bancorp, Inc.	79,282
1,846	Orrstown Financial Services, Inc.	36,662
10,027	Pacific Premier Bancorp, Inc.	240,849
6,187	PacWest Bancorp^	60,200
1,210	Park National Corp.	143,470
1,636	Parke Bancorp, Inc.	29,088
1,842	Pathward Financial, Inc.	76,425
1,140	Peapack-Gladstone Financial Corp.	33,767
952	Penns Woods Bancorp, Inc.	21,991
434	Peoples Bancorp of North Carolina, Inc.	13,788
4,279	Peoples Bancorp, Inc.	110,184
488	Peoples Financial Services Corp.	21,155
4,556	Pinnacle Financial Partners, Inc.	251,309
4,363	Popular, Inc.	250,480
1,407	Preferred Bank Los Angeles	77,118
4,368	Premier Financial Corp.	90,549
2,309	Primis Financial Corp.	22,236
1,001	Prosperity Bancshares, Inc.	61,582

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Banks, continued
1,677	Provident Financial Holdings, Inc.	$22,858
3,721	Provident Financial Services, Inc.	71,369
1,518	QCR Holdings, Inc.	66,655
351	Rbb BanCorp	5,440
5,730	Renasant Corp.	175,223
2,023	Republic Bancorp, Inc., Class A	85,836
6,466	Republic First Bancorp, Inc.*	8,794
1,982	Riverview Bancorp, Inc.	10,584
4,279	S&T Bancorp, Inc.	134,575
640	Salisbury Bancorp, Inc.	15,424
4,833	Sandy Spring Bancorp, Inc.	125,561
579	SB Financial Group, Inc.	8,181
4,000	Seacoast Banking Corp of Florida	94,800
5,438	ServisFirst Bancshares, Inc.	297,078
2,960	Shore Bancshares, Inc.	42,269
1,997	Sierra Bancorp	34,388
13,368	Simmons First National Corp., Class A	233,806
1,252	Southern First Bancshares, Inc.*	38,436
707	Southern Missouri Bancorp, Inc.	26,449
3,030	Southside Bancshares, Inc.	100,596
3,541	SouthState Corp.	252,332
5,561	Stellar Bancorp, Inc.	136,856
1,053	Sterling Bancorp, Inc.*	5,960
2,985	Stock Yards Bancorp, Inc.	164,593
682	Summit Financial Group, Inc.	14,151
1,323	Summit State Bank	18,350
3,187	Synovus Financial Corp.	98,255
1,409	Territorial Bancorp, Inc.	27,208
2,562	Texas Capital Bancshares, Inc.*	125,436
694	Tompkins Financial Corp.	45,950
7,395	TowneBank	197,077
1,824	TriCo Bancshares	75,860
2,060	Triumph Financial, Inc.*	119,604
2,949	TrustCo Bank Corp. NY	94,191
6,543	Trustmark Corp.	161,612
2,644	UMB Financial Corp.	152,612
249	Union Bankshares, Inc.	5,505
450	United Bancshares, Inc.	8,640
14,933	United Bankshares, Inc.	525,642
10,718	United Community Banks, Inc.	301,390
916	United Security Bancshares	5,844
42	Unity Bancorp, Inc.	958
2,426	Univest Financial Corp.	57,593
18,424	Valley National Bancorp	170,238
1,563	Veritex Holdings, Inc.	28,540
7,052	Washington Federal, Inc.	212,406
2,313	Washington Trust Bancorp, Inc.	80,169
5,051	WesBanco, Inc.	155,066
1,569	West BanCorp, Inc.	28,666
1,354	Westamerica BanCorp	59,982
5,173	Western New England BanCorp, Inc.	42,470
6,563	Wintrust Financial Corp.	478,771
7,007	WSFS Financial Corp.	263,533
35	WVS Financial Corp.	472

		21,304,634

Beverages (0.5%):
943	Boston Beer Co., Inc. (The), Class A*	309,964
706	Coca-Cola Consolidated, Inc.	377,766
2,226	MGP Ingredients, Inc.	215,299

Shares		Value
Common Stocks, continued

Beverages, continued
2,943	National Beverage Corp.*	$155,155
985	Willamette Valley Vineyards, Inc.*	6,068

		1,064,252

Biotechnology (2.6%):
896	4D Molecular Therapeutics, Inc.*	15,402
1,733	AC Immune SA*	4,055
900	Adicet Bio, Inc.*	5,184
3,308	Adverum Biotechnologies, Inc.*	2,373
5,441	Agios Pharmaceuticals, Inc.*	124,980
2,076	Akero Therapeutics, Inc.*	79,428
2,035	Aldeyra Therapeutics, Inc.*	20,208
16,177	Alkermes plc*	456,030
2,613	Allogene Therapeutics, Inc.*	12,908
4,178	AnaptysBio, Inc.*	90,913
2,497	Anika Therapeutics, Inc.*	71,714
2,476	Arcturus Therapeutics Holdings, Inc.*	59,350
629	Arcus Biosciences, Inc.*	11,473
7,314	Arcutis Biotherapeutics, Inc.*	80,454
6,613	Ardelyx, Inc.*	31,676
1,561	Assembly Biosciences, Inc.*	1,312
4,656	Atara Biotherapeutics, Inc.*	13,502
2,342	Atreca, Inc., Class A*	2,670
2,657	Avid Bioservices, Inc.*	49,845
5,639	Avidity Biosciences, Inc.*	86,559
1,742	Avita Medical, Inc.*	24,336
3,255	Bluebird Bio, Inc.*	10,351
1,454	Blueprint Medicines Corp.*	65,415
1,034	CareDx, Inc.*	9,451
142	CASI Pharmaceuticals Holdings, Inc.*	327
11,050	Catalyst Pharmaceuticals, Inc.*	183,209
1,100	Century Therapeutics, Inc.*	3,817
3,187	Chimerix, Inc.*	4,016
5,276	Chinook Therapeutics, Inc.*	122,139
1,005	Cogent Biosciences, Inc.*	10,844
2,225	Crinetics Pharmaceuticals, Inc.*	35,733
2,607	CRISPR Therapeutics AG*	117,915
1,634	Cue Biopharma, Inc.*	5,833
2,020	Cullinan Oncology, Inc.*	20,665
2,539	Cytomx Therapeutics, Inc.*	3,834
4,970	Deciphera Pharmaceuticals, Inc.*	76,786
1,858	Denali Therapeutics, Inc.*	42,808
5,385	Dynavax Technologies Corp.*	52,827
1,798	Eagle Pharmaceuticals, Inc.*	51,009
7,241	Editas Medicine, Inc.*	52,497
1,660	Eiger BioPharmaceuticals, Inc.*	1,489
2,263	Emergent BioSolutions, Inc.*	23,445
2,404	Enanta Pharmaceuticals, Inc.*	97,218
24,577	Exelixis, Inc.*	477,040
2,705	G1 Therapeutics, Inc.*	7,249
2,547	Gritstone bio, Inc.*	7,081
3,531	Halozyme Therapeutics, Inc.*	134,849
6,867	Ideaya Biosciences, Inc.*	94,284
1,919	IGM Biosciences, Inc.*	26,367
592	ImmuCell Corp.*	3,049
1,281	Immunovant, Inc.*	19,868
2,885	Intellia Therapeutics, Inc.*	107,524
2,237	Iovance Biotherapeutics, Inc.*	13,668
14,404	Ironwood Pharmaceuticals, Inc.*	151,530
1,631	iTeos Therapeutics, Inc.*	22,198

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Biotechnology, continued
4,709	IVERIC bio, Inc.*	$114,570
3,800	Jounce Therapeutics, Inc.*	7,030
856	KalVista Pharmaceuticals, Inc.*	6,728
514	Kiniksa Pharmaceuticals, Ltd., Class A*	5,531
2,490	Krystal Biotech, Inc.*	199,349
6,099	Kura Oncology, Inc.*	74,591
2,505	Kymera Therapeutics, Inc.*	74,223
4,768	Lexicon Pharmaceuticals, Inc.*	11,586
5,865	Macrogenics, Inc.*	42,052
900	MediciNova, Inc.*	1,944
2,101	MeiraGTx Holdings plc*	10,862
1,843	Mersana Therapeutics, Inc.*	7,575
123	Mirati Therapeutics, Inc.*	4,573
710	Morphic Holding, Inc.*	26,724
4,120	Myriad Genetics, Inc.*	95,708
4,899	Nurix Therapeutics, Inc.*	43,503
14,857	PDL BioPharma, Inc.*	39,520
1,808	PMV Pharmaceuticals, Inc.*	8,624
6,654	Poseida Therapeutics, Inc.*	20,494
2,083	Precision BioSciences, Inc.*	1,570
2,098	Protagonist Therapeutics, Inc.*	48,254
2,444	Prothena Corp. plc*	118,461
2,162	RAPT Therapeutics, Inc.*	39,673
5,356	REGENXBIO, Inc.*	101,282
427	Repare Therapeutics, Inc.*	4,202
4,849	Replimune Group, Inc.*	85,633
5,027	REVOLUTION Medicines, Inc.*	108,885
1,106	Rhythm Pharmaceuticals, Inc.*	19,731
2,920	Rocket Pharmaceuticals, Inc.*	50,020
4,519	Sage Therapeutics, Inc.*	189,617
10,666	Sangamo Therapeutics, Inc.*	18,772
1,550	Scholar Rock Holding Corp.*	12,400
9,500	Spectrum Pharmaceuticals, Inc.*	7,125
4,069	SpringWorks Therapeutics, Inc.*	104,736
954	Stoke Therapeutics, Inc.*	7,947
1,873	Sutro Biopharma, Inc.*	8,653
5,688	Syndax Pharmaceuticals, Inc.*	120,131
1,755	TCR2 Therapeutics, Inc.*	2,632
446	Twist Bioscience Corp.*	6,726
7,073	Vanda Pharmaceuticals, Inc.*	48,026
2,332	Vaxart, Inc.*^	1,765
3,366	VBI Vaccines, Inc.*	1,020
3,248	Veracyte, Inc.*	72,430
8,204	Verastem, Inc.*	3,406
1,032	Vericel Corp.*	30,258
4,488	Viking Therapeutics, Inc.*	74,725
1,685	Voyager Therapeutics, Inc.*	12,991
7,581	Xencor, Inc.*	211,434
1,840	Y-mAbs Therapeutics, Inc.*	9,218
784	Zentalis Pharmaceuticals, Inc.*	13,485

		5,631,102

Broadline Retail (0.4%):
1,321	Big Lots, Inc.	14,478
643	Dillard’s, Inc., Class A	197,838
5,094	Kohl’s Corp.	119,913
15,078	Macy’s, Inc.	263,714
3,706	Nordstrom, Inc.	60,297
3,884	Ollie’s Bargain Outlet Holdings, Inc.*	225,039

Shares		Value
Common Stocks, continued

Broadline Retail, continued
16,641	Qurate Retail, Inc., Class A*	$16,438

		897,717

Building Products (1.5%):
7,198	AAON, Inc.	695,975
1,827	American Woodmark Corp.*	95,132
2,003	Apogee Enterprises, Inc.	86,630
4,044	Armstrong World Industries, Inc.	288,094
4,218	AZEK Co., Inc. (The)*	99,292
1,636	Csw Industrials, Inc.	227,289
2,928	Gibraltar Industries, Inc.*	142,008
2,150	Griffon Corp.	68,821
3,136	Hayward Holdings, Inc.*	36,754
2,035	Insteel Industries, Inc.	56,614
8,072	JELD-WEN Holding, Inc.*	102,191
1,719	Masonite International Corp.*	156,034
6,615	PGT Innovations, Inc.*	166,103
5,553	Quanex Building Products Corp.	119,556
7,170	Resideo Technologies, Inc.*	131,067
1,123	Simpson Manufacturing Co., Inc.	123,126
2,919	Trex Co., Inc.*	142,068
4,283	UFP Industries, Inc.	340,370
2,750	Zurn Elkay Water Solutions Corp.	58,740

		3,135,864

Capital Markets (1.9%):
4,376	Affiliated Managers Group, Inc.	623,230
7,333	Artisan Partners Asset Management, Inc., Class A	234,509
3,410	AssetMark Financial Holdings, Inc.*	107,245
1,300	Avantax, Inc.*	34,216
16,135	BGC Partners, Inc., Class A	84,386
5,063	Brightsphere Investment Group, Inc.	119,386
4,660	Cohen & Steers, Inc.	298,054
474	Diamond Hill Investment Group	78,011
3,033	Donnelley Financial Solutions, Inc.*	123,928
8,105	Federated Hermes, Inc., Class B	325,335
1,990	Greenhill & Co., Inc.	17,651
4,614	Hamilton Lane, Inc.	341,344
211	Hennessy Advisors, Inc.	1,633
762	Houlihan Lokey, Inc.	66,667
8,484	Janus Henderson Group plc	226,014
1,499	Lazard, Ltd., Class A	49,632
5,313	Moelis & Co., Class A	204,232
1,743	Open Lending Corp., Class A*	12,271
853	Oppenheimer Holdings, Inc., Class A	33,395
1,395	Piper Sandler Cos.	193,361
2,773	PJT Partners, Inc.	200,183
3,824	Safeguard Scientifics, Inc.*	6,577
1,619	Silvercrest Asset Management Group, Inc., Class A	29,433
1,541	StepStone Group, Inc., Class A	37,400
813	Stifel Financial Corp.	48,040
2,021	StoneX Group, Inc.*	209,234
207	Value Line, Inc.	10,004
9,443	Virtu Financial, Inc., Class A	178,473
851	Virtus Investment Partners, Inc.	162,022
1,478	Westwood Holdings, Inc.	16,568
20,113	WisdomTree, Inc.	117,862

		4,190,296

Chemicals (3.5%):
1,064	Advanced Emmissions Solutions*	2,107

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Chemicals, continued
2,655	AdvanSix, Inc.	$101,607
1,429	Agrofresh Solutions, Inc.*	4,287
4,315	American Vanguard Corp.	94,412
3,655	Ashland, Inc.	375,405
1,198	Aspen Aerogels, Inc.*	8,925
10,730	Avient Corp.	441,647
1,699	Axalta Coating Systems, Ltd.*	51,463
3,457	Balchem Corp.	437,241
5,834	Cabot Corp.	447,118
1,284	Chase Corp.	134,473
14,073	Chemours Co. (The)	421,346
12,504	Ecovyst, Inc.*	138,169
26,293	Element Solutions, Inc.	507,718
2,318	Flotek Industries, Inc.*	1,599
7,635	Futurefuel Corp.	56,346
5,783	H.B. Fuller Co.	395,846
3,188	Hawkins, Inc.	139,571
5,123	Huntsman Corp.	140,165
3,956	Ingevity Corp.*	282,933
2,434	Innospec, Inc.	249,899
2,142	Intrepid Potash, Inc.*	59,119
2,348	Koppers Holdings, Inc.	82,110
9,313	Kronos Worldwide, Inc.	85,773
17,628	Livent Corp.*	382,880
8,341	LSB Industries, Inc.*	86,163
7,456	Mativ Holdings, Inc.	160,080
3,627	Minerals Technologies, Inc.	219,143
774	NewMarket Corp.	282,495
1,786	Northern Technologies International Corp.	21,128
5,770	Orion Engineered Carbons SA	150,539
958	Quaker Chemical Corp.	189,636
5,893	Rayonier Advanced Materials, Inc.*	36,949
2,806	Scotts Miracle-Gro Co. (The)	195,690
4,403	Sensient Technologies Corp.	337,094
2,364	Stepan Co.	243,563
5,136	Tredegar Corp.	46,892
3,149	Trinseo PLC	65,657
16,456	Tronox Holdings plc, Class A	236,637
8,308	Valvoline, Inc.	290,282

		7,604,107

Commercial Services & Supplies (1.8%):
6,742	ABM Industries, Inc.	302,986
13,710	ACCO Brands Corp.	72,937
675	Acme United Corp.	15,525
1,238	ACV Auctions, Inc., Class A*	15,983
5,441	Brady Corp., Class A	292,345
3,882	BrightView Holdings, Inc.*	21,817
5,100	Brink’s Co. (The)	340,680
5,002	Casella Waste Systems, Inc.*	413,465
4,628	CECO Environmental Corp.*	64,746
3,051	Cimpress plc*	133,695
436	Civeo Corp.*	9,003
325	CompX International, Inc.	5,876
2,746	Deluxe Corp.	43,936
3,883	Ennis, Inc.	81,893
4,634	Harsco Corp.*	31,650
7,473	Healthcare Services Group, Inc.	103,651
2,027	Heritage-Crystal Clean, Inc.*	72,182
4,223	HNI Corp.	117,568

Shares		Value
Common Stocks, continued

Commercial Services & Supplies, continued
7,503	Interface, Inc.	$60,924
7,507	KAR Auction Services, Inc.*	102,696
2,673	Kimball International, Inc., Class B	33,145
2,418	Liquidity Services, Inc.*	31,845
3,522	Matthews International Corp., Class A	127,003
2,366	MillerKnoll, Inc.	48,385
319	Montrose Environmental Group, Inc.*	11,379
1,759	MSA Safety, Inc.	234,827
2,566	NL Industries, Inc.	15,550
2,198	Perma-Fix Environmental Services, Inc.*	25,892
21,279	Pitney Bowes, Inc.	82,775
5,379	Quad Graphics, Inc.*	23,076
1,736	Ritchie Bros Auctioneers, Inc.	97,719
2,243	SP Plus Corp.*	76,912
9,533	Steelcase, Inc., Class A	80,268
3,917	Stericycle, Inc.*	170,820
308	Tetra Tech, Inc.	45,248
1,491	UniFirst Corp.	262,759
2,033	Viad Corp.*	42,368
3,364	Virco Manufacturing Co.*	13,355
3,057	Vse Corp.	137,259

		3,864,143

Communications Equipment (1.0%):
2,903	ADTRAN Holdings, Inc.	46,042
1,444	Applied Optoelectronics, Inc.*	3,191
1,336	Aviat Networks, Inc.*	46,039
900	BK Technologies Corp.	2,565
3,195	CalAmp Corp.*	11,470
7,080	Calix, Inc.*	379,417
1,792	Cambium Networks Corp.*	31,754
980	Clearfield, Inc.*	45,648
9,932	CommScope Holding Co., Inc.*	63,267
1,983	Comtech Telecommunications Corp.	24,748
4,365	Digi International, Inc.*	147,013
1,222	DZS, Inc.*	9,642
3,157	EMCORE Corp.*	3,630
9,501	Extreme Networks, Inc.*	181,659
13,537	Harmonic, Inc.*	197,505
3,767	KVH Industries, Inc.*	42,868
1,172	Lantronix, Inc.*	5,086
2,674	Lumentum Holdings, Inc.*	144,423
3,410	NETGEAR, Inc.*	63,119
8,073	NetScout Systems, Inc.*	231,291
2,391	Network-1 Technologies, Inc.	5,141
131	Optical Cable Corp.*	565
19,376	Ribbon Communications, Inc.*	66,266
7,633	Viasat, Inc.*	258,301
19,090	Viavi Solutions, Inc.*	206,745

		2,217,395

Construction & Engineering (1.8%):
3,846	Ameresco, Inc., Class A*	189,300
13,031	API Group Corp.*	292,937
5,953	Arcosa, Inc.	375,694
1,736	Argan, Inc.	70,256
3,656	Comfort Systems USA, Inc.	533,630
1,234	Concrete Pumping Holdings, Inc.*	8,391
2,109	Construction Partners, Inc., Class A*	56,817
2,514	Dycom Industries, Inc.*	235,436
1,457	EMCOR Group, Inc.	236,894

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Construction & Engineering, continued
5,634	Fluor Corp.*	$174,147
4,440	Granite Construction, Inc.	182,395
8,770	Great Lakes Dredge & Dock Corp.*	47,621
2,825	IES Holdings, Inc.*	121,729
645	Limbach Holdings, Inc.*	11,159
6,757	Matrix Service Co.*	36,488
8,407	MDU Resources Group, Inc.	256,245
1,693	MYR Group, Inc.*	213,335
1,279	Northwest Pipe Co.*	39,943
1,892	NV5 Global, Inc.*	196,711
5,203	Orion Group Holdings, Inc.*	13,476
3,181	Primoris Services Corp.	78,444
4,447	Sterling Infrastructure, Inc.*	168,452
2,090	Tutor Perini Corp.*	12,895
1,223	Valmont Industries, Inc.	390,479

		3,942,874

Construction Materials (0.4%):
3,573	Eagle Materials, Inc.	524,338
11,217	Summit Materials, Inc., Class A*	319,572
466	U.S. Lime & Minerals, Inc.	71,154

		915,064

Consumer Finance (1.3%):
1,070	Atlanticus Holdings Corp.*	29,029
6,530	Bread Financial Holdings, Inc.	197,990
1,688	Consumer Portfolio Services, Inc.*	18,045
408	Credit Acceptance Corp.*	177,904
3,041	Curo Group Holdings Corp.	5,261
2,490	Encore Capital Group, Inc.*	125,621
3,204	Enova International, Inc.*	142,354
9,163	EZCORP, Inc., Class A*	78,802
4,868	FirstCash Holdings, Inc.	464,261
6,940	Green Dot Corp., Class A*	119,229
1,127	LendingTree, Inc.*	30,046
6,374	Navient Corp.	101,920
2,638	Nelnet, Inc., Class A	242,406
1,635	NerdWallet, Inc., Class A*	26,454
1,556	Nicholas Financial, Inc.*	9,243
7,867	OneMain Holdings, Inc.	291,708
964	Oportun Financial Corp.*	3,721
4,400	PRA Group, Inc.*	171,424
6,961	PROG Holdings, Inc.*	165,602
1,735	Regional Mgmt Corp.	45,266
23,290	SLM Corp.	288,563
949	World Acceptance Corp.*	79,042

		2,813,891

Consumer Staples Distribution & Retail (0.9%):
5,307	Grocery Outlet Holding Corp.*	149,976
1,269	Ingles Markets, Inc., Class A	112,560
5,345	Natural Grocers by Vitamin Cottage, Inc.	62,804
3,237	PriceSmart, Inc.	231,381
4,321	SpartanNash Co.	107,161
9,056	Sprouts Farmers Market, Inc.*	317,232
4,650	The Andersons, Inc.	192,138
4,394	The Chefs’ Warehouse, Inc.*	149,616
9,784	United Natural Foods, Inc.*	257,808
2,245	Village Super Market, Inc., Class A	51,365
2,812	Weis Markets, Inc.	238,092

		1,870,133

Shares		Value
Common Stocks, continued

Containers & Packaging (0.8%):
1,906	Graphic Packaging Holding Co.	$48,584
2,564	Greif, Inc., Class A	162,481
1,767	Greif, Inc., Class B	135,211
5,975	Myers Industries, Inc.	128,044
14,774	O-I Glass, Inc.*	335,517
5,335	Ranpak Holdings Corp.*	27,849
7,385	Silgan Holdings, Inc.	396,353
5,968	Sonoco Products Co.	364,048
4,005	TriMas Corp.	111,579

		1,709,666

Distributors (0.0%†):
12	AMCON Distributing Co.	2,004
1,626	Educational Development Corp.*	4,780
2,028	Funko, Inc., Class A*	19,124
1,262	Weyco Group, Inc.	31,929

		57,837

Diversified Consumer Services (1.3%):
8,950	2U, Inc.*	61,307
2,721	ADT, Inc.	19,673
5,796	Adtalem Global Education, Inc.*	223,841
1,366	American Public Education, Inc.*	7,404
535	Bright Horizons Family Solutions, Inc.*	41,190
2,816	Carriage Services, Inc.	85,944
8,867	Chegg, Inc.*	144,532
5,641	Coursera, Inc.*	64,984
9,343	Frontdoor, Inc.*	260,483
403	Graham Holdings Co., Class B	240,124
3,498	Grand Canyon Education, Inc.*	398,422
11,643	H&R Block, Inc.	410,416
4,565	Laureate Education, Inc.	53,684
7,411	OneSpaWorld Holdings, Ltd.*	88,858
8,354	Perdoceo Education Corp.*	112,194
5,793	PowerSchool Holdings, Inc.*	114,817
2,753	Strategic Education, Inc.	247,302
4,771	Stride, Inc.*	187,262
7,236	Universal Technical Institute, Inc.*	53,402

		2,815,839

Diversified Telecommunication Services (0.5%):
2,223	Anterix, Inc.*	73,448
1,667	ATN International, Inc.	68,214
1,565	Bandwidth, Inc., Class A*	23,788
4,328	Cogent Communications Holdings, Inc.	275,780
5,491	Consolidated Communications Holdings, Inc.*	14,167
4,493	EchoStar Corp., Class A*	82,177
2,807	IDT Corp.*	95,662
4,964	Iridium Communications, Inc.	307,420
5,815	Liberty Latin America, Ltd.*	48,323
19,361	Liberty Latin America, Ltd., Class C*	159,922
1,745	Ooma, Inc.*	21,830

		1,170,731

Electric Utilities (1.2%):
6,116	ALLETE, Inc.	393,687
3,043	Genie Energy, Ltd., Class B	42,054
10,289	Hawaiian Electric Industries, Inc.	395,098
3,498	IDACORP, Inc.	378,938
3,540	MGE Energy, Inc.	274,952
4,490	Otter Tail Corp.	324,492
8,948	PNM Resources, Inc.	435,589

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Electric Utilities, continued
6,533	Portland General Electric Co.	$319,398
513	Via Renewables, Inc.	9,429

		2,573,637

Electrical Equipment (1.1%):
2,539	Allied Motion Technologies, Inc.	98,132
2,221	American Superconductor Corp.*	10,905
3,367	Atkore, Inc.*	472,996
1,354	AZZ, Inc.	55,839
1,863	Babcock & Wilcox Enterprises, Inc.*	11,290
2,365	Encore Wire Corp.	438,305
3,995	EnerSys	347,086
411	Espey Mfg. & Electronics Corp.	8,323
19,087	GrafTech International, Ltd.	92,763
6,028	LSI Industries, Inc.	83,970
2,523	nVent Electric plc	108,338
79	Pineapple Holdings, Inc.*	126
1,123	Powell Industries, Inc.	47,828
576	Preformed Line Products Co.	73,751
75	Servotronics, Inc.*	795
2,159	Shoals Technologies Group, Inc., Class A*	49,204
7,686	Sunrun, Inc.*	154,873
5,529	Thermon Group Holdings, Inc.*	137,783
932	TPI Composites, Inc.*	12,162
3,104	Ultralife Corp.*	12,478
2,185	Vicor Corp.*	102,564

		2,319,511

Electronic Equipment, Instruments & Components (3.4%):
3,779	Advanced Energy Industries, Inc.	370,342
6,544	Arlo Technologies, Inc.*	39,657
9,565	Avnet, Inc.	432,338
3,486	Badger Meter, Inc.	424,665
254	Bel Fuse, Inc., Class A	9,225
740	Bel Fuse, Inc., Class B	27,809
5,436	Belden, Inc.	471,682
3,971	Benchmark Electronics, Inc.	94,073
1,324	Coherent Corp.*	50,418
3,574	CTS Corp.	176,770
6,442	Daktronics, Inc.*	36,526
1,365	Data I/O Corp.*	6,784
1,751	ePlus, Inc.*	85,869
3,624	Fabrinet*	430,386
2,068	FARO Technologies, Inc.*	50,893
640	Frequency Electronics, Inc.	4,410
865	Identiv, Inc.*	5,311
3,311	Insight Enterprises, Inc.*	473,341
2,298	IPG Photonics Corp.	283,366
4,540	Itron, Inc.*	251,743
3,798	Kimball Electronics, Inc.*	91,532
8,986	Knowles Corp.*	152,762
439	Littelfuse, Inc.	117,692
1,600	Luna Innovations, Inc.*	11,504
4,257	Methode Electronics, Inc., Class A	186,797
4,166	Napco Security Technologies, Inc.*	156,558
3,997	National Instruments Corp.	209,483
3,256	nLight, Inc.*	33,146
3,546	Novanta, Inc.*	564,133
1,855	OSI Systems, Inc.*	189,878
1,684	PAR Technology Corp.*	57,189
2,619	PC Connection, Inc.	117,750

Shares		Value
Common Stocks, continued

Electronic Equipment, Instruments & Components, continued
2,630	Plexus Corp.*	$256,609
1,927	Rogers Corp.*	314,930
6,819	Sanmina Corp.*	415,891
3,760	ScanSource, Inc.*	114,454
10,514	TTM Technologies, Inc.*	141,834
11,813	Vishay Intertechnology, Inc.	267,210
1,974	Vishay Precision Group, Inc.*	82,434
5,235	Vontier Corp.	143,125
311	Wayside Technology Group, Inc.	16,573
3,952	Wireless Telecom Group, Inc.*	7,311

		7,374,403

Energy Equipment & Services (2.2%):
16,835	Archrock, Inc.	164,478
4,375	Bristow Group, Inc.*	98,000
6,123	Cactus, Inc., Class A	252,451
12,978	ChampionX Corp.	352,093
5,252	Core Laboratories NV	115,807
653	DMC Global, Inc.*	14,346
5,377	Dril-Quip, Inc.*	154,266
1,226	Expro Group Holdings NV*	22,509
56	Expro Group Holdings NV*	1,028
782	Forum Energy Technologies, Inc.*	19,886
1,260	Geospace Technologies Corp.*	8,883
2,641	Gulf Island Fabrication, Inc.*	9,772
15,555	Helix Energy Solutions Group, Inc.*	120,396
11,106	Helmerich & Payne, Inc.	397,039
12,218	Liberty Oilfield Services, Inc., Class A	156,513
595	Mammoth Energy Services, Inc.*	2,511
1,083	Nabors Industries, Ltd.*	132,029
6,878	National Energy Services Reunited Corp.*	36,178
1,299	Natural Gas Services Group*	13,393
17,842	Newpark Resources, Inc.*	68,692
23,813	NexTier Oilfield Solutions, Inc.*	189,313
1,750	Nine Energy Service, Inc.*	9,730
2,707	Noble Corp plc*	106,845
888	NOV, Inc.	16,437
12,312	Oceaneering International, Inc.*	217,061
6,786	Oil States International, Inc.*	56,527
21,240	Patterson-UTI Energy, Inc.	248,508
14,685	Propetro Holding Corp.*	105,585
20,859	RPC, Inc.	160,406
1,598	SEACOR Marine Holdings, Inc.*	12,161
9,033	Select Energy Services, Inc.	62,870
1,537	Solaris Oilfield Infrastructure, Inc.	13,126
36,026	TechnipFMC plc*	491,755
5,480	TETRA Technologies, Inc.*	14,522
3,988	Tidewater, Inc.*	175,791
31,786	Transocean, Ltd.*	202,159
8,704	U.S. Silica Holdings, Inc.*	103,926
3,853	Valaris, Ltd.*	250,676
3,663	Weatherford International plc*	217,399

		4,795,067

Entertainment (0.5%):
7,111	Cinemark Holdings, Inc.*	105,172
2,527	FG Group Holdings, Inc.*	5,079
6,033	Imax Corp.*	115,713
1,562	Liberty Media Corp.-Liberty Braves, Class A*	54,014
4,252	Liberty Media Corp.-Liberty Braves, Class C*	143,250
7,700	Lions Gate Entertainment Corp., Class A*	85,239

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Entertainment, continued
16,442	Lions Gate Entertainment Corp., Class B*	$170,668
1,260	Madison Square Garden Entertainment Corp.*	74,428
460	Madison Square Garden Sports Corp., Class A	89,631
870	Marcus Corp.	13,920
4,940	Playtika Holding Corp.*	55,624
2,715	Reading International, Inc., Class A*	8,824
1,376	Sciplay Corp., Class A*	23,337
1,833	World Wrestling Entertainment, Inc., Class A	167,280

		1,112,179

Financial Services (1.0%):
1,888	Acacia Research Corp.*	7,288
500	Alerus Financial Corp.	8,025
2,519	A-Mark Precious Metals, Inc.	87,283
3,167	Cannae Holdings, Inc.*	63,910
1,100	Cantaloupe, Inc.*	6,270
9,815	Essent Group, Ltd.	393,091
1,261	Federal Agricultural Mortgage Corp.	167,952
4,042	Merchants Bancorp	105,254
13,325	MGIC Investment Corp.	178,821
3,941	Mr Cooper Group, Inc.*	161,463
9,566	NMI Holdings, Inc., Class A*	213,609
2,237	Ocwen Financial Corp.*	60,667
2,346	PennyMac Financial Services, Inc.	139,845
4,780	Radian Group, Inc.	105,638
4,573	Repay Holdings Corp.*	30,045
3,589	Security National Financial Corp., Class A*	22,288
9,668	TFS Financial Corp.	122,107
2,577	Walker & Dunlop, Inc.	196,290
1,247	Waterstone Financial, Inc.	18,867

		2,088,713

Food Products (2.0%):
444	Alico, Inc.	10,745
4,537	B&G Foods, Inc.	70,460
2,392	Calavo Growers, Inc.	68,818
4,138	Cal-Maine Foods, Inc.	251,963
1,318	Coffee Holding Co., Inc.*	2,451
2,411	Farmer Brothers Co.*	9,306
13,296	Flowers Foods, Inc.	364,443
4,536	Fresh Del Monte Produce, Inc.	136,579
2,131	Freshpet, Inc.*	141,051
7,444	Hain Celestial Group, Inc. (The)*	127,664
12,276	Hostess Brands, Inc.*	305,427
1,245	Ingredion, Inc.	126,654
2,003	J & J Snack Foods Corp.	296,885
987	John B Sanfilippo & Son, Inc.	95,660
2,667	Lancaster Colony Corp.	541,081
3,838	Limoneira Co.	63,941
3,161	Pilgrim’s Pride Corp.*	73,272
3,923	Post Holdings, Inc.*	352,560
1,220	Rocky Mountain Chocolate Factory, Inc.*	6,527
83	Seaboard Corp.	312,911
708	Seneca Foods Corp., Class A*	37,007
12	Seneca Foods Corp., Class B*	646
9,319	Simply Good Foods Co. (The)*	370,617
4,503	Tootsie Roll Industries, Inc.	202,223
4,199	TreeHouse Foods, Inc.*	211,755
5,157	Vital Farms, Inc.*	78,902

		4,259,548

Shares		Value
Common Stocks, continued

Gas Utilities (1.0%):
2,015	Chesapeake Utilities Corp.	$257,900
4,076	National Fuel Gas Co.	235,348
9,694	New Jersey Resources Corp.	515,721
3,221	Northwest Natural Holding Co.	153,191
5,141	ONE Gas, Inc.	407,321
873	RGC Resources, Inc.	20,245
3,356	Southwest Gas Holdings, Inc.	209,582
5,201	Spire, Inc.	364,798

		2,164,106

Ground Transportation (0.8%):
2,673	ArcBest Corp.	247,039
2,533	Covenant Logistics Group, Inc.	89,719
2,131	Daseke, Inc.*	16,473
4,045	Heartland Express, Inc.	64,396
4,262	Hertz Global Holdings, Inc.*	69,428
1,562	Landstar System, Inc.	280,004
5,246	Marten Transport, Ltd.	109,904
1,698	PAM Transportation Services, Inc.	48,614
774	RXO, Inc.*	15,201
1,507	Ryder System, Inc.	134,485
526	Saia, Inc.*	143,114
4,258	Schneider National, Inc., Class B	113,901
1,009	U.S. Xpress Enterprises, Inc., Class A*	5,993
2,327	Universal Logistics Holdings, Inc.	67,832
5,665	Werner Enterprises, Inc.	257,701
774	XPO Logistics, Inc.*	24,691
2,752	Yellow Corp.*	5,586

		1,694,081

Health Care (0.0%†):
314	Omniab, Inc.*(a)	—
314	Omniab, Inc.*(a)	—

		—

Health Care Equipment & Supplies (2.9%):
10,348	Accuray, Inc.*	30,734
2,365	AngioDynamics, Inc.*	24,454
2,193	Apyx Medical Corp.*	6,316
5,282	Artivion, Inc.*	69,194
5,423	AtriCure, Inc.*	224,783
126	Atrion Corp.	79,117
5,513	Avanos Medical, Inc.*	163,957
2,841	Axogen, Inc.*	26,847
2,250	Axonics, Inc.*	122,760
3,014	Cardiovascular Systems, Inc.*	59,858
3,041	CONMED Corp.	315,838
2,081	CytoSorbents Corp.*	7,013
1,118	Elctromed, Inc.*	11,627
2,424	Embecta Corp.	68,163
3,281	Enovis Corp.*	175,501
6,467	Envista Holdings Corp.*	264,371
427	Fonar Corp.*	6,917
4,496	Glaukos Corp.*	225,250
4,250	Globus Medical, Inc.*	240,720
3,641	Haemonetics Corp.*	301,293
1,315	Heska Corp.*	128,370
706	Inari Medical, Inc.*	43,588
1,790	Inogen, Inc.*	22,339
3,470	Integer Holdings Corp.*	268,925
8,077	Integra LifeSciences Holdings Corp.*	463,701

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Health Care Equipment & Supplies, continued
1,681	iRadimed Corp.	$66,147
2,006	IRIDEX Corp.*	4,172
249	Kewaunee Scientific CP*	3,917
6,675	Lantheus Holdings, Inc.*	551,088
2,846	LeMaitre Vascular, Inc.	146,484
1,127	LENSAR, Inc.*	2,772
5,632	LivaNova plc*	245,443
5,441	Merit Medical Systems, Inc.*	402,362
522	Mesa Laboratories, Inc.	91,209
2,684	NuVasive, Inc.*	110,876
4,344	Omnicell, Inc.*	254,863
11,694	OraSure Technologies, Inc.*	70,749
4,817	Orthofix Medical, Inc.*	80,685
2,663	Orthopediatrics Corp.*	117,944
627	Pulmonx Corp.*	7,010
76	Shockwave Medical, Inc.*	16,479
1,010	SI-BONE, Inc.*	19,867
3,128	Sight Sciences, Inc.*	27,339
4,332	STAAR Surgical Co.*	277,031
364	Surgalign Holdings, Inc.*	582
879	Surmodics, Inc.*	20,024
1,169	Tactile Systems Technology, Inc.*	19,195
2,912	Tandem Diabetes Care, Inc.*	118,256
743	TransMedics Group, Inc.*	56,267
671	UFP Technologies, Inc.*	87,123
821	Utah Medical Products, Inc.	77,806
4,899	Varex Imaging Corp.*	89,113
8,600	ViewRay, Inc.*	29,756
755	Zynex, Inc.*	9,060

		6,355,255

Health Care Providers & Services (2.7%):
4,664	Accolade, Inc.*	67,068
1,788	Addus HomeCare Corp.*	190,887
1,312	Amedisys, Inc.*	96,498
3,828	AMN Healthcare Services, Inc.*	317,571
3,016	Apollo Medical Holdings, Inc.*	109,994
19,092	Brookdale Senior Living, Inc.*	56,321
1,638	Castle Biosciences, Inc.*	37,215
17,271	Community Health Systems, Inc.	84,628
1,549	CorVel Corp.*	294,744
4,391	Cross Country Healthcare, Inc.*	98,007
5,272	Encompass Health Corp.	285,215
2,372	Enhabit, Inc.*	32,995
5,739	Ensign Group, Inc. (The)	548,304
7,407	Enzo Biochem, Inc.*	17,999
280	Fulgent Genetics, Inc.*	8,742
5,537	HealthEquity, Inc.*	325,077
1,999	InfuSystem Holdings, Inc.*	15,492
1,190	Joint Corp. (The)*	20,028
1,339	ModivCare, Inc.*	112,583
1,428	National Healthcare Corp.	82,924
3,235	National Research Corp.	140,755
26,516	OPKO Health, Inc.*	38,713
18,969	Option Care Health, Inc.*	602,645
7,875	Owens & Minor, Inc.*	114,581
10,254	Patterson Cos., Inc.	274,500
10,007	Pediatrix Medical Group, Inc.*	149,204
3,801	Petiq, Inc.*	43,484
11,273	Premier, Inc., Class A	364,907

Shares		Value
Common Stocks, continued

Health Care Providers & Services, continued
2,292	Progyny, Inc.*	$73,619
1,080	Psychemedics Corp.	5,670
5,839	RadNet, Inc.*	146,150
13,065	Select Medical Holdings Corp.	337,730
10,156	Surgery Partners, Inc.*	350,077
2,123	Tenet Healthcare Corp.*	126,149
3,565	The Pennant Group, Inc.*	50,908
1,473	U.S. Physical Therapy, Inc.	144,221

		5,765,605

Health Care Technology (0.6%):
7,056	Certara, Inc.*	170,120
1,545	Computer Programs and Systems, Inc.*	46,659
10,137	Evolent Health, Inc., Class A*	328,946
3,819	GoodRx Holdings, Inc., Class A*	23,869
6,108	Health Catalyst, Inc.*	71,280
3,597	HealthStream, Inc.*	97,479
1,239	iCAD, Inc.*	1,536
8,255	NextGen Healthcare, Inc.*	143,720
445	OptimizeRx Corp.*	6,510
2,741	Schrodinger, Inc.*	72,171
279	Simulations Plus, Inc.	12,259
5,256	Teladoc Health, Inc.*	136,130
13,851	Veradigm, Inc.*	180,756

		1,291,435

Hotels, Restaurants & Leisure (2.6%):
2,426	Bally’s Corp.*	47,355
3	Biglari Holdings, Inc., Class A*	2,493
319	Biglari Holdings, Inc., Class B*	53,975
3,650	BJ’s Restaurants, Inc.*	106,361
9,701	Bloomin’ Brands, Inc.	248,831
759	Bluegreen Vacations Holding Corp.	20,781
5,567	Brinker International, Inc.*	211,546
4,497	Carrols Restaurant Group, Inc.*	10,028
700	Century Casinos, Inc.*	5,131
6,222	Cheesecake Factory, Inc. (The)	218,081
438	Choice Hotels International, Inc.	51,329
2,823	Chuy’s Holdings, Inc.*	101,205
2,074	Cracker Barrel Old Country Store, Inc.	235,606
3,965	Dave & Buster’s Entertainment, Inc.*	145,872
6,787	Denny’s Corp.*	75,743
602	Dine Brands Global, Inc.	40,719
5,001	El Pollo Loco Holdings, Inc.	47,960
2,608	Fiesta Restaurant Group, Inc.*	21,438
100	Flanigan’s Enterprises, Inc.	2,828
2,709	Full House Resorts, Inc.*	19,586
4,240	Hilton Grand Vacations, Inc.*	188,383
1,648	Inspired Entertainment, Inc.*	21,078
5,547	International Game Technology plc	148,660
2,124	Jack in the Box, Inc.	186,041
3,042	Light & Wonder, Inc., Class A*	182,672
2,879	Marriott Vacations Worldwide Corp.	388,262
538	Nathans Famous, Inc.	40,673
1,669	Noodles & Co.*	8,095
3,557	Papa John’s International, Inc.	266,526
809	Penn Entertainment, Inc.*	23,995
387	Planet Fitness, Inc., Class A*	30,058
9,502	Playa Hotels & Resorts NV*	91,219
1,540	Playags, Inc.*	11,011
300	RCI Hospitality Holdings, Inc.	23,451

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Hotels, Restaurants & Leisure, continued
1,368	Red Robin Gourmet Burgers, Inc.*	$19,590
662	Red Rock Resorts, Inc.	29,505
4,633	Ruth’s Hospitality Group, Inc.	76,074
7,780	SeaWorld Entertainment, Inc.*	476,992
3,298	Shake Shack, Inc., Class A*	183,006
2,405	Six Flags Entertainment Corp.*	64,238
2,373	Texas Roadhouse, Inc., Class A	256,426
8,001	Travel + Leisure Co.	313,639
19,975	Wendy’s Co. (The)	435,055
1,655	Wingstop, Inc.	303,825
1,189	Wyndham Hotels & Resorts, Inc.	80,674

		5,516,016

Household Durables (2.3%):
608	Bassett Furniture Industries, Inc.	10,822
2,352	Beazer Homes USA, Inc.*	37,350
969	Cavco Industries, Inc.*	307,890
3,620	Century Communities, Inc.	231,390
3,255	Ethan Allen Interiors, Inc.	89,382
820	Flexsteel Industries, Inc.	15,793
7,358	GoPro, Inc., Class A*	37,011
1,624	Green Brick Partners, Inc.*	56,938
2,890	Helen of Troy, Ltd.*	275,041
670	Hooker Furnishings Corp.	12,187
347	Hovnanian Enterprises, Inc., Class A*	23,541
3,018	Installed Building Products, Inc.	344,143
1,482	iRobot Corp.*	64,675
4,791	KB Home	192,502
1,138	Koss Corp.*	5,258
5,377	La-Z-Boy, Inc.	156,363
1,413	Legacy Housing Corp.*	32,160
6,614	Leggett & Platt, Inc.	210,854
2,144	LGI Homes, Inc.*	244,480
2,522	Lifetime Brands, Inc.	14,829
1,513	M/I Homes, Inc.*	95,455
6,707	MDC Holdings, Inc.	260,701
1,818	Meritage Homes Corp.	212,270
6,102	Newell Brands, Inc.	75,909
9,527	Purple Innovation, Inc.*	25,151
5,951	Skyline Champion Corp.*	447,694
9,581	Sonos, Inc.*	187,979
12,185	Taylor Morrison Home Corp., Class A*	466,198
4,483	Tempur Sealy International, Inc.	177,034
1,904	Toll Brothers, Inc.	114,297
872	TopBuild Corp.*	181,498
10,863	Tri Pointe Homes, Inc.*	275,051
3,274	Tupperware Brands Corp.*	8,185
798	Universal Electronics, Inc.*	8,092

		4,898,123

Household Products (0.6%):
1,235	Central Garden & Pet Co.*	50,709
4,712	Central Garden & Pet Co., Class A*	184,098
7,002	Energizer Holdings, Inc.	242,969
1,192	Oil-Dri Corp. of America	49,599
7,152	Reynolds Consumer Products, Inc.	196,680
3,808	Spectrum Brands Holdings, Inc.	252,166
1,352	WD-40 Co.	240,724

		1,216,945

Shares		Value
Common Stocks, continued

Independent Power and Renewable Electricity Producers (0.5%):
8,330	Atlantica Sustainable Infrastructure plc	$246,235
2,245	Clearway Energy, Inc., Class A	67,417
2,304	Clearway Energy, Inc., Class C	72,184
5,585	Ormat Technologies, Inc.	473,441
11,366	Sunnova Energy International, Inc.*^	177,537

		1,036,814

Insurance (3.2%):
2,802	AMBAC Financial Group, Inc.*	43,375
9,019	American Equity Investment Life Holding Co.	329,103
2,102	Amerisafe, Inc.	102,893
1,862	Argo Group International Holdings, Ltd.	54,538
7,548	Assured Guaranty, Ltd.	379,438
5,537	Axis Capital Holdings, Ltd.	301,877
8,578	Brighthouse Financial, Inc.*	378,376
3,331	BRP Group, Inc., Class A*	84,807
3,445	Crawford & Co.	26,423
2,876	Crawford & Co., Class A	24,043
5,378	Donegal Group, Inc., Class A	82,176
1,337	eHealth, Inc.*	12,514
2,911	Employers Holdings, Inc.	121,360
1,582	Enstar Group, Ltd.*	366,692
5,076	First American Financial Corp.	282,530
29,676	Genworth Financial, Inc., Class A*	148,974
5,998	Greenlight Capital Re, Ltd.*	56,321
175	Hallmark Financial Services, Inc.*	1,138
3,655	Hanover Insurance Group, Inc. (The)	469,667
489	HCI Group, Inc.	26,210
1,369	Heritage Insurance Holdings, Inc.	4,217
4,168	Horace Mann Educators Corp.	139,545
135	Investors Title Co.	20,385
3,776	James River Group Holdings	77,974
5,318	Kemper Corp.	290,682
1,473	Kingstone Cos., Inc.	2,018
350	Kinsale Capital Group, Inc.	105,052
12,677	Maiden Holdings, Ltd.*	26,495
5,743	Mercury General Corp.	182,283
403	National Western Life Group, Inc., Class A	97,776
929	NI Holdings, Inc.*	12,077
376	Old Republic International Corp.	9,389
3,018	Primerica, Inc.	519,820
5,241	ProAssurance Corp.	96,854
3,174	RLI Corp.	421,856
1,548	Safety Insurance Group, Inc.	115,357
5,986	Selective Insurance Group, Inc.	570,645
12,459	SiriusPoint, Ltd.*	101,292
2,858	Stewart Information Services Corp.	115,320
5,636	Tiptree, Inc., Class A	82,117
3,821	United Fire Group, Inc.	101,448
4,410	Universal Insurance Holdings, Inc.	80,350
59	Unum Group	2,334
317	White Mountains Insurance Group, Ltd.	436,664

		6,904,405

Interactive Media & Services (0.8%):
3,144	ANGI, Inc., Class A*	7,137
1,594	Bumble, Inc.*	31,163
10,392	Cargurus, Inc.*	194,123
9,191	Cars.com, Inc.*	177,386
12,824	DHI Group, Inc.*	49,757

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Interactive Media & Services, continued
2,725	MediaAlpha, Inc., Class A*	$40,820
6,656	QuinStreet, Inc.*	105,631
3,848	Shutterstock, Inc.	279,365
1,095	Travelzoo*	6,614
9,123	TripAdvisor, Inc.*	181,183
11,137	TrueCar, Inc.*	25,615
7,836	Yelp, Inc.*	240,565
4,771	Ziff Davis, Inc.*	372,376

		1,711,735

IT Services (1.6%):
622	BM Technologies, Inc.*^	2,189
1,700	Brightcove, Inc.*	7,565
1,959	Cass Information Systems, Inc.	84,844
289	Concentrix Corp.	35,128
24,230	Conduent, Inc.*	83,109
3,392	CSG Systems International, Inc.	182,150
758	CSP, Inc.	10,286
2,556	DXC Technology Co.*	65,331
3,213	Euronet Worldwide, Inc.*	359,535
5,750	Evertec, Inc.	194,063
3,445	ExlService Holdings, Inc.*	557,504
6,592	Fastly, Inc., Class A*	117,074
3,855	Flywire Corp.*	113,183
3,495	Hackett Group, Inc. (The)	64,588
2,986	I3 Verticals, Inc., Class A*	73,247
1,300	Information Services Group, Inc.	6,617
2,738	International Money Express, Inc.*	70,586
8,725	Kyndryl Holdings, Inc.*	128,781
10,373	Limelight Networks, Inc.*	8,206
13,088	Marqeta, Inc., Class A*	59,812
3,715	Maximus, Inc.	292,371
2,338	Paysafe, Ltd.*	40,377
862	Paysign, Inc.*	3,129
3,191	Perficient, Inc.*	230,358
3,168	PFSweb, Inc.	13,432
3,309	Shift4 Payments, Inc., Class A*	250,822
1,400	TaskUS, Inc., Class A*	20,216
5,287	TTEC Holdings, Inc.	196,835
4,235	Unisys Corp.*	16,432
8,419	Verra Mobility Corp.*	142,450
9,820	Western Union Co. (The.)	109,493

		3,539,713

Leisure Products (0.8%):
7,401	Acushnet Holdings Corp.	377,007
3,470	American Outdoor Brands, Inc.*	34,145
648	Brunswick Corp.	53,136
1,402	Escalade, Inc.	20,469
1,455	Johnson Outdoors, Inc., Class A	91,679
2,158	Malibu Boats, Inc.*	121,819
3,527	Marine Products Corp.	46,521
1,734	MasterCraft Boat Holdings, Inc.*	52,766
7,857	Mattel, Inc.*	144,647
2,293	Nautilus Group, Inc.*	3,073
412	Polaris, Inc.	45,580
4,406	Smith & Wesson Brands, Inc.	54,238
10,855	Topgolf Callaway Brands Corp.*	234,685
4,296	Vista Outdoor, Inc.*	119,042

Shares		Value
Common Stocks, continued

Leisure Products, continued
5,510	YETI Holdings, Inc.*	$220,400

		1,619,207

Life Sciences Tools & Services (0.7%):
6,279	Adaptive Biotechnologies Corp.*	55,444
255	Azenta, Inc.*	11,378
2,852	BioLife Solutions, Inc.*	62,031
2,937	Codexis, Inc.*	12,159
5,439	Harvard Bioscience, Inc.*	22,844
514	Maravai LifeSciences Holdings, Inc., Class A*	7,201
3,070	Medpace Holdings, Inc.*	577,313
923	NanoString Technologies, Inc.*	9,138
11,926	Neogenomics, Inc.*	207,632
4,067	OmniAb, Inc.*	14,966
10,949	Pacific Biosciences of California, Inc.*	126,789
647	Personalis, Inc.*	1,786
3,541	Quanterix Corp.*	39,907
15,049	Sotera Health Co.*	269,528
1,185	Syneos Health, Inc.*	42,210

		1,460,326

Machinery (4.9%):
5,892	3D Systems Corp.*	63,162
1,558	Alamo Group, Inc.	286,921
4,147	Albany International Corp., Class A	370,576
10,320	Allison Transmission Holdings, Inc.	466,877
806	Art’s-Way Manufacturing Co., Inc.	1,588
2,342	Astec Industries, Inc.	96,607
6,532	Barnes Group, Inc.	263,109
2,546	Chart Industries, Inc.*	319,268
2,915	CIRCOR International, Inc.*	90,715
3,104	Columbus McKinnon Corp.	115,345
6,424	Commercial Vehicle Group, Inc.*	46,895
1,917	Crane Holdings Co.	217,579
493	Donaldson Co., Inc.	32,213
3,774	Douglas Dynamics, Inc.	120,353
500	Eastern Co. (The)	9,740
5,334	Energy Recovery, Inc.*	122,949
5,407	Enerpac Tool Group Corp.	137,879
2,132	EnPro Industries, Inc.	221,493
1,739	Esab Corp.	102,723
2,512	ESCO Technologies, Inc.	239,770
6,451	Evoqua Water Technologies Co.*	320,744
6,371	Federal Signal Corp.	345,372
12,072	Flowserve Corp.	410,448
4,939	Franklin Electric Co., Inc.	464,760
11,667	Gates Industrial Corp. plc*	162,055
3,314	Gencor Industries, Inc.*	50,936
1,794	Gorman-Rupp Co. (The)	44,850
459	Graham Corp.*	6,004
3,709	Helios Technologies, Inc.	242,569
4,894	Hillenbrand, Inc.	232,612
1,170	Hurco Cos., Inc.	29,624
1,014	Hyster-Yale Materials Handling, Inc., Class A	50,588
219	ITT, Inc.	18,900
3,393	John Bean Technologies Corp.	370,821
951	Kadant, Inc.	198,303
7,094	Kennametal, Inc.	195,653
1,529	L.B. Foster Co., Class A*	17,553
1,158	Lindsay Corp.	175,009
3,189	Luxfer Holdings plc	53,894

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Machinery, continued
3,228	Manitex International, Inc.*	$16,818
2,653	Manitowoc Co., Inc. (The)*	45,340
589	Mayville Engineering Co., Inc.*	8,788
1,424	Miller Industries, Inc.	50,338
5,806	Mueller Industries, Inc.	426,625
17,126	Mueller Water Products, Inc., Class A	238,736
3,562	NN, Inc.*	3,811
920	Omega Flex, Inc.	102,525
2,691	Oshkosh Corp.	223,837
723	P&F Industries, Inc., Class A	3,767
1,229	Park-Ohio Holdings Corp.	14,846
3,123	Proto Labs, Inc.*	103,527
235	RBC Bearings, Inc.*	54,692
6,810	REV Group, Inc.	81,652
3,869	Shyft Group, Inc. (The)	88,020
3,392	SPX Technologies, Inc.*	239,407
1,443	Standex International Corp.	176,681
466	Taylor Devices, Inc.*	9,339
2,098	Tennant Co.	143,776
7,935	Terex Corp.	383,895
3,796	The Greenbrier Cos., Inc.	122,117
3,793	Timken Co.	309,964
8,711	Titan International, Inc.*	91,291
8,005	Trinity Industries, Inc.	195,002
1,747	Twin Disc, Inc.*	16,806
6,843	Wabash National Corp.	168,269
2,870	Watts Water Technologies, Inc., Class A	483,078

		10,519,404

Marine Transportation (0.3%):
9,113	Costamare, Inc.	85,753
315	Eneti, Inc.	2,945
6,304	Genco Shipping & Trading, Ltd.	98,721
4,186	Kirby Corp.*	291,764
3,488	Matson, Inc.	208,129

		687,312

Media (0.7%):
6,248	Altice USA, Inc., Class A*	21,368
3,441	AMC Networks, Inc., Class A*	60,493
478	Beasley Broadcast Group, Inc., Class A*	394
3,595	Boston Omaha Corp., Class A*	85,094
7,836	comScore, Inc.*	9,638
198	Daily Journal Corp.*	56,422
976	DallasNews Corp.	4,314
6,737	E.W. Scripps Co. (The), Class A*	63,395
12,895	Entravision Communications Corp., Class A	78,015
5,880	Gannett Co, Inc.*	10,996
7,507	Gray Television, Inc.	65,461
1,608	iHeartMedia, Inc., Class A*	6,271
5,763	Integral Ad Science Holding Corp.*	82,238
5,004	John Wiley & Sons, Inc., Class A	194,005
5,805	Magnite, Inc.*	53,754
348	Marchex, Inc., Class B*	633
3,785	New York Times Co. (The), Class A	147,161
364	Nexstar Media Group, Inc.	62,848
605	Pubmatic, Inc.*	8,361
3,615	Quotient Technology, Inc.*	11,857
3,440	Scholastic Corp.	117,717
7,113	Stagwell, Inc.*	52,778
3,284	TechTarget, Inc.*	118,618

Shares		Value
Common Stocks, continued

Media, continued
10,206	TEGNA, Inc.	$172,584
3,183	Thryv Holdings, Inc.*	73,400
1,165	WideOpenWest, Inc.*	12,384

		1,570,199

Metals & Mining (2.2%):
2,001	Alpha Metallurgical Resources, Inc.	312,156
2,124	Ampco-Pittsburgh Corp.*	5,204
1,062	Arconic Corp.*	27,856
1,338	Ascent Industries Co.*	12,229
17,904	ATI, Inc.*	706,492
6,343	Carpenter Technology Corp.	283,913
14,713	Century Aluminum Co.*	147,130
27,193	Coeur Mining, Inc.*	108,500
12,935	Commercial Metals Co.	632,522
4,961	Compass Minerals International, Inc.	170,113
15,692	Ferroglobe plc*	77,518
515	Fortitude Gold Corp.	3,672
1,805	Gold Resource Corp.	1,895
2,714	Haynes International, Inc.	135,944
49,711	Hecla Mining Co.	314,671
754	Kaiser Aluminum Corp.	56,271
2,268	Materion Corp.	263,088
937	McEwen Mining, Inc.*	7,936
9,300	MP Materials Corp.*	262,167
665	Olympic Steel, Inc.	34,720
4,868	Ryerson Holding Corp.	177,098
2,862	Schnitzer Steel Industries, Inc., Class A	89,008
6,647	SunCoke Energy, Inc.	59,690
7,248	TimkenSteel Corp.*	132,928
9,051	United States Steel Corp.	236,231
1,458	Universal Stainless & Alloy Products, Inc.*	13,632
2,207	Warrior Met Coal, Inc.	81,019
5,427	Worthington Industries, Inc.	350,856

		4,704,459

Multi-Utilities (0.6%):
7,625	Avista Corp.	323,681
6,714	Black Hills Corp.	423,653
5,832	NorthWestern Corp.	337,440
2,008	Unitil Corp.	114,536

		1,199,310

Oil, Gas & Consumable Fuels (4.3%):
2,222	Alto Ingredients, Inc.*	3,333
1,382	Amplify Energy Corp.*	9,494
52,225	Antero Midstream Corp.	547,840
1,758	Arch Resources, Inc.	231,107
3,948	Ardmore Shipping Corp.	58,707
9,758	Berry Corp.	76,600
5,609	California Resources Corp.	215,947
4,863	Callon Petroleum Co.*	162,619
882	Centrus Energy Corp., Class A*	28,400
735	Chord Energy Corp.	98,931
478	Civitas Resources, Inc.	32,667
21,990	Clean Energy Fuel Corp.*	95,876
17,318	CNX Resources Corp.*	277,434
17,410	Comstock Resources, Inc.	187,854
3,124	CONSOL Energy, Inc.	182,036
8,717	CVR Energy, Inc.	285,743
6,942	Delek US Holdings, Inc.	159,319

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Oil, Gas & Consumable Fuels, continued
3,982	Denbury, Inc.*	$348,943
17,465	DHT Holdings, Inc.	188,797
5,245	Dorian LPG, Ltd.	104,585
2,631	DT Midstream, Inc.	129,892
1,841	Earthstone Energy, Inc.*	23,951
35,592	Enlink Midstream LLC	385,817
15,991	Equitrans Midstream Corp.	92,428
2,943	Evolution Petroleum Corp.	18,570
5,232	Green Plains, Inc.*	162,140
741	Gulfport Energy Corp.*	59,280
3,562	International Seaways, Inc.	148,464
41,871	Kosmos Energy, Ltd.*	311,520
13,505	Magnolia Oil & Gas Corp., Class A	295,489
8,034	Matador Resources Co.	382,820
9,109	Murphy Oil Corp.	336,851
245	NACCO Industries, Inc., Class A	8,837
19,107	Nordic American Tankers, Ltd.	75,664
897	Northern Oil and Gas, Inc.	27,224
5,300	Overseas Shipholding Group, Inc.*	20,670
5,769	PAR Pacific Holdings, Inc.*	168,455
13,132	PBF Energy, Inc., Class A	569,404
3,598	PDC Energy, Inc.	230,920
11,090	Peabody Energy Corp.*	283,904
16,331	Permian Resources Corp.	171,476
2,410	PHX Minerals, Inc.	6,314
6	PrimeEnergy Resources Corp.*	505
5,480	Range Resources Corp.	145,056
523	Ranger Oil Corp.	21,359
1,817	REX American Resources Corp.*	51,948
5,496	SandRidge Energy, Inc.*	79,197
7,258	Scorpio Tankers, Inc.	408,698
13,204	SFL Corp., Ltd.	125,438
3,500	Sitio Royalties Corp., Class A	79,100
12,500	SM Energy Co.	352,000
40,654	Southwestern Energy Co.*	203,270
7,811	Talos Energy, Inc.*	115,915
6,156	Teekay Shipping Corp.*	38,044
4,811	Teekay Tankers, Ltd., Class A*	206,536
1,933	Vital Energy, Inc.*	88,029
11,767	W&T Offshore, Inc.*	59,776
7,161	World Fuel Services Corp.	182,964

		9,364,157

Paper & Forest Products (0.3%):
2,555	Clearwater Paper Corp.*	85,388
3,299	Glatfelter Corp.	10,524
7,340	Louisiana-Pacific Corp.	397,902
10,003	Mercer International, Inc.	97,779
851	Sylvamo Corp.	39,367

		630,960

Passenger Airlines (0.4%):
4,152	Alaska Air Group, Inc.*	174,218
1,985	Allegiant Travel Co.*	182,580
1,769	Copa Holdings SA, Class A*	163,367
1,436	Frontier Group Holdings, Inc.*	14,130
6,778	Hawaiian Holdings, Inc.*	62,087
25,978	JetBlue Airways Corp.*	189,120
4,173	SkyWest, Inc.*	92,516

Shares		Value
Common Stocks, continued

Passenger Airlines, continued
4,325	Spirit Airlines, Inc.	$74,260

		952,278

Personal Care Products (1.0%):
9,778	BellRing Brands, Inc.*	332,452
4,160	Coty, Inc., Class A*	50,169
5,591	Edgewell Personal Care Co.	237,170
5,839	elf Beauty, Inc.*	480,842
4,508	Herbalife Nutrition, Ltd.*	72,579
3,887	Inter Parfums, Inc.	552,887
900	Lifevantage Corp.	3,231
1,046	Medifast, Inc.	108,439
1,387	Natural Alternatives International, Inc.*	12,802
369	Natural Health Trends Corp.	1,823
3,865	Natures Sunshine Products, Inc.*	39,462
4,261	Nu Skin Enterprises, Inc., Class A	167,500
340	United-Guardian, Inc.	3,158
2,073	Usana Health Sciences, Inc.*	130,392

		2,192,906

Pharmaceuticals (1.1%):
1,113	Aclaris Therapeutics, Inc.*	9,004
9,876	Amneal Pharmaceuticals, Inc.*	13,728
5,039	Amphastar Pharmaceuticals, Inc.*	188,962
1,824	ANI Pharmaceuticals, Inc.*	72,449
2,880	Cara Therapeutics, Inc.*	14,141
4,640	Collegium Pharmaceutical, Inc.*	111,314
8,031	Corcept Therapeutics, Inc.*	173,951
3,415	Cumberland Pharmaceuticals, Inc.*	6,659
5,512	Cymabay Therapeutics, Inc.*	48,065
1,163	EyePoint Pharmaceuticals, Inc.*^	3,419
4,130	Harmony Biosciences Holdings, Inc.*	134,844
2,485	Harrow Health, Inc.*	52,583
8,756	Innoviva, Inc.*	98,505
1,693	Ligand Pharmaceuticals, Inc.*	124,537
10,744	Nektar Therapeutics*	7,552
882	NGM Biopharmaceuticals, Inc.*	3,599
7,543	Organon & Co.	177,411
4,377	Pacira BioSciences, Inc.*	178,625
6,939	Perrigo Co. plc	248,902
3,419	Phibro Animal Health Corp., Class A	52,379
5,147	Prestige Consumer Healthcare, Inc.*	322,357
420	Relmada Therapeutics, Inc.*	949
911	scPharmaceuticals, Inc.*	8,263
5,073	SIGA Technologies, Inc.	29,170
5,644	Supernus Pharmaceuticals, Inc.*	204,482
2,116	Taro Pharmaceutical Industries, Ltd.*	51,461
3,288	Terns Pharmaceuticals, Inc.*	38,930

		2,376,241

Professional Services (2.1%):
5,555	ASGN, Inc.*	459,232
1,144	Barrett Business Services, Inc.	101,404
558	CACI International, Inc., Class A*	165,324
6,276	CBIZ, Inc.*	310,599
490	CRA International, Inc.	52,832
5,170	Dun & Bradstreet Holdings, Inc.	60,696
5,277	Exponent, Inc.	526,064
2,635	Forrester Research, Inc.*	85,242
1,760	Franklin Covey Co.*	67,707
2,543	Heidrick & Struggles International, Inc.	77,205

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Professional Services, continued
2,277	Huron Consulting Group, Inc.*	$183,003
1,077	IBEX Holdings, Ltd.*	26,279
2,245	ICF International, Inc.	246,277
3,565	Insperity, Inc.	433,326
668	KBR, Inc.	36,773
4,618	Kelly Services, Inc., Class A	76,613
2,422	Kforce, Inc.	153,167
5,109	Korn Ferry	264,340
1,919	ManpowerGroup, Inc.	158,375
1,332	Mastech Digital, Inc.*	16,417
3,943	Mistras Group, Inc.*	26,734
4,105	Resources Connection, Inc.	70,031
3,126	Science Applications International Corp.	335,920
5,468	TriNet Group, Inc.*	440,775
4,565	TrueBlue, Inc.*	81,257
505	Willdan Group, Inc.*	7,888

		4,463,480

Real Estate Management & Development (0.8%):
1,580	AMREP Corp.*	22,104
395	CKX Lands, Inc.*	3,725
10,668	Compass, Inc., Class A*	34,458
15,704	Cushman & Wakefield plc*	165,520
11,655	Douglas Elliman, Inc.	36,247
913	eXp World Holdings, Inc.	11,586
1,627	Five Point Holdings LLC, Class A*	3,840
5,226	Forestar Group, Inc.*	81,317
971	FRP Holdings, Inc.*	56,201
4,346	Howard Hughes Corp. (The)*	347,680
10	J.W. Mays, Inc.*	454
14,336	Kennedy-Wilson Holdings, Inc.	237,834
3,651	Marcus & Millichap, Inc.	117,234
1,035	Maui Land & Pineapple Co., Inc.*	12,379
17,049	Newmark Group, Inc.	120,707
1,207	Rafael Holdings, Inc., Class B*	1,871
688	RE/MAX Holdings, Inc., Class A	12,907
3,740	Realogy Holdings Corp.*	19,747
308	Stratus Properties, Inc.	6,160
4,527	Tejon Ranch Co.*	82,708
2,198	The RMR Group, Inc., Class A	57,675
5,902	The St Joe Co.	245,582

		1,677,936

Semiconductors & Semiconductor Equipment (3.6%):
2,944	Alpha & Omega Semiconductor, Ltd.*	79,341
3,209	Ambarella, Inc.*	248,441
23,055	Amkor Technology, Inc.	599,891
1,301	Amtech Systems, Inc.*	12,412
4,607	Axcelis Technologies, Inc.*	613,883
2,777	AXT, Inc.*	11,052
2,382	CEVA, Inc.*	72,484
5,561	Cirrus Logic, Inc.*	608,262
4,518	Cohu, Inc.*	173,446
5,088	Diodes, Inc.*	471,963
7,567	FormFactor, Inc.*	241,009
4,679	GSI Technology, Inc.*	8,048
3,150	Ichor Holdings, Ltd.*	103,131
1,349	inTEST Corp.*	27,978
5,112	Kulicke & Soffa Industries, Inc.	269,351
4,134	MACOM Technology Solutions Holdings, Inc.*	292,853
1,636	MagnaChip Semiconductor Corp.*	15,182

Shares		Value
Common Stocks, continued

Semiconductors & Semiconductor Equipment, continued
8,358	MaxLinear, Inc., Class A*	$294,285
787	MKS Instruments, Inc.	69,744
1,056	NVE Corp.	87,637
5,286	Onto Innovation, Inc.*	464,534
5,443	PDF Solutions, Inc.*	230,783
2,693	Photronics, Inc.*	44,650
2,109	Pixelworks, Inc.*	3,121
5,868	Power Integrations, Inc.	496,667
12,138	Rambus, Inc.*	622,194
6,562	Semtech Corp.*	158,407
2,296	Silicon Laboratories, Inc.*	402,007
2,252	SMART Global Holdings, Inc.*	38,824
3,812	Synaptics, Inc.*	423,704
5,069	Ultra Clean Holdings, Inc.*	168,088
1,328	Universal Display Corp.	206,013
4,871	Veeco Instruments, Inc.*	102,924

		7,662,309

Software (2.9%):
8,280	A10 Networks, Inc.	128,257
11,371	ACI Worldwide, Inc.*	306,790
7,970	Adeia, Inc.	70,614
2,981	Agilysys, Inc.*	245,962
5,632	Alarm.com Holdings, Inc.*	283,177
2,145	Altair Engineering, Inc.*	154,676
5,064	American Software, Inc., Class A	63,857
796	Appfolio, Inc.*	99,086
935	Asure Software, Inc.*	13,558
6,178	AvidXchange Holdings, Inc.*	48,188
2,785	Aware, Inc.*	4,735
6,035	Blackbaud, Inc.*	418,226
12,665	Box, Inc.*	339,295
2,942	Cerence, Inc.*	82,641
3,799	Cognyte Software, Ltd.*	12,879
4,305	CommVault Systems, Inc.*	244,266
2,247	Consensus Cloud Solutions, Inc.*	76,600
6,335	DoubleVerify Holdings, Inc.*	191,000
5,396	E2open Parent Holdings, Inc.*	31,405
3,520	Ebix, Inc.	46,429
1,400	eGain Corp.*	10,626
2,921	EngageSmart, Inc.*	56,229
4,266	Envestnet, Inc.*	250,286
1,029	Guidewire Software, Inc.*	84,429
1,398	Informatica, Inc., Class A*	22,927
2,755	InterDigital, Inc.	200,840
5,474	Jamf Holding Corp.*	106,305
4,429	JFrog, Ltd.*	87,251
7,700	LiveRamp Holdings, Inc.*	168,861
3,178	Mitek Systems, Inc.*	30,477
554	Model N, Inc.*	18,542
13,710	NCR Corp.*	323,419
4,082	Olo, Inc., Class A*	33,309
1,242	ON24, Inc.*	10,880
3,431	OneSpan, Inc.*	60,042
4,551	Progress Software Corp.	261,455
293	Q2 Holdings, Inc.*	7,214
3,599	Qualys, Inc.*	467,942
7,922	Rimini Street, Inc.*	32,639
3,449	Sapiens International Corp. NV	74,912
539	Shotspotter, Inc.*	21,193

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Software, continued
1,900	Smith Micro Software, Inc.*	$2,204
4,640	SolarWinds Corp.*	39,904
2,387	SPS Commerce, Inc.*	363,540
3,200	Sumo Logic, Inc.*	38,336
3,280	Synchronoss Technologies, Inc.*	3,083
9,872	Teradata Corp.*	397,644
870	Upland Software, Inc.*	3,741
6,778	Verint Systems, Inc.*	252,413
3,188	Xperi, Inc.*	34,845

		6,327,129

Specialty Retail (2.9%):
1,021	1-800-Flowers.com, Inc., Class A*	11,742
3,889	Aaron’s Co., Inc. (The)	37,568
6,589	Abercrombie & Fitch Co., Class A*	182,845
10,052	Academy Sports & Outdoors, Inc.	655,893
23,952	American Eagle Outfitters, Inc.	321,915
840	America’s Car-Mart, Inc.*	66,536
1,088	Asbury Automotive Group, Inc.*	228,480
441	AutoNation, Inc.*	59,253
5,705	Barnes & Noble Education, Inc.*	8,672
1,634	Big 5 Sporting Goods Corp.	12,565
3,059	Boot Barn Holdings, Inc.*	234,442
1,732	Build-A-Bear Workshop, Inc.	40,252
4,212	Caleres, Inc.	91,106
407	Camping World Holdings, Inc., Class A	8,494
2,166	CarParts.com, Inc.*	11,566
1,799	Cato Corp., Class A	15,903
15,144	Chico’s FAS, Inc.*	83,292
1,682	Citi Trends, Inc.*	31,992
2,251	Conn’s, Inc.*	13,641
5,322	Designer Brands, Inc., Class A	46,514
4,253	Destination XL Group, Inc.*	23,434
738	Duluth Holdings, Inc.*	4,708
9,025	Foot Locker, Inc.	358,202
950	Franchise Group, Inc.	25,888
8,222	Gap, Inc. (The)	82,549
1,751	Genesco, Inc.*	64,577
753	Group 1 Automotive, Inc.	170,494
5,310	Guess?, Inc.	103,333
2,627	Haverty Furniture Cos., Inc.	83,828
1,759	Hibbett, Inc.	103,746
861	J Jill, Inc.*	22,420
1,300	Lands’ End, Inc.*	12,636
8,685	Leslie’s, Inc.*	95,622
1,529	LL Flooring Holdings, Inc.*	5,810
1,251	MarineMax, Inc.*	35,966
3,840	Monro, Inc.	189,811
1,446	Murphy U.S.A., Inc.	373,140
9,122	National Vision Holdings, Inc.*	171,858
2,301	ODP Corp. (The)*	103,499
443	OneWater Marine, Inc.*	12,391
159	Penske Automotive Group, Inc.	22,548
3,370	PetMed Express, Inc.	54,729
2,414	Revolve Group, Inc.*	63,488
9,361	Sally Beauty Holdings, Inc.*	145,844
3,524	Shoe Carnival, Inc.	90,391
4,223	Signet Jewelers, Ltd.	328,465
2,863	Sleep Number Corp.*	87,064
1,077	Sonic Automotive, Inc., Class A	58,524

Shares		Value
Common Stocks, continued

Specialty Retail, continued
5,038	Sportsman’s Warehouse Holdings, Inc.*	$42,722
5,832	The Buckle, Inc.	208,144
1,618	The Children’s Place, Inc.*	65,125
4,201	The Container Store Group, Inc.*	14,409
1,307	Tile Shop Holdings, Inc.*	6,130
2,271	Tilly’s, Inc.*	17,509
624	TravelCenters of America, Inc.*	53,976
5,782	Upbound Group, Inc.	141,717
9,674	Urban Outfitters, Inc.*	268,163
3,486	Victoria’s Secret & Co.*	119,047
507	Winmark Corp.	162,458
2,194	Zumiez, Inc.*	40,457

		6,197,493

Technology Hardware, Storage & Peripherals (0.4%):
1,308	AstroNova, Inc.*	18,430
4,079	Avid Technology, Inc.*	130,447
1,673	Intevac, Inc.*	12,263
6,812	Stratasys, Ltd.*	112,602
4,935	Super Micro Computer, Inc.*	525,824
1,590	TransAct Technologies, Inc.*	9,842
600	Turtle Beach Corp.*	6,012
9,858	Xerox Holdings Corp.	151,813

		967,233

Textiles, Apparel & Luxury Goods (1.2%):
4,805	Capri Holdings, Ltd.*	225,835
4,104	Carter’s, Inc.	295,160
4,005	Columbia Sportswear Co.	361,411
2,291	Culp, Inc.	11,913
2,091	Fossil Group, Inc.*	6,691
5,172	G-III Apparel Group, Ltd.*	80,424
1,322	Hanesbrands, Inc.	6,954
6,230	Kontoor Brands, Inc.	301,470
816	Lakeland Industries, Inc.	11,914
1,625	Movado Group, Inc.	46,751
1,628	Oxford Industries, Inc.	171,900
3,974	PVH Corp.	354,322
674	Rocky Brands, Inc.	15,549
8,848	Steven Madden, Ltd.	318,528
418	Superior Group of Cos., Inc.	3,290
11,206	Under Armour, Inc., Class A*	106,345
11,499	Under Armour, Inc., Class C*	98,086
957	Unifi, Inc.*	7,819
1,916	Vera Bradley, Inc.*	11,477
6,915	Wolverine World Wide, Inc.	117,901

		2,553,740

Tobacco (0.2%):
763	Turning Point Brands, Inc.	16,023
2,298	Universal Corp.	121,541
19,624	Vector Group, Ltd.	235,684

		373,248

Trading Companies & Distributors (2.6%):
13,246	Air Lease Corp.	521,495
2,483	Alta Equipment Group, Inc.	39,356
5,148	Applied Industrial Technologies, Inc.	731,685
7,216	Beacon Roofing Supply, Inc.*	424,662
1,151	BlueLinx Holdings, Inc.*	78,222
2,610	Boise Cascade Co.	165,082
2,629	DXP Enterprises, Inc.*	70,773

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Trading Companies & Distributors, continued
2,463	EVI Industries, Inc.*	$48,767
3,079	GATX Corp.	338,752
4,153	Global Industrial Co.	111,467
1,159	GMS, Inc.*	67,094
2,840	H&E Equipment Services, Inc.	125,613
3,306	Herc Holdings, Inc.	376,553
1,400	Hudson Technologies, Inc.*	12,222
2,937	McGrath Rentcorp	274,051
9,914	MRC Global, Inc.*	96,364
4,207	MSC Industrial Direct Co., Inc.	353,388
13,081	NOW, Inc.*	145,853
3,662	Rush Enterprises, Inc., Class A	199,945
876	Rush Enterprises, Inc., Class B	52,464
681	SiteOne Landscape Supply, Inc.*	93,208
4,207	Textainer Group Holdings, Ltd.	135,087
3,252	Titan Machinery, Inc.*	99,023
1,171	Transcat, Inc.*	104,676
6,285	Triton International, Ltd.	397,338
5,651	Univar Solutions, Inc.*	197,955
1,384	Veritiv Corp.	187,034
576	WESCO International, Inc.	89,015

		5,537,144

Water Utilities (0.6%):
3,880	American States Water Co.	344,893
933	Artesian Resources Corp.	51,651
5,298	California Water Service Group	308,344
1,256	Consolidated Water Co., Ltd.	20,636
1,823	Middlesex Water Co.	142,413
4,988	Pure Cycle Corp.*	47,136
3,168	SJW Group	241,180
1,701	York Water Co. (The)	76,035

		1,232,288

Wireless Telecommunication Services (0.2%):
8,428	Gogo, Inc.*	122,206
5,245	Shenandoah Telecommunications Co.	99,760
2,722	Spok Holdings, Inc.	27,574
11,047	Telephone and Data Systems, Inc.	116,104
3,950	United States Cellular Corp.*	81,883

		447,527

Total Common Stocks (Cost $199,037,185)		214,797,538

Shares		Value
Preferred Stocks (0.0%†):

Media (0.0%†):
430	Liberty Broadband Corp., Series A, 7.00%	$9,843

Trading Companies & Distributors (0.0%†):
2,540	WESCO International, Inc., Series A, 10.63%	68,859

Total Preferred Stocks (Cost $70,827)		78,702

Rights (0.0%†):

Biotechnology (0.0%†):
8,857	Achillion Pharm CVR, Expires on 1/29/49*	12,666
1,262	Albireo Pharma, Inc. CVR, Expires on 3/2/26*	2,713
2,004	Chinook Therapeutics CVR, Expires on 12/31/49*	4,910

		20,289

Health Care (0.0%†):
4,400	Progenics Pharmaceuticals, Inc., Expires on 12/31/49*	5,060

Oil, Gas & Consumable Fuels (0.0%†):
5,401	Resolute Fst CVR, Expires on 1/1/26*	7,670

Pharmaceuticals (0.0%†):
8,452	Xeris BioPharma Hold CVR, Expires on 10/6/49*	3,007

Trading Companies & Distributors (0.0%†):
79	Communications Systems I CVR, Expires on 1/1/29*	349

Total Rights (Cost $–)		36,375

Principal Amount
Short-Term Security Held as Collateral for Securities on Loan (0.1%):
188,203	BlackRock Liquidity FedFund, Institutional Class, 2.54%(b)(c)	188,203

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $188,203)		188,203

Shares
Unaffiliated Investment Company (0.3%):

Money Markets (0.3%):
709,728	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.43%(c)	709,728

Total Unaffiliated Investment Company (Cost $709,728)		709,728

Total Investment Securities (Cost $200,005,943) — 100.1%		215,810,546
Net other assets (liabilities) — (0.1)%		(311,699)

Net Assets — 100.0%		$215,498,847

Percentages indicated are based on net assets as of March 31, 2023

CVR         -     Contingency Valued Rights

^	This security or a partial position of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $196,953.
†	Represents less than 0.05%.
*	Non-income producing security.
(a)	Security was valued using unobservable inputs as of March 31, 2023.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(c)	The rate represents the effective yield at March 31, 2023.

Amounts shown as “—” are either 0 or round to less than 1.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Asset Backed Securities (4.1%):
$907,000	American Express Credit Account Master Trust, Class A, Series 2022-3, 3.75%, 8/16/27	$891,517
2,226,955	American Homes 4 Rent LLC, Class A, Series 2014- SFR3, 3.68%, 12/17/36(a)	2,172,600
6,522,000	BA Credit Card Trust, Class A2, Series 2022-A2, 5.00%, 4/17/28	6,602,096
1,640,000	Benchmark Mortgage Trust, Class A4, Series 2018- B7, 4.51%, 11/15/51, Callable 11/15/28 @ 100	1,569,790
6,787,000	Capital One Multi-Asset Execution Trust, Class A, Series 2022-A3, 4.95%, 10/15/27	6,856,962
341,000	Capital One Multi-Asset Execution Trust, Class A, Series 2022-A2, 3.49%, 5/15/27	332,638
1,070,000	Capital One Multi-Asset Execution Trust, Class A2, Series 2021-A2, 1.39%, 7/15/30	915,876
1,612,000	Carmax Auto Owner Trust, Class A3, Series 2022-4, 5.34%, 8/16/27, Callable 9/15/26 @ 100	1,630,566
1,973,048	CarMax Auto Owner Trust, Class A2A, Series 2022- 2, 2.81%, 5/15/25, Callable 2/15/26 @ 100	1,955,800
138,708	College Ave Student Loans LLC, Class A1, Series 2021-A, 5.95%(US0001M+110bps), 7/25/51, Callable 2/25/32 @ 100(a)	138,468
958,146	College Ave Student Loans LLC, Class A2, Series 2021-C, 2.32%, 7/26/55, Callable 12/25/34 @ 100(a)	842,322
1,035,844	College Avenue Student Loans LLC, Class A2, Series 2021-B, 1.76%, 6/25/52, Callable 1/25/34 @ 100(a)	902,399
1,880,000	Credit Acceptance Auto Loan Trust, Class A, Series 2021-3A, 1.00%, 5/15/30, Callable 11/15/24 @ 100(a)	1,817,979
30,376	Credit Acceptance Auto Loan Trust, Class A, Series 20-2A, 1.37%, 7/16/29, Callable 12/15/23 @ 100(a)	30,229
3,269,694	Credit Acceptance Auto Loan Trust, Class A, Series 2021-2A, 0.96%, 2/15/30, Callable 12/15/24 @ 100(a)	3,184,520
3,400,000	Credit Acceptance Auto Loan Trust, Class A, Series 2021-4, 1.26%, 10/15/30, Callable 4/15/25 @ 100(a)	3,222,250
415,853	EDvestinU Private Education Loan Issue No 3 LLC, Class A, Series 2021-A, 1.80%, 11/25/45(a)	374,152
773,000	Enterprise Fleet Financing LLC, Class A3, Series 2022-3, 4.29%, 7/20/29, Callable 5/20/26 @ 100(a)	740,896
2,544,785	Ford Credit Auto Lease Trust, Class A2A, Series 2022-A, 2.78%, 10/15/24, Callable 11/15/24 @ 100	2,527,512
6,228,000	Ford Credit Auto Owner Trust, Class A, Series 2023- 1, 4.85%, 8/15/35, Callable 2/15/28 @ 100(a)	6,302,263
1,955,000	Ford Credit Auto Owner Trust, Class A3, Series 2023-A, 4.65%, 2/15/28, Callable 11/15/26 @ 100	1,957,673
917,000	Ford Credit Auto Owner Trust, Class A3, Series 2022-D, 5.27%, 5/17/27, Callable 1/15/27 @ 100	927,238
424,014	Goodleap Sustainable Home Solutions Trust, Class A, Series 2022-1GS, 2.70%, 1/20/49, Callable 7/20/36 @ 100(a)	345,579
1,622,304	GoodLeap Sustainable Home Solutions Trust, Class A, Series 2021-4GS, 1.93%, 7/20/48, Callable 8/20/36 @ 100(a)	1,293,282
888,691	GoodLeap Sustainable Home Solutions Trust, Class A, Series 2021-5CS, 2.31%, 10/20/48, Callable 9/20/36 @ 100(a)	708,084

Principal Amount		Value
Asset Backed Securities, continued
$1,876,837	GoodLeap Sustainable Home Solutions Trust, Class A, Series 2022-3CS, 4.95%, 7/20/49, Callable 12/20/36 @ 100(a)	$1,757,971
2,960,000	GPMT, Ltd., Class A, Series 2021-FL4, 6.10%(US0001M+135bps), 11/15/36, Callable 11/20/23 @ 100(a)	2,852,278
1,467,000	Honda Auto Receivables Owner Trust, Class A3, Series 2023-1, 5.04%, 4/21/27, Callable 6/21/26 @ 100	1,477,214
6,226,000	Hyundai Auto Receivables Trust, Class A3, Series 2022-C, 5.39%, 6/15/27, Callable 3/15/27 @ 100	6,295,929
1,390,000	Lendmark Funding Trust, Class A, Series 2021-1A, 1.90%, 11/20/31, Callable 5/20/26 @ 100(a)	1,214,151
1,200,000	Mariner Finance Issuance Trust, Class A, Series 2021-AA, 1.86%, 3/20/36, Callable 3/20/26 @ 100(a)	1,066,090
1,605,000	Mercedes-Benz Auto Receivables Trust, Class A3, Series 2023-1, 4.51%, 11/15/27, Callable 10/15/26 @ 100	1,601,828
156,000	Mercedes-Benz Auto Receivables Trust, Class A3, Series 2022-1, 5.21%, 8/16/27, Callable 8/15/26 @ 100	157,615
966,818	Mosaic Solar Loan Trust, Class A, Series 2022-D, 6.16%, 6/20/53, Callable 5/20/34 @ 100(a)	985,834
1,523,754	Mosaic Solar Loan Trust, Class A, Series 2022-1A, 2.64%, 1/20/53, Callable 9/20/37 @ 100(a)	1,341,794
889,131	Mosaic Solar Loan Trust, Class A, Series 2022-2A, 4.38%, 1/21/53, Callable 5/20/40 @ 100(a)	834,031
990,990	Navient Private Education Loan Trust, Class A1B, Series 2020-lA, 5.68%(US0001M+100bps), 4/15/69, Callable 8/15/31 @ 100(a)	968,106
73,776	Navient Private Education Loan Trust, Class A2A, Series 2018-BA, 3.61%, 12/15/59, Callable 3/15/28 @ 100(a)	71,570
6,290,444	Navient Private Education Refi Loan Trust, Class A, Series 2021-EA, 0.97%, 12/16/69, Callable 8/15/29 @ 100(a)	5,336,929
2,109,255	Navient Private Education Refi Loan Trust, Class A2A, Series 2019-D, 3.01%, 12/15/59, Callable 7/15/31 @ 100(a)	1,978,547
1,995,841	Navient Private Education Refi Loan Trust, Class A, Series 20-FA, 1.22%, 7/15/69, Callable 3/15/27 @ 100(a)	1,834,086
430,277	Navient Private Education Refi Loan Trust, Class A, Series 2021-A, 0.84%, 5/15/69, Callable 2/15/28 @ 100(a)	375,439
2,079,210	Navient Private Education Refi Loan Trust, Class A, Series 2021-DA, 5.76%(PRIME-(199)bps), 4/15/60, Callable 5/15/32 @ 100(a)	1,932,054
4,145,349	Navient Private Education Refi Loan Trust, Class A, Series 2022-BA, 4.16%, 10/15/70, Callable 8/15/29 @ 100(a)	4,005,508
4,145,583	Navient Student Loan Trust, Class A2B, Series 2019-D, 5.73%(US0001M+105bps), 12/15/59, Callable 7/15/31 @ 100(a)	4,053,018
117,259	Navient Student Loan Trust, Class A2, Series 2018- EA, 4.00%, 12/15/59, Callable 4/15/25 @ 100(a)	114,687

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Asset Backed Securities, continued
$823,749	Navient Student Loan Trust, Class A2B, Series 2020-CA, 6.28%(US0001M+160bps), 11/15/68, Callable 5/15/31 @ 100(a)	$826,703
3,467,942	Nelnet Student Loan Trust, Class AFL, Series 2021- CA, 5.50%(US0001M+74bps), 4/20/62, Callable 6/20/31 @ 100(a)	3,381,629
2,474,039	Nelnet Student Loan Trust, Class AFX, Series 2021- DA, 1.63%, 4/20/62, Callable 10/20/31 @ 100(a)	2,276,162
5,730,124	Nelnet Student Loan Trust, Class AFL, Series 2021- BA, 5.54%(US0001M+78bps), 4/20/62, Callable 7/20/29 @ 100(a)	5,647,024
3,003,993	Nelnet Student Loan Trust, Class APT2, Series 2021-A, 1.36%, 4/20/62, Callable 9/20/29 @ 100(a)	2,723,238
1,400,000	PFS Financing Corp., Class A, Series 2021-A, 0.71%, 4/15/26(a)	1,350,261
5,039,000	PFS Financing Corp., Class A, Series 2023-1A, 5.80%, 3/15/28	5,040,307
489,160	Prodigy Finance CM2021-1 DAC, Class A, Series 2021-1A, 6.10%(US0001M+125bps), 7/25/51, Callable 2/25/27 @ 100(a)	479,518
2,009,000	Regional Management Issuance Trust, Class A, Series 2021-2, 1.90%, 8/15/33, Callable 8/15/26 @ 100(a)	1,714,679
1,118,135	SMB Private Education Loan Trust, Class APT1, Series 2021-C, 1.39%, 1/15/53(a)	997,649
265,562	SMB Private Education Loan Trust, Class A2B, Series 2020-A, 5.51%(US0001M+83bps), 9/15/37(a)	259,333
3,384,521	SMB Private Education Loan Trust, Class A2A1, Series 2021-A, 5.41%(US0001M+73bps), 1/15/53(a)	3,276,777
490,000	SMB Private Education Loan Trust, Class B, Series 2021-A, 2.31%, 1/15/53(a)	440,772
1,835,486	SMB Private Education Loan Trust, Class A1B, Series 2022-C, 6.41%(SOFR30A+185bps), 5/16/50(a)	1,847,315
1,613,769	SMB Private Education Loan Trust, Class A1A, Series BA, 1.29%, 7/15/53(a)	1,456,226
3,145,503	SMB Private Education Loan Trust, Class APT, Series 2022-A, 2.85%, 11/16/54(a)	2,853,840
307,294	SMB Private Education Loan Trust, Class A2B, Series 2017-B, 5.43%(US0001M+75bps), 10/15/35(a)	304,435
553,283	SoFi Professional Loan Program, Class AFX, Series 2020-C, 1.95%, 2/15/46, Callable 4/15/28 @ 100(a)	501,007
1,112,915	SoFi Professional Loan Program, Class A2FX, Series 2017-F, 2.84%, 1/25/41, Callable 6/25/25 @ 100(a)	1,076,115
1,094,945	SoFi Professional Loan Program, Class A2FX, Series 2020-A, 2.54%, 5/15/46, Callable 6/15/27 @ 100(a)	1,018,287
7,585	SoFi Professional Loan Program, Class A2B, Series 2016-D, 2.34%, 4/25/33, Callable 10/25/23 @ 100(a)	7,419
432,784	SoFi Professional Loan Program, Class A2FX, Series 2019-B, 3.09%, 8/17/48, Callable 5/15/26 @ 100(a)	411,375

Total Asset Backed Securities (Cost $131,607,313)		126,387,441

Principal Amount		Value
Collateralized Mortgage Obligations (6.4%):
$1,930,000	ACRES Commercial Realty, Ltd., Class A, Series 2021-FL2, 6.11%(US0001M+140bps), 1/15/37, Callable 12/15/23 @ 100(a)	$1,879,689
2,000,000	AIMCO CLO, Class AR, Series 2017-AA, 5.86%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(a)	1,943,938
2,810,000	Alen Mortgage Trust, Class A, Series 2021-ACEN, 5.83%(US0001M+115bps), 4/15/38(a)	2,573,289
870,000	Allegro CLO VIII,, Ltd., Class A, Series 2018-2A, 5.89%(US0003M+110bps), 7/15/31, Callable 4/15/23 @ 100(a)	855,099
998,994	Anchorage Capital CLO 7, Ltd., Class AR2, Series 2015-7A, 5.89%(US0003M+109bps), 1/28/31, Callable 4/28/23 @ 100(a)	982,511
1,170,000	Apidos CLO XX, Class A1RA, Series 2015-20A, 5.89%(US0003M+110bps), 7/16/31, Callable 4/16/23 @ 100(a)	1,152,325
950,000	Apidos Clo Xxv, Class A1R, Series 2016-25A, 5.98%(US0003M+117bps), 10/20/31, Callable 4/20/23 @ 100(a)	934,794
2,140,000	Arbor Realty Commercial Real Estate Notes, Ltd., Class A, Series 2021-FL4, 6.03%(US0001M+135bps), 11/15/36, Callable 6/15/24 @ 100(a)	2,094,641
473,838	Ares XL CLO, Ltd., Class A1RA, Series 2016-40A, 5.66%(US0003M+87bps), 1/15/29, Callable 4/15/23 @ 100(a)	468,794
500,000	Ares XXXIIR CLO, Ltd., Class A1A, Series 2014- 32RA, 5.80%(US0003M+94bps), 5/15/30, Callable 5/15/23 @ 100(a)	493,115
1,607,653	Arroyo Mortgage Trust, Class A1, Series 2022-2, 4.95%, 7/25/57, Callable 7/25/25 @ 100(a)	1,568,020
1,330,000	BANK, Class A5, Series 2021-BN38, 2.52%, 12/15/64, Callable 12/15/31 @ 100	1,082,145
3,850,000	Barclays Commercial Mortgage Trust, Class A, Series 2018-TALL, 5.56%(US0001M+72bps), 3/15/37(a)	3,540,449
1,224,787	Battalion CLO VIII, Ltd., Class A1R2, Series 2015- 8A, 5.86%(US0003M+107bps), 7/18/30, Callable 4/18/23 @ 100(a)	1,207,223
2,290,000	Battalion CLO X, Ltd., Class A1R2, Series 2016-10A, 5.99%(US0003M+117bps), 1/25/35, Callable 4/24/23 @ 100(a)	2,225,527
1,990,000	BDS, Ltd., Class A, Series 2021-FL10, 6.11%(US0001M+135bps), 12/18/36, Callable 12/16/23 @ 100(a)	1,961,481
1,040,000	Benchmark Mortgage Trust, Class B, Series 2019- B15, 3.56%, 12/15/72, Callable 12/15/29 @ 100	845,838
3,120,000	Benchmark Mortgage Trust, Class A5, Series 2019- B12, 3.12%, 8/15/52, Callable 8/15/29 @ 100	2,750,667
1,540,000	BSPRT Issuer, Ltd., Class A, Series 2021-FL7, 6.00%(US0001M+132bps), 12/15/38, Callable 12/15/23 @ 100(a)	1,492,459
3,350,000	BX Commercial Mortgage Trust, Class A, Series 2020-ViV4, 2.84%, 3/9/44, Callable 3/9/30 @ 100(a)	2,724,009
1,521,124	BX Commercial Mortgage Trust, Class A, Series 2019-XL, 5.86%(US0001M+92bps), 10/15/36(a)	1,504,110
551,000	BX Trust, Class D, Series 2019-OC11, 4.08%, 12/9/41, Callable 12/9/29 @ 100(a)	454,118

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$615,000	Cantor Commercial Real Estate Lending, Class A4, Series 2019-CF2, 2.62%, 11/15/52, Callable 10/15/29 @ 100	$542,235
603,000	Cantor Commercial Real Estate Lending, Class B, Series 2019-CF3, 3.50%, 1/15/53, Callable 12/15/29 @ 100(b)	510,678
400,000	CARLYLE US CLO, Ltd., Class A1, Series 2021-5A, 5.93%(US0003M+112bps), 7/20/34, Callable 7/20/23 @ 100(a)	388,935
2,235,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016- 6A, 5.86%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(a)	2,159,059
1,950,000	CEDR Commercial Mortgage Trust, Class A, Series 2022-SNAI, 5.82%(TSFR1M+99bps), 2/15/39(a)	1,777,113
248,720	Chase Home Lending Mortgage Trust, Class A11, Series 2019-ATR2, 5.52%(US0001M+90bps), 7/25/49, Callable 6/25/36 @ 100(a)	236,910
1,250,000	CIFC Funding, Ltd., Class A1, Series 2013-3RA, 5.80%(US0003M+98bps), 4/24/31, Callable 4/24/23 @ 100(a)	1,231,504
1,750,000	CIFC Funding, Ltd., Class A, Series 2018-3A, 5.89%(US0003M+110bps), 7/18/31, Callable 4/18/23 @ 100(a)	1,723,750
331,494	CIFC Funding, Ltd., Class A1, Series 2017-5A, 5.97%(US0003M+118bps), 11/16/30, Callable 4/17/23 @ 100(a)	326,987
711,256	CIM Trust, Class A11, Series 2019-INV3, 5.50%(US0001M+100bps), 8/25/49, Callable 5/25/35 @ 100(a)	661,765
667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48, Callable 6/10/26 @ 100	639,245
3,075,000	Commercial Mortgage Loan Trust, Class A4, Series 2015-CCRE26, 3.63%, 10/10/48, Callable 9/10/25 @ 100	2,939,777
2,253,698	Credit Suisse Mortgage Capital Certificates, Class A, Series 2020-NET, 2.26%, 8/15/37(a)	2,025,008
210,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2018-CX11, 4.03%, 4/15/51, Callable 4/15/28 @ 100(b)	196,485
1,195,000	CSAIL Commercial Mortgage Trust, Class B, Series 2019-C15, 4.48%, 3/15/52, Callable 2/15/29 @ 100	1,081,066
1,698,190	CSMC, Class A1, Series 2021-NQM8, 1.84%, 10/25/66, Callable 11/25/24 @ 100(a)(b)	1,456,464
2,335,000	CSMC, Class B, Series 2021-BHAR, 6.19%(US0001M+150bps), 11/15/38(a)	2,223,327
2,000,000	Dewolf Park CLO, Ltd., Class AR, Series 2017-1A, 5.71%(US0003M+92bps), 10/15/30, Callable 4/15/23 @ 100(a)	1,973,820
1,440,000	Diameter Capital CLO 1, Ltd., Class A1A, Series 2021-1A, 6.03%(US0003M+124bps), 7/15/36, Callable 10/15/23 @ 100(a)	1,404,112
511,365	Dryden 30 Senior Loan Fund, Class AR, Series 2013- 30A, 5.68%(US0003M+82bps), 11/15/28, Callable 5/15/23 @ 100(a)	505,543
2,000,000	Dryden 37 Senior Loan Fund, Class AR, Series 2015- 37A, 5.89%(US0003M+110bps), 1/15/31, Callable 4/15/23 @ 100(a)	1,970,349

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$2,095,000	Dryden 43 Senior Loan Fund, Class AR2, Series 2016-43A, 5.85%(US0003M+104bps), 4/20/34, Callable 4/20/23 @ 100(a)	$2,030,531
470,000	Dryden 60 CLO, Ltd., Class A, Series 2018-60A, 5.84%(US0003M+105bps), 7/15/31, Callable 4/15/23 @ 100(a)	462,010
800,000	Dryden 75 CLO, Ltd., Class AR2, Series 2019-75A, 5.83%(US0003M+104bps), 4/15/34, Callable 4/15/23 @ 100(a)	778,260
4,750,000	Elmwood CLO II, Ltd., Class AR, Series 2019-2A, 5.96%(US0003M+115bps), 4/20/34, Callable 4/20/23 @ 100(a)	4,642,897
503,846	Flagstar Mortgage Trust, Class A11, Series 2019-1, 5.50%(US0001M+95bps), 10/25/49, Callable 3/25/36 @ 100(a)	468,991
4,230,000	Flatiron CLO 18, Ltd., Class A, Series 2018-1A, 5.87%(TSFR3M+121bps), 4/17/31, Callable 4/17/23 @ 100(a)	4,167,415
1,012,403	FRESB Multifamily Mortgage Pass Through, Class A10H, Series 2019-SB60, 3.50%(US0001M+350bps), 1/25/39, Callable 12/25/28 @ 100	955,194
1,230,000	FS RIALTO, Class A, Series 2021-FL2, 5.95%(US0001M+122bps), 4/16/26, Callable 4/16/23 @ 100(a)	1,197,179
2,720,000	FS Rialto Issuer LLC, Class A, Series 2022-FL4, 6.46%(SOFR30A+190bps), 1/19/39, Callable 4/17/24 @ 100(a)	2,625,055
2,130,000	Galaxy XXVI CLO, Ltd., Class A, Series 2018-26A, 6.11%(US0003M+120bps), 11/22/31, Callable 5/22/23 @ 100(a)	2,103,803
1,122,000	Galaxy XXVII CLO, Ltd., Class A, Series 2018-27A, 5.89%(US0003M+102bps), 5/16/31, Callable 5/16/23 @ 100(a)	1,105,242
2,903,201	GCAT Trust, Class A1, Series 2021-NQM7, 1.92%, 8/25/66, Callable 5/25/30 @ 100(a)(b)	2,510,275
4,110,000	Great Wolf Trust, Class A, Series 2019-WOLF, 5.98%(TSFR1M+115bps), 12/15/36(a)	4,020,305
377,550	Grippen Park CLO, Ltd., Class A, Series 2017-1A, 6.07%(US0003M+126bps), 1/20/30, Callable 4/20/23 @ 100(a)	374,058
3,636,863	GS Mortgage Backed Securities Corp. Trust, Class A4, Series 2022-PJ2, 2.50%, 6/25/52, Callable 8/25/49 @ 100(a)(b)	2,943,018
2,105,000	GS Mortgage Securities Corp. Trust, Class B, Series 2023-FUN, 7.45%(TSFR1M+279bps), 3/15/28(a)	2,102,011
2,090,000	GS Mortgage Securities Corp. Trust, Class A, Series 2023-FUN, 6.75%(TSFR1M+209bps), 3/15/28(a)	2,061,294
1,063,210	GS Mortgage-Backed Securities Trust, Class A2, Series 2021-PJ2, 2.50%, 7/25/51, Callable 4/25/48 @ 100(a)(b)	863,028
1,645,991	GS Mortgage-Backed Securities Trust, Class A2, Series 2021-PJ6, 2.50%, 11/25/51, Callable 5/25/47 @ 100(a)(b)	1,350,227
1,025,332	Homeward Opportunities Fund Trust, Class A1, Series 2022-1, 5.08%, 7/25/67, Callable 8/25/25 @ 100(a)(b)	1,014,203
1,525,000	IMT Trust, Class BFX, Series 2017-APTS, 3.50%, 6/15/34(a)(b)	1,458,084

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,500,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2022-NXSS, 7.01%(TSFR1M+218bps), 8/15/39(a)	$1,490,636
270,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2022-OPO, 3.45%, 1/5/39(a) (b)	204,519
2,365,161	J.P. Morgan Mortgage Trust, Class A3B, Series 2022-INV3, 3.00%, 9/25/52, Callable 3/25/46 @ 100(a)(b)	1,989,322
3,660,000	JP Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2021-NYAH, 5.44%(US0001M+76bps), 6/15/38	3,531,900
451,310	JP Morgan Mortgage Trust, Class A11, Series 2019- INV2, 5.52%(US0001M+90bps), 2/25/50, Callable 12/25/40 @ 100(a)	421,530
412,626	JP Morgan Mortgage Trust, Class A11, Series 2019- INV3, 5.62%(US0001M+100bps), 5/25/50, Callable 2/25/43 @ 100(a)	384,872
107,136	JP Morgan Mortgage Trust, Class A5, Series 2019-LTV3, 3.50%, 2/25/50, Callable 10/25/24 @ 100(a)(b)	103,764
165,115	JP Morgan Mortgage Trust, Class A11, Series 2019- 7, 5.52%(US0001M+90bps), 2/25/50, Callable 11/25/35 @ 100(a)	154,147
80,113	JP Morgan Mortgage Trust, Class A11, Series 2019- LTV3, 5.47%(US0001M+85bps), 2/25/50, Callable 10/25/24 @ 100(a)	78,828
1,509,019	JP Morgan Mortgage Trust, Class A12, Series 2021- 14, 5.00%, 5/25/52, Callable 11/25/40 @ 100(a)(b)	1,470,115
987,108	JP Morgan Mortgage Trust, Class A12, Series 2021- 12, 5.00%, 2/25/52, Callable 7/25/47 @ 100(a)(b)	949,634
556,392	JP Morgan Mortgage Trust, Class A3, Series 2021- 7, 2.50%, 11/25/51, Callable 1/25/45 @ 100(a)(b)	457,806
766,823	JP Morgan Mortgage Trust, Class A3, Series 2021- 12, 2.50%, 2/25/52, Callable 7/25/47 @ 100(a)(b)	618,610
86,754	JP Morgan Mortgage Trust, Class A11, Series 2020- LTV1, 5.62%(US0001M+100bps), 6/25/50, Callable 6/25/38 @ 100(a)	85,172
700,000	JPMDB Commercial Mortgage Securities Trust, Class A5, Series 2017-C5, 3.69%, 3/15/50, Callable 4/15/27 @ 100	658,127
2,904,000	KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 5.48%(US0001M+80bps), 5/15/36(a)	2,873,069
1,000,000	LCM XVIII, LP, Class A1R, Series 18A, 5.83%(US0003M+102bps), 4/20/31, Callable 4/20/23 @ 100(a)	984,434
1,503,944	Life Mortgage Trust, Class A, Series 2021-BMR, 5.64%(US0001M+70bps), 3/15/38(a)	1,459,485
1,875,000	LoanCore Issuer, Ltd., Class A, Series 2021-CRE6, 5.98%(US0001M+130bps), 11/15/38, Callable 11/15/23 @ 100(a)	1,831,082
4,735,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Class A3, Series 2023-ELL, 5.05%, 12/1/34	4,830,931
1,120,000	Madison Park Funding LXII, Ltd., Class A1, Series 2022-62A, 6.91%(TSFR3M+225bps), 7/17/33, Callable 7/17/23 @ 100(a)	1,120,681
996,194	Madison Park Funding XVII, Ltd., Class ARR, Series 2015-18A, 5.76%(US0003M+94bps), 10/21/30, Callable 4/21/23 @ 100(a)	982,735

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,000,000	Madison Park Funding XXXV, Ltd., Class A1R, Series 2019-35A, 5.80%(US0003M+99bps), 4/20/32, Callable 4/20/23 @ 100(a)	$983,077
2,941,489	Mello Mortgage Capital Acceptance, Class A3, Series 2022-INV2, 3.00%, 4/25/52, Callable 1/25/44 @ 100(a)(b)	2,488,776
630,000	MF1, Class A, Series 2021-W10, 5.90%(SOFR30A+107bps), 12/15/24(a)	595,285
1,505,000	MHP, Class A, Series 2021-STOR, 5.38%(US0001M+70bps), 7/15/38(a)	1,444,266
1,067,684	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48, Callable 8/15/25 @ 100	1,024,963
1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49, Callable 11/15/26 @ 100	1,436,284
2,308,038	Neuberger Berman CLO XV, Class A1R2, Series 2013-15A, 5.71%(US0003M+92bps), 10/15/29, Callable 4/15/23 @ 100(a)	2,270,793
10,270,000	Neuberger Berman Loan Advisers CLO 25, Ltd., Class AR, Series 2017-25A, 5.72%(US0003M+93bps), 10/18/29, Callable 4/18/23 @ 100(a)	10,132,617
800,000	Neuberger Berman Loan Advisers CLO 32, Ltd., Class AR, Series 2019-32A, 5.79%(US0003M+99bps), 1/20/32, Callable 4/19/23 @ 100(a)	783,422
1,322,716	OBX Trust, Class A1, Series 2021-J1, 2.50%, 5/25/51, Callable 8/25/48 @ 100(a)(b)	1,083,387
1,492,471	OBX Trust, Class A1, Series 2022-INV3, 3.00%, 2/25/52, Callable 2/25/48 @ 100(a)(b)	1,256,241
470,000	OCP CLO, Ltd., Class AR, Series 2019-16A, 5.81%(US0003M+100bps), 4/10/33, Callable 4/10/23 @ 100(a)	461,070
1,960,000	OCP CLO, Ltd., Class A1, Series 2018-15A, 5.91%(US0003M+110bps), 7/20/31, Callable 4/20/23 @ 100(a)	1,930,314
1,905,000	Octagon 66, Ltd., Class A, Series 2022-1A, 6.71%(TSFR3M+194bps), 8/16/33, Callable 8/16/23 @ 100(a)	1,903,064
352,565	Octagon Investment Partners 30, Ltd., Class A1R, Series 2017-1A, 5.81%(US0003M+100bps), 3/17/30, Callable 4/20/23 @ 100(a)	348,187
3,530,000	OCTAGON INVESTMENT PARTNERS 35, LTD., Class A1A, Series 2018-1A, 5.87%(US0003M+106bps), 1/20/31, Callable 4/20/23 @ 100(a)	3,494,790
1,000,000	Octagon Investment Partners XVI, Ltd., Class A1R, Series 2013-1A, 5.81%(US0003M+102bps), 7/17/30, Callable 4/17/23 @ 100(a)	988,460
1,200,000	Octagon Investment Partners XVII, Ltd., Class A2R2, Series 2013-1A, 5.92%(US0003M+110bps), 1/25/31, Callable 4/25/23 @ 100(a)	1,165,818
2,354,110	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30, Callable 10/15/23 @ 100(a)(b)	2,354,504
1,510,000	One New York Plaza Trust, Class A, Series 2020- 1NYP, 5.63%(US0001M+95bps), 1/15/26(a)	1,446,529
1,200,000	Palmer Square CLO, Ltd., Class A1R2, Series 2014- 1A, 5.92%(US0003M+113bps), 1/17/31, Callable 4/17/23 @ 100(a)	1,190,123

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$2,700,000	Palmer Square CLO, Ltd., Class A1A, Series 2022- 4A, 6.22%(TSFR3M+215bps), 10/20/35, Callable 1/20/25 @ 100(a)	$2,687,320
2,210,870	PRKCM Trust, Class A1, Series 2021-AFC2, 2.07%, 11/25/56, Callable 10/25/34 @ 100(a)(b)	1,867,825
651,745	RCKT Mortgage Trust, Class A1, Series 2021-1, 2.50%, 3/25/51, Callable 3/25/42 @ 100(a)(b)	527,405
1,940,000	Regatta X Funding, Ltd., Class A, Series 2017-3A, 5.91%(US0003M+112bps), 1/17/31, Callable 4/17/23 @ 100(a)	1,922,096
1,250,000	RR 3, Ltd., Class A1R2, Series 2018-3A, 5.88%(US0003M+109bps), 1/15/30, Callable 4/15/23 @ 100(a)	1,239,208
564,988	Seasoned Credit Risk Transfer Trust, Class MA, Series 2018-2, 3.50%, 11/25/57, Callable 8/25/43 @ 100	543,914
1,456,807	Seasoned Credit Risk Transfer Trust, Class MA, Series 2019-2, 3.50%, 8/25/58, Callable 8/25/54 @ 100	1,378,956
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48, Callable 7/10/26 @ 100	115,376
845,149	SG Residential Mortgage Trust, Class A1, Series 2022-2, 5.35%, 9/25/67, Callable 8/25/25 @ 100(a) (b)	841,911
1,500,000	Signal Peak CLO 4, Ltd., Class XR, Series 2017-4A, 5.77%(US0003M+95bps), 10/26/34, Callable 10/26/23 @ 100(c)	1,486,992
1,000,000	Signal Peak CLO 5, Ltd., Class A, Series 2018-5A, 5.93%(US0003M+111bps), 4/25/31, Callable 4/25/23 @ 100(a)	988,429
1,000,000	Signal Peak CLO 8, Ltd., Class A, Series 2020-8A, 6.08%(US0003M+127bps), 4/20/33, Callable 4/20/23 @ 100(a)	981,655
2,300,000	Taubman Centers Commercial Mortgage Trust, Class A, Series 2022-DPM, 7.01%(TSFR1M+219bps), 5/15/37(a)	2,214,503
849,471	TCI-Flatiron Clo, Ltd., Class AR, Series 2017-1A, 5.84%(US0003M+96bps), 11/18/30, Callable 5/17/23 @ 100(a)	837,728
4,605,818	TCI-Symphony CLO, Ltd., Class AR, Series 2017-1A, 5.72%(US0003M+93bps), 7/15/30, Callable 4/15/23 @ 100(a)	4,529,822
388,839	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL, 5.76%(US0001M+75bps), 11/11/34(a)	380,535
2,729,559	Verus Securitization Trust, Class A1, Series 2022-3, 4.13%, 2/25/67, Callable 3/25/25 @ 100(a)	2,550,015
725,000	Voya CLO, Ltd., Class AR, Series 2019-1A, 5.85%(US0003M+106bps), 4/15/31, Callable 4/15/23 @ 100(a)	713,331
1,000,000	Voya CLO, Ltd., Class A1R, Series 2017-3A, 5.85%(US0003M+104bps), 4/20/34, Callable 4/20/23 @ 100(a)	972,638
775,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48, Callable 5/15/25 @ 100	749,758
1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48, Callable 4/15/25 @ 100	1,179,201

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$8,614,164	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 0.84%, 12/15/59, Callable 9/15/26 @ 100(b)	$208,344
1,015,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48, Callable 11/15/25 @ 100	969,838
1,500,000	Whitebox CLO III, Ltd., Class A1, Series 2021-3A, 6.01%(US0003M+122bps), 10/15/34, Callable 10/15/23 @ 100(a)	1,471,144

Total Collateralized Mortgage Obligations (Cost $205,070,721)		196,762,766

Corporate Bonds (22.7%):

Aerospace & Defense (1.5%):
2,529,000	BAE Systems Holdings, Inc., 3.80%, 10/7/24(a)	2,476,667
2,560,000	BAE Systems Holdings, Inc., 3.85%, 12/15/25, Callable 9/15/25 @ 100(a)	2,460,959
440,000	Boeing Co. (The), 3.63%, 3/1/48, Callable 9/1/47 @ 100	313,201
956,000	Boeing Co. (The), 3.75%, 2/1/50, Callable 8/1/49 @ 100	718,777
199,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	198,805
219,000	General Dynamics Corp., 3.50%, 4/1/27, Callable 2/1/27 @ 100	210,849
796,000	General Dynamics Corp., 3.75%, 5/15/28, Callable 2/15/28 @ 100	769,742
3,217,000	Harris Corp., 4.40%, 6/15/28, Callable 3/15/28 @ 100	3,150,408
1,192,000	Huntington Ingalls Industries, Inc., 3.48%, 12/1/27, Callable 9/1/27 @ 100	1,111,540
1,518,000	Huntington Ingalls Industries, Inc., 2.04%, 8/16/28, Callable 6/16/28 @ 100	1,284,413
360,000	Huntington Ingalls Industries, Inc., 4.20%, 5/1/30, Callable 2/1/30 @ 100	336,222
2,069,000	L3Harris Technologies, Inc., 3.85%, 12/15/26, Callable 9/15/26 @ 100	2,018,632
4,475,000	L3Harris Technologies, Inc., 4.40%, 6/15/28, Callable 3/15/28 @ 100	4,392,029
188,000	Lockheed Martin Corp., Series B, 6.15%, 9/1/36	212,714
1,790,000	Lockheed Martin Corp., 4.07%, 12/15/42	1,636,608
1,017,000	Lockheed Martin Corp., 3.80%, 3/1/45, Callable 9/1/44 @ 100	879,988
234,000	Lockheed Martin Corp., 4.15%, 6/15/53, Callable 12/15/52 @ 100	211,169
488,000	Lockheed Martin Corp., 4.30%, 6/15/62, Callable 12/15/61 @ 100	441,076
849,000	Lockheed Martin Corp., 5.90%, 11/15/63, Callable 5/15/63 @ 100	986,139
722,000	Northrop Grumman Corp., 3.85%, 4/15/45, Callable 10/15/44 @ 100	610,017
2,200,000	Northrop Grumman Corp., 4.03%, 10/15/47, Callable 4/15/47 @ 100	1,931,303
2,374,000	Northrop Grumman Corp., 4.95%, 3/15/53, Callable 9/15/52 @ 100	2,352,371
115,000	Raytheon Technologies Corp., 7.00%, 11/1/28	124,585
4,691,000	Raytheon Technologies Corp., 4.13%, 11/16/28, Callable 8/16/28 @ 100	4,619,068
758,000	Raytheon Technologies Corp., 2.38%, 3/15/32, Callable 12/15/31 @ 100	636,617

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Aerospace & Defense, continued
$415,000	Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100	$352,326
709,000	Raytheon Technologies Corp., 4.35%, 4/15/47, Callable 10/15/46 @ 100	639,731
469,000	Raytheon Technologies Corp., 4.05%, 5/4/47, Callable 11/4/46 @ 100	405,460
1,426,000	Raytheon Technologies Corp., 4.63%, 11/16/48, Callable 5/16/48 @ 100	1,336,735
4,038,000	Raytheon Technologies Corp., 2.82%, 9/1/51, Callable 3/1/51 @ 100	2,777,159
1,589,000	Raytheon Technologies Corp., 3.03%, 3/15/52, Callable 9/15/51 @ 100	1,137,784
350,000	Raytheon Technologies Corp., 5.38%, 2/27/53, Callable 8/27/52 @ 100	366,426
589,000	Textron, Inc., 3.65%, 3/15/27, Callable 12/15/26 @ 100	557,499
1,136,000	Textron, Inc., 3.38%, 3/1/28, Callable 12/1/27 @ 100	1,057,421
872,000	Textron, Inc., 3.90%, 9/17/29, Callable 6/17/29 @ 100	822,584
507,000	Textron, Inc., 3.00%, 6/1/30, Callable 3/1/30 @ 100	448,949
1,611,000	The Boeing Co., 3.95%, 8/1/59, Callable 2/1/59 @ 100	1,173,939

		45,159,912

Air Freight & Logistics (0.0%†):
695,000	United Parcel Service, Inc., 0.38%, 11/15/23, Callable 8/15/23 @ 100	739,910

Automobile Components (0.0%†):
921,000	General Motors Co., 5.40%, 10/15/29, Callable 8/15/29 @ 100	908,161

Banks (2.1%):
1,190,000	Bank of America Corp., 1.32% (SOFR+115 bps), 6/19/26, Callable 6/19/25 @ 100, MTN	1,088,171
3,484,000	Bank of America Corp., 1.20% (SOFR+101 bps), 10/24/26, Callable 10/24/25 @ 100, MTN	3,127,005
1,662,000	Bank of America Corp., 2.55% (SOFR+105 bps), 2/4/28, Callable 2/4/27 @ 100	1,512,924
13,460,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	12,515,471
1,766,000	Bank of America Corp., 3.97% (US0003M+107 bps), 3/5/29, Callable 3/5/28 @ 100, MTN	1,673,534
938,000	Bank of America Corp., 3.97% (US0003M+121 bps), 2/7/30, Callable 2/7/29 @ 100, MTN	877,814
2,814,000	Bank of America Corp., 3.19% (US0003M+118 bps), 7/23/30, Callable 7/23/29 @ 100, MTN	2,504,964
5,570,000	Bank of America Corp., 2.50% (US0003M+99 bps), 2/13/31, Callable 2/13/30 @ 100, MTN	4,709,496
939,000	Bank of America Corp., 0.65% (EUR003M+94 bps), 10/26/31, Callable 10/26/30 @ 100, MTN(a)	787,515
1,309,000	Bank of America Corp., 2.30% (SOFR+122 bps), 7/21/32, Callable 7/21/31 @ 100	1,050,411
2,295,000	Citigroup, Inc., 3.98% (US0003M+134 bps), 3/20/30, Callable 3/20/29 @ 100	2,132,390
3,384,000	Citigroup, Inc., 2.98% (SOFR+142 bps), 11/5/30, Callable 11/5/29 @ 100	2,954,824
1,998,000	Citigroup, Inc., 6.27% (SOFR+234 bps), 11/17/33, Callable 11/17/32 @ 100	2,152,729

Principal Amount		Value
Corporate Bonds, continued

Banks, continued
$1,271,000	JPMorgan Chase & Co., 3.56% (US0003M+73 bps), 4/23/24, Callable 4/23/23 @ 100	$1,266,465
1,962,000	JPMorgan Chase & Co., 3.96% (US0003M+125 bps), 1/29/27, Callable 1/29/26 @ 100	1,893,640
863,000	JPMorgan Chase & Co., 3.78% (US0003M+134 bps), 2/1/28, Callable 2/1/27 @ 100	822,525
971,000	JPMorgan Chase & Co., 2.95% (SOFR+117 bps), 2/24/28, Callable 2/24/27 @ 100	900,039
460,000	JPMorgan Chase & Co., 4.01% (US0003M+112 bps), 4/23/29, Callable 4/23/28 @ 100	439,356
5,193,000	JPMorgan Chase & Co., 3.70% (US0003M+116 bps), 5/6/30, Callable 5/6/29 @ 100	4,826,089
14,441,000	JPMorgan Chase & Co., 2.96% (SOFR+126 bps), 1/25/33, Callable 1/25/32 @ 100	12,270,142
1,665,000	JPMorgan Chase & Co., 4.59% (SOFR+180 bps), 4/26/33, Callable 4/26/32 @ 100	1,603,160
3,030,000	Wells Fargo & Co., 3.53% (SOFR+151 bps), 3/24/28, Callable 3/24/27 @ 100	2,856,075
798,000	Wells Fargo & Co., 3.58% (US0003M+131 bps), 5/22/28, Callable 5/22/27 @ 100, MTN	751,669

		64,716,408

Beverages (0.1%):
303,000	Anheuser-Busch InBev Finance, Inc., 4.63%, 2/1/44	288,494
225,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29, Callable 10/23/28 @ 100	229,443
1,305,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	1,229,259
757,000	Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	707,579

		2,454,775

Biotechnology (0.7%):
2,680,000	AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34 @ 100	2,609,987
3,598,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	3,474,326
666,000	AbbVie, Inc., 4.40%, 11/6/42	607,394
458,000	AbbVie, Inc., 4.85%, 6/15/44, Callable 12/15/43 @ 100	437,806
4,218,000	Amgen, Inc., 5.15%, 3/2/28, Callable 2/2/28 @ 100	4,303,693
717,000	Amgen, Inc., 4.05%, 8/18/29, Callable 6/18/29 @ 100	691,797
355,000	Amgen, Inc., 2.45%, 2/21/30, Callable 11/21/29 @ 100	308,453
844,000	Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100	862,028
403,000	Amgen, Inc., 4.20%, 2/22/52, Callable 8/22/51 @ 100	340,868
862,000	Amgen, Inc., 5.65%, 3/2/53, Callable 9/2/52 @ 100	893,995
1,097,000	Amgen, Inc., 4.40%, 2/22/62, Callable 8/22/61 @ 100	916,279
765,000	Amgen, Inc., 5.75%, 3/2/63, Callable 9/2/62 @ 100	790,913
696,000	Biogen, Inc., 2.25%, 5/1/30, Callable 2/1/30 @ 100	585,359
1,699,000	Gilead Sciences, Inc., 2.60%, 10/1/40, Callable 4/1/40 @ 100	1,246,492
1,703,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	1,646,617
486,000	Gilead Sciences, Inc., 4.50%, 2/1/45, Callable 8/1/44 @ 100	451,983

		20,167,990

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Broadline Retail (0.2%):
$6,370,000	Amazon.com, Inc., 4.70%, 12/1/32, Callable 9/1/32 @ 100	$6,532,594
572,000	Amazon.com, Inc., 4.95%, 12/5/44, Callable 6/5/44 @ 100	589,879
280,000	eBay, Inc., 6.30%, 11/22/32, Callable 8/22/32 @ 100^	303,056

		7,425,529

Building Products (0.0%†):
566,000	Owens Corning, 4.40%, 1/30/48, Callable 7/30/47 @ 100	462,055

Capital Markets (2.2%):
347,000	Credit Suisse USA, Inc., 7.13%, 7/15/32	384,736
2,111,000	FactSet Research Systems, 3.45%, 3/1/32, Callable 12/1/31 @ 100	1,827,729
1,580,000	Goldman Sachs Group, Inc. (The), 0.66% (SOFR+51 bps), 9/10/24, Callable 9/10/23 @ 100	1,543,632
1,234,000	Goldman Sachs Group, Inc. (The), 6.03% (US0003M+117 bps), 5/15/26, Callable 5/15/25 @ 100	1,221,544
7,980,000	Goldman Sachs Group, Inc. (The), 2.64% (SOFR+111 bps), 2/24/28, Callable 2/24/27 @ 100	7,289,155
952,000	Goldman Sachs Group, Inc. (The), 4.48% (SOFR+173 bps), 8/23/28, Callable 8/23/27 @ 100	929,392
887,000	Goldman Sachs Group, Inc. (The), 3.81% (US0003M+116 bps), 4/23/29, Callable 4/23/28 @ 100	833,288
3,498,000	Goldman Sachs Group, Inc. (The), 4.22% (US0003M+130 bps), 5/1/29, Callable 5/1/28 @ 100	3,338,453
2,331,000	Goldman Sachs Group, Inc. (The), 2.62% (SOFR+128 bps), 4/22/32, Callable 4/22/31 @ 100	1,926,884
1,406,000	Goldman Sachs Group, Inc. (The), 2.38% (SOFR+125 bps), 7/21/32, Callable 7/21/31 @ 100	1,141,346
1,575,000	Goldman Sachs Group, Inc. (The), 2.65% (SOFR+126 bps), 10/21/32, Callable 10/21/31 @ 100	1,289,749
917,000	Goldman Sachs Group, Inc. (The), 3.10% (SOFR+141 bps), 2/24/33, Callable 2/24/32 @ 100	780,879
716,000	Intercontinental Exchange, Inc., 2.10%, 6/15/30, Callable 3/15/30 @ 100	601,600
393,000	Moody’s Corp., 2.00%, 8/19/31, Callable 5/19/31 @ 100	320,723
1,725,000	Moody’s Corp., 4.25%, 8/8/32, Callable 5/8/32 @ 100	1,653,364
366,000	Moody’s Corp., 2.55%, 8/18/60, Callable 2/18/60 @ 100	210,120
1,165,000	Moody’s Corp., 3.10%, 11/29/61, Callable 5/29/61 @ 100	762,213
520,000	Morgan Stanley, 0.73% (SOFR+62 bps), 4/5/24	519,928
5,121,000	Morgan Stanley, 1.59% (SOFR+88 bps), 5/4/27, Callable 5/4/26 @ 100	4,603,728
4,092,000	Morgan Stanley, 3.59% (US0003M+134 bps), 7/22/28, Callable 7/22/27 @ 100	3,845,428
6,894,000	Morgan Stanley, 3.77% (US0003M+114 bps), 1/24/29, Callable 1/24/28 @ 100	6,496,947
6,356,000	Morgan Stanley, 5.12% (SOFR+173 bps), 2/1/29, Callable 2/1/28 @ 100	6,362,922

Principal Amount		Value
Corporate Bonds, continued

Capital Markets, continued
$810,000	Morgan Stanley, 4.66% (EUR003M+130 bps), 3/2/29, Callable 3/2/28 @ 100	$893,655
528,000	Morgan Stanley, Series G, 4.43% (US0003M+163 bps), 1/23/30, Callable 1/23/29 @ 100, MTN	505,708
10,203,000	Morgan Stanley, 2.70% (SOFR+114 bps), 1/22/31, Callable 1/22/30 @ 100, MTN	8,775,253
1,460,000	Morgan Stanley, 0.50% (EUR003M+72 bps), 2/7/31, Callable 2/7/30 @ 100	1,241,424
4,982,000	Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31, Callable 4/1/30 @ 100	4,551,914
4,331,000	Morgan Stanley, 1.79% (SOFR+1 bps), 2/13/32, Callable 2/13/31 @ 100, MTN	3,378,938
324,000	S&P Global, Inc., 2.95%, 1/22/27, Callable 10/22/26 @ 100	310,742
661,000	State Street Corp., Series F, 8.46% (US0003M+360 bps), Callable 6/15/23 @ 100	652,737
725,000	State Street Corp., Series H, 5.63% (US0003M+254 bps), 12/31/99, Callable 12/15/23 @ 100^	676,062

		68,870,193

Chemicals (0.0%†):
426,000	DowDuPont, Inc., 4.49%, 11/15/25, Callable 9/15/25 @ 100	424,428
525,000	Ecolab, Inc., 2.75%, 8/18/55, Callable 2/18/55 @ 100	333,869
493,000	Westlake Chemical Corp., 3.38%, 8/15/61, Callable 2/15/61 @ 100	303,734

		1,062,031

Commercial Services & Supplies (0.0%†):
252,000	Waste Management, Inc., 1.15%, 3/15/28, Callable 1/15/28 @ 100	215,069
107,000	Waste Management, Inc., 2.95%, 6/1/41, Callable 12/1/40 @ 100	81,814

		296,883

Communication Services (0.0%†):
533,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(a)	444,779

Communications Equipment (0.4%):
236,000	Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	232,637
3,707,000	Motorola Solutions, Inc., 4.60%, 5/23/29, Callable 2/23/29 @ 100	3,573,348
2,311,000	Motorola Solutions, Inc., 2.30%, 11/15/30, Callable 8/15/30 @ 100	1,875,337
2,834,000	Motorola Solutions, Inc., 2.75%, 5/24/31, Callable 2/24/31 @ 100	2,327,573
2,966,000	Motorola Solutions, Inc., 5.60%, 6/1/32, Callable 3/1/32 @ 100	2,972,736
345,000	Motorola Solutions, Inc., 5.50%, 9/1/44	327,837

		11,309,468

Consumer Finance (0.2%):
1,491,000	Capital One Financial Corp., 3.27% (SOFR+179 bps), 3/1/30, Callable 3/1/29 @ 100	1,265,028
2,207,000	Capital One Financial Corp., 5.82% (SOFRRATE+260 bps), 2/1/34, Callable 2/1/33 @ 100	2,139,005

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Consumer Finance, continued
$2,579,000	General Motors Financial Co., Inc., 4.35%, 4/9/25, Callable 2/9/25 @ 100	$2,531,405
965,000	General Motors Financial Co., Inc., 3.60%, 6/21/30, Callable 3/21/30 @ 100	840,557
749,000	Synchrony Bank, 5.63%, 8/23/27, Callable 7/23/27 @ 100	684,020

		7,460,015

Consumer Staples products (0.0%†):
745,000	Kenvue, Inc., 5.20%, 3/22/63, Callable 9/22/62 @ 100(a)	770,890

Containers & Packaging (0.1%):
1,557,000	Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	1,282,840
349,000	International Paper Co., 4.80%, 6/15/44, Callable 12/15/43 @ 100	317,845

		1,600,685

Diversified Consumer Services (0.0%†):
145,000	California Institute of Technology, 4.32%, 8/1/45	133,715
360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	330,162

		463,877

Diversified REITs (0.9%):
2,382,000	American Tower Corp., 2.95%, 1/15/25, Callable 12/15/24 @ 100	2,293,585
3,000,000	American Tower Corp., 0.45%, 1/15/27, Callable 11/15/26 @ 100	2,838,446
810,000	American Tower Corp., 0.40%, 2/15/27, Callable 12/15/26 @ 100	758,976
244,000	American Tower Corp., 3.65%, 3/15/27, Callable 2/15/27 @ 100	231,192
1,405,000	American Tower Corp., 1.50%, 1/31/28, Callable 11/30/27 @ 100^	1,195,616
1,504,000	American Tower Corp., 2.30%, 9/15/31, Callable 6/15/31 @ 100	1,205,321
232,000	Crown Castle International Corp., 3.15%, 7/15/23, Callable 6/15/23 @ 100	230,255
592,000	Crown Castle International Corp., 2.90%, 3/15/27, Callable 2/15/27 @ 100	548,578
829,000	Crown Castle International Corp., 3.10%, 11/15/29, Callable 8/15/29 @ 100	731,098
4,217,000	Crown Castle International Corp., 2.25%, 1/15/31, Callable 10/15/30 @ 100	3,497,963
2,396,000	Crown Castle International Corp., 2.50%, 7/15/31, Callable 4/15/31 @ 100	1,998,801
3,046,000	Crown Castle, Inc., 2.10%, 4/1/31, Callable 1/1/31 @ 100	2,470,644
2,070,000	Equinix, Inc., 2.00%, 5/15/28, Callable 3/15/28 @ 100	1,768,767
2,352,000	Equinix, Inc., 3.20%, 11/18/29, Callable 8/18/29 @ 100	2,091,989
265,000	Kimco Realty Corp., 4.60%, 2/1/33, Callable 11/1/32 @ 100	247,967
534,000	Kimco Realty OP LLC, 2.25%, 12/1/31, Callable 9/1/31 @ 100	412,865
593,000	National Retail Properties, Inc., 3.10%, 4/15/50, Callable 10/15/49 @ 100	366,451

Principal Amount		Value
Corporate Bonds, continued

Diversified REITs, continued
$1,548,000	National Retail Properties, Inc., 3.50%, 4/15/51, Callable 10/15/50 @ 100	$1,041,886
402,000	National Retail Properties, Inc., 3.00%, 4/15/52, Callable 10/15/51 @ 100	252,102
1,892,000	Prologis LP, 1.75%, 2/1/31, Callable 11/1/30 @ 100	1,526,150
1,081,000	Realty Income Corp., 3.25%, 1/15/31, Callable 10/15/30 @ 100	944,524
350,000	WP Carey, Inc., 2.40%, 2/1/31, Callable 11/1/30 @ 100	283,735

		26,936,911

Diversified Telecommunication Services (1.0%):
2,891,000	AT&T, Inc., 4.10%, 2/15/28, Callable 11/15/27 @ 100	2,812,946
2,456,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	2,388,337
658,000	AT&T, Inc., 2.75%, 6/1/31, Callable 3/1/31 @ 100	566,689
1,296,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	1,209,969
767,000	AT&T, Inc., 3.50%, 6/1/41, Callable 12/1/40 @ 100	601,387
806,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	722,003
1,000,000	AT&T, Inc., 3.65%, 6/1/51, Callable 12/1/50 @ 100	750,115
1,892,000	AT&T, Inc., 3.55%, 9/15/55, Callable 3/15/55 @ 100	1,346,765
876,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	648,833
3,055,000	AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @ 100	2,157,056
849,000	AT&T, Inc., 3.50%, 2/1/61, Callable 8/1/60 @ 100	597,304
2,965,000	Verizon Communications, Inc., 3.15%, 3/22/30, Callable 12/22/29 @ 100	2,692,617
1,836,000	Verizon Communications, Inc., 1.68%, 10/30/30, Callable 7/30/30 @ 100	1,474,385
4,492,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	3,803,960
3,079,000	Verizon Communications, Inc., 2.36%, 3/15/32, Callable 12/15/31 @ 100	2,518,172
2,105,000	Verizon Communications, Inc., 4.50%, 8/10/33	2,030,243
444,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/1/34 @ 100	419,409
1,273,000	Verizon Communications, Inc., 4.27%, 1/15/36	1,177,039
2,288,000	Verizon Communications, Inc., 2.65%, 11/20/40, Callable 5/20/40 @ 100	1,623,151
420,000	Verizon Communications, Inc., 3.70%, 3/22/61, Callable 9/22/60 @ 100	310,486

		29,850,866

Electric Utilities (2.7%):
901,000	AEP Texas, Inc., 3.45%, 5/15/51, Callable 11/15/50 @ 100	652,663
911,000	AEP Texas, Inc., 5.25%, 5/15/52, Callable 11/15/51 @ 100	885,997
221,000	AEP Transmission Co. LLC, 3.75%, 12/1/47, Callable 6/1/47 @ 100	181,321
565,000	AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable 3/15/49 @ 100	409,631
269,000	AEP Transmission Co. LLC, 3.65%, 4/1/50, Callable 10/1/49 @ 100	211,929
557,000	AEP Transmission Co. LLC, 2.75%, 8/15/51, Callable 2/15/51 @ 100	368,250

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Electric Utilities, continued
$958,000	AEP Transmission Co. LLC, 5.40%, 3/15/53, Callable 9/15/52 @ 100	$988,199
643,000	Alabama Power Co., 3.45%, 10/1/49, Callable 4/1/49 @ 100	480,032
908,000	Alabama Power Co., 3.00%, 3/15/52, Callable 9/15/51 @ 100	617,138
1,716,000	American Transmission Systems, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100(a)	1,441,202
1,216,000	Baltimore Gas & Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	982,867
642,000	Baltimore Gas & Electric Co., 3.20%, 9/15/49, Callable 3/15/49 @ 100	470,870
750,000	Commonwealth Edison Co., 3.13%, 3/15/51, Callable 9/15/50 @ 100	528,183
564,000	Commonwealth Edison Co., 5.30%, 2/1/53, Callable 8/1/52 @ 100	578,598
119,000	DTE Electric Co., Series A, 4.05%, 5/15/48, Callable 11/15/47 @ 100	101,693
1,088,000	DTE Electric Co., 3.95%, 3/1/49, Callable 9/1/48 @ 100	907,582
1,498,000	DTE Electric Co., 5.40%, 4/1/53, Callable 10/1/52 @ 100	1,556,569
1,186,000	Duke Energy Carolinas LLC, 4.95%, 1/15/33, Callable 10/15/32 @ 100	1,217,243
118,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 12/1/44 @ 100	95,602
718,000	Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	582,009
654,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48, Callable 9/15/47 @ 100	540,893
259,000	Duke Energy Carolinas LLC, 3.45%, 4/15/51, Callable 10/15/50 @ 100	195,370
758,000	Duke Energy Carolinas LLC, 5.35%, 1/15/53, Callable 7/15/52 @ 100	782,122
2,161,000	Duke Energy Corp., 4.30%, 3/15/28, Callable 2/15/28 @ 100	2,103,561
2,718,000	Duke Energy Florida LLC, 2.50%, 12/1/29, Callable 9/1/29 @ 100	2,373,790
2,209,000	Duke Energy Florida LLC, 1.75%, 6/15/30, Callable 3/15/30 @ 100	1,819,664
285,000	Duke Energy Florida LLC, 4.20%, 7/15/48, Callable 1/15/48 @ 100	247,307
1,116,000	Duke Energy Florida LLC, 5.95%, 11/15/52, Callable 5/15/52 @ 100	1,235,582
365,000	Duke Energy Ohio, Inc., 5.65%, 4/1/53, Callable 10/1/52 @ 100	380,906
95,000	Duke Energy Progress LLC, 3.45%, 3/15/29, Callable 12/15/28 @ 100	87,994
1,035,000	Duke Energy Progress LLC, 5.25%, 3/15/33, Callable 12/15/32 @ 100	1,073,622
1,203,000	Duke Energy Progress LLC, 4.38%, 3/30/44, Callable 9/30/43 @ 100	1,068,266
337,000	Duke Energy Progress LLC, 4.20%, 8/15/45, Callable 2/15/45 @ 100	287,989
315,000	Duke Energy Progress LLC, 2.90%, 8/15/51, Callable 2/15/51 @ 100	213,887
220,000	Duke Energy Progress, Inc., 5.70%, 4/1/35	228,921
471,000	Duke Energy Progress, Inc., 4.10%, 5/15/42, Callable 11/15/41 @ 100	404,958

Principal Amount		Value
Corporate Bonds, continued

Electric Utilities, continued
$1,905,000	Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100	$1,937,619
879,000	Edison International, 6.95%, 11/15/29, Callable 9/15/29 @ 100	949,259
258,000	Entergy Arkansas LLC, 3.35%, 6/15/52, Callable 12/15/51 @ 100	189,578
754,000	Entergy Louisiana LLC, 1.60%, 12/15/30, Callable 9/15/30 @ 100	592,670
570,000	Entergy Louisiana LLC, 2.35%, 6/15/32, Callable 3/15/32 @ 100	465,245
511,000	Entergy Louisiana LLC, 2.90%, 3/15/51, Callable 9/15/50 @ 100	343,469
784,000	Entergy Mississippi LLC, 3.85%, 6/1/49, Callable 12/1/48 @ 100	617,692
868,000	Evergy Kansas Central, Inc., 5.70%, 3/15/53, Callable 9/15/52 @ 100	907,982
3,097,000	Eversource Energy, 5.45%, 3/1/28, Callable 2/1/28 @ 100	3,205,590
1,208,000	Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27 @ 100	1,129,084
4,703,000	Exelon Corp., 5.15%, 3/15/28, Callable 2/15/28 @ 100	4,767,229
1,067,000	Exelon Corp., 5.63%, 6/15/35	1,101,879
483,000	Exelon Corp., 5.10%, 6/15/45, Callable 12/15/44 @ 100	455,913
506,000	Exelon Corp., 5.60%, 3/15/53, Callable 9/15/52 @ 100	513,463
193,000	FirstEnergy Corp., 2.05%, 3/1/25, Callable 2/1/25 @ 100	179,557
636,000	FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable 9/1/49 @ 100	443,457
505,000	FirstEnergy Transmission LLC, 4.35%, 1/15/25, Callable 10/15/24 @ 100(a)	496,374
637,000	FirstEnergy Transmission LLC, 4.55%, 4/1/49, Callable 10/1/48 @ 100(a)	536,749
298,000	Florida Power & Light Co., 3.70%, 12/1/47, Callable 6/1/47 @ 100	242,397
449,000	Florida Power & Light Co., 3.99%, 3/1/49, Callable 9/1/48 @ 100	381,110
1,120,000	Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	837,758
620,000	Idaho Power Co., 5.50%, 3/15/53, Callable 9/15/52 @ 100, MTN	642,086
1,472,000	Kentucky Utilities Co., 5.45%, 4/15/33, Callable 1/15/33 @ 100	1,528,841
575,000	Metropolitan Edison Co., 5.20%, 4/1/28, Callable 3/1/28 @ 100(a)	580,449
658,000	MidAmerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	619,829
1,639,000	MidAmerican Energy Co., 3.65%, 4/15/29, Callable 1/15/29 @ 100	1,550,456
399,000	MidAmerican Energy Co., 3.15%, 4/15/50, Callable 10/15/49 @ 100	289,196
1,566,000	Northern States Power Co., 2.90%, 3/1/50, Callable 9/1/49 @ 100	1,089,789
311,000	Northern States Power Co., 2.60%, 6/1/51, Callable 12/1/50 @ 100	204,019
174,000	Northern States Power Co., 3.20%, 4/1/52, Callable 10/1/51 @ 100	127,645

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Electric Utilities, continued
$299,000	NRG Energy, Inc., 2.45%, 12/2/27, Callable 10/2/27 @ 100(a)	$253,684
715,000	NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100(a)	650,650
244,000	Ohio Power Co., 2.60%, 4/1/30, Callable 1/1/30 @ 100	211,254
704,000	Ohio Power Co., 1.63%, 1/15/31, Callable 10/15/30 @ 100	556,744
362,000	Ohio Power Co., 4.00%, 6/1/49, Callable 12/1/48 @ 100	299,063
301,000	Ohio Power Co., 2.90%, 10/1/51, Callable 4/1/51 @ 100	198,941
874,000	Oklahoma Gas and Electric Co., 5.60%, 4/1/53, Callable 10/1/52 @ 100	895,203
1,185,000	Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28, Callable 8/15/28 @ 100	1,135,820
1,124,000	Oncor Electric Delivery Co. LLC, 2.75%, 5/15/30, Callable 2/15/30 @ 100	997,076
1,144,000	Oncor Electric Delivery Co. LLC, 4.55%, 9/15/32, Callable 6/15/32 @ 100	1,137,319
271,000	Oncor Electric Delivery Co. LLC, 3.80%, 9/30/47, Callable 3/30/47 @ 100	225,597
383,000	Oncor Electric Delivery Co. LLC, 4.10%, 11/15/48, Callable 5/15/48 @ 100	331,205
1,180,000	Pacific Gas and Electric Co., 6.15%, 1/15/33, Callable 10/15/32 @ 100	1,210,943
728,000	Pacific Gas and Electric Co., 3.50%, 8/1/50, Callable 2/1/50 @ 100	475,643
375,000	Pacific Gas and Electric Co., 6.70%, 4/1/53, Callable 10/1/52 @ 100	383,279
350,000	PacifiCorp., 4.15%, 2/15/50, Callable 8/15/49 @ 100	294,785
614,000	PECO Energy Co., 3.05%, 3/15/51, Callable 9/15/50 @ 100	428,054
460,000	PECO Energy Co., 2.85%, 9/15/51, Callable 3/15/51 @ 100	310,372
425,000	Pennsylvania Electric Co., 5.15%, 3/30/26(a)	426,636
535,000	Public Service Electric & Gas Co., 3.65%, 9/1/28, Callable 6/1/28 @ 100	509,421
340,000	Public Service Electric & Gas Co., 2.05%, 8/1/50, Callable 2/1/50 @ 100, MTN	197,091
325,000	Public Service Electric and Gas Co., 3.70%, 5/1/28, Callable 2/1/28 @ 100, MTN	311,890
705,000	Public Service Electric and Gas Co., 2.45%, 1/15/30, Callable 10/15/29 @ 100, MTN	614,914
525,000	Public Service Electric and Gas Co., 4.90%, 12/15/32, Callable 9/15/32 @ 100	534,794
1,865,000	Southern California Edison Co., Series E, 3.70%, 8/1/25, Callable 6/1/25 @ 100	1,812,276
1,719,000	Southern California Edison Co., Series 20C, 1.20%, 2/1/26, Callable 1/1/26 @ 100	1,543,743
742,000	Southern California Edison Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100	633,267
3,032,000	Southern California Edison Co., 5.95%, 11/1/32, Callable 8/1/32 @ 100	3,266,731
4,774,000	Southern Co. (The), 1.88% (EUSA5+211 bps), 9/15/81, Callable 6/15/27 @ 100	4,070,353
935,000	Southwestern Electric Power Co., 5.30%, 4/1/33, Callable 1/1/33 @ 100	941,173

Principal Amount		Value
Corporate Bonds, continued

Electric Utilities, continued
$1,299,000	Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100	$932,212
215,000	Tampa Electric Co., 4.20%, 5/15/45, Callable 11/15/44 @ 100	170,640
3,000	Tampa Electric Co., 4.45%, 6/15/49, Callable 12/15/48 @ 100	2,602
850,000	Union Electric Co., 5.45%, 3/15/53, Callable 9/15/52 @ 100	884,010
381,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	406,749
451,000	Virginia Electric & Power Co., Series D, 4.65%, 8/15/43, Callable 2/15/43 @ 100	407,037
715,000	Virginia Electric and Power Co., Series B, 4.20%, 5/15/45, Callable 11/15/44 @ 100	599,718
1,362,000	Wisconsin Power and Light Co., 4.95%, 4/1/33, Callable 1/1/33 @ 100	1,360,261

		82,849,944

Financial Services (0.2%):
354,000	BP Capital Markets America, Inc., 2.72%, 1/12/32, Callable 10/12/31 @ 100	307,621
2,930,000	BP Capital Markets America, Inc., 4.81%, 2/13/33, Callable 11/13/32 @ 100	2,972,485
1,708,000	Federal National Mortgage Association, 1.55%, 8/24/35, Callable 8/24/23 @ 100	1,225,666
295,000	Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 7/1/49, Callable 1/1/49 @ 100	229,133
790,000	Glencore Funding LLC, 3.88%, 10/27/27, Callable 7/27/27 @ 100(a)	748,111
1,007,000	Global Payments, Inc., 5.30%, 8/15/29, Callable 6/15/29 @ 100	985,780

		6,468,796

Food Products (0.0%†):
420,000	General Mills, Inc., 0.45%, 1/15/26, Callable 10/15/25 @ 100	417,700

Gas Utilities (0.1%):
262,000	Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100	226,906
500,000	Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31, Callable 12/15/30 @ 100	414,865
1,490,000	Southwest Gas Corp., 5.45%, 3/23/28, Callable 2/23/28 @ 100	1,499,845
315,000	Spire Missouri, Inc., 4.80%, 2/15/33, Callable 11/15/32 @ 100	314,261

		2,455,877

Ground Transportation (0.8%):
1,369,000	Burlington Northern Santa Fe LLC, 4.15%, 12/15/48, Callable 6/15/48 @ 100	1,199,015
855,000	Burlington Northern Santa Fe LLC, 3.05%, 2/15/51, Callable 8/15/50 @ 100	621,523
685,000	Burlington Northern Santa Fe LLC, 3.30%, 9/15/51, Callable 3/15/51 @ 100	521,171
313,000	Burlington Northern Santa Fe LLC, 2.88%, 6/15/52, Callable 12/15/51 @ 100	217,924
1,414,000	CSX Corp., 3.25%, 6/1/27, Callable 3/1/27 @ 100	1,348,696
376,000	CSX Corp., 4.50%, 3/15/49, Callable 9/15/48 @ 100	339,573

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Ground Transportation, continued
$1,787,000	CSX Corp., 4.50%, 11/15/52, Callable 5/15/52 @ 100	$1,628,888
1,356,000	Norfolk Southern Corp., 2.55%, 11/1/29, Callable 8/1/29 @ 100	1,192,793
671,000	Norfolk Southern Corp., 3.00%, 3/15/32, Callable 12/15/31 @ 100^	587,008
667,000	Norfolk Southern Corp., 3.40%, 11/1/49, Callable 5/1/49 @ 100	488,589
1,107,000	Norfolk Southern Corp., 3.05%, 5/15/50, Callable 11/15/49 @ 100	764,742
722,000	Norfolk Southern Corp., 2.90%, 8/25/51, Callable 2/25/51 @ 100	476,887
340,000	Norfolk Southern Corp., 4.55%, 6/1/53, Callable 12/1/52 @ 100	304,703
563,000	Norfolk Southern Corp., 3.16%, 5/15/55, Callable 11/15/54 @ 100	382,751
870,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.90%, 2/1/24, Callable 1/1/24 @ 100(a)	856,140
397,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.45%, 1/29/26, Callable 11/29/25 @ 100(a)	385,272
582,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26, Callable 8/15/26 @ 100(a)	540,240
1,585,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.88%, 11/15/27, Callable 10/15/27 @ 100(a)	1,610,240
1,721,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.70%, 2/1/28, Callable 1/1/28 @ 100(a)	1,731,825
349,000	Ryder System, Inc., 2.90%, 12/1/26, Callable 10/1/26 @ 100	322,590
1,521,000	Ryder System, Inc., 5.65%, 3/1/28, Callable 2/1/28 @ 100	1,531,855
3,623,000	Union Pacific Corp., 2.80%, 2/14/32, Callable 12/15/31 @ 100	3,172,263
352,000	Union Pacific Corp., 3.38%, 2/14/42, Callable 8/14/41 @ 100	288,479
2,000	Union Pacific Corp., 4.50%, 9/10/48, Callable 3/10/48 @ 100	1,824
966,000	Union Pacific Corp., 2.95%, 3/10/52, Callable 9/10/51 @ 100	678,288
1,155,000	Union Pacific Corp., 4.95%, 9/9/52, Callable 3/9/52 @ 100	1,162,079
422,000	Union Pacific Corp., 4.95%, 5/15/53, Callable 11/15/52 @ 100	423,397
366,025	Union Pacific Railroad Co., Series 2014-1, 3.23%, 5/14/26	350,266

		23,129,021

Health Care (0.1%):
965,000	BHSH System Obligated Group, Series 2019-A, 3.49%, 7/15/49, Callable 1/15/49 @ 100	731,060
610,000	City of Hope, Series 2013, 5.62%, 11/15/43	621,201
197,000	Hoag Memorial Hospital Presbyterian, 3.80%, 7/15/52, Callable 1/15/52 @ 100	162,135
410,000	Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	317,819

		1,832,215

Health Care Equipment & Supplies (0.1%):
525,000	Becton Dickinson & Co., 1.40%, 5/24/23, Callable 5/8/23 @ 100	567,664

Principal Amount		Value
Corporate Bonds, continued

Health Care Equipment & Supplies, continued
$510,000	Becton Dickinson & Co., 0.03%, 8/13/25, Callable 7/13/25 @ 100	$509,685
835,000	Becton Dickinson and Co., 4.69%, 2/13/28, Callable 1/13/28 @ 100	837,899

		1,915,248

Health Care Providers & Services (0.9%):
476,000	Aetna, Inc., 4.50%, 5/15/42, Callable 11/15/41 @ 100	417,882
410,000	Aetna, Inc., 4.75%, 3/15/44, Callable 9/15/43 @ 100	372,573
275,000	AHS Hospital Corp., 2.78%, 7/1/51, Callable 1/1/51 @ 100	179,750
448,000	Anthem, Inc., 4.55%, 3/1/48, Callable 9/1/47 @ 100	405,137
369,000	Cigna Group (The), 3.40%, 3/1/27, Callable 12/1/26 @ 100	352,821
350,000	CommonSpirit Health, 2.78%, 10/1/30, Callable 4/1/30 @ 100	299,431
130,000	CommonSpirit Health, 3.82%, 10/1/49, Callable 4/1/49 @ 100	100,667
498,000	CVS Health Corp., 5.00%, 12/1/24, Callable 9/1/24 @ 100	497,083
1,773,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	1,738,581
1,240,000	Duke University Health, 3.92%, 6/1/47, Callable 12/1/46 @ 100	1,051,003
415,000	Elevance Health, Inc., 3.60%, 3/15/51, Callable 9/15/50 @ 100	320,750
752,000	Elevance Health, Inc., 6.10%, 10/15/52, Callable 4/15/52 @ 100	835,261
695,000	Elevance Health, Inc., 5.13%, 2/15/53, Callable 8/15/52 @ 100	691,452
294,000	Evernorth Health, Inc., 4.50%, 2/25/26, Callable 11/27/25 @ 100	291,890
2,100,000	HCA, Inc., 5.25%, 4/15/25	2,092,125
7,174,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	7,156,065
430,000	HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100	437,525
3,183,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	2,824,912
1,434,000	HCA, Inc., 3.50%, 7/15/51, Callable 1/15/51 @ 100	990,361
964,000	Humana, Inc., 1.35%, 2/3/27, Callable 1/3/27 @ 100	845,861
2,266,000	Humana, Inc., 5.75%, 3/1/28, Callable 2/1/28 @ 100	2,348,355
221,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	216,158
235,000	UnitedHealth Group, Inc., 4.20%, 1/15/47, Callable 7/15/46 @ 100	207,892
530,000	UnitedHealth Group, Inc., 3.75%, 10/15/47, Callable 4/15/47 @ 100	442,137
1,930,000	UnitedHealth Group, Inc., 2.90%, 5/15/50, Callable 11/15/49 @ 100	1,375,870
413,000	UnitedHealth Group, Inc., 3.25%, 5/15/51, Callable 11/15/50 @ 100	310,505
792,000	UnitedHealth Group, Inc., 5.88%, 2/15/53, Callable 8/15/52 @ 100	884,606
214,000	UnitedHealth Group, Inc., 4.95%, 5/15/62, Callable 11/15/61 @ 100	207,257

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Health Care Providers & Services, continued
$1,209,000	UnitedHealth Group, Inc., 6.05%, 2/15/63, Callable 8/15/62 @ 100	$1,379,163

		29,273,073

Health Care Technology (0.0%†):
766,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25, Callable 10/15/25 @ 100(a)	774,012

Hotels, Restaurants & Leisure (0.0%†):
1,200,000	McDonald’s Corp., Series G, 1.00%, 11/15/23, MTN(a)	1,282,631

Industrial Conglomerates (0.0%†):
785,000	3M Co., Series E, 0.95%, 5/15/23	848,917

Industrial Services (0.0%†):
804,000	Burlington Northern Santa Fe LLC, 4.45%, 1/15/53, Callable 7/15/52 @ 100	748,114

Insurance (0.5%):
775,000	Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @ 100	757,683
1,604,000	Aon Corp., 3.75%, 5/2/29, Callable 2/2/29 @ 100	1,523,863
4,315,000	Aon Corp., 2.80%, 5/15/30, Callable 2/15/30 @ 100	3,803,206
2,920,000	Aon Corp./Aon Global Holdings plc, 5.35%, 2/28/33, Callable 11/28/32 @ 100	3,020,454
378,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	321,267
3,809,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	3,763,319
1,422,000	Marsh & McLennan Cos., Inc., 2.25%, 11/15/30, Callable 8/15/30 @ 100	1,190,618
648,000	Marsh & McLennan Cos., Inc., 5.45%, 3/15/53, Callable 9/15/52 @ 100	658,544

		15,038,954

Interactive Media & Services (0.0%†):
1,081,000	Meta Platforms, Inc., 4.45%, 8/15/52, Callable 2/15/52 @ 100	944,149

IT Services (0.2%):
180,000	Global Payments, Inc., 2.15%, 1/15/27, Callable 12/15/26 @ 100	158,879
1,265,000	Global Payments, Inc., 4.95%, 8/15/27, Callable 7/15/27 @ 100	1,236,477
3,309,000	Global Payments, Inc., 3.20%, 8/15/29, Callable 5/15/29 @ 100	2,882,595
1,898,000	Global Payments, Inc., 2.90%, 5/15/30, Callable 2/15/30 @ 100	1,606,771

		5,884,722

Life Sciences Tools & Services (0.1%):
2,945,000	Thermo Fisher Scientific, Inc., 2.00%, 10/15/31, Callable 7/15/31 @ 100	2,438,687

Media (0.5%):
2,976,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.95%, 6/30/62, Callable 12/30/61 @ 100	1,869,196
4,658,000	Comcast Corp., 2.65%, 2/1/30, Callable 11/1/29 @ 100	4,134,329
1,731,000	Comcast Corp., 5.50%, 11/15/32, Callable 8/15/32 @ 100	1,840,666

Principal Amount		Value
Corporate Bonds, continued

Media, continued
$2,001,000	Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34 @ 100	$1,907,841
577,000	Comcast Corp., 3.75%, 4/1/40, Callable 10/1/39 @ 100	495,253
380,000	Comcast Corp., 2.80%, 1/15/51, Callable 7/15/50 @ 100	254,872
1,541,000	Comcast Corp., 2.94%, 11/1/56, Callable 5/1/56 @ 100	1,017,544
2,385,000	Cox Communications, Inc., 3.85%, 2/1/25, Callable 11/1/24 @ 100(a)	2,324,306
799,000	Cox Communications, Inc., 3.60%, 6/15/51, Callable 12/15/50 @ 100(a)	570,551
541,000	NBCUniversal Media LLC, 4.45%, 1/15/43	491,782
265,000	Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/1/24, Callable 8/1/24 @ 100	259,529
526,000	Paramount Global, 4.85%, 7/1/42, Callable 1/1/42 @ 100	402,171

		15,568,040

Metals & Mining (0.0%†):
367,000	Nucor Corp., 4.30%, 5/23/27, Callable 4/23/27 @ 100	359,987

Multi-Utilities (0.4%):
480,000	Ameren Illinois Co., 3.25%, 3/15/50, Callable 9/15/49 @ 100	354,201
390,000	Ameren Illinois Co., 2.90%, 6/15/51, Callable 12/15/50 @ 100	266,392
296,000	Ameren Illinois Co., 5.90%, 12/1/52, Callable 6/1/52 @ 100	329,923
761,000	CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33, Callable 1/1/33 @ 100	776,237
176,000	CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/48, Callable 9/1/47 @ 100	147,887
599,000	CenterPoint Energy Houston Electric LLC, 2.90%, 7/1/50, Callable 1/1/50 @ 100	409,623
695,000	CenterPoint Energy Houston Electric LLC, 3.35%, 4/1/51, Callable 10/1/50 @ 100	517,430
735,000	CenterPoint Energy Houston Electric LLC, 5.30%, 4/1/53, Callable 10/1/52 @ 100	758,796
380,000	CenterPoint Energy Resources Corp., 1.75%, 10/1/30, Callable 7/1/30 @ 100	304,879
1,928,000	Consumers Energy Co., 4.63%, 5/15/33, Callable 11/15/32 @ 100	1,918,123
430,000	Consumers Energy Co., 4.05%, 5/15/48, Callable 11/15/47 @ 100	362,024
531,000	Consumers Energy Co., 3.75%, 2/15/50, Callable 8/15/49 @ 100	427,499
778,000	Consumers Energy Co., 3.10%, 8/15/50, Callable 2/15/50 @ 100	552,302
180,000	Consumers Energy Co., 3.50%, 8/1/51, Callable 2/1/51 @ 100	140,737
2,151,000	Consumers Energy Co., 4.20%, 9/1/52, Callable 3/1/52 @ 100	1,869,974
1,304,000	Louisville Gas and Electric Co., 5.45%, 4/15/33, Callable 1/15/33 @ 100	1,354,354
495,000	NiSource, Inc., 5.25%, 3/30/28, Callable 2/29/28 @ 100	502,825

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Multi-Utilities, continued
$1,221,000	San Diego Gas & Electric Co., 5.35%, 4/1/53, Callable 10/1/52 @ 100	$1,254,184

		12,247,390

National (0.1%):
625,000	Federal Farm Credit Banks Funding Corp., 3.50%, 9/1/32	593,119
1,045,000	Federal Farm Credit Banks Funding Corp., 3.88%, 9/20/32	1,021,865

		1,614,984

Oil, Gas & Consumable Fuels (3.1%):
762,000	Cameron LNG LLC, 2.90%, 7/15/31, Callable 4/15/31 @ 100(a)	672,758
3,810,000	Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a)	3,247,080
1,037,000	Cameron LNG LLC, 3.40%, 1/15/38, Callable 7/15/37 @ 100(a)	888,973
6,392,000	Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27, Callable 1/1/27 @ 100	6,386,886
1,710,000	Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100	1,564,650
469,000	Devon Energy Corp., 8.25%, 8/1/23, Callable 6/1/23 @ 100	471,157
2,920,000	Devon Energy Corp., 4.50%, 1/15/30, Callable 1/15/25 @ 102.25	2,767,976
5,125,000	Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	4,823,906
14,104,000	Diamondback Energy, Inc., 3.50%, 12/1/29, Callable 9/1/29 @ 100	12,798,379
311,000	Diamondback Energy, Inc., 4.40%, 3/24/51, Callable 9/24/50 @ 100	248,774
711,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	692,477
1,007,000	Energy Transfer LP, 5.88%, 1/15/24, Callable 10/15/23 @ 100	1,006,603
1,064,000	Energy Transfer LP, 5.95%, 12/1/25, Callable 9/1/25 @ 100	1,080,237
2,137,000	Energy Transfer LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	2,152,474
864,000	Energy Transfer LP, 5.55%, 2/15/28, Callable 1/15/28 @ 100	872,386
423,000	Energy Transfer LP, 8.25%, 11/15/29, Callable 8/15/29 @ 100	481,825
1,035,000	Energy Transfer LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	953,138
2,200,000	Energy Transfer LP, 5.75%, 2/15/33, Callable 11/15/32 @ 100	2,236,100
391,000	Energy Transfer LP, 5.15%, 2/1/43, Callable 8/1/42 @ 100	340,013
1,223,000	Energy Transfer LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	1,081,580
4,030,000	Energy Transfer LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	3,387,001
266,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	262,041
675,000	Energy Transfer, LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	663,073
251,000	Enterprise Products Operating LLC, 4.80%, 2/1/49, Callable 8/1/48 @ 100	230,212

Principal Amount		Value
Corporate Bonds, continued

Oil, Gas & Consumable Fuels, continued
$515,000	Enterprise Products Operating LLC, 4.20%, 1/31/50, Callable 7/31/49 @ 100	$428,553
221,000	Enterprise Products Operating LLC, 3.20%, 2/15/52, Callable 8/15/51 @ 100	155,286
1,615,000	Enterprise Products Operating LLC, 3.30%, 2/15/53, Callable 8/15/52 @ 100	1,158,525
240,000	EQT Corp., 5.70%, 4/1/28, Callable 3/1/28 @ 100	238,800
239,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	232,771
349,000	Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	353,210
278,000	Kinder Morgan, Inc., 4.80%, 2/1/33, Callable 11/1/32 @ 100	267,516
1,827,000	Kinder Morgan, Inc., 5.20%, 6/1/33, Callable 3/1/33 @ 100	1,804,351
1,705,000	Kinder Morgan, Inc., 3.25%, 8/1/50, Callable 2/1/50 @ 100	1,123,164
1,255,000	Kinder Morgan, Inc., 3.60%, 2/15/51, Callable 8/15/50 @ 100	883,012
390,000	Kinder Morgan, Inc., Series MTN, 5.45%, 8/1/52, Callable 2/1/52 @ 100	359,092
1,397,000	MPLX LP, 5.00%, 3/1/33, Callable 12/1/32 @ 100	1,366,596
536,000	MPLX LP, 5.65%, 3/1/53, Callable 9/1/52 @ 100	513,494
3,510,000	NGPL PipeCo LLC, 3.25%, 7/15/31, Callable 4/15/31 @ 100(a)	2,963,030
1,586,000	NGPL PipeCo. LLC, 4.88%, 8/15/27, Callable 2/15/27 @ 100(a)	1,534,455
390,000	NGPL PipeCo. LLC, 7.77%, 12/15/37(a)	425,100
1,141,000	Northern Natural Gas Co., 4.30%, 1/15/49, Callable 7/15/48 @ 100(a)	948,100
1,689,000	Northern Natural Gas Co., 3.40%, 10/16/51, Callable 4/16/51 @ 100(a)	1,188,005
1,988,000	Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	1,920,923
891,000	Ovintiv Exploration, Inc., 5.38%, 1/1/26, Callable 10/1/25 @ 100	886,545
1,465,000	Phillips 66, 4.95%, 12/1/27, Callable 11/1/27 @ 100	1,468,030
705,000	Pioneer Natural Resources Co., 5.10%, 3/29/26	707,500
3,353,000	Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100	3,327,853
228,000	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28, Callable 9/15/27 @ 100	217,740
1,267,000	Sabine Pass Liquefaction LLC, 5.90%, 9/15/37, Callable 3/15/37 @ 100(a)	1,290,059
3,308,000	Targa Resources Corp., 5.20%, 7/1/27, Callable 6/1/27 @ 100	3,269,197
1,320,000	Targa Resources Corp., 4.20%, 2/1/33, Callable 11/1/32 @ 100	1,182,791
264,000	Targa Resources Corp., 6.13%, 3/15/33, Callable 12/15/32 @ 100	272,087
470,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28, Callable 5/11/23 @ 102.5	454,137
666,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 1/15/29, Callable 1/15/24 @ 103.44	677,655
2,390,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 2/1/31, Callable 2/1/26 @ 102.44	2,222,700

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Oil, Gas & Consumable Fuels, continued
$852,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 1/15/32, Callable 7/15/26 @ 102	$742,518
1,373,000	Texas Eastern Transmission LP, 3.50%, 1/15/28, Callable 10/15/27 @ 100(a)	1,290,067
3,103,000	Texas Eastern Transmission LP, 4.15%, 1/15/48, Callable 7/15/47 @ 100(a)	2,523,872
3,050,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	3,257,891
2,198,000	Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/28, Callable 12/15/27 @ 100	2,092,773
1,886,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50, Callable 11/15/49 @ 100	1,513,677
430,000	Western Midstream Operating LP, 6.15%, 4/1/33, Callable 1/1/33 @ 100	433,758
424,000	Williams Cos., Inc., Series A, 7.50%, 1/15/31	471,055
242,000	Williams Cos., Inc. (The), 3.50%, 10/15/51, Callable 4/15/51 @ 100	170,519

		95,646,106

Passenger Airlines (0.2%):
739,139	American Airlines Pass Through Trust, Series 2015- 2, Class B, 4.40%, 3/22/25	724,437
443,150	American Airlines Pass Through Trust, Series 2015- 2, Class AA, 3.60%, 3/22/29	400,973
194,985	American Airlines Pass Through Trust, Series 2016- 2, Class AA, 3.20%, 12/15/29	174,875
68,160	American Airlines Pass Through Trust, Series 2017- 1, Class AA, 3.65%, 8/15/30	62,014
615,405	American Airlines Pass Through Trust, Series 2019- 1, 3.15%, 8/15/33	535,119
420,000	Delta Airlines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	409,266
5,718	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.65%, 4/7/27	5,305
216,482	United Airlines Pass Through Trust, Series 2018-1, Class B, 4.60%, 9/1/27	203,079
932,603	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 4/15/29	920,946
10,286	United Airlines Pass Through Trust, Series 2015-1, Class AA, 3.45%, 6/1/29	9,338
330,416	United Airlines Pass Through Trust, Series 2019-2, Class B, 3.50%, 11/1/29	294,582
41,168	United Airlines Pass Through Trust, Series 2016-2, Class AA, 3.10%, 1/7/30	37,174
165,530	United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.88%, 4/7/30	146,691
196,083	United Airlines Pass Through Trust, Series 2018-1, Class AA, 3.50%, 9/1/31	173,772
315,035	United Airlines Pass Through Trust, Series 2016-1, Class AA, 4.15%, 2/25/33	282,411
446,685	United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 11/1/33	374,837

		4,754,819

Pharmaceuticals (0.0%†):
312,000	Bristol-Myers Squibb Co., 3.25%, 8/1/42	249,374
442,000	Bristol-Myers Squibb Co., 4.63%, 5/15/44, Callable 11/15/43 @ 100	425,362

Principal Amount		Value
Corporate Bonds, continued

Pharmaceuticals, continued
$427,000	Eli Lilly & Co., 4.95%, 2/27/63, Callable 8/27/62 @ 100	$436,916

		1,111,652

Power (0.1%):
1,738,998	Texas Electric Market Stabilization Funding N LLC, 4.26%, 8/1/36(a)	1,688,587

Professional Services (0.0%†):
443,000	RELX Capital, Inc., 3.00%, 5/22/30, Callable 2/22/30 @ 100	393,863

Real Estate (0.1%):
1,987,000	VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a)	1,760,979

Real Estate Management & Development (0.0%†):
915,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	864,317

Semiconductors & Semiconductor Equipment (0.9%):
227,000	Applied Materials, Inc., 4.35%, 4/1/47, Callable 10/1/46 @ 100	211,089
519,000	Broadcom Corp/Broadcom Cayman Finance, Ltd., 3.50%, 1/15/28, Callable 10/15/27 @ 100	485,115
195,000	Broadcom, Inc., 3.46%, 9/15/26, Callable 7/15/26 @ 100	185,703
1,998,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100	1,848,847
383,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(a)	312,657
1,274,000	Broadcom, Inc., 4.15%, 4/15/32, Callable 1/15/32 @ 100(a)	1,161,256
1,760,000	Broadcom, Inc., 3.42%, 4/15/33, Callable 1/15/33 @ 100(a)	1,465,561
1,750,000	Broadcom, Inc., 3.47%, 4/15/34, Callable 1/15/34 @ 100(a)	1,435,399
471,000	Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36 @ 100(a)	356,779
2,168,000	Broadcom, Inc., 4.93%, 5/15/37, Callable 2/15/37 @ 100(a)	1,963,378
4,623,000	Intel Corp., 4.88%, 2/10/28, Callable 1/10/28 @ 100	4,696,006
1,023,000	KLA Corp., 3.30%, 3/1/50, Callable 8/28/49 @ 100	779,585
892,000	KLA Corp., 4.95%, 7/15/52, Callable 1/15/52 @ 100	881,308
1,524,000	KLA Corp., 5.25%, 7/15/62, Callable 1/15/62 @ 100	1,525,350
1,177,000	KLA-Tencor Corp., 4.10%, 3/15/29, Callable 12/15/28 @ 100	1,155,994
627,000	Lam Research Corp., 2.88%, 6/15/50, Callable 12/15/49 @ 100	439,504
291,000	NVIDIA Corp., 3.50%, 4/1/50, Callable 10/1/49 @ 100	237,442
1,364,000	QUALCOMM, Inc., 1.65%, 5/20/32, Callable 2/20/32 @ 100	1,093,872
3,200,000	QUALCOMM, Inc., 5.40%, 5/20/33, Callable 2/20/33 @ 100	3,423,712
878,000	QUALCOMM, Inc., 4.65%, 5/20/35, Callable 11/20/34 @ 100	882,017
309,000	QUALCOMM, Inc., 4.80%, 5/20/45, Callable 11/20/44 @ 100	303,870
632,000	QUALCOMM, Inc., 4.50%, 5/20/52, Callable 11/20/51 @ 100	592,389

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Semiconductors & Semiconductor Equipment, continued
$277,000	QUALCOMM, Inc., 6.00%, 5/20/53, Callable 11/20/52 @ 100	$313,595
494,000	TSMC Arizona Corp., 4.25%, 4/22/32, Callable 1/22/32 @ 100	488,488

		26,238,916

Software (0.8%):
1,560,000	Oracle Corp., 3.85%, 7/15/36, Callable 1/15/36 @ 100	1,327,011
573,000	Oracle Corp., 3.80%, 11/15/37, Callable 5/15/37 @ 100	475,656
1,412,000	Oracle Corp., 6.13%, 7/8/39	1,460,850
1,611,000	Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @ 100	1,240,568
1,903,000	Oracle Corp., 5.38%, 7/15/40	1,825,989
8,627,000	Oracle Corp., 3.65%, 3/25/41, Callable 9/25/40 @ 100	6,651,046
878,000	Oracle Corp., 4.00%, 11/15/47, Callable 5/15/47 @ 100	665,960
2,565,000	Oracle Corp., 3.60%, 4/1/50, Callable 10/1/49 @ 100	1,806,194
3,195,000	Oracle Corp., 3.95%, 3/25/51, Callable 9/25/50 @ 100	2,385,745
1,229,000	Oracle Corp., 6.90%, 11/9/52, Callable 5/9/52 @ 100	1,374,011
2,785,000	Oracle Corp., 5.55%, 2/6/53, Callable 8/6/52 @ 100	2,649,379
480,000	Oracle Corp., 4.10%, 3/25/61, Callable 9/25/60 @ 100	349,752
321,000	salesforce.com, Inc., 3.05%, 7/15/61, Callable 1/15/61 @ 100	218,865
553,000	Vmware, Inc., 4.65%, 5/15/27, Callable 3/15/27 @ 100	544,730
427,000	Vmware, Inc., 3.90%, 8/21/27, Callable 5/21/27 @ 100	408,110
904,000	Vmware, Inc., 1.80%, 8/15/28, Callable 6/15/28 @ 100	760,877
1,771,000	Vmware, Inc., 2.20%, 8/15/31, Callable 5/15/31 @ 100	1,398,966

		25,543,709

Specialized REITs (0.2%):
347,000	American Tower Corp., 3.13%, 1/15/27, Callable 10/15/26 @ 100	322,550
2,191,000	American Tower Corp., 3.80%, 8/15/29, Callable 5/15/29 @ 100	2,034,479
530,000	American Tower Corp., 1.88%, 10/15/30, Callable 7/15/30 @ 100	419,504
650,000	Crown Castle, Inc., 3.65%, 9/1/27, Callable 6/1/27 @ 100	612,935
3,065,000	Crown Castle, Inc., 5.00%, 1/11/28, Callable 12/11/27 @ 100	3,079,182
307,000	Crown Castle, Inc., 3.80%, 2/15/28, Callable 11/15/27 @ 100	290,605
364,000	Equinix, Inc., 1.55%, 3/15/28, Callable 1/15/28 @ 100	309,454

		7,068,709

Specialty Retail (0.1%):
3,551,000	Lowe’s Cos., Inc., 3.65%, 4/5/29, Callable 1/5/29 @ 100	3,351,356

Principal Amount		Value
Corporate Bonds, continued

Specialty Retail, continued
$214,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	$210,085
291,000	Lowe’s Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100	205,634

		3,767,075

Technology Hardware, Storage & Peripherals (0.2%):
2,623,000	Apple, Inc., 4.10%, 8/8/62, Callable 2/8/62 @ 100	2,329,386
98,000	Dell International LLC/EMC Corp., 8.35%, 7/15/46, Callable 1/15/46 @ 100	117,601
541,000	Dell International LLC/EMC Corp., 3.45%, 12/15/51, Callable 6/15/51 @ 100(a)	351,358
1,730,000	Hewlett Packard Enterprise Co., 5.90%, 10/1/24	1,752,196
206,000	Hewlett Packard Enterprise Co., 6.35%, 10/15/45, Callable 4/15/45 @ 100	215,178
344,000	Hp, Inc., 2.65%, 6/17/31, Callable 3/17/31 @ 100	279,525

		5,045,244

Tobacco (0.4%):
415,000	Altria Group, Inc., 2.20%, 6/15/27, Callable 4/15/27 @ 100	413,466
2,158,000	Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100	1,695,381
1,537,000	Altria Group, Inc., 5.80%, 2/14/39, Callable 8/14/38 @ 100	1,497,367
450,000	Altria Group, Inc., 3.40%, 2/4/41, Callable 8/4/40 @ 100	318,119
377,000	BAT Capital Corp., 2.26%, 3/25/28, Callable 1/25/28 @ 100	321,067
457,000	BAT Capital Corp., 3.98%, 9/25/50, Callable 3/25/50 @ 100	312,481
2,949,000	Philip Morris International, Inc., 5.13%, 11/17/27, Callable 10/17/27 @ 100	3,016,001
4,680,000	Philip Morris International, Inc., 4.88%, 2/15/28, Callable 1/15/28 @ 100	4,712,549
1,157,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	1,038,398

		13,324,829

Utilities (0.2%):
1,495,000	AEP Transmission Co. LLC, 4.50%, 6/15/52, Callable 12/1/51 @ 100	1,360,022
1,310,000	Baltimore Gas and Electric Co., 4.55%, 6/1/52, Callable 12/1/51 @ 100	1,175,994
470,000	CenterPoint Ener Houston, 3.60%, 3/1/52, Callable 9/1/51 @ 100	371,028
885,000	Consolidated Edison Co. of New York, Inc., 6.15%, 11/15/52, Callable 5/15/52 @ 100	994,175
240,000	PECO Energy Co., 4.38%, 8/15/52, Callable 2/15/52 @ 100	216,679
545,000	Public Service Co. of New Hampshire, 5.15%, 1/15/53, Callable 7/15/52 @ 100	555,973
3,041,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(a)	2,966,924

		7,640,795

Wireless Telecommunication Services (0.3%):
9,403,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	9,023,166

Total Corporate Bonds (Cost $732,987,074)		701,066,565

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Foreign Bonds (0.4%):

Automobile Components (0.0%†):
$300,000	Volkswagen International Finance NV, 4.13%, 11/16/38+(a)	$307,583

Banks (0.1%):
500,000	BPCE SA, 0.25%, 1/15/26+(a)	492,924
1,675,000	Danske Bank A/S, 4.13%(EUSA1+125bps), 1/10/31, Callable 1/10/30 @ 100+(a)	1,820,328
300,000	de Volksbank NV, 1.75%(EUSA5+2.1bps), 10/22/30, Callable 10/22/25 @ 100, MTN+(a)	296,041

		2,609,293

Beverages (0.0%†):
600,000	Pernod Ricard SA, 3.47%, 10/24/23, Callable 9/24/23 @ 100+(a)	638,082

Capital Markets (0.1%):
700,000	Deutsche Bank AG, 1.00%(EUR003M+1.6bps), 11/19/25, Callable 11/19/24 @ 100+(a)	700,250
1,140,000	Viterra Finance BV, 0.38%, 9/24/25, Callable 8/24/25 @ 100, MTN+(a)	1,114,930

		1,815,180

Chemicals (0.0%†):
390,000	Covestro AG, 0.88%, 2/3/26, Callable 11/3/25 @ 100, MTN+(a)	395,566

Construction Materials (0.1%):
1,900,000	HeidelbergCement AG, 3.75%, 5/31/32, Callable 2/28/32 @ 100+(a)	1,927,629

Health Care Providers & Services (0.0%†):
390,000	Fresenius Finance Ireland plc, 0.88%, 10/1/31, Callable 7/1/31 @ 100, MTN+(a)	311,287

Oil, Gas & Consumable Fuels (0.1%):
600,000	Digital Dutch Finco BV, 1.00%, 1/15/32, Callable 10/15/31 @ 100+(a)	456,645
1,100,000	TotalEnergies SE, 1.75%(EUSA5+176.5bps), 12/31/99, Callable 4/4/24 @ 100, MTN+(a)	1,143,634

		1,600,279

Pharmaceuticals (0.0%†):
840,000	Upjohn Finance BV, 1.02%, 6/23/24, Callable 5/23/24 @ 100+(a)	878,085

Professional Services (0.0%†):
520,000	RELX Finance BV, 3.54%, 3/18/24, Callable 2/18/24 @ 100+(a)	545,262

Sovereign Bond (0.0%†):
152,000	Romanian Government International Bond, 2.88%, 3/11/29, MTN+(a)	140,393
163,000	Romanian Government International Bond, Registered Shares, 2.50%, 2/8/30, MTN+(a)	141,421

		281,814

Total Foreign Bonds (Cost $12,643,345)		11,310,060

Yankee Debt Obligations (3.4%):

Banks (0.3%):
428,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 6/6/24(a)	419,965
200,000	Banco Nacional de Panama, 2.50%, 8/11/30, Callable 5/11/30 @ 100(a)	155,000
2,149,000	Barclays plc, 5.75% (H15T1Y+300 bps), 8/9/33, Callable 8/9/32 @ 100	2,094,370

Principal Amount		Value
Yankee Debt Obligations, continued

Banks, continued
$825,000	Barclays plc, 7.44% (H15T1Y+350 bps), 11/2/33, Callable 11/2/32 @ 100	$909,490
446,000	Credicorp, Ltd., 2.75%, 6/17/25, Callable 5/17/25 @ 100(a)	412,550
2,130,000	HSBC Holdings plc, 1.59% (SOFR+129 bps), 5/24/27, Callable 5/24/26 @ 100	1,867,107
1,855,000	HSBC Holdings plc, 5.40% (SOFR+287 bps), 8/11/33, Callable 8/11/32 @ 100	1,822,489
348,000	Intercorp Peru, Ltd., 3.88%, 8/15/29, Callable 5/15/29 @ 100(a)	288,624
1,380,000	Mitsubishi UFJ Financial Group, Inc., 5.72% (H15T1Y+108 bps), 2/20/26, Callable 2/20/25 @ 100	1,383,992

		9,353,587

Biotechnology (0.1%):
3,140,000	Shire Acquisitions Investments, 3.20%, 9/23/26, Callable 6/23/26 @ 100	2,973,828

Broadline Retail (0.0%†):
320,000	Alibaba Group Holding, Ltd., 2.80%, 6/6/23, Callable 5/11/23 @ 100	317,541

Capital Markets (0.2%):
744,000	Credit Suisse AG, 7.95%, 1/9/25	755,160
750,000	Credit Suisse AG, 2.95%, 4/9/25	696,562
1,935,000	Credit Suisse AG, 5.00%, 7/9/27	1,862,437
510,000	Deutsche Bank AG, 1.45% (SOFR+113 bps), 4/1/25, Callable 4/1/24 @ 100	474,006
150,000	Deutsche Bank AG, 2.13% (SOFR+187 bps), 11/24/26, Callable 11/24/25 @ 100	128,554
150,000	Deutsche Bank AG, 2.31% (SOFR+122 bps), 11/16/27, Callable 11/16/26 @ 100	126,984
646,000	Deutsche Bank AG, 6.72% (SOFRRATE+7 bps), 1/18/29, Callable 1/18/28 @ 100	641,214
2,000	Macquarie Group, Ltd., 4.65% (US0003M+173 bps), 3/27/29, Callable 3/27/28 @ 100(a)	1,925
676,000	Nomura Holdings, Inc., 2.68%, 7/16/30	544,704
650,000	SA Global Sukuk, Ltd., 2.69%, 6/17/31, Callable 3/17/31 @ 100(a)	571,431

		5,802,977

Chemicals (0.0%†):
330,000	Nutrien, Ltd., 5.90%, 11/7/24	334,610
515,000	Sociedad Quimica y Minera de Chile SA, 4.25%, 1/22/50, Callable 7/22/49 @ 100(a)	415,862

		750,472

Consumer Staples Distribution & Retail (0.0%†):
561,000	Cencosud SA, 5.15%, 2/12/25, Callable 11/12/24 @ 100(a)	561,656

Diversified REITs (0.0%†):
269,000	Trust Fibra Uno, 5.25%, 12/15/24, Callable 9/15/24 @ 100^(a)	262,947
453,000	Trust Fibra Uno, 6.39%, 1/15/50, Callable 7/15/49 @ 100(a)	335,234

		598,181

Diversified Telecommunication Services (0.0%†):
389,000	Deutsche Telekom International Finance BV, 2.49%, 9/19/23, Callable 7/19/23 @ 100(a)	384,238

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued

Energy Production (0.0%†):
$527,000	Kallpa Generacion SA, 4.13%, 8/16/27, Callable 5/16/27 @ 100(a)	$485,117

Financial Services (0.2%):
470,000	Banco Latinoamericano de Comercio Exterior SA, 2.38%, 9/14/25, Callable 8/15/25 @ 100(a)	434,121
542,000	BAT International Finance plc, 4.45%, 3/16/28, Callable 2/16/28 @ 100	510,835
3,988,000	Credit Suisse AG, 3.70%, 2/21/25	3,783,615
715,000	Eig Pearl Holdings Sarl, 4.39%, 11/30/46(a)	562,169

		5,290,740

Food Products (0.0%†):
697,000	Grupo Bimbo SAB de CV, 4.00%, 9/6/49(a)	535,818

Household Durables (0.0%†):
762,000	Consorcio Transmantaro SA, 4.70%, 4/16/34(a)	683,895

Independent Power and Renewable Electricity Producers (0.0%†):
270,000	AES Panama Generation Holdings SRL, 4.38%, 5/31/30, Callable 2/28/30 @ 100(a)	230,175
506,000	Colbun SA, 3.15%, 1/19/32, Callable 10/19/31 @ 100(a)	422,691

		652,866

Interactive Media & Services (0.1%):
490,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100	485,966
475,000	Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @ 100	461,606
515,000	Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable 10/19/27 @ 100(a)	485,083

		1,432,655

Machinery (0.1%):
1,864,000	CNH Industrial N.V., 3.85%, 11/15/27, Callable 8/15/27 @ 100, MTN	1,783,069
420,000	Trane Technologies Luxembourg Finance SA, 3.50%, 3/21/26, Callable 1/21/26 @ 100	406,984

		2,190,053

Materials (0.1%):
615,000	Celulosa Arauco y Constitucion SA, 4.20%, 1/29/30, Callable 10/29/29 @ 100(a)	564,226
660,000	Equate Petrochemical BV, 4.25%, 11/3/26(a)	640,963
278,000	Fibria Overseas Finance, Ltd., 5.50%, 1/17/27	278,000
425,000	Freeport Indonesia PT, Registered Shares, 4.76%, 4/14/27, Callable 3/14/27 @ 100(a)	415,442
561,000	SABIC Capital II BV, 4.50%, 10/10/28(a)	553,159

		2,451,790

Metals & Mining (0.2%):
2,167,000	Anglo American Capital plc, 4.00%, 9/11/27(a)	2,054,303
2,750,000	Anglo American Capital plc, 4.50%, 3/15/28, Callable 12/15/27 @ 100(a)	2,648,470
1,074,000	Anglo American Capital plc, 2.25%, 3/17/28, Callable 1/17/28 @ 100(a)	924,242
525,000	Antofagasta plc, 2.38%, 10/14/30, Callable 7/14/30 @ 100(a)	417,822
858,000	Corp. Nacional del Cobre de Chile, Registered Shares, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a)	812,243

Principal Amount		Value
Yankee Debt Obligations, continued

Metals & Mining, continued
$409,000	POSCO, 5.63%, 1/17/26(a)	$414,132

		7,271,212

National (0.0%†):
419,000	Perusahaan Penerbit SBSN Indonesia III, 4.40%, 6/6/27(a)	416,381

Oil, Gas & Consumable Fuels (0.3%):
1,806,000	Cenovus Energy, Inc., 3.75%, 2/15/52, Callable 8/15/51 @ 100	1,310,504
555,000	Ecopetrol SA, 4.13%, 1/16/25	534,188
1,598,000	Enbridge, Inc., 5.70%, 3/8/33, Callable 12/8/32 @ 100	1,660,897
599,249	Galaxy Pipeline Assets Bidco, Ltd., 2.94%, 9/30/40(a)	485,028
270,000	KazMunayGas National Co. JSC, 3.50%, 4/14/33, Callable 10/14/32 @ 100(a)	202,285
470,000	Pertamina Persero PT, 3.10%, 1/21/30, Callable 10/21/29 @ 100(a)	416,538
495,000	Qatar Energy, 2.25%, 7/12/31, Callable 4/12/31 @ 100(a)	420,379
623,000	Saudi Arabian Oil Co., 3.25%, 11/24/50, Callable 5/24/50 @ 100(a)	433,859
604,000	Saudi Arabian Oil Co., 3.50%, 11/24/70, Callable 5/24/70 @ 100(a)	407,114
1,541,000	Shell International Finance BV, 4.13%, 5/11/35	1,470,217
196,000	Suncor Energy, Inc., 7.15%, 2/1/32	215,246
298,000	Suncor Energy, Inc., 6.80%, 5/15/38	326,952

		7,883,207

Paper & Forest Products (0.0%†):
552,000	Suzano Austria GmbH, 5.75%, 7/14/26(a)	548,257
327,000	Suzano Austria GmbH, 3.75%, 1/15/31, Callable 10/15/30 @ 100	283,579

		831,836

Passenger Airlines (0.0%†):
257,816	Air Canada Pass Through Trust, Series 2017-1, Class A, 3.30%, 7/15/31(a)	226,493

Pharmaceuticals (0.1%):
210,000	Takeda Pharmaceutical Co., Ltd., 5.00%, 11/26/28, Callable 8/26/28 @ 100	211,215
1,791,000	Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30, Callable 12/31/29 @ 100	1,514,817

		1,726,032

Sovereign Bond (1.3%):
434,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(a)	369,449
407,000	Chile Government International Bond, 3.24%, 2/6/28, Callable 11/6/27 @ 100	387,676
1,560,000	Chile Government International Bond, 2.55%, 1/27/32, Callable 10/27/31 @ 100	1,332,774
611,000	Chile Government International Bond, 3.86%, 6/21/47	498,619
1,905,000	Colombia Government International Bond, 3.13%, 4/15/31, Callable 1/15/31 @ 100	1,444,963
860,000	Colombia Government International Bond, 3.25%, 4/22/32, Callable 1/22/32 @ 100	637,364
20,000	Hungary Government International Bond, 5.38%, 3/25/24	20,017

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued

Sovereign Bond, continued
$425,000	Hungary Government International Bond, 5.25%, 6/16/29(a)	$414,766
240,000	Hungary Government International Bond, 7.63%, 3/29/41	270,504
236,000	Indonesia Government International Bond, 7.75%, 1/17/38(a)	296,631
200,000	Indonesia Government International Bond, 6.75%, 1/15/44(a)	233,328
1,015,000	Mexico Government International Bond, 3.75%, 1/11/28	973,113
378,000	Mexico Government International Bond, 4.75%, 4/27/32, Callable 1/27/32 @ 100	363,696
4,915,000	Mexico Government International Bond, 6.35%, 2/9/35, Callable 11/9/34 @ 100	5,191,267
322,000	Mexico Government International Bond, 5.75%, 10/12/10	286,379
393,041	Oriental Republic of Uruguay, 4.50%, 8/14/24	392,262
2,480,640	Oriental Republic of Uruguay, 4.38%, 10/27/27	2,480,640
1,062,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	931,905
421,000	Panama Government International Bond, 3.30%, 1/19/33, Callable 10/19/32 @ 100	352,061
1,095,000	Panama Government International Bond, 4.50%, 4/1/56, Callable 10/1/55 @ 100	815,775
430,000	Peruvian Government International Bond, 2.78%, 1/23/31, Callable 10/23/30 @ 100	367,220
397,000	Peruvian Government International Bond, 1.86%, 12/1/32, Callable 9/1/32 @ 100	300,023
116,000	Peruvian Government International Bond, 3.00%, 1/15/34, Callable 10/15/33 @ 100	94,105
710,000	Philippine Government International Bond, 1.65%, 6/10/31	570,046
1,725,000	Philippine Government International Bond, 1.95%, 1/6/32^	1,402,284
689,000	Province of Manitoba, 3.05%, 5/14/24	676,192
200,000	Qatar Government International Bond, 4.00%, 3/14/29(a)	198,914
200,000	Qatar Government International Bond, 3.75%, 4/16/30(a)	195,646
200,000	Qatar Government International Bond, 5.10%, 4/23/48(a)	203,288
3,516,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100	3,185,162
275,000	Republic of Colombia, 4.50%, 3/15/29, Callable 12/15/28 @ 100	241,918
567,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100	443,506
581,000	Republic of Indonesia, 4.10%, 4/24/28	571,057
2,840,000	Republic of Indonesia, 2.85%, 2/14/30	2,560,802
1,137,000	Republic of Panama, 3.88%, 3/17/28, Callable 12/17/27 @ 100	1,088,678
1,342,000	Republic of Peru, 4.13%, 8/25/27	1,315,801
1,031,000	Republic of Peru, 5.63%, 11/18/50	1,039,090
3,200,000	Republic of Philippines, 3.00%, 2/1/28	3,010,182
412,000	Republic of Poland Government International Bond, 5.50%, 4/4/53, Callable 10/4/52 @ 100	418,817
278,000	Romanian Government International Bond, 5.25%, 11/25/27(a)	273,405

Principal Amount		Value
Yankee Debt Obligations, continued

Sovereign Bond, continued
$368,000	Romanian Government International Bond, 3.63%, 3/27/32(a)	$311,079
112,000	Romanian Government International Bond, 7.13%, 1/17/33(a)	118,892
236,000	Romanian Government International Bond, 7.63%, 1/17/53(a)	252,630
209,000	Saudi Government International Bond, 4.75%, 1/18/28(a)	211,600
212,000	Saudi Government International Bond, 2.75%, 2/3/32(a)	186,939
200,000	Saudi Government International Bond, 5.00%, 4/17/49(a)	186,483
200,000	Saudi Government International Bond, 3.25%, 11/17/51, MTN(a)	140,514
478,000	Saudi Government International Bond, 3.75%, 1/21/55(a)	367,558
1,139,528	Uruguay Government International Bond, 4.38%, 1/23/31, Callable 10/23/30 @ 100	1,128,133
582,789	Uruguay Government International Bond, 5.75%, 10/28/34, Callable 7/28/34 @ 100^	637,490

		39,390,643

Technology Hardware & Semiconductors (0.2%):
1,714,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.15%, 5/1/27, Callable 3/1/27 @ 100	1,585,745
2,799,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29, Callable 3/18/29 @ 100	2,682,380
1,174,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 5/1/30, Callable 2/1/30 @ 100	1,056,007

		5,324,132

Telecommunications (0.0%†):
330,000	NTT Finance Corp., 4.14%, 7/26/24(a)	326,083

Utilities (0.0%†):
418,000	Comision Federal de Electricidad, 4.88%, 1/15/24^(a)	412,115
597,000	Israel Electric Corp., Ltd., 4.25%, 8/14/28, MTN(a)	559,240

		971,355

Wireless Telecommunication Services (0.2%):
280,000	Bharti Airtel, Ltd., 3.25%, 6/3/31, Callable 3/5/31 @ 100(a)	242,003
421,000	Empresa Nacional del Petroleo, 4.38%, 10/30/24(a)	408,896
523,000	Empresa Nacional del Petroleo, 3.75%, 8/5/26, Callable 5/5/26 @ 100(a)	487,112
4,667,000	Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100(c)	4,175,346

		5,313,357

Total Yankee Debt Obligations (Cost $110,136,805)		104,146,145

Municipal Bonds (0.3%):

California (0.2%):
905,000	California State University Revenue, Series B, 2.72%, 11/1/52	620,975
600,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	775,806
435,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	543,998
1,240,000	Los Angeles Department of Water & Power Power System Revenue, 6.57%, 7/1/45	1,478,179

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Municipal Bonds, continued

California, continued
$645,000	Regents of the University of California Medical Center Pooled Revenue, 4.13%, 5/15/32, Continuously Callable @100	$616,085
50,000	University of California Revenue, 4.86%, 5/15/12	45,746
440,000	University of California Revenue, Series BF, 2.65%, 5/15/50, Continuously Callable @100	289,595
347,000	University of California Revenue, 4.77%, 5/15/15	312,838

		4,683,222

Michigan (0.0%†):
801,000	University of Michigan Revenue, 3.50%, 4/1/52, Continuously Callable @100	658,422

Minnesota (0.0%†):
406,000	University of Minnesota Revenue, 4.05%, 4/1/52	363,260

New Jersey (0.0%†):
575,000	New Jersey State Transportation Authority Revenue, Build America Bonds, GO, 6.56%, 12/15/40	599,886
270,000	New Jersey Transportation Trust Fund Authority Revenue, 4.13%, 6/15/42	236,687
165,000	New Jersey Turnpike Authority Revenue, Series B, 2.78%, 1/1/40, Continuously Callable @100	123,229

		959,802

New York (0.1%):
1,420,000	New York State Dormitory Authority Revenue, 2.15%, 3/15/31	1,209,741
1,045,000	New York State Dormitory Authority Revenue, 2.05%, 3/15/30	904,625

		2,114,366

Oklahoma (0.0%†):
255,000	Oklahoma Development Finance Authority Revenue, Series A2, 4.62%, 6/1/44	246,272

Texas (0.0%†):
710,000	City of Houston TX, GO, 3.96%, 3/1/47	625,893
430,000	State of Texas, GO, Series B, 2.75%, 10/1/41, Continuously Callable @100	326,972

		952,865

Total Municipal Bonds (Cost $11,628,783)		9,978,209

U.S. Government Agency Mortgages (31.5%):

Government National Mortgage Association (6.0%)
8,297	4.50%, 9/15/33, Pool #615516	8,460
30,485	5.00%, 12/15/33, Pool #783571	31,840
9,869	6.50%, 8/20/38, Pool #4223	10,722
7,734	6.50%, 10/15/38, Pool #673213	7,857
5,681	6.50%, 11/20/38, Pool #4292	6,173
10,384	6.50%, 12/15/38, Pool #782510	10,688
109,120	5.00%, 1/15/39, Pool #782557	113,046
68,476	5.00%, 4/15/39, Pool #782619	71,235
52,817	5.00%, 4/15/39, Pool #711939	54,900
6,666	4.00%, 4/20/39, Pool #4422	6,592
6,576	5.00%, 6/15/39, Pool #782696	6,841
23,060	4.00%, 7/20/39, Pool #4494	22,803
39,369	5.00%, 10/20/39, Pool #4559	41,054
4,372	4.50%, 12/20/39, Pool #G24598	4,431
11,291	4.50%, 1/15/40, Pool #728627	11,468
5,359	4.50%, 1/20/40, Pool #4617	5,431
4,369	4.50%, 2/20/40, Pool #G24636	4,409

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Government National Mortgage Association, continued
$30,738	5.00%, 5/15/40, Pool #782958	$32,110
280	4.50%, 5/20/40, Pool #G24696	282
19,378	5.00%, 6/15/40, Pool #697862	20,631
26,675	4.50%, 7/15/40, Pool #745793	27,326
203,910	4.50%, 7/15/40, Pool #733795	207,100
10,883	4.50%, 7/20/40, Pool #4746	10,982
19,889	4.50%, 8/20/40, Pool #4771	20,070
12,263	4.50%, 9/20/40, Pool #748948	12,382
6,009	4.00%, 9/20/40, Pool #G24800	5,927
44,571	4.50%, 10/15/40, Pool #783609	45,186
156,928	4.00%, 10/20/40, Pool #G24833	154,784
20,143	4.50%, 10/20/40, Pool #4834	20,327
293,331	4.00%, 11/20/40, Pool #4853	294,754
144,229	4.00%, 12/20/40, Pool #G24882	142,258
79,330	4.00%, 1/15/41, Pool #759138	77,081
129,433	4.00%, 1/20/41, Pool #4922	127,664
12,703	4.50%, 2/15/41, Pool #738019	13,013
563,641	4.00%, 2/20/41, Pool #742887	555,782
2,220	4.00%, 2/20/41, Pool #4945	2,190
43,148	4.00%, 3/15/41, Pool #762838	41,927
3,227	5.00%, 4/20/41, Pool #5018	3,312
51,325	4.50%, 6/20/41, Pool #783590	51,793
7,063	5.00%, 6/20/41, Pool #5083	7,249
120,542	4.50%, 7/20/41, Pool #5115	122,162
123,317	4.00%, 7/20/41, Pool #742895	119,779
35,767	4.50%, 7/20/41, Pool #783584	36,093
3,769	5.00%, 7/20/41, Pool #5116	3,868
15,924	4.50%, 7/20/41, Pool #754367	16,074
36,132	4.50%, 11/15/41, Pool #783610	36,907
104,106	3.50%, 1/15/42, Pool #553461	101,825
143,155	4.00%, 4/20/42, Pool #MA0023	141,198
61,365	5.00%, 7/20/42, Pool #MA0223	63,973
143,360	3.50%, 4/15/43, Pool #AD2334	138,599
274,051	3.50%, 4/20/43, Pool #MA0934	265,961
155,156	3.50%, 5/20/43, Pool #MA1012	150,575
13,409	4.00%, 7/20/43, Pool #MA1158	13,225
532,413	4.50%, 6/20/44, Pool #MA1997	539,565
14,571	4.00%, 8/20/44, Pool #AI4167	14,034
8,523	4.00%, 8/20/44, Pool #AJ2723	8,214
431,018	4.00%, 8/20/44, Pool #MA2149	425,127
10,832	4.00%, 8/20/44, Pool #AJ4687	10,432
20,814	3.00%, 12/20/44, Pool #MA2444	19,421
242,997	5.00%, 12/20/44, Pool #MA2448	249,367
242,740	3.00%, 2/15/45, Pool #784439	222,420
1,100,165	3.50%, 5/20/45, Pool #MA2826	1,051,747
150,530	5.00%, 12/20/45, Pool #MA3313	154,549
5,553,121	3.50%, 3/20/46, Pool #MA3521	5,291,770
1,066,409	3.50%, 5/20/46, Pool #MA3663	1,016,213
356,254	3.50%, 7/20/46, Pool #MA3803	339,488
1,444,236	3.50%, 9/20/46, Pool #MA3937	1,376,272
65,049	3.50%, 10/20/46, Pool #AX4341	62,016
144,940	3.50%, 10/20/46, Pool #AX4344	138,379
55,782	3.50%, 10/20/46, Pool #AX4343	53,246
71,888	3.50%, 10/20/46, Pool #AX4342	68,551
8,732	4.00%, 10/20/46, Pool #AQ0542	8,632
92,994	3.50%, 10/20/46, Pool #AX4345	88,963
79,078	4.50%, 3/15/47, Pool #AZ8560	79,855
110,055	4.50%, 4/15/47, Pool #AZ8596	111,126
63,655	4.50%, 4/15/47, Pool #AZ8597	64,280

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Government National Mortgage Association, continued
$61,587	4.50%, 5/15/47, Pool #BA7888	$62,183
1,376,435	4.00%, 6/20/47, Pool #MA4511	1,340,685
15,280	4.00%, 9/15/47, Pool #BC5919	14,677
17,365	4.00%, 10/15/47, Pool #BE1031	16,680
15,192	4.00%, 10/15/47, Pool #BD3187	14,606
16,858	4.00%, 11/15/47, Pool #BE1030	16,193
1,075,037	4.00%, 11/20/47, Pool #MA4838	1,056,722
20,141	4.00%, 12/15/47, Pool #BE4664	19,346
525,215	4.00%, 12/20/47, Pool #MA4901	516,269
22,759	4.00%, 1/15/48, Pool #BE0143	21,861
16,012	4.00%, 1/15/48, Pool #BE0204	15,389
230,641	4.50%, 9/20/48, Pool #BD0560	232,683
438,185	4.50%, 3/20/49, Pool #MA5818	438,796
18,599	4.50%, 4/20/49, Pool #MA5877	18,625
197,981	4.50%, 5/20/49, Pool #MA5932	198,257
611,921	3.00%, 4/20/50, Pool #MA6599	561,142
363,536	4.50%, 4/20/50, Pool #MA6602	362,981
78,420	3.00%, 5/20/50, Pool #MA6656	71,933
281,826	4.00%, 5/20/50, Pool #MA6658	275,249
5,926,483	2.00%, 8/20/50, Pool #MA6818	5,048,409
1,415,958	3.00%, 10/20/50, Pool #MA6932	1,298,456
1,045,879	2.00%, 11/20/50, Pool #MA6994	892,202
1,283,187	3.00%, 1/20/51, Pool #MA7137	1,169,750
12,982,630	2.00%, 1/20/51, Pool #MA7135	11,044,880
1,968,503	2.00%, 2/20/51, Pool #MA7192	1,671,941
5,884,449	2.50%, 4/20/51, Pool #MA7312	5,176,938
6,707,651	3.00%, 6/20/51, Pool #MA7419	6,124,640
8,625,402	3.00%, 8/20/51, Pool #MA7535	7,875,606
3,041,064	2.50%, 10/20/51, Pool #MA7649	2,675,226
2,165,371	3.00%, 12/20/51, Pool #MA7768	1,977,050
7,225,898	2.50%, 12/20/51, Pool #MA7767	6,356,586
90,866	3.00%, 1/20/52, Pool #MA7828	82,569
4,869,656	2.50%, 5/20/52, Pool #MA8042	4,292,619
19,443,051	2.50%, 6/20/52, Pool #MA8097	17,140,143
5,697,987	2.50%, 7/20/52, Pool #MA8147	5,008,935
244,581	2.50%, 8/20/52, Pool #MA8197	215,614
1,303,384	2.50%, 12/20/52, Pool #MA8485	1,146,614
4,248,360	2.50%, 1/20/53, Pool #MA8564	3,737,803
13,233,700	3.00%, 4/20/53, TBA	12,026,125
15,369,797	3.50%, 4/20/53, TBA	14,394,775
11,874,000	4.00%, 4/20/53, TBA	11,419,448
9,760,000	4.50%, 4/20/53, TBA	9,605,975
7,083,000	5.00%, 4/20/53, TBA	7,087,427
3,039,000	6.00%, 4/20/53, TBA	3,095,506
23,918,100	2.00%, 4/20/53, TBA	20,274,327
3,960,000	5.50%, 4/20/53, TBA	4,003,312

		184,993,139

Federal National Mortgage Association (15.9%)
56,860	2.50%, 9/1/27, Pool #AB6194	55,135
37,836	2.50%, 9/1/27, Pool #AP5205	35,971
14,678	2.50%, 2/1/28, Pool #AB8446	13,954
32,853	2.50%, 4/1/28, Pool #AB8870	31,733
21,928	3.00%, 4/1/28, Pool #AT3121	21,370
25,895	3.00%, 5/1/28, Pool #AT6033	25,001
99,186	2.50%, 8/1/28, Pool #AS0190	93,399
117,017	3.50%, 10/1/28, Pool #AV0198	114,845
5,119	3.00%, 10/1/28, Pool #AQ4132	4,893
58,198	3.00%, 10/1/28, Pool #AU8774	56,193
6,558	3.00%, 11/1/28, Pool #AV0298	6,267

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Federal National Mortgage Association, continued
$225,439	3.50%, 11/1/28, Pool #AV1360	$221,257
143,399	3.00%, 4/1/29, Pool #AW0937	137,449
135,102	3.00%, 5/1/29, Pool #AW2544	130,986
212,763	3.00%, 6/1/29, Pool #AS2676	203,925
49,390	3.00%, 7/1/29, Pool #AW1281	47,146
289,011	3.00%, 7/1/29, Pool #AW4229	280,245
49,455	3.50%, 9/1/29, Pool #AX0105	48,448
410,092	3.00%, 9/1/29, Pool #AL6897	397,572
136,188	3.00%, 9/1/29, Pool #AS3220	130,528
15,652	3.50%, 10/1/29, Pool #AX2741	15,336
81,695	3.00%, 10/1/29, Pool #AS3594	79,212
297,225	3.00%, 1/1/30, Pool #AL6144	284,909
2,605,000	4.55%, 1/15/30(d)	1,983,319
10,660	2.50%, 2/1/30, Pool #AS4485	10,236
12,000	2.50%, 2/1/30, Pool #AS4488	11,385
37,399	2.50%, 2/1/30, Pool #BM3403	35,275
82,357	2.50%, 3/1/30, Pool #AS4688	76,230
63,594	3.00%, 3/1/30, Pool #AL6583	61,203
31,928	2.50%, 4/1/30, Pool #AY3416	29,551
51,624	3.00%, 4/1/30, Pool #AL6584	49,746
28,815	3.00%, 5/1/30, Pool #AL6761	27,935
17,640	2.50%, 5/1/30, Pool #AY0828	16,606
3,901,000	4.59%, 5/15/30(d)	2,928,461
159,462	3.00%, 6/1/30, Pool #AL9381	154,337
7,579	3.00%, 7/1/30, Pool #AZ2297	7,295
65,643	2.50%, 7/1/30, Pool #AS5403	62,322
19,977	2.50%, 7/1/30, Pool #AZ2170	18,498
11,589	2.50%, 7/1/30, Pool #AS5405	11,092
57,603	3.00%, 7/1/30, Pool #AX9701	55,502
11,213	3.00%, 7/1/30, Pool #AX9700	10,792
43,726	3.00%, 7/1/30, Pool #AL7139	42,134
113,020	2.50%, 8/1/30, Pool #BM3552	106,039
40,803	2.50%, 8/1/30, Pool #AS5614	37,780
4,260	3.00%, 8/1/30, Pool #AZ8597	4,100
56,477	3.00%, 8/1/30, Pool #AS5623	54,467
50,994	3.00%, 8/1/30, Pool #AS5622	49,145
30,685	2.50%, 8/1/30, Pool #AS5548	29,127
62,762	3.00%, 8/1/30, Pool #AL7227	60,528
10,322	3.00%, 8/1/30, Pool #AZ7833	9,935
10,891	3.00%, 8/1/30, Pool #AX3298	10,482
74,642	3.00%, 8/1/30, Pool #AL7225	71,932
66,603	2.50%, 8/1/30, Pool #AS5616	63,957
43,021	3.50%, 8/1/30, Pool #AS5708	42,093
53,797	2.50%, 9/1/30, Pool #AS5872	49,797
41,458	2.50%, 9/1/30, Pool #AS5786	39,356
54,711	3.00%, 9/1/30, Pool #AS5728	52,655
46,336	3.00%, 9/1/30, Pool #AS5714	44,649
13,864	3.00%, 9/1/30, Pool #AL7320	13,444
22,602	3.00%, 9/1/30, Pool #AZ5719	21,753
45,184	2.50%, 11/1/30, Pool #AS6115	43,384
39,501	2.50%, 11/1/30, Pool #AS6116	37,804
52,045	2.50%, 11/1/30, Pool #AS6141	48,175
43,228	2.50%, 11/1/30, Pool #AS6142	41,034
6,624	2.50%, 11/1/30, Pool #AL7800	6,360
713,534	3.00%, 1/1/31, Pool #BM3537	684,314
61,037	2.50%, 3/1/31, Pool #BM1595	58,132
1,236,659	1.50%, 6/1/31, Pool #MA4367	1,124,607
80,690	2.50%, 6/1/31, Pool #AS7320	74,679
127,714	2.50%, 7/1/31, Pool #AS7605	118,229

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Federal National Mortgage Association, continued
$133,615	2.50%, 7/1/31, Pool #AS7617	$123,682
2,273,273	1.50%, 7/1/31, Pool #MA4389	2,067,238
905,415	3.00%, 8/1/31, Pool #AL9376	872,702
22,225	4.00%, 8/1/31, Pool #AY4707	22,192
15,301	4.00%, 8/1/31, Pool #AY4688	15,178
5,148	2.50%, 8/1/31, Pool #BC2777	4,765
90,814	3.00%, 9/1/31, Pool #AL9378	87,671
45,720	2.00%, 10/1/31, Pool #MA2774	41,984
171,870	2.50%, 10/1/31, Pool #AS8009	162,581
229,828	2.50%, 10/1/31, Pool #AS8193	217,385
546,731	2.50%, 10/1/31, Pool #AS8195	518,640
1,091,427	2.50%, 10/1/31, Pool #BC4773	1,035,159
324,904	2.50%, 10/1/31, Pool #AS8208	300,714
92,854	2.50%, 11/1/31, Pool #AS8245	88,072
122,111	2.50%, 11/1/31, Pool #AS8241	115,500
195,401	2.50%, 11/1/31, Pool #AS8240	180,848
106,601	2.50%, 11/1/31, Pool #BC2628	101,132
231,185	2.00%, 11/1/31, Pool #AS8251	212,279
269,268	2.00%, 11/1/31, Pool #BM3054	247,240
14,147	2.00%, 11/1/31, Pool #AS8291	12,991
172,120	2.50%, 11/1/31, Pool #BC2631	163,804
82,266	2.50%, 11/1/31, Pool #BC2629	76,134
77,299	2.00%, 11/1/31, Pool #BC9040	70,977
63,923	2.00%, 12/1/31, Pool #MA2845	58,693
17,056	2.50%, 2/1/32, Pool #BM1036	16,221
10,607	3.00%, 2/1/32, Pool #BE5670	10,179
169,946	2.50%, 3/1/32, Pool #AS9317	159,789
419,667	2.00%, 3/1/32, Pool #BM3061	385,349
189,789	2.50%, 3/1/32, Pool #AS9316	175,632
335,826	2.50%, 3/1/32, Pool #AS9319	318,346
308,826	2.50%, 3/1/32, Pool #AS9321	293,391
257,498	3.00%, 3/1/32, Pool #AS9327	247,133
301,944	2.50%, 3/1/32, Pool #AS9318	284,328
1,290,012	3.50%, 4/1/32, Pool #BM3503	1,260,206
1,295,000	Class A2 , Series 2022-M1S2.08%, 4/25/32	1,087,895
924,563	3.50%, 5/1/32, Pool #BM1602	903,970
1,338,701	3.00%, 6/1/32, Pool #BM1791	1,287,059
407,377	2.50%, 8/1/32, Pool #BM3578	383,661
152,792	3.00%, 9/1/32, Pool #BM3240	147,176
52,503	3.50%, 11/1/32, Pool #BJ2054	51,291
31,496	3.50%, 1/1/33, Pool #BJ2096	30,873
55,668	5.50%, 1/1/33, Pool #676661	57,616
770,361	2.50%, 2/1/33, Pool #BM3793	713,075
37,734	5.50%, 5/1/33, Pool #555424	39,204
1,743,289	3.00%, 5/1/33, Pool #FM1880	1,677,483
49,757	4.00%, 9/1/33, Pool #BK7642	49,364
154,296	4.00%, 10/1/33, Pool #CA2527	152,521
150,212	4.00%, 11/1/33, Pool #CA2555	149,862
287,962	2.50%, 12/1/33, Pool #FM1680	270,446
3,430,000	Class A3 , Series 2022-M52.37%, 1/1/34	2,869,331
92,190	5.50%, 2/1/35, Pool #735989	95,779
282,784	5.00%, 2/1/35, Pool #735226	290,585
22,409	5.00%, 3/1/35, Pool #735288	22,888
8,740	6.00%, 4/1/35, Pool #735504	8,927
315,155	2.00%, 6/1/35, Pool #CA5939	286,656
656,887	2.00%, 6/1/35, Pool #CA5933	597,686
168,167	3.00%, 8/1/35, Pool #CA6849	160,193
162,371	3.00%, 8/1/35, Pool #CA6876	154,791
2,585,000	1.53%, 8/17/35, Callable 8/17/23 @ 100.00	1,853,150

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Federal National Mortgage Association, continued
$3,170,000	1.60%, 8/24/35, Callable 5/24/23 @ 100.00	$2,289,653
295,483	2.00%, 9/1/35, Pool #CA6840	268,092
316,889	2.00%, 9/1/35, Pool #CA7136	287,469
43,076	5.00%, 9/1/35, Pool #889974	44,097
2,770,000	1.78%, 11/16/35, Callable 5/16/23 @ 100.00	2,033,163
1,037,328	2.50%, 12/1/35, Pool #CA8388	964,593
101,315	3.00%, 12/1/35, Pool #CA8389	96,585
47,491	3.00%, 12/1/35, Pool #CA8391	44,967
913,781	2.50%, 12/1/35, Pool #CA8387	851,749
1,056,650	1.50%, 12/1/35, Pool #CA8377	926,724
103,831	4.00%, 1/1/36, Pool #AB0686	104,099
404,378	2.00%, 2/1/36, Pool #FM6149	366,892
554,571	2.00%, 3/1/36, Pool #CA9432	501,339
436,937	2.50%, 3/1/36, Pool #CA9444	407,747
293,563	1.50%, 3/1/36, Pool #CA9422	261,882
758,365	2.00%, 4/1/36, Pool #FM7495	687,906
459,722	1.50%, 5/1/36, Pool #CB0622	410,178
539,740	2.00%, 5/1/36, Pool #CB0428	489,558
1,657,781	1.50%, 6/1/36, Pool #FM7423	1,454,123
833,559	2.00%, 7/1/36, Pool #FM8117	754,105
214,911	5.50%, 9/1/36, Pool #995113	222,888
23,915	3.00%, 10/1/36, Pool #AL9227	22,454
79,903	3.00%, 11/1/36, Pool #AS8349	73,622
194,659	3.00%, 11/1/36, Pool #AS8348	176,704
390,605	2.00%, 11/1/36, Pool #FM9318	353,383
6,096,617	1.50%, 12/1/36, Pool #FS0003	5,346,868
187,921	3.00%, 12/1/36, Pool #BE1896	176,422
253,799	3.00%, 12/1/36, Pool #AS8553	233,893
386,116	2.00%, 1/1/37, Pool #FS0216	350,943
484,115	1.50%, 2/1/37, Pool #FS3221	431,955
379,551	2.00%, 2/1/37, Pool #FS0754	343,187
853,115	2.00%, 2/1/37, Pool #CB2967	772,858
163,829	2.00%, 2/1/37, Pool #FS0610	148,280
1,530,047	2.00%, 3/1/37, Pool #FS1331	1,378,655
443,394	2.00%, 3/1/37, Pool #CB2966	401,200
1,987,060	2.00%, 3/1/37, Pool #FS1330	1,788,671
1,172,373	2.00%, 4/1/37, Pool #FS3325	1,061,434
8,362	5.50%, 2/1/38, Pool #961545	8,636
7,722	6.00%, 3/1/38, Pool #889529	8,183
6,216,000	2.50%, 4/25/38, TBA	5,751,743
2,814,000	3.00%, 4/25/38, TBA	2,664,067
12,855,333	2.00%, 4/25/38, TBA	11,575,826
1,710,710	1.50%, 4/25/38, TBA	1,500,881
1,049,000	4.50%, 4/25/38, TBA	1,044,575
768,234	3.50%, 4/25/38, TBA	742,066
1,068,000	4.00%, 4/25/38, TBA	1,050,144
45,203	5.50%, 5/1/38, Pool #889441	44,852
22,007	6.00%, 5/1/38, Pool #889466	23,320
48,521	5.50%, 5/1/38, Pool #889692	50,184
32,749	5.50%, 6/1/38, Pool #995018	34,016
9,453	5.50%, 9/1/38, Pool #889995	9,787
22,690	6.00%, 10/1/38, Pool #889983	23,980
133,592	5.50%, 1/1/39, Pool #AB0200	142,588
41,916	4.50%, 4/1/39, Pool #930922	42,683
52,716	4.50%, 5/1/39, Pool #AL1472	53,296
34,798	3.50%, 5/1/39, Pool #MA3660	32,428
517,124	5.00%, 6/1/39, Pool #AL7521	529,374
348,145	6.00%, 7/1/39, Pool #BF0056	368,215
24,071	5.50%, 10/1/39, Pool #AD0362	24,455

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Federal National Mortgage Association, continued
$183,342	5.50%, 12/1/39, Pool #AC6680	$188,241
25,497	5.50%, 12/1/39, Pool #AD0571	26,776
148,020	3.50%, 12/1/39, Pool #MA3869	137,939
2,383,539	4.50%, 1/1/40, Pool #AC8568	2,400,992
64,087	3.50%, 1/1/40, Pool #MA3891	59,725
111,689	3.50%, 2/1/40, Pool #MA3935	104,077
19,537	5.50%, 3/1/40, Pool #AL5304	21,151
151,439	6.00%, 4/1/40, Pool #AL4141	160,105
17,615	4.50%, 4/1/40, Pool #AD4038	17,933
28,532	6.50%, 5/1/40, Pool #AL1704	30,398
43,254	4.50%, 7/1/40, Pool #AD7127	43,572
32,194	4.50%, 7/1/40, Pool #AB1226	32,429
17,093	6.00%, 9/1/40, Pool #AE0823	17,748
2,680,000	Class CY , Series 2010-1364.00%, 12/25/40	2,603,146
18,201	4.00%, 1/1/41, Pool #AL7167	17,725
2,727,839	Class ZA , Series 2011-84.00%, 2/25/41	2,669,870
38,268	6.00%, 6/1/41, Pool #AL4142	41,067
14,500	4.50%, 7/1/41, Pool #AB3314	14,607
241,170	5.00%, 7/1/41, Pool #AL7524	240,743
446,327	5.50%, 9/1/41, Pool #AL8430	463,145
26,368	4.50%, 9/1/41, Pool #AI8961	26,745
14,549,403	1.50%, 11/1/41, Pool #FS0316	11,937,069
7,414,475	1.50%, 12/1/41, Pool #MA4500	6,083,350
2,331,141	2.00%, 12/1/41, Pool #MA4501	1,971,405
133,612	3.50%, 1/1/42, Pool #AW8154	125,779
570,724	4.00%, 1/1/42, Pool #AB4307	567,416
588,763	2.00%, 2/1/42, Pool #MA4540	502,728
877,933	2.00%, 3/1/42, Pool #MA4586	749,601
5,677,291	2.00%, 3/1/42, Pool #MA4570	4,847,681
22,742	3.50%, 4/1/42, Pool #AK7510	21,974
53,618	3.50%, 4/1/42, Pool #AO0777	49,748
7,272	3.50%, 5/1/42, Pool #AO2881	7,031
115,595	4.00%, 5/1/42, Pool #AO2961	114,292
27,943	4.00%, 5/1/42, Pool #A02114	27,631
8,835	3.50%, 6/1/42, Pool #AO3048	8,537
11,177	3.50%, 6/1/42, Pool #AK9225	10,800
24,798	3.50%, 7/1/42, Pool #AO9707	23,959
114,768	4.50%, 9/1/42, Pool #AL2482	115,041
677,062	4.50%, 1/1/43, Pool #AL8206	680,345
53,697	3.00%, 3/1/43, Pool #AR7576	49,323
43,257	3.00%, 3/1/43, Pool #AR7568	39,732
63,874	3.00%, 3/1/43, Pool #AR9218	58,662
63,666	3.00%, 4/1/43, Pool #AR8630	58,492
51,500	3.00%, 4/1/43, Pool #AB8924	47,302
52,581	3.00%, 4/1/43, Pool #AB8923	48,330
55,422	3.00%, 4/1/43, Pool #AT2043	50,928
85,958	3.00%, 4/1/43, Pool #AT2040	78,953
22,165	3.00%, 4/1/43, Pool #AT2037	20,362
632	3.50%, 4/1/43, Pool #CA1530	594
7,371	3.00%, 6/1/43, Pool #AB9564	6,886
457,394	5.00%, 12/1/43, Pool #AL7777	471,860
236,147	5.00%, 11/1/44, Pool #AL8878	240,796
585,492	3.50%, 2/1/45, Pool #FM5294	557,387
189,871	3.50%, 2/1/45, Pool #BM1100	183,541
137,454	5.00%, 6/1/45, Pool #BM3784	140,828
95,454	4.50%, 9/1/45, Pool #AL7936	96,654
2,613,503	3.50%, 9/1/45, Pool #FM3224	2,480,225
2,972	4.50%, 11/1/45, Pool #AS6233	2,938
5,610,953	3.50%, 11/1/45, Pool #FM6411	5,304,768

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Federal National Mortgage Association, continued
$56,339	4.50%, 11/1/45, Pool #AL9501	$58,080
130,006	4.50%, 12/1/45, Pool #BM1756	128,789
14,318	3.00%, 6/1/46, Pool #AS7365	13,027
400,750	4.50%, 7/1/46, Pool #BM1920	408,765
313,796	4.50%, 7/1/46, Pool #BM3053	325,794
958,957	3.50%, 7/1/46, Pool #BA7748	909,657
18,014	3.00%, 8/1/46, Pool #AL9031	16,602
555,492	Class UF , Series 2016-485.25%(US0001M+40bps), 8/25/46	549,677
963,362	3.00%, 9/1/46, Pool #BD1469	869,604
113,213	3.00%, 11/1/46, Pool #BD9643	104,015
285,075	3.00%, 11/1/46, Pool #BD9644	261,909
146,941	3.00%, 11/1/46, Pool #BD9645	131,761
938,640	3.00%, 12/1/46, Pool #AS8486	847,419
230,497	3.50%, 12/1/46, Pool #BE2103	217,284
802,585	3.50%, 2/1/47, Pool #AL9920	756,790
362,059	3.50%, 2/1/47, Pool #BE1534	341,031
71,606	3.50%, 3/1/47, Pool #BH0158	67,444
347,303	3.50%, 5/1/47, Pool #BM1174	331,000
283,429	4.00%, 5/1/47, Pool #BH0398	274,964
177,716	3.50%, 5/1/47, Pool #BE9375	167,389
480,669	3.50%, 5/1/47, Pool #BD2417	452,864
133,889	3.50%, 6/1/47, Pool #BH0567	126,108
221,186	4.00%, 7/1/47, Pool #BH3401	214,569
307,345	4.00%, 8/1/47, Pool #BM1619	298,174
20,740	4.00%, 9/1/47, Pool #MA3121	20,103
153,012	4.50%, 10/1/47, Pool #BM3052	152,975
647,594	3.50%, 11/1/47, Pool #MA3182	608,920
186,899	4.50%, 12/1/47, Pool #BH7067	188,758
1,384,408	3.50%, 1/1/48, Pool #FM5293	1,315,512
391,797	3.50%, 1/1/48, Pool #MA3238	368,388
68,313	4.00%, 2/1/48, Pool #BJ9057	66,550
76,403	4.00%, 2/1/48, Pool #BJ9058	74,267
299,731	3.50%, 2/1/48, Pool #BH9277	281,497
389,146	3.50%, 3/1/48, Pool #BJ4916	365,429
128,538	3.50%, 3/1/48, Pool #BK1958	120,708
198,569	3.50%, 3/1/48, Pool #BJ0648	186,497
148,485	4.50%, 4/1/48, Pool #BM3846	149,386
3,491,886	4.50%, 4/1/48, Pool #FM7783	3,465,635
233,491	3.50%, 4/1/48, Pool #FM5295	223,389
37,367	4.00%, 4/1/48, Pool #MA3333	36,167
42,303	4.00%, 5/1/48, Pool #CA2708	40,944
13,522	3.50%, 5/1/48, Pool #MA3356	12,699
2,062,763	4.50%, 5/1/48, Pool #CA1704	2,077,081
164,450	5.00%, 6/1/48, Pool #CA2317	165,085
30,758	4.00%, 6/1/48, Pool #MA3384	29,770
10,830	4.50%, 7/1/48, Pool #BK4471	10,903
30,940	4.00%, 7/1/48, Pool #MA3415	29,946
74,803	4.50%, 7/1/48, Pool #BK6113	75,234
675,834	5.00%, 9/1/48, Pool #MA3472	678,437
91,279	4.00%, 10/1/48, Pool #CA2469	88,646
50,384	5.00%, 10/1/48, Pool #MA3501	50,578
130,996	5.00%, 10/1/48, Pool #BK7881	131,503
89,961	5.00%, 11/1/48, Pool #MA3527	90,308
8,946	3.50%, 11/1/48, Pool #FM1543	8,436
30,400	5.00%, 12/1/48, Pool #BN4404	30,720
28,408	5.00%, 1/1/49, Pool #BN4430	28,706
1,281,127	4.00%, 1/1/49, Pool #FM5296	1,245,794
96,576	5.00%, 1/1/49, Pool #BN3949	96,949

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Federal National Mortgage Association, continued
$276,699	3.50%, 6/1/49, Pool #FM5315	$260,770
808,297	4.00%, 9/1/49, Pool #FM3665	785,050
651,154	3.50%, 12/1/49, Pool #MA3210	612,256
4,842,238	3.00%, 3/1/50, Pool #FM5290	4,383,509
365,327	4.00%, 3/1/50, Pool #CA5368	353,593
338,840	4.00%, 5/1/50, Pool #FM7973	327,527
472,303	4.00%, 6/1/50, Pool #CA6106	452,981
3,043,514	2.50%, 7/1/50, Pool #CA6343	2,658,131
3,026,776	2.50%, 7/1/50, Pool #CA6341	2,643,498
1,749,608	2.50%, 7/1/50, Pool #CA6359	1,534,298
2,980,778	2.50%, 7/1/50, Pool #CA6342	2,603,450
892,809	2.50%, 8/1/50, Pool #CA6711	779,746
279,736	4.00%, 8/1/50, Pool #FM7703	270,486
2,865,917	2.50%, 8/1/50, Pool #CA6636	2,503,385
1,811,665	3.00%, 8/1/50, Pool #FM5292	1,643,823
3,513,011	2.50%, 8/1/50, Pool #CA6577	3,068,372
388,524	2.00%, 9/1/50, Pool #BQ0697	322,092
1,252,121	2.00%, 9/1/50, Pool #MA4119	1,038,029
2,253,963	2.00%, 10/1/50, Pool #MA4158	1,868,548
2,036,752	1.50%, 10/1/50, Pool #MA4157	1,597,291
574,019	2.50%, 11/1/50, Pool #FM4874	503,352
2,015,583	2.50%, 11/1/50, Pool #CA7597	1,767,304
313,265	2.00%, 11/1/50, Pool #BQ6334	260,429
1,765,800	1.50%, 11/1/50, Pool #MA4181	1,382,890
1,371,956	2.00%, 12/1/50, Pool #FM5176	1,146,619
441,418	2.00%, 12/1/50, Pool #FM5305	369,314
14,746,799	3.50%, 1/1/51, Pool #FM7599	13,834,088
520,115	2.50%, 1/1/51, Pool #CA8592	454,260
1,713,216	4.00%, 1/1/51, Pool #FM7031	1,655,504
31,515,824	2.00%, 1/1/51, Pool #MA4237	26,127,044
2,758,786	2.00%, 2/1/51, Pool #BR1615	2,283,253
1,454,656	2.50%, 2/1/51, Pool #CA9038	1,264,970
1,880,320	4.00%, 3/1/51, Pool #FM7460	1,814,100
891,954	2.00%, 3/1/51, Pool #BN8997	745,932
502,135	2.00%, 3/1/51, Pool #BN9004	421,090
181,790	2.50%, 3/1/51, Pool #BR4654	158,033
2,359,953	1.50%, 3/1/51, Pool #MA4280	1,850,691
321,018	2.00%, 4/1/51, Pool #FS0599	268,569
228,382	2.50%, 4/1/51, Pool #BR8896	198,564
1,265,065	2.00%, 4/1/51, Pool #FM6863	1,058,803
129,607	2.50%, 4/1/51, Pool #BR8283	112,727
675,791	2.00%, 4/1/51, Pool #BR7241	566,847
833,855	2.00%, 4/1/51, Pool #BR7802	697,315
122,352	2.50%, 5/1/51, Pool #BR8915	106,362
9,458,552	4.00%, 5/1/51, Pool #FS1463	9,148,628
71,874	2.50%, 5/1/51, Pool #BR8296	62,482
2,163,802	2.50%, 5/1/51, Pool #CB0383	1,888,936
6,265,950	3.00%, 6/1/51, Pool #CB0848	5,666,995
200,796	2.50%, 7/1/51, Pool #BP3574	174,608
8,986,373	2.00%, 8/1/51, Pool #CB1310	7,435,943
10,562,549	2.00%, 8/1/51, Pool #CB1309	8,741,976
467,348	2.00%, 10/1/51, Pool #MA4465	386,751
71,198	2.50%, 10/1/51, Pool #BT8452	61,891
730,148	2.50%, 10/1/51, Pool #CB1806	637,413
2,659,324	3.00%, 11/1/51, Pool #CB2165	2,399,881
1,238,632	2.00%, 11/1/51, Pool #CB2139	1,034,433
975,800	2.50%, 11/1/51, Pool #FS0026	853,311
2,539,643	2.00%, 11/1/51, Pool #CB2054	2,129,723
3,097,105	2.00%, 11/1/51, Pool #FS1334	2,565,170

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Federal National Mortgage Association, continued
$1,093,967	2.00%, 11/1/51, Pool #FM9452	$915,569
2,246,259	2.00%, 11/1/51, Pool #FM9538	1,883,807
2,337,632	2.00%, 11/1/51, Pool #CB2079	1,939,381
1,599,532	2.00%, 12/1/51, Pool #FS0212	1,335,489
1,605,784	2.00%, 12/1/51, Pool #FS0211	1,336,786
712,731	2.00%, 12/1/51, Pool #FM9730	597,649
1,066,251	2.00%, 12/1/51, Pool #FM9925	897,992
1,349,655	2.00%, 12/1/51, Pool #MA4492	1,116,897
1,193,400	3.00%, 12/1/51, Pool #CB2418	1,081,195
311,239	2.00%, 12/1/51, Pool #FS0598	260,633
558,056	2.50%, 12/1/51, Pool #CB2372	487,166
2,397,849	2.50%, 1/1/52, Pool #FS0208	2,096,327
2,999,919	2.50%, 1/1/52, Pool #FS0209	2,618,813
814,313	2.00%, 1/1/52, Pool #FS1406	672,854
2,699,174	2.50%, 1/1/52, Pool #FS0378	2,365,292
1,264,319	2.00%, 1/1/52, Pool #FS0290	1,060,467
1,842,969	2.50%, 1/1/52, Pool #FS0193	1,602,300
3,620,140	2.50%, 1/1/52, Pool #CB2622	3,164,884
1,975,031	2.50%, 1/1/52, Pool #CB2620	1,728,371
1,469,005	2.00%, 1/1/52, Pool #CB2601	1,231,849
2,402,259	2.50%, 1/1/52, Pool #CB2621	2,102,119
1,123,663	2.50%, 1/1/52, Pool #CB2633	983,294
1,961,306	2.00%, 1/1/52, Pool #FS0497	1,641,730
6,923,347	2.00%, 2/1/52, Pool #FS2040	5,720,656
575,247	2.50%, 2/1/52, Pool #CB2854	502,314
400,467	2.50%, 2/1/52, Pool #CB2863	352,867
2,429,365	2.50%, 2/1/52, Pool #CB2856	2,110,764
898,901	2.00%, 2/1/52, Pool #FS0646	754,534
3,830,533	2.00%, 2/1/52, Pool #CB2838	3,185,612
741,857	2.00%, 2/1/52, Pool #CB2836	621,202
1,718,508	2.00%, 2/1/52, Pool #CB2837	1,442,329
2,048,693	2.50%, 2/1/52, Pool #CB2855	1,781,965
299,996	3.00%, 3/1/52, Pool #CB3115	271,679
1,633,034	2.00%, 3/1/52, Pool #CB3105	1,370,518
2,349,526	2.00%, 3/1/52, Pool #CB3101	1,953,904
4,293,866	2.00%, 3/1/52, Pool #CB3102	3,569,258
931,965	2.50%, 3/1/52, Pool #FS1661	815,587
865,345	3.00%, 4/1/52, Pool #FS1520	783,611
850,899	4.00%, 4/1/52, Pool #FS1267	830,600
4,618,532	3.00%, 4/25/52, TBA	4,137,194
5,212,503	4.00%, 5/1/52, Pool #FS3377	5,044,767
615,330	3.50%, 5/1/52, Pool #BV8545	580,164
4,544,368	4.00%, 5/1/52, Pool #FS1133	4,393,169
1,351,300	3.00%, 5/1/52, Pool #FS1522	1,216,976
492,773	4.50%, 7/1/52, Pool #MA4656	482,935
640,850	3.50%, 7/1/52, Pool #FS2812	601,458
465,898	3.50%, 8/1/52, Pool #CB4324	437,322
484,962	3.50%, 9/1/52, Pool #CB4661	449,979
101,621	3.50%, 9/1/52, Pool #CB4657	95,271
298,285	3.50%, 9/1/52, Pool #CB4658	279,097
390,665	3.50%, 9/1/52, Pool #CB4660	363,901
519,697	6.00%, 11/1/52, Pool #FS3251	532,793
998,404	5.00%, 12/1/52, Pool #MA4841	995,778
1,425,005	5.50%, 1/1/53, Pool #BX6108	1,442,419
432,673	5.00%, 1/1/53, Pool #BX4207	432,241
1,127,743	5.50%, 1/1/53, Pool #CB5462	1,143,265
2,542,836	5.00%, 1/1/53, Pool #CB5450	2,540,297
6,529,198	5.00%, 4/25/53, TBA	6,507,774
3,785,000	5.50%, 4/25/53, TBA	3,821,667

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Federal National Mortgage Association, continued
$6,439,200	1.50%, 4/25/53, TBA	$5,042,699
21,523,488	2.00%, 4/25/53, TBA	17,760,241
41,879,500	2.50%, 4/25/53, TBA	36,062,176
6,474,500	6.00%, 4/25/53, TBA	6,607,025
9,774,000	3.50%, 4/25/53, TBA	9,068,439
13,651,055	3.50%, 5/25/53, TBA	12,674,151
26,300,000	3.00%, 5/25/53, TBA	23,579,594

		491,482,714

Federal Home Loan Mortgage Corporation (7.4%)
3,329,956	Class A2 , Series KC023.37%, 7/25/25, Callable 8/25/25 @ 100.00	3,249,819
71,658	3.00%, 9/1/27, Pool #U70060	69,239
41,382	3.00%, 7/1/28, Pool #U79018	40,000
591,000	4.45%, 9/15/29(d)	457,472
4,510,000	Class XFX , Series KL061.36%, 12/25/29, Callable 9/25/29 @ 100.00	328,448
23,454	3.00%, 1/1/30, Pool #V60724	22,620
19,111	3.00%, 1/1/30, Pool #V60696	18,506
41,052	2.50%, 3/1/30, Pool #V60770	39,010
96,793	2.50%, 5/1/30, Pool #J31728	91,044
62,206	2.50%, 5/1/30, Pool #V60796	58,394
45,496	2.50%, 5/1/30, Pool #J31418	43,725
84,403	3.00%, 5/1/30, Pool #J31689	81,081
163,537	3.00%, 6/1/30, Pool #V60840	157,593
15,825	2.50%, 7/1/30, Pool #J32204	15,033
4,494	2.50%, 7/1/30, Pool #V60905	4,219
14,121	2.50%, 7/1/30, Pool #J32209	13,573
77,811	3.00%, 7/1/30, Pool #G15520	74,906
3,670	2.50%, 7/1/30, Pool #J32491	3,453
11,266	3.00%, 7/1/30, Pool #J32181	10,822
67,734	2.50%, 8/1/30, Pool #V60886	65,016
55,911	2.50%, 8/1/30, Pool #V60902	53,674
17,236	3.00%, 8/1/30, Pool #V60909	16,610
10,472	3.00%, 8/1/30, Pool #J32436	10,081
54,215	2.50%, 9/1/30, Pool #V60903	51,520
170,810	2.50%, 9/1/30, Pool #V60904	160,362
7,219,473	Class X1 , Series K1211.02%, 10/25/30, Callable 12/25/30 @ 100.00	422,979
197,000	4.77%, 3/15/31(d)	142,226
190,000	6.75%, 3/15/31	227,132
296,577	2.50%, 4/1/31, Pool #G16186	280,922
5,182,805	1.50%, 5/1/31, Pool #RD5057	4,713,162
785,474	1.50%, 6/1/31, Pool #RD5059	714,337
570,000	Class A2 , Series K1422.40%, 3/25/32, Callable 3/25/32 @ 100.00	491,797
2,300,000	Class A2 , Series K1442.45%, 4/25/32, Callable 5/25/32 @ 100.00	1,990,088
3,575,000	Class A2 , Series K1452.58%, 5/25/32, Callable 6/25/32 @ 100.00	3,124,576
6,242	3.00%, 10/1/32, Pool #J37706	5,975
8,348	3.00%, 11/1/32, Pool #J37835	7,991
1,480,000	Class A2 , Series K-1523.78%, 11/25/32, Callable 11/25/32 @ 100.00	1,424,546
5,871	3.00%, 12/1/32, Pool #J38060	5,621
1,670,000	Class A2 , Series K-1544.35%, 1/25/33, Callable 2/25/33 @ 100.00	1,681,434
2,083,233	2.50%, 4/1/33, Pool #ZS8087	1,946,204
4,491,000	Class A3 , Series K1563.70%, 6/25/33, Callable 7/25/33 @ 100.00	4,288,006

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Federal Home Loan Mortgage Corporation, continued
$101,958	3.50%, 1/1/34, Pool #ZS9068	$94,923
1,105,045	2.50%, 1/1/35, Pool #SB0298	1,027,116
62,938	5.50%, 2/1/35, Pool #G04692	64,165
383,013	3.50%, 5/1/35, Pool #SC0063	377,006
1,550,000	1.46%, 8/17/35, Callable 8/17/23 @ 100.00	1,101,013
893,741	2.00%, 9/1/35, Pool #SB0539	809,483
1,943,475	2.00%, 1/1/36, Pool #SB0546	1,767,463
1,094,557	2.00%, 2/1/36, Pool #RC1819	992,858
1,188,664	2.00%, 2/1/36, Pool #SB8507	1,076,164
374,287	2.00%, 3/1/36, Pool #SB0544	338,420
2,249,850	1.50%, 4/1/36, Pool #SB0514	1,973,455
347,413	1.50%, 4/1/36, Pool #SB0510	309,978
455,699	1.50%, 5/1/36, Pool #RC1975	399,710
2,237,557	2.00%, 5/1/36, Pool #RC1999	2,029,486
3,155,000	1.72%, 9/22/36, Callable 6/22/23 @ 100.00	2,266,886
1,786,513	2.00%, 4/1/37, Pool #SB0679	1,617,790
43,916	3.00%, 9/1/37, Pool #ZA2471	40,764
901,598	3.00%, 6/1/38, Pool #SC0111	850,312
100,273	6.00%, 4/1/39, Pool #G07613	103,683
15,034	4.50%, 12/1/39, Pool #A90196	15,144
461,505	3.50%, 1/1/40, Pool #RB5028	430,030
57,242	3.50%, 2/1/40, Pool #RB5034	53,345
15,371	4.50%, 7/1/40, Pool #A93010	15,484
15,063	4.00%, 8/1/40, Pool #A93534	14,445
310,551	4.50%, 9/1/40, Pool #A93700	316,184
109,109	4.00%, 9/1/40, Pool #A93851	106,109
22,400	4.00%, 10/1/40, Pool #A95923	22,284
15,757	4.00%, 11/1/40, Pool #A94977	15,675
14,984	4.00%, 11/1/40, Pool #A95144	14,906
15,900	4.00%, 11/1/40, Pool #A94779	15,818
1,031	4.00%, 4/1/41, Pool #Q00093	1,016
38,665	4.50%, 5/1/41, Pool #Q00959	38,947
33,453	4.50%, 5/1/41, Pool #Q00804	33,698
221,116	Class FL , Series 42485.13%(US0001M+45bps), 5/15/41	219,013
246,673	5.50%, 6/1/41, Pool #G07553	254,464
52,525	5.00%, 10/1/41, Pool #G07642	53,861
25,935	4.00%, 10/1/41, Pool #Q04022	25,788
18,093	4.00%, 10/1/41, Pool #Q03841	17,990
359,858	2.00%, 2/1/42, Pool #RB5145	307,261
1,885,416	2.00%, 3/1/42, Pool #RB5148	1,609,843
375,385	2.00%, 4/1/42, Pool #RB5153	320,498
123,189	3.50%, 4/1/42, Pool #Q07417	119,243
135,480	3.50%, 4/1/42, Pool #C03811	130,006
3,981	3.50%, 5/1/42, Pool #Q08306	3,864
11,684	3.50%, 5/1/42, Pool #Q08239	11,338
103,461	3.50%, 8/1/42, Pool #G07106	100,161
17,464	3.50%, 8/1/42, Pool #Q12162	16,904
6,809	3.50%, 10/1/42, Pool #Q11909	6,591
164,458	3.00%, 1/1/43, Pool #Q14866	155,335
127,481	3.00%, 3/1/43, Pool #Q16673	117,090
64,666	3.00%, 3/1/43, Pool #Q16403	59,407
68,818	3.50%, 6/1/43, Pool #Q18718	64,642
117,934	3.50%, 7/1/43, Pool #Q20206	110,148
46,726	4.00%, 9/1/43, Pool #Q21579	46,241
92,269	4.50%, 12/1/43, Pool #G60018	91,236
126,041	4.50%, 12/1/43, Pool #Q23779	127,884
13,131	3.50%, 1/1/44, Pool #Q24368	12,263
1,041,226	Class XZ , Series 43164.50%, 3/15/44	1,055,341

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Federal Home Loan Mortgage Corporation, continued
$55,353	4.00%, 4/1/44, Pool #Q25643	$54,798
545,900	3.50%, 4/1/44, Pool #G07848	515,521
945,312	Class ZX , Series 43524.00%, 4/15/44	924,168
13,379	3.50%, 5/1/44, Pool #Q26218	12,800
1,796,842	3.00%, 6/1/44, Pool #SD0498	1,655,076
66,027	3.50%, 6/1/44, Pool #Q28764	63,913
46,772	4.00%, 7/1/44, Pool #G60901	45,846
12,336	3.50%, 7/1/44, Pool #Q27319	11,802
1,859,017	3.50%, 9/1/44, Pool #SD0481	1,765,403
20,704	3.50%, 9/1/44, Pool #Q28604	19,807
2,058,460	4.00%, 1/1/45, Pool #SD0490	2,026,608
1,808,743	4.00%, 1/1/45, Pool #SD0478	1,786,999
14,993	4.00%, 2/1/45, Pool #Q31338	14,759
6,329	4.00%, 2/1/45, Pool #Q31128	6,231
14,331	3.50%, 9/1/45, Pool #Q36302	13,758
2,722,527	4.00%, 9/1/45, Pool #SD0507	2,689,839
16,437	4.00%, 12/1/45, Pool #Q37957	16,226
18,858	4.00%, 12/1/45, Pool #Q37955	18,566
1,261,046	3.50%, 3/1/46, Pool #SD0485	1,191,546
390,501	Class FB , Series 46065.18%(US0001M+50bps), 8/15/46	384,582
224,392	3.00%, 9/1/46, Pool #G60718	201,278
568,543	3.00%, 9/1/46, Pool #Q42979	510,103
235,990	3.50%, 9/1/46, Pool #SD0486	223,575
241,905	3.00%, 12/1/46, Pool #Q45064	216,937
779,260	3.00%, 12/1/46, Pool #V82781	724,572
64,305	3.00%, 12/1/46, Pool #Q45083	59,363
135,007	3.00%, 12/1/46, Pool #Q45080	121,878
645,213	3.00%, 2/1/47, Pool #SD0496	590,486
370,297	3.50%, 3/1/47, Pool #G60968	367,353
855,511	4.50%, 7/1/47, Pool #G61047	854,971
660,159	4.00%, 7/1/47, Pool #SD0504	645,694
354,615	3.50%, 10/1/47, Pool #G61178	337,998
437,151	3.50%, 12/1/47, Pool #G61208	416,692
59,858	3.50%, 1/1/48, Pool #Q53630	57,049
91,618	3.50%, 1/1/48, Pool #Q53648	87,468
392,877	3.50%, 1/1/48, Pool #ZS4751	369,008
401,352	3.50%, 2/1/48, Pool #ZT1353	377,692
603,836	4.00%, 4/1/48, Pool #SD0489	592,289
2,853,588	4.00%, 8/1/48, Pool #SD0492	2,787,606
965,684	4.50%, 8/1/48, Pool #G67715	964,691
2,243,336	4.00%, 5/1/49, Pool #SD0488	2,179,632
2,578,080	4.00%, 3/1/50, Pool #SD0296	2,502,403
1,837,680	4.50%, 3/1/50, Pool #SD0294	1,825,571
29,368	3.00%, 7/1/50, Pool #QB1486	26,818
104,416	3.00%, 7/1/50, Pool #QB1479	95,463
13,507	3.00%, 7/1/50, Pool #QB1488	12,334
1,737,383	4.00%, 7/1/50, Pool #SD1146	1,681,539
601,734	4.00%, 7/1/50, Pool #SD0878	582,398
519,215	2.50%, 7/1/50, Pool #QB1193	452,708
12,506	3.00%, 7/1/50, Pool #QB1158	11,504
280,692	2.00%, 8/1/50, Pool #QB2296	234,557
825,821	3.00%, 8/1/50, Pool #RA3282	751,462
779,871	1.50%, 8/1/50, Pool #RA3217	610,680
85,952	3.00%, 8/1/50, Pool #QB2339	78,495
794,503	3.00%, 8/1/50, Pool #RA3313	714,186
5,513,607	3.00%, 9/1/50, Pool #SD0592	5,059,605
1,946,634	1.50%, 10/1/50, Pool #SD8082	1,524,459
619,011	2.00%, 11/1/50, Pool #SD7528	518,969

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Federal Home Loan Mortgage Corporation, continued
$1,071,619	3.00%, 12/1/50, Pool #SD0519	$976,120
897,154	4.00%, 12/1/50, Pool #SD0520	879,160
3,873,391	2.50%, 2/1/51, Pool #SD7534	3,396,470
5,413,268	2.00%, 3/1/51, Pool #SD8134	4,480,016
2,045,997	2.00%, 4/1/51, Pool #SD7539	1,717,750
2,419,882	2.50%, 5/1/51, Pool #SD0702	2,116,605
8,617,729	2.50%, 5/1/51, Pool #RA5077	7,534,116
1,109,950	2.00%, 5/1/51, Pool #SD7541	930,890
1,183,702	3.00%, 7/1/51, Pool #SD7544	1,068,197
3,576,620	2.00%, 7/1/51, Pool #SD0716	3,002,497
787,195	2.00%, 9/1/51, Pool #SD8172	651,436
773,159	2.00%, 9/1/51, Pool #SD0730	646,456
1,042,634	2.00%, 9/1/51, Pool #SD0732	867,926
1,031,178	3.00%, 10/1/51, Pool #RA6015	932,486
3,388,938	2.00%, 10/1/51, Pool #RA6071	2,811,828
2,359,885	2.50%, 11/1/51, Pool #RA6397	2,065,040
7,559,881	2.50%, 11/1/51, Pool #SD7548	6,561,721
1,115,680	2.00%, 12/1/51, Pool #SD0786	935,758
4,607,230	2.50%, 12/1/51, Pool #RA6388	4,027,782
204,737	2.00%, 12/1/51, Pool #SD0789	171,865
5,780,549	2.00%, 12/1/51, Pool #SD8182	4,783,636
1,069,241	2.00%, 12/1/51, Pool #SD0785	896,140
417,940	2.00%, 12/1/51, Pool #SD0783	350,509
7,202,191	2.50%, 1/1/52, Pool #SD0923	6,262,127
2,646,839	2.00%, 1/1/52, Pool #SD0892	2,219,629
23,772,912	2.50%, 1/1/52, Pool #SD7552	20,714,882
8,176,057	2.00%, 1/1/52, Pool #SD7549	6,853,471
1,949,871	2.00%, 1/1/52, Pool #SD0894	1,632,260
1,366,260	2.00%, 2/1/52, Pool #RA6768	1,130,298
873,758	3.00%, 2/1/52, Pool #SD7550	796,232
23,739,268	3.00%, 3/1/52, Pool #SD7553	21,530,033
1,131,811	3.50%, 6/1/52, Pool #SD1049	1,053,402
624,872	4.00%, 6/1/52, Pool #SD1952	606,319
1,043,188	3.50%, 6/1/52, Pool #SD1053	977,917
429,814	3.50%, 6/1/52, Pool #SD1086	400,023
2,908,947	4.50%, 7/1/52, Pool #RA7506	2,848,150
463,758	4.50%, 7/1/52, Pool #SD8231	454,319
3,452,104	3.00%, 8/1/52, Pool #SD7556	3,118,863
904,368	4.50%, 8/1/52, Pool #QE8252	886,028
2,039,284	4.50%, 11/1/52, Pool #SD2000	1,998,533
477,815	6.00%, 11/1/52, Pool #RA8216	489,860
732,830	5.00%, 11/1/52, Pool #SD1882	732,098
821,381	5.00%, 12/1/52, Pool #SD2081	820,560
1,519,024	5.00%, 12/1/52, Pool #SD1991	1,517,733
926,219	5.00%, 12/1/52, Pool #RA8295	925,291
946,911	5.00%, 1/1/53, Pool #RA8404	945,966
1,675,661	5.50%, 1/1/53, Pool #QF6560	1,698,741
593,922	5.50%, 1/1/53, Pool #SD2275	602,101
372,508	5.00%, 2/1/53, Pool #SD2306	372,136
1,246,000	5.50%, 3/1/53, Pool #RA8758	1,263,161
1,740,000	Class A2 , Series K1462.92%, 6/25/54, Callable 7/25/32 @ 100.00	1,564,148

		228,779,807

Federal Home Loan Bank (1.0%)
3,020,000	0.92%, 2/26/27, Callable 5/26/23 @ 100.00	2,682,551
22,560,000	2.06%, 9/27/29, Callable 9/27/23 @ 100.00	19,724,343
4,080,000	3.56%, 5/16/33	3,869,554
1,435,000	1.85%, 1/25/36, Callable 4/25/23 @ 100.00	1,067,056
1,720,000	1.87%, 2/8/36, Callable 5/8/23 @ 100.00	1,281,053

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Federal Home Loan Bank, continued
$920,000	1.87%, 2/8/36, Callable 5/8/23 @ 100.00	$685,214

		29,309,771

Federal Farm Credit Banks Funding Corp. (1.2%)
14,521,000	2.25%, 8/15/29, Callable 8/15/24 @ 100.00	12,851,956
10,440,000	2.17%, 10/29/29, Callable 10/29/24 @ 100.00	9,177,950
6,095,000	1.68%, 9/17/35, Callable 4/17/23 @ 100.00	4,454,659
3,450,000	1.84%, 1/25/36, Callable 4/17/23 @ 100.00	2,562,067
4,730,000	2.10%, 2/25/36, Callable 4/17/23 @ 100.00	3,612,637
2,569,000	2.50%, 4/14/36, Callable 4/17/23 @ 100.00	2,045,296
2,875,000	2.49%, 5/19/36, Callable 4/17/23 @ 100.00	2,281,931

		36,986,496

Total U.S. Government Agency Mortgages (Cost $1,022,298,550)		971,551,927

U.S. Treasury Obligations (31.0%):

U.S. Treasury Bonds (10.2%)
2,480,000	5.38%, 2/15/31	2,781,475
14,025,000	4.75%, 2/15/37	15,957,820
10,000,000	5.00%, 5/15/37	11,637,500
12,855,000	1.13%, 8/15/40	8,474,257
33,230,000	1.88%, 2/15/41	24,782,311
4,580,000	1.75%, 8/15/41	3,309,050
23,885,000	3.13%, 11/15/41	21,727,886
2,795,000	2.00%, 11/15/41	2,103,238
5,045,000	2.38%, 2/15/42	4,047,824
16,285,000	2.75%, 11/15/42	13,776,092
33,675,000	4.00%, 11/15/42	34,527,398
2,695,000	3.88%, 2/15/43	2,714,370
7,022,500	3.63%, 8/15/43	6,796,463
1,205,000	3.13%, 8/15/44	1,071,885
15,000	2.50%, 2/15/45	11,930
955,000	3.00%, 5/15/45	829,059
1,770,000	2.88%, 8/15/45	1,502,841
12,235,000	3.00%, 11/15/45	10,610,039
22,700,000	2.25%, 8/15/46	17,060,469
6,855,000	2.88%, 11/15/46	5,820,323
3,105,000	2.75%, 11/15/47	2,573,269
5,645,000	3.00%, 2/15/48	4,904,976
63,515,000	3.13%, 5/15/48(e)	56,478,729
4,055,000	3.38%, 11/15/48	3,778,753
8,700,000	3.00%, 2/15/49	7,585,313
125,000	2.88%, 5/15/49	106,484
10,975,000	1.25%, 5/15/50	6,348,352
8,590,000	1.38%, 8/15/50	5,131,183
5,954,000	1.63%, 11/15/50	3,799,396
13,650,000	2.38%, 5/15/51	10,431,586
1,102,000	1.88%, 11/15/51	746,605
1,054,000	2.25%, 2/15/52	782,266
18,188,000	2.88%, 5/15/52	15,488,219
5,054,000	3.00%, 8/15/52	4,419,091
2,440,000	3.63%, 2/15/53	2,412,169

		314,528,621

U.S. Treasury Notes (20.8%)
96,660,000	4.25%, 12/31/24	96,690,206

Principal Amount		Value
U.S. Treasury Obligations, continued

U.S. Treasury Notes, continued
$32,665,000	4.63%, 2/28/25^	$32,966,130
1,595,000	1.75%, 3/15/25	1,524,471
3,164,000	0.50%, 3/31/25	2,949,441
16,246,000	0.38%, 4/30/25	15,058,011
13,710,000	0.25%, 5/31/25	12,643,191
12,997,000	2.88%, 6/15/25	12,682,229
12,640,000	3.00%, 7/15/25	12,359,550
890,000	3.00%, 10/31/25	869,697
1,550,000	2.88%, 11/30/25	1,509,797
7,810,000	0.38%, 12/31/25	7,111,981
95,875,000	3.88%, 1/15/26	95,830,059
104,629,000	4.00%, 2/15/26	104,988,662
4,310,000	0.50%, 2/28/26	3,914,019
2,435,000	2.38%, 4/30/26	2,333,795
2,033,000	4.13%, 9/30/27	2,069,530
16,540,000	4.13%, 10/31/27	16,842,372
18,421,000	3.88%, 11/30/27	18,593,697
12,579,000	3.88%, 12/31/27	12,697,180
56,122,000	3.50%, 1/31/28	55,771,238
17,200,000	4.00%, 2/29/28^	17,492,938
3,395,000	3.63%, 3/31/28	3,400,305
110,000	1.25%, 6/30/28	97,522
11,165,000	4.00%, 10/31/29	11,426,680
998,000	3.88%, 11/30/29	1,014,529
61,591,000	3.88%, 12/31/29	62,649,595
4,924,000	3.50%, 1/31/30	4,900,149
4,350,000	4.00%, 2/28/30	4,461,469
3,120,000	0.63%, 5/15/30	2,551,575
925,000	0.63%, 8/15/30	753,008
6,599,000	2.75%, 8/15/32	6,203,060
5,539,000	4.13%, 11/15/32	5,815,950
11,468,000	3.50%, 2/15/33	11,476,959

		641,648,995

Total U.S. Treasury Obligations (Cost $1,004,953,526)		956,177,616

Short-Term Security Held as Collateral for Securities on Loan (1.1%):
35,028,497	BlackRock Liquidity FedFund, Institutional Class , 2.54%(d)(f)	35,028,497

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $35,028,497)		35,028,497

Shares
Unaffiliated Investment Company (8.1%):

Money Markets (8.1%):
249,413,970	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.43%(d)	249,413,970

Total Unaffiliated Investment Company (Cost $249,413,970)		249,413,970

Total Investment Securities (Cost $3,515,768,584) — 109.0%		3,361,823,196
Net other assets (liabilities) — (9.0)%		(277,758,654)

Net Assets — 100.0%		$3,084,064,542

Percentages indicated are based on net assets as of March 31, 2023

EUR003M	-	3 Month EUR LIBOR
EUSA1	-	Euro 1 Year Swap Rate
EUSA5	-	Euro 5 Year Swap Rate
GO	-	General Obligation

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

H15T1Y	-	1 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $34,170,807.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
†	Represents less than 0.05%.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2023.

(c)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2023, these securities represent 0.18% of the net assets of the fund.

(d)	The rate represents the effective yield at March 31, 2023.
(e)	All or a portion of this security has been pledged as collateral for open derivative positions.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.

Securities Sold Short (-0.6%):

At March 31, 2023, the Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value

U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA	4.50%	4/25/52	$(14,470,800)	$(14,151,218)	$(14,165,556)
Federal National Mortgage Association, TBA	4.00%	4/25/53	(1,941,900)	(1,823,788)	(1,855,425)
Government National Mortgage Association
Government National Mortgage Association, TBA	2.50%	4/20/53	(5,001,522)	(4,398,782)	(4,397,432)

				$(20,373,788)	$(20,418,413)

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Day Federal Funds March Futures (U.S. Dollar)	3/31/23	16	$(6,357,175)	$(1,357)
Euro Buxl 30-Year Bond June Futures (Euro)	6/8/23	3	(458,245)	(29,705)
Euro-Bobl June Futures (Euro)	6/8/23	78	(9,970,656)	(221,133)
Euro-Bund June Futures (Euro)	6/8/23	58	(8,543,674)	(166,500)
U.S. Treasury 10-year Note June Futures (U.S. Dollar)	6/21/23	390	(44,819,531)	459,168
U.S. Treasury 30-Year Bond June Futures (U.S. Dollar)	6/21/23	140	(18,361,875)	(543,350)
Ultra Long Term U.S. Treasury Bond June Futures (U.S. Dollar)	6/21/23	37	(5,221,625)	(252,850)

				$(755,727)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Euro Schatz Index June Futures (Euro)	6/8/23	75	$8,596,164	$26,431
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/23	14	1,695,969	56,713
U.S. Treasury 2-Year Note June Futures (U.S. Dollar)	6/30/23	616	127,175,125	583,736
U.S. Treasury 5-Year Note June Futures (U.S. Dollar)	7/6/23	848	92,862,625	1,675,409

				$2,342,289

Total Net Futures Contracts				$1,586,562

Forward Currency Contracts

At March 31, 2023, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	102,887	European Euro	96,700	CBA Securities	6/14/23	$(2,415)
U.S. Dollar	10,399,915	European Euro	9,626,707	TD Securities International	6/21/23	(87,263)
U.S. Dollar	3,031,152	European Euro	2,805,793	UBS Warburg	6/21/23	(25,434)
U.S. Dollar	13,483,131	European Euro	12,500,000	UBS Warburg	6/21/23	(134,166)

Total Net Forward Currency Contracts						$(249,278)

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks (40.6%):

Aerospace & Defense (1.1%):
5,946	General Dynamics Corp.	$1,356,937
20,311	L3Harris Technologies, Inc.	3,985,831
10,625	Lockheed Martin Corp.	5,022,756
4,020	Northrop Grumman Corp.	1,856,114
16,496	Parsons Corp.*	738,031
19,788	Raytheon Technologies Corp.	1,937,839
38,642	Textron, Inc.	2,729,284

		17,626,792

Air Freight & Logistics (0.2%):
13,284	United Parcel Service, Inc., Class B	2,576,963

Automobile Components (0.7%):
33,896	General Motors Co.	1,243,305
46,957	Harley-Davidson, Inc.	1,782,957
39,953	Tesla, Inc.*	8,288,650

		11,314,912

Banks (1.2%):
181,924	Bank of America Corp.	5,203,026
3,924	Citizens Financial Group, Inc.	119,172
68,799	Columbia Banking System, Inc.	1,473,675
23,492	East West Bancorp, Inc.	1,303,806
33,774	Fifth Third Bancorp	899,739
54,243	JPMorgan Chase & Co.	7,068,405
5,200	PNC Financial Services Group, Inc. (The)	660,920
41,238	U.S. Bancorp	1,486,630
39,157	Wells Fargo & Co.	1,463,689

		19,679,062

Beverages (0.7%):
128,022	Coca-Cola Co. (The)	7,941,204
19,356	PepsiCo, Inc.	3,528,599

		11,469,803

Biotechnology (1.0%):
12,716	AbbVie, Inc.	2,026,549
12,017	Amgen, Inc.	2,905,110
2,622	Biogen, Inc.*	728,995
93,463	Exelixis, Inc.*	1,814,117
64,592	Gilead Sciences, Inc.	5,359,198
14,949	Incyte Corp.*	1,080,364
375	Sarepta Therapeutics, Inc.*	51,686
10,980	United Therapeutics Corp.*	2,459,081
18,000	Vir Biotechnology, Inc.*	418,860

		16,843,960

Broadline Retail (1.2%):
147,785	Amazon.com, Inc.*	15,264,713
70,006	eBay, Inc.	3,106,166
57,403	Macy’s, Inc.	1,003,978

		19,374,857

Building Products (0.1%):
9,822	Allegion plc	1,048,302
2,000	Trane Technologies plc	367,960

		1,416,262

Capital Markets (1.1%):
81,668	Bank of New York Mellon Corp. (The)	3,710,994
16,466	Cboe Global Markets, Inc.	2,210,396
23,586	Charles Schwab Corp. (The)	1,235,435
8,547	CME Group, Inc.	1,636,921

Shares		Value
Common Stocks, continued

Capital Markets, continued
1,685	FactSet Research Systems, Inc.	$699,427
8,400	Goldman Sachs Group, Inc. (The)	2,747,724
5,323	Interactive Brokers Group, Inc., Class A	439,467
15,519	LPL Financial Holdings, Inc.	3,141,046
578	MarketAxess Holdings, Inc.	226,166
8,072	Nasdaq, Inc.	441,296
6,125	Stifel Financial Corp.	361,926
12,429	Tradeweb Markets, Inc., Class A	982,139

		17,832,937

Chemicals (0.6%):
49,297	CF Industries Holdings, Inc.	3,573,540
2,227	Ecolab, Inc.	368,635
5,636	Linde plc	2,003,260
22,927	Olin Corp.	1,272,448
5,006	Sherwin-Williams Co. (The)	1,125,199
9,051	Westlake Corp.	1,049,735

		9,392,817

Commercial Services & Supplies (0.3%):
6,018	Cintas Corp.	2,784,408
6,256	Republic Services, Inc.	845,937
3,283	Rollins, Inc.	123,211
2,083	Waste Management, Inc.	339,883

		4,093,439

Communications Equipment (0.8%):
22,122	Arista Networks, Inc.*	3,713,399
150,153	Cisco Systems, Inc.	7,849,248
2,108	F5, Inc.*	307,115
2,456	Motorola Solutions, Inc.	702,735

		12,572,497

Construction & Engineering (0.2%):
36,427	AECOM	3,071,524
1,058	Comfort Systems USA, Inc.	154,426

		3,225,950

Construction Materials (0.1%):
7,098	Eagle Materials, Inc.	1,041,631

Consumer Finance (0.4%):
30,248	American Express Co.	4,989,408
8,827	Capital One Financial Corp.	848,804
15,902	Synchrony Financial	462,430

		6,300,642

Consumer Staples Distribution & Retail (0.3%):
6,090	Costco Wholesale Corp.	3,025,938
35,565	Kroger Co. (The)	1,755,844
3,373	Walmart, Inc.	497,349

		5,279,131

Containers & Packaging (0.2%):
35,604	Sealed Air Corp.	1,634,580
43,631	Westrock Co.	1,329,436

		2,964,016

Distributors (0.0%†):
10,461	LKQ Corp.	593,766

Diversified Consumer Services (0.0%†):
9,684	Service Corp. International	666,066

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Diversified REITs (0.0%†):
7,327	Equity Residential	$439,620

Diversified Telecommunication Services (0.1%):
1,791	Frontier Communications Parent, Inc.*	40,781
61,936	Verizon Communications, Inc.	2,408,691

		2,449,472

Electric Utilities (0.3%):
39,777	Hawaiian Electric Industries, Inc.	1,527,437
7,670	NextEra Energy, Inc.	591,203
46,197	Xcel Energy, Inc.	3,115,526

		5,234,166

Electrical Equipment (0.5%):
5,912	Acuity Brands, Inc.	1,080,300
27,916	AMETEK, Inc.	4,057,032
38,317	Emerson Electric Co.	3,338,944
11,148	nVent Electric plc	478,695

		8,954,971

Electronic Equipment, Instruments & Components (0.0%†):
368	Keysight Technologies, Inc.*	59,425
26,819	Vontier Corp.	733,231

		792,656

Energy Equipment & Services (0.1%):
38,356	Schlumberger, Ltd.	1,883,280
475	Weatherford International plc*	28,191

		1,911,471

Entertainment (0.1%):
4,423	Activision Blizzard, Inc.	378,565
9,579	Electronic Arts, Inc.	1,153,790
920	Walt Disney Co. (The)*	92,120

		1,624,475

Financial Services (0.9%):
44,935	Berkshire Hathaway, Inc., Class B*	13,874,580
14,202	TFS Financial Corp.	179,371

		14,053,951

Food Products (0.8%):
35,072	Archer-Daniels-Midland Co.	2,793,836
33,299	Conagra Brands, Inc.	1,250,710
99,524	Kraft Heinz Co. (The)	3,848,593
77,237	Mondelez International, Inc., Class A	5,384,964

		13,278,103

Ground Transportation (0.5%):
149,758	CSX Corp.	4,483,755
4,025	Norfolk Southern Corp.	853,300
16,562	Union Pacific Corp.	3,333,268

		8,670,323

Health Care Equipment & Supplies (0.6%):
60,542	Abbott Laboratories	6,130,483
1,330	Becton Dickinson and Co.	329,228
2,405	Lantheus Holdings, Inc.*	198,557
11,460	Medtronic plc	923,905
15,361	Zimmer Biomet Holdings, Inc.	1,984,641
4,544	Zimvie, Inc.*	32,853

		9,599,667

Health Care Providers & Services (1.9%):
45,170	Centene Corp.*	2,855,196
14,034	Cigna Group (The)	3,586,108

Shares		Value
Common Stocks, continued

Health Care Providers & Services, continued
62,900	CVS Health Corp.	$4,674,099
11,744	Elevance Health, Inc.	5,400,009
576	Humana, Inc.	279,625
4,600	McKesson Corp.	1,637,830
3,645	Quest Diagnostics, Inc.	515,694
24,988	UnitedHealth Group, Inc.	11,809,079

		30,757,640

Hotels, Restaurants & Leisure (1.3%):
26,529	Airbnb, Inc., Class A*	3,300,207
2,104	Booking Holdings, Inc.*	5,580,671
13	Chipotle Mexican Grill, Inc.*	22,208
18,539	McDonald’s Corp.	5,183,690
54,874	Starbucks Corp.	5,714,030
12,615	Yum! Brands, Inc.	1,666,189

		21,466,995

Household Durables (0.2%):
510	NVR, Inc.*	2,841,817
6,346	Toll Brothers, Inc.	380,950
2,064	TopBuild Corp.*	429,601

		3,652,368

Household Products (0.6%):
5,254	Church & Dwight Co., Inc.	464,506
43,927	Colgate-Palmolive Co.	3,301,114
38,890	Procter & Gamble Co. (The)	5,782,554

		9,548,174

Industrial Conglomerates (0.1%):
22,803	3M Co.	2,396,823

Insurance (0.9%):
5,221	Aon plc, Class A	1,646,129
6,328	Everest Re Group, Ltd.	2,265,551
11,436	Hartford Financial Services Group, Inc. (The)	796,975
244	Kinsale Capital Group, Inc.	73,237
4,637	Marsh & McLennan Cos., Inc.	772,292
30,794	Progressive Corp. (The)	4,405,390
2,690	Reinsurance Group of America, Inc.	357,124
11,579	Ryan Specialty Holdings, Inc.*	465,939
5,481	Travelers Cos., Inc. (The)	939,498
19,583	Unum Group	774,703
32,976	WR Berkley Corp.	2,053,086

		14,549,924

Interactive Media & Services (2.4%):
116,129	Alphabet, Inc., Class A*	12,046,061
132,151	Alphabet, Inc., Class C*	13,743,704
60,920	Meta Platforms, Inc., Class A*	12,911,385

		38,701,150

IT Services (1.4%):
1,421	Automatic Data Processing, Inc.	316,357
2,274	Gartner, Inc.*	740,801
4,396	Global Payments, Inc.	462,635
26,730	GoDaddy, Inc., Class A*	2,077,455
24,065	Mastercard, Inc., Class A	8,745,462
2,913	Paychex, Inc.	333,801
54,539	PayPal Holdings, Inc.*	4,141,692
9,216	VeriSign, Inc.*	1,947,617
16,102	Visa, Inc., Class A	3,630,357

		22,396,177

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Life Sciences Tools & Services (0.2%):
7,864	10X Genomics, Inc., Class A*	$438,733
8,252	Danaher Corp.	2,079,834
274	IQVIA Holdings, Inc.*	54,496
2,622	Thermo Fisher Scientific, Inc.	1,511,242

		4,084,305

Machinery (1.0%):
7,585	AGCO Corp.	1,025,492
20,592	Allison Transmission Holdings, Inc.	931,582
13,425	Caterpillar, Inc.	3,072,177
13,024	Deere & Co.	5,377,349
30,303	Fortive Corp.	2,065,756
9,061	Otis Worldwide Corp.	764,748
33,651	PACCAR, Inc.	2,463,253
2,579	Parker-Hannifin Corp.	866,828

		16,567,185

Media (0.4%):
5,200	Altice USA, Inc., Class A*	17,784
170,506	Comcast Corp., Class A	6,463,882

		6,481,666

Metals & Mining (0.2%):
17,171	Newmont Corp.	841,723
15,762	Nucor Corp.	2,434,756

		3,276,479

Multi-Utilities (0.2%):
30,508	WEC Energy Group, Inc.	2,891,853

Office REITs (0.0%†):
2,421	Kilroy Realty Corp.	78,440

Oil, Gas & Consumable Fuels (1.7%):
3,681	Cheniere Energy, Inc.	580,126
54,319	Chevron Corp.	8,862,688
11,193	Coterra Energy, Inc.	274,676
5,526	Denbury, Inc.*	484,243
1,326	Diamondback Energy, Inc.	179,236
22,056	EOG Resources, Inc.	2,528,279
64,879	Exxon Mobil Corp.	7,114,631
58,936	Marathon Oil Corp.	1,412,107
24,132	Marathon Petroleum Corp.	3,253,718
24,961	Occidental Petroleum Corp.	1,558,315
4,677	Phillips 66	474,154
2,802	Pioneer Natural Resources Co.	572,281
4,011	Sanchez Energy Corp.*(a)	229,643
8,895	Targa Resources Corp.	648,890

		28,172,987

Personal Care Products (0.1%):
6,045	The Estee Lauder Cos., Inc., Class A	1,489,851

Pharmaceuticals (2.2%):
88,815	Bristol-Myers Squibb Co.	6,155,767
13,936	Eli Lilly & Co.	4,785,901
65,883	Johnson & Johnson	10,211,865
56,138	Merck & Co., Inc.	5,972,522
188,146	Pfizer, Inc.	7,676,357
12,032	Royalty Pharma plc, Class A	433,513
48,600	Viatris, Inc.	467,532

		35,703,457

Shares		Value
Common Stocks, continued

Professional Services (0.1%):
9,465	Leidos Holdings, Inc.	$871,348

Retail REITs (0.0%†):
4,034	National Retail Properties, Inc.	178,101

Semiconductors & Semiconductor Equipment (2.4%):
14,594	Analog Devices, Inc.	2,878,229
13,363	Broadcom, Inc.	8,572,899
9,151	Enphase Energy, Inc.*	1,924,272
2,247	Impinj, Inc.*	304,513
197,485	Intel Corp.	6,451,835
2,343	Lattice Semiconductor Corp.*	223,757
30,954	Microchip Technology, Inc.	2,593,326
436	Micron Technology, Inc.	26,308
34,667	NVIDIA Corp.	9,629,453
6,234	NXP Semiconductors NV	1,162,485
48,874	Qualcomm, Inc.	6,235,345

		40,002,422

Software (4.0%):
18,539	Adobe, Inc.*	7,144,375
112,952	Dropbox, Inc., Class A*	2,442,022
8,662	Gen Digital, Inc.	148,640
142,404	Microsoft Corp.	41,055,073
7,274	New Relic, Inc.*	547,660
18,621	Palo Alto Networks, Inc.*	3,719,359
16,318	RingCentral, Inc., Class A*	500,473
12,435	Salesforce, Inc.*	2,484,264
12,439	Synopsys, Inc.*	4,804,564
22,662	Teradata Corp.*	912,825
5,534	Workday, Inc., Class A*	1,142,992

		64,902,247

Specialized REITs (0.4%):
13,396	Crown Castle, Inc.	1,792,921
7,922	National Storage Affiliates Trust	330,981
13,132	Public Storage	3,967,703
4,861	SBA Communications Corp.	1,269,061

		7,360,666

Specialty Retail (0.9%):
598	AutoZone, Inc.*	1,469,974
7,330	Bath & Body Works, Inc.	268,131
9,886	Home Depot, Inc. (The)	2,917,556
10,050	Lowe’s Cos., Inc.	2,009,699
2,778	O’Reilly Automotive, Inc.*	2,358,466
55,822	TJX Cos., Inc. (The)	4,374,212
3,739	Ulta Beauty, Inc.*	2,040,260

		15,438,298

Technology Hardware, Storage & Peripherals (3.2%):
295,907	Apple, Inc.	48,795,064
25,531	NetApp, Inc.	1,630,154
100,293	Pure Storage, Inc., Class A*	2,558,475

		52,983,693

Textiles, Apparel & Luxury Goods (0.4%):
47,476	NIKE, Inc., Class B	5,822,457

Tobacco (0.2%):
41,088	Altria Group, Inc.	1,833,346
21,519	Philip Morris International, Inc.	2,092,723

		3,926,069

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Trading Companies & Distributors (0.1%):
44,691	Fastenal Co.	$2,410,633

Total Common Stocks (Cost $642,784,528)		667,385,786

Preferred Stock (0.0%†):

Electric Utilities (0.0%†):
1,000	PG&E Corp., 8/16/23	142,330

Total Preferred Stock (Cost $117,395)		142,330

Contracts		Value

Warrants (0.0%†):

Oil, Gas & Consumable Fuels (0.0%†):
63	California Resources Corp., 10/27/24*	535
2,121	Occidental Petroleum Corp., 8/3/27	86,961

		87,496

Total Warrants (Cost $20,366)		87,496

Principal Amount		Value
Asset Backed Securities (0.5%):
$223,729	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(b)	168,432
659,221	Aaset Trust, Class A, Series 2021-1A, 2.95%, 11/16/41(b)	530,313
491,683	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(b)	405,298
189,708	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(b)	120,466
1,262,649	Aaset Trust, Class A, Series 2021-2A, 2.80%, 1/15/47(b)	1,072,228
138,939	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(b)	61,953
124,414	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(b)	100,678
93,917	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(b)	64,326
494,452	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	435,441
53,133	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	50,933
972,984	Blackbird Capital Aircraft, Class A, Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28 @ 100(b)	840,852
178,337	Castlelake Aircraft Structured Trust, Class A, Series 2021-1A, 3.47%, 1/15/46(b)	163,586
204,760	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(b)	181,966
186,315	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(b)	134,869
127,821	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(b)	115,728
360,292	CF Hippolyta LLC, Class A1, Series 2021-A, 1.53%, 3/15/61, Callable 3/15/24 @ 100(b)	318,862
349,600	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(b)	331,570
196,770	Horizon Aircraft Finance, Ltd., Class A, Series 2018- 1, 4.46%, 12/15/38(b)	163,937
191,220	Horizon Aircraft Finance, Ltd., Class A, Series 2019- 1, 3.72%, 7/15/39(b)	158,194

Principal Amount		Value
Asset Backed Securities, continued
$550,440	Planet Fitness Master Issuer LLC, Class A2II, Series 2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @ 100(b)	$445,583
612,810	Planet Fitness Master Issuer LLC, Class A2I, Series 2022-1A, 3.25%, 12/5/51, Callable 12/5/24 @ 100(b)	535,949
212,850	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(b)	184,172
215,064	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(b)	182,061
233,783	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(b)	164,241
209,696	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(b)	175,562
202,404	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(b) (c)	179,563
298,891	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(b)	231,222
277,698	Thunderbolt II Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(b)(c)	228,443

Total Asset Backed Securities (Cost $9,286,563)		7,746,428

Collateralized Mortgage Obligations (5.4%):
250,000	Aimco CLO, Class AR, Series 2018-BA, 5.89%(US0003M+110bps), 1/15/32, Callable 4/15/23 @ 100(b)	246,291
523,000	Aimco CLO 11, Ltd., Class AR, Series 2020-11A, 5.92%(US0003M+113bps), 10/17/34, Callable 10/17/23 @ 100(b)	509,260
387,000	Aimco CLO 14, Ltd., Class A, Series 2021-14A, 5.80%(US0003M+99bps), 4/20/34, Callable 4/20/23 @ 100(b)	374,634
250,000	Allegro CLO XIII, Ltd., Class A, Series 2021-1A, 5.95%(US0003M+114bps), 7/20/34, Callable 7/20/23 @ 100(b)	243,061
2,812,000	Allegro CLO XIV, Ltd., Class A1, Series 2021-2A, 5.95%(US0003M+116bps), 10/15/34, Callable 10/15/23 @ 100(b)	2,740,328
624,000	Allegro CLO XV, Ltd., Class A, Series 2022-1A, 6.14%(TSFR3M+150bps), 7/20/35, Callable 7/20/24 @ 100(b)	611,471
256,000	Ares CLO, Ltd., Class A, Series 2019-54A, 6.11%(US0003M+132bps), 10/15/32, Callable 4/15/23 @ 100(b)	252,092
853,000	Ares LV CLO, Ltd., Class A1R, Series 2020-55A, 5.92%(US0003M+113bps), 7/15/34, Callable 7/15/23 @ 100(b)	833,756
660,000	Ares XLI CLO, Ltd., Class AR2, Series 2016-41A, 5.86%(US0003M+107bps), 4/15/34, Callable 4/15/23 @ 100(b)	640,909
177,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(b)	166,303
105,000	BAMLL Commercial Mortgage Securities Trust, Class B, Series 2022-DKLX, 6.38%(TSFR1M+155bps), 1/15/39(b)	99,836
100,000	BAMLL Commercial Mortgage Securities Trust, Class C, Series 2022-DKLX, 6.98%(TSFR1M+215bps), 1/15/39(b)	94,518

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$555,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2022-DKLX, 5.98%(TSFR1M+115bps), 1/15/39(b)	$533,004
30,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52, Callable 10/15/29 @ 100	26,080
786,000	Barings CLO, Ltd., Class AR, Series 2020-1A, 5.94%(US0003M+115bps), 10/15/36, Callable 10/15/23 @ 100(b)	764,636
310,000	Barings CLO, Ltd., Class A, Series 2020-4A, 6.03%(US0003M+122bps), 1/20/32, Callable 4/20/23 @ 100(b)	305,722
417,000	Beechwood Park CLO, Ltd., Class A1R, Series 2019- 1A, 5.96%(TSFR3M+130bps), 1/17/35, Callable 1/17/24 @ 100(b)	405,765
34,000	Benchmark Mortgage Trust, Class A5, Series 2018- B4, 4.12%, 7/15/51, Callable 7/15/28 @ 100(c)	32,241
1,139,000	Bethpage Park CLO, Ltd., Class A, Series 2021-1A, 5.92%(US0003M+113bps), 1/15/35, Callable 10/15/23 @ 100(b)	1,103,696
139,000	BFLD Trust, Class A, Series 2020-OBRK, 6.99%(US0001M+205bps), 11/15/28(b)	138,250
488,000	BPR Trust, Class B, Series 2022-OANA, 7.27%(TSFR1M+245bps), 4/15/37(b)	458,423
1,835,000	BPR Trust, Class A, Series 2022-OANA, 6.73%(TSFR1M+190bps), 4/15/37(b)	1,763,229
286,176	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 5.78%(US0003M+99bps), 4/15/29, Callable 4/15/23 @ 100(b)	282,881
390,852	BX Commercial Mortgage Trust, Class D, Series 2022-LP2, 6.79%(TSFR1M+196bps), 2/15/39(b)	357,338
390,852	BX Commercial Mortgage Trust, Class B, Series 2022-LP2, 6.14%(TSFR1M+131bps), 2/15/39(b)	372,066
1,297,889	BX Commercial Mortgage Trust, Class A, Series 2022-LP2, 5.84%(TSFR1M+101bps), 2/15/39(b)	1,248,133
5,017,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 5.68%(US0001M+100bps), 4/15/34(b)	4,880,115
172,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 5.98%(US0001M+130bps), 4/15/34(b)	164,747
119,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 6.58%(US0001M+190bps), 4/15/34(b)	112,573
390,852	BX Commercial Mortgage Trust, Class C, Series 2022-LP2, 6.39%(TSFR1M+156bps), 2/15/39(b)	367,056
113,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 6.28%(US0001M+160bps), 4/15/34(b)	107,394
124,100	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 6.02%(US0001M+108bps), 10/15/36(b)	121,799
155,550	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 6.19%(US0001M+125bps), 10/15/36(b)	152,045
220,150	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 6.39%(US0001M+145bps), 10/15/36(b)	213,966
169,348	BX Commercial Mortgage Trust, Class A, Series 2019-XL, 5.86%(US0001M+92bps), 10/15/36(b)	167,454
76,300	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 7.31%(US0001M+263bps), 9/15/37(b)	70,436
309,400	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 6.74%(US0001M+180bps), 10/15/36(b)	300,458
2,708,000	BX Mortgage Trust, Class A, Series 2021-PAC, 5.37%(US0001M+69bps), 10/15/36(b)	2,588,649
210,000	BX Mortgage Trust, Class D, Series 2021-PAC, 5.98%(US0001M+130bps), 10/15/36(b)	193,348

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$730,000	BX Mortgage Trust, Class E, Series 2021-PAC, 6.63%(US0001M+195bps), 10/15/36(b)	$672,564
162,000	BX Mortgage Trust, Class B, Series 2021-PAC, 5.58%(US0001M+90bps), 10/15/36(b)	152,936
216,000	BX Mortgage Trust, Class C, Series 2021-PAC, 5.78%(US0001M+110bps), 10/15/36(b)	201,079
922,384	BX Trust, Class A, Series 2022-IND A, 6.32%(TSFR1M+149bps), 4/15/24(b)	901,414
472,000	BX Trust, Class A, Series 2022-GPA, 6.99%(TSFR1M+217bps), 10/15/39(b)	466,393
106,429	BX Trust, Class C, Series 2022-IND, 7.12%(TSFR1M+229bps), 4/15/24(b)	102,408
4,920,685	BX Trust, Class A, Series 2021-SOAR, 5.36%(US0001M+67bps), 6/15/38(b)	4,729,969
88,691	BX Trust, Class D, Series 2022-IND, 7.67%(TSFR1M+284bps), 4/15/24(b)	83,006
470,528	BX Trust, Class B, Series 2022-IND, 6.77%(TSFR1M+194bps), 4/15/24(b)	457,468
417,397	Cascade Funding Mortgage Trust, Class A, Series 2021-HB6, 0.90%, 6/25/36, Callable 4/25/23 @ 100(b)(c)	395,762
17,105,000	Cedar Funding V CLO, Ltd., Class A1R, Series 2016- 5A, 5.89%(US0003M+110bps), 7/17/31, Callable 4/17/23 @ 100(b)	16,901,151
235,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016- 6A, 5.86%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(b)	227,015
643,000	Cedar Funding X CLO, Ltd., Class AR, Series 2019- 10A, 5.91%(US0003M+110bps), 10/20/32, Callable 4/20/23 @ 100(b)	629,009
485,000	Cedar Funding XII CLO, Ltd., Class A1R, Series 2020-12A, 5.95%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(b)	470,318
942,000	Cedar Funding XV CLO, Ltd., Class A, Series 2022- 15A, 5.96%(TSFR3M+132bps), 4/20/35, Callable 4/20/24 @ 100(b)	916,251
402,957	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 5.80%(US0001M+112bps), 6/15/34(b)	391,428
99,251	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 6.43%(US0001M+175bps), 6/15/34(b)	93,215
99,251	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 6.18%(US0001M+150bps), 6/15/34(b)	97,561
113,311	CIM Retail Portfolio Trust, Class D, Series 2021- RETL, 7.74%(US0001M+305bps), 8/15/36(b)	109,701
791,000	Columbia Cent CLO 29, Ltd., Class AR, Series 2020- 29A, 5.98%(US0003M+117bps), 10/20/34, Callable 10/20/23 @ 100(b)	766,503
410,000	Columbia Cent CLO 30, Ltd., Class A1, Series 2020- 30A, 6.12%(US0003M+131bps), 1/20/34, Callable 4/20/23 @ 100(b)	400,962
310,000	Columbia Cent CLO 31, Ltd., Class A1, Series 2021- 31A, 6.01%(US0003M+120bps), 4/20/34, Callable 7/20/23 @ 100(b)	300,766
920,000	Columbia Cent CLO 32, Ltd., Class A1, Series 2022- 32A, 6.36%(TSFR3M+170bps), 7/20/34, Callable 1/24/24 @ 100(b)	905,299
57,000	Commercial Mortgage Trust, Class A5, Series 2014- CR18, 3.83%, 7/15/47, Callable 7/15/24 @ 100	55,816

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$242,397	Credit Suisse Mortgage Capital Certificates, Class B, Series 2019-ICE4, 5.91%(US0001M+123bps), 5/15/36(b)	$238,467
3,680,584	Credit Suisse Mortgage Capital Certificates, Class A, Series 2020-NET, 2.26%, 8/15/37(b)	3,307,104
100,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(b)	93,345
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(b)	95,559
205,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(b)	197,634
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(b)	96,084
860,000	CSMC Trust, Class D, Series 2017-PFHP, 6.93%(US0001M+225bps), 12/15/30(b)	813,068
527,000	Dryden 76 CLO, Ltd., Class A1R, Series 2019-76A, 5.96%(US0003M+115bps), 10/20/34, Callable 10/20/23 @ 100(b)	512,324
577,000	Dryden 83 CLO, Ltd., Class A, Series 2020-83A, 6.01%(US0003M+122bps), 1/18/32, Callable 4/18/23 @ 100(b)	569,047
1,019,000	Dryden 85 CLO, Ltd., Class AR, Series 2020-85A, 5.94%(US0003M+115bps), 10/15/35, Callable 10/15/23 @ 100(b)	988,327
670,000	Dryden 90 CLO, Ltd., Class A1A, Series 2021-90A, 6.05%(US0003M+113bps), 2/20/35, Callable 2/20/24 @ 100(b)	649,002
250,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 5.97%(US0003M+118bps), 4/17/33, Callable 4/17/23 @ 100(b)	245,278
250,000	Eaton Vance CLO, Ltd., Class A13R, Series 2013-1A, 6.04%(US0003M+125bps), 1/15/34, Callable 4/15/23 @ 100(b)	244,133
930,000	Eaton Vance CLO, Ltd., Class AR, Series 2020-2A, 5.94%(US0003M+115bps), 1/15/35, Callable 1/15/24 @ 100(b)	907,967
363,000	Eaton Vance CLO, Ltd., Class AR, Series 2019-1A, 5.89%(US0003M+110bps), 4/15/31, Callable 4/15/23 @ 100(b)	356,128
1,469,000	ELP Commercial Mortgage Trust, Class A, Series 2021-ELP, 5.39%(US0001M+70bps), 11/15/36(b)	1,406,799
297,739	Extended Stay America Trust, Class B, Series 2021- ESH, 6.06%(US0001M+138bps), 7/15/38(b)	288,433
219,643	Extended Stay America Trust, Class C, Series 2021- ESH, 6.39%(US0001M+170bps), 7/15/38(b)	211,672
522,263	Extended Stay America Trust, Class A, Series 2021- ESH, 5.77%(US0001M+108bps), 7/15/38(b)	506,274
439,287	Extended Stay America Trust, Class D, Series 2021- ESH, 6.94%(US0001M+225bps), 7/15/38(b)	418,385
508,000	Flatiron CLO 20, Ltd., Class A, Series 2020-1A, 6.22%(US0003M+130bps), 11/20/33, Callable 5/20/23 @ 100(b)	499,208
250,000	Flatiron CLO 21, Ltd., Class A1, Series 2021-1A, 5.91%(US0003M+111bps), 7/19/34, Callable 7/19/23 @ 100(b)	244,255
643,000	GS Mortgage Securities Corp. Trust, Class A, Series 2021-IP, 5.63%(US0001M+95bps), 10/15/36(b)	606,576
100,000	GS Mortgage Securities Corp. Trust, Class B, Series 2021-IP, 5.83%(US0001M+115bps), 10/15/36(b)	93,457

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$100,000	GS Mortgage Securities Corp. Trust, Class C, Series 2021-IP, 6.23%(US0001M+155bps), 10/15/36(b)	$92,635
800,000	INTOWN STAY Mortgage Trust, Class A, Series 2022, 7.32%(TSFR1M+249bps), 8/15/37, Callable 8/15/24 @ 100(b)	793,496
556,000	Invesco CLO, Ltd., Class A, Series 2021-3A, 5.95%(US0003M+113bps), 10/22/34, Callable 10/22/23 @ 100(b)	540,284
64,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23, Callable 7/5/23 @ 100(b)	58,814
87,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23, Callable 7/5/23 @ 100(b)	78,435
41,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23, Callable 7/5/23 @ 100(b)	38,312
98,297	Life Mortgage Trust, Class B, Series 2021-BMR, 5.82%(US0001M+88bps), 3/15/38(b)	93,915
98,297	Life Mortgage Trust, Class D, Series 2021-BMR, 6.34%(US0001M+140bps), 3/15/38(b)	92,902
426,000	Life Mortgage Trust, Class D, Series 2022-BMR2, 7.37%(TSFR1M+254bps), 5/15/39, Callable 5/15/24 @ 100(b)	406,810
98,297	Life Mortgage Trust, Class C, Series 2021-BMR, 6.04%(US0001M+110bps), 3/15/38(b)	93,390
280,147	Life Mortgage Trust, Class A, Series 2021-BMR, 5.64%(US0001M+70bps), 3/15/38(b)	271,865
1,420,000	Life Mortgage Trust, Class A1, Series 2022-BMR2, 6.12%(TSFR1M+130bps), 5/15/39, Callable 5/15/24 @ 100(b)	1,383,148
855,000	Life Mortgage Trust, Class B, Series 2022-BMR2, 6.62%(TSFR1M+179bps), 5/15/39, Callable 5/15/24 @ 100(b)	827,199
479,000	Life Mortgage Trust, Class C, Series 2022-BMR2, 6.92%(TSFR1M+209bps), 5/15/39, Callable 5/15/24 @ 100(b)	461,029
98,297	Life Mortgage Trust, Class E, Series 2021-BMR, 6.69%(US0001M+175bps), 3/15/38(b)	91,677
500,000	Lucali CLO, Ltd., Class A, Series 2020-1A, 6.00%(US0003M+121bps), 1/15/32, Callable 4/15/23 @ 100(b)	492,692
320,000	Madison Park Funding L, Ltd., Class A, Series 2021- 50A, 6.03%(US0003M+114bps), 4/19/34, Callable 4/19/23 @ 100(b)	313,080
910,000	Madison Park Funding LII, Ltd., Class A, Series 2021-52A, 5.92%(US0003M+110bps), 1/22/35, Callable 1/22/24 @ 100(b)	879,379
250,000	Madison Park Funding XLV, Ltd., Class AR, Series 2020-45A, 5.91%(US0003M+112bps), 7/15/34, Callable 7/15/23 @ 100(b)	244,399
435,303	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 5.74%(US0003M+92bps), 1/22/28, Callable 4/22/23 @ 100(b)	431,646
250,000	Magnetite XXI, Ltd., Class AR, Series 2019-21A, 5.83%(US0003M+102bps), 4/20/34, Callable 4/20/23 @ 100(b)	242,328
680,000	Magnetite XXIX, Ltd., Class A, Series 2021-29A, 5.78%(US0003M+99bps), 1/15/34, Callable 4/15/23 @ 100(b)	667,534

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$250,000	Magnetite XXVII, Ltd., Class AR, Series 2020-27A, 5.95%(US0003M+114bps), 10/20/34, Callable 10/20/23 @ 100(b)	$243,383
968,000	Magnetite XXX, Ltd., Class A, Series 2021-30A, 5.95%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(b)	943,093
54,850	Mesquite Energy, Inc., 7.82%(LIBOR+800bps-–), 12/31/49(a)(d)(e)	335,836
31,702	Mesquite Energy, Inc., 7.86%(LIBOR+0bps-–), 12/31/49(a)(d)(e)	194,105
260,000	MHC Commercial Mortgage Trust, Class A, Series 2021-MHC, 5.48%(US0001M+80bps), 4/15/38(b)	251,143
310,683	Milos CLO, Ltd., Class AR, Series 2017-1A, 5.88%(US0003M+107bps), 10/20/30, Callable 4/20/23 @ 100(b)	306,907
385,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36, Callable 11/10/24 @ 100(b)	362,462
471,200	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 6.18%(US0001M+150bps), 6/15/35(b)	376,960
196,000	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 5.93%(US0001M+125bps), 6/15/35(b)	175,706
56,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(b)	52,221
53,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(b)(c)	48,688
132,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51, Callable 1/15/29 @ 100	125,838
326,000	Peace Park CLO, Ltd., Class A, Series 2021-1A, 5.94%(US0003M+113bps), 10/20/34, Callable 10/20/23 @ 100(b)	318,574
17,385	Prima Capital CRE Securitization, Class A, Series 2021-9A, 6.21%(US0001M+145bps), 12/15/37, Callable 12/25/23 @ 100(b)	17,163
333,000	Rockland Park CLO, Ltd., Class A, Series 2021-1A, 5.93%(US0003M+112bps), 4/20/34, Callable 4/20/23 @ 100(b)	325,585
250,000	SPGN Mortgage Trust, Class B, Series 2022-TFLM, 6.83%(TSFR1M+200bps), 2/15/39, Callable 2/15/24 @ 100(b)	237,876
130,000	SPGN Mortgage Trust, Class C, Series 2022-TFLM, 7.48%(TSFR1M+265bps), 2/15/39, Callable 2/15/24 @ 100(b)	121,856
237,000	SREIT Trust, Class D, Series 2021-MFP, 6.26%(US0001M+158bps), 11/15/38(b)	221,208
360,000	SREIT Trust, Class C, Series 2021-MFP, 6.01%(US0001M+133bps), 11/15/38(b)	338,088
580,000	SREIT Trust, Class B, Series 2021-MFP, 5.76%(US0001M+108bps), 11/15/38(b)	550,312
1,013,000	SREIT Trust, Class A, Series 2021-MFP, 5.42%(US0001M+73bps), 11/15/38(b)	970,200
241,631	Stratus CLO, Ltd., Class A, Series 2022-1A, 6.39%(TSFR3M+175bps), 7/20/30, Callable 7/20/23 @ 100(b)	240,356
403,000	Symphony CLO XIX, Ltd., Class A, Series 2018-19A, 5.75%(US0003M+96bps), 4/16/31, Callable 4/16/23 @ 100(b)	397,358

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$500,000	Symphony CLO XXVI, Ltd., Class AR, Series 2021- 26A, 5.89%(US0003M+108bps), 4/20/33, Callable 4/20/23 @ 100(b)	$488,695
1,054,000	Symphony CLO XXXII, Ltd., Class A1, Series 2022- 32A, 5.97%(TSFR3M+132bps), 4/23/35, Callable 4/23/24 @ 100(b)	1,038,004
285,000	VLS Commercial Mortgage Trust, Class A, Series 2020-LAB, 2.13%, 10/10/42(b)	222,792
20,000	VLS Commercial Mortgage Trust, Class B, Series 2020-LAB, 2.45%, 10/10/42(b)	14,961
335,000	Voya CLO, Ltd., Class A, Series 2019-2, 6.08%(US0003M+127bps), 7/20/32, Callable 4/20/23 @ 100(b)	331,009
564,000	Voya CLO, Ltd., Class AR, Series 2020-1A, 5.94%(US0003M+115bps), 7/16/34, Callable 7/16/23 @ 100(b)	550,093
1,073,000	Voya CLO, Ltd., Class AR, Series 2020-3A, 5.96%(US0003M+115bps), 10/20/34, Callable 10/20/23 @ 100(b)	1,045,149
551,000	Voya CLO, Ltd., Class A1R, Series 2020-2A, 5.96%(US0003M+116bps), 7/19/34, Callable 7/19/23 @ 100(b)	538,836
185,000	Wells Fargo Commercial Mortgage Trust, Class A, Series 2021-FCMT, 5.88%(US0001M+120bps), 5/15/31(b)	176,371
155,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52, Callable 12/15/28 @ 100	147,127

Total Collateralized Mortgage Obligations (Cost $90,946,159)		88,363,407

Convertible Bonds (0.0%†):

Entertainment (0.0%†):
25,000	Live Nation Entertainment, Inc., 2.00%, 2/15/25	24,454

Hotels, Restaurants & Leisure (0.0%†):
37,000	Booking Holdings, Inc., 0.75%, 5/1/25	55,131
27,000	Vail Resorts, Inc., 4.33%, 1/1/26	24,025

		79,156

Leisure Products (0.0%†):
19,000	Callaway Golf Co., 2.75%, 5/1/26	25,776

Media (0.0%†):
54,000	DISH Network Corp., 2.38%, 3/15/24	47,709
846,000	DISH Network Corp., 3.38%, 8/15/26	428,633

		476,342

Professional Services (0.0%†):
16,000	FTI Consulting, Inc., 2.00%, 8/15/23	31,131
23,000	KBR, Inc., 2.50%, 11/1/23	49,734

		80,865

Semiconductors & Semiconductor Equipment (0.0%†):
8,000	ON Semiconductor Corp., 1.63%, 10/15/23	31,527

Total Convertible Bonds (Cost $1,011,581)		718,120

Bank Loans (0.1%):

Chemicals (0.0%†):
14,775	Consolidated Energy Term Incr B 1Ln, 8.11% (LIBOR+350bps )	14,332

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Bank Loans, continued

Chemicals, continued
$19,800	Diversey Term B 1Ln, 7.07% (LIBOR+275bps ), 9/29/28	$19,710

		34,042

Construction & Engineering (0.0%†):
35,000	Convergint Tech Term 2Ln, 8.07% (LIBOR+675bps ), 3/31/29	30,596
4,925	Convergint Tech Term B 1Ln, 11.07% (LIBOR+375bps ), 3/31/28	4,774

		35,370

Diversified Consumer Services (0.0%†):
15,000	Ascend Learning Term 2Ln, 7.32% (LIBOR+575bps ), 12/10/29	12,875
163,350	Ascend Learning Term B 1Ln, 7.71% (LIBOR+350bps ), 12/10/28	150,486

		163,361

Health Care Providers & Services (0.0%†):
250,000	Cano Health Term B, 0.00%, 11/23/27	185,000

Hotels, Restaurants & Leisure (0.0%†):
247,500	City Football Group Term B 1Ln, 8.36% (LIBOR+300bps ), 7/21/28	235,434
172,368	Diamond Sports Group Term 2Ln, 10.07% (Term SOFR+335bps ), 8/24/26	9,911
104,275	Golden Entertainment Term B 1Ln, 7.82% (LIBOR+300bps ), 10/20/24	104,014

		349,359

Industrial Products (0.0%†):
119,700	Westinghouse Term 1Ln, 12.32% (Term SOFR+375bps ), 8/1/25	119,341

Media (0.0%†):
44,775	Authentic Brands Term B1 1Ln, 7.86% (Term SOFR+350bps ), 12/21/28	44,029

Software (0.0%†):
3,385	Ion Analytics Term 1Ln, 7.82% (Term SOFR+400bps ), 2/16/28	3,260

Software & Tech Services (0.1%):
110,879	Athenahealth Term B 1Ln, 7.32% (Term SOFR+350bps ), 2/15/29	103,671
13,587	Athenahealth Term DD 1Ln, 4.32% (LIBOR+350bps ), 2/15/29	12,704
300,000	Nielsen Holdings Term B 1Ln, 4.36% (Term SOFR+0bps ), 4/11/29	269,250

		385,625

Utilities (0.0%†):
340,000	Breakwater Energy Term, 0.00%, 9/1/26	323,000

Total Bank Loans (Cost $1,800,789)		1,642,387

Corporate Bonds (18.7%):

Aerospace & Defense (0.4%):
1,145,000	Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27 @ 100	1,151,316
145,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	146,111
1,100,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	1,113,784

Principal Amount		Value
Corporate Bonds, continued

Aerospace & Defense, continued
$100,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	$99,902
1,150,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	1,141,716
310,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 6/30/23 @ 102.06(b)	279,775
310,000	Howmet Aerospace, Inc., 5.95%, 2/1/37	312,325
145,000	Moog, Inc., 4.25%, 12/15/27, Callable 5/11/23 @ 103.19(b)	134,306
40,000	TransDigm UK Holdings plc, 6.88%, 5/15/26, Callable 5/11/23 @ 103.44	39,400
40,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 5/11/23 @ 101.59	39,000
35,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 5/11/23 @ 101.88	34,825
1,655,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 5/11/23 @ 102.75	1,530,875
310,000	TransDigm, Inc., 4.88%, 5/1/29, Callable 5/1/24 @ 102.44	271,250

		6,294,585

Air Freight & Logistics (0.0%†):
255,000	Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 4/26/23 @ 102.38(b)	224,400
237,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/11/23 @ 101.56(b)	234,334

		458,734

Automobile Components (0.1%):
125,000	Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @ 102.25	99,688
519,000	Magallanes, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100(b)	486,172
340,000	Magic Mergeco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63(b)	282,200
165,000	Thor Industries, Inc., 4.00%, 10/15/29, Callable 10/15/24 @ 102(b)	134,062
209,000	Volkswagen Group of America Finance LLC, 3.13%, 5/12/23(b)	208,365

		1,210,487

Banks (2.1%):
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25	396,661
151,000	Bank of America Corp., Series G, 4.45%, 3/3/26	147,246
1,300,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	1,208,775
980,000	Bank of America Corp., 2.30% (SOFR+122 bps), 7/21/32, Callable 7/21/31 @ 100	786,404
6,359,000	Bank of America Corp., 5.02% (SOFR+216 bps), 7/22/33, Callable 7/22/32 @ 100	6,269,268
70,000	CIT Group, Inc., 3.93% (SOFR+4 bps), 6/19/24, Callable 6/19/23 @ 100	67,847
165,000	CIT Group, Inc., 6.13%, 3/9/28	156,899
2,455,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	2,390,510
1,098,000	Citigroup, Inc., 4.30%, 11/20/26	1,062,198
1,156,000	Citigroup, Inc., 4.41% (SOFR+391 bps), 3/31/31, Callable 3/31/30 @ 100	1,092,390
2,635,000	Citigroup, Inc., 4.91% (SOFR+209 bps), 5/24/33, Callable 5/24/32 @ 100	2,577,093

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Banks, continued
$2,500,000	JPMorgan Chase & Co., 4.49% (SOFR+379 bps), 3/24/31, Callable 3/24/30 @ 100	$2,419,518
181,000	JPMorgan Chase & Co., 2.96% (SOFR+252 bps), 5/13/31, Callable 5/13/30 @ 100	156,166
5,828,000	JPMorgan Chase & Co., 4.59% (SOFR+180 bps), 4/26/33, Callable 4/26/32 @ 100	5,611,542
937,000	JPMorgan Chase & Co., 4.91% (SOFR+208 bps), 7/25/33, Callable 7/25/32 @ 100	930,328
724,000	Santander Holdings USA, Inc., 6.50% (SOFR+236 bps), 3/9/29, Callable 3/9/28 @ 100	718,580
3,705,000	Wells Fargo & Co., 2.41% (US0003M+83 bps), 10/30/25, Callable 10/30/24 @ 100, MTN	3,525,878
1,099,000	Wells Fargo & Co., 3.53% (SOFR+151 bps), 3/24/28, Callable 3/24/27 @ 100	1,035,916
2,645,000	Wells Fargo & Co., 4.48% (US0003M+4 bps), 4/4/31, Callable 4/4/30 @ 100, MTN	2,525,708
1,800,000	Wells Fargo & Co., 5.01% (US0003M+424 bps), 4/4/51, Callable 4/4/50 @ 100, MTN	1,682,725

		34,761,652

Beverages (0.5%):
2,400,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	2,384,453
3,100,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	2,920,079
150,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40, Callable 12/1/39 @ 100	140,434
333,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	313,946
2,445,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	2,652,422
285,000	Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(b)	225,862

		8,637,196

Biotechnology (0.2%):
411,000	Amgen, Inc., 5.15%, 3/2/28, Callable 2/2/28 @ 100	419,350
375,000	Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100	383,010
424,000	Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @ 100	435,179
403,000	Amgen, Inc., 5.60%, 3/2/43, Callable 9/2/42 @ 100	415,089
200,000	Amgen, Inc., 5.65%, 3/2/53, Callable 9/2/52 @ 100	207,423
365,000	Amgen, Inc., 5.75%, 3/2/63, Callable 9/2/62 @ 100	377,364
555,000	Emergent BioSolutions, Inc., 3.88%, 8/15/28, Callable 8/15/23 @ 101.94(b)	263,625

		2,501,040

Building Products (0.1%):
795,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 4/26/23 @ 102.5(b)	755,250
120,000	Builders FirstSource, Inc., 4.25%, 2/1/32, Callable 8/1/26 @ 102.13(b)	103,800
35,000	Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19(b)	31,019

		890,069

Capital Markets (1.8%):
457,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	441,576
2,707,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	2,497,586

Principal Amount		Value
Corporate Bonds, continued

Capital Markets, continued
$888,000	Blackstone Private Credit Fund, 7.05%, 9/29/25^(b)	$868,137
250,000	Charles Schwab Corp. (The), 4.00% (H15T10Y+308 bps), 12/31/99, Callable 12/1/30 @ 100	196,875
105,000	Charles Schwab Corp. (The), 5.38% (H15T5Y+497 bps), 12/31/99, Callable 6/1/25 @ 100	99,487
315,000	Coinbase Global, Inc., 3.38%, 10/1/28, Callable 10/1/24 @ 101.69(b)	192,150
380,000	Coinbase Global, Inc., 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(b)	212,800
2,880,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	2,672,384
1,263,000	Goldman Sachs Group, Inc. (The), 2.38% (SOFR+125 bps), 7/21/32, Callable 7/21/31 @ 100	1,025,263
3,062,000	Goldman Sachs Group, Inc. (The), 3.10% (SOFR+141 bps), 2/24/33, Callable 2/24/32 @ 100	2,607,471
128,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	138,437
50,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 6/15/26, Callable 3/15/26 @ 100(b)	43,937
55,000	LCM Investments Holdings II LLC, 4.88%, 5/1/29, Callable 5/1/24 @ 102.44(b)	45,925
55,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5(b)	47,025
1,100,000	Moody’s Corp., 3.75%, 3/24/25, Callable 2/24/25 @ 100	1,075,770
1,100,000	Moody’s Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	1,032,805
6,619,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100	6,606,523
2,534,000	Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31, Callable 4/1/30 @ 100	2,315,245
2,236,000	Morgan Stanley, 4.89% (SOFR+208 bps), 7/20/33, Callable 7/20/32 @ 100	2,186,502
1,700,000	Morgan Stanley, 6.34% (SOFR+256 bps), 10/18/33, Callable 10/18/32 @ 100	1,854,904
500,000	MSCI, Inc., 3.88%, 2/15/31, Callable 6/1/25 @ 101.94(b)	443,750
100,000	MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @ 101.63(b)	81,125
485,000	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 10.75%, 7/1/25, Callable 5/11/23 @ 108.06(b)	474,766
650,000	Olympus Water US Holding Corp., 4.25%, 10/1/28, Callable 10/1/24 @ 102.13(b)	532,188
2,296,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(b)	2,139,048
300,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(b)	257,879
15,000	Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29, Callable 2/1/24 @ 103.13(b)	11,138
55,000	Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(b)	31,900

		30,132,596

Chemicals (0.2%):
15,000	CF Industries, Inc., 4.95%, 6/1/43	12,863
510,000	Chemours Co. (The), 5.38%, 5/15/27, Callable 2/15/27 @ 100	471,112
915,000	Chemours Co. (The), 5.75%, 11/15/28, Callable 11/15/23 @ 102.88(b)	804,056

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Chemicals, continued
$60,000	Diamond BC BV, 4.63%, 10/1/29, Callable 10/1/24 @ 102.31^(b)	$58,200
555,000	LSB Industries, Inc., 6.25%, 10/15/28, Callable 10/15/24 @ 103.13(b)	495,338
135,000	Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32, Callable 8/1/26 @ 102.19	108,169
25,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(b)	24,531
350,000	Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81(b)	296,625
450,000	WR Grace Holdings LLC, 4.88%, 6/15/27, Callable 6/15/23 @ 102.44(b)	433,610
125,000	WR Grace Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(b)	104,687
40,000	WR Grace Holdings LLC, 7.38%, 3/1/31, Callable 3/1/26 @ 103.69(b)	40,050

		2,849,241

Commercial Services & Supplies (0.1%):
125,000	ADT Security Corp. (The), 4.13%, 8/1/29, Callable 8/1/28 @ 100(b)	111,406
430,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 5/11/23 @ 102.5(b)	405,813
55,000	Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26 @ 103.19(b)	55,894
615,000	CoreCivic, Inc., 8.25%, 4/15/26, Callable 4/15/24 @ 104.13	619,612
41,000	GEO Group, Inc. (The), 10.50%, 6/30/28, Callable 4/21/23 @ 103	41,615
85,000	GEO Group, Inc. (The), 9.50%, 12/31/28, Callable 4/21/23 @ 103(b)	82,131
25,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable 5/11/23 @ 102.5(b)	22,187
25,000	Pitney Bowes, Inc., 6.88%, 3/15/27, Callable 3/15/24 @ 103.44(b)	19,781
45,000	Pitney Bowes, Inc., 7.25%, 3/15/29, Callable 3/15/24 @ 103.63(b)	33,863
270,000	Stericycle, Inc., 3.88%, 1/15/29, Callable 11/15/23 @ 101.94(b)	236,925

		1,629,227

Communication Services (0.1%):
485,000	Magallanes, Inc., 3.43%, 3/15/24(b)	471,713
265,000	Magallanes, Inc., 3.64%, 3/15/25(b)	256,451
180,000	Magallanes, Inc., 4.05%, 3/15/29, Callable 1/15/29 @ 100(b)	167,052
753,000	Magallanes, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100(b)	670,698
576,000	Magallanes, Inc., 5.14%, 3/15/52, Callable 9/15/51 @ 100(b)	464,002
391,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(b)	326,283

		2,356,199

Communications Equipment (0.0%†):
205,000	CommScope, Inc., 7.13%, 7/1/28, Callable 7/1/23 @ 103.56(b)	150,931
500,000	CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24 @ 102.38(b)	415,000

Principal Amount		Value
Corporate Bonds, continued

Communications Equipment, continued
$250,000	Viavi Solutions, Inc., 3.75%, 10/1/29, Callable 10/1/24 @ 101.88(b)	$213,125

		779,056

Construction & Engineering (0.1%):
300,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100	293,250
25,000	Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @ 102.19(b)	22,281
845,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 5/11/23 @ 102.13(b)	743,600
270,000	Dycom Industries, Inc., 4.50%, 4/15/29, Callable 4/15/24 @ 102.25(b)	243,675
55,000	Global Infrastructure Solutions, Inc., 5.63%, 6/1/29, Callable 6/1/24 @ 102.81(b)	45,444
25,000	Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29, Callable 6/1/24 @ 102.63^(b)	18,875
785,000	Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(b)	682,950

		2,050,075

Consumer Discretionary Products (0.0%†):
275,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 1/15/29, Callable 1/15/25 @ 102.31(b)	240,625

Consumer Discretionary Services (0.1%):
160,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25 @ 103.38(b)	131,600
900,000	NCL Corp., Ltd., 5.88%, 3/15/26, Callable 12/15/25 @ 100(b)	765,000

		896,600

Consumer Finance (1.4%):
2,090,000	Ally Financial, Inc., 3.05%, 6/5/23, Callable 5/11/23 @ 100	2,053,310
90,000	Ally Financial, Inc., 1.45%, 10/2/23, Callable 9/2/23 @ 100	86,724
100,000	Ally Financial, Inc., 5.13%, 9/30/24	96,039
224,000	Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25 @ 100	215,411
1,500,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100^	1,411,205
1,000,000	Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100	1,015,465
590,000	Ally Financial, Inc., 4.70% (H15T5Y+387 bps), 12/31/99, Callable 5/15/26 @ 100	416,774
577,000	Capital One Financial Corp., 2.64% (SOFR+129 bps), 3/3/26, Callable 3/3/25 @ 100	533,570
740,000	Capital One Financial Corp., 4.99% (SOFR+216 bps), 7/24/26, Callable 7/24/25 @ 100	713,151
2,665,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	2,422,205
343,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	314,018
738,000	Capital One Financial Corp., 3.27% (SOFR+179 bps), 3/1/30, Callable 3/1/29 @ 100	626,151
1,100,000	Capital One Financial Corp., 5.25% (SOFR+260 bps), 7/26/30, Callable 7/26/29 @ 100	1,035,375
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	231,029

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Consumer Finance, continued
$2,253,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	$2,174,823
174,000	Discover Financial Services, 6.70%, 11/29/32, Callable 8/29/32 @ 100	177,815
295,000	Ford Motor Credit Co LLC, 4.13%, 8/17/27, Callable 6/17/27 @ 100	270,659
550,000	Ford Motor Credit Co LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100	466,825
329,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	326,239
968,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	924,154
55,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	53,733
400,000	Ford Motor Credit Co. LLC, 2.90%, 2/10/29, Callable 12/10/28 @ 100	331,502
620,000	Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	582,963
2,100,000	General Motors Financial Co., Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	2,041,943
295,000	OneMain Finance Corp., 3.50%, 1/15/27, Callable 1/15/24 @ 101.75	246,694
155,000	OneMain Finance Corp., 3.88%, 9/15/28, Callable 9/15/24 @ 101.94	122,450
430,000	OneMain Finance Corp., 4.00%, 9/15/30, Callable 9/15/25 @ 102	322,500
244,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	233,956
797,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	735,327
3,605,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	3,051,167

		23,233,177

Consumer Staple Products (0.1%):
475,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.13%, 2/1/28, Callable 1/1/28 @ 100(b)	458,969
975,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.75%, 4/1/33, Callable 1/1/33 @ 100(b)	932,344

		1,391,313

Consumer Staples Distribution & Retail (0.1%):
25,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 1/15/27, Callable 5/11/23 @ 103.47(b)	24,000
210,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28, Callable 2/15/25 @ 103.25(b)	210,000
50,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29, Callable 9/15/23 @ 101.75(b)	43,375
605,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66(b)	561,894
445,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 5/11/23 @ 101.72^(b)	447,225
70,000	Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13(b)	63,088

Principal Amount		Value
Corporate Bonds, continued

Consumer Staples Distribution & Retail, continued
$93,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100 $	99,616
140,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	159,028
45,000	United Natural Foods, Inc., 6.75%, 10/15/28, Callable 10/15/23 @ 103.38(b)	41,850
660,000	US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(b)	593,175

		2,243,251

Containers & Packaging (0.1%):
705,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 4.13%, 8/15/26, Callable 4/21/23 @ 102.06(b)	659,175
190,000	Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	157,225
65,000	Graphic Packaging International LLC, 3.75%, 2/1/30, Callable 8/1/29 @ 100(b)	56,469
195,000	Mauser Packaging Solutions Holding Co., 7.88%, 8/15/26, Callable 8/15/24 @ 103.94(b)	195,000
135,000	Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 2/1/28, Callable 2/1/25 @ 103.06(b)	136,012

		1,203,881

Diversified Consumer Services (0.0%†):
232,000	Adtalem Global Education, Inc., 5.50%, 3/1/28, Callable 3/1/24 @ 102.75(b)	219,240
22,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(b)	18,342
350,000	APX Group, Inc., 6.75%, 2/15/27, Callable 5/11/23 @ 103.38(b)	346,500

		584,082

Diversified REITs (1.3%):
371,000	American Homes 4 Rent LP, 3.63%, 4/15/32, Callable 1/15/32 @ 100	320,732
536,000	Boston Properties LP, 6.75%, 12/1/27, Callable 11/1/27 @ 100	527,187
1,039,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	966,270
1,265,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	963,578
62,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	45,880
719,000	Brandywine Operating Partnership LP, 7.55%, 3/15/28, Callable 2/15/28 @ 100	643,505
355,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	338,641
68,000	Corporate Office Properties LP, 2.25%, 3/15/26, Callable 2/15/26 @ 100	60,556
93,000	Corporate Office Properties LP, 2.75%, 4/15/31, Callable 1/15/31 @ 100	68,856
45,000	CTR Partnership LP/CareTrust Capital Corp., 3.88%, 6/30/28, Callable 3/30/28 @ 100(b)	38,046
430,000	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27, Callable 9/15/27 @ 100(b)	339,894
66,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	61,349
63,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	54,474
400,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	266,972

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Diversified REITs, continued
$735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	$720,357
535,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 5/11/23 @ 101.75^	481,500
335,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 5/11/23 @ 102.5	275,538
360,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31, Callable 3/15/26 @ 101.75	238,950
114,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	113,540
101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	98,635
1,278,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,206,091
2,482,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	2,082,023
133,000	Omega Healthcare Investors, Inc., 3.38%, 2/1/31, Callable 11/1/30 @ 100	104,487
189,000	Piedmont Operating Partnership LP, 2.75%, 4/1/32, Callable 1/1/32 @ 100	130,516
15,000	Retail Properties of America, Inc., 4.75%, 9/15/30, Callable 6/15/30 @ 100	13,489
1,214,000	Sabra Health Care LP, 3.20%, 12/1/31, Callable 9/1/31 @ 100	885,812
297,000	SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100(b)	281,113
97,000	SBA Tower Trust, 1.88%, 7/15/50, Callable 1/15/25 @ 100(b)	87,679
74,000	SBA Tower Trust, 2.33%, 7/15/52, Callable 7/15/26 @ 100(b)	62,656
40,000	Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	33,850
540,000	Service Properties Trust, 5.50%, 12/15/27, Callable 9/15/27 @ 100	481,950
45,000	Service Properties Trust, 4.95%, 10/1/29, Callable 7/1/29 @ 100	33,975
96,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	85,854
1,277,000	STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	932,887
212,000	Sun Communities Operating LP, 2.30%, 11/1/28, Callable 9/1/28 @ 100	180,565
272,000	Sun Communities Operating LP, 2.70%, 7/15/31, Callable 4/15/31 @ 100	219,194
2,200,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	2,019,446
581,000	Tanger Properties LP, 2.75%, 9/1/31, Callable 6/1/31 @ 100	415,753
355,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(b)	207,675
131,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	122,548
367,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	314,942
1,430,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	1,370,277
60,000	Vici Properties, 3.50%, 2/15/25, Callable 5/11/23 @ 100.88(b)	56,700

Principal Amount		Value
Corporate Bonds, continued

Diversified REITs, continued
$335,000	Vici Properties, 4.25%, 12/1/26, Callable 5/11/23 @ 102.13(b)	$313,644
93,000	VICI Properties LP, 4.38%, 5/15/25	89,978
249,000	VICI Properties LP, 5.13%, 5/15/32, Callable 2/15/32 @ 100	232,815
72,000	Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	57,826
400,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	391,396
3,000,000	WP Carey, Inc., 4.25%, 10/1/26, Callable 7/1/26 @ 100	2,922,735
66,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	60,679

		22,023,015

Diversified Telecommunication Services (0.4%):
138,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	134,198
400,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	382,329
1,200,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100	888,812
25,000	Consolidated Communications, Inc., 5.00%, 10/1/28, Callable 10/1/23 @ 103.75(b)	16,750
185,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 5/11/23 @ 103.06(b)	112,156
640,000	Frontier Communications Corp., 5.88%, 10/15/27, Callable 10/15/23 @ 102.94(b)	583,200
5,496	Frontier Communications Holdings LLC, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94	4,191
155,000	Frontier Communications Holdings LLC, 6.00%, 1/15/30, Callable 10/15/24 @ 103(b)	117,606
3,725,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	3,306,347
209,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	176,988
1,250,000	Verizon Communications, Inc., 2.99%, 10/30/56, Callable 4/30/56 @ 100	811,754
55,000	Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 5/11/23 @ 100(b)	41,800

		6,576,131

Electric Utilities (0.6%):
10,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(b)	8,950
941,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 5/11/23 @ 103.38(b)	872,777
155,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94(b)	130,975
165,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	141,870
54,000	Duquesne Light Holdings, Inc., 2.53%, 10/1/30, Callable 7/1/30 @ 100(b)	43,513
587,000	Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(b)	471,715
1,000,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	952,089

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Electric Utilities, continued
$173,000	Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27 @ 100	$161,698
1,075,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	1,019,335
210,000	Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31 @ 100	186,375
1,278,000	FirstEnergy Corp., 7.38%, 11/15/31	1,440,440
255,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27, Callable 1/15/24 @ 104	249,900
136,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	131,580
17,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(b)	16,278
430,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 4/26/23 @ 102.88	418,175
20,000	NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24 @ 101.69(b)	16,600
40,000	NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 101.81(b)	32,100
202,282	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)	199,754
795,000	Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable 1/1/50 @ 100	653,019
1,370,000	PG&E Corp., 5.00%, 7/1/28, Callable 7/1/23 @ 102.5	1,286,088
311,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63	286,898
49,137	Topaz Solar Farms LLC, 5.75%, 9/30/39(b)	46,189
605,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 4/21/23 @ 102.5(b)	568,700

		9,335,018

Electrical Equipment (0.1%):
55,000	Artera Services LLC, 9.03%, 12/4/25, Callable 5/11/23 @ 104.52(b)	47,300
665,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(b)	597,669
310,000	Vertiv Group Corp., 4.13%, 11/15/28, Callable 11/15/24 @ 102.06(b)	272,025

		916,994

Electronic Equipment, Instruments & Components (0.0%†):
565,000	II-VI, Inc., 5.00%, 12/15/29, Callable 12/14/24 @ 102.5(b)	510,619

Energy Equipment & Services (0.0%†):
400,000	Transocean, Inc., 11.50%, 1/30/27, Callable 7/30/23 @ 105.75(b)	412,000
170,000	Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26 @ 104.38(b)	172,975

		584,975

Entertainment (0.0%†):
205,000	Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(b)	187,575
310,000	ROBLOX Corp., 3.88%, 5/1/30, Callable 11/1/24 @ 101.94(b)	265,825

		453,400

Financial Services (0.3%):
585,000	Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29, Callable 8/1/24 @ 103(b)	482,625

Principal Amount		Value
Corporate Bonds, continued

Financial Services, continued
$38,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23	$37,956
570,000	Clydesdale Acquisition Holdings, Inc., 6.63%, 4/15/29, Callable 4/15/25 @ 103.31(b)	548,625
120,000	Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable 11/1/24 @ 103.25(b)	68,700
640,000	Hightower Holding LLC, 6.75%, 4/15/29, Callable 4/15/24 @ 103.38(b)	542,400
358,000	Jackson Financial, Inc., 5.17%, 6/8/27, Callable 5/8/27 @ 100^	357,183
452,000	Jackson Financial, Inc., 5.67%, 6/8/32, Callable 3/8/32 @ 100^	442,127
70,000	Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29, Callable 11/15/24 @ 102.25(b)	62,737
825,000	Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 7/1/23 @ 102.13(b)	465,094
15,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(b)	8,250
130,000	OI European Group BV, 4.75%, 2/15/30, Callable 11/15/24 @ 102.38(b)	118,950
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(b)	483,653
600,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29, Callable 2/15/29 @ 100(b)	537,000

		4,155,300

Financials (0.1%):
2,052,000	Blackstone Private Credit Fund, 4.70%, 3/24/25^	1,961,517

Food Products (0.2%):
110,000	C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 12/15/23 @ 102.5(b)	84,012
154,000	JBS Finance Luxembourg Sarl, 3.63%, 1/15/32, Callable 1/15/27 @ 101.81(b)	126,280
180,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(b)	171,450
1,375,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32 @ 100(b)	1,072,500
650,000	Pilgrim’s Pride Corp., 4.25%, 4/15/31, Callable 4/15/26 @ 102.13	572,000
500,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 4/26/23 @ 101.92(b)	488,750
45,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 4/26/23 @ 102.81(b)	44,100
69,000	Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(b)	60,720

		2,619,812

Ground Transportation (0.0%†):
135,000	Uber Technologies, Inc., 4.50%, 8/15/29, Callable 8/15/24 @ 102.25(b)	123,019

Health Care (0.0%†):
495,000	180 Medical, Inc., 3.88%, 10/15/29, Callable 10/7/24 @ 101.94(b)	436,837
35,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 5/11/23 @ 105.31(b)	9,100

		445,937

Health Care Equipment & Supplies (0.0%†):
600,000	Hologic, Inc., 4.63%, 2/1/28, Callable 5/11/23 @ 102.31(b)	580,500

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Health Care Providers & Services (1.0%):
$140,000	AHP Health Partners, Inc., 5.75%, 7/15/29, Callable 7/15/24 @ 102.88(b)	$117,600
35,000	Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24 @ 103.13(b)	19,950
3,765,000	Centene Corp., 4.25%, 12/15/27, Callable 4/26/23 @ 102.13	3,588,045
1,485,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	1,286,381
410,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	386,937
245,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	213,150
610,000	Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @ 100	490,288
255,000	CHS/Community Health Systems, Inc., 5.63%, 3/15/27, Callable 12/15/23 @ 102.81(b)	220,575
255,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29, Callable 1/15/24 @ 103(b)	211,012
385,000	CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(b)	233,887
285,000	CHS/Community Health Systems, Inc., 5.25%, 5/15/30, Callable 5/15/25 @ 102.63(b)	217,312
45,000	CHS/Community Health Systems, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38(b)	32,963
4,341,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	4,271,952
605,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 5/11/23 @ 102(b)	579,288
495,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(b)	419,512
55,000	Garden Spinco Corp., 8.63%, 7/20/30, Callable 7/20/27 @ 102.16(b)	58,850
534,000	HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100	537,364
503,000	HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100	511,803
510,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	452,625
99,000	HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @ 100(b)	86,819
50,000	HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 102.25(b)	44,500
314,000	Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29 @ 100	294,591
40,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(b)	34,900
470,000	Molina Healthcare, Inc., 3.88%, 5/15/32, Callable 2/15/32 @ 100(b)	399,500
25,000	Owens & Minor, Inc., 4.50%, 3/31/29, Callable 3/31/24 @ 102.25(b)	19,875
127,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25, Callable 5/11/23 @ 100(b)	125,730
600,000	Tenet Healthcare Corp., 4.88%, 1/1/26, Callable 5/11/23 @ 101.22	588,000
590,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 5/11/23 @ 101.56	581,150
510,000	Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06	487,050
295,000	Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 6/1/24 @ 102.13	265,869
140,000	Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 12/1/24 @ 102.19	126,000

Principal Amount		Value
Corporate Bonds, continued

Health Care Providers & Services, continued
$117,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	$96,433
85,000	Toledo Hospital (The), 6.02%, 11/15/48	57,800

		17,057,711

Hotels, Restaurants & Leisure (0.4%):
15,000	Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(b)	13,350
500,000	Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38(b)	453,125
145,000	Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31(b)	127,056
350,000	Carnival Corp., 10.50%, 2/1/26, Callable 8/1/23 @ 105.25(b)	363,562
565,000	Carnival Corp., 7.63%, 3/1/26, Callable 3/1/24 @ 101.91^(b)	514,150
245,000	Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @ 105.25^(b)	235,200
125,000	Carrols Restaurant Group, Inc., 5.88%, 7/1/29, Callable 7/1/24 @ 102.94^(b)	100,625
550,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(b)	561,000
530,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 5/11/23 @ 101.91(b)	534,638
500,000	Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(b)	437,500
40,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29, Callable 6/1/24 @ 102.5(b)	35,400
75,000	Jacobs Entertainment, Inc., 6.75%, 2/15/29, Callable 2/15/25 @ 103.38(b)	64,969
45,000	Life Time, Inc., 5.75%, 1/15/26, Callable 5/11/23 @ 102.88(b)	43,537
40,000	Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25(b)	34,050
170,000	NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24 @ 102.94(b)	159,208
20,000	NCL Finance, Ltd., 6.13%, 3/15/28, Callable 12/15/27 @ 100(b)	16,150
280,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25, Callable 4/21/23 @ 108.63(b)	297,500
310,000	Royal Caribbean Cruises, Ltd., 5.50%, 8/31/26, Callable 2/28/26 @ 100(b)	285,200
115,000	Royal Caribbean Cruises, Ltd., 5.38%, 7/15/27, Callable 10/15/26 @ 100(b)	101,775
95,000	Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30, Callable 12/15/25 @ 103.63(b)	95,475
510,000	Station Casinos LLC, 4.50%, 2/15/28, Callable 5/11/23 @ 102.25(b)	460,275
255,000	Viking Cruises, Ltd., 13.00%, 5/15/25, Callable 4/26/23 @ 109.75(b)	269,344
255,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25, Callable 12/1/24 @ 100(b)	248,944
390,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27, Callable 2/15/27 @ 100(b)	368,550
105,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31, Callable 11/15/30 @ 100^(b)	106,444

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Hotels, Restaurants & Leisure, continued
$700,000	Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	$611,625

		6,538,652

Household Durables (0.1%):
65,000	Ambience Merger Sub, Inc., 4.88%, 7/15/28, Callable 7/15/23 @ 102.44(b)	44,037
70,000	Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @ 102.31(b)	56,963
150,000	Century Communities, Inc., 3.88%, 8/15/29, Callable 2/15/29 @ 100(b)	128,625
295,000	LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(b)	226,412
290,000	Newell Brands, Inc., 5.38%, 4/1/36, Callable 10/1/35 @ 100	254,475
90,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/27, Callable 10/15/23 @ 102.38(b)	76,725
15,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(b)	11,100
130,000	Tempur Sealy International, Inc., 3.88%, 10/15/31, Callable 10/15/26 @ 101.94(b)	108,225
265,000	TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26 @ 102.06(b)	221,938

		1,128,500

Household Products (0.0%†):
55,000	Central Garden & Pet Co., 4.13%, 4/30/31, Callable 4/30/26 @ 102.06(b)	46,888

Independent Power and Renewable Electricity Producers (0.2%):
1,457,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(b)	1,381,197
1,412,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(b)	1,266,773
218,000	AES Corp. (The), 2.45%, 1/15/31, Callable 10/15/30 @ 100	176,479
30,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 4/21/23 @ 103.56(b)	28,612
35,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28, Callable 8/15/23 @ 103.38(b)	32,025
85,000	Sunnova Energy Corp., 5.88%, 9/1/26, Callable 9/1/23 @ 102.94^(b)	72,037
15,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(b)	14,250

		2,971,373

Industrial Conglomerates (0.1%):
2,265,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	2,123,438

Industrial Services (0.0%†):
465,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(b)	374,325
190,000	Railworks Holdings LP/Railworks Rally, Inc., 8.25%, 11/15/28, Callable 11/15/24 @ 104.13(b)	176,937

		551,262

Principal Amount		Value
Corporate Bonds, continued

Industrials (0.0%†):
$215,000	Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(b)	$199,413

Insurance (0.5%):
400,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	378,000
70,000	AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(b)	61,950
40,000	AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81(b)	34,550
70,000	BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable 4/15/24 @ 102.94(b)	59,325
242,000	Corebridge Financial, Inc., 3.50%, 4/4/25, Callable 3/4/25 @ 100(b)	232,812
824,000	Corebridge Financial, Inc., 3.65%, 4/5/27, Callable 3/5/27 @ 100(b)	771,314
339,000	Corebridge Financial, Inc., 3.85%, 4/5/29, Callable 2/5/29 @ 100(b)	308,847
404,000	Corebridge Financial, Inc., 3.90%, 4/5/32, Callable 1/5/32 @ 100(b)	348,885
92,000	Corebridge Financial, Inc., 4.35%, 4/5/42, Callable 10/5/41 @ 100(b)	75,344
271,000	Corebridge Financial, Inc., 4.40%, 4/5/52, Callable 10/5/51 @ 100(b)	211,131
2,771,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(b)	2,392,523
115,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 4/21/23 @ 101.75(b)	112,987
505,000	HUB International, Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81(b)	438,719
436,000	Pacific Lifecorp, 5.13%, 1/30/43(b)	407,841
185,000	Ryan Specialty Group LLC, 4.38%, 2/1/30, Callable 2/1/25 @ 102.19(b)	161,644
227,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	211,784
1,000,000	Unum Group, 5.75%, 8/15/42	914,289
685,000	USI, Inc., 6.88%, 5/1/25, Callable 5/11/23 @ 100(b)	669,588

		7,791,533

Interactive Media & Services (0.0%†):
190,000	Match Group Holdings II LLC, 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(b)	153,188
25,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06(b)	21,437

		174,625

IT Services (0.1%):
25,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 102.13(b)	20,813
10,000	Arches Buyer, Inc., 6.13%, 12/1/28, Callable 12/1/23 @ 103.06(b)	8,250
600,000	Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(b)	545,250
40,000	Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100	36,370
40,000	Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100	32,700
15,000	Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable 7/1/24 @ 102(b)	13,537
500,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(b)	474,375
45,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(b)	40,275

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

IT Services, continued
$35,000	Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	$30,231
35,000	Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94	29,619

		1,231,420

Leisure Products (0.0%†):
202,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	194,932
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 5/11/23 @ 104.41(b)	4,975
170,000	Mattel, Inc., 6.20%, 10/1/40	153,425

		353,332

Life Sciences Tools & Services (0.0%†):
15,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(b)	13,762
30,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 101.88(b)	26,550
400,000	IQVIA, Inc., 5.00%, 10/15/26, Callable 5/11/23 @ 101.67(b)	391,000

		431,312

Machinery (0.1%):
55,000	GrafTech Finance, Inc., 4.63%, 12/15/28, Callable 12/15/23 @ 102.31(b)	46,200
170,000	ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(b)	142,375
230,000	Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24 @ 102.06(b)	198,950
650,000	Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(b)	498,875
45,000	Mueller Water Products, Inc., 4.00%, 6/15/29, Callable 6/15/24 @ 102(b)	40,162

		926,562

Materials (0.0%†):
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc, 6.00%, 6/15/27, Callable 6/15/24 @ 103(b)	195,000

Media (1.1%):
300,000	Advantage Sales & Marketing, Inc., 6.50%, 11/15/28, Callable 11/15/23 @ 103.25(b)	226,125
255,000	Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 2/15/28, Callable 5/11/23 @ 113(b)	112,200
25,000	Austin BidCo, Inc., 7.13%, 12/15/28, Callable 12/15/23 @ 103.56(b)	19,625
20,000	Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable 9/15/23 @ 101.94(b)	15,950
15,000	Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81(b)	10,313
1,250,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30, Callable 9/1/24 @ 102.38(b)	1,078,125
1,460,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(b)	1,230,050
390,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32, Callable 5/1/26 @ 102.25	316,875
270,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33, Callable 6/1/27 @ 102.25(b)	214,650

Principal Amount		Value
Corporate Bonds, continued

Media, continued
$1,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25, Callable 4/23/25 @ 100	$1,483,168
813,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.40%, 4/1/33, Callable 1/1/33 @ 100	718,970
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 5/1/47, Callable 11/1/46 @ 100	824,494
1,064,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.25%, 4/1/53, Callable 10/1/52 @ 100	860,049
1,064,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.50%, 4/1/63, Callable 10/1/62 @ 100	853,708
345,000	Clear Channel Outdoor Holdings, Inc., 5.13%, 8/15/27, Callable 5/11/23 @ 102.56(b)	308,775
845,000	CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25 @ 102.31(b)	414,050
635,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(b)	457,200
680,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 4/26/23 @ 102.69(b) (e)	37,400
2,346,000	Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100	2,086,049
392,000	Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	297,859
605,000	DISH DBS Corp., 7.75%, 7/1/26	397,787
790,000	DISH Network Corp., 11.75%, 11/15/27, Callable 5/15/25 @ 105.88(b)	759,388
1,094,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	1,081,580
93,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	89,125
140,000	Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(b)	92,050
525,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28, Callable 9/15/23 @ 103.25(b)	215,250
1,400,000	Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94(b)	1,067,500
350,000	TEGNA, Inc., 4.75%, 3/15/26, Callable 5/11/23 @ 102.38(b)	329,875
230,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27, Callable 4/21/23 @ 104.44(b)	173,650
69,000	Time Warner Cable LLC, 5.50%, 9/1/41, Callable 3/1/41 @ 100	59,331
1,620,000	Time Warner Cable, Inc., 6.55%, 5/1/37	1,592,186
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	289,914
435,000	Univision Communications, Inc., 6.63%, 6/1/27, Callable 6/1/23 @ 103.31(b)	408,900
245,000	Univision Communications, Inc., 4.50%, 5/1/29, Callable 5/1/24 @ 102.25(b)	203,044

		18,325,215

Metals & Mining (0.1%):
45,000	Alcoa Nederland Holding BV, 4.13%, 3/31/29, Callable 3/31/24 @ 102.06(b)	40,050
400,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 5/11/23 @ 102.94	390,000

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Metals & Mining, continued
$60,000	Allegheny Technologies, Inc., 4.88%, 10/1/29, Callable 10/1/24 @ 102.44	$54,614
45,000	Allegheny Technologies, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56	40,950
45,000	Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 3/1/24 @ 102.31(b)	41,400
45,000	Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 102.44(b)	40,950
60,000	Commercial Metals Co., 4.13%, 1/15/30, Callable 1/15/25 @ 102.06	52,800
60,000	Commercial Metals Co., 4.38%, 3/15/32, Callable 3/15/27 @ 102.19	51,600
200,000	Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable 5/11/23 @ 102.31(b)	177,250
125,000	Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @ 101.94(b)	103,594

		993,208

Mortgage Real Estate Investment Trusts (REITs) (0.0%†):
40,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp, 4.75%, 6/15/29, Callable 6/15/24 @ 102.38(b)	29,100
45,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	42,412

		71,512

Multi-Utilities (0.2%):
1,100,000	NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @ 100	971,190
1,000,000	NiSource, Inc., 5.25%, 2/15/43, Callable 8/15/42 @ 100	976,296
140,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100	129,267
714,000	Puget Energy, Inc., 4.22%, 3/15/32, Callable 12/15/31 @ 100	653,731

		2,730,484

Oil, Gas & Consumable Fuels (2.0%):
45,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	38,137
10,000	Apache Corp., 7.38%, 8/15/47	9,750
145,000	Cheniere Energy Partners LP, 4.00%, 3/1/31, Callable 3/1/26 @ 102	128,687
440,000	Cheniere Energy Partners, LP, 3.25%, 1/31/32, Callable 1/31/27 @ 101.63	363,000
247,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(b)	248,485
300,000	CITGO Petroleum Corp., 6.38%, 6/15/26, Callable 6/15/23 @ 103.19(b)	292,500
50,000	Cnx Midstream Partners LP, 4.75%, 4/15/30, Callable 4/15/25 @ 102.38(b)	42,000
20,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 104.5(b)	18,725
65,000	Colgate Energy Partners III LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(b)	60,613
305,000	Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(b)	277,550
25,000	Comstock Resources, Inc., 5.88%, 1/15/30, Callable 1/15/25 @ 102.94(b)	21,375

Principal Amount		Value
Corporate Bonds, continued

Oil, Gas & Consumable Fuels, continued
$485,000	Continental Resources, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100(b)	$464,388
42,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 5/11/23 @ 100	40,950
795,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29, Callable 2/1/24 @ 103(b)	751,275
140,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 7.38%, 2/1/31, Callable 2/1/26 @ 103.69(b)	140,000
605,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 4/26/23 @ 101.31(b)	582,312
20,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 4/26/23 @ 102.88(b)	18,300
230,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	228,620
2,905,000	DCP Midstream Operating LP, 5.63%, 7/15/27, Callable 4/15/27 @ 100	2,926,787
321,000	DCP Midstream Operating LP, 5.13%, 5/15/29, Callable 2/15/29 @ 100	314,580
700,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(b)	686,000
25,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(b)	22,938
26,000	Devon Energy Corp., 5.25%, 10/15/27, Callable 4/21/23 @ 102.63	25,926
40,000	DT Midstream, Inc., 4.13%, 6/15/29, Callable 6/15/24 @ 102.06(b)	34,800
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	120,770
300,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 5/11/23 @ 102.88(b)	297,750
2,229,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	2,201,140
106,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	105,214
109,000	Energy Transfer LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	100,379
1,908,000	Energy Transfer LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	1,603,573
65,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	64,033
67,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	66,420
128,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	125,617
83,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	78,654
73,000	Energy Transfer, LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	71,710
350,000	EnLink Midstream LLC, 5.63%, 1/15/28, Callable 7/15/27 @ 100(b)	341,688
400,000	EQM Midstream Partners LP, 7.50%, 6/1/27, Callable 6/1/24 @ 103.75(b)	397,000
50,000	EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 100(b)	47,875

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Oil, Gas & Consumable Fuels, continued
$45,000	EQM Midstream Partners LP, 4.50%, 1/15/29, Callable 7/15/28 @ 100(b)	$38,250
30,000	EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100	28,425
650,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	632,579
71,000	Hess Corp., 7.30%, 8/15/31	77,886
50,000	Hess Corp., 7.13%, 3/15/33	54,428
2,002,000	Hess Corp., 5.60%, 2/15/41	1,917,770
1,166,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	1,135,613
405,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 5/11/23 @ 101.41(b)	397,912
80,000	Hess Midstream Operations LP, 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(b)	70,600
110,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.38%, 4/15/27, Callable 4/15/24 @ 103.19(b)	108,625
125,000	Kinetik Holdings LP, 5.88%, 6/15/30, Callable 6/15/25 @ 102.94(b)	119,130
125,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29, Callable 7/1/24 @ 102.13(b)	108,750
159,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	157,888
722,000	MPLX, LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100	703,555
390,000	Murphy Oil Corp., 5.88%, 12/1/27, Callable 5/11/23 @ 102.94	378,300
400,000	New Fortress Energy, Inc., 6.75%, 9/15/25, Callable 5/1/23 @ 103.38(b)	385,000
250,000	New Fortress Energy, Inc., 6.50%, 9/30/26, Callable 5/11/23 @ 103.25(b)	230,000
375,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26, Callable 5/11/23 @ 103.75(b)	360,000
1,506,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	1,517,295
310,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	276,675
255,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	295,800
1,464,000	Occidental Petroleum Corp., 7.50%, 5/1/31	1,614,060
16,000	Occidental Petroleum Corp., 7.88%, 9/15/31	17,960
78,000	Occidental Petroleum Corp., 6.45%, 9/15/36	81,607
30,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	24,225
25,000	Occidental Petroleum Corp., 6.20%, 3/15/40	25,125
410,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	430,500
295,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	230,837
430,000	Occidental Petroleum Corp., 4.10%, 2/15/47, Callable 8/15/46 @ 100	326,800
55,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	42,625
65,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	50,781
280,000	PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28, Callable 5/11/23 @ 103	266,700
20,000	PDC Energy, Inc., 5.75%, 5/15/26, Callable 5/11/23 @ 102.88	19,400
26,000	Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100	25,417
1,172,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	1,142,959

Principal Amount		Value
Corporate Bonds, continued

Oil, Gas & Consumable Fuels, continued
$270,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100	$265,275
335,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100	321,181
278,000	Sanchez Energy Corp., 7.25%, 2/15/23(a)(d)(e)	—
10,000	SM Energy Co., 5.63%, 6/1/25, Callable 5/11/23 @ 100.94	9,700
50,000	SM Energy Co., 6.75%, 9/15/26, Callable 5/11/23 @ 102.25	48,750
300,000	SM Energy Co., 6.50%, 7/15/28, Callable 7/15/24 @ 103.25	286,500
130,000	Southwestern Energy Co., 4.75%, 2/1/32, Callable 2/1/27 @ 102.38	114,075
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 5/11/23 @ 102	4,925
242,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 5/11/23 @ 102.94	232,320
430,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29, Callable 5/15/24 @ 102.25	391,300
350,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30, Callable 12/31/25 @ 103(b)	310,625
25,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	24,250
445,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 2/1/31, Callable 2/1/26 @ 102.44	413,850
45,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 1/15/32, Callable 7/15/26 @ 102	39,217
43,000	Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30, Callable 2/15/30 @ 100	38,843
40,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	38,300
137,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	131,862
1,000,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	943,750
66,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	62,535
1,000,000	Western Midstream Operating LP, 3.35%, 2/1/25, Callable 1/1/25 @ 100	953,750
525,000	Western Midstream Operating LP, 4.30%, 2/1/30, Callable 11/1/29 @ 100	477,750
755,000	Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable 5/15/32 @ 100	722,176
171,000	Williams Cos., Inc. (The), 5.30%, 8/15/52, Callable 2/15/52 @ 100	160,481
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	161,212

		32,805,625

Paper & Forest Products (0.0%†):
100,000	Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38(b)	65,875
45,000	Mercer International, Inc., 5.13%, 2/1/29, Callable 2/1/24 @ 102.56	37,912

		103,787

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Passenger Airlines (0.0%†):
$80,000	American Airlines, Inc., 7.25%, 2/15/28, Callable 2/15/25 @ 103.63(b)	$77,800

Personal Care Products (0.0%†):
125,000	BellRing Brands, Inc., 7.00%, 3/15/30, Callable 3/15/27 @ 101.75(b)	126,250

Pharmaceuticals (0.2%):
97,000	Bausch Health Cos., Inc., 11.00%, 9/30/28(b)	69,840
19,000	Bausch Health Cos., Inc., 14.00%, 10/15/30, Callable 10/15/25 @ 106(b)	10,735
1,000,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 100(b)	979,163
445,000	Catalent Pharma Solutions, Inc., 3.13%, 2/15/29, Callable 2/15/24 @ 101.56(b)	392,713
115,000	Catalent Pharma Solutions, Inc., 3.50%, 4/1/30, Callable 4/1/25 @ 101.75^(b)	100,913
180,000	Elanco Animal Health, Inc., 5.27%, 8/28/23, Callable 7/28/23 @ 100	179,757
76,000	Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable 5/28/28 @ 100	71,060
30,000	Jazz Securities DAC, 4.38%, 1/15/29, Callable 7/15/24 @ 102.19(b)	27,412
315,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06(b)	286,650
40,000	Viatris, Inc., 1.65%, 6/22/25, Callable 5/22/25 @ 100	36,727
1,406,000	Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100	1,144,395
90,000	Viatris, Inc., 3.85%, 6/22/40, Callable 12/22/39 @ 100	63,336

		3,362,701

Professional Services (0.0%†):
140,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31(b)	130,550
335,000	CoreLogic, Inc., 4.50%, 5/1/28, Callable 5/1/24 @ 102.25^(b)	256,275

		386,825

Real Estate (0.2%):
68,000	Corporate Office Properties, LP, 2.00%, 1/15/29, Callable 11/15/28 @ 100	52,139
550,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32, Callable 1/15/32 @ 100^	492,691
250,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.25%, 4/15/30, Callable 4/15/25 @ 102.63(b)	178,750
731,000	VICI Properties LP, 4.75%, 2/15/28, Callable 1/15/28 @ 100	691,709
1,082,000	VICI Properties LP, 4.95%, 2/15/30, Callable 12/15/29 @ 100	1,017,080
25,000	VICI Properties LP / VICI Note Co., Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(b)	24,094

		2,456,463

Real Estate Management & Development (0.1%):
210,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	168,378
175,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable 9/1/24 @ 102.38	129,062
145,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29, Callable 1/15/24 @ 102.88(b)	108,206

Principal Amount		Value

Corporate Bonds, continued

Real Estate Management & Development, continued
$725,000	TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63(b)	$684,219

		1,089,865

Retail & Wholesale - Discretionary (0.0%†):
35,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30, Callable 2/1/25 @ 102.75(b)	29,488

Semiconductors & Semiconductor Equipment (0.4%):
65,000	Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27 @ 100(b)	56,365
4,456,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(b)	3,637,602
564,000	Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(b)	442,195
1,648,000	Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40 @ 100(b)	1,240,956
210,000	Broadcom, Inc., 3.75%, 2/15/51, Callable 8/15/50 @ 100(b)	153,776
310,000	Entegris, Inc., 4.38%, 4/15/28, Callable 4/21/23 @ 102.19(b)	280,550
50,000	ON Semiconductor Corp., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(b)	45,000
285,000	Qorvo, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19	262,556

		6,119,000

Software (0.4%):
40,000	Acuris Finance US, Inc./Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(b)	31,400
35,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 5/11/23 @ 103.56(b)	34,912
25,000	Clarivate Science Holdings Corp., 3.88%, 7/1/28, Callable 6/30/24 @ 101.94(b)	22,250
625,000	Clarivate Science Holdings Corp., 4.88%, 7/1/29, Callable 6/30/24 @ 102.44(b)	554,687
65,000	Elastic NV, 4.13%, 7/15/29, Callable 7/15/24 @ 102.06(b)	55,250
150,000	Fair Isaac Corp., 4.00%, 6/15/28, Callable 4/26/23 @ 102(b)	138,750
220,000	MicroStrategy, Inc., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06^(b)	195,250
253,000	Oracle Corp., 1.65%, 3/25/26, Callable 2/25/26 @ 100	232,051
2,200,000	Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100	2,039,633
400,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	357,003
2,990,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	2,560,786
400,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 5/11/23 @ 102.75(b)	387,000

		6,608,972

Specialty Retail (0.3%):
80,000	Asbury Automotive Group, Inc., 4.63%, 11/15/29, Callable 11/15/24 @ 102.31(b)	71,200
85,000	Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(b)	73,950
32,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	30,093

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued

Specialty Retail, continued
$49,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	$47,654
1,229,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	1,167,061
150,000	Carvana Co., 5.88%, 10/1/28, Callable 10/1/23 @ 104.41(b)	63,000
20,000	Carvana Co., 4.88%, 9/1/29, Callable 9/1/24 @ 102.44(b)	8,100
125,000	Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @ 105.13(b)	71,250
65,000	Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24 @ 102(b)	53,625
125,000	Gap, Inc. (The), 3.88%, 10/1/31, Callable 10/1/26 @ 101.94(b)	86,562
565,000	L Brands, Inc., 6.63%, 10/1/30, Callable 10/1/25 @ 103.31(b)	548,050
80,000	Lowe’s Cos., Inc., 3.35%, 4/1/27, Callable 3/1/27 @ 100	76,608
1,003,000	Lowe’s Cos., Inc., 4.25%, 4/1/52, Callable 10/1/51 @ 100	821,937
1,138,000	Lowe’s Cos., Inc., 4.45%, 4/1/62, Callable 10/1/61 @ 100	926,677
20,000	Party City Holdings, Inc., 8.75%, 2/15/26, Callable 8/15/23 @ 104.38(b)(e)	2,000
15,000	Rent-A-Center, Inc., 6.38%, 2/15/29, Callable 2/15/24 @ 103.19(b)	12,525
85,000	Victoria’s Secret & Co., 4.63%, 7/15/29, Callable 7/15/24 @ 102.31(b)	68,638

		4,128,930

Technology Hardware, Storage & Peripherals (0.0%†):
320,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/17/23 @ 100	319,935
55,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100	55,767
83,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100	85,107
101,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100	105,754
87,000	Dell International LLC/EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100	91,006

		657,569

Telecommunications (0.0%†):
300,000	Cogent Communications Group, Inc., 7.00%, 6/15/27, Callable 6/15/24 @ 103.5(b)	297,375
145,000	Frontier Communications Holdings LLC, 8.75%, 5/15/30, Callable 5/15/25 @ 104.38(b)	143,913

		441,288

Textiles, Apparel & Luxury Goods (0.0%†):
130,000	Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @ 102.06(b)	106,925
40,000	Kontoor Brands, Inc., 4.13%, 11/15/29, Callable 11/15/24 @ 102.06(b)	34,250
45,000	Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26 @ 101.75(b)	38,306
235,000	Wolverine World Wide, Inc., 4.00%, 8/15/29, Callable 8/15/24 @ 102(b)	190,350

		369,831

Principal Amount		Value
Corporate Bonds, continued

Tobacco (0.1%):
$294,000	Altria Group, Inc., 4.25%, 8/9/42	$229,487
191,000	Altria Group, Inc., 4.50%, 5/2/43	151,593
175,000	Altria Group, Inc., 5.38%, 1/31/44	159,840
72,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	68,009
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	227,585
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	113,121
45,000	Turning Point Brands, Inc., 5.63%, 2/15/26, Callable 4/21/23 @ 102.81(b)	40,669

		990,304

Trading Companies & Distributors (0.2%):
295,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	291,511
2,465,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	2,345,630
30,000	Foundation Building Materials, Inc., 6.00%, 3/1/29, Callable 3/1/24 @ 103(b)	23,775
30,000	SRS Distribution, Inc., 4.63%, 7/1/28, Callable 7/1/24 @ 102.31(b)	26,512
15,000	SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06(b)	12,619
90,000	SRS Distribution, Inc., 6.00%, 12/1/29, Callable 12/1/24 @ 103(b)	74,250

		2,774,297

Wireless Telecommunication Services (0.4%):
1,155,000	Sprint Capital Corp., 8.75%, 3/15/32	1,400,437
1,265,000	Sprint Communications, Inc., 6.88%, 11/15/28	1,358,294
2,860,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100	2,744,470
40,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 4/21/23 @ 102.38	39,450
45,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 101.69	41,133
430,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	401,823
56,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100	50,072
110,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100	95,537

		6,131,216

Total Corporate Bonds (Cost $345,965,317)		307,130,974

Yankee Debt Obligations (4.7%):

Aerospace & Defense (0.0%†):
35,000	Bombardier, Inc., 7.13%, 6/15/26, Callable 6/15/23 @ 103.56(b)	35,088
620,000	Bombardier, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(b)	601,400

		636,488

Banks (1.2%):
585,000	Barclays plc, 4.38%, 1/12/26	562,792
2,543,000	Barclays plc, 2.85% (US0003M+245 bps), 5/7/26, Callable 5/7/25 @ 100	2,375,612
2,377,000	Barclays plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	2,148,506

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued

Banks, continued
$200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34,
	Callable 9/12/29 @ 100(b)	$173,654
530,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	511,334
205,000	HSBC Holdings plc, 4.25%, 3/14/24	199,626
1,000,000	HSBC Holdings plc, 4.95%, 3/31/30	972,869
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(b)	190,148
6,069,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	5,694,858
3,200,000	Natwest Group plc, 5.13%, 5/28/24	3,165,808
680,000	Societe Generale SA, 1.04% (H15T1Y+75 bps), 6/18/25, Callable 6/18/24 @ 100(b)	637,947
3,863,000	Societe Generale SA, 1.49% (H15T1Y+110 bps), 12/14/26, Callable 12/14/25 @ 100(b)	3,381,319
186,000	Westpac Banking Corp., 4.11% (H15T5Y+200 bps), 7/24/34, Callable 7/24/29 @ 100	164,359

		20,178,832

Biotechnology (0.0%†):
200,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28, Callable 10/15/24 @ 102.38(b)	163,500

Capital Markets (0.7%):
787,000	Credit Suisse Group AG, 3.80%, 6/9/23	773,227
4,009,000	Credit Suisse Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(b)	3,718,347
2,514,000	Credit Suisse Group AG, 4.19% (SOFR+373 bps), 4/1/31, Callable 4/1/30 @ 100(b)	2,231,175
470,000	Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25	433,575
4,610,000	Deutsche Bank AG, 4.50%, 4/1/25	4,193,178
774,000	UBS Group AG, 1.49% (H15T1Y+85 bps), 8/10/27, Callable 8/10/26 @ 100(b)	665,442

		12,014,944

Chemicals (0.1%):
510,000	Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27 @ 100	480,675
255,000	Methanex Corp., 5.65%, 12/1/44, Callable 6/1/44 @ 100	208,781
125,000	SPCM SA, 3.13%, 3/15/27, Callable 3/15/24 @ 101.56(b)	107,813

		797,269

Communications Equipment (0.0%†):
160,000	Nokia OYJ, 6.63%, 5/15/39	159,400

Consumer Discretionary Services (0.0%†):
115,000	Studio City Co., Ltd., 7.00%, 2/15/27, Callable 2/15/24 @ 103.5(b)	108,244

Consumer Staple Products (0.1%):
390,000	Imperial Brands Finance plc, 6.13%, 7/27/27, Callable 6/27/27 @ 100(b)	399,263
1,380,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 2.50%, 1/15/27, Callable 12/15/26 @ 100(b)	1,214,400

		1,613,663

Containers & Packaging (0.0%†):
15,000	Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28, Callable 5/11/23 @ 103(b)	12,938

Principal Amount		Value
Yankee Debt Obligations, continued

Containers & Packaging, continued
$740,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 5/11/23 @ 102.75(b)	$706,700

		719,638

Diversified Consumer Services (0.1%):
33,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(b)	27,926
980,000	GEMS MENASA Cayman, Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26, Callable 5/11/23 @ 103.56(b)	951,825

		979,751

Diversified Telecommunication Services (0.1%):
365,000	Altice France SA, 6.00%, 2/15/28, Callable 5/11/23 @ 103(b)	231,775
470,000	Altice France SA, 5.13%, 1/15/29, Callable 9/15/23 @ 102.56(b)	350,150
550,000	Telecom Italia Capital SA, 6.38%, 11/15/33	496,375
55,000	Telecom Italia SpA, 6.00%, 9/30/34	46,888

		1,125,188

Energy Equipment & Services (0.0%†):
329,063	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 5/11/23 @ 103.44(b)	321,659

Financial Services (0.3%):
151,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	151,916
1,245,000	Altice Financing SA, 5.00%, 1/15/28, Callable 5/11/23 @ 102.5(b)	1,008,450
711,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 4/21/23 @ 103.44(b)	630,124
430,000	Dolya Holdco 18 DAC, 5.00%, 7/15/28, Callable 7/15/23 @ 102.5(b)	382,163
250,000	Intelsat Jackson Holdings SA, 6.50%, 3/15/30, Callable 3/15/25 @ 102(b)	229,612
1,355,000	Park Aerospace Holdings, 5.50%, 2/15/24^(b)	1,312,656
780,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(b)	638,625

		4,353,546

Financials (0.1%):
2,000,000	Avolon Holdings Funding, Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(b)	1,876,882

Hotels, Restaurants & Leisure (0.0%†):
35,000	1011778 BC ULC / New Red Finance, Inc., 5.75%, 4/15/25, Callable 5/11/23 @ 101.44(b)	35,000
525,000	1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 102(b)	450,187
45,000	Melco Resorts Finance, Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88(b)	37,969
40,000	Melco Resorts Finance, Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69(b)	32,500

		555,656

Industrial Services (0.0%†):
54,000	1375209 BC, Ltd., 9.00%, 1/30/28, Callable 4/21/23 @ 103(b)	53,460

Insurance (0.2%):
1,414,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(b)	1,299,221

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued

Insurance, continued
$1,200,000	AIA Group, Ltd., 3.20%, 9/16/40, Callable 3/16/40 @ 100(b)	$893,656
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(b)	187,171

		2,380,048

Materials (0.1%):
125,000	Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable 2/15/24 @ 105.25(b)	114,687
205,000	INEOS Finance plc, 6.75%, 5/15/28, Callable 2/15/25 @ 103.38(b)	199,875
530,000	NOVA Chemicals Corp., 5.25%, 6/1/27, Callable 3/3/27 @ 100(b)	477,000
500,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc., 5.00%, 1/27/30, Callable 1/27/25 @ 102.5(b)	440,000

		1,231,562

Media (0.0%†):
200,000	VZ Secured Financing BV, 5.00%, 1/15/32, Callable 1/15/27 @ 102.5(b)	160,500
335,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(b)	265,906

		426,406

Metals & Mining (0.1%):
695,000	ERO Copper Corp., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(b)	608,125
370,000	First Quantum Minerals, Ltd., 6.88%, 3/1/26, Callable 4/21/23 @ 101.72(b)	358,900
35,000	First Quantum Minerals, Ltd., 6.88%, 10/15/27, Callable 10/15/23 @ 103.44(b)	33,863
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(b)	4,762
85,000	Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24, Callable 5/11/23 @ 106(b)	81,387
180,000	Mineral Resources, Ltd., 8.00%, 11/1/27, Callable 11/1/24 @ 104(b)	182,250

		1,269,287

Oil, Gas & Consumable Fuels (0.8%):
335,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 4/21/23 @ 101.69(b)	309,456
510,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 5/11/23 @ 102.13(b)	476,850
145,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	143,406
565,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 5/11/23 @ 103.56(b)	577,713
2,500,000	Petroleos Mexicanos, 4.50%, 1/23/26	2,298,027
916,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	759,022
4,780,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100	3,651,084
2,228,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,449,312
5,000,000	Petroleos Mexicanos, 6.35%, 2/12/48	3,109,835
336,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	217,620
45,000	Teine Energy, Ltd., 6.88%, 4/15/29, Callable 4/15/24 @ 103.44(b)	41,175

		13,033,500

Principal Amount		Value
Yankee Debt Obligations, continued

Passenger Airlines (0.0%†):
$240,000	VistaJet Malta Finance plc / XO Management Holding, Inc., 7.88%, 5/1/27, Callable 5/1/24 @ 103.94(b)	$228,600
215,000	VistaJet Malta Finance plc / XO Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19(b)	192,425

		421,025

Pharmaceuticals (0.0%†):
295,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 5/11/23 @ 100(b)	243,375

Software (0.0%†):
60,000	Open Text Corp., 3.88%, 2/15/28, Callable 5/11/23 @ 101.94(b)	53,400
305,000	Open Text Corp., 3.88%, 12/1/29, Callable 12/1/24 @ 101.94(b)	256,962

		310,362

Sovereign Bond (0.4%):
300,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(b)	255,379
37,622	Argentine Republic Government International Bond, 1.00%, 7/9/29, Callable 5/11/23 @ 100	10,252
342,505	Argentine Republic Government International Bond, 0.50%, 7/9/30, Callable 5/11/23 @ 100	103,180
627,494	Argentine Republic Government International Bond, 1.50%, 7/9/35, Callable 5/11/23 @ 100	162,364
300,000	Corp. Andina de Fomento, 2.38%, 5/12/23	299,070
900,000	Dominican Republic, 5.50%, 1/27/25(b)	891,000
3,150,000	Dominican Republic, 6.00%, 7/19/28(b)	3,083,063
375,000	Indonesia Government International Bond, 4.20%, 10/15/50	323,093
350,000	Qatar Government International Bond, 4.40%, 4/16/50(b)	323,911
200,000	Saudi Government International Bond, 3.25%, 10/22/30(b)	184,316
200,000	Saudi Government International Bond, 4.50%, 4/22/60(b)	174,846

		5,810,474

Trading Companies & Distributors (0.3%):
320,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	315,192
2,200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, 8/14/24, Callable 7/14/24 @ 100	2,098,728
1,379,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24, Callable 9/29/24 @ 100	1,285,057
163,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	155,790
503,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100	449,162
527,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100	457,368
564,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100	465,417

		5,226,714

Wireless Telecommunication Services (0.1%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(b)	320,512
450,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(b)	409,500

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued

Wireless Telecommunication Services, continued
$295,000	Millicom International Cellular SA, 4.50%, 4/27/31, Callable 4/27/26 @ 102.25(b)	$236,000
562,000	Rogers Communications, Inc., 3.20%, 3/15/27, Callable 2/15/27 @ 100(b)	528,090
490,000	Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100(b)	438,380

		1,932,482

Total Yankee Debt Obligations (Cost $90,005,246)		77,943,355

Municipal Bonds (0.2%):

Illinois (0.2%):
3,235,000	Illinois State, GO, 5.10%, 6/1/33	3,228,077
34,091	Illinois State, GO, 4.95%, 6/1/23	33,876

		3,261,953

New Jersey (0.0%†):
339,000	New Jersey Economic Development Authority Revenue, GO, Series A, 7.43%, 2/15/29	369,954

Total Municipal Bonds (Cost $3,552,448)		3,631,907

U.S. Government Agency Mortgages (12.1%):

Federal Home Loan Mortgage Corporation (2.5%)
19,671	2.50%, 6/1/31, Pool #G18604	18,548
27,688	2.50%, 6/1/31, Pool #J34501	26,273
34,949	2.50%, 7/1/31, Pool #V61246	33,006
58,579	2.50%, 8/1/31, Pool #V61273	55,965
154,512	3.50%, 3/1/32, Pool #C91403	150,117
467,533	3.50%, 7/1/32, Pool #C91467	454,225
120,110	2.50%, 12/1/32, Pool #G18669	111,762
27,286	2.50%, 3/1/33, Pool #G18680	25,467
109,661	3.00%, 4/1/33, Pool #G18684	104,726
35,292	3.00%, 5/1/33, Pool #G16550	33,753
91,175	2.50%, 7/1/33, Pool #G16661	85,276
25,354	3.00%, 4/1/34, Pool #G16829	24,378
134,142	3.50%, 10/1/34, Pool #C91793	131,851
450,000	3.00%, 5/1/35, Pool #SB0836	427,257
3,104,895	2.00%, 6/1/35, Pool #QN2416	2,795,165
476,861	1.50%, 8/1/35, Pool #SB8066	418,225
556,075	1.50%, 11/1/35, Pool #SB8073	487,681
446,553	1.50%, 12/1/36, Pool #SB8131	391,600
2,949,556	1.50%, 4/1/37, Pool #SB8147	2,587,232
367,938	4.00%, 5/1/37, Pool #C91938	361,234
161,987	4.00%, 11/1/40, Pool #A95150	157,402
32,997	1.50%, 12/1/40, Pool #RB5089	27,032
54,654	1.50%, 2/1/41, Pool #RB5099	44,844
55,485	1.50%, 3/1/41, Pool #RB5104	45,526
55,347	1.50%, 4/1/41, Pool #RB5107	45,408
20,367	2.00%, 4/1/41, Pool #RB5108	17,482
21,195	2.00%, 7/1/41, Pool #RB5118	18,192
22,198	2.00%, 10/1/41, Pool #RB5131	19,053
230,711	3.50%, 1/1/44, Pool #G60271	223,514
458,735	3.50%, 1/1/44, Pool #G07922	435,286
58,110	4.00%, 2/1/45, Pool #G07949	57,771
53,399	3.50%, 11/1/45, Pool #Q37467	51,310
13,534	4.00%, 4/1/46, Pool #V82292	13,326
5,957	4.00%, 4/1/46, Pool #Q39975	5,860
110,183	3.50%, 9/1/46, Pool #Q43257	105,177
171,935	3.00%, 12/1/46, Pool #G60989	157,347
5,741	4.50%, 12/1/46, Pool #Q45028	5,723
4,717	4.50%, 1/1/47, Pool #Q45635	4,702

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Federal Home Loan Mortgage Corporation, continued
$9,935	4.50%, 2/1/47, Pool #Q46222	$9,910
8,873	4.50%, 5/1/47, Pool #Q47942	8,851
27,606	4.50%, 5/1/47, Pool #Q48095	27,536
17,533	4.50%, 5/1/47, Pool #Q47935	17,488
219,331	4.00%, 6/1/47, Pool #Q48877	215,916
36,013	4.50%, 6/1/47, Pool #Q48759	35,922
17,670	4.50%, 7/1/47, Pool #Q49393	17,624
85,004	4.50%, 12/1/47, Pool #Q53017	85,087
26,219	4.00%, 2/1/48, Pool #G61343	25,225
11,589	4.00%, 2/1/48, Pool #Q54499	11,370
48,218	4.50%, 4/1/48, Pool #Q55660	48,072
33,830	4.50%, 4/1/48, Pool #Q55500	33,728
20,281	4.50%, 4/1/48, Pool #Q55724	20,220
26,807	4.50%, 5/1/48, Pool #Q55839	26,726
97,089	4.00%, 5/1/48, Pool #Q55992	95,262
141,387	4.00%, 6/1/48, Pool #G67713	138,856
45,376	4.00%, 7/1/48, Pool #Q59935	44,760
24,145	4.50%, 10/1/48, Pool #G67716	24,217
143,952	3.00%, 6/1/49, Pool #ZT2090	130,127
685,653	4.50%, 7/1/49, Pool #RA1171	681,757
5,929	3.00%, 10/1/49, Pool #QA3907	5,389
8,529	3.00%, 11/1/49, Pool #QA4483	7,755
24,159	3.00%, 12/1/49, Pool #QA5154	21,960
9,408	3.00%, 12/1/49, Pool #QA5521	8,553
143,322	3.00%, 4/1/50, Pool #QA9049	129,625
333,284	2.00%, 6/1/50, Pool #RA2677	278,527
428,992	2.50%, 11/1/50, Pool #SD7530	372,788
2,179,054	2.50%, 2/1/51, Pool #SD7535	1,908,684
4,899,512	1.50%, 4/1/51, Pool #SD8139	3,836,896
43,974	2.00%, 5/1/51, Pool #QC1514	36,785
1,301,756	2.00%, 5/1/51, Pool #SD7541	1,091,754
2,116,167	2.50%, 5/1/51, Pool #SD7540	1,847,315
27,149	2.00%, 7/1/51, Pool #QC4163	22,695
348,211	2.50%, 7/1/51, Pool #RA5574	302,187
386,292	3.00%, 9/1/51, Pool #QC6608	347,164
467,263	3.00%, 9/1/51, Pool #QC7496	419,439
423,830	3.00%, 10/1/51, Pool #QC9077	380,619
682,463	2.00%, 10/1/51, Pool #RA6076	568,203
457,381	3.00%, 11/1/51, Pool #QD1240	410,597
412,620	2.00%, 11/1/51, Pool #RA6302	342,180
1,204,290	2.00%, 11/1/51, Pool #RA6241	1,002,379
148,820	2.50%, 12/1/51, Pool #SD8183	128,133
438,787	3.00%, 12/1/51, Pool #QD3200	393,914
278,428	2.50%, 12/1/51, Pool #RA6496	241,696
644,575	2.50%, 12/1/51, Pool #RA6434	559,505
2,101,510	2.50%, 12/1/51, Pool #RA6435	1,823,605
465,624	2.00%, 12/1/51, Pool #RA6510	389,276
398,423	3.00%, 1/1/52, Pool #RA6604	357,653
247,400	3.00%, 1/1/52, Pool #QD5561	222,259
792,335	2.50%, 1/1/52, Pool #RA6622	687,524
996,219	2.00%, 2/1/52, Pool #SD8193	822,604
1,031,035	2.00%, 2/1/52, Pool #RA6823	856,014
1,022,520	2.00%, 2/1/52, Pool #RA6824	849,985
113,481	3.50%, 2/1/52, Pool #RA6700	105,878
189,051	3.50%, 2/1/52, Pool #RA6799	176,572
684,506	3.50%, 3/1/52, Pool #RA6949	638,685
2,355,137	3.00%, 3/1/52, Pool #RA6988	2,111,161
1,223,040	3.50%, 3/1/52, Pool #RA6987	1,141,617
713,089	3.50%, 3/1/52, Pool #RA6950	674,423

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Federal Home Loan Mortgage Corporation, continued
$249,593	3.00%, 3/1/52, Pool #SD2219	$224,148
194,338	3.50%, 4/1/52, Pool #SD0927	183,036
195,535	5.00%, 9/1/52, Pool #SD1572	197,163
565,896	4.50%, 10/1/52, Pool #SD2467	554,424
837,275	4.00%, 10/1/52, Pool #SD1772	808,878
296,098	5.00%, 11/1/52, Pool #SD1862	303,301
690,554	5.00%, 12/1/52, Pool #SD1924	696,410

		40,346,708

Federal National Mortgage Association (7.4%)
29,963	2.50%, 5/1/31, Pool #BC0919	28,016
44,094	2.50%, 8/1/31, Pool #BC2778	41,221
30,699	2.50%, 10/1/31, Pool #AS8010	29,214
191,072	2.50%, 1/1/32, Pool #BE3032	180,183
34,262	2.50%, 9/1/32, Pool #MA3124	32,179
18,199	3.00%, 3/1/33, Pool #BM4614	17,473
599,655	2.00%, 10/1/35, Pool #BK5705	539,820
306,761	6.00%, 5/1/36, Pool #745512	323,122
120,206	2.00%, 12/1/36, Pool #BU1384	108,223
5,900,000	2.00%, 4/25/38, TBA	5,312,766
3,250,000	1.50%, 4/25/38, TBA	2,851,367
5,300,000	2.50%, 4/25/38, TBA	4,904,156
474,370	2.00%, 10/1/40, Pool #MA4176	408,190
50,690	1.50%, 11/1/40, Pool #MA4175	41,526
50,672	1.50%, 12/1/40, Pool #MA4202	41,511
18,306	2.00%, 12/1/40, Pool #MA4204	15,685
11,761	3.50%, 12/1/40, Pool #AH1556	11,178
54,611	1.50%, 1/1/41, Pool #MA4266	44,806
53,429	1.50%, 1/1/41, Pool #MA4231	43,771
19,589	2.00%, 2/1/41, Pool #MA4268	16,814
55,700	1.50%, 2/1/41, Pool #MA4286	45,699
20,021	2.00%, 3/1/41, Pool #MA4287	17,185
20,647	2.00%, 4/1/41, Pool #MA4311	17,722
321,080	2.00%, 5/1/41, Pool #MA4333	275,588
21,214	2.00%, 6/1/41, Pool #MA4364	18,208
21,951	2.00%, 10/1/41, Pool #MA4446	18,842
345,259	2.00%, 2/1/42, Pool #MA4540	294,808
32,214	4.00%, 10/1/43, Pool #BM1167	31,658
218,890	4.50%, 3/1/44, Pool #AV0957	220,792
132,864	4.50%, 7/1/44, Pool #AS3062	133,790
150,211	4.50%, 12/1/44, Pool #AS4176	150,927
82,133	4.00%, 5/1/45, Pool #AZ1207	79,607
122,198	4.00%, 6/1/45, Pool #AY8096	118,445
58,031	4.00%, 6/1/45, Pool #AY8126	57,062
22,245	4.00%, 12/1/45, Pool #AS6352	21,875
6,993	4.50%, 1/1/46, Pool #AY3890	7,114
59,131	4.00%, 2/1/46, Pool #BC1578	56,571
2,943	4.50%, 3/1/46, Pool #BC0287	2,925
219,637	4.00%, 4/1/46, Pool #AL8468	217,341
19,525	4.00%, 4/1/46, Pool #AS7024	18,906
151,404	4.00%, 6/1/46, Pool #AL9282	144,854
22,835	4.50%, 6/1/46, Pool #BD1238	22,768
86,177	4.00%, 7/1/46, Pool #BC1443	84,359
25,955	4.00%, 9/1/46, Pool #BD1489	24,831
93,874	4.00%, 9/1/46, Pool #BC2843	91,895
39,086	4.50%, 10/1/46, Pool #BE1671	38,912
88,040	4.00%, 10/1/46, Pool #BC4754	86,184
17,260	4.00%, 10/1/46, Pool #BD7599	16,512
50,046	4.50%, 11/1/46, Pool #BE2386	49,752
238,628	3.50%, 12/1/46, Pool #BC9077	226,383

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Federal National Mortgage Association, continued
$99,845	4.50%, 12/1/46, Pool #BE4488	$99,257
4,641	4.50%, 12/1/46, Pool #BC9079	4,613
29,512	4.50%, 1/1/47, Pool #BE6506	29,425
17,967	4.50%, 1/1/47, Pool #BE7087	17,908
336,061	4.00%, 2/1/47, Pool #AL9779	326,800
47,025	4.50%, 2/1/47, Pool #BE8498	47,496
44,237	4.00%, 5/1/47, Pool #BM1277	42,980
8,494	4.50%, 6/1/47, Pool #BE9387	8,467
12,695	4.50%, 6/1/47, Pool #BH0561	12,651
5,221	4.00%, 6/1/47, Pool #BH4269	5,072
49,574	4.50%, 6/1/47, Pool #BE3663	49,414
41,612	4.50%, 7/1/47, Pool #BE3749	41,477
24,201	4.00%, 7/1/47, Pool #AS9968	23,514
18,974	4.50%, 4/1/48, Pool #BJ5454	18,947
45,265	4.00%, 4/1/48, Pool #BM3700	43,982
6,037	4.50%, 5/1/48, Pool #BJ5507	6,028
245,018	4.50%, 10/1/48, Pool #CA2432	244,708
61,359	4.50%, 10/25/48, Pool #BM4548	61,846
286,956	4.50%, 12/1/48, Pool #CA2797	288,946
163,534	4.50%, 9/1/49, Pool #FM1534	162,608
9,003	3.00%, 11/1/49, Pool #BO8254	8,184
38,463	3.50%, 11/1/49, Pool #CA4557	36,183
229,810	4.00%, 11/1/49, Pool #CA4628	223,510
121,671	3.00%, 1/1/50, Pool #CA5019	110,448
167,210	3.00%, 1/1/50, Pool #MA3905	151,296
498,228	4.00%, 3/1/50, Pool #FM3663	481,136
126,360	3.00%, 4/1/50, Pool #MA3991	114,118
122,735	2.00%, 7/1/50, Pool #CA6275	102,124
86,751	2.00%, 7/1/50, Pool #FM3897	72,504
561,977	3.00%, 8/1/50, Pool #FM6118	508,944
2,506,882	3.50%, 8/1/50, Pool #FM7147	2,354,929
329,863	2.50%, 8/1/50, Pool #SD0430	287,641
50,348	3.00%, 9/1/50, Pool #FM4317	45,114
130,139	3.00%, 9/1/50, Pool #CA6998	117,851
128,377	2.00%, 10/1/50, Pool #CA7323	108,149
153,894	2.50%, 10/1/50, Pool #CA7229	134,419
86,094	2.00%, 11/1/50, Pool #C47616	71,997
142,886	3.00%, 12/1/50, Pool #FM7827	129,159
2,096,694	2.00%, 3/1/51, Pool #MA4281	1,735,229
2,042,407	2.00%, 4/1/51, Pool #MA4305	1,690,238
1,037,108	2.50%, 4/1/51, Pool #FM6540	908,927
4,249,041	3.00%, 4/1/51, Pool #BR9775	3,814,090
2,992,982	2.00%, 4/1/51, Pool #CB0153	2,471,316
564,483	3.00%, 5/1/51, Pool #CB0531	506,916
451,472	2.50%, 5/1/51, Pool #MA4326	389,430
1,311,498	3.00%, 6/1/51, Pool #CB0850	1,185,803
43,771	2.00%, 7/1/51, Pool #BQ1010	36,433
19,962	2.00%, 7/1/51, Pool #BT1461	16,686
498,495	3.00%, 7/1/51, Pool #FM8077	447,454
795,847	2.50%, 7/1/51, Pool #CB0997	690,653
492,965	2.50%, 8/1/51, Pool #CB1384	427,771
362,399	2.50%, 9/1/51, Pool #CB1549	315,102
46,598	3.00%, 10/1/51, Pool #CB1878	41,851
638,409	2.00%, 10/1/51, Pool #CB1801	533,754
483,337	2.00%, 10/1/51, Pool #CB1799	405,310
1,047,371	2.50%, 10/1/51, Pool #MA4438	901,810
388,575	2.50%, 11/1/51, Pool #FM9505	337,284
814,621	2.00%, 11/1/51, Pool #FM9568	683,120
503,026	2.50%, 11/1/51, Pool #FM9517	434,691

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Federal National Mortgage Association, continued
$1,190,199	2.50%, 11/1/51, Pool #MA4466	$1,024,775
1,273,481	2.50%, 11/1/51, Pool #FM9501	1,107,312
513,601	2.00%, 11/1/51, Pool #FM9539	429,469
276,800	2.00%, 12/1/51, Pool #CB2348	231,417
368,221	2.50%, 12/1/51, Pool #CB2320	320,162
1,029,649	2.00%, 12/1/51, Pool #CB2349	860,844
367,741	2.00%, 12/1/51, Pool #CB2350	306,143
346,519	2.50%, 12/1/51, Pool #CB2376	300,641
278,423	2.00%, 12/1/51, Pool #CB2347	233,493
99,907	3.00%, 12/1/51, Pool #FM9777	89,863
1,558,613	2.50%, 12/1/51, Pool #FM9865	1,355,143
391,729	2.50%, 12/1/51, Pool #CB2321	340,029
417,290	3.00%, 12/1/51, Pool #BT9503	374,634
877,203	2.50%, 12/1/51, Pool #CB2289	761,445
268,741	3.00%, 1/1/52, Pool #CB2662	242,528
343,015	3.50%, 1/1/52, Pool #MA4514	320,344
673,400	2.00%, 1/1/52, Pool #FS0288	558,828
1,557,665	2.00%, 1/1/52, Pool #FS0286	1,302,366
148,907	2.50%, 1/1/52, Pool #MA4512	128,207
1,841,964	2.50%, 1/1/52, Pool #FS1648	1,587,010
99,784	3.50%, 1/1/52, Pool #CB2679	93,883
975,182	2.50%, 2/1/52, Pool #FS0605	846,350
296,252	3.50%, 2/1/52, Pool #CB2906	275,931
197,207	3.50%, 2/1/52, Pool #CB2905	184,184
99,600	3.00%, 2/1/52, Pool #CB2886	89,453
1,602,490	2.00%, 2/1/52, Pool #CB2842	1,323,585
921,227	3.00%, 2/1/52, Pool #FS0631	832,853
394,545	2.50%, 3/1/52, Pool #BV4139	340,420
499,870	3.50%, 3/1/52, Pool #CB3128	466,425
274,025	2.00%, 3/1/52, Pool #MA4562	226,266
438,933	3.50%, 3/1/52, Pool #CB3174	412,352
643,834	3.00%, 3/1/52, Pool #BV0350	578,624
741,543	4.00%, 4/1/52, Pool #FS1647	715,254
997,549	2.00%, 4/1/52, Pool #FS1598	823,687
4,700,000	3.00%, 4/25/52, TBA	4,210,172
679,103	4.50%, 7/1/52, Pool #CB4064	673,773
1,613,303	4.00%, 9/1/52, Pool #FS3083	1,546,759
628,052	5.00%, 9/1/52, Pool #CB4682	633,276
388,222	5.50%, 10/1/52, Pool #CB4843	392,962
449,999	4.50%, 10/1/52, Pool #BX1265	440,726
234,103	4.50%, 10/1/52, Pool #BX0507	229,256
48,946	5.00%, 10/1/52, Pool #CB4893	49,353
491,286	5.00%, 11/1/52, Pool #CB5128	497,210
1,475,383	4.50%, 11/1/52, Pool #BX1765	1,444,962
146,677	5.00%, 11/1/52, Pool #FS3295	147,579
295,332	5.00%, 11/1/52, Pool #FS3248	297,791
147,766	5.00%, 12/1/52, Pool #CB5273	148,996
348,642	5.00%, 12/1/52, Pool #MA4841	347,725
5,950,000	3.50%, 4/25/53, TBA	5,520,484
3,850,000	2.00%, 4/25/53, TBA	3,176,852
1,800,000	4.00%, 4/25/53, TBA	1,719,844
4,750,000	2.50%, 4/25/53, TBA	4,090,195
1,000,000	5.00%, 4/25/53, TBA	996,719
4,050,000	4.00%, 5/25/53, TBA	3,871,547
2,850,000	3.00%, 5/25/53, TBA	2,555,203
8,050,000	2.50%, 5/25/53, TBA	6,939,352
3,100,000	1.50%, 5/25/53, TBA	2,430,594
15,600,000	2.00%, 5/25/53, TBA	12,887,063
2,800,000	5.50%, 5/25/53, TBA	2,827,781

Principal Amount		Value
U.S. Government Agency Mortgages, continued

Federal National Mortgage Association, continued
$1,700,000	5.50%, 6/25/53, TBA	$1,716,402

		121,026,945

Government National Mortgage Association (2.2%)
16,721	4.00%, 10/20/40, Pool #G24833	16,493
50,311	4.00%, 1/20/41, Pool #4922	49,623
53,790	4.00%, 8/15/41, Pool #430354	52,256
574,931	4.00%, 1/20/42, Pool #5280	567,071
76,677	4.00%, 11/20/42, Pool #MA0535	75,629
187,187	3.00%, 12/20/42, Pool #AA5872	170,949
121,862	3.00%, 3/20/43, Pool #AA6146	111,557
22,944	3.50%, 3/20/43, Pool #AD8884	22,008
53,262	3.00%, 3/20/43, Pool #AD8812	50,040
23,676	3.50%, 4/20/43, Pool #AD9075	22,708
8,767	3.50%, 4/20/43, Pool #AB9891	8,409
49,623	4.00%, 5/20/46, Pool #MA3664	48,877
247,668	3.00%, 12/20/46, Pool #MA4126	229,119
42,004	4.00%, 1/15/47, Pool #AX5857	40,398
36,728	4.00%, 1/15/47, Pool #AX5831	35,278
352,582	3.00%, 1/20/47, Pool #MA4195	326,168
146,916	4.00%, 3/20/47, Pool #MA4322	144,414
83,690	4.00%, 4/20/47, Pool #784304	80,257
24,972	4.00%, 4/20/47, Pool #MA4383	24,547
83,552	4.00%, 4/20/47, Pool #784303	80,116
–	4.00%, 5/20/47, Pool #MA4452	—
17,652	3.50%, 2/20/48, Pool #MA5019	16,626
13,695	4.00%, 4/20/48, Pool #BG7744	13,339
16,092	4.00%, 4/20/48, Pool #BG3507	15,675
2,791	3.50%, 12/20/49, Pool #BR8984	2,662
7,023	3.50%, 12/20/49, Pool #BR8985	6,681
3,340	3.50%, 12/20/49, Pool #BR8987	3,142
595,802	2.00%, 11/20/50, Pool #MA6994	508,258
1,043,372	2.00%, 1/20/51, Pool #MA7135	887,641
1,817,176	2.00%, 2/20/51, Pool #MA7192	1,543,411
1,113,111	2.50%, 7/20/51, Pool #MA7472	979,223
68,063	2.50%, 12/20/51, Pool #MA7767	59,875
1,400,000	3.50%, 4/20/53, TBA	1,311,187
1,250,000	4.00%, 4/20/53, TBA	1,202,148
450,000	2.00%, 4/20/53, TBA	381,445
1,450,000	3.00%, 4/20/53, TBA	1,317,687
1,225,000	2.50%, 4/20/53, TBA	1,077,043
3,200,000	4.50%, 4/20/53, TBA	3,149,500
3,550,000	2.50%, 5/20/53, TBA	3,124,000
3,700,000	3.50%, 5/20/53, TBA	3,470,485
4,775,000	3.00%, 5/20/53, TBA	4,341,893
4,800,000	2.00%, 5/20/53, TBA	4,069,500
3,900,000	2.50%, 6/20/53, TBA	3,437,941
4,450,000	2.00%, 6/20/53, TBA	3,774,852

		36,850,131

Total U.S. Government Agency Mortgages (Cost $207,392,089)		198,223,784

U.S. Treasury Obligations (16.9%):

U.S. Treasury Bonds (6.3%)
32,428,000	1.75%, 8/15/41	23,429,230
3,796,700	3.38%, 8/15/42	3,558,220
1,605,300	3.00%, 2/15/47	1,391,594
66,722,000	2.00%, 8/15/51	46,705,400
6,906,000	1.88%, 11/15/51	4,678,815
7,300,000	2.25%, 2/15/52	5,417,969
3,500,000	2.88%, 5/15/52	2,980,469

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
U.S. Treasury Obligations, continued

U.S. Treasury Bonds, continued
$15,000,000	3.63%, 2/15/53	$14,828,906

		102,990,603

U.S. Treasury Notes (10.6%)
52,500,000	0.75%, 5/31/26	47,709,375
18,472,000	1.25%, 12/31/26	16,861,472
5,255,200	1.25%, 5/31/28	4,667,275
17,310,000	1.25%, 9/30/28	15,259,847
26,000,000	4.00%, 2/28/30	26,666,250
23,500,000	2.88%, 5/15/32	22,343,359
8,600,000	4.13%, 11/15/32	9,030,000
32,000,000	3.50%, 2/15/33	32,025,000

		174,562,578

Total U.S. Treasury Obligations (Cost $320,074,849)		277,553,181

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.5%):
8,468,970	BlackRock Liquidity FedFund, Institutional Class , 2.54%(f)(g)	$8,468,970

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $8,468,970)		8,468,970

Shares

Unaffiliated Investment Company (5.7%):

Money Markets (5.7%):
93,096,799	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.43%(g)	93,096,799

Total Unaffiliated Investment Company (Cost $93,096,799)		93,096,799

Total Investment Securities (Cost $1,814,523,098) — 105.4%		1,732,134,924
Net other assets (liabilities) — (5.4)%		(88,988,523)

Net Assets — 100.0%		$1,643,146,401

Percentages indicated are based on net assets as of March 31, 2023

GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	—	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

^	This security or a partial position of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $8,177,617.
+	This security, in part or entirely, represents an unfunded loan commitment.
†	Represents less than 0.05%.
*	Non-income producing security.
(a)	Security was valued using unobservable inputs as of March 31, 2023.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2023.

(d)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2023, these securities represent 0.03% of the net assets of the fund.

(e)	Defaulted bond.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(g)	The rate represents the effective yield at March 31, 2023.

Amounts shown as “—” are either 0 or round to less than 1.

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/16/23	38	$7,861,725	$450,852

				$450,852

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks (0.3%):
Oil, Gas & Consumable Fuels (0.3%):
22	Amplify Energy Corp.*	$151
1,149	Denbury, Inc.*	100,687
5,889	Sanchez Energy Corp.*(a)	337,124

Total Common Stocks (Cost $161,768)		437,962

Preferred Stock (0.0%†):
Electric Utilities (0.0%†):
300	PG&E Corp., 8/16/23	42,699

Total Preferred Stock (Cost $35,219)		42,699

Contracts		Value
Warrant (0.0%†):

Oil, Gas & Consumable Fuels (0.0%†):
95	California Resources Corp., 10/27/24*	808

Total Warrant (Cost $—)		808

Principal Amount		Value
Asset Backed Securities (3.9%):
$144,717	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(b)	99,121
274,939	Aaset Trust, Class A, Series 2021-1A, 2.95%, 11/16/41(b)	221,176
731,000	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(b)	602,568
511,908	Aaset Trust, Class A, Series 2021-2A, 2.80%, 1/15/47(b)	434,707
124,414	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(b)	100,678
343,813	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(b)	258,836
209,785	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(b)	133,215
138,939	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(b)	61,953
412,505	Blackbird Capital Aircraft, Class A, Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28 @ 100(b)	356,487
53,133	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	50,933
516,753	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	455,080
315,795	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(b)	280,641
194,879	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(b)	176,442
186,315	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(b)	134,870
161,324	Castlelake Aircraft Structured Trust, Class A, Series 2021-1A, 3.47%, 1/15/46(b)	147,981
516,324	CF Hippolyta LLC, Class A1, Series 2021-A, 1.53%, 3/15/61, Callable 3/15/24 @ 100(b)	456,952
201,492	Horizon Aircraft Finance, Ltd., Class A, Series 2018- 1, 4.46%, 12/15/38(b)	167,871
191,220	Horizon Aircraft Finance, Ltd., Class A, Series 2019- 1, 3.72%, 7/15/39(b)	158,194
214,830	Planet Fitness Master Issuer LLC, Class A2II, Series 2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @ 100(b)	173,906

Principal Amount		Value
Asset Backed Securities, continued
$251,460	Planet Fitness Master Issuer LLC, Class A2I, Series 2022-1A, 3.25%, 12/5/51, Callable 12/5/24 @ 100(b)	$219,921
326,048	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(b)	282,118
332,589	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(b)	281,552
233,783	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(b)	164,241
310,928	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(b)	260,315
306,539	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(b) (c)	271,948
458,300	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(b)	354,541
423,456	Thunderbolt II Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(b)(c)	348,347

Total Asset Backed Securities (Cost $8,062,067)		6,654,594

Collateralized Mortgage Obligations (11.4%):
273,000	Allegro CLO XIII, Ltd., Class A, Series 2021-1A, 5.95%(US0003M+114bps), 7/20/34, Callable 7/20/23 @ 100(b)	265,422
254,000	Allegro CLO XV, Ltd., Class A, Series 2022-1A, 6.14%(TSFR3M+150bps), 7/20/35, Callable 7/20/24 @ 100(b)	248,900
250,000	Ares CLO, Ltd., Class AR2, Series 2015-2A, 6.04%(US0003M+125bps), 4/17/33, Callable 4/17/23 @ 100(b)	245,325
408,000	Ares LVIII CLO, Ltd., Class AR, Series 2020-58A, 5.99%(TSFR3M+133bps), 1/15/35, Callable 1/15/24 @ 100(b)	395,777
227,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2022-DKLX, 5.98%(TSFR1M+115bps), 1/15/39(b)	218,004
100,000	BAMLL Commercial Mortgage Securities Trust, Class C, Series 2022-DKLX, 6.98%(TSFR1M+215bps), 1/15/39(b)	94,518
273,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(b)	256,502
100,000	BAMLL Commercial Mortgage Securities Trust, Class BNM, Series 2019-BPR, 3.47%, 11/5/32(b)	82,959
201,000	BFLD Trust, Class A, Series 2020-OBRK, 6.99%(US0001M+205bps), 11/15/28(b)	199,916
197,000	BPR Trust, Class B, Series 2022-OANA, 7.27%(TSFR1M+245bps), 4/15/37(b)	185,060
160,611	BX Commercial Mortgage Trust, Class C, Series 2022-LP2, 6.39%(TSFR1M+156bps), 2/15/39(b)	150,833
160,611	BX Commercial Mortgage Trust, Class D, Series 2022-LP2, 6.79%(TSFR1M+196bps), 2/15/39(b)	146,840
185,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 6.58%(US0001M+190bps), 4/15/34(b)	175,009
176,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 6.28%(US0001M+160bps), 4/15/34(b)	167,268
266,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 5.98%(US0001M+130bps), 4/15/34(b)	254,783
400,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 5.68%(US0001M+100bps), 4/15/34(b)	389,086

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$160,611	BX Commercial Mortgage Trust, Class B, Series 2022-LP2, 6.14%(TSFR1M+131bps), 2/15/39(b)	$152,892
119,000	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 7.31%(US0001M+263bps), 9/15/37(b)	109,854
339,150	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 6.39%(US0001M+145bps), 10/15/36(b)	329,623
238,850	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 6.19%(US0001M+125bps), 10/15/36(b)	233,468
476,000	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 6.74%(US0001M+180bps), 10/15/36(b)	462,242
100,000	BX Mortgage Trust, Class D, Series 2021-PAC, 5.98%(US0001M+130bps), 10/15/36(b)	92,070
302,000	BX Mortgage Trust, Class E, Series 2021-PAC, 6.63%(US0001M+195bps), 10/15/36(b)	278,239
100,000	BX Mortgage Trust, Class C, Series 2021-PAC, 5.78%(US0001M+110bps), 10/15/36(b)	93,092
36,410	BX Trust, Class D, Series 2022-IND, 7.67%(TSFR1M+284bps), 4/15/24(b)	34,076
42,945	BX Trust, Class C, Series 2022-IND, 7.12%(TSFR1M+229bps), 4/15/24(b)	41,322
177,096	Cascade Funding Mortgage Trust, Class A, Series 2021-HB6, 0.90%, 6/25/36, Callable 4/25/23 @ 100(b)(c)	167,916
336,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016- 6A, 5.86%(US0003M+105bps), 4/20/34, Callable 4/20/23 @ 100(b)	324,583
264,000	Cedar Funding X CLO, Ltd., Class AR, Series 2019- 10A, 5.91%(US0003M+110bps), 10/20/32, Callable 4/20/23 @ 100(b)	258,256
250,000	Cedar Funding XII CLO, Ltd., Class A1R, Series 2020-12A, 5.95%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(b)	242,432
387,000	Cedar Funding XV CLO, Ltd., Class A, Series 2022- 15A, 5.96%(TSFR3M+132bps), 4/20/35, Callable 4/20/24 @ 100(b)	376,422
122,078	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 6.18%(US0001M+150bps), 6/15/34(b)	120,000
622,301	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 5.80%(US0001M+112bps), 6/15/34(b)	604,495
137,958	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 6.43%(US0001M+175bps), 6/15/34(b)	129,569
55,544	CIM Retail Portfolio Trust, Class D, Series 2021- RETL, 7.74%(US0001M+305bps), 8/15/36(b)	53,775
328,000	Columbia Cent CLO 29, Ltd., Class AR, Series 2020- 29A, 5.98%(US0003M+117bps), 10/20/34, Callable 10/20/23 @ 100(b)	317,842
580,000	Columbia Cent CLO 30, Ltd., Class A1, Series 2020- 30A, 6.12%(US0003M+131bps), 1/20/34, Callable 4/20/23 @ 100(b)	567,215
440,000	Columbia Cent CLO 31, Ltd., Class A1, Series 2021- 31A, 6.01%(US0003M+120bps), 4/20/34, Callable 7/20/23 @ 100(b)	426,893
116,301	Credit Suisse Mortgage Capital Certificates, Class A, Series 2020-NET, 2.26%, 8/15/37(b)	104,500
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(b)	96,084
1,384,000	CSMC Trust, Class D, Series 2017-PFHP, 6.93%(US0001M+225bps), 12/15/30(b)	1,308,472
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(b)	95,560

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$309,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(b)	$297,897
128,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(b)	119,482
250,000	Dryden 98 CLO, Ltd., Class A, Series 2022-98A, 5.94%(TSFR3M+130bps), 4/20/35, Callable 4/20/24 @ 100(b)	242,736
378,000	Eaton Vance CLO, Ltd., Class AR, Series 2020-2A, 5.94%(US0003M+115bps), 1/15/35, Callable 1/15/24 @ 100(b)	369,045
250,000	Eaton Vance CLO, Ltd., Class A13R, Series 2013-1A, 6.04%(US0003M+125bps), 1/15/34, Callable 4/15/23 @ 100(b)	244,133
131,786	Extended Stay America Trust, Class D, Series 2021- ESH, 6.94%(US0001M+225bps), 7/15/38(b)	125,515
97,619	Extended Stay America Trust, Class C, Series 2021- ESH, 6.39%(US0001M+170bps), 7/15/38(b)	94,076
250,000	Flatiron CLO 19, Ltd., Class AR, Series 2019-1A, 5.95%(US0003M+108bps), 11/16/34, Callable 5/16/23 @ 100(b)	244,910
250,000	Flatiron CLO 21, Ltd., Class A1, Series 2021-1A, 5.91%(US0003M+111bps), 7/19/34, Callable 7/19/23 @ 100(b)	244,255
100,000	GS Mortgage Securities Corp. Trust, Class B, Series 2021-IP, 5.83%(US0001M+115bps), 10/15/36(b)	93,458
250,000	Invesco CLO, Ltd., Class A, Series 2021-3A, 5.95%(US0003M+113bps), 10/22/34, Callable 10/22/23 @ 100(b)	242,934
97,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23, Callable 7/5/23 @ 100(b)	89,140
133,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23, Callable 7/5/23 @ 100(b)	119,907
63,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23, Callable 7/5/23 @ 100(b)	58,870
506,000	KKR CLO 41, Ltd., Class A1, Series 2022-41A, 5.96%(TSFR3M+133bps), 4/15/35, Callable 4/15/24 @ 100(b)	495,165
173,000	Life Mortgage Trust, Class D, Series 2022-BMR2, 7.37%(TSFR1M+254bps), 5/15/39, Callable 5/15/24 @ 100(b)	165,207
98,297	Life Mortgage Trust, Class E, Series 2021-BMR, 6.69%(US0001M+175bps), 3/15/38(b)	91,677
98,297	Life Mortgage Trust, Class D, Series 2021-BMR, 6.34%(US0001M+140bps), 3/15/38(b)	92,902
98,297	Life Mortgage Trust, Class C, Series 2021-BMR, 6.04%(US0001M+110bps), 3/15/38(b)	93,390
194,000	Life Mortgage Trust, Class C, Series 2022-BMR2, 6.92%(TSFR1M+209bps), 5/15/39, Callable 5/15/24 @ 100(b)	186,722
369,000	Madison Park Funding LII, Ltd., Class A, Series 2021-52A, 5.92%(US0003M+110bps), 1/22/35, Callable 1/22/24 @ 100(b)	356,584
400,000	Magnetite XXX, Ltd., Class A, Series 2021-30A, 5.95%(US0003M+113bps), 10/25/34, Callable 10/25/23 @ 100(b)	389,708
46,865	Mesquite Energy, Inc., 15.00%, 7/15/23(a)(d)(e)	286,945
79,890	Mesquite Energy, Inc., 15.00%, 7/15/23(a)(d)(e)	489,150

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$86,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(b)	$80,196
593,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36, Callable 11/10/24 @ 100(b)	558,285
723,200	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 6.18%(US0001M+150bps), 6/15/35(b)	578,560
300,000	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 5.93%(US0001M+125bps), 6/15/35(b)	268,938
82,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(b)(c)	75,329
24,835	Prima Capital CRE Securitization, Class A, Series 2021-9A, 6.21%(US0001M+145bps), 12/15/37, Callable 12/25/23 @ 100(b)	24,519
420,000	RR 7, Ltd., Class A1AB, Series 2019-7A, 6.00%(TSFR3M+134bps), 1/15/37, Callable 4/15/23 @ 100(b)	413,540
103,000	SPGN Mortgage Trust, Class B, Series 2022-TFLM, 6.83%(TSFR1M+200bps), 2/15/39, Callable 2/15/24 @ 100(b)	98,005
53,000	SPGN Mortgage Trust, Class C, Series 2022-TFLM, 7.48%(TSFR1M+265bps), 2/15/39, Callable 2/15/24 @ 100(b)	49,680
146,000	SREIT Trust, Class C, Series 2021-MFP, 6.01%(US0001M+133bps), 11/15/38(b)	137,113
100,000	SREIT Trust, Class D, Series 2021-MFP, 6.26%(US0001M+158bps), 11/15/38(b)	93,337
350,000	Symphony CLO XXVI, Ltd., Class AR, Series 2021- 26A, 5.89%(US0003M+108bps), 4/20/33, Callable 4/20/23 @ 100(b)	342,087
20,000	VLS Commercial Mortgage Trust, Class B, Series 2020-LAB, 2.45%, 10/10/42(b)	14,961
250,000	Voya CLO, Ltd., Class AR, Series 2020-1A, 5.94%(US0003M+115bps), 7/16/34, Callable 7/16/23 @ 100(b)	243,836
516,000	Voya CLO, Ltd., Class A, Series 2019-2, 6.08%(US0003M+127bps), 7/20/32, Callable 4/20/23 @ 100(b)	509,853
250,000	Voya CLO, Ltd., Class A1R, Series 2020-2A, 5.96%(US0003M+116bps), 7/19/34, Callable 7/19/23 @ 100(b)	244,481

Total Collateralized Mortgage Obligations (Cost $19,705,637)		19,463,622

Convertible Bonds (0.1%):
Entertainment (0.0%†):
17,000	Live Nation Entertainment, Inc., 2.00%, 2/15/25	16,629

Hotels, Restaurants & Leisure (0.0%†):
18,000	Booking Holdings, Inc., 0.75%, 5/1/25	26,821
15,000	Vail Resorts, Inc., 4.33%, 1/1/26	13,347

		40,168

Leisure Products (0.0%†):
13,000	Callaway Golf Co., 2.75%, 5/1/26	17,636

Media (0.1%):
35,000	DISH Network Corp., 2.38%, 3/15/24	30,922
89,000	DISH Network Corp., 3.38%, 8/15/26	45,093

		76,015

Principal Amount		Value
Convertible Bonds, continued
Professional Services (0.0%†):
$8,000	FTI Consulting, Inc., 2.00%, 8/15/23	$15,565
13,000	KBR, Inc., 2.50%, 11/1/23	28,111

		43,676

Semiconductors & Semiconductor Equipment (0.0%†):
8,000	ON Semiconductor Corp., 1.63%, 10/15/23	31,527

Total Convertible Bonds (Cost $222,134)		225,651

Bank Loans (0.4%):
Chemicals (0.0%†):
24,625	Consolidated Energy Term Incr B 1Ln, 8.11% (LIBOR+350bps)	23,886
9,900	Diversey Term B 1Ln, 7.07% (LIBOR+275bps), 9/29/28	9,855

		33,741

Construction & Engineering (0.0%†):
50,000	Convergint Tech Term 2Ln, 8.07% (LIBOR+675bps), 3/31/29	43,709
9,850	Convergint Tech Term B 1Ln, 11.07% (LIBOR+375bps), 3/31/28	9,548

		53,257

Diversified Consumer Services (0.0%†):
5,000	Ascend Learning Term 2Ln, 7.32% (LIBOR+575bps), 12/10/29	4,291
74,250	Ascend Learning Term B 1Ln, 7.71% (LIBOR+350bps), 12/10/28	68,403

		72,694

Health Care Providers & Services (0.1%):
105,000	Cano Health Term B, 0.00%, 11/23/27	77,700

Hotels, Restaurants & Leisure (0.2%):
108,900	City Football Group Term B 1Ln, 8.36% (LIBOR+300bps), 7/21/28	103,591
75,095	Diamond Sports Group Term 2Ln, 10.07% (Term SOFR+335bps), 8/24/26	4,318
156,412	Golden Entertainment Term B 1Ln, 7.82% (LIBOR+300bps), 10/20/24	156,021

		263,930

Industrial Products (0.0%†):
49,875	Westinghouse Term 1Ln, 12.32% (Term SOFR+375bps), 8/1/25	49,725

Media (0.0%†):
19,900	Authentic Brands Term B1 1Ln, 7.86% (Term SOFR+350bps), 12/21/28	19,568

Software (0.0%†):
6,771	Ion Analytics Term 1Ln, 7.82% (Term SOFR+400bps), 2/16/28	6,520

Software & Tech Services (0.1%):
48,787	athenahealth Term B 1Ln, 7.32% (Term SOFR+350bps), 2/15/29	45,615
5,978	athenahealth Term DD 1Ln, 4.32% (LIBOR+350bps), 2/15/29+	5,590
125,000	Nielsen Holdings Term B 1Ln, 4.36% (Term SOFR+0bps), 4/11/29	112,188

		163,393

Total Bank Loans (Cost $813,667)		740,528

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds (32.3%):
Aerospace & Defense (0.6%):
$214,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	$215,639
100,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	101,253
200,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	199,804
55,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 6/30/23 @ 102.06(b)	49,638
30,000	Howmet Aerospace, Inc., 5.95%, 2/1/37	30,225
30,000	Moog, Inc., 4.25%, 12/15/27, Callable 5/11/23 @ 103.19(b)	27,787
60,000	TransDigm UK Holdings plc, 6.88%, 5/15/26, Callable 5/11/23 @ 103.44	59,100
60,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 5/11/23 @ 101.59	58,500
55,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 5/11/23 @ 101.88	54,725
160,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 5/11/23 @ 102.75	148,000

		944,671

Air Freight & Logistics (0.0%†):
45,000	Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 4/26/23 @ 102.38(b)	39,600
38,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/11/23 @ 101.56(b)	37,573

		77,173

Automobile Components (0.2%):
25,000	Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @ 102.25	19,938
213,000	Magallanes, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100(b)	199,527
25,000	Magic Mergeco, Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63(b)	20,750
30,000	Thor Industries, Inc., 4.00%, 10/15/29, Callable 10/15/24 @ 102(b)	24,375

		264,590

Banks (4.0%):
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25	592,088
128,000	Bank of America Corp., Series G, 4.45%, 3/3/26	124,818
1,490,000	Bank of America Corp., 5.02% (SOFR+216 bps), 7/22/33, Callable 7/22/32 @ 100	1,468,975
120,000	CIT Group, Inc., 6.13%, 3/9/28	114,108
770,000	Citigroup, Inc., 4.30%, 11/20/26	744,893
500,000	Citigroup, Inc., 4.91% (SOFR+209 bps), 5/24/33, Callable 5/24/32 @ 100	489,012
100,000	Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	71,133
125,000	JPMorgan Chase & Co., 2.96% (SOFR+252 bps), 5/13/31, Callable 5/13/30 @ 100	107,850
1,600,000	JPMorgan Chase & Co., 4.59% (SOFR+180 bps), 4/26/33, Callable 4/26/32 @ 100	1,540,574
449,000	Wells Fargo & Co., 3.53% (SOFR+151 bps), 3/24/28, Callable 3/24/27 @ 100	423,227
1,100,000	Wells Fargo & Co., 4.90% (SOFR+210 bps), 7/25/33, Callable 7/25/32 @ 100	1,071,231

		6,747,909

Principal Amount		Value
Corporate Bonds, continued
Beverages (0.5%):
$250,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	$235,490
509,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	479,875
100,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	108,484
65,000	Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(b)	51,512

		875,361

Biotechnology (0.4%):
154,000	Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100	157,289
174,000	Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @ 100	178,588
165,000	Amgen, Inc., 5.60%, 3/2/43, Callable 9/2/42 @ 100	169,950
245,000	Emergent BioSolutions, Inc., 3.88%, 8/15/28, Callable 8/15/23 @ 101.94(b)	116,375

		622,202

Building Products (0.1%):
110,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 4/26/23 @ 102.5(b)	104,500
25,000	Builders FirstSource, Inc., 4.25%, 2/1/32, Callable 8/1/26 @ 102.13(b)	21,625
15,000	Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19(b)	13,294

		139,419

Capital Markets (2.6%):
340,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	326,015
540,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	498,225
20,000	Charles Schwab Corp. (The), 5.38% (H15T5Y+497 bps), 12/31/99, Callable 6/1/25 @ 100	18,950
40,000	Charles Schwab Corp. (The), 4.00% (H15T10Y+308 bps), 12/31/99, Callable 12/1/30 @ 100	31,500
140,000	Coinbase Global, Inc., 3.38%, 10/1/28, Callable 10/1/24 @ 101.69(b)	85,400
530,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	491,793
770,000	Goldman Sachs Group, Inc. (The), 3.10% (SOFR+141 bps), 2/24/33, Callable 2/24/32 @ 100	655,700
90,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	97,338
10,000	LCM Investments Holdings II LLC, 4.88%, 5/1/29, Callable 5/1/24 @ 102.44(b)	8,350
25,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5(b)	21,375
1,440,000	Morgan Stanley, 6.34% (SOFR+256 bps), 10/18/33, Callable 10/18/32 @ 100	1,571,213
45,000	MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @ 101.63(b)	36,506
80,000	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 10.75%, 7/1/25, Callable 5/11/23 @ 108.06(b)	78,312
85,000	Olympus Water US Holding Corp., 4.25%, 10/1/28, Callable 10/1/24 @ 102.13(b)	69,594
230,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(b)	214,277
250,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(b)	214,899

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$20,000	Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29, Callable 2/1/24 @ 103.13(b)	$14,850
35,000	Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(b)	20,300

		4,454,597

Chemicals (0.3%):
16,000	CF Industries, Inc., 4.95%, 6/1/43	13,720
170,000	Chemours Co. (The), 5.38%, 5/15/27, Callable 2/15/27 @ 100^	157,037
75,000	Chemours Co. (The), 5.75%, 11/15/28, Callable 11/15/23 @ 102.88(b)	65,906
25,000	Diamond BC BV, 4.63%, 10/1/29, Callable 10/1/24 @ 102.31(b)	24,250
50,000	LSB Industries, Inc., 6.25%, 10/15/28, Callable 10/15/24 @ 103.13(b)	44,625
25,000	Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32, Callable 8/1/26 @ 102.19	20,031
35,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(b)	34,344
50,000	Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81(b)	42,375
55,000	WR Grace Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(b)	46,063
15,000	WR Grace Holdings LLC, 7.38%, 3/1/31, Callable 3/1/26 @ 103.69(b)	15,019

		463,370

Commercial Services & Supplies (0.2%):
25,000	ADT Security Corp. (The), 4.13%, 8/1/29, Callable 8/1/28 @ 100(b)	22,281
70,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 5/11/23 @ 102.5(b)	66,063
25,000	Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26 @ 103.19(b)	25,406
110,000	CoreCivic, Inc., 8.25%, 4/15/26, Callable 4/15/24 @ 104.13	110,825
56,000	GEO Group, Inc. (The), 10.50%, 6/30/28, Callable 4/21/23 @ 103	56,840
35,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable 5/11/23 @ 102.5(b)	31,062
35,000	Pitney Bowes, Inc., 6.88%, 3/15/27, Callable 3/15/24 @ 103.44(b)	27,694
50,000	Stericycle, Inc., 3.88%, 1/15/29, Callable 11/15/23 @ 101.94(b)	43,875

		384,046

Communication Services (0.4%):
74,000	Magallanes, Inc., 4.05%, 3/15/29, Callable 1/15/29 @ 100(b)	68,677
310,000	Magallanes, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100(b)	276,117
234,000	Magallanes, Inc., 5.14%, 3/15/52, Callable 9/15/51 @ 100(b)	188,501
155,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(b)	129,345

		662,640

Principal Amount		Value
Corporate Bonds, continued
Communications Equipment (0.1%):
$90,000	CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24 @ 102.38(b)	$74,700
50,000	Viavi Solutions, Inc., 3.75%, 10/1/29, Callable 10/1/24 @ 101.88(b)	42,625

		117,325

Construction & Engineering (0.2%):
40,000	Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @ 102.19(b)	35,650
140,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 5/11/23 @ 102.13(b)	123,200
45,000	Dycom Industries, Inc., 4.50%, 4/15/29, Callable 4/15/24 @ 102.25(b)	40,612
35,000	Global Infrastructure Solutions, Inc., 5.63%, 6/1/29, Callable 6/1/24 @ 102.81(b)	28,919
35,000	Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29, Callable 6/1/24 @ 102.63^(b)	26,425
150,000	Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(b)	130,500

		385,306

Consumer Discretionary Services (0.0%†):
70,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25 @ 103.38(b)	57,575

Consumer Finance (2.2%):
370,000	Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100	375,722
85,000	Ally Financial, Inc., 4.70% (H15T5Y+387 bps), 12/31/99, Callable 5/15/26 @ 100	60,044
636,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	582,261
440,000	Capital One Financial Corp., 5.25% (SOFR+260 bps), 7/26/30, Callable 7/26/29 @ 100	414,150
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	231,028
355,000	Discover Financial Services, 4.10%, 2/9/27, Callable 11/9/26 @ 100	332,696
215,000	Ford Motor Credit Co LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100	182,486
940,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	897,422
80,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	78,158
110,000	OneMain Finance Corp., 3.50%, 1/15/27, Callable 1/15/24 @ 101.75	91,987
75,000	OneMain Finance Corp., 4.00%, 9/15/30, Callable 9/15/25 @ 102	56,250
470,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	397,794

		3,699,998

Consumer Staple Products (0.1%):
180,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.75%, 4/1/33, Callable 1/1/33 @ 100(b)	172,125

Consumer Staples Distribution & Retail (0.3%):
35,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 1/15/27, Callable 5/11/23 @ 103.47(b)	33,600

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Consumer Staples Distribution & Retail, continued
$80,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29, Callable 9/15/23 @ 101.75(b)	$69,400
50,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66(b)	46,437
65,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 5/11/23 @ 101.72^(b)	65,325
30,000	Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13(b)	27,038
70,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	74,980
100,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	113,591
30,000	United Natural Foods, Inc., 6.75%, 10/15/28, Callable 10/15/23 @ 103.38(b)	27,900
25,000	US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(b)	22,469

		480,740

Containers & Packaging (0.1%):
5,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 4.13%, 8/15/26, Callable 4/21/23 @ 102.06(b)	4,675
35,000	Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	28,962
30,000	Graphic Packaging International LLC, 3.75%, 2/1/30, Callable 8/1/29 @ 100(b)	26,062
35,000	Mauser Packaging Solutions Holding Co., 7.88%, 8/15/26, Callable 8/15/24 @ 103.94(b)	35,000
25,000	Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 2/1/28, Callable 2/1/25 @ 103.06(b)	25,188

		119,887

Diversified Consumer Services (0.1%):
39,000	Adtalem Global Education, Inc., 5.50%, 3/1/28, Callable 3/1/24 @ 102.75(b)	36,855
32,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable 6/1/24 @ 102.31(b)	26,680
61,000	APX Group, Inc., 6.75%, 2/15/27, Callable 5/11/23 @ 103.38(b)	60,390

		123,925

Diversified REITs (3.0%):
150,000	American Homes 4 Rent LP, 3.63%, 4/15/32, Callable 1/15/32 @ 100	129,676
100,000	Boston Properties LP, 6.75%, 12/1/27, Callable 11/1/27 @ 100	98,356
421,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	320,685
288,000	Brandywine Operating Partnership LP, 7.55%, 3/15/28, Callable 2/15/28 @ 100	257,760
98,000	Corporate Office Properties LP, 2.25%, 3/15/26, Callable 2/15/26 @ 100	87,272
85,000	Corporate Office Properties LP, 2.75%, 4/15/31, Callable 1/15/31 @ 100	62,933
30,000	CTR Partnership LP/CareTrust Capital Corp., 3.88%, 6/30/28, Callable 3/30/28 @ 100(b)	25,364
75,000	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27, Callable 9/15/27 @ 100(b)	59,284
98,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	84,737

Principal Amount		Value
Corporate Bonds, continued
Diversified REITs, continued
$290,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	$193,554
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	132,310
140,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 5/11/23 @ 102.5	115,150
150,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31, Callable 3/15/26 @ 101.75	99,562
900,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	849,360
435,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	364,899
35,000	Piedmont Operating Partnership LP, 2.75%, 4/1/32, Callable 1/1/32 @ 100	24,170
22,000	Retail Properties of America, Inc., 4.75%, 9/15/30, Callable 6/15/30 @ 100	19,784
230,000	Sabra Health Care LP, 3.20%, 12/1/31, Callable 9/1/31 @ 100	167,823
55,000	Service Properties Trust, 5.50%, 12/15/27, Callable 9/15/27 @ 100	49,087
60,000	Service Properties Trust, 4.95%, 10/1/29, Callable 7/1/29 @ 100	45,300
112,000	STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	81,819
87,000	Sun Communities Operating LP, 2.30%, 11/1/28, Callable 9/1/28 @ 100	74,100
232,000	Sun Communities Operating LP, 2.70%, 7/15/31, Callable 4/15/31 @ 100	186,960
387,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	355,239
237,000	Tanger Properties LP, 2.75%, 9/1/31, Callable 6/1/31 @ 100	169,593
70,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(b)	40,950
631,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	604,647
50,000	Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	40,157
300,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100	294,339
101,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	92,857

		5,127,727

Diversified Telecommunication Services (0.5%):
110,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	106,969
410,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	391,887
40,000	Consolidated Communications, Inc., 5.00%, 10/1/28, Callable 10/1/23 @ 103.75(b)	26,800
30,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 5/11/23 @ 103.06(b)	18,188
25,000	Frontier Communications Corp., 5.88%, 10/15/27, Callable 10/15/23 @ 102.94(b)	22,781
8,244	Frontier Communications Holdings LLC, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94	6,286
299,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	253,202

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$25,000	Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 5/11/23 @ 100(b)	$19,000

		845,113

Electric Utilities (0.7%):
96,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 5/11/23 @ 103.38(b)	89,040
20,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(b)	17,900
70,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94(b)	59,150
130,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	111,776
160,000	Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(b)	128,576
110,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	104,304
45,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27, Callable 1/15/24 @ 104	44,100
29,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(b)	27,767
40,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 4/26/23 @ 102.88	38,900
30,000	NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24 @ 101.69(b)	24,900
55,000	NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 101.81(b)	44,138
67,042	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)	66,204
210,000	Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable 1/1/50 @ 100	172,496
140,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63	129,150
19,655	Topaz Solar Farms LLC, 5.75%, 9/30/39(b)	18,476
110,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 4/21/23 @ 102.5(b)	103,400

		1,180,277

Electrical Equipment (0.1%):
35,000	Artera Services LLC, 9.03%, 12/4/25, Callable 5/11/23 @ 104.52(b)	30,100
45,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(b)	40,444
60,000	Vertiv Group Corp., 4.13%, 11/15/28, Callable 11/15/24 @ 102.06(b)	52,650

		123,194

Electronic Equipment, Instruments & Components (0.1%):
110,000	II-VI, Inc., 5.00%, 12/15/29, Callable 12/14/24 @ 102.5(b)	99,413

Energy Equipment & Services (0.0%†):
70,000	Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26 @ 104.38(b)	71,225

Entertainment (0.0%†):
60,000	ROBLOX Corp., 3.88%, 5/1/30, Callable 11/1/24 @ 101.94(b)	51,450

Principal Amount		Value
Corporate Bonds, continued
Financial Services (0.4%):
$15,000	Clydesdale Acquisition Holdings, Inc., 6.63%, 4/15/29, Callable 4/15/25 @ 103.31(b)	$14,438
60,000	Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable 11/1/24 @ 103.25(b)	34,350
75,000	Hightower Holding LLC, 6.75%, 4/15/29, Callable 4/15/24 @ 103.38(b)	63,563
70,000	Jackson Financial, Inc., 5.17%, 6/8/27, Callable 5/8/27 @ 100^	69,840
90,000	Jackson Financial, Inc., 5.67%, 6/8/32, Callable 3/8/32 @ 100^	88,034
30,000	Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29, Callable 11/15/24 @ 102.25(b)	26,887
140,000	Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 7/1/23 @ 102.13(b)	78,925
20,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(b)	11,000
25,000	OI European Group BV, 4.75%, 2/15/30, Callable 11/15/24 @ 102.38(b)	22,875
250,000	Peachtree Funding Trust, 3.98%, 2/15/25(b)	241,826

		651,738

Financials (0.4%):
640,000	Blackstone Private Credit Fund, 4.70%, 3/24/25^	611,779

Food Products (0.4%):
75,000	C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 12/15/23 @ 102.5(b)	57,281
550,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32 @ 100(b)	429,000
110,000	Pilgrim’s Pride Corp., 4.25%, 4/15/31, Callable 4/15/26 @ 102.13	96,800
15,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 4/26/23 @ 102.81(b)	14,700
28,000	Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(b)	24,640

		622,421

Ground Transportation (0.0%†):
25,000	Uber Technologies, Inc., 4.50%, 8/15/29, Callable 8/15/24 @ 102.25(b)	22,781

Health Care (0.0%†):
50,000	180 Medical, Inc., 3.88%, 10/15/29, Callable 10/7/24 @ 101.94(b)	44,125
20,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 5/11/23 @ 105.31(b)	5,200

		49,325

Health Care Providers & Services (1.6%):
30,000	AHP Health Partners, Inc., 5.75%, 7/15/29, Callable 7/15/24 @ 102.88(b)	25,200
5,000	Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24 @ 103.13(b)	2,850
30,000	Centene Corp., 2.45%, 7/15/28, Callable 5/15/28 @ 100	25,988
630,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	594,562
360,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	313,200
100,000	CHS/Community Health Systems, Inc., 5.63%, 3/15/27, Callable 12/15/23 @ 102.81(b)	86,500

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$100,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29, Callable 1/15/24 @ 103(b)	$82,750
55,000	CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(b)	33,413
250,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	246,023
90,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 5/11/23 @ 102(b)	86,175
50,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	48,170
130,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	123,291
85,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(b)	72,037
25,000	Garden Spinco Corp., 8.63%, 7/20/30, Callable 7/20/27 @ 102.16(b)	26,750
203,000	HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100	206,553
110,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	97,625
25,000	HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24 @ 102.25(b)	22,250
64,000	Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29 @ 100	60,044
60,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(b)	52,350
40,000	Owens & Minor, Inc., 4.50%, 3/31/29, Callable 3/31/24 @ 102.25(b)	31,800
21,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25, Callable 5/11/23 @ 100(b)	20,790
195,000	Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06	186,225
65,000	Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 12/1/24 @ 102.19	58,500
181,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	149,182
35,000	Toledo Hospital (The), 6.02%, 11/15/48	23,800

		2,676,028

Hotels, Restaurants & Leisure (0.6%):
25,000	Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(b)	22,250
65,000	Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31(b)	56,956
130,000	Carnival Corp., 10.50%, 2/1/26, Callable 8/1/23 @ 105.25(b)	135,038
45,000	Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @ 105.25^(b)	43,200
65,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(b)	66,300
25,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29, Callable 6/1/24 @ 102.5(b)	22,125
30,000	Jacobs Entertainment, Inc., 6.75%, 2/15/29, Callable 2/15/25 @ 103.38(b)	25,987
25,000	Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25(b)	21,281
105,000	MGM Resorts International, 5.75%, 6/15/25, Callable 3/15/25 @ 100	104,475
45,000	NCL Corp., Ltd., 3.63%, 12/15/24, Callable 4/21/23 @ 100.91(b)	41,850
75,000	NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24 @ 102.94(b)	70,239

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$55,000	NCL Corp., Ltd., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19(b)	$55,138
25,000	NCL Finance, Ltd., 6.13%, 3/15/28, Callable 12/15/27 @ 100(b)	20,188
37,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25, Callable 4/21/23 @ 108.63(b)	39,312
40,000	Royal Caribbean Cruises, Ltd., 5.50%, 8/31/26, Callable 2/28/26 @ 100(b)	36,800
50,000	Royal Caribbean Cruises, Ltd., 5.38%, 7/15/27, Callable 10/15/26 @ 100(b)	44,250
40,000	Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30, Callable 12/15/25 @ 103.63(b)	40,200
85,000	Station Casinos LLC, 4.50%, 2/15/28, Callable 5/11/23 @ 102.25(b)	76,712
45,000	Viking Cruises, Ltd., 13.00%, 5/15/25, Callable 4/26/23 @ 109.75(b)	47,531
100,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25, Callable 12/1/24 @ 100(b)	97,625
40,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31, Callable 11/15/30 @ 100^(b)	40,550

		1,108,007

Household Durables (0.1%):
30,000	Ambience Merger Sub, Inc., 4.88%, 7/15/28, Callable 7/15/23 @ 102.44(b)	20,325
35,000	Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @ 102.31(b)	28,481
30,000	Century Communities, Inc., 3.88%, 8/15/29, Callable 2/15/29 @ 100(b)	25,725
65,000	LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(b)	49,887
40,000	Newell Brands, Inc., 5.38%, 4/1/36, Callable 10/1/35 @ 100	35,100
25,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(b)	18,500
25,000	Tempur Sealy International, Inc., 3.88%, 10/15/31, Callable 10/15/26 @ 101.94(b)	20,813
50,000	TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26 @ 102.06(b)	41,875

		240,706

Household Products (0.0%†):
35,000	Central Garden & Pet Co., 4.13%, 4/30/31, Callable 4/30/26 @ 102.06(b)	29,838

Independent Power and Renewable Electricity Producers (0.4%):
350,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(b)	331,791
280,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(b)	251,201
20,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 4/21/23 @ 103.56(b)	19,075
20,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28, Callable 8/15/23 @ 103.38(b)	18,300
40,000	Sunnova Energy Corp., 5.88%, 9/1/26, Callable 9/1/23 @ 102.94^(b)	33,900

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Independent Power and Renewable Electricity Producers, continued
$40,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(b)	$38,000

		692,267

Industrial Conglomerates (0.1%):
220,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	206,250

Industrial Services (0.1%):
90,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(b)	72,450
35,000	Railworks Holdings LP/Railworks Rally, Inc., 8.25%, 11/15/28, Callable 11/15/24 @ 104.13(b)	32,594

		105,044

Insurance (1.1%):
300,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	283,500
35,000	AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(b)	30,975
25,000	AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81(b)	21,594
30,000	BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable 4/15/24 @ 102.94(b)	25,425
190,000	Corebridge Financial, Inc., 3.65%, 4/5/27, Callable 3/5/27 @ 100(b)	177,852
130,000	Corebridge Financial, Inc., 3.90%, 4/5/32, Callable 1/5/32 @ 100(b)	112,265
70,000	Corebridge Financial, Inc., 4.40%, 4/5/52, Callable 10/5/51 @ 100(b)	54,536
340,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(b)	293,561
50,000	HUB International, Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81(b)	43,438
70,000	Liberty Mutual Group, Inc., 4.57%, 2/1/29(b)	67,390
330,000	Pacific Lifecorp, 5.13%, 1/30/43(b)	308,687
35,000	Ryan Specialty Group LLC, 4.38%, 2/1/30, Callable 2/1/25 @ 102.19(b)	30,581
280,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	261,231
110,000	USI, Inc., 6.88%, 5/1/25, Callable 5/11/23 @ 100(b)	107,525

		1,818,560

Interactive Media & Services (0.0%†):
85,000	Match Group Holdings II LLC, 3.63%, 10/1/31, Callable 10/1/26 @ 101.81(b)	68,531

IT Services (0.1%):
10,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 102.13(b)	8,325
15,000	Arches Buyer, Inc., 6.13%, 12/1/28, Callable 12/1/23 @ 103.06(b)	12,375
25,000	Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100	22,731
25,000	Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100	20,438
20,000	Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable 7/1/24 @ 102(b)	18,050
30,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(b)	26,850
50,000	Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94	42,312

		151,081

Principal Amount		Value
Corporate Bonds, continued
Leisure Products (0.0%†):
$5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 5/11/23 @ 104.41(b)	$4,975
30,000	Mattel, Inc., 6.20%, 10/1/40	27,075

		32,050

Life Sciences Tools & Services (0.0%†):
20,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(b)	18,350
15,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 101.88(b)	13,275

		31,625

Machinery (0.1%):
35,000	GrafTech Finance, Inc., 4.63%, 12/15/28, Callable 12/15/23 @ 102.31(b)	29,400
30,000	ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(b)	25,125
40,000	Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24 @ 102.06(b)	34,600
135,000	Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(b)	103,613
25,000	Mueller Water Products, Inc., 4.00%, 6/15/29, Callable 6/15/24 @ 102(b)	22,312

		215,050

Media (1.5%):
45,000	Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 2/15/28, Callable 5/11/23 @ 113(b)	19,800
35,000	Austin BidCo, Inc., 7.13%, 12/15/28, Callable 12/15/23 @ 103.56(b)	27,475
25,000	Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81(b)	17,187
45,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28, Callable 4/26/23 @ 102.5(b)	41,512
395,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30, Callable 9/1/24 @ 102.38(b)	340,687
105,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33, Callable 6/1/27 @ 102.25(b)	83,475
160,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.40%, 4/1/33, Callable 1/1/33 @ 100^	141,495
332,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.25%, 4/1/53, Callable 10/1/52 @ 100	268,361
110,000	CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25 @ 102.31(b)	53,900
130,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(b)	93,600
745,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 4/26/23 @ 102.69(b) (e)	40,975
230,000	DISH DBS Corp., 7.75%, 7/1/26	151,225
75,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	74,149
75,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	71,875
30,000	Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(b)	19,725
85,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28, Callable 9/15/23 @ 103.25(b)	34,850
140,000	TEGNA, Inc., 4.75%, 3/15/26, Callable 5/11/23 @ 102.38(b)	131,950

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$35,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27, Callable 4/21/23 @ 104.44(b)	$26,425
950,000	Time Warner Cable, Inc., 6.75%, 6/15/39	930,893
55,000	Univision Communications, Inc., 6.63%, 6/1/27, Callable 6/1/23 @ 103.31(b)	51,700

		2,621,259

Metals & Mining (0.0%†):
30,000	Allegheny Technologies, Inc., 4.88%, 10/1/29, Callable 10/1/24 @ 102.44	27,307
25,000	Commercial Metals Co., 4.13%, 1/15/30, Callable 1/15/25 @ 102.06	22,000
25,000	Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @ 101.94(b)	20,719

		70,026

Mortgage Real Estate Investment Trusts (REITs) (0.0%†):
25,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp, 4.75%, 6/15/29, Callable 6/15/24 @ 102.38(b)	18,188
30,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	28,275

		46,463

Multi-Utilities (0.2%):
100,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100	92,333
141,000	Puget Energy, Inc., 4.22%, 3/15/32, Callable 12/15/31 @ 100	129,098
55,000	Sempra Energy, 6.00%, 10/15/39	57,061

		278,492

Oil, Gas & Consumable Fuels (4.4%):
25,000	Apache Corp., 7.38%, 8/15/47	24,375
70,000	Cheniere Energy Partners LP, 4.00%, 3/1/31, Callable 3/1/26 @ 102	62,125
55,000	Cheniere Energy Partners, LP, 3.25%, 1/31/32, Callable 1/31/27 @ 101.63	45,375
160,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(b)	160,962
10,000	Cnx Midstream Partners LP, 4.75%, 4/15/30, Callable 4/15/25 @ 102.38(b)	8,400
15,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 104.5(b)	14,044
30,000	Colgate Energy Partners III LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(b)	27,975
80,000	Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(b)	72,800
85,000	Continental Resources, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100(b)	81,388
105,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29, Callable 2/1/24 @ 103(b)	99,225
55,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 7.38%, 2/1/31, Callable 2/1/26 @ 103.69(b)	55,000
90,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 4/26/23 @ 101.31(b)	86,625
25,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 4/26/23 @ 102.88(b)	22,875

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$105,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	$104,370
60,000	DCP Midstream Operating LP, 5.13%, 5/15/29, Callable 2/15/29 @ 100	58,800
375,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(b)	367,500
100,000	DCP Midstream Operating LP, 5.60%, 4/1/44, Callable 10/1/43 @ 100	95,000
35,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(b)	32,112
18,000	Devon Energy Corp., 5.25%, 10/15/27, Callable 4/21/23 @ 102.63	17,949
25,000	DT Midstream, Inc., 4.13%, 6/15/29, Callable 6/15/24 @ 102.06(b)	21,750
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	120,770
350,000	Energy Transfer LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	345,625
427,000	Energy Transfer LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	358,871
60,000	EnLink Midstream LLC, 5.63%, 1/15/28, Callable 7/15/27 @ 100(b)	58,575
70,000	EQM Midstream Partners LP, 4.50%, 1/15/29, Callable 7/15/28 @ 100(b)	59,500
45,000	EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100	42,638
150,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	145,980
109,000	Hess Corp., 7.30%, 8/15/31	119,571
610,000	Hess Corp., 5.60%, 2/15/41	584,335
70,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 5/11/23 @ 101.41(b)	68,775
35,000	Hess Midstream Operations LP, 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(b)	30,888
20,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.38%, 4/15/27, Callable 4/15/24 @ 103.19(b)	19,750
20,000	Kinetik Holdings LP, 5.88%, 6/15/30, Callable 6/15/25 @ 102.94(b)	19,061
25,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29, Callable 7/1/24 @ 102.13(b)	21,750
140,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	139,021
200,000	MPLX, LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100	194,891
65,000	Murphy Oil Corp., 5.88%, 12/1/27, Callable 5/11/23 @ 102.94	63,050
60,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26, Callable 5/11/23 @ 103.75(b)	57,600
50,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	44,625
85,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	98,600
787,000	Occidental Petroleum Corp., 7.50%, 5/1/31	867,667
25,000	Occidental Petroleum Corp., 7.88%, 9/15/31	28,063
422,000	Occidental Petroleum Corp., 6.45%, 9/15/36	441,517
40,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	32,300
40,000	Occidental Petroleum Corp., 6.20%, 3/15/40	40,200
120,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	93,900

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$80,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	$62,000
50,000	PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28, Callable 5/11/23 @ 103	47,625
15,000	PDC Energy, Inc., 5.75%, 5/15/26, Callable 5/11/23 @ 102.88	14,550
110,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	107,274
45,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100	44,212
230,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100	220,512
408,000	Sanchez Energy Corp., 7.25%, 2/15/23(a)(d)(e)	—
20,000	SM Energy Co., 5.63%, 6/1/25, Callable 5/11/23 @ 100.94	19,400
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(b)	325,672
25,000	Southwestern Energy Co., 4.75%, 2/1/32, Callable 2/1/27 @ 102.38	21,938
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 5/11/23 @ 102	4,925
95,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 5/11/23 @ 102.94	91,200
60,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30, Callable 12/31/25 @ 103(b)	53,250
30,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	29,100
20,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 1/15/32, Callable 7/15/26 @ 102	17,430
13,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	12,513
600,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	566,250
85,000	Western Midstream Operating LP, 4.30%, 2/1/30, Callable 11/1/29 @ 100	77,350
220,000	Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable 5/15/32 @ 100	210,435

		7,481,809

Paper & Forest Products (0.0%†):
45,000	Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38(b)	29,644

Passenger Airlines (0.0%†):
35,000	American Airlines, Inc., 7.25%, 2/15/28, Callable 2/15/25 @ 103.63(b)	34,038

Personal Care Products (0.0%†):
25,000	BellRing Brands, Inc., 7.00%, 3/15/30, Callable 3/15/27 @ 101.75(b)	25,250

Pharmaceuticals (0.2%):
37,000	Bausch Health Cos., Inc., 11.00%, 9/30/28(b)	26,640
7,000	Bausch Health Cos., Inc., 14.00%, 10/15/30, Callable 10/15/25 @ 106(b)	3,955
20,000	Catalent Pharma Solutions, Inc., 3.50%, 4/1/30, Callable 4/1/25 @ 101.75^(b)	17,550

Principal Amount		Value
Corporate Bonds, continued
Pharmaceuticals, continued
$116,000	Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable 5/28/28 @ 100	$108,460
20,000	Jazz Securities DAC, 4.38%, 1/15/29, Callable 7/15/24 @ 102.19(b)	18,275
70,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06(b)	63,700
230,000	Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100	187,206

		425,786

Professional Services (0.1%):
25,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31(b)	23,313
90,000	CoreLogic, Inc., 4.50%, 5/1/28, Callable 5/1/24 @ 102.25(b)	68,850

		92,163

Real Estate (0.4%):
27,000	Corporate Office Properties, LP, 2.00%, 1/15/29, Callable 11/15/28 @ 100	20,702
225,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32, Callable 1/15/32 @ 100	201,556
390,000	VICI Properties LP, 4.95%, 2/15/30, Callable 12/15/29 @ 100	366,600
40,000	VICI Properties LP / VICI Note Co., Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(b)	38,550

		627,408

Real Estate Management & Development (0.2%):
150,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	120,270
35,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable 9/1/24 @ 102.38	25,813
70,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29, Callable 1/15/24 @ 102.88(b)	52,237
120,000	TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63(b)	113,250

		311,570

Retail & Wholesale - Discretionary (0.0%†):
15,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30, Callable 2/1/25 @ 102.75(b)	12,638

Semiconductors & Semiconductor Equipment (0.6%):
55,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(b)	44,899
797,000	Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(b)	624,874
490,000	Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40 @ 100(b)	368,973
30,000	ON Semiconductor Corp., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(b)	27,000
50,000	Qorvo, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19	46,063

		1,111,809

Software (0.5%):
55,000	Acuris Finance US, Inc./Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(b)	43,175
25,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 5/11/23 @ 103.56(b)	24,938
40,000	Clarivate Science Holdings Corp., 4.88%, 7/1/29, Callable 6/30/24 @ 102.44(b)	35,500

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Software, continued
$30,000	Elastic NV, 4.13%, 7/15/29, Callable 7/15/24 @ 102.06(b)	$25,500
30,000	Fair Isaac Corp., 4.00%, 6/15/28, Callable 4/26/23 @ 102(b)	27,750
55,000	MicroStrategy, Inc., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06^(b)	48,812
555,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	495,342
240,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	205,548

		906,565

Specialty Retail (0.5%):
35,000	Asbury Automotive Group, Inc., 4.63%, 11/15/29, Callable 11/15/24 @ 102.31(b)	31,150
47,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	44,199
200,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	189,920
66,000	Carvana Co., 5.88%, 10/1/28, Callable 10/1/23 @ 104.41(b)	27,720
10,000	Carvana Co., 4.88%, 9/1/29, Callable 9/1/24 @ 102.44(b)	4,050
55,000	Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @ 105.13(b)	31,350
30,000	Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24 @ 102(b)	24,750
95,000	L Brands, Inc., 6.63%, 10/1/30, Callable 10/1/25 @ 103.31(b)	92,150
410,000	Lowe’s Cos., Inc., 4.25%, 4/1/52, Callable 10/1/51 @ 100	335,986
30,000	Party City Holdings, Inc., 8.75%, 2/15/26, Callable 8/15/23 @ 104.38(b)(e)	3,000
20,000	Rent-A-Center, Inc., 6.38%, 2/15/29, Callable 2/15/24 @ 103.19(b)	16,700
40,000	Victoria’s Secret & Co., 4.63%, 7/15/29, Callable 7/15/24 @ 102.31(b)	32,300

		833,275

Technology Hardware, Storage & Peripherals (0.2%):
129,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100	132,274
148,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100	154,966

		287,240

Telecommunications (0.0%†):
60,000	Frontier Communications Holdings LLC, 8.75%, 5/15/30, Callable 5/15/25 @ 104.38(b)	59,550

Textiles, Apparel & Luxury Goods (0.1%):
25,000	Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @ 102.06(b)	20,563
20,000	Kontoor Brands, Inc., 4.13%, 11/15/29, Callable 11/15/24 @ 102.06(b)	17,125
30,000	Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26 @ 101.75^(b)	25,537
45,000	Wolverine World Wide, Inc., 4.00%, 8/15/29, Callable 8/15/24 @ 102(b)	36,450

		99,675

Principal Amount		Value
Corporate Bonds, continued
Tobacco (0.5%):
$230,000	Altria Group, Inc., 4.25%, 8/9/42	$179,531
302,000	Altria Group, Inc., 4.50%, 5/2/43	239,691
370,000	Reynolds American, Inc., 7.25%, 6/15/37	398,530
30,000	Turning Point Brands, Inc., 5.63%, 2/15/26, Callable 4/21/23 @ 102.81(b)	27,112

		844,864

Trading Companies & Distributors (0.2%):
290,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	275,957
40,000	Foundation Building Materials, Inc., 6.00%, 3/1/29, Callable 3/1/24 @ 103(b)	31,700
25,000	SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06(b)	21,031
40,000	SRS Distribution, Inc., 6.00%, 12/1/29, Callable 12/1/24 @ 103(b)	33,000

		361,688

Wireless Telecommunication Services (0.5%):
300,000	Sprint Communications, Inc., 6.88%, 11/15/28	322,125
65,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 4/21/23 @ 102.38	64,106
500,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	467,237
80,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100	69,481

		922,949

Total Corporate Bonds (Cost $60,833,312)		55,108,500

Yankee Debt Obligations (8.2%):
Aerospace & Defense (0.1%):
55,000	Bombardier, Inc., 7.13%, 6/15/26, Callable 6/15/23 @ 103.56(b)	55,138
45,000	Bombardier, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(b)	43,650

		98,788

Banks (1.9%):
200,000	Barclays plc, 4.38%, 1/12/26	192,408
503,000	Barclays plc, 2.85% (US0003M+245 bps), 5/7/26, Callable 5/7/25 @ 100	469,891
270,000	Barclays plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	244,046
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(b)	173,654
370,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	356,969
205,000	HSBC Holdings plc, 4.25%, 3/14/24	199,626
800,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	750,681
286,000	Royal Bank of Scotland Group plc, 3.07% (H15T1Y+255 bps), 5/22/28, Callable 5/22/27 @ 100	257,288
513,000	Societe Generale SA, 1.49% (H15T1Y+110 bps), 12/14/26, Callable 12/14/25 @ 100(b)	449,033
135,000	Westpac Banking Corp., 4.11% (H15T5Y+200 bps), 7/24/34, Callable 7/24/29 @ 100	119,293

		3,212,889

Biotechnology (0.0%†):
85,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28, Callable 10/15/24 @ 102.38(b)	69,488

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Capital Markets (1.1%):
$280,000	Credit Suisse Group AG, 4.19% (SOFR+373 bps), 4/1/31, Callable 4/1/30 @ 100(b)	$248,500
720,000	Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25	664,200
680,000	Deutsche Bank AG, 4.50%, 4/1/25	618,516
314,000	UBS Group AG, 1.49% (H15T1Y+85 bps), 8/10/27, Callable 8/10/26 @ 100(b)	269,960

		1,801,176

Chemicals (0.1%):
85,000	Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27 @ 100	80,113
25,000	SPCM SA, 3.13%, 3/15/27, Callable 3/15/24 @ 101.56(b)	21,562

		101,675

Communications Equipment (0.0%†):
30,000	Nokia OYJ, 6.63%, 5/15/39	29,888

Consumer Discretionary Services (0.0%†):
25,000	Studio City Co., Ltd., 7.00%, 2/15/27, Callable 2/15/24 @ 103.5(b)	23,531

Consumer Staple Products (0.1%):
200,000	Imperial Brands Finance plc, 6.13%, 7/27/27, Callable 6/27/27 @ 100(b)	204,750

Containers & Packaging (0.1%):
10,000	Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28, Callable 5/11/23 @ 103(b)	8,625
110,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 5/11/23 @ 102.75(b)	105,050

		113,675

Diversified Consumer Services (0.1%):
95,000	GEMS MENASA Cayman, Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26, Callable 5/11/23 @ 103.56(b)	92,269

Diversified Telecommunication Services (0.2%):
270,000	Altice France SA, 6.00%, 2/15/28, Callable 5/11/23 @ 103(b)	171,450
185,000	Altice France SA, 5.13%, 1/15/29, Callable 9/15/23 @ 102.56(b)	137,825
20,000	Telecom Italia Capital SA, 6.38%, 11/15/33	18,050
80,000	Telecom Italia SpA, 6.00%, 9/30/34	68,200

		395,525

Energy Equipment & Services (0.0%†):
48,750	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 5/11/23 @ 103.44(b)	47,653

Financial Services (0.7%):
130,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 4/21/23 @ 103.44(b)	115,212
45,000	Intelsat Jackson Holdings SA, 6.50%, 3/15/30, Callable 3/15/25 @ 102(b)	41,330
1,000,000	Park Aerospace Holdings, 5.50%, 2/15/24(b)	968,750
130,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(b)	106,438

		1,231,730

Principal Amount		Value
Yankee Debt Obligations, continued
Hotels, Restaurants & Leisure (0.1%):
$55,000	1011778 BC ULC / New Red Finance, Inc., 5.75%, 4/15/25, Callable 5/11/23 @ 101.44(b)	$55,000
80,000	1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 102(b)	68,600
65,000	Melco Resorts Finance, Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69(b)	52,812

		176,412

Industrial Services (0.0%†):
21,000	1375209 BC, Ltd., 9.00%, 1/30/28, Callable 4/21/23 @ 103(b)	20,790

Insurance (0.2%):
230,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(b)	211,330
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(b)	187,171

		398,501

Marine Transportation (0.0%†):
35,000	Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @ 102.75(b)	27,125

Materials (0.1%):
25,000	Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable 2/15/24 @ 105.25(b)	22,937
85,000	INEOS Finance plc, 6.75%, 5/15/28, Callable 2/15/25 @ 103.38(b)	82,875
95,000	NOVA Chemicals Corp., 5.25%, 6/1/27, Callable 3/3/27 @ 100(b)	85,500

		191,312

Media (0.0%†):
50,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(b)	39,688

Metals & Mining (0.1%):
85,000	ERO Copper Corp., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(b)	74,375
25,000	First Quantum Minerals, Ltd., 6.88%, 3/1/26, Callable 4/21/23 @ 101.72(b)	24,250
55,000	First Quantum Minerals, Ltd., 6.88%, 10/15/27, Callable 10/15/23 @ 103.44(b)	53,213
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(b)	4,762
45,000	Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24, Callable 5/11/23 @ 106(b)	43,087
30,000	Mineral Resources, Ltd., 8.00%, 11/1/27, Callable 11/1/24 @ 104(b)	30,375

		230,062

Oil, Gas & Consumable Fuels (1.2%):
115,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 4/21/23 @ 101.69(b)	106,231
55,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 5/11/23 @ 102.13(b)	51,425
100,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 5/11/23 @ 103.56(b)	102,250
785,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	650,472
1,662,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,081,130

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$30,000	Teine Energy, Ltd., 6.88%, 4/15/29, Callable 4/15/24 @ 103.44(b)	$27,450

		2,018,958

Passenger Airlines (0.1%):
95,000	VistaJet Malta Finance plc / XO Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19(b)	85,025

Pharmaceuticals (0.0%†):
40,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 5/11/23 @ 100(b)	33,000

Software (0.0%†):
95,000	Open Text Corp., 3.88%, 2/15/28, Callable 5/11/23 @ 101.94(b)	84,550

Sovereign Bond (1.3%):
56,434	Argentine Republic Government International Bond, 1.00%, 7/9/29, Callable 5/11/23 @ 100	15,378
513,757	Argentine Republic Government International Bond, 0.50%, 7/9/30, Callable 5/11/23 @ 100	154,769
941,242	Argentine Republic Government International Bond, 1.50%, 7/9/35, Callable 5/11/23 @ 100	243,546
400,000	Corp. Andina de Fomento, 2.38%, 5/12/23	398,760
444,000	Dominican Republic, 5.50%, 1/27/25^(b)	439,560
250,000	Dominican Republic, 6.00%, 7/19/28(b)	244,688
300,000	Indonesia Government International Bond, 4.20%, 10/15/50	258,475
200,000	Qatar Government International Bond, 4.40%, 4/16/50(b)	185,092
230,000	Saudi Government International Bond, 3.25%, 10/22/30(b)	211,963

		2,152,231

Telecommunications (0.0%†):
540,000	Intelsat, 0.00%(a)	—
111,000	Intelsat, 0.00%(a)	—

		—

Trading Companies & Distributors (0.4%):
251,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	239,898
209,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100	186,630
234,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100	193,099

		619,627

Wireless Telecommunication Services (0.3%):
315,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(b)	286,650
60,000	Millicom International Cellular SA, 4.50%, 4/27/31, Callable 4/27/26 @ 102.25(b)	48,000
110,000	Rogers Communications, Inc., 3.20%, 3/15/27, Callable 2/15/27 @ 100(b)	103,363
100,000	Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100(b)	89,465

		527,478

Total Yankee Debt Obligations (Cost $16,818,172)		14,027,796

Principal Amount		Value
Municipal Bonds (1.0%):
Illinois (0.7%):
$290,769	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	$308,730
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	443,972
295,000	Illinois State, GO, 5.10%, 6/1/33	294,369
34,091	Illinois State, GO, 4.95%, 6/1/23	33,875

		1,080,946

New Jersey (0.3%):
504,000	New Jersey Economic Development Authority Revenue, GO, Series A, 7.43%, 2/15/29	550,020

Total Municipal Bonds (Cost $1,674,722)		1,630,966

U.S. Government Agency Mortgages (21.1%):
Federal National Mortgage Association (10.9%)
86,866	2.50%, 6/1/29, Pool #MA3734	80,395
50,237	2.50%, 9/1/31, Pool #AS8012	47,384
210,357	2.50%, 12/1/32, Pool #CA3748	197,594
1,018	4.50%, 7/1/33, Pool #720240	1,016
2,422	4.50%, 7/1/33, Pool #729327	2,407
14,294	4.50%, 8/1/33, Pool #729380	14,302
3,647	4.50%, 8/1/33, Pool #723124	3,648
2,150	4.50%, 8/1/33, Pool #727029	2,143
2,657	4.50%, 8/1/33, Pool #727160	2,655
2,842	4.50%, 8/1/33, Pool #729713	2,837
9,189	4.50%, 8/1/33, Pool #726928	9,195
7,197	4.50%, 8/1/33, Pool #726956	7,204
13,387	4.50%, 9/1/33, Pool #727147	14,109
5,140	4.50%, 9/1/33, Pool #734922	5,416
21,478	4.50%, 12/1/33, Pool #AL5321	22,634
16,751	6.00%, 10/1/34, Pool #AL2130	17,760
1,201,894	2.00%, 6/1/35, Pool #BP5619	1,081,915
33,789	4.50%, 9/1/35, Pool #AB8198	35,614
184,509	2.00%, 10/1/35, Pool #BK5705	166,099
306,761	6.00%, 5/1/36, Pool #745512	323,121
153,208	6.00%, 1/1/37, Pool #932030	163,438
28,100	6.00%, 3/1/37, Pool #889506	29,707
109,359	1.50%, 4/1/37, Pool #MA4581	95,985
40,993	6.00%, 1/1/38, Pool #889371	42,856
14,957	6.00%, 3/1/38, Pool #889219	15,853
50,000	1.50%, 4/25/38, TBA	43,867
7,110	6.00%, 7/1/38, Pool #889733	7,434
43,620	4.50%, 3/1/39, Pool #AB0051	45,967
221,379	4.50%, 4/1/39, Pool #AB0043	233,284
138,994	2.50%, 8/1/39, Pool #MA3761	125,213
17,946	4.50%, 11/1/39, Pool #AC5442	18,078
58,486	6.00%, 5/1/40, Pool #AL2129	61,829
17,824	2.00%, 10/1/40, Pool #MA4176	15,337
18,306	2.00%, 12/1/40, Pool #MA4204	15,684
22,769	4.00%, 12/1/40, Pool #AA4757	22,412
27,520	4.50%, 2/1/41, Pool #AH5580	27,958
19,589	2.00%, 2/1/41, Pool #MA4268	16,814
20,021	2.00%, 3/1/41, Pool #MA4287	17,185
20,647	2.00%, 4/1/41, Pool #MA4311	17,722
20,933	2.00%, 5/1/41, Pool #MA4333	17,967
21,214	2.00%, 6/1/41, Pool #MA4364	18,208
165,133	2.00%, 10/1/41, Pool #MA4446	141,747
452,553	1.50%, 11/1/41, Pool #MA4473	371,324
4,022	6.00%, 1/1/42, Pool #AL2128	4,068
136,488	2.50%, 2/1/43, Pool #AB8465	118,687

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$32,214	4.00%, 10/1/43, Pool #BM1167	$31,658
141,455	4.50%, 3/1/44, Pool #AL5082	140,934
7,279	4.00%, 12/1/44, Pool #AY0045	7,082
44,207	3.00%, 5/1/45, Pool #AS4972	40,219
67,349	4.00%, 5/1/45, Pool #AZ1207	65,278
21,805	4.00%, 6/1/45, Pool #AZ2719	21,217
23,894	5.00%, 6/1/45, Pool #AZ3448	24,595
47,586	4.00%, 6/1/45, Pool #AY8126	46,791
28,346	4.00%, 6/1/45, Pool #AZ3341	27,582
100,202	4.00%, 6/1/45, Pool #AY8096	97,125
112,577	4.00%, 7/1/45, Pool #AZ0833	109,546
36,074	3.00%, 8/1/45, Pool #AZ8288	32,822
15,280	3.00%, 8/1/45, Pool #AZ3728	13,899
94,958	3.00%, 8/1/45, Pool #AS5634	86,385
13,946	4.00%, 11/1/45, Pool #AZ0560	13,517
41,762	4.00%, 12/1/45, Pool #BA6404	40,477
31,564	4.50%, 2/1/46, Pool #BM5199	31,766
7,973	4.00%, 5/1/46, Pool #BC2276	7,751
236,427	3.50%, 5/1/46, Pool #BC0880	224,293
92,394	4.00%, 7/1/46, Pool #BC1443	90,444
28,746	4.50%, 8/1/46, Pool #AL9111	28,708
100,635	4.00%, 9/1/46, Pool #BC2843	98,513
316,790	3.50%, 12/1/46, Pool #BC9077	300,533
387,832	4.50%, 2/1/47, Pool #AL9846	388,872
48,160	3.50%, 2/1/47, Pool #BE5696	45,505
5,221	4.00%, 6/1/47, Pool #BH4269	5,072
28,473	3.00%, 5/1/49, Pool #MA3670	25,765
76,926	3.50%, 11/1/49, Pool #CA4557	72,366
296,877	2.50%, 8/1/50, Pool #SD0430	258,877
192,282	1.50%, 12/1/50, Pool #CA8005	150,834
259,277	2.50%, 4/1/51, Pool #FM6540	227,232
435,965	2.00%, 4/1/51, Pool #MA4305	360,792
150,491	2.50%, 5/1/51, Pool #MA4326	129,811
524,599	3.00%, 6/1/51, Pool #CB0850	474,321
449,905	1.50%, 6/1/51, Pool #MA4354	352,301
298,444	2.50%, 7/1/51, Pool #CB0997	258,996
9,981	2.00%, 7/1/51, Pool #BT1461	8,343
86,628	3.00%, 8/1/51, Pool #FM9973	78,593
44,816	2.50%, 8/1/51, Pool #CB1384	38,889
181,200	2.50%, 9/1/51, Pool #CB1549	157,551
319,205	2.00%, 10/1/51, Pool #CB1801	266,877
241,668	2.00%, 10/1/51, Pool #CB1799	202,654
193,652	3.00%, 11/1/51, Pool #CB2164	175,134
337,085	2.00%, 11/1/51, Pool #FM9568	282,670
212,525	2.00%, 11/1/51, Pool #FM9539	177,712
144,361	3.00%, 11/1/51, Pool #FM9632	130,578
181,716	3.00%, 11/1/51, Pool #FM9633	164,453
727,698	2.50%, 11/1/51, Pool #FM9501	632,745
92,267	2.00%, 12/1/51, Pool #CB2348	77,139
514,823	2.00%, 12/1/51, Pool #CB2349	430,421
137,903	2.00%, 12/1/51, Pool #CB2350	114,804
129,945	2.50%, 12/1/51, Pool #CB2376	112,740
139,211	2.00%, 12/1/51, Pool #CB2347	116,747
92,731	3.00%, 12/1/51, Pool #BT9503	83,252
184,110	2.50%, 12/1/51, Pool #CB2320	160,080
61,438	3.00%, 12/1/51, Pool #CB2420	55,555
1,100,197	2.50%, 12/1/51, Pool #FM9865	956,571
99,907	3.00%, 12/1/51, Pool #FM9777	89,863
843,736	2.00%, 1/1/52, Pool #FS0286	705,449

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$364,759	2.00%, 1/1/52, Pool #FS0288	$302,699
895,510	2.00%, 2/1/52, Pool #CB2842	739,651
230,306	3.00%, 2/1/52, Pool #FS0631	208,213
371,498	2.50%, 2/1/52, Pool #FS0605	322,419
149,400	3.00%, 2/1/52, Pool #CB2886	134,180
49,987	3.50%, 3/1/52, Pool #CB3128	46,643
49,437	4.00%, 4/1/52, Pool #FS1647	47,684
150,000	4.50%, 4/25/52, TBA	146,836
300,000	4.50%, 6/1/52, Pool #BT8263	294,003
194,111	5.50%, 10/1/52, Pool #CB4843	196,481
675,000	4.50%, 10/1/52, Pool #BX1265	661,089
48,892	5.00%, 11/1/52, Pool #FS3295	49,193
196,514	5.00%, 11/1/52, Pool #CB5128	198,884
98,444	5.00%, 11/1/52, Pool #FS3248	99,264
25,000	2.50%, 4/25/53, TBA	21,527
100,000	2.00%, 4/25/53, TBA	82,516
1,600,000	5.50%, 5/25/53, TBA	1,615,875
150,000	2.00%, 5/25/53, TBA	123,914
100,000	2.50%, 5/25/53, TBA	86,203

		18,654,045

Federal Home Loan Mortgage Corporation (6.7%)
19,671	2.50%, 6/1/31, Pool #G18604	18,548
34,949	2.50%, 7/1/31, Pool #V61246	33,006
58,579	2.50%, 8/1/31, Pool #V61273	55,965
210,698	3.50%, 3/1/32, Pool #C91403	204,705
637,545	3.50%, 7/1/32, Pool #C91467	619,398
5,546	2.50%, 8/1/32, Pool #G18654	5,209
5,915	2.50%, 11/1/32, Pool #G18665	5,555
180,165	2.50%, 12/1/32, Pool #G18669	167,644
27,286	2.50%, 3/1/33, Pool #G18680	25,467
11,047	2.50%, 4/1/33, Pool #G18683	10,311
64,819	3.00%, 4/1/33, Pool #G18684	61,902
5,712	2.50%, 5/1/33, Pool #G18687	5,331
121,567	2.50%, 7/1/33, Pool #G16661	113,702
25,353	3.00%, 4/1/34, Pool #G16829	24,378
234,749	3.50%, 10/1/34, Pool #C91793	230,740
459,923	4.00%, 5/1/37, Pool #C91938	451,542
18,906	3.50%, 4/1/40, Pool #V81744	17,878
38,663	3.50%, 5/1/40, Pool #V81750	36,554
42,266	3.50%, 6/1/40, Pool #V81792	39,970
23,434	3.50%, 8/1/40, Pool #V81886	22,156
15,939	3.50%, 9/1/40, Pool #V81958	15,070
27,507	4.50%, 1/1/41, Pool #A96051	27,709
25,526	4.50%, 3/1/41, Pool #A97673	25,713
20,367	2.00%, 4/1/41, Pool #RB5108	17,482
40,044	4.50%, 4/1/41, Pool #A97942	40,338
145,891	5.00%, 6/1/41, Pool #G06596	150,820
21,195	2.00%, 7/1/41, Pool #RB5118	18,192
22,198	2.00%, 10/1/41, Pool #RB5131	19,053
513,174	4.50%, 1/1/42, Pool #G60517	516,769
71,981	3.00%, 12/1/42, Pool #C04320	66,968
24,076	4.00%, 5/1/43, Pool #Q18481	23,055
25,591	4.00%, 7/1/43, Pool #Q19597	24,497
22,867	4.00%, 10/1/43, Pool #Q22499	21,892
86,516	3.50%, 1/1/44, Pool #G60271	83,816
27,268	4.00%, 1/1/44, Pool #V80950	26,114
172,026	3.50%, 1/1/44, Pool #G07922	163,233
91,202	4.00%, 1/1/45, Pool #Q30720	89,269
87,165	4.00%, 2/1/45, Pool #G07949	86,657

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$43,297	3.50%, 3/1/45, Pool #Q32008	$41,602
26,481	3.50%, 3/1/45, Pool #Q31974	25,443
23,936	3.50%, 3/1/45, Pool #Q32328	22,999
15,992	3.00%, 5/1/45, Pool #Q33468	14,862
100,808	3.50%, 5/1/45, Pool #Q33547	94,218
115,500	3.00%, 6/1/45, Pool #Q34156	107,349
139,623	3.50%, 6/1/45, Pool #Q34164	130,480
20,794	3.50%, 6/1/45, Pool #Q33791	19,440
9,880	3.00%, 7/1/45, Pool #Q34979	9,096
33,265	3.00%, 7/1/45, Pool #Q34759	31,329
46,345	4.00%, 8/1/45, Pool #Q35845	44,601
9,093	4.00%, 9/1/45, Pool #Q37853	8,985
160,184	3.50%, 11/1/45, Pool #Q37467	153,919
4,159	4.00%, 11/1/45, Pool #Q38812	4,060
1,683	4.00%, 2/1/46, Pool #Q38879	1,656
8,614	4.00%, 2/1/46, Pool #Q38782	8,475
11,468	4.00%, 2/1/46, Pool #Q38783	11,167
25,341	4.00%, 4/1/46, Pool #V82292	24,950
5,957	4.00%, 4/1/46, Pool #Q39975	5,859
60,867	3.50%, 5/1/46, Pool #G60603	58,110
52,831	3.50%, 5/1/46, Pool #Q40647	49,414
182,691	3.50%, 5/1/46, Pool #G60553	173,446
165,275	3.50%, 9/1/46, Pool #Q43257	157,765
8,015	4.00%, 9/1/47, Pool #Q50433	7,887
14,543	4.00%, 10/1/47, Pool #Q51189	14,309
10,966	4.00%, 2/1/48, Pool #Q54192	10,759
119,563	4.00%, 5/1/48, Pool #Q55992	117,314
367,606	4.00%, 6/1/48, Pool #G67713	361,027
45,376	4.00%, 7/1/48, Pool #Q59935	44,760
347,907	2.50%, 10/1/50, Pool #SD7525	303,087
500,491	2.50%, 11/1/50, Pool #SD7530	434,919
39,619	2.50%, 2/1/51, Pool #SD7535	34,703
357,664	1.50%, 4/1/51, Pool #QC0798	280,040
129,980	2.00%, 5/1/51, Pool #SD7541	109,012
594,447	3.00%, 5/1/51, Pool #QC1881	536,350
13,575	2.00%, 7/1/51, Pool #QC4163	11,347
140,179	3.00%, 9/1/51, Pool #QC7496	125,832
318,483	2.00%, 10/1/51, Pool #RA6076	265,161
463,189	2.00%, 11/1/51, Pool #RA6241	385,531
183,387	2.00%, 11/1/51, Pool #RA6302	152,080
186,250	2.00%, 12/1/51, Pool #RA6510	155,711
1,096,440	2.50%, 12/1/51, Pool #RA6435	951,446
326,256	2.50%, 1/1/52, Pool #RA6622	283,099
281,191	2.00%, 2/1/52, Pool #RA6823	233,458
562,948	2.00%, 2/1/52, Pool #RA6820	465,023
237,696	3.50%, 3/1/52, Pool #RA6950	224,807
612,336	3.00%, 3/1/52, Pool #RA6988	548,902
228,169	3.50%, 3/1/52, Pool #RA6949	212,895
149,756	3.00%, 3/1/52, Pool #SD2219	134,489
49,251	4.00%, 10/1/52, Pool #SD1772	47,581
98,699	5.00%, 11/1/52, Pool #SD1862	101,100

		11,318,462

Government National Mortgage Association (3.5%)
3,698	5.00%, 6/15/34, Pool #629493	3,743
2,432	5.00%, 3/15/38, Pool #676766	2,524
1,559	5.00%, 4/15/38, Pool #672672	1,618
5,463	5.00%, 8/15/38, Pool #687818	5,670
47,222	5.00%, 1/15/39, Pool #705997	49,078
592	5.00%, 3/15/39, Pool #697946	604

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$82,569	5.00%, 3/15/39, Pool #646746	$85,765
90,960	4.00%, 10/15/40, Pool #783143	88,382
25,082	4.00%, 10/20/40, Pool #G24833	24,739
75,466	4.00%, 1/20/41, Pool #4922	74,435
208,116	4.50%, 3/20/41, Pool #4978	210,912
154,090	4.00%, 5/20/41, Pool #5054	151,983
72,634	4.50%, 5/20/41, Pool #005055	73,610
72,360	4.50%, 6/15/41, Pool #366975	74,255
48,299	4.50%, 6/20/41, Pool #005082	48,948
195,175	3.50%, 12/20/41, Pool #5258	186,939
339,733	4.00%, 1/20/42, Pool #5280	335,089
120,574	3.00%, 12/20/42, Pool #MA0624	112,544
187,187	3.00%, 12/20/42, Pool #AA5872	170,949
21,078	3.00%, 1/20/43, Pool #MA0698	19,153
260,012	3.50%, 2/20/43, Pool #MA0783	252,338
53,262	3.00%, 3/20/43, Pool #AD8812	50,040
121,862	3.00%, 3/20/43, Pool #AA6146	111,556
34,416	3.50%, 3/20/43, Pool #AD8884	33,012
13,150	3.50%, 4/20/43, Pool #AB9891	12,613
35,513	3.50%, 4/20/43, Pool #AD9075	34,063
3,021	4.00%, 7/20/44, Pool #MA2074	2,980
131,588	4.00%, 4/15/46, Pool #784232	125,333
19,911	3.50%, 7/20/46, Pool #784391	18,982
11,021	3.00%, 10/20/46, Pool #MA4003	10,196
574,628	3.00%, 12/20/46, Pool #MA4126	531,590
57,755	4.00%, 1/15/47, Pool #AX5857	55,547
50,501	4.00%, 1/15/47, Pool #AX5831	48,507
181,470	3.00%, 1/20/47, Pool #MA4195	167,875
109,051	3.00%, 2/20/47, Pool #MA4261	100,813
184,118	4.00%, 4/20/47, Pool #784304	176,565
183,815	4.00%, 4/20/47, Pool #784303	176,256
54,780	4.00%, 4/20/48, Pool #BG7744	53,357
64,370	4.00%, 4/20/48, Pool #BG3507	62,699
248,250	2.00%, 11/20/50, Pool #MA6994	211,774
397,478	2.00%, 1/20/51, Pool #MA7135	338,151
288,979	2.00%, 2/20/51, Pool #MA7192	245,443
700,000	4.50%, 4/20/53, TBA	688,953
75,000	2.50%, 4/20/53, TBA	65,941
50,000	4.00%, 4/20/53, TBA	48,086
100,000	2.00%, 5/20/53, TBA	84,781
250,000	2.50%, 5/20/53, TBA	220,000
300,000	2.50%, 6/20/53, TBA	264,457
100,000	2.00%, 6/20/53, TBA	84,828

		5,997,676

Total U.S. Government Agency Mortgages (Cost $39,169,732)		35,970,183

U.S. Treasury Obligations (20.7%):
U.S. Treasury Bonds (11.2%)
3,103,000	1.75%, 8/15/41	2,241,917
15,386,000	2.00%, 8/15/51	10,770,200
6,100,000	3.63%, 2/15/53	6,030,422

		19,042,539

U.S. Treasury Notes (9.5%)
3,500,000	4.00%, 2/29/28	3,559,609
4,500,000	4.00%, 2/28/30	4,615,313
8,000,000	3.50%, 2/15/33	8,006,250

		16,181,172

Total U.S. Treasury Obligations (Cost $40,464,678)		35,223,711

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Short-Term Security Held as Collateral for Securities on Loan (0.5%):
933,234	BlackRock Liquidity FedFund, Institutional Class , 2.54%(f)(g)	$933,234

Principal Amount	Value
Short-Term Security Held as Collateral for Securities on Loan, continued
Total Short-Term Security Held as Collateral for Securities on Loan (Cost $933,234)	$933,234

Total Investment Securities (Cost $188,894,342) — 99.9%	170,460,254
Net other assets (liabilities) – 0.1%	233,773

Net Assets – 100.0%	$170,694,027

Percentages indicated are based on net assets as of March 31, 2023

GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

^	This security or a partial position of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $905,094.
+	This security, in part or entirely, represents an unfunded loan commitment.
†	Represents less than 0.05%.
*	Non-income producing security.
(a)	Security was valued using unobservable inputs as of March 31, 2023.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2023.

(d)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2023, these securities represent 0.46% of the net assets of the fund.

(e)	Defaulted bond.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(g)	The rate represents the effective yield at March 31, 2023.

Amounts shown as “–“ are either 0 or round to less than 1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2023:

(Unaudited)

Country	Percentage
Argentina	0.2%
Australia	0.2%
Brazil	–%	†
Canada	0.5%
Cayman Islands	4.3%
Colombia	–%	†
Dominican Republic	0.4%
Finland	–%	†
France	0.4%
Germany	0.4%
Guernsey	0.4%
Hong Kong	0.2%
Indonesia	0.2%
Ireland	0.4%
Italy	0.4%
Jersey	0.1%
Luxembourg	0.5%
Macau	–%	†
Mexico	1.0%
Netherlands	0.3%
Qatar	0.1%
Saudi Arabia	0.1%
Spain	–%	†
Supranational	0.2%

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Country	Percentage
Switzerland	0.4%
United Arab Emirates	0.1%

Country	Percentage
United Kingdom	1.1%
United States	88.1%
Zambia	—%	†

	100.0%

†	Represents less than 0.05%.

Securities Sold Short (-0.7%):

At March 31, 2023, the Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value

U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA	4.00%	9/25/52	$(1,125,000)	$(1,078,770)	$(1,101,269)
Federal National Mortgage Association, TBA	4.00%	1/25/53	(50,000)	(41,195)	(41,258)

				$(1,119,965)	$(1,142,527)

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks (98.0%):

Aerospace & Defense (1.6%):
48,407	Airbus SE	$6,484,301
254,790	BAE Systems plc	3,088,310
2,153	Dassault Aviation SA	426,419
2,295	Elbit Systems, Ltd.	390,155
7,036	Kongsberg Gruppen ASA	284,309
4,312	MTU Aero Engines AG	1,078,211
3,532	Rheinmetall AG	1,049,138
675,295	Rolls-Royce Holdings plc*	1,247,010
28,024	Safran SA	4,161,336
127,200	Singapore Technologies Engineering, Ltd.	351,052
8,612	Thales SA	1,273,076

		19,833,317

Air Freight & Logistics (0.6%):
81,398	Deutsche Post AG	3,801,767
15,451	DSV A/S	2,982,623
5,800	Nippon Express Holdings Co., Ltd.	349,575
25,300	SG Holdings Co., Ltd.	374,920
21,600	Yamato Holdings Co., Ltd.	370,558

		7,879,443

Automobile Components (3.5%):
13,000	Aisin Sieki Co., Ltd.	358,306
26,721	Bayerische Motoren Werke AG (BMW)	2,925,456
46,100	Bridgestone Corp.	1,872,969
54,750	Cie Generale des Etablissements Michelin SCA*	1,675,621
9,114	Continental AG	681,128
65,703	Daimler AG, Registered Shares	5,046,688
35,000	Denso Corp.	1,975,939
9,709	Dr Ing hc F Porsche AG*	1,242,486
10,407	Ferrari NV	2,818,355
134,000	Honda Motor Co., Ltd.	3,564,902
49,200	Isuzu Motors, Ltd.	588,923
16,300	Koito Manufacturing Co., Ltd.	308,770
46,900	Mazda Motor Corp.	436,696
191,700	Nissan Motor Co., Ltd.	729,393
16,054	Renault SA*	655,403
10,732	Stellantis NV	195,261
170,799	Stellantis NV	3,107,267
50,400	Subaru Corp.	806,811
59,100	Sumitomo Electric Industries, Ltd.	759,420
29,700	Suzuki Motor Corp.	1,081,139
868,330	Toyota Motor Corp.	12,362,260
18,025	Valeo SA	370,895
2,396	Volkswagen AG	410,543
45,248	Volvo Car AB, Class B*	198,055
25,000	Yamaha Motor Co., Ltd.	655,179

		44,827,865

Banks (9.0%):
34,205	ABN AMRO Group NV	543,260
81,200	AIB Group plc	330,693
245,283	ANZ Group Holdings, Ltd.	3,777,557
495,388	Banco Bilbao Vizcaya Argentaria SA^	3,538,838
1,375,220	Banco Santander SA	5,122,499
96,434	Bank Hapoalim BM	803,599
124,590	Bank Leumi Le-Israel BM	942,890
87,644	Bank of Ireland Group plc	886,800
2,155	Banque Cantonale Vaudoise, Registered Shares	203,348
1,279,563	Barclays plc	2,309,896

Shares		Value
Common Stocks, continued

Banks, continued
90,967	BNP Paribas SA	$5,440,205
299,000	BOC Hong Kong Holdings, Ltd.	929,253
372,886	CaixaBank SA	1,451,562
41,200	Chiba Bank, Ltd. (The)	266,079
85,909	Commerzbank AG*	903,694
138,757	Commonwealth Bank of Australia^	9,134,087
94,800	Concordia Financial Group, Ltd.	349,944
98,218	Credit Agricole SA	1,110,263
55,665	Danske Bank A/S*	1,119,669
146,100	DBS Group Holdings, Ltd.	3,631,727
75,072	DNB Bank ASA	1,347,219
27,754	Erste Group Bank AG	917,921
50,162	Finecobank Banca Fineco SpA	771,318
4,757	First International Bank Of Israel, Ltd. (The)	168,432
62,600	Hang Seng Bank, Ltd.	888,095
1,634,880	HSBC Holdings plc	11,128,539
305,568	ING Groep NV	3,635,026
1,326,844	Intesa Sanpaolo SpA	3,414,499
105,115	Isreal Discount Bank	517,412
120,700	Japan Post Bank Co., Ltd.	987,313
21,094	KBC Group NV	1,450,104
5,535,247	Lloyds Banking Group plc	3,264,959
50,914	Mediobanca SpA	512,636
978,800	Mitsubishi UFJ Financial Group, Inc.	6,280,890
12,599	Mizrahi Tefahot Bank, Ltd.	395,629
198,763	Mizuho Financial Group, Inc.	2,819,177
258,156	National Australia Bank, Ltd.	4,791,343
447,242	NatWest Group PLC	1,461,069
272,214	Nordea Bank AB	2,906,263
273,199	Oversea-Chinese Banking Corp., Ltd.	2,548,048
175,187	Resona Holdings, Inc.	846,954
317,881	Sberbank of Russia*(a)	—
33,000	Shizuoka Financial Group, Inc.	237,247
12,520	SinoPac Financial Holdings Co., Ltd.	6,850
135,817	Skandinaviska Enskilda Banken AB, Class A*	1,498,423
65,159	Societe Generale	1,470,679
198,574	Standard Chartered plc	1,510,648
106,969	Sumitomo Mitsui Financial Group, Inc.	4,289,673
26,803	Sumitomo Mitsui Trust Holdings, Inc.	918,337
117,713	Svenska Handelsbanken AB, Class A	1,019,233
76,411	Swedbank AB, Class A^	1,254,472
3,719	TCS Group Holding plc, GDR*(a)	—
—	Turkiye Is Bankasi AS, Class C*	—
158,376	Unicredit SpA	2,999,439
95,173	United Overseas Bank, Ltd.	2,136,025
97,280,589	VTB Bank PJSC*(a)	—
286,776	Westpac Banking Corp.	4,158,986

		115,348,721

Beverages (2.1%):
71,125	Anheuser-Busch InBev NV	4,742,300
36,800	Asahi Breweries, Ltd.	1,370,219
137,100	Budweiser Brewing Co. APAC, Ltd.	416,350
7,856	Carlsberg A/S, Class B	1,214,829
16,734	Coca-Cola European Partners plc	987,253
16,149	Coca-Cola HBC AG	441,685
39,691	David Campari-Milano NV	484,069
186,160	Diageo plc	8,307,019
9,551	Heineken Holding NV	877,248

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Beverages, continued
21,507	Heineken NV	$2,315,115
66,500	Kirin Holdings Co., Ltd.	1,052,513
16,941	Pernod Ricard SA	3,838,130
1,876	Remy Cointreau SA	341,890
10,600	Suntory Beverage & Food, Ltd.	395,085
61,820	Treasury Wine Estates, Ltd.	542,188

		27,325,893

Biotechnology (0.9%):
4,465	Argenx SE*	1,658,018
110	Celltrion, Inc.	12,756
39,487	CSL, Ltd.	7,617,267
5,486	Genmab A/S*	2,071,728
22,071	Grifols SA*	218,356
13,318	Swedish Orphan Biovitrum AB*	310,522

		11,888,647

Broadline Retail (0.8%):
269	Hanwha Galleria Co., Ltd.*	441
10,534	Next plc	855,898
965	Ozon Holdings plc, ADR*(a)	—
31,900	Pan Pacific International Holdings Corp.	617,384
65,634	Prosus NV	5,132,264
66,400	Rakuten, Inc.	309,689
93,393	Wesfarmers, Ltd.	3,147,458

		10,063,134

Building Products (1.1%):
16,400	AGC, Inc.	611,392
83,441	ASSA Abloy AB, Class B	2,004,138
40,606	Cie de Saint-Gobain	2,311,797
20,500	Daikin Industries, Ltd.	3,675,802
2,895	Geberit AG, Registered Shares	1,619,370
12,620	Kingspan Group plc	866,251
24,300	Lixil Corp.	400,786
122,306	Nibe Industrier AB, Class B	1,395,272
817	ROCKWOOL A/S, Class B	199,935
10,800	TOTO, Ltd.	361,873
166,000	Xinyi Glass Holdings, Ltd.	296,903

		13,743,519

Capital Markets (2.6%):
81,853	3i Group plc	1,706,493
4,937	Amundi SA	311,871
16,066	ASX, Ltd.	699,346
295,824	Credit Suisse Group AG	266,609
114,100	Daiwa Securities Group, Inc.	536,211
166,796	Deutsche Bank AG	1,691,180
15,676	Deutsche Boerse AG	3,050,602
28,691	EQT AB	587,050
7,317	Euronext NV	560,226
5,487	Futu Holdings, Ltd., ADR*	284,501
27,012	Hargreaves Lansdown plc	267,284
91,493	Hong Kong Exchanges & Clearing, Ltd.	4,060,998
42,200	Japan Exchange Group, Inc.	643,944
17,255	Julius Baer Group, Ltd.	1,181,762
31,188	London Stock Exchange Group plc	3,030,480
30,130	Macquarie Group, Ltd.	3,548,602
235,900	Nomura Holdings, Inc.	910,749
1,832	Partners Group Holding AG	1,727,747
18,590	SBI Holdings, Inc.	369,020
74,473	Schroders PLC	424,308

Shares		Value
Common Stocks, continued

Capital Markets, continued
64,600	Singapore Exchange, Ltd.	$458,191
45,639	St. James Place plc	683,604
154,007	Standard Life Aberdeen plc	387,792
45,462	The Moscow Exchange*(a)	—
274,186	UBS Group AG	5,791,337

		33,179,907

Chemicals (3.1%):
42,859	Air Liquide SA	7,179,473
14,657	Akzo Nobel NV	1,143,905
5,156	Arkema SA	509,936
103,200	Asahi Kasei Corp.	723,849
75,361	BASF SE	3,952,018
8,009	Christian Hansen Holding A/S	607,879
17,007	Clariant AG	282,287
16,214	Covestro AG	670,563
11,396	Croda International plc	915,218
586	EMS-Chemie Holding AG	484,363
15,923	Evonik Industries AG	334,268
765	Givaudan SA, Registered Shares	2,493,505
2,390	Hanwha Solutions Corp.*	99,580
53,836	ICL Group, Ltd.	364,438
15,179	Johnson Matthey plc	371,922
14,100	JSR Corp.	333,327
14,106	Koninklijke DSM NV	1,667,069
107,500	Mitsubishi Chemical Holdings Corp.	639,698
13,900	Mitsui Chemicals, Inc.	358,950
69,900	Nippon Paint Holdings Co., Ltd.	656,978
13,900	Nippon Sanso Holdings Corp.	250,935
10,600	Nissan Chemical Corp.	481,681
11,800	Nitto Denko Corp.	762,658
16,801	Novozymes A/S, Class B	860,693
8,000	OCI NV	271,542
34,383	Orica, Ltd.	355,230
1,447	PhosAgro PJSC*(a)	—
27	Phosagro Public Joint Stock Co., GDR*(a)	—
151,500	Shin-Etsu Chemical Co., Ltd.	4,914,390
12,008	Sika AG	3,371,400
6,168	Solvay SA	706,380
121,000	Sumitomo Chemical Co., Ltd.	407,061
10,716	Symrise AG	1,164,042
115,800	Toray Industries, Inc.	662,109
19,100	Tosoh Corp.	259,543
17,362	Umicore SA	589,524
12,572	Yara International ASA	547,615

		39,394,029

Commercial Services & Supplies (0.4%):
112,326	Brambles, Ltd.	1,010,928
18,700	Dai Nippon Printing Co., Ltd.	522,551
203,376	Rentokil Initial plc	1,486,795
17,000	Secom Co., Ltd.	1,046,476
37,053	Securitas AB, Class B	330,492
21,600	TOPPAN, INC.	435,175

		4,832,417

Communications Equipment (0.3%):
449,614	Nokia OYJ	2,210,363
235,556	Telefonaktiebolaget LM Ericsson, Class B^	1,384,262

		3,594,625

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Construction & Engineering (0.8%):
18,394	ACS Actividades de Construccion y Servicios SA	$586,066
17,061	Bouygues SA	575,374
6,869	Eiffage SA	743,500
39,327	Ferrovial SA	1,156,775
36,600	Kajima Corp.	441,810
49,300	Obayashi Corp.	377,446
49,400	Shimizu Corp.	279,902
28,674	Skanska AB, Class B^	439,451
15,500	Taisei Corp.	479,255
44,070	Vinci SA	5,056,540

		10,136,119

Construction Materials (0.6%):
60,289	CRH plc	3,046,611
11,884	HeidelbergCement AG	866,743
45,728	Holcim, Ltd.	2,950,583
36,770	James Hardie Industries SE	789,110

		7,653,047

Consumer Finance (0.0%†):
—	Isracard, Ltd.	2

Consumer Staples Distribution & Retail (1.3%):
52,900	AEON Co., Ltd.	1,025,667
48,162	Carrefour SA	973,543
113,199	Coles Group, Ltd.	1,364,556
118,540	Endeavour Group, Ltd.	537,465
14,430	HelloFresh SE*	343,579
23,703	Jeronimo Martins SGPS SA	555,807
22,901	Kesko Oyj, Class B	492,522
11,400	Kobe Bussan Co., Ltd.	318,231
86,290	Koninklijke Ahold Delhaize NV	2,951,312
9,900	MatsukiyoCocokara & Co.	524,377
47,375	Ocado Group plc*	314,366
62,200	Seven & I Holdings Co., Ltd.	2,806,152
597,360	Tesco plc	1,958,469
6,600	Welcia Holdings Co., Ltd.	141,237
98,174	Woolworths Group, Ltd.	2,489,162
3,565	X5 Retail Group NV, GDR*(a)	—

		16,796,445

Consumer Staples Products (0.0%†):
133,541	J Sainsbury plc	459,787

Containers & Packaging (0.1%):
23,221	SIG Group AB	597,550
20,419	Smurfit Kappa Group plc	741,225

		1,338,775

Distributors (0.0%†):
2,056	D’ieteren Group	399,906

Diversified Consumer Services (0.1%):
18,013	IDP Education, Ltd.	330,433
55,002	Pearson plc	573,913

		904,346

Diversified REITs (1.1%):
71,275	British Land Co. plc	342,190
285,583	CapitaLand Ascendas REIT	616,738
446,713	CapitaLand Mall Trust	667,169
3,599	Covivio	209,836
167	Daiwahouse Residential Investment Corp.	342,622
91,238	Dexus	462,179

Shares		Value
Common Stocks, continued

Diversified REITs, continued
3,809	Gecina SA	$395,876
340	GLP J-REIT	367,293
141,326	Goodman Group	1,797,003
160,534	GPT Group	459,597
591	Japan Metropolitan Fund Invest	431,329
100	Japan Real Estate Investment Corp.	398,559
17,429	Klepierre^	395,204
59,731	Land Securities Group plc	459,025
215,520	Link REIT (The)	1,382,181
271,034	Mapletree Logistics Trust	349,818
182,400	Mapletree Pan Asia Commercial Trust	247,801
336,024	Mirvac Group	471,304
126	Nippon Building Fund, Inc.	523,971
184	Nippon Prologis REIT, Inc.	390,052
322	Nomura Real Estate Master Fund, Inc.	361,117
424,787	Scentre Group	787,987
98,328	Segro plc	935,746
201,393	Stockland	539,409
9,878	Unibail-Rodamco-Westfield*^	532,108
293,814	Vicinity Centres	384,735
12,391	Warehouses De Pauw CVA	368,418

		14,619,267

Diversified Telecommunication Services (1.9%):
155,570	Bezeq The Israeli Telecommunication Corp., Ltd.	212,230
561,580	BT Group plc	1,010,316
47,213	Cellnex Telecom SAU	1,837,632
265,407	Deutsche Telekom AG	6,427,798
10,800	Elisa OYJ	650,827
333,525	HKT Trust & HKT, Ltd.	444,040
28,522	Infrastrutture Wireless Italiane SpA	375,916
268,346	Koninklijke KPN NV	947,680
98,604	Nippon Telegraph & Telephone Corp.	2,945,387
166,264	Orange SA	1,975,393
666,400	Singapore Telecommunications, Ltd.	1,235,146
142,233	Spark New Zealand, Ltd.	450,935
2,186	Swisscom AG	1,395,186
761,503	Telecom Italia SpA*	252,407
87,057	Telefonica Deutschland Holding AG	267,867
419,474	Telefonica SA	1,809,941
58,453	Telenor ASA	686,526
225,638	Telia Co AB^	573,566
329,257	Telstra Corp., Ltd.	929,902
7,102	United Internet AG, Registered Shares	122,250

		24,550,945

Electric Utilities (1.8%):
2,028	Acciona SA	406,326
1,549	BKW AG	243,537
54,500	Chubu Electric Power Co., Inc.	575,233
52,070	CK Infrastructure Holdings, Ltd.	284,305
133,500	CLP Holdings, Ltd.	965,028
236,366	EDP - Energias de Portugal SA	1,287,855
2,469	Elia Group SA/NV	326,034
26,114	Endesa SA	567,003
667,202	Enel SpA	4,074,416
37,972	Fortum OYJ*	582,369
503,164	Iberdrola SA	6,266,960
952,130	Inter Rao Ues PJSC*(a)	—
59,800	Kansai Electric Power Co., Inc. (The)	582,612
62,734	Mercury NZ, Ltd.	247,896

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Electric Utilities, continued
141,758	Origin Energy, Ltd.	$785,335
15,267	Orsted A/S	1,302,419
116,500	Power Assets Holdings, Ltd.	624,259
30,305	Red Electrica Corp SA	533,029
90,126	Scottish & Southern Energy plc	2,007,185
114,749	Terna SpA	941,695
122,700	Tokyo Electric Power Co. Holdings, Inc.*	437,968
5,873	Verbund AG, Class A	510,567

		23,552,031

Electrical Equipment (1.7%):
128,707	ABB, Ltd.	4,414,835
10,100	Fuji Electric Co., Ltd.	398,596
22,198	Legrand SA	2,030,247
156,000	Mitsubishi Electric Corp.	1,863,388
36,100	Nidec Corp.	1,874,104
20,835	Prysmian SpA	877,119
44,426	Schneider Electric SA	7,425,955
42,802	Siemens Energy AG*	939,437
81,500	Vestas Wind Systems A/S	2,361,564

		22,185,245

Electronic Equipment, Instruments & Components (1.5%):
10,400	Azbil Corp.	284,562
31,235	Halma plc	862,152
11,700	Hamamatsu Photonics KK	631,644
157,083	Hexagon AB, Class B	1,808,261
2,214	Hirose Electric Co., Ltd.	289,725
9,300	Ibiden Co., Ltd.	373,163
15,980	Keyence Corp.	7,835,345
25,900	Kyocera Corp.	1,351,242
47,500	Murata Manufacturing Co., Ltd.	2,900,861
15,200	Omron Corp.	889,467
20,100	Shimadzu Corp.	630,586
31,400	TDK Corp.	1,126,999
22,100	Venture Corp., Ltd.	294,446
17,300	Yokogawa Electric Corp.	281,626

		19,560,079

Energy Equipment & Services (0.0%†):
39,743	Tenaris SA	565,172

Entertainment (0.9%):
70,633	Bollore, Inc.^	435,910
15,100	Capcom Co., Ltd.	540,244
49,180	Embracer Group AB*	230,812
8,260	Koei Tecmo Holdings Co., Ltd.	149,231
7,100	Konami Holdings Corp.	325,977
38,900	Nexon Co., Ltd.	928,867
90,700	Nintendo Co., Ltd.	3,516,426
29,973	Sea, Ltd., ADR*	2,594,163
6,500	Square Enix Holdings Co., Ltd.	312,365
9,200	Toho Co., Ltd.	352,330
61,199	Universal Music Group NV	1,546,907

		10,933,232

Financial Services (0.8%):
3,632	Eurazeo SE	258,733
8,959	EXOR NV*	738,189
8,293	Groupe Bruxelles Lambert SA	708,051
10,704	Industrivarden AB, Class A	289,393
11,693	Industrivarden AB, Class C	315,626

Shares		Value
Common Stocks, continued

Financial Services, continued
40,970	Investor AB	$836,665
150,290	Investor AB, Class B	2,995,027
18,428	Kinnevik AB, Class B*	276,245
6,582	L E Lundbergforetagen AB	298,331
189,651	M&G plc	464,448
50,900	Mitsubishi HC Capital, Inc.	263,105
96,500	ORIX Corp.	1,591,716
1,204	Sofina SA	271,149
2,005	Wendel	212,340
19,597	Worldline SA*	832,782

		10,351,800

Food & Staples Retailing (0.0%†):
2,004	Magnit PJSC*(a)	—

Food Products (3.3%):
36,800	Ajinomoto Co., Inc.	1,280,778
29,499	Associated British Foods plc	707,863
302	Barry Callebaut AG, Registered Shares	641,339
274,400	China Huishan Dairy Holdings Co., Ltd.*(a)	—
9	Chocoladefabriken Lindt & Spruengli AG	1,062,887
52,856	Danone SA	3,285,654
7,602	JDE Peet’s NV	221,095
12,854	Kerry Group plc, Class A	1,280,902
12,300	Kikkoman Corp.	627,520
85	Lindt & Spruengli AG	1,005,898
16,904	Meiji Holdings Co., Ltd.	402,048
35,096	Mowi ASA	650,246
225,185	Nestle SA	27,497,380
14,545	Nisshin Seifun Group, Inc.	170,223
5,100	Nissin Foods Holdings Co., Ltd.	466,497
61,109	Orkla ASA, Class A	434,287
5,798	Salmar ASA	253,178
664,797	WH Group, Ltd.	395,144
166,500	Wilmar International, Ltd.	528,511
10,600	Yakult Honsha Co., Ltd.	770,704

		41,682,154

Gas Utilities (0.3%):
98,509	APA Group	668,328
18,899	Enagas SA	363,012
918,135	Hong Kong & China Gas Co., Ltd.	811,187
11,581	Naturgy Energy Group SA^	348,562
30,400	Osaka Gas Co., Ltd.	499,903
165,445	Snam SpA	878,124
32,900	Tokyo Gas Co., Ltd.	619,591

		4,188,707

Ground Transportation (0.6%):
139,342	Aurizon Holdings, Ltd.	313,631
12,200	Central Japan Railway Co.	1,456,725
24,413	East Japan Railway Co.	1,350,201
105,487	Grab Holdings, Ltd.*	317,516
18,700	Hankyu Hanshin Holdings, Inc.	554,949
8,100	Keio Corp.	284,072
10,500	Keisei Electric Railway Co., Ltd.	323,314
14,700	Kintetsu Group Holdings Co., Ltd.	472,832
129,494	MTR Corp., Ltd.	626,400
23,500	Odakyu Electric Railway Co., Ltd.	305,184
14,300	Tobu Railway Co., Ltd.	342,148
45,000	Tokyu Corp.	598,541

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Ground Transportation, continued
18,300	West Japan Railway Co.	$753,961

		7,699,474

Health Care Equipment & Supplies (2.0%):
40,328	Alcon, Inc.	2,862,108
17,500	Asahi Intecc Co., Ltd.	309,726
3,694	BioMerieux	389,703
3,472	Carl Zeiss Meditec AG	482,163
5,393	Cochlear, Ltd.	854,676
9,588	Coloplast A/S, Class B	1,262,138
7,748	Demant A/S*	271,932
1,912	DiaSorin SpA	201,714
23,829	EssilorLuxottica SA	4,301,362
47,674	Fisher & Paykel Healthcare Corp., Ltd.	796,000
17,368	Getinge AB, Class B	424,512
29,400	Hoya Corp.	3,251,513
71,771	Koninklijke Philips NV	1,310,119
98,600	Olympus Corp.	1,731,814
22,758	Siemens Healthineers AG	1,308,786
70,295	Smith & Nephew plc	977,880
4,195	Sonova Holding AG	1,237,374
9,455	Straumann Holding AG, Class R	1,418,338
13,700	Sysmex Corp.	899,474
54,400	Terumo Corp.	1,468,774

		25,760,106

Health Care Providers & Services (0.3%):
10,391	Amplifon SpA	361,162
106	Celltrion Healthcare Co., Ltd.	4,927
13,978	EBOS Group, Ltd.	407,168
17,120	Fresenius Medical Care AG & Co., KGaA	725,965
34,436	Fresenius SE & Co. KGaA	928,192
15,256	Ramsay Health Care, Ltd.	678,991
37,378	Sonic Healthcare, Ltd.	873,498

		3,979,903

Health Care Technology (0.1%):
36,000	M3, Inc.	905,834

Hotels, Restaurants & Leisure (1.6%):
12,982	Accor SA*	422,363
47,923	Aristocrat Leisure, Ltd.	1,198,076
144,422	Compass Group plc	3,630,736
14,628	Delivery Hero SE*	497,660
48,536	Entain plc	755,239
14,756	Evolution AB	1,980,641
13,852	Flutter Entertainment plc*	2,519,170
186,000	Galaxy Entertainment Group, Ltd.*	1,236,490
521,157	Genting Singapore, Ltd.	439,441
14,222	InterContinental Hotels Group plc	934,350
14,853	Just Eat Takeaway*	283,893
9,131	La Francaise des Jeux SAEM	380,644
169,008	Lottery Corp., Ltd. (The)	580,389
7,029	McDonald’s Holdings Co., Ltd.	292,326
17,520	Meituan, Class B*	318,235
82,500	Oriental Land Co., Ltd.	2,821,442
202,732	Sands China, Ltd.*	707,604
6,718	Sodexo SA	656,247
17,015	Whitbread plc	628,404

		20,283,350

Shares		Value
Common Stocks, continued

Household Durables (1.2%):
82,761	Barratt Developments plc	$477,810
8,253	Berkeley Group Holdings plc	428,108
18,646	Electrolux AB, Class B	226,359
11,900	Iida Group Holdings Co., Ltd.	194,201
6,700	Open House Co., Ltd.	251,276
178,200	Panasonic Holdings Corp.	1,595,128
27,040	Persimmon plc	420,478
1,891	SEB SA	215,833
29,700	Sekisui Chemical Co., Ltd.	421,362
49,800	Sekisui House, Ltd.	1,014,902
16,000	Sharp Corp.	113,153
103,300	Sony Group Corp.	9,392,501
301,909	Taylor Wimpey plc	444,661

		15,195,772

Household Products (0.6%):
51,448	Essity AB, Class B^	1,471,782
8,799	Henkel AG & Co. KGaA	639,795
58,624	Reckitt Benckiser Group plc	4,453,195
32,600	Unicharm Corp.	1,340,185

		7,904,957

Independent Power and Renewable Electricity Producers (0.3%):
6,231	Corp ACCIONA Energias Renovables SA*	241,696
19,202	EDP Renovaveis SA	440,219
103,728	Meridian Energy, Ltd.	341,179
53,311	RWE AG	2,291,555

		3,314,649

Industrial Conglomerates (1.6%):
226,744	CK Hutchison Holdings, Ltd.	1,407,989
8,216	DCC plc	479,439
79,320	Hitachi, Ltd.	4,360,477
12,438	Investment AB Latour, Class B	253,574
6,600	Jardine Cycle & Carriage, Ltd.	155,944
13,400	Jardine Matheson Holdings, Ltd.	652,765
125,500	Keppel Corp., Ltd.	532,039
20,043	Lifco AB, Class B	431,682
337,217	Melrose Industries plc	694,928
62,642	Siemens AG	10,138,835
26,917	Smiths Group plc	570,344
31,600	Toshiba Corp.	1,058,990

		20,737,006

Insurance (5.0%):
15,748	Admiral Group plc	396,325
148,316	Aegon NV	637,340
13,611	Ageas NV	588,346
968,200	AIA Group, Ltd.	10,173,506
33,006	Allianz SE+	7,618,462
92,819	Assicurazioni Generali SpA	1,852,698
226,219	Aviva plc	1,130,557
154,026	AXA SA	4,709,187
3,862	Baloise Holding AG	602,781
79,100	Dai-ichi Life Holdings, Inc.	1,453,527
15,186	Gjensidige Forsikring ASA^	248,982
4,905	Hannover Rueck SE	959,452
206,205	Insurance Australia Group, Ltd.	647,378
191,900	Japan Post Holdings Co., Ltd.	1,561,628
15,600	Japan Post Insurance Co., Ltd.	243,579
502,710	Legal & General Group plc	1,486,689

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Insurance, continued
234,779	Medibank Private, Ltd.	$528,635
34,611	MS&AD Insurance Group Holdings, Inc.	1,074,891
11,487	Muenchener Rueckversicherungs-Gesellschaft AG	4,017,101
22,710	NN Group NV	823,898
65,390	Phoenix Group Holdings plc	441,657
43,375	Poste Italiane SpA	443,921
221,879	Prudential PLC	3,033,981
119,821	QBE Insurance Group, Ltd.	1,169,946
38,718	Sampo Oyj, Class A	1,826,221
25,225	Sompo Holdings, Inc.	1,001,240
103,227	Suncorp Group, Ltd.	836,805
2,488	Swiss Life Holding AG	1,534,587
24,342	Swiss Re AG	2,504,405
44,736	T&D Holdings, Inc.	555,793
151,100	Tokio Marine Holdings, Inc.	2,913,718
30,194	Tryg A/S	659,428
12,321	Zurich Insurance Group AG	5,897,100

		63,573,764

Interactive Media & Services (0.2%):
25,768	Adevinta ASA*	182,817
79,526	Auto Trader Group plc	606,026
3,995	REA Group, Ltd.	372,243
6,090	Scout24 AG	361,268
28,658	Seek, Ltd.	463,005
3,760	VK Co., Ltd., GDR*(a)	—
9,068	Yandex NV, Class A*(a)	—
224,800	Z Holdings Corp.	637,948

		2,623,307

Internet & Direct Marketing Retail (0.0%†):
321	Ozon Holdings plc, ADR*(a)	—

IT Services (1.4%):
1,794	Adyen NV*	2,844,331
37,322	Amadeus IT Group SA*	2,498,723
6,916	Bechtle AG	330,107
13,217	Capgemini SA	2,458,213
44,998	Computershare, Ltd.	652,094
20,143	Edenred	1,191,683
16,400	Fujitsu, Ltd.	2,216,957
3,200	GMO Payment Gateway, Inc.	275,457
6,900	Itochu Techno-Solutions Corp.	169,976
20,200	NEC Corp.	779,987
44,818	Nexi SpA*	365,380
32,038	Nomura Research Institute, Ltd.	745,102
52,500	NTT Data Corp.	690,558
5,800	Obic Co., Ltd.	917,138
8,700	Otsuka Corp.	309,384
13,500	SCSK Corp.	197,297
18,500	TIS, Inc.	489,060
4,347	Wix.com, Ltd.*	433,831

		17,565,278

Leisure Products (0.2%):
48,600	Bandai Namco Holdings, Inc.	1,046,852
127	HLB, Inc.*	3,419
5,900	Shimano, Inc.	1,023,639
10,700	Yamaha Corp.	413,027

		2,486,937

Shares		Value
Common Stocks, continued

Life Sciences Tools & Services (0.6%):
2,520	Bachem Holding AG, Registered B^	$253,592
11,130	Eurofins Scientific SE^	746,711
6,116	Lonza Group AG	3,679,566
18,590	QIAGEN NV*	844,965
1,990	Sartorius AG	835,171
2,285	Sartorius Stedim Biotech	702,071

		7,062,076

Machinery (3.0%):
23,859	Alfa Laval AB	852,849
26,350	Alstom SA	719,876
216,775	Atlas Copco AB, Class A	2,749,390
125,968	Atlas Copco AB, Class B	1,448,911
82,584	CNH Industrial NV	1,263,197
24,300	Daifuku Co., Ltd.	450,664
36,528	Daimler Truck Holding AG*	1,233,541
53,413	Epiroc AB, Class A	1,060,974
33,573	Epiroc AB, Class B	572,495
79,500	FANUC Corp.	2,867,104
12,696	GEA Group AG	577,672
7,700	Hitachi Construction Machinery Co., Ltd.	179,492
9,400	Hoshizaki Corp.	346,752
33,497	Husqvarna AB, Class B	291,174
23,714	Indutrade AB	503,962
5,878	Knorr-Bremse AG	390,716
77,100	Komatsu, Ltd.	1,912,988
27,430	Kone Oyj, Class B	1,430,687
81,700	Kubota Corp.	1,237,732
8,400	Kurita Water Industries, Ltd.	384,465
18,500	Makita Corp.	460,231
56,195	Metso Outotec Oyj	612,860
30,600	MINEBEA MITSUMI, Inc.	584,264
24,100	Misumi Group, Inc.	606,392
26,000	Mitsubishi Heavy Industries, Ltd.	958,812
20,900	NGK Insulators, Ltd.	276,712
423	Rational AG	283,087
86,048	Sandvik AB	1,829,310
3,357	Schindler Holding AG	742,805
1,919	Schindler Holding AG, Registered Shares	405,358
4,071,969	Sembcorp Marine, Ltd.*	364,782
32,355	SKF AB, Class B^	638,692
4,800	SMC Corp.	2,545,232
6,041	Spirax-Sarco Engineering plc	886,391
111,000	Techtronic Industries Co., Ltd.	1,211,880
12,100	Toyota Industries Corp.	673,876
2,251	VAT Group AG	813,428
15,205	Volvo AB, Class A	327,761
121,785	Volvo AB, Class B^	2,512,863
35,945	Wartsila Oyj Abp, Class B	339,889
19,700	Yaskawa Electric Corp.	863,276

		38,412,542

Marine Transportation (0.3%):
263	A.P. Moeller - Maersk A/S, Class A	465,718
408	A.P. Moeller - Maersk A/S, Class B	739,468
4,385	Kuehne + Nagel International AG	1,309,023
28,500	Mitsui O.S.K. Lines, Ltd.	713,270
39,200	Nippon Yusen KK	916,100
104,000	SITC International Holdings Co., Ltd.	223,520

		4,367,099

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Media (0.4%):
34,500	Cyberagent, Inc.	$292,506
16,577	Dentsu Group, Inc.	583,914
17,600	Hakuhodo DY Holdings, Inc.	199,480
115,470	Informa plc	986,594
19,223	Publicis Groupe SA	1,501,669
60,153	Vivendi Universal SA	607,151
86,428	WPP plc	1,025,231

		5,196,545

Metals & Mining (3.5%):
77,337	Alrosa PAO*(a)	—
104,379	Anglo American plc	3,454,113
33,193	Antofagasta plc	649,410
42,505	ArcelorMittal SA	1,288,785
414,818	BHP Group, Ltd.	13,154,220
39,793	BlueScope Steel, Ltd.	539,083
22,331	Boliden AB	878,621
140,837	Fortescue Metals Group, Ltd.	2,117,422
843,432	Glencore plc	4,850,709
58,432	IGO, Ltd.	501,508
41,800	JFE Holdings, Inc.	531,327
14,064	Mineral Resources, Ltd.	761,914
1,857	MMC Norilsk Nickel PJSC*(a)	—
72,125	Newcrest Mining, Ltd.	1,290,968
65,148	Nippon Steel Corp.	1,537,704
110,543	Norsk Hydro ASA	827,042
96,219	Northern Star Resources, Ltd.	787,481
42,350	Novolipetsk Steel PJSC*(a)	—
214,484	Pilbara Minerals, Ltd.	572,067
10,301	Polymetal International plc*(a)	—
1,026	Polyus PJSC*(a)	—
92,086	Rio Tinto plc	6,240,107
29,958	Rio Tinto, Ltd.	2,411,604
6,613	Severstal*(a)	—
370,193	South32, Ltd.	1,097,727
20,400	Sumitomo Metal & Mining Co., Ltd.	780,151
84,297	United Co. RUSAL International PJSC(a)	—
9,422	Voestalpine AG	320,856

		44,592,819

Multi-Utilities (0.8%):
186,744	E.ON SE	2,329,182
151,465	Engie Group	2,395,150
300,084	National Grid plc	4,072,558
53,712	Veolia Environnement SA	1,659,496

		10,456,386

Oil, Gas & Consumable Fuels (4.4%):
26,158	Aker BP ASA	642,129
18,095	Ampol, Ltd.	370,301
1,485,798	BP plc	9,404,946
250,220	ENEOS Holdings, Inc.	877,749
206,135	ENI SpA	2,887,228
78,950	Equinor ASA	2,246,325
41,896	Galp Energia SGPS SA	475,303
354,974	Gazprom PJSC(a)	—
17,887	Idemitsu Kosan Co., Ltd.	391,214
84,600	INPEX Corp.	900,250
12,219	LUKOIL PJSC*(a)	—
35,466	Neste Oyj	1,749,113
27,220	Novatek PJSC(a)	—

Shares		Value
Common Stocks, continued

Oil, Gas & Consumable Fuels, continued
12,445	OMV AG	$569,912
111,161	Repsol SA	1,710,981
34,912	Rosneft Oil Co. PJSC*(a)	—
254,684	Santos, Ltd.	1,175,162
577,931	Shell plc	16,546,718
171,452	Surgutneftegas PJSC*(a)	—
199,091	Surgutneftegas Prefernce*(a)	—
43,241	Tatneft PJSC(a)	—
203,746	TotalEnergies SE^	12,020,455
18,813	Washington H. Soul Pattinson & Co., Ltd.	381,160
144,176	Woodside Energy Group, Ltd.	3,222,223
11,718	Woodside Energy Group, Ltd.	263,974

		55,835,143

Paper & Forest Products (0.3%):
7,469	Holmen AB, B Shares	287,904
40,622	Mondi plc	643,766
62,500	Oji Holdings Corp.	247,492
41,849	Stora Enso Oyj, Class R	544,532
50,586	Svenska Cellulosa AB SCA, Class B	665,505
44,791	UPM-Kymmene Oyj*	1,504,011

		3,893,210

Passenger Airlines (0.2%):
12,100	ANA Holdings, Inc.*	262,811
50,751	Deutsche Lufthansa AG*	564,622
12,270	Japan Airlines Co., Ltd.	239,279
70,174	Qantas Airways, Ltd.*	311,676
116,250	Singapore Airlines, Ltd.	501,471

		1,879,859

Personal Care Products (2.0%):
8,162	Beiersdorf AG	1,061,729
409,895	Haleon PLC*	1,635,022
39,200	Kao Corp.	1,530,809
4,200	Kobayashi Pharmaceutical Co., Ltd.	256,602
2,500	Kose Corp.	296,972
19,778	L’Oreal SA	8,847,890
33,700	Shiseido Co., Ltd.	1,581,810
207,577	Unilever plc	10,752,336

		25,963,170

Pharmaceuticals (9.1%):
152,500	Astellas Pharma, Inc.	2,169,465
126,883	AstraZeneca plc	17,608,459
80,446	Bayer AG, Registered Shares	5,123,613
27	Celltrion Pharm, Inc.*	1,712
54,200	Chugai Pharmaceutical Co., Ltd.	1,339,789
143,500	Daiichi Sankyo Co., Ltd.	5,237,863
20,300	Eisai Co., Ltd.	1,155,179
333,061	GSK PLC	5,939,285
12,542	Hikma Pharmaceuticals plc	259,605
3,054	Ipsen SA	336,591
2,556	Kangmei Pharmaceutical Co. A*(a)	—
22,000	Kyowa Kirin Co., Ltd.	480,016
10,430	Merck KGaA	1,938,969
4,100	Nippon Shinyaku Co., Ltd.	180,828
177,147	Novartis AG, Registered Shares	16,267,404
135,556	Novo Nordisk A/S, Class B	21,514,082
30,400	Ono Pharmaceutical Co., Ltd.	634,290
9,112	Orion Oyj, Class B	407,401
31,800	Otsuka Holdings Co., Ltd.	1,013,980

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Pharmaceuticals, continued
8,986	Recordati SpA	$380,271
2,224	Roche Holding AG	669,003
57,530	Roche Holding AG	16,468,860
93,410	Sanofi	10,171,601
21,500	Shionogi & Co., Ltd.	972,610
123,173	Takeda Pharmacuetical Co., Ltd.	4,046,153
90,979	Teva Pharmaceutical Industries, Ltd., ADR*	805,164
10,307	UCB SA	921,565

		116,043,758

Professional Services (1.5%):
13,783	Adecco Group AG	501,793
11,400	BayCurrent Consulting, Inc.	473,073
24,496	Bureau Veritas SA	703,813
74,346	Experian plc	2,446,709
13,495	Intertek Group plc	676,273
24,900	Nihon M&A Center, Inc.	186,624
13,500	Persol Holdings Co., Ltd.	271,456
9,079	Randstad NV^	538,930
118,700	Recruit Holdings Co., Ltd.	3,290,450
156,837	RELX plc	5,076,345
514	SGS SA, Registered Shares	1,129,565
4,771	Teleperformance	1,152,237
21,290	Wolters Kluwer NV	2,686,313

		19,133,581

Real Estate Management & Development (1.2%):
69,162	Aroundtown SA^	98,470
3,664	Azrieli Group	211,267
221,400	Capitaland Investment, Ltd.	615,574
60,000	China Evergrande Group*	6,542
33,900	City Developments, Ltd.	188,345
160,744	CK Asset Holdings, Ltd.	973,866
5,400	Daito Trust Construction Co., Ltd.	538,996
48,400	Daiwa House Industry Co., Ltd.	1,140,280
165,400	ESR Cayman, Ltd.	295,567
47,911	Fastighets AB Balder, B Shares*	197,276
173,000	Hang Lung Properties, Ltd.	324,334
127,956	Henderson Land Development Co., Ltd.	443,000
96,400	Hongkong Land Holdings, Ltd.	424,547
29,800	Hulic Co., Ltd.	244,885
5,995	LEG Immobilien SE	328,221
50,412	Lend Lease Group	245,611
90,800	Mitsubishi Estate Co., Ltd.	1,084,177
76,300	Mitsui Fudosan Co., Ltd.	1,434,036
114,655	New World Development Co., Ltd.	309,259
9,400	Nomura Real Estate Holdings, Inc.	208,169
16,564	Sagax AB, Class B	382,971
41,676	Shimao Group Holdings, Ltd.*	10,618
302,601	Sino Land Co., Ltd.	409,868
26,100	Sumitomo Realty & Development Co., Ltd.	588,795
117,000	Sun Hung Kai Properties, Ltd.	1,645,639
81,000	Sunac China Holdings, Ltd.*	14,202
42,964	Swire Pacific, Ltd., Class A	330,883
96,400	Swire Properties, Ltd.	249,009
6,539	Swiss Prime Site AG	544,531
36,896	UOL Group, Ltd.	192,986
57,805	Vonovia SE	1,086,947
139,300	Wharf Real Estate Investment Co., Ltd.	805,681

		15,574,552

Shares		Value
Common Stocks, continued

Semiconductors & Semiconductor Equipment (3.3%):
14,700	Advantest Corp.	$1,362,118
3,783	ASM International NV	1,536,104
33,011	ASML Holding NV	22,554,145
7,200	Disco Corp.	837,789
107,050	Infineon Technologies AG	4,375,216
6,100	Lasertec Corp.	1,081,543
100,200	Renesas Electronics Corp.*	1,454,936
7,400	ROHM Co., Ltd.	616,457
55,158	STMicroelectronics NV	2,950,465
28,800	SUMCO Corp.	433,263
36,900	Tokyo Electron, Ltd.	4,512,341
8,897	Tower Semiconductor, Ltd.*	379,395

		42,093,772

Software (1.5%):
8,103	Check Point Software Technologies, Ltd.*	1,053,390
3,389	CyberArk Software, Ltd.*	501,504
55,353	Dassault Systemes SE	2,285,863
4,385	Nemetschek SE	300,630
5,127	Nice, Ltd.*	1,167,867
2,800	Oracle Corp.	202,111
84,002	Sage Group plc (The)	804,748
85,507	SAP SE	10,755,538
5,103	Temenos AG	355,303
11,100	Trend Micro, Inc.	544,263
12,614	WiseTech Global, Ltd.	554,069
10,262	Xero, Ltd.*	620,919

		19,146,205

Specialty Retail (0.8%):
14,400	Fast Retailing Co., Ltd.	3,148,790
60,321	Hennes & Mauritz AB, Class B^	861,623
1,500	Hikari Tsushin, Inc.	210,997
90,008	Industria de Diseno Textil SA	3,022,444
217,795	JD Sports Fashion plc	479,444
166,155	Kingfisher plc	536,777
6,700	Nitori Co., Ltd.	807,902
16,600	USS Co., Ltd.	287,766
18,592	Zalando SE*	777,987
10,300	ZOZO, Inc.	235,577

		10,369,307

Technology Hardware, Storage & Peripherals (0.4%):
17,600	Brother Industries, Ltd.	265,507
80,700	Canon, Inc.	1,810,461
30,400	FUJIFILM Holdings Corp.	1,544,463
14,283	Logitech International SA, Class R	830,046
44,400	Ricoh Co., Ltd.	333,109
23,600	Seiko Epson Corp.	335,839

		5,119,425

Textiles, Apparel & Luxury Goods (3.4%):
13,462	Adidas AG	2,376,645
31,278	Burberry Group plc	1,000,660
42,744	Cie Financiere Richemont SA	6,853,774
2,316	FF Group*(a)	—
2,593	Hermes International SA	5,251,921
6,146	Kering	4,010,853
22,665	LVMH Moet Hennessy Louis Vuitton SA	20,769,578
16,565	Moncler SpA	1,144,854
7,545	Pandora A/S	723,150
9,092	Puma SE	560,686

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued

Textiles, Apparel & Luxury Goods, continued
4,926	Swatch Group AG (The)	$312,201
2,366	Swatch Group AG (The), Class B	813,752

		43,818,074

Tobacco (0.8%):
174,140	British American Tobacco plc	6,101,681
72,257	Imperial Brands plc, Class A	1,661,430
99,800	Japan Tobacco, Inc.	2,106,681

		9,869,792

Trading Companies & Distributors (1.6%):
13,676	AerCap Holdings NV*	769,001
36,399	Ashtead Group plc	2,229,731
12,545	Brenntag AG	941,684
27,346	Bunzl plc	1,033,135
4,712	IMCD NV	771,113
97,900	Itochu Corp.	3,188,276
124,800	Marubeni Corp.	1,696,665
102,800	Mitsubishi Corp.	3,696,300
117,700	Mitsui & Co., Ltd.	3,668,529
18,500	MonotaRo Co., Ltd.	232,602
21,131	Reece, Ltd.	247,088
90,900	Sumitomo Corp.	1,610,141
17,600	Toyota Tsushu Corp.	750,264

		20,834,529

Transportation Infrastructure (0.4%):
6,063	Aena SME SA*	981,607
2,254	Aeroports de Paris*	322,075
106,200	Auckland International Airport, Ltd.*	577,965
37,157	Getlink SE	613,298
248,159	Transurban Group	2,361,129

		4,856,074

Water Utilities (0.1%):
20,867	Severn Trent plc	741,044

Shares		Value
Common Stocks, continued

Water Utilities, continued
56,632	United Utilities Group plc	$740,443

		1,481,487

Wireless Telecommunication Services (1.1%):
132,100	KDDI Corp.	4,079,910
29,884	Mobile TeleSystems PJSC*(a)	—
237,100	Softbank Corp.	2,735,339
98,900	SoftBank Group Corp.	3,893,551
47,483	Tele2 AB	473,220
2,103,308	Vodafone Group plc	2,324,377

		13,506,397

Total Common Stocks (Cost $867,317,668)		1,253,324,715

Preferred Stocks (0.3%):

Automobile Components (0.2%):
5,130	Bayerische Motoren Werke AG (BMW), 6.17%, 5/15/20	524,705
12,611	Porsche Automobil Holding SE, 4.84%, 5/20/20	723,702
14,977	Volkswagen AG, 6.01%, 5/8/20	2,043,487

		3,291,894

Household Products (0.1%):
14,378	Henkel AG & Co. KGaA, 2.57%, 4/21/20	1,123,468

Total Preferred Stocks (Cost $3,870,316)		4,415,362

Principal Amount

Short-Term Security Held as Collateral for Securities on Loan (1.5%):
19,146,000	BlackRock Liquidity FedFund, Institutional Class , 2.54%(b)(c)	19,146,000

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $19,146,000)		19,146,000

Total Investment Securities (Cost $890,333,984) — 99.8% 1,276,886,077
Net other assets (liabilities) — 0.2%		2,204,574

Net Assets — 100.0%		$1,279,090,651

Percentages indicated are based on net assets as of March 31, 2023
ADR	-	American Depository Receipt
GDR	-	Global Depositary Receipt
REIT	-	Real Estate Investment Trust

^	This security or a partial position of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $16,928,709.
+	Affiliated Securities
†	Represents less than 0.05%.
*	Non-income producing security.
(a)	Security was valued using unobservable inputs as of March 31, 2023.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(c)	The rate represents the effective yield at March 31, 2023.

Amounts shown as “—“ are either 0 or round to less than 1.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2023: (Unaudited)

Country	Percentage
Australia	7.2%
Austria	0.2%
Belgium	0.9%
Bermuda	0.1%
China	0.1%
Cyprus	—%	†
Denmark	3.0%
Finland	1.2%
France	11.4%
Germany	8.4%
Greece	—%	†
Hong Kong	2.6%
Ireland	1.1%
Isle of Man	0.1%
Israel	0.7%
Italy	2.0%

Country	Percentage
Japan	21.2%
Korea, Republic Of	—%	†
Luxembourg	0.2%
Netherlands	6.8%
New Zealand	0.3%
Norway	0.7%
Portugal	0.2%
Republic of Korea (South)	—%	†
Russian Federation	—%	†
Singapore	1.5%
Spain	2.6%
Sweden	3.1%
Switzerland	10.2%
Taiwan, Province Of China	—%	†
Turkey	—%	†
United Kingdom	12.7%
United States	1.5%

	100.0%

†	Represents less than 0.05%.

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

DJ EURO STOXX 50 June Futures (Euro)	6/16/23	132	$6,099,222	$281,650
FTSE 100 Index June Futures (British Pounds)	6/16/23	42	3,957,201	60,264
SGX NIKKEI 225 Index June Futures (Japanese Yen)	6/8/23	37	3,908,048	124,711
SPI 200 Index June Futures (Australian Dollar)	6/15/23	17	2,042,447	48,804

				$515,429

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks (99.0%):
Aerospace & Defense (1.7%):
25,273	Axon Enterprise, Inc.*	$5,682,634
14,321	Curtiss-Wright Corp.	2,524,219
31,462	Hexcel Corp.	2,147,282
21,909	Mercury Systems, Inc.*	1,119,988
22,328	Woodward, Inc.	2,174,077

		13,648,200

Air Freight & Logistics (0.3%):
44,313	GXO Logistics, Inc.*	2,236,034

Automobile Components (2.3%):
35,826	Adient plc*	1,467,433
28,998	Autoliv, Inc.	2,707,253
48,208	Dana, Inc.	725,530
15,773	Fox Factory Holding Corp.*	1,914,369
87,694	Gentex Corp.	2,458,063
104,665	Goodyear Tire & Rubber Co. (The)*	1,153,408
49,668	Harley-Davidson, Inc.	1,885,894
22,105	Lear Corp.	3,083,427
19,990	Thor Industries, Inc.	1,592,004
10,488	Visteon Corp.*	1,644,833

		18,632,214

Banks (6.0%):
56,814	Associated Banc-Corp.	1,021,516
15,119	Bank of Hawaii Corp.	787,397
41,176	Bank OZK	1,408,219
66,296	Cadence Bank	1,376,305
27,193	Cathay General Bancorp	938,702
77,490	Columbia Banking System, Inc.	1,659,836
42,523	Commerce Bancshares, Inc.	2,481,217
24,060	Cullen/Frost Bankers, Inc.	2,534,480
52,690	East West Bancorp, Inc.	2,924,295
132,545	F.N.B. Corp.	1,537,522
48,314	First Financial Bankshares, Inc.	1,541,217
200,602	First Horizon Corp.	3,566,704
63,288	Fulton Financial Corp.	874,640
41,286	Glacier Bancorp, Inc.	1,734,425
32,379	Hancock Whitney Corp.	1,178,596
70,603	Home Bancshares, Inc.	1,532,791
19,949	International Bancshares Corp.	854,216
257,049	New York Community Bancorp, Inc.	2,323,723
109,120	Old National Bancorp	1,573,510
43,374	PacWest Bancorp^	422,029
28,889	Pinnacle Financial Partners, Inc.	1,593,517
34,123	Prosperity Bancshares, Inc.	2,099,247
28,297	SouthState Corp.	2,016,444
54,188	Synovus Financial Corp.	1,670,616
18,029	Texas Capital Bancshares, Inc.*	882,700
16,429	UMB Financial Corp.	948,282
50,194	United Bankshares, Inc.	1,766,829
158,803	Valley National Bancorp	1,467,340
65,050	Webster Financial Corp.	2,564,271
22,646	Wintrust Financial Corp.	1,652,026

		48,932,612

Beverages (0.4%):
3,486	Boston Beer Co., Inc. (The), Class A*	1,145,848
15,265	Celsius Holdings, Inc.*	1,418,729

Shares		Value
Common Stocks, continued
Beverages, continued
1,739	Coca-Cola Consolidated, Inc.	$930,504

		3,495,081

Biotechnology (1.6%):
39,995	Arrowhead Pharmaceuticals, Inc.*	1,015,873
121,881	Exelixis, Inc.*	2,365,710
50,532	Halozyme Therapeutics, Inc.*	1,929,817
36,079	Neurocrine Biosciences, Inc.*	3,651,916
17,038	United Therapeutics Corp.*	3,815,831

		12,779,147

Broadline Retail (0.6%):
41,302	Kohl’s Corp.	972,249
101,141	Macy’s, Inc.	1,768,956
42,090	Nordstrom, Inc.	684,805
21,546	Ollie’s Bargain Outlet Holdings, Inc.*	1,248,375

		4,674,385

Building Products (3.2%):
23,383	Advanced Drainage Systems, Inc.	1,969,082
55,019	Builders FirstSource, Inc.*	4,884,587
19,333	Carlisle Cos., Inc.	4,370,611
47,941	Fortune Brands Innovations, Inc.	2,815,575
12,066	Lennox International, Inc.	3,031,944
34,937	Owens Corning	3,346,965
15,870	Simpson Manufacturing Co., Inc.	1,739,987
40,986	Trex Co., Inc.*	1,994,789
22,993	UFP Industries, Inc.	1,827,254

		25,980,794

Capital Markets (2.0%):
14,066	Affiliated Managers Group, Inc.	2,003,280
13,301	Evercore, Inc., Class A	1,534,669
31,942	Federated Hermes, Inc., Class B	1,282,152
38,457	Interactive Brokers Group, Inc., Class A	3,175,010
49,160	Janus Henderson Group plc	1,309,623
67,637	Jefferies Financial Group, Inc.	2,146,798
38,117	SEI Investments Co.	2,193,633
39,382	Stifel Financial Corp.	2,327,082

		15,972,247

Chemicals (2.9%):
18,820	Ashland, Inc.	1,933,002
31,713	Avient Corp.	1,305,307
82,467	Axalta Coating Systems, Ltd.*	2,497,925
21,254	Cabot Corp.	1,628,907
55,453	Chemours Co. (The)	1,660,263
13,274	Ingevity Corp.*	949,357
2,503	NewMarket Corp.	913,545
45,996	Olin Corp.	2,552,778
48,258	RPM International, Inc.	4,210,028
15,283	Scotts Miracle-Gro Co. (The)	1,065,836
15,554	Sensient Technologies Corp.	1,190,814
64,275	Valvoline, Inc.	2,245,769
12,796	Westlake Corp.	1,484,080

		23,637,611

Commercial Services & Supplies (1.2%):
17,551	Brink’s Co. (The)	1,172,407
18,800	Clean Harbors, Inc.*	2,680,128
13,746	MSA Safety, Inc.	1,835,091
10	Ritchie Bros Auctioneers, Inc.	563

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
34,293	Stericycle, Inc.*	$1,495,518
19,851	Tetra Tech, Inc.	2,916,310

		10,100,017

Communications Equipment (0.7%):
21,513	Calix, Inc.*	1,152,882
55,482	Ciena Corp.*	2,913,914
25,770	Lumentum Holdings, Inc.*	1,391,838

		5,458,634

Construction & Engineering (2.0%):
51,944	AECOM	4,379,918
17,815	EMCOR Group, Inc.	2,896,541
52,965	Fluor Corp.*	1,637,148
22,279	MasTec, Inc.*	2,104,029
76,019	MDU Resources Group, Inc.	2,317,059
7,975	Valmont Industries, Inc.	2,546,258

		15,880,953

Construction Materials (0.2%):
13,477	Eagle Materials, Inc.	1,977,750

Consumer Finance (0.4%):
14,176	FirstCash Holdings, Inc.	1,351,965
37,906	Navient Corp.	606,117
89,982	SLM Corp.	1,114,877

		3,072,959

Consumer Staples Distribution & Retail (1.9%):
50,256	BJ’s Wholesale Club Holdings, Inc.*	3,822,974
13,929	Casey’s General Stores, Inc.	3,015,071
33,449	Grocery Outlet Holding Corp.*	945,269
58,370	Performance Food Group Co.*	3,522,046
39,996	Sprouts Farmers Market, Inc.*	1,401,060
76,505	US Foods Holding Corp.*	2,826,094

		15,532,514

Containers & Packaging (0.9%):
24,405	AptarGroup, Inc.	2,884,427
9,683	Greif, Inc., Class A	613,612
31,161	Silgan Holdings, Inc.	1,672,411
36,437	Sonoco Products Co.	2,222,657

		7,393,107

Diversified Consumer Services (1.0%):
1,450	Graham Holdings Co., Class B	863,968
11,589	Grand Canyon Education, Inc.*	1,319,987
56,926	H&R Block, Inc.	2,006,641
57,497	Service Corp. International	3,954,644

		8,145,240

Diversified REITs (0.4%):
33,111	Agree Realty Corp.	2,271,746
60,869	Vornado Realty Trust	935,556

		3,207,302

Diversified Telecommunication Services (0.6%):
83,280	Frontier Communications Parent, Inc.*	1,896,286
46,969	Iridium Communications, Inc.	2,908,790

		4,805,076

Electric Utilities (1.4%):
21,599	ALLETE, Inc.	1,390,328
40,737	Hawaiian Electric Industries, Inc.	1,564,301
18,882	IDACORP, Inc.	2,045,487

Shares		Value
Common Stocks, continued
Electric Utilities, continued
74,842	OGE Energy Corp.	$2,818,550
31,953	PNM Resources, Inc.	1,555,472
33,241	Portland General Electric Co.	1,625,152

		10,999,290

Electrical Equipment (2.1%):
11,982	Acuity Brands, Inc.	2,189,471
15,428	EnerSys	1,340,385
20,038	Hubbell, Inc.	4,875,446
62,275	nVent Electric plc	2,674,088
24,729	Regal Rexnord Corp.	3,480,112
31,156	SunPower Corp.*	431,199
79,368	Sunrun, Inc.*	1,599,265
8,463	Vicor Corp.*	397,253

		16,987,219

Electronic Equipment, Instruments & Components (3.5%):
21,788	Arrow Electronics, Inc.*	2,720,668
34,035	Avnet, Inc.	1,538,382
16,174	Belden, Inc.	1,403,418
64,647	Cognex Corp.	3,203,259
51,763	Coherent Corp.*	1,971,135
11,949	IPG Photonics Corp.	1,473,431
49,822	Jabil, Inc.	4,392,308
9,255	Littelfuse, Inc.	2,481,173
48,811	National Instruments Corp.	2,558,184
13,329	Novanta, Inc.*	2,120,511
15,631	TD SYNNEX Corp.	1,512,924
48,958	Vishay Intertechnology, Inc.	1,107,430
59,698	Vontier Corp.	1,632,143

		28,114,966

Energy Equipment & Services (0.8%):
74,257	ChampionX Corp.	2,014,592
146,843	NOV, Inc.	2,718,064
22,483	Valaris, Ltd.*	1,462,744

		6,195,400

Entertainment (0.2%):
16,361	World Wrestling Entertainment, Inc., Class A	1,493,105

Financial Services (0.7%):
40,697	Essent Group, Ltd.	1,629,915
107,931	MGIC Investment Corp.	1,448,434
36,262	Voya Financial, Inc.	2,591,282

		5,669,631

Food Products (1.4%):
59,914	Darling Ingredients, Inc.*	3,498,978
71,733	Flowers Foods, Inc.	1,966,202
24,528	Ingredion, Inc.	2,495,233
7,377	Lancaster Colony Corp.	1,496,646
17,162	Pilgrim’s Pride Corp.*	397,815
20,043	Post Holdings, Inc.*	1,801,264

		11,656,138

Gas Utilities (1.4%):
34,565	National Fuel Gas Co.	1,995,783
36,360	New Jersey Resources Corp.	1,934,352
20,149	ONE Gas, Inc.	1,596,405
24,160	Southwest Gas Holdings, Inc.	1,508,792
19,835	Spire, Inc.	1,391,227

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Gas Utilities, continued
78,339	UGI Corp.	$2,723,064

		11,149,623

Ground Transportation (1.9%):
9,274	Avis Budget Group, Inc.*	1,806,575
60,263	Hertz Global Holdings, Inc.*	981,684
60,073	Knight-Swift Transportation Holdings, Inc.	3,398,930
13,431	Landstar System, Inc.	2,407,641
18,716	Ryder System, Inc.	1,670,216
9,892	Saia, Inc.*	2,691,416
22,209	Werner Enterprises, Inc.	1,010,288
42,797	XPO Logistics, Inc.*	1,365,224

		15,331,974

Health Care Equipment & Supplies (3.6%):
18,005	Enovis Corp.*	963,087
60,999	Envista Holdings Corp.*	2,493,639
29,250	Globus Medical, Inc.*	1,656,720
18,818	Haemonetics Corp.*	1,557,189
7,612	ICU Medical, Inc.*	1,255,676
17,874	Inari Medical, Inc.*	1,103,541
27,021	Integra LifeSciences Holdings Corp.*	1,551,276
25,686	Lantheus Holdings, Inc.*	2,120,636
20,224	LivaNova plc*	881,362
18,078	Masimo Corp.*	3,336,114
80,360	Neogen Corp.*	1,488,267
16,871	Omnicell, Inc.*	989,822
14,198	Penumbra, Inc.*	3,956,841
19,939	QuidelOrtho Corp.*	1,776,365
13,511	Shockwave Medical, Inc.*	2,929,590
17,838	STAAR Surgical Co.*	1,140,740

		29,200,865

Health Care Providers & Services (2.1%):
34,010	Acadia Healthcare Co., Inc.*	2,457,223
12,277	Amedisys, Inc.*	902,973
5,559	Chemed Corp.	2,989,352
37,262	Encompass Health Corp.	2,015,874
31,533	HealthEquity, Inc.*	1,851,303
62,493	Option Care Health, Inc.*	1,985,403
31,828	Patterson Cos., Inc.	852,036
28,428	Progyny, Inc.*	913,107
51,935	R1 RCM, Inc.*	779,025
40,420	Tenet Healthcare Corp.*	2,401,756

		17,148,052

Health Care REITs (1.1%):
142,269	Healthcare Realty Trust, Inc.	2,750,060
223,103	Medical Properties Trust, Inc.	1,833,907
87,571	Omega Healthcare Investors, Inc.	2,400,321
84,668	Physicians Realty Trust	1,264,093
87,275	Sabra Health Care REIT, Inc.	1,003,662

		9,252,043

Hotel & Resort REITs (0.1%):
84,958	Park Hotels & Resorts, Inc.	1,050,081

Hotels, Restaurants & Leisure (3.4%):
97,388	Aramark	3,486,490
29,583	Boyd Gaming Corp.	1,896,862
10,472	Choice Hotels International, Inc.	1,227,214
12,305	Churchill Downs, Inc.	3,163,000
29,678	Hilton Grand Vacations, Inc.*	1,318,594

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
34,991	Light & Wonder, Inc., Class A*	$2,101,210
14,307	Marriott Vacations Worldwide Corp.	1,929,442
12,147	Papa John’s International, Inc.	910,175
57,741	Penn Entertainment, Inc.*	1,712,598
25,015	Texas Roadhouse, Inc., Class A	2,703,121
30,080	Travel + Leisure Co.	1,179,136
64,394	Wendy’s Co. (The)	1,402,501
11,166	Wingstop, Inc.	2,049,854
33,018	Wyndham Hotels & Resorts, Inc.	2,240,271

		27,320,468

Household Durables (1.5%):
9,065	Helen of Troy, Ltd.*	862,716
30,514	KB Home	1,226,053
50,095	Leggett & Platt, Inc.	1,597,029
40,283	Taylor Morrison Home Corp., Class A*	1,541,228
63,701	Tempur Sealy International, Inc.	2,515,552
38,441	Toll Brothers, Inc.	2,307,613
11,952	TopBuild Corp.*	2,487,689

		12,537,880

Household Products (0.1%):
25,039	Energizer Holdings, Inc.	868,853

Independent Power and Renewable Electricity Producers (0.2%):
19,819	Ormat Technologies, Inc.	1,680,057

Industrial REITs (1.2%):
16,290	EastGroup Properties, Inc.	2,693,063
49,396	First Industrial Realty Trust, Inc.	2,627,867
70,697	Rexford Industrial Realty, Inc.	4,217,076

		9,538,006

Insurance (3.9%):
26,117	American Financial Group, Inc.	3,173,216
25,524	Brighthouse Financial, Inc.*	1,125,864
43,228	CNO Financial Group, Inc.	959,229
38,688	First American Financial Corp.	2,153,374
13,256	Hanover Insurance Group, Inc. (The)	1,703,396
24,139	Kemper Corp.	1,319,438
8,143	Kinsale Capital Group, Inc.	2,444,121
103,118	Old Republic International Corp.	2,574,856
13,794	Primerica, Inc.	2,375,879
24,926	Reinsurance Group of America, Inc.	3,309,176
16,344	RenaissanceRe Holdings, Ltd.	3,274,357
15,081	RLI Corp.	2,004,416
22,527	Selective Insurance Group, Inc.	2,147,499
69,908	Unum Group	2,765,560

		31,330,381

Interactive Media & Services (0.3%):
39,593	TripAdvisor, Inc.*	786,317
17,832	Ziff Davis, Inc.*	1,391,788

		2,178,105

IT Services (2.0%):
16,009	Concentrix Corp.	1,945,894
17,574	Euronet Worldwide, Inc.*	1,966,531
12,342	ExlService Holdings, Inc.*	1,997,306
62,912	Genpact, Ltd.	2,907,793
77,124	Kyndryl Holdings, Inc.*	1,138,350
22,879	Maximus, Inc.	1,800,577

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
124,857	Western Union Co. (The.)	$1,392,155
16,297	WEX, Inc.*	2,996,855

		16,145,461

Leisure Products (1.2%):
27,105	Brunswick Corp.	2,222,610
132,470	Mattel, Inc.*	2,438,773
20,367	Polaris, Inc.	2,253,201
51,327	Topgolf Callaway Brands Corp.*	1,109,690
32,589	YETI Holdings, Inc.*	1,303,560

		9,327,834

Life Sciences Tools & Services (1.4%):
25,833	Azenta, Inc.*	1,152,669
37,389	Bruker Corp.	2,947,749
9,388	Medpace Holdings, Inc.*	1,765,413
19,304	Repligen Corp.*	3,250,021
37,309	Sotera Health Co.*	668,204
38,883	Syneos Health, Inc.*	1,385,013

		11,169,069

Machinery (4.7%):
23,146	AGCO Corp.	3,129,339
15,793	Chart Industries, Inc.*	1,980,442
17,831	Crane Holdings Co.	2,023,818
45,490	Donaldson Co., Inc.	2,972,317
19,522	Esab Corp.	1,153,165
48,664	Flowserve Corp.	1,654,576
63,001	Graco, Inc.	4,599,703
30,916	ITT, Inc.	2,668,051
21,584	Lincoln Electric Holdings, Inc.	3,649,854
20,143	Middleby Corp. (The)*	2,953,165
24,426	Oshkosh Corp.	2,031,755
25,505	Terex Corp.	1,233,932
24,729	Timken Co.	2,020,854
39,132	Toro Co. (The)	4,349,913
10,169	Watts Water Technologies, Inc., Class A	1,711,646

		38,132,530

Marine Transportation (0.2%):
22,302	Kirby Corp.*	1,554,449

Media (1.0%):
1,784	Cable One, Inc.	1,252,368
16,251	John Wiley & Sons, Inc., Class A	630,051
61,546	New York Times Co. (The), Class A	2,392,909
14,096	Nexstar Media Group, Inc.	2,433,815
84,303	TEGNA, Inc.	1,425,564

		8,134,707

Metals & Mining (2.6%):
66,156	Alcoa Corp.	2,815,599
192,636	Cleveland-Cliffs, Inc.*	3,531,018
43,784	Commercial Metals Co.	2,141,038
34,884	MP Materials Corp.*	983,380
21,940	Reliance Steel & Aluminum Co.	5,632,876
24,540	Royal Gold, Inc.	3,183,083
84,712	United States Steel Corp.	2,210,983
11,458	Worthington Industries, Inc.	740,760

		21,238,737

Mortgage Real Estate Investment Trusts (REITs) (0.6%):
175,069	Annaly Capital Management, Inc.	3,345,569

Shares		Value
Common Stocks, continued
Mortgage Real Estate Investment Trusts (REITs), continued
101,419	Starwood Property Trust, Inc.^	$1,794,102

		5,139,671

Multi-Utilities (0.3%):
24,208	Black Hills Corp.	1,527,525
21,832	NorthWestern Corp.	1,263,199

		2,790,724

Office REITs (0.7%):
42,479	Corporate Office Properties Trust	1,007,177
57,220	Cousins Properties, Inc.	1,223,364
66,422	Douglas Emmett, Inc.	818,983
39,749	Highwoods Properties, Inc.	921,779
39,746	Kilroy Realty Corp.	1,287,771

		5,259,074

Oil, Gas & Consumable Fuels (3.0%):
126,558	Antero Midstream Corp.	1,327,593
103,224	Antero Resources Corp.*	2,383,442
15,554	Chord Energy Corp.	2,093,568
63,599	CNX Resources Corp.*	1,018,856
36,084	DT Midstream, Inc.	1,781,467
163,528	Equitrans Midstream Corp.	945,192
50,276	HF Sinclair Corp.	2,432,353
41,930	Matador Resources Co.	1,997,965
54,564	Murphy Oil Corp.	2,017,777
42,620	PBF Energy, Inc., Class A	1,848,003
34,446	PDC Energy, Inc.	2,210,744
90,331	Range Resources Corp.	2,391,062
412,180	Southwestern Energy Co.*	2,060,900

		24,508,922

Paper & Forest Products (0.2%):
26,667	Louisiana-Pacific Corp.	1,445,618

Passenger Airlines (0.1%):
122,378	JetBlue Airways Corp.*	890,912

Personal Care Products (0.4%):
49,934	BellRing Brands, Inc.*	1,697,756
138,124	Coty, Inc., Class A*	1,665,775

		3,363,531

Pharmaceuticals (0.7%):
23,539	Jazz Pharmaceuticals plc*	3,444,462
50,874	Perrigo Co. plc	1,824,850

		5,269,312

Professional Services (2.1%):
18,855	ASGN, Inc.*	1,558,743
8,788	CACI International, Inc., Class A*	2,603,709
18,886	Exponent, Inc.	1,882,745
12,868	FTI Consulting, Inc.*	2,539,500
13,275	Insperity, Inc.	1,613,576
51,288	KBR, Inc.	2,823,404
18,813	ManpowerGroup, Inc.	1,552,637
20,422	Science Applications International Corp.	2,194,548

		16,768,862

Real Estate Management & Development (0.3%):
17,743	Jones Lang LaSalle, Inc.*	2,581,429

Residential REITs (0.4%):
55,601	Apartment Income REIT Corp.	1,991,072

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Residential REITs, continued
83,177	Independence Realty Trust, Inc.	$1,333,327

		3,324,399

Retail REITs (1.2%):
112,117	Brixmor Property Group, Inc.	2,412,758
81,650	Kite Realty Group Trust	1,708,118
67,535	National Retail Properties, Inc.	2,981,670
52,178	Spirit Realty Capital, Inc.	2,078,772
81,157	The Macerich Co.	860,264

		10,041,582

Semiconductors & Semiconductor Equipment (3.0%):
24,577	Allegro MicroSystems, Inc.*	1,179,450
37,951	Amkor Technology, Inc.	987,485
20,805	Cirrus Logic, Inc.*	2,275,651
51,237	Lattice Semiconductor Corp.*	4,893,134
19,307	MACOM Technology Solutions Holdings, Inc.*	1,367,708
21,348	MKS Instruments, Inc.	1,891,860
21,303	Power Integrations, Inc.	1,803,086
11,925	Silicon Laboratories, Inc.*	2,087,948
6,076	SiTime Corp.*	864,189
14,727	Synaptics, Inc.*	1,636,906
16,246	Universal Display Corp.	2,520,242
46,511	Wolfspeed, Inc.*	3,020,889

		24,528,548

Software (2.6%):
42,461	ACI Worldwide, Inc.*	1,145,598
10,866	Aspen Technology, Inc.*	2,486,901
16,853	Blackbaud, Inc.*	1,167,913
16,827	CommVault Systems, Inc.*	954,764
80,974	Dynatrace, Inc.*	3,425,200
18,400	Envestnet, Inc.*	1,079,528
23,363	Manhattan Associates, Inc.*	3,617,761
51,917	NCR Corp.*	1,224,722
15,428	Paylocity Holding Corp.*	3,066,778
13,062	Qualys, Inc.*	1,698,321
38,465	Teradata Corp.*	1,549,370

		21,416,856

Specialized REITs (2.1%):
83,953	CubeSmart	3,880,308
27,741	EPR Properties	1,056,932
32,622	Lamar Advertising Co., Class A	3,258,612
31,775	Life Storage, Inc.	4,165,385
31,367	National Storage Affiliates Trust	1,310,513
30,033	PotlatchDeltic Corp.	1,486,633
55,327	Rayonier, Inc.	1,840,176

		16,998,559

Specialty Retail (2.9%):
12,739	AutoNation, Inc.*	1,711,612
22,370	Dick’s Sporting Goods, Inc.	3,174,079
20,753	Five Below, Inc.*	4,274,496
29,966	Foot Locker, Inc.	1,189,351

Shares		Value
Common Stocks, continued
Specialty Retail, continued
94,117	GameStop Corp., Class A*^	$2,166,573
79,706	Gap, Inc. (The)	800,248
10,220	Lithia Motors, Inc.	2,339,665
7,480	Murphy U.S.A., Inc.	1,930,214
6,984	RH*	1,700,953
29,942	Victoria’s Secret & Co.*	1,022,519
24,885	Williams-Sonoma, Inc.	3,027,509

		23,337,219

Technology Hardware, Storage & Peripherals (0.3%):
17,397	Super Micro Computer, Inc.*	1,853,650
42,332	Xerox Holdings Corp.	651,913

		2,505,563

Textiles, Apparel & Luxury Goods (2.2%):
46,994	Capri Holdings, Ltd.*	2,208,718
14,420	Carter’s, Inc.	1,037,086
13,106	Columbia Sportswear Co.	1,182,686
23,082	Crocs, Inc.*	2,918,488
9,854	Deckers Outdoor Corp.*	4,429,866
23,690	PVH Corp.	2,112,200
50,167	Skechers U.S.A., Inc., Class A*	2,383,936
71,364	Under Armour, Inc., Class A*	677,244
70,868	Under Armour, Inc., Class C*	604,504

		17,554,728

Trading Companies & Distributors (1.1%):
13,075	GATX Corp.	1,438,512
17,842	MSC Industrial Direct Co., Inc.	1,498,728
60,980	Univar Solutions, Inc.*	2,136,129
12,435	Watsco, Inc.	3,956,320

		9,029,689

Water Utilities (0.5%):
89,228	Essential Utilities, Inc.	3,894,802

Total Common Stocks (Cost $589,513,120)		801,616,801

Principal Amount
Short-Term Security Held as Collateral for Securities on Loan (0.3%):
2,232,508	BlackRock Liquidity FedFund, Institutional Class, 2.54%(a)(b)	2,232,508

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,232,508)		2,232,508

Shares
Unaffiliated Investment Company (0.8%):
Money Markets (0.8%):
6,805,058	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.43%(b)	6,805,058

Total Unaffiliated Investment Company (Cost $6,805,058)		6,805,058

Total Investment Securities (Cost $598,550,686) — 100.1%		810,654,367
Net other assets (liabilities) — (0.1)%		(861,756)

Net Assets — 100.0%		$809,792,611

Percentages indicated are based on net assets as of March 31, 2023

REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $2,237,714.

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(b)	The rate represents the effective yield at March 31, 2023.

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 400 Index E-Mini June Futures (U.S. Dollar)	6/16/23	33	$8,348,010	$308,274

				$308,274

See accompanying notes to the schedules of portfolio investments.

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Affiliated Investment Companies (100.0%):

Domestic Equity Funds (45.0%):
6,349,232	AZL Mid Cap Index Fund, Class 2	$126,349,711
25,599,538	AZL S&P 500 Index Fund, Class 2	465,399,603
5,355,163	AZL Small Cap Stock Index Fund, Class 2	62,708,957

		654,458,271

Fixed Income Fund (39.7%):
59,204,004	AZL Enhanced Bond Index Fund	577,831,076

Percentages indicated are based on net assets as of March 31, 2023

†	Represents less than 0.05%.

Shares		Value
Affiliated Investment Companies, continued

International Equity Fund (15.3%):
13,409,126	AZL International Index Fund, Class 2	$221,786,939

Total Affiliated Investment Companies (Cost $1,654,783,256)		1,454,076,286

Total Investment Securities (Cost $1,654,783,256) — 100.0%		1,454,076,286
Net other assets (liabilities) — 0.0%†		(330,546)

Net Assets — 100.0%		$1,453,745,740

See accompanying notes to the schedules of portfolio investments. 159

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks (99.2%):
Aerospace & Defense (1.7%):
4,628	Airbus SE	$619,938
521	Axon Enterprise, Inc.*	117,147
23,346	BAE Systems plc	282,977
4,319	Boeing Co. (The)*	917,485
2,614	CAE, Inc.*	59,116
196	Dassault Aviation SA	38,819
169	Elbit Systems, Ltd.	28,730
1,825	General Dynamics Corp.	416,483
276	HEICO Corp.	47,207
499	HEICO Corp., Class A	67,814
2,863	Howmet Aerospace, Inc.	121,305
271	Huntington Ingalls Industries, Inc.	56,103
700	Kongsberg Gruppen ASA	28,286
1,431	L3Harris Technologies, Inc.	280,820
1,783	Lockheed Martin Corp.	842,878
453	MTU Aero Engines AG	113,272
1,108	Northrop Grumman Corp.	511,586
11,151	Raytheon Technologies Corp.	1,092,018
340	Rheinmetall AG	100,993
61,901	Rolls-Royce Holdings plc*	114,307
2,562	Safran SA	380,436
10,000	Singapore Technologies Engineering, Ltd.	27,598
1,491	Textron, Inc.	105,309
795	Thales SA	117,522
384	TransDigm Group, Inc.	283,027

		6,771,176

Air Freight & Logistics (0.6%):
964	C.H. Robinson Worldwide, Inc.	95,793
7,478	Deutsche Post AG	349,267
1,390	DSV A/S	268,322
1,183	Expeditors International of Washington, Inc.	130,272
1,867	FedEx Corp.	426,591
700	Nippon Express Holdings Co., Ltd.	42,190
1,800	SG Holdings Co., Ltd.	26,674
5,512	United Parcel Service, Inc., Class B	1,069,273
2,800	Yamato Holdings Co., Ltd.	48,035

		2,456,417

Automobile Components (2.4%):
800	Aisin Sieki Co., Ltd.	22,050
2,166	Aptiv plc*	243,004
2,421	Bayerische Motoren Werke AG (BMW)	265,055
1,650	BorgWarner, Inc.	81,032
4,100	Bridgestone Corp.	166,576
5,556	Cie Generale des Etablissements Michelin SCA*	170,041
819	Continental AG	61,207
6,282	Daimler AG, Registered Shares	482,524
3,200	Denso Corp.	180,657
861	Dr Ing hc F Porsche AG*	110,185
949	Ferrari NV	257,002
29,280	Ford Motor Co.	368,928
10,860	General Motors Co.	398,345
12,400	Honda Motor Co., Ltd.	329,886
5,100	Isuzu Motors, Ltd.	61,047
2,000	Koito Manufacturing Co., Ltd.	37,886
419	Lear Corp.	58,446
3,397	Lucid Group, Inc.*^	27,312
1,989	Magna Internationl, Inc.	106,552
3,600	Mazda Motor Corp.	33,520

Shares		Value
Common Stocks, continued
Automobile Components, continued
16,900	Nissan Motor Co., Ltd.	$64,302
1,315	Renault SA*	53,685
2,401	Rivian Automotive, Inc., Class A*	37,168
1,339	Stellantis NV	24,362
16,003	Stellantis NV	291,135
4,300	Subaru Corp.	68,835
5,200	Sumitomo Electric Industries, Ltd.	66,819
2,700	Suzuki Motor Corp.	98,285
20,450	Tesla, Inc.*	4,242,557
81,500	Toyota Motor Corp.	1,160,301
2,122	Valeo SA	43,664
201	Volkswagen AG	34,440
4,663	Volvo Car AB, Class B*	20,410
2,600	Yamaha Motor Co., Ltd.	68,139

		9,735,357

Banks (5.5%):
2,689	ABN AMRO Group NV	42,708
8,372	AIB Group plc	34,096
22,179	ANZ Group Holdings, Ltd.	341,575
45,590	Banco Bilbao Vizcaya Argentaria SA^	325,675
131,488	Banco Santander SA	489,774
8,532	Bank Hapoalim BM	71,098
10,762	Bank Leumi Le-Israel BM	81,446
54,852	Bank of America Corp.	1,568,767
7,994	Bank of Ireland Group plc	80,885
5,052	Bank of Montreal	450,055
9,367	Bank of Nova Scotia (The)^	471,851
236	Banque Cantonale Vaudoise, Registered Shares	22,269
121,567	Barclays plc	219,456
8,393	BNP Paribas SA	501,936
27,500	BOC Hong Kong Holdings, Ltd.	85,466
33,536	CaixaBank SA	130,548
7,083	Canadian Imperial Bank of Commerce	300,397
2,800	Chiba Bank, Ltd. (The)	18,083
14,762	Citigroup, Inc.	692,190
3,887	Citizens Financial Group, Inc.	118,048
7,358	Commerzbank AG*	77,400
13,049	Commonwealth Bank of Australia	858,989
8,400	Concordia Financial Group, Ltd.	31,008
8,923	Credit Agricole SA	100,866
5,146	Danske Bank A/S*	103,509
14,200	DBS Group Holdings, Ltd.	352,981
7,582	DNB Bank ASA	136,064
2,582	Erste Group Bank AG	85,396
5,445	Fifth Third Bancorp	145,055
3,940	Finecobank Banca Fineco SpA	60,584
97	First Citizens BancShares, Inc., Class A	94,391
4,008	First Horizon Corp.	71,262
1,481	First Republic Bank	20,719
5,700	Hang Seng Bank, Ltd.	80,865
150,975	HSBC Holdings plc	1,027,679
10,474	Huntington Bancshares, Inc.	117,309
28,033	ING Groep NV	333,480
123,147	Intesa Sanpaolo SpA	316,906
7,605	Isreal Discount Bank	37,434
12,100	Japan Post Bank Co., Ltd.	98,977
22,358	JPMorgan Chase & Co.	2,913,471
1,998	KBC Group NV	137,352

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
6,790	KeyCorp	$85,011
501,308	Lloyds Banking Group plc	295,696
1,325	M&T Bank Corp.	158,430
3,850	Mediobanca SpA	38,764
90,700	Mitsubishi UFJ Financial Group, Inc.	582,015
1,433	Mizrahi Tefahot Bank, Ltd.	44,999
18,850	Mizuho Financial Group, Inc.	267,361
24,795	National Australia Bank, Ltd.	460,192
2,471	National Bank of Canada	176,772
41,793	NatWest Group PLC	136,531
25,524	Nordea Bank AB	272,504
25,500	Oversea-Chinese Banking Corp., Ltd.	237,831
3,082	PNC Financial Services Group, Inc. (The)	391,722
6,785	Regions Financial Corp.	125,930
18,300	Resona Holdings, Inc.	88,473
10,484	Royal Bank of Canada	1,002,780
2,200	Shizuoka Financial Group, Inc.	15,816
11,377	Skandinaviska Enskilda Banken AB, Class A*	125,519
5,895	Societe Generale	133,054
17,950	Standard Chartered plc	136,554
10,200	Sumitomo Mitsui Financial Group, Inc.	409,041
2,300	Sumitomo Mitsui Trust Holdings, Inc.	78,804
11,088	Svenska Handelsbanken AB, Class A	96,007
7,027	Swedbank AB, Class A	115,365
13,932	Toronto-Dominion Bank (The)	834,600
10,385	Truist Financial Corp.	354,129
10,614	U.S. Bancorp	382,635
15,138	Unicredit SpA	286,694
9,604	United Overseas Bank, Ltd.	215,548
1,465	Webster Financial Corp.	57,750
29,247	Wells Fargo & Co.	1,093,253
27,411	Westpac Banking Corp.	397,530

		22,345,330

Beverages (1.8%):
6,450	Anheuser-Busch InBev NV	430,057
3,500	Asahi Breweries, Ltd.	130,320
2,232	Brown-Forman Corp., Class B	143,451
11,900	Budweiser Brewing Co. APAC, Ltd.	36,138
797	Carlsberg A/S, Class B	123,246
31,156	Coca-Cola Co. (The)	1,932,607
1,800	Coca-Cola European Partners plc	106,194
1,283	Coca-Cola HBC AG	35,091
1,268	Constellation Brands, Inc., Class A	286,429
3,162	David Campari-Milano NV	38,564
17,300	Diageo plc	771,978
771	Heineken Holding NV	70,815
1,959	Heineken NV	210,876
5,730	Keurig Dr Pepper, Inc.	202,154
6,100	Kirin Holdings Co., Ltd.	96,546
1,314	Molson Coors Brewing Co., Class B	67,907
5,842	Monster Beverage Corp.*	315,526
10,526	PepsiCo, Inc.	1,918,890
1,616	Pernod Ricard SA	366,119
125	Remy Cointreau SA	22,780
800	Suntory Beverage & Food, Ltd.	29,818
6,592	Treasury Wine Estates, Ltd.	57,815

		7,393,321

Biotechnology (2.0%):
13,429	AbbVie, Inc.	2,140,180

Shares		Value
Common Stocks, continued
Biotechnology, continued
956	Alnylam Pharmaceuticals, Inc.*	$191,506
4,102	Amgen, Inc.	991,659
423	Argenx SE*	157,075
1,136	Biogen, Inc.*	315,842
1,338	BioMarin Pharmaceutical, Inc.*	130,107
3,668	CSL, Ltd.	707,578
1,266	Exact Sciences Corp.*	85,847
491	Genmab A/S*	185,421
9,565	Gilead Sciences, Inc.	793,608
2,757	Grifols SA*	27,276
1,722	Horizon Therapeutics plc*	187,939
1,359	Incyte Corp.*	98,215
2,499	Moderna, Inc.*	383,796
652	Neurocrine Biosciences, Inc.*	65,995
812	Regeneron Pharmaceuticals, Inc.*	667,196
1,099	Seagen, Inc.*	222,515
1,322	Swedish Orphan Biovitrum AB*	30,824
351	United Therapeutics Corp.*	78,610
1,938	Vertex Pharmaceuticals, Inc.*	610,606

		8,071,795

Broadline Retail (2.5%):
69,869	Amazon.com, Inc.*	7,216,769
380	Canadian Tire Corp., Class A	49,597
1,678	Dollar General Corp.	353,152
1,761	Dollar Tree, Inc.*	252,791
2,154	Dollarama, Inc.	128,749
4,301	eBay, Inc.	190,835
1,035	Etsy, Inc.*	115,227
341	MercadoLibre, Inc.*	449,458
1,084	Next plc	88,076
2,700	Pan Pacific International Holdings Corp.	52,255
5,958	Prosus NV	465,887
8,000	Rakuten, Inc.	37,312
3,485	Target Corp.	577,221
8,880	Wesfarmers, Ltd.	299,267

		10,276,596

Building Products (0.7%):
953	A O Smith Corp.	65,900
1,800	AGC, Inc.	67,104
644	Allegion plc	68,734
7,920	ASSA Abloy AB, Class B	190,228
397	Carlisle Cos., Inc.	89,750
6,227	Carrier Global Corp.	284,885
3,605	Cie de Saint-Gobain	205,241
1,900	Daikin Industries, Ltd.	340,684
1,013	Fortune Brands Innovations, Inc.	59,494
269	Geberit AG, Registered Shares	150,470
5,184	Johnson Controls International plc	312,181
1,045	Kingspan Group plc	71,730
223	Lennox International, Inc.	56,035
2,500	Lixil Corp.	41,233
1,925	Masco Corp.	95,711
11,325	Nibe Industrier AB, Class B	129,196
729	Owens Corning	69,838
52	ROCKWOOL A/S, Class B	12,725
1,300	TOTO, Ltd.	43,559
1,814	Trane Technologies plc	333,740

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products, continued
13,000	Xinyi Glass Holdings, Ltd.	$23,251

		2,711,689

Capital Markets (3.0%):
7,666	3i Group plc	159,823
820	Ameriprise Financial, Inc.	251,330
375	Amundi SA	23,689
1,156	Ares Management Corp., Class A	96,457
1,391	ASX, Ltd.	60,550
6,011	Bank of New York Mellon Corp. (The)	273,140
1,151	BlackRock, Inc., Class A+	770,157
5,277	Blackstone, Inc., Class A	463,532
2,652	Brookfield Asset Managmt, Ltd.	86,882
10,609	Brookfield Corp.	345,678
1,473	Carlyle Group, Inc. (The)	45,751
867	Cboe Global Markets, Inc.	116,386
11,128	Charles Schwab Corp. (The)	582,885
2,706	CME Group, Inc.	518,253
938	Coinbase Global, Inc.*	63,381
30,324	Credit Suisse Group AG	27,329
8,900	Daiwa Securities Group, Inc.	41,825
16,300	Deutsche Bank AG	165,269
1,488	Deutsche Boerse AG	289,570
2,202	EQT AB	45,055
719	Euronext NV	55,050
295	FactSet Research Systems, Inc.	122,452
2,020	Franklin Resources, Inc.	54,419
458	Futu Holdings, Ltd., ADR*	23,747
2,555	Goldman Sachs Group, Inc. (The)	835,766
3,288	Hargreaves Lansdown plc	32,535
9,200	Hong Kong Exchanges & Clearing, Ltd.	408,350
889	IGM Financial, Inc.^	26,572
4,372	Intercontinental Exchange, Inc.	455,956
2,555	Invesco, Ltd.	41,902
3,400	Japan Exchange Group, Inc.	51,882
1,702	Julius Baer Group, Ltd.	116,567
4,376	KKR & Co., Inc., Class A	229,828
2,962	London Stock Exchange Group plc	287,812
626	LPL Financial Holdings, Inc.	126,702
2,875	Macquarie Group, Ltd.	338,607
287	MarketAxess Holdings, Inc.	112,300
1,227	Moody’s Corp.	375,487
9,662	Morgan Stanley	848,324
594	MSCI, Inc.	332,456
2,481	Nasdaq, Inc.	135,636
23,000	Nomura Holdings, Inc.	88,797
1,604	Northern Trust Corp.	141,360
177	Partners Group Holding AG	166,928
1,455	Raymond James Financial, Inc.	135,708
2,551	S&P Global, Inc.	879,508
1,400	SBI Holdings, Inc.	27,791
6,758	Schroders PLC	38,503
757	SEI Investments Co.	43,565
3,200	Singapore Exchange, Ltd.	22,697
3,801	St. James Place plc	56,933
12,364	Standard Life Aberdeen plc	31,133
2,691	State Street Corp.	203,682
1,699	T. Rowe Price Group, Inc.	191,817
521	TMX Group, Ltd.	52,628
922	Tradeweb Markets, Inc., Class A	72,856

Shares		Value
Common Stocks, continued
Capital Markets, continued
26,216	UBS Group AG	$553,732

		12,146,930

Chemicals (2.2%):
3,960	Air Liquide SA	663,355
1,668	Air Products and Chemicals, Inc.	479,066
1,503	Akzo Nobel NV	117,302
875	Albemarle Corp.	193,410
413	Arkema SA	40,846
9,200	Asahi Kasei Corp.	64,529
6,781	BASF SE	355,604
885	Celanese Corp.	96,368
1,430	CF Industries Holdings, Inc.	103,661
801	Christian Hansen Holding A/S	60,796
2,080	Clariant AG	34,524
5,288	Corteva, Inc.	318,919
1,415	Covestro AG	58,520
1,096	Croda International plc	88,020
5,426	Dow, Inc.	297,453
3,684	DuPont de Nemours, Inc.	264,401
795	Eastman Chemical Co.	67,050
1,892	Ecolab, Inc.	313,183
62	EMS-Chemie Holding AG	51,247
1,938	Evonik Industries AG	40,684
949	FMC Corp.	115,901
73	Givaudan SA, Registered Shares	237,942
6,835	ICL Group, Ltd.	46,269
1,948	International Flavors & Fragrances, Inc.	179,138
1,728	Johnson Matthey plc	42,340
1,200	JSR Corp.	28,368
1,339	Koninklijke DSM NV	158,245
3,740	Linde plc	1,329,346
2,005	LyondellBasell Industries NV, Class A	188,249
8,000	Mitsubishi Chemical Holdings Corp.	47,606
1,700	Mitsui Chemicals, Inc.	43,900
2,710	Mosaic Co. (The)	124,335
6,600	Nippon Paint Holdings Co., Ltd.	62,032
1,100	Nippon Sanso Holdings Corp.	19,858
800	Nissan Chemical Corp.	36,353
1,000	Nitto Denko Corp.	64,632
1,580	Novozymes A/S, Class B	80,941
3,959	Nutrien, Ltd.	292,421
824	OCI NV	27,969
2,876	Orica, Ltd.	29,714
1,861	PPG Industries, Inc.	248,592
942	RPM International, Inc.	82,180
1,843	Sherwin-Williams Co. (The)	414,251
14,500	Shin-Etsu Chemical Co., Ltd.	470,354
1,096	Sika AG	307,716
632	Solvay SA	72,379
13,800	Sumitomo Chemical Co., Ltd.	46,425
979	Symrise AG	106,345
9,200	Toray Industries, Inc.	52,603
2,700	Tosoh Corp.	36,689
1,822	Umicore SA	61,866
301	Westlake Corp.	34,910
1,092	Yara International ASA	47,566

		8,846,373

Commercial Services & Supplies (0.5%):
10,643	Brambles, Ltd.	95,786

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
713	Cintas Corp.	$329,891
3,198	Copart, Inc.*	240,522
1,800	Dai Nippon Printing Co., Ltd.	50,299
1,558	GFL Environmental, Inc.	53,728
18,835	Rentokil Initial plc	137,695
1,681	Republic Services, Inc.	227,305
1,016	Ritchie Bros Auctioneers, Inc.	57,172
1,446	Rollins, Inc.	54,268
1,500	Secom Co., Ltd.	92,336
4,897	Securitas AB, Class B	43,679
1,600	TOPPAN, INC.	32,235
1,899	Waste Connections, Inc.	264,094
3,102	Waste Management, Inc.	506,153

		2,185,163

Communications Equipment (0.7%):
1,856	Arista Networks, Inc.*	311,548
31,182	Cisco Systems, Inc.	1,630,039
438	F5, Inc.*	63,812
2,336	Juniper Networks, Inc.	80,405
1,259	Motorola Solutions, Inc.	360,238
43,024	Nokia OYJ	211,512
22,141	Telefonaktiebolaget LM Ericsson, Class B	130,113

		2,787,667

Construction & Engineering (0.3%):
1,670	ACS Actividades de Construccion y Servicios SA	53,209
1,016	AECOM	85,669
1,522	Bouygues SA	51,329
559	Eiffage SA	60,506
3,697	Ferrovial SA	108,745
2,700	Kajima Corp.	32,592
4,900	Obayashi Corp.	37,515
1,125	Quanta Services, Inc.	187,470
5,900	Shimizu Corp.	33,430
3,144	Skanska AB, Class B	48,184
1,100	Taisei Corp.	34,012
4,211	Vinci SA	483,165
876	WSP Global, Inc.	114,762

		1,330,588

Construction Materials (0.3%):
5,611	CRH plc	283,543
993	HeidelbergCement AG	72,423
4,174	Holcim, Ltd.	269,326
3,417	James Hardie Industries SE	73,331
506	Martin Marietta Materials, Inc.	179,661
970	Vulcan Materials Co.	166,413

		1,044,697

Consumer Finance (0.4%):
2,642	Ally Financial, Inc.	67,345
4,873	American Express Co.	803,801
3,005	Capital One Financial Corp.	288,961
2,037	Discover Financial Services	201,337
1	Isracard, Ltd.	3
3,567	Synchrony Financial	103,728

		1,465,175

Consumer Staples Distribution & Retail (1.5%):
4,900	AEON Co., Ltd.	95,005
5,677	Alimentation Couche-Tard, Inc.	285,467

Shares		Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
4,522	Carrefour SA	$91,407
10,570	Coles Group, Ltd.	127,416
3,342	Costco Wholesale Corp.	1,660,539
1,577	Empire Co., Ltd., Class A	42,281
11,695	Endeavour Group, Ltd.	53,026
528	George Weston, Ltd.	69,981
1,243	HelloFresh SE*	29,596
2,416	Jeronimo Martins SGPS SA	56,652
2,524	Kesko Oyj, Class B	54,283
1,000	Kobe Bussan Co., Ltd.	27,915
8,237	Koninklijke Ahold Delhaize NV	281,724
5,167	Kroger Co. (The)	255,095
1,246	Loblaw Cos., Ltd.	113,572
900	MatsukiyoCocokara & Co.	47,671
1,796	Metro, Inc.	98,804
3,324	Ocado Group plc*	22,057
5,900	Seven & I Holdings Co., Ltd.	266,178
3,825	Sysco Corp.	295,405
57,561	Tesco plc	188,716
5,845	Walgreens Boots Alliance, Inc.	202,120
11,366	Walmart, Inc.	1,675,917
500	Welcia Holdings Co., Ltd.	10,700
9,046	Woolworths Group, Ltd.	229,358

		6,280,885

Consumer Staples Products (0.0%†):
15,420	J Sainsbury plc	53,092

Containers & Packaging (0.2%):
1,733	Amcor plc	19,722
8,910	Amcor plc	101,396
648	Avery Dennison Corp.	115,947
2,560	Ball Corp.	141,082
1,000	CCL Industries, Inc.	49,685
998	Crown Holdings, Inc.	82,545
2,770	International Paper Co.	99,886
682	Packaging Corp. of America	94,682
1,076	Sealed Air Corp.	49,399
2,350	SIG Group AB	60,473
1,807	Smurfit Kappa Group plc	65,595
1,935	Westrock Co.	58,959

		939,371

Distributors (0.1%):
195	D’ieteren Group	37,929
1,036	Genuine Parts Co.	173,333
1,795	LKQ Corp.	101,884
321	Pool Corp.	109,923

		423,069

Diversified Consumer Services (0.0%†):
1,753	IDP Education, Ltd.^	32,157
4,820	Pearson plc	50,294

		82,451

Diversified REITs (1.3%):
1,243	Alexandria Real Estate Equities, Inc.	156,108
2,448	American Homes 4 Rent, Class A	76,990
1,081	AvalonBay Communities, Inc.	181,673
1,147	Boston Properties, Inc.	62,076
8,137	British Land Co. plc	39,066
815	Canadian Apartment Properties REIT	28,594

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified REITs, continued
29,744	CapitaLand Ascendas REIT	$64,234
44,406	CapitaLand Mall Trust	66,321
316	Covivio	18,424
18	Daiwahouse Residential Investment Corp.	36,929
6,489	Dexus	32,871
2,111	Digital Realty Trust, Inc.	207,532
2,712	Equity Residential	162,720
522	Essex Property Trust, Inc.	109,171
1,963	Gaming and Leisure Properties, Inc.	102,194
424	Gecina SA	44,067
28	GLP J-REIT	30,248
12,390	Goodman Group	157,543
11,976	GPT Group	34,286
4,227	Healthpeak Properties, Inc.	92,867
5,303	Host Hotels & Resorts, Inc.	87,446
4,453	Invitation Homes, Inc.	139,067
43	Japan Metropolitan Fund Invest	31,383
7	Japan Real Estate Investment Corp.	27,899
4,981	Kimco Realty Corp.	97,279
1,908	Klepierre^	43,264
4,133	Land Securities Group plc	31,762
20,400	Link REIT (The)	130,830
21,123	Mapletree Logistics Trust	27,263
15,100	Mapletree Pan Asia Commercial Trust	20,514
928	Mid-America Apartment Communities, Inc.	140,165
36,393	Mirvac Group	51,045
10	Nippon Building Fund, Inc.	41,585
20	Nippon Prologis REIT, Inc.	42,397
39	Nomura Real Estate Master Fund, Inc.	43,738
7,067	Prologis, Inc.	881,750
4,878	Realty Income Corp.	308,875
1,170	Regency Centers Corp.	71,581
460	RioCan REIT	6,941
36,788	Scentre Group	68,242
9,532	Segro plc	90,712
22,062	Stockland	59,091
1,005	Sun Communities, Inc.	141,584
2,272	UDR, Inc.	93,288
812	Unibail-Rodamco-Westfield*^	43,741
3,011	Ventas, Inc.	130,527
7,051	VICI Properties, Inc.	230,004
24,703	Vicinity Centres	32,347
1,164	Warehouses De Pauw CVA	34,609
3,628	Welltower, Inc.	260,091
5,617	Weyerhaeuser Co.	169,240
1,532	WP Carey, Inc.	118,653

		5,400,827

Diversified Telecommunication Services (1.2%):
54,719	AT&T, Inc.	1,053,341
692	BCE, Inc.	31,002
15,935	Bezeq The Israeli Telecommunication Corp., Ltd.	21,739
54,369	BT Group plc	97,813
4,277	Cellnex Telecom SAU	166,470
24,477	Deutsche Telekom AG	592,800
937	Elisa OYJ	56,465
20,000	HKT Trust & HKT, Ltd.	26,627
2,027	Infrastrutture Wireless Italiane SpA	26,716
24,798	Koninklijke KPN NV	87,576
914	Liberty Global plc, Class A*	17,823

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
2,488	Liberty Global plc, Class C*	$50,705
9,400	Nippon Telegraph & Telephone Corp.	280,786
14,487	Orange SA	172,121
62,100	Singapore Telecommunications, Ltd.	115,100
17,116	Spark New Zealand, Ltd.	54,264
191	Swisscom AG	121,903
92,093	Telecom Italia SpA*	30,525
10,489	Telefonica Deutschland Holding AG	32,274
41,617	Telefonica SA	179,569
5,021	Telenor ASA	58,971
18,848	Telia Co AB	47,911
29,855	Telstra Corp., Ltd.	84,318
4,073	TELUS Corp.	80,869
476	United Internet AG, Registered Shares	8,194
31,846	Verizon Communications, Inc.	1,238,491

		4,734,373

Electric Utilities (1.8%):
193	Acciona SA	38,669
2,074	Alliant Energy Corp.	110,752
4,022	American Electric Power Co., Inc.	365,962
165	BKW AG	25,942
6,000	Chubu Electric Power Co., Inc.	63,328
7,000	CK Infrastructure Holdings, Ltd.	38,220
12,500	CLP Holdings, Ltd.	90,358
2,388	Constellation Energy Corp.	187,458
5,817	Duke Energy Corp.	561,166
2,803	Edison International	197,864
20,856	EDP - Energias de Portugal SA	113,635
240	Elia Group SA/NV	31,692
1,880	Emera, Inc.	77,242
3,072	Endesa SA	66,701
63,678	Enel SpA	388,864
1,468	Entergy Corp.	158,162
1,705	Evergy, Inc.	104,210
2,630	Eversource Energy	205,824
7,537	Exelon Corp.	315,725
4,392	FirstEnergy Corp.	175,944
3,796	Fortis, Inc.	161,386
3,188	Fortum OYJ*	48,894
2,288	Hydro One, Ltd.	65,154
44,743	Iberdrola SA	557,279
6,500	Kansai Electric Power Co., Inc. (The)	63,327
4,873	Mercury NZ, Ltd.	19,256
15,106	NextEra Energy, Inc.	1,164,371
1,642	NRG Energy, Inc.	56,304
12,220	Origin Energy, Ltd.	67,698
1,339	Orsted A/S	114,229
11,217	PG&E Corp.*	181,379
10,000	Power Assets Holdings, Ltd.	53,584
5,489	PPL Corp.	152,539
1,850	Red Electrica Corp SA	32,539
8,483	Scottish & Southern Energy plc	188,924
8,208	Southern Co. (The)	571,113
10,285	Terna SpA	84,405
14,900	Tokyo Electric Power Co. Holdings, Inc.*	53,184
453	Verbund AG, Class A	39,381
4,288	Xcel Energy, Inc.	289,183

		7,281,847

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Electrical Equipment (0.9%):
11,145	ABB, Ltd.	$382,290
1,759	AMETEK, Inc.	255,635
2,996	Eaton Corp. plc	513,335
4,629	Emerson Electric Co.	403,371
1,200	Fuji Electric Co., Ltd.	47,358
515	Generac Holdings, Inc.*	55,625
401	Hubbell, Inc.	97,567
1,991	Legrand SA	182,098
14,900	Mitsubishi Electric Corp.	177,977
3,500	Nidec Corp.	181,700
3,798	Plug Power, Inc.*^	44,513
2,209	Prysmian SpA	92,995
908	Rockwell Automation, Inc.	266,453
4,120	Schneider Electric SA	688,672
994	Sensata Technologies Holding plc	49,720
3,694	Siemens Energy AG*	81,078
7,907	Vestas Wind Systems A/S	229,115

		3,749,502

Electronic Equipment, Instruments & Components (0.9%):
4,657	Amphenol Corp., Class A	380,570
499	Arrow Electronics, Inc.*	62,310
800	Azbil Corp.	21,889
996	CDW Corp.	194,110
1,304	Cognex Corp.	64,613
6,459	Corning, Inc.	227,874
2,865	Halma plc	79,080
1,300	Hamamatsu Photonics KK	70,183
14,804	Hexagon AB, Class B	170,416
205	Hirose Electric Co., Ltd.	26,826
600	Ibiden Co., Ltd.	24,075
1,400	Keyence Corp.	686,451
1,431	Keysight Technologies, Inc.*	231,078
2,500	Kyocera Corp.	130,429
4,200	Murata Manufacturing Co., Ltd.	256,497
1,300	Omron Corp.	76,073
1,400	Shimadzu Corp.	43,921
2,900	TDK Corp.	104,086
2,392	TE Connectivity, Ltd.	313,711
370	Teledyne Technologies, Inc.*	165,523
2,037	Trimble, Inc.*	106,780
2,800	Venture Corp., Ltd.	37,305
2,200	Yokogawa Electric Corp.	35,814
416	Zebra Technologies Corp., Class A*	132,288

		3,641,902

Energy Equipment & Services (0.2%):
7,448	Baker Hughes Co.	214,949
7,162	Halliburton Co.	226,606
10,695	Schlumberger, Ltd.	525,124
3,045	Tenaris SA	43,302

		1,009,981

Entertainment (1.3%):
5,882	Activision Blizzard, Inc.	503,440
8,533	Bollore, Inc.^	52,661
1,200	Capcom Co., Ltd.	42,933
2,124	Electronic Arts, Inc.	255,836
3,590	Embracer Group AB*	16,849
780	Koei Tecmo Holdings Co., Ltd.	14,092
900	Konami Holdings Corp.	41,321

Shares		Value
Common Stocks, continued
Entertainment, continued
1,414	Liberty Media Corp-Liberty Formula One, Class C*	$105,810
1,290	Live Nation Entertainment, Inc.*	90,300
3,424	Netflix, Inc.*	1,182,924
3,600	Nexon Co., Ltd.	85,962
8,600	Nintendo Co., Ltd.	333,421
2,750	ROBLOX Corp., Class A*	123,695
924	Roku, Inc.*	60,818
2,662	Sea, Ltd., ADR*	230,396
400	Square Enix Holdings Co., Ltd.	19,222
1,366	Take-Two Interactive Software, Inc.*	162,964
600	Toho Co., Ltd.	22,978
5,833	Universal Music Group NV	147,439
13,879	Walt Disney Co. (The)*	1,389,704
17,412	Warner Bros Discovery, Inc.*	262,921

		5,145,686

Financial Services (1.1%):
3,132	Apollo Global Management, Inc.	197,817
9,908	Berkshire Hathaway, Inc., Class B*	3,059,293
2,947	Element Fleet Management Corp.	38,710
2,830	Equitable Holdings, Inc.	71,854
414	Eurazeo SE	29,492
740	EXOR NV*	60,973
823	Groupe Bruxelles Lambert SA	70,267
885	Industrivarden AB, Class A	23,927
1,476	Industrivarden AB, Class C	39,841
4,065	Investor AB	83,013
13,538	Investor AB, Class B	269,790
2,236	Kinnevik AB, Class B*	33,519
418	L E Lundbergforetagen AB	18,946
15,826	M&G plc	38,757
4,100	Mitsubishi HC Capital, Inc.	21,193
340	Nuvei Corp.*	14,815
397	Onex Corp.	18,562
8,600	ORIX Corp.	141,852
142	Sofina SA	31,980
122	Wendel	12,921
2,076	Worldline SA*	88,220

		4,365,742

Food Products (1.7%):
3,400	Ajinomoto Co., Inc.	118,333
3,935	Archer-Daniels-Midland Co.	313,462
2,448	Associated British Foods plc	58,743
23	Barry Callebaut AG, Registered Shares	48,844
1,243	Bunge, Ltd.	118,731
1,754	Campbell Soup Co.	96,435
3,715	Conagra Brands, Inc.	139,535
4,903	Danone SA	304,782
1,198	Darling Ingredients, Inc.*	69,963
4,426	General Mills, Inc.	378,246
1,108	Hershey Co. (The)	281,886
2,218	Hormel Foods Corp.	88,454
476	JDE Peet’s NV	13,844
815	JM Smucker Co. (The)	128,257
1,968	Kellogg Co.	131,777
1,279	Kerry Group plc, Class A	127,452
1,300	Kikkoman Corp.	66,323
5,513	Kraft Heinz Co. (The)	213,188
1,074	Lamb Weston Holdings, Inc.	112,254
7	Lindt & Spruengli AG	82,839

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Food Products, continued
1,974	McCormick & Co.	$164,257
1,600	Meiji Holdings Co., Ltd.	38,055
10,120	Mondelez International, Inc., Class A	705,566
3,271	Mowi ASA	60,604
21,237	Nestle SA	2,593,254
2,400	Nisshin Seifun Group, Inc.	28,088
600	Nissin Foods Holdings Co., Ltd.	54,882
5,748	Orkla ASA, Class A	40,850
461	Salmar ASA	20,130
2,279	Saputo, Inc.	58,978
2,173	Tyson Foods, Inc., Class A	128,902
68,033	WH Group, Ltd.	40,438
18,000	Wilmar International, Ltd.	57,136
900	Yakult Honsha Co., Ltd.	65,437

		6,949,925

Gas Utilities (0.1%):
2,666	AltaGas, Ltd.^	44,450
8,525	APA Group	57,837
1,138	Atmos Energy Corp.	127,866
595	Enagas SA	11,429
83,117	Hong Kong & China Gas Co., Ltd.	73,435
985	Naturgy Energy Group SA^	29,646
3,600	Osaka Gas Co., Ltd.	59,199
14,344	Snam SpA	76,133
3,500	Tokyo Gas Co., Ltd.	65,914
1,451	UGI Corp.	50,437

		596,346

Ground Transportation (1.1%):
11,052	Aurizon Holdings, Ltd.	24,876
4,250	Canadian National Railway Co.	501,552
6,840	Canadian Pacific Railway, Ltd.	526,270
173	Canadian Pacific Railway, Ltd., Class 1	13,324
1,100	Central Japan Railway Co.	131,344
16,092	CSX Corp.	481,794
2,300	East Japan Railway Co.	127,205
8,772	Grab Holdings, Ltd.*	26,404
2,100	Hankyu Hanshin Holdings, Inc.	62,320
653	JB Hunt Transport Services, Inc.	114,575
1,000	Keio Corp.	35,071
900	Keisei Electric Railway Co., Ltd.	27,713
1,000	Kintetsu Group Holdings Co., Ltd.	32,165
1,052	Knight-Swift Transportation Holdings, Inc.	59,522
10,500	MTR Corp., Ltd.	50,792
1,748	Norfolk Southern Corp.	370,576
2,700	Odakyu Electric Railway Co., Ltd.	35,064
744	Old Dominion Freight Line, Inc.	253,585
703	TFI International, Inc.	83,899
1,800	Tobu Railway Co., Ltd.	43,068
4,600	Tokyu Corp.	61,184
11,196	Uber Technologies, Inc.*	354,913
612	U-Haul Holding Co.	31,732
4,691	Union Pacific Corp.	944,111
1,500	West Japan Railway Co.	61,800

		4,454,859

Health Care Equipment & Supplies (2.4%):
13,321	Abbott Laboratories	1,348,884
3,713	Alcon, Inc.	263,514
554	Align Technology, Inc.*	185,114

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,400	Asahi Intecc Co., Ltd.	$24,778
3,685	Baxter International, Inc.	149,464
2,147	Becton Dickinson and Co.	531,468
245	BioMerieux	25,847
10,785	Boston Scientific Corp.*	539,574
372	Carl Zeiss Meditec AG	51,660
451	Cochlear, Ltd.	71,474
934	Coloplast A/S, Class B	122,949
393	Cooper Cos., Inc. (The)	146,730
1,001	Demant A/S*	35,132
1,576	DENTSPLY SIRONA, Inc.	61,905
2,893	Dexcom, Inc.*	336,109
233	DiaSorin SpA	24,581
4,612	Edwards Lifesciences Corp.*	381,551
2,277	EssilorLuxottica SA	411,020
4,138	Fisher & Paykel Healthcare Corp., Ltd.	69,091
2,722	GE HealthCare Technologies, Inc.*	223,286
1,920	Getinge AB, Class B	46,929
1,772	Hologic, Inc.*	143,000
2,600	Hoya Corp.	287,549
613	IDEXX Laboratories, Inc.*	306,549
499	Insulet Corp.*	159,161
2,711	Intuitive Surgical, Inc.*	692,579
7,129	Koninklijke Philips NV	130,134
395	Masimo Corp.*	72,893
10,167	Medtronic plc	819,664
825	Novocure, Ltd.*	49,615
9,800	Olympus Corp.	172,128
1,158	ResMed, Inc.	253,590
2,110	Siemens Healthineers AG	121,344
6,641	Smith & Nephew plc	92,384
452	Sonova Holding AG	133,324
805	STERIS plc	153,980
860	Straumann Holding AG, Class R	129,008
2,589	Stryker Corp.	739,082
1,100	Sysmex Corp.	72,221
354	Teleflex, Inc.	89,672
4,800	Terumo Corp.	129,598
1,656	Zimmer Biomet Holdings, Inc.	213,955

		10,012,490

Health Care Providers & Services (2.0%):
1,225	AmerisourceBergen Corp.	196,135
845	Amplifon SpA	29,370
1,956	Cardinal Health, Inc.	147,678
4,475	Centene Corp.*	282,865
2,319	Cigna Group (The)	592,574
10,048	CVS Health Corp.	746,667
457	DaVita, Inc.*	37,067
1,836	Elevance Health, Inc.	844,211
1,484	Fresenius Medical Care AG & Co., KGaA	62,928
3,378	Fresenius SE & Co. KGaA	91,051
1,635	HCA Healthcare, Inc.	431,117
997	Henry Schein, Inc.*	81,295
951	Humana, Inc.	461,673
643	Laboratory Corp. of America Holdings	147,517
1,065	McKesson Corp.	379,193
453	Molina Healthcare, Inc.*	121,173
904	Quest Diagnostics, Inc.	127,898
1,328	Ramsay Health Care, Ltd.	59,105

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
3,322	Sonic Healthcare, Ltd.	$77,633
7,109	UnitedHealth Group, Inc.	3,359,642
521	Universal Health Services, Inc., Class B	66,219

		8,343,011

Health Care REITs (0.0%†):
2,942	Healthcare Realty Trust, Inc.	56,869
4,192	Medical Properties Trust, Inc.	34,458

		91,327

Health Care Technology (0.1%):
3,600	M3, Inc.	90,583
1,069	Veeva Systems, Inc., Class A*	196,472

		287,055

Hotels, Restaurants & Leisure (2.0%):
1,592	Accor SA*	51,795
2,885	Airbnb, Inc., Class A*	358,894
1,999	Aramark	71,564
4,751	Aristocrat Leisure, Ltd.	118,775
290	Booking Holdings, Inc.*	769,199
1,690	Caesars Entertainment, Inc.*	82,489
6,824	Carnival Corp., Class A*	69,264
217	Chipotle Mexican Grill, Inc.*	370,699
13,170	Compass Group plc	331,091
888	Darden Restaurants, Inc.	137,782
1,331	Delivery Hero SE*	45,282
260	Domino’s Pizza, Inc.	85,766
1,849	DoorDash, Inc., Class A*	117,522
4,276	Entain plc	66,536
1,406	Evolution AB	188,722
1,136	Expedia Group, Inc.*	110,226
1,257	Flutter Entertainment plc*	228,602
16,000	Galaxy Entertainment Group, Ltd.*	106,365
53,300	Genting Singapore, Ltd.	44,943
2,012	Hilton Worldwide Holdings, Inc.	283,430
1,297	InterContinental Hotels Group plc	85,210
1,296	Just Eat Takeaway*	24,771
883	La Francaise des Jeux SAEM	36,810
2,602	Las Vegas Sands Corp.*	149,485
14,501	Lottery Corp., Ltd. (The)	49,798
2,041	Marriott International, Inc., Class A	338,888
5,596	McDonald’s Corp.	1,564,697
900	McDonald’s Holdings Co., Ltd.	37,430
2,452	MGM Resorts International	108,918
7,000	Oriental Land Co., Ltd.	239,395
2,135	Restaurant Brands International, Inc.	143,344
1,827	Royal Caribbean Cruises, Ltd.*	119,303
21,600	Sands China, Ltd.*	75,391
597	Sodexo SA	58,318
8,790	Starbucks Corp.	915,303
297	Vail Resorts, Inc.	69,403
1,803	Whitbread plc	66,589
750	Wynn Resorts, Ltd.*	83,932
2,228	Yum! Brands, Inc.	294,274

		8,100,205

Household Durables (0.6%):
6,179	Barratt Developments plc	35,674
1,028	Berkeley Group Holdings plc	53,325
2,585	DR Horton, Inc.	252,529
2,085	Electrolux AB, Class B	25,312

Shares		Value
Common Stocks, continued
Household Durables, continued
1,046	Garmin, Ltd.	$105,562
212	Garmin, Ltd.	21,395
600	Iida Group Holdings Co., Ltd.	9,792
2,008	Lennar Corp., Class A	211,061
380	Mohawk Industries, Inc.*	38,084
2,638	Newell Brands, Inc.	32,817
22	NVR, Inc.*	122,588
700	Open House Co., Ltd.	26,253
17,900	Panasonic Holdings Corp.	160,229
2,260	Persimmon plc	35,143
1,687	PulteGroup, Inc.	98,318
256	SEB SA	29,219
3,500	Sekisui Chemical Co., Ltd.	49,655
4,500	Sekisui House, Ltd.	91,708
1,000	Sharp Corp.	7,072
9,600	Sony Group Corp.	872,875
19,704	Taylor Wimpey plc	29,021
460	Whirlpool Corp.	60,729

		2,368,361

Household Products (1.1%):
1,968	Church & Dwight Co., Inc.	173,991
885	Clorox Co. (The)	140,042
6,204	Colgate-Palmolive Co.	466,231
4,830	Essity AB, Class B	138,173
659	Henkel AG & Co. KGaA	47,917
2,643	Kimberly-Clark Corp.	354,743
18,087	Procter & Gamble Co. (The)	2,689,356
5,350	Reckitt Benckiser Group plc	406,397
3,000	Unicharm Corp.	123,330

		4,540,180

Independent Power and Renewable Electricity Producers (0.1%):
4,828	AES Corp. (The)	116,258
787	Brookfield Renewable Corp., Class A	27,524
516	Corp ACCIONA Energias Renovables SA*	20,015
2,012	EDP Renovaveis SA	46,127
12,972	Meridian Energy, Ltd.	42,667
2,059	Northland Power, Inc.	51,624
4,774	RWE AG	205,209
3,098	Vistra Corp.	74,352

		583,776

Industrial Conglomerates (1.0%):
4,147	3M Co.	435,891
21,000	CK Hutchison Holdings, Ltd.	130,402
654	DCC plc	38,164
8,098	General Electric Co.	774,169
7,400	Hitachi, Ltd.	406,802
5,171	Honeywell International, Inc.	988,281
1,007	Investment AB Latour, Class B	20,530
1,000	Jardine Cycle & Carriage, Ltd.	23,628
1,100	Jardine Matheson Holdings, Ltd.	53,585
11,400	Keppel Corp., Ltd.	48,329
1,957	Lifco AB, Class B	42,149
29,985	Melrose Industries plc	61,792
5,856	Siemens AG	947,815
2,548	Smiths Group plc	53,989
3,100	Toshiba Corp.	103,888

		4,129,414

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance (3.1%):
1,729	Admiral Group plc	$43,513
12,269	Aegon NV	52,722
4,487	Aflac, Inc.	289,501
1,180	Ageas NV	51,006
91,200	AIA Group, Ltd.	958,298
3,081	Allianz SE+	711,158
2,054	Allstate Corp. (The)	227,604
506	American Financial Group, Inc.	61,479
5,621	American International Group, Inc.	283,074
1,584	Aon plc, Class A	499,419
2,728	Arch Capital Group, Ltd.*	185,149
1,647	Arthur J. Gallagher & Co.	315,088
8,867	Assicurazioni Generali SpA	176,988
407	Assurant, Inc.	48,868
20,405	Aviva plc	101,977
14,634	AXA SA	447,420
296	Baloise Holding AG	46,200
1,810	Brown & Brown, Inc.	103,930
3,174	Chubb, Ltd.	616,327
1,198	Cincinnati Financial Corp.	134,272
7,800	Dai-ichi Life Holdings, Inc.	143,331
202	Erie Indemnity Co., Class A	46,795
281	Everest Re Group, Ltd.	100,604
187	Fairfax Financial Holdings, Ltd.	124,385
1,917	Fidelity National Financial, Inc.	66,961
1,848	Gjensidige Forsikring ASA^	30,299
676	Globe Life, Inc.	74,374
1,806	Great-West Lifeco, Inc.	47,873
437	Hannover Rueck SE	85,480
2,083	Hartford Financial Services Group, Inc. (The)	145,164
679	IA Financial Corp., Inc.	43,042
22,633	Insurance Australia Group, Ltd.	71,056
1,269	Intact Financial Corp.	181,640
18,100	Japan Post Holdings Co., Ltd.	147,293
1,700	Japan Post Insurance Co., Ltd.	26,544
48,424	Legal & General Group plc	143,207
1,606	Loews Corp.	93,180
13,145	Manulife Financial Corp.	241,246
106	Markel Corp.*	135,405
3,786	Marsh & McLennan Cos., Inc.	630,558
25,594	Medibank Private, Ltd.	57,628
5,023	MetLife, Inc.	291,033
3,200	MS&AD Insurance Group Holdings, Inc.	99,380
1,057	Muenchener Rueckversicherungs-Gesellschaft AG	369,642
2,086	NN Group NV	75,678
6,201	Phoenix Group Holdings plc	41,883
4,829	Poste Italiane SpA	49,422
4,218	Power Corp. of Canada^	107,814
1,871	Principal Financial Group, Inc.	139,053
4,429	Progressive Corp. (The)	633,613
2,777	Prudential Financial, Inc.	229,769
21,525	Prudential PLC	294,334
10,666	QBE Insurance Group, Ltd.	104,144
3,651	Sampo Oyj, Class A	172,208
2,300	Sompo Holdings, Inc.	91,292
4,504	Sun Life Financial, Inc.	210,451
9,098	Suncorp Group, Ltd.	73,753
244	Swiss Life Holding AG	150,498
2,255	Swiss Re AG	232,004

Shares		Value
Common Stocks, continued
Insurance, continued
4,700	T&D Holdings, Inc.	$58,392
13,600	Tokio Marine Holdings, Inc.	262,254
1,767	Travelers Cos., Inc. (The)	302,881
2,488	Tryg A/S	54,337
797	Willis Towers Watson plc	185,207
1,540	WR Berkley Corp.	95,880
1,178	Zurich Insurance Group AG	563,817

		12,878,797

Interactive Media & Services (3.2%):
1,569	Adevinta ASA*	11,132
45,435	Alphabet, Inc., Class A*	4,712,973
41,650	Alphabet, Inc., Class C*	4,331,600
6,294	Auto Trader Group plc	47,963
2,194	Match Group, Inc.*	84,228
17,112	Meta Platforms, Inc., Class A*	3,626,717
4,734	Pinterest, Inc., Class A*	129,096
488	REA Group, Ltd.	45,471
483	Scout24 AG	28,652
3,100	Seek, Ltd.	50,084
8,297	Snap, Inc., Class A*	93,009
19,800	Z Holdings Corp.	56,189
1,887	ZoomInfo Technologies, Inc.*	46,628

		13,263,742

IT Services (3.5%):
4,803	Accenture plc, Class A	1,372,745
160	Adyen NV*	253,675
1,286	Akamai Technologies, Inc.*	100,694
3,441	Amadeus IT Group SA*	230,376
3,162	Automatic Data Processing, Inc.	703,956
589	Bechtle AG	28,113
4,199	Block, Inc.*	288,261
921	Broadridge Financial Solutions, Inc.	134,991
1,256	Capgemini SA	233,602
1,553	CGI, Inc.*	149,692
1,927	Cloudflare, Inc., Class A*	118,819
3,973	Cognizant Technology Solutions Corp., Class A	242,075
3,893	Computershare, Ltd.	56,416
1,792	Edenred	106,017
418	EPAM Systems, Inc.*	124,982
4,459	Fidelity National Information Services, Inc.	242,257
4,587	Fiserv, Inc.*	518,469
548	FleetCor Technologies, Inc.*	115,546
1,500	Fujitsu, Ltd.	202,771
585	Gartner, Inc.*	190,575
1,989	Global Payments, Inc.	209,322
200	GMO Payment Gateway, Inc.	17,216
1,211	GoDaddy, Inc., Class A*	94,119
6,918	International Business Machines Corp.	906,881
800	Itochu Techno-Solutions Corp.	19,707
546	Jack Henry & Associates, Inc.	82,293
6,503	Mastercard, Inc., Class A	2,363,255
523	MongoDB, Inc.*	121,922
1,800	NEC Corp.	69,504
4,062	Nexi SpA*	33,116
3,420	Nomura Research Institute, Ltd.	79,538
4,600	NTT Data Corp.	60,506
600	Obic Co., Ltd.	94,876
1,193	Okta, Inc.*	102,884
1,100	Otsuka Corp.	39,118

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
2,419	Paychex, Inc.	$277,193
8,345	PayPal Holdings, Inc.*	633,719
900	SCSK Corp.	13,153
9,289	Shopify, Inc., Class A*	445,443
1,688	Snowflake, Inc., Class A*	260,442
1,600	TIS, Inc.	42,297
1,929	Toast, Inc., Class A*	34,240
1,365	Twilio, Inc., Class A*	90,950
709	VeriSign, Inc.*	149,833
12,434	Visa, Inc., Class A	2,803,370
514	Wix.com, Ltd.*	51,297

		14,510,226

Leisure Products (0.1%):
4,200	Bandai Namco Holdings, Inc.	90,468
298	BRP, Inc.	23,323
961	Hasbro, Inc.	51,596
600	Shimano, Inc.	104,099
1,200	Yamaha Corp.	46,321

		315,807

Life Sciences Tools & Services (1.4%):
2,229	Agilent Technologies, Inc.	308,360
5,277	Avantor, Inc.*	111,556
260	Bachem Holding AG, Registered B	26,164
171	Bio-Rad Laboratories, Inc., Class A*	81,912
1,220	Bio-Techne Corp.	90,512
403	Charles River Laboratories International, Inc.*	81,333
5,252	Danaher Corp.	1,323,714
1,012	Eurofins Scientific SE^	67,895
1,166	Illumina, Inc.*	271,153
1,385	IQVIA Holdings, Inc.*	275,463
567	Lonza Group AG	341,124
170	Mettler-Toledo International, Inc.*	260,136
1,046	PerkinElmer, Inc.	139,390
1,659	QIAGEN NV*	75,406
394	Repligen Corp.*	66,334
198	Sartorius AG	83,097
206	Sartorius Stedim Biotech	63,294
2,993	Thermo Fisher Scientific, Inc.	1,725,075
450	Waters Corp.*	139,334
551	West Pharmaceutical Services, Inc.	190,905

		5,722,157

Machinery (2.1%):
2,154	Alfa Laval AB	76,996
2,573	Alstom SA	70,294
20,010	Atlas Copco AB, Class A	253,790
11,256	Atlas Copco AB, Class B	129,469
3,965	Caterpillar, Inc.	907,351
7,981	CNH Industrial NV	122,077
1,049	Cummins, Inc.	250,585
2,100	Daifuku Co., Ltd.	38,946
3,580	Daimler Truck Holding AG*	120,896
2,173	Deere & Co.	897,188
1,026	Dover Corp.	155,890
5,056	Epiroc AB, Class A	100,430
3,458	Epiroc AB, Class B	58,967
7,000	FANUC Corp.	252,449
2,617	Fortive Corp.	178,401
952	GEA Group AG	43,316

Shares		Value
Common Stocks, continued
Machinery, continued
1,299	Graco, Inc.	$94,840
800	Hitachi Construction Machinery Co., Ltd.	18,649
600	Hoshizaki Corp.	22,133
2,525	Husqvarna AB, Class B	21,949
593	IDEX Corp.	137,001
2,337	Illinois Tool Works, Inc.	568,943
2,137	Indutrade AB	45,415
3,004	Ingersoll-Rand, Inc.	174,773
670	Knorr-Bremse AG	44,536
7,100	Komatsu, Ltd.	176,164
2,775	Kone Oyj, Class B	144,738
7,100	Kubota Corp.	107,563
1,000	Kurita Water Industries, Ltd.	45,770
1,500	Makita Corp.	37,316
5,113	Metso Outotec Oyj	55,762
3,400	MINEBEA MITSUMI, Inc.	64,918
2,600	Misumi Group, Inc.	65,420
2,300	Mitsubishi Heavy Industries, Ltd.	84,818
1,400	NGK Insulators, Ltd.	18,536
411	Nordson Corp.	91,349
3,290	Otis Worldwide Corp.	277,676
3,937	PACCAR, Inc.	288,188
1,005	Parker-Hannifin Corp.	337,791
1,194	Pentair PLC	65,992
32	Rational AG	21,416
8,277	Sandvik AB	175,962
275	Schindler Holding AG	60,849
187	Schindler Holding AG, Registered Shares	39,501
217,569	Sembcorp Marine, Ltd.*	19,491
3,493	SKF AB, Class B	68,952
400	SMC Corp.	212,103
388	Snap-On, Inc.	95,793
556	Spirax-Sarco Engineering plc	81,581
1,129	Stanley Black & Decker, Inc.	90,975
10,500	Techtronic Industries Co., Ltd.	114,637
802	Toro Co. (The)	89,150
1,100	Toyota Industries Corp.	61,261
227	VAT Group AG	82,029
1,851	Volvo AB, Class A	39,900
11,054	Volvo AB, Class B	228,084
4,375	Wartsila Oyj Abp, Class B	41,369
1,391	Westinghouse Air Brake Technologies Corp.	140,574
1,472	Xylem, Inc.	154,118
2,100	Yaskawa Electric Corp.	92,024

		8,557,054

Marine Transportation (0.1%):
20	A.P. Moeller - Maersk A/S, Class A	35,416
39	A.P. Moeller - Maersk A/S, Class B	70,684
408	Kuehne + Nagel International AG	121,797
2,700	Mitsui O.S.K. Lines, Ltd.	67,573
3,600	Nippon Yusen KK	84,132
12,000	SITC International Holdings Co., Ltd.	25,791

		405,393

Media (0.7%):
843	Charter Communications, Inc., Class A*	301,465
32,725	Comcast Corp., Class A	1,240,605
3,700	Cyberagent, Inc.	31,370
1,300	Dentsu Group, Inc.	45,792
2,260	DISH Network Corp., Class A*	21,086

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Media, continued
2,345	Fox Corp., Class A	$79,847
968	Fox Corp., Class B	30,308
1,700	Hakuhodo DY Holdings, Inc.	19,268
10,971	Informa plc	93,738
2,935	Interpublic Group of Cos., Inc. (The)	109,299
991	Liberty Broadband Corp., Class C*	80,965
1,069	Liberty Media Corp.-Liberty SiriusXM, Class C*	29,921
361	Liberty Media Corp-Liberty SiriusXM, Class A*	10,141
2,491	News Corp., Class A	43,020
1,573	Omnicom Group, Inc.	148,397
4,613	Paramount Global, Class B^	102,916
1,673	Publicis Groupe SA	130,692
1,559	Quebecor, Inc., Class B	38,545
3,346	Shaw Communications, Inc., Class B	100,135
6,283	Sirius XM Holdings, Inc.	24,944
3,431	The Trade Desk, Inc., Class A*	208,982
5,833	Vivendi Universal SA	58,875
9,238	WPP plc	109,583

		3,059,894

Metals & Mining (1.7%):
3,422	Agnico Eagle Mines, Ltd.	174,481
1,443	Alcoa Corp.	61,414
9,949	Anglo American plc	329,233
2,646	Antofagasta plc	51,768
3,710	ArcelorMittal SA	112,490
13,866	Barrick Gold Corp.	257,454
38,411	BHP Group, Ltd.	1,218,044
2,969	BlueScope Steel, Ltd.	40,222
2,098	Boliden AB	82,547
4,103	Cleveland-Cliffs, Inc.*	75,208
4,279	First Quantum Minerals, Ltd.	98,386
12,334	Fortescue Metals Group, Ltd.	185,436
1,429	Franco-Nevada Corp.	208,465
11,190	Freeport-McMoRan, Inc.	457,783
76,489	Glencore plc	439,900
5,091	IGO, Ltd.	43,695
4,254	Ivanhoe Mines, Ltd., Class A*	38,438
3,100	JFE Holdings, Inc.	39,405
11,630	Kinross Gold Corp.	54,737
4,089	Lundin Mining Corp.	27,778
1,374	Mineral Resources, Ltd.	74,436
6,174	Newcrest Mining, Ltd.	110,509
6,214	Newmont Corp.	304,610
6,300	Nippon Steel Corp.	148,700
10,117	Norsk Hydro ASA	75,692
10,215	Northern Star Resources, Ltd.	83,602
1,933	Nucor Corp.	298,590
1,988	Pan American Silver Corp.	36,279
18,950	Pilbara Minerals, Ltd.	50,543
453	Reliance Steel & Aluminum Co.	116,303
8,518	Rio Tinto plc	577,213
2,918	Rio Tinto, Ltd.	234,898
33,578	South32, Ltd.	99,568
1,344	Steel Dynamics, Inc.	151,953
1,800	Sumitomo Metal & Mining Co., Ltd.	68,837
3,439	Teck Cominco, Ltd., Class B	125,594
1,156	Voestalpine AG	39,366
3,586	Wheaton Precious Metals Corp.	172,732

		6,766,309

Shares		Value
Common Stocks, continued
Mortgage Real Estate Investment Trusts (REITs) (0.0%†):
3,240	Annaly Capital Management, Inc.	$61,916

Multi-Utilities (0.8%):
5,519	Algonquin Power & Utilities Corp.^	46,315
2,059	Ameren Corp.	177,877
993	Canadian Utilities, Ltd., Class A	27,674
4,546	CenterPoint Energy, Inc.	133,925
2,272	CMS Energy Corp.	139,455
2,626	Consolidated Edison, Inc.	251,230
6,518	Dominion Energy, Inc.	364,421
1,413	DTE Energy Co.	154,780
16,775	E.ON SE	209,228
13,346	Engie Group	211,043
27,699	National Grid plc	375,914
2,789	NiSource, Inc.	77,981
3,719	Public Service Enterprise Group, Inc.	232,252
2,461	Sempra Energy	372,005
5,246	Veolia Environnement SA	162,081
2,413	WEC Energy Group, Inc.	228,728

		3,164,909

Oil, Gas & Consumable Fuels (4.7%):
2,453	Aker BP ASA	60,216
1,369	Ampol, Ltd.	28,016
2,297	APA Corp.	82,830
5,374	ARC Resources, Ltd.^	60,966
136,639	BP plc	864,911
3,646	Cameco Corp.	95,487
8,413	Canadian Natural Resources, Ltd.	465,632
11,116	Cenovus Energy, Inc.	193,973
1,707	Cheniere Energy, Inc.	269,023
767	Chesapeake Energy Corp.	58,323
14,035	Chevron Corp.	2,289,951
9,390	ConocoPhillips	931,582
5,788	Coterra Energy, Inc.	142,038
4,662	Devon Energy Corp.	235,944
1,284	Diamondback Energy, Inc.	173,558
15,329	Enbridge, Inc.	584,551
22,150	ENEOS Holdings, Inc.	77,700
18,950	ENI SpA	265,423
4,422	EOG Resources, Inc.	506,894
2,651	EQT Corp.	84,593
7,062	Equinor ASA	200,932
31,339	Exxon Mobil Corp.	3,436,635
4,420	Galp Energia SGPS SA	50,144
2,182	Hess Corp.	288,766
1,215	HF Sinclair Corp.	58,782
1,482	Idemitsu Kosan Co., Ltd.	32,413
1,615	Imperial Oil, Ltd.	82,142
7,500	INPEX Corp.	79,809
2,058	Keyera Corp.	45,065
14,812	Kinder Morgan, Inc.	259,358
5,059	Marathon Oil Corp.	121,214
3,613	Marathon Petroleum Corp.	487,141
2,999	Neste Oyj	147,905
5,606	Occidental Petroleum Corp.	349,983
981	OMV AG	44,924
3,296	ONEOK, Inc.	209,428
1,899	Ovintiv, Inc.	68,516
1,471	Parkland Corp.	35,270
4,263	Pembina Pipeline Corp.	138,114

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,388	Phillips 66	$343,475
1,678	Pioneer Natural Resources Co.	342,715
11,502	Repsol SA	177,038
24,668	Santos, Ltd.	113,823
53,771	Shell plc	1,539,515
10,104	Suncor Energy, Inc.	313,745
1,697	Targa Resources Corp.	123,796
7,923	TC Energy Corp.	308,231
48	Texas Pacific Land Corp.	81,649
19,128	TotalEnergies SE	1,128,499
2,246	Tourmaline Oil Corp.	93,610
2,929	Valero Energy Corp.	408,888
1,889	Washington H. Soul Pattinson & Co., Ltd.	38,272
9,540	Williams Cos., Inc.	284,864
13,699	Woodside Energy Group, Ltd.	306,162
1,167	Woodside Energy Group, Ltd.	26,289

		19,238,723

Paper & Forest Products (0.1%):
734	Holmen AB, B Shares	28,293
3,443	Mondi plc	54,564
8,500	Oji Holdings Corp.	33,659
4,244	Stora Enso Oyj, Class R	55,222
4,358	Svenska Cellulosa AB SCA, Class B	57,333
3,794	UPM-Kymmene Oyj*	127,397
391	West Fraser Timber Co., Ltd.	27,893

		384,361

Passenger Airlines (0.1%):
990	Air Canada*	14,030
1,000	ANA Holdings, Inc.*	21,720
962	Delta Air Lines, Inc.*	33,593
4,680	Deutsche Lufthansa AG*	52,067
1,000	Japan Airlines Co., Ltd.	19,501
5,489	Qantas Airways, Ltd.*	24,379
8,850	Singapore Airlines, Ltd.	38,176
1,365	Southwest Airlines Co.	44,417

		247,883

Personal Care Products (0.7%):
707	Beiersdorf AG	91,968
39,256	Haleon PLC*	156,587
3,500	Kao Corp.	136,679
500	Kobayashi Pharmaceutical Co., Ltd.	30,548
300	Kose Corp.	35,637
1,841	L’Oreal SA	823,590
3,200	Shiseido Co., Ltd.	150,202
1,811	The Estee Lauder Cos., Inc., Class A	446,339
19,110	Unilever plc	989,884

		2,861,434

Pharmaceuticals (5.3%):
14,300	Astellas Pharma, Inc.	203,432
11,807	AstraZeneca plc	1,638,542
7,366	Bayer AG, Registered Shares	469,141
16,138	Bristol-Myers Squibb Co.	1,118,525
1,386	Catalent, Inc.*	91,074
5,400	Chugai Pharmaceutical Co., Ltd.	133,485
13,700	Daiichi Sankyo Co., Ltd.	500,061
1,700	Eisai Co., Ltd.	96,739
3,147	Elanco Animal Health, Inc.*	29,582
6,134	Eli Lilly & Co.	2,106,538

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
30,682	GSK PLC	$547,134
1,106	Hikma Pharmaceuticals plc	22,893
283	Ipsen SA	31,190
415	Jazz Pharmaceuticals plc*	60,727
19,895	Johnson & Johnson	3,083,725
2,500	Kyowa Kirin Co., Ltd.	54,547
19,266	Merck & Co., Inc.	2,049,710
999	Merck KGaA	185,717
200	Nippon Shinyaku Co., Ltd.	8,821
16,383	Novartis AG, Registered Shares	1,504,450
12,648	Novo Nordisk A/S, Class B	2,007,363
2,500	Ono Pharmaceutical Co., Ltd.	52,162
612	Orion Oyj, Class B	27,363
2,900	Otsuka Holdings Co., Ltd.	92,470
42,506	Pfizer, Inc.	1,734,245
990	Recordati SpA	41,895
187	Roche Holding AG	56,252
5,346	Roche Holding AG	1,530,376
2,928	Royalty Pharma plc, Class A	105,496
8,681	Sanofi	945,291
2,000	Shionogi & Co., Ltd.	90,475
11,750	Takeda Pharmacuetical Co., Ltd.	385,980
8,695	Teva Pharmaceutical Industries, Ltd., ADR*	76,951
950	UCB SA	84,941
9,546	Viatris, Inc.	91,832
3,546	Zoetis, Inc.	590,196

		21,849,321

Professional Services (0.8%):
1,432	Adecco Group AG	52,134
1,000	BayCurrent Consulting, Inc.	41,498
973	Booz Allen Hamilton Holding Corp.	90,187
1,956	Bureau Veritas SA	56,199
3,091	Clarivate plc*	29,025
2,990	CoStar Group, Inc.*	205,862
922	Equifax, Inc.	187,018
6,667	Experian plc	219,409
1,287	Intertek Group plc	64,495
1,037	Jacobs Solutions, Inc.	121,858
995	Leidos Holdings, Inc.	91,600
2,800	Nihon M&A Center, Inc.	20,986
1,300	Persol Holdings Co., Ltd.	26,140
1,038	Randstad NV^	61,616
11,300	Recruit Holdings Co., Ltd.	313,244
14,336	RELX plc	464,014
825	Robert Half International, Inc.	66,470
47	SGS SA, Registered Shares	103,287
1,810	SS&C Technologies Holdings, Inc.	102,211
488	Teleperformance	117,856
1,212	Thomson Reuters Corp.	157,713
1,541	TransUnion	95,758
1,237	Verisk Analytics, Inc.	237,331
2,011	Wolters Kluwer NV	253,742

		3,179,653

Real Estate Management & Development (0.4%):
9,234	Aroundtown SA^	13,147
116	Azrieli Group	6,689
24,400	Capitaland Investment, Ltd.	67,841
2,320	CBRE Group, Inc., Class A*	168,919
3,700	City Developments, Ltd.	20,557

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
14,000	CK Asset Holdings, Ltd.	$84,819
500	Daito Trust Construction Co., Ltd.	49,907
4,200	Daiwa House Industry Co., Ltd.	98,950
18,800	ESR Cayman, Ltd.	33,595
3,858	Fastighets AB Balder, B Shares*	15,885
257	FirstService Corp.	36,217
11,000	Hang Lung Properties, Ltd.	20,622
13,324	Henderson Land Development Co., Ltd.	46,129
6,600	Hongkong Land Holdings, Ltd.	29,067
2,400	Hulic Co., Ltd.	19,722
666	LEG Immobilien SE	36,463
4,109	Lend Lease Group	20,019
9,300	Mitsubishi Estate Co., Ltd.	111,045
7,400	Mitsui Fudosan Co., Ltd.	139,081
8,827	New World Development Co., Ltd.	23,809
1,000	Nomura Real Estate Holdings, Inc.	22,146
1,352	Sagax AB, Class B	31,259
24,117	Sino Land Co., Ltd.	32,666
2,100	Sumitomo Realty & Development Co., Ltd.	47,374
11,500	Sun Hung Kai Properties, Ltd.	161,751
5,000	Swire Pacific, Ltd., Class A	38,507
9,200	Swire Properties, Ltd.	23,764
702	Swiss Prime Site AG	58,459
1,769	UOL Group, Ltd.	9,253
5,641	Vonovia SE	106,072
15,000	Wharf Real Estate Investment Co., Ltd.	86,757
1,012	Zillow Group, Inc., Class C*	45,004

		1,705,495

Residential REITs (0.0%†):
739	Camden Property Trust	77,477
1,394	Equity Lifestyle Properties, Inc.	93,579

		171,056

Retail REITs (0.1%):
2,569	Simon Property Group, Inc.	287,651

Semiconductors & Semiconductor Equipment (5.2%):
12,381	Advanced Micro Devices, Inc.*	1,213,462
1,400	Advantest Corp.	129,726
3,807	Analog Devices, Inc.	750,817
6,557	Applied Materials, Inc.	805,396
375	ASM International NV	152,270
3,074	ASML Holding NV	2,100,253
3,180	Broadcom, Inc.	2,040,097
600	Disco Corp.	69,816
1,070	Enphase Energy, Inc.*	225,000
1,138	Entegris, Inc.	93,327
717	First Solar, Inc.*	155,947
9,815	Infineon Technologies AG	401,147
31,414	Intel Corp.	1,026,295
1,058	KLA Corp.	422,322
1,031	Lam Research Corp.	546,554
500	Lasertec Corp.	88,651
6,441	Marvell Technology, Inc.	278,895
4,087	Microchip Technology, Inc.	342,409
8,283	Micron Technology, Inc.	499,796
349	Monolithic Power Systems, Inc.	174,688
18,715	NVIDIA Corp.	5,198,466
1,996	NXP Semiconductors NV	372,204
3,424	ON Semiconductor Corp.*	281,864

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
704	Qorvo, Inc.*	$71,505
8,464	Qualcomm, Inc.	1,079,837
8,700	Renesas Electronics Corp.*	126,327
800	ROHM Co., Ltd.	66,644
1,188	Skyworks Solutions, Inc.	140,160
451	SolarEdge Technologies, Inc.*	137,081
5,179	STMicroelectronics NV	277,031
2,600	SUMCO Corp.	39,114
1,111	Teradyne, Inc.	119,444
6,920	Texas Instruments, Inc.	1,287,189
3,300	Tokyo Electron, Ltd.	403,543
853	Tower Semiconductor, Ltd.*	36,374
928	Wolfspeed, Inc.*	60,274

		21,213,925

Software (7.0%):
3,551	Adobe, Inc.*	1,368,449
650	ANSYS, Inc.*	216,320
217	Aspen Technology, Inc.*	49,665
1,151	Atlassian Corp., Class A*	197,017
1,651	Autodesk, Inc.*	343,672
1,586	Bentley Systems, Inc., Class B	68,182
808	BILL Holdings, Inc.*	65,561
1,147	Black Knight, Inc.*	66,021
2,144	Cadence Design Systems, Inc.*	450,433
1,003	Ceridian HCM Holding, Inc.*	73,440
748	Check Point Software Technologies, Ltd.*	97,240
158	Constellation Software, Inc.	297,095
1,478	Crowdstrike Holdings, Inc., Class A*	202,870
382	CyberArk Software, Ltd.*	56,528
5,166	Dassault Systemes SE	213,336
1,802	Datadog, Inc., Class A*	130,933
633	Descartes Systems Group, Inc. (The)*	51,097
1,635	DocuSign, Inc.*	95,321
1,999	Dropbox, Inc., Class A*	43,218
1,408	Dynatrace, Inc.*	59,558
188	Fair Isaac Corp.*	132,106
4,938	Fortinet, Inc.*	328,179
4,346	Gen Digital, Inc.	74,577
370	HubSpot, Inc.*	158,638
2,047	Intuit, Inc.	912,614
53,890	Microsoft Corp.	15,536,487
423	Nemetschek SE	29,000
487	Nice, Ltd.*	110,933
2,016	Open Text Corp.	77,773
300	Oracle Corp.	21,655
12,283	Oracle Corp.	1,141,336
12,569	Palantir Technologies, Inc., Class A*	106,208
2,240	Palo Alto Networks, Inc.*	447,418
420	Paycom Software, Inc.*	127,684
310	Paylocity Holding Corp.*	61,622
818	PTC, Inc.*	104,892
830	Roper Technologies, Inc.	365,773
7,580	Sage Group plc (The)	72,617
7,596	Salesforce, Inc.*	1,517,529
8,003	SAP SE	1,006,661
1,536	ServiceNow, Inc.*	713,810
1,311	Splunk, Inc.*	125,699
1,144	Synopsys, Inc.*	441,870
617	Temenos AG	42,959

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
800	Trend Micro, Inc.	$39,226
326	Tyler Technologies, Inc.*	115,613
2,085	Unity Software, Inc.*	67,637
1,664	VMware, Inc., Class A*	207,750
1,150	WiseTech Global, Ltd.	50,514
1,487	Workday, Inc., Class A*	307,125
951	Xero, Ltd.*	57,542
1,326	Zoom Video Communications, Inc., Class A*	97,912
663	Zscaler, Inc.*	77,458

		28,824,773

Specialized REITs (0.6%):
3,545	American Tower Corp.	724,385
3,245	Crown Castle, Inc.	434,311
713	Equinix, Inc.	514,102
984	Extra Space Storage, Inc.	160,323
2,113	Iron Mountain, Inc.	111,799
1,237	Public Storage	373,747
819	SBA Communications Corp.	213,816

		2,532,483

Specialty Retail (1.6%):
492	Advance Auto Parts, Inc.	59,832
138	AutoZone, Inc.*	339,225
1,673	Bath & Body Works, Inc.	61,198
1,637	Best Buy Co., Inc.	128,128
521	Burlington Stores, Inc.*	105,294
1,320	CarMax, Inc.*	84,850
819	Chewy, Inc., Class A*	30,614
1,200	Fast Retailing Co., Ltd.	262,399
5,397	Hennes & Mauritz AB, Class B	77,091
100	Hikari Tsushin, Inc.	14,066
7,787	Home Depot, Inc. (The)	2,298,099
8,388	Industria de Diseno Textil SA	281,667
17,355	JD Sports Fashion plc	38,204
12,728	Kingfisher plc	41,119
4,563	Lowe’s Cos., Inc.	912,463
700	Nitori Co., Ltd.	84,408
471	O’Reilly Automotive, Inc.*	399,870
2,616	Ross Stores, Inc.	277,636
8,830	TJX Cos., Inc. (The)	691,919
839	Tractor Supply Co.	197,198
379	Ulta Beauty, Inc.*	206,809
1,700	USS Co., Ltd.	29,470
1,812	Zalando SE*	75,824
1,200	ZOZO, Inc.	27,446

		6,724,829

Technology Hardware, Storage & Peripherals (5.2%):
121,056	Apple, Inc.	19,962,134
2,300	Brother Industries, Ltd.	34,697
7,200	Canon, Inc.	161,528
2,057	Dell Technologies, Inc., Class C	82,712
2,900	FUJIFILM Holdings Corp.	147,334
9,036	Hewlett Packard Enterprise Co.	143,944
7,595	HP, Inc.	222,913
1,306	Logitech International SA, Class R	75,897
1,731	NetApp, Inc.	110,524
3,600	Ricoh Co., Ltd.	27,009
1,662	Seagate Technology Holdings plc	109,892
2,200	Seiko Epson Corp.	31,307

Shares		Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
2,418	Western Digital Corp.*	$91,086

		21,200,977

Textiles, Apparel & Luxury Goods (1.4%):
1,229	Adidas AG	216,973
3,354	Burberry Group plc	107,303
4,087	Cie Financiere Richemont SA	655,329
1,244	Gildan Activewear, Inc.	41,335
236	Hermes International SA	478,000
559	Kering	364,801
888	Lululemon Athletica, Inc.*	323,401
2,094	LVMH Moet Hennessy Louis Vuitton SA	1,918,884
1,545	Moncler SpA	106,779
9,557	NIKE, Inc., Class B	1,172,070
733	Pandora A/S	70,254
767	Puma SE	47,299
437	Swatch Group AG (The)	27,696
209	Swatch Group AG (The), Class B	71,883
2,236	VF Corp.	51,227

		5,653,234

Tobacco (0.6%):
13,246	Altria Group, Inc.	591,036
16,179	British American Tobacco plc	566,895
6,629	Imperial Brands plc, Class A	152,423
9,700	Japan Tobacco, Inc.	204,758
11,734	Philip Morris International, Inc.	1,141,131

		2,656,243

Trading Companies & Distributors (0.7%):
1,088	AerCap Holdings NV*	61,178
3,455	Ashtead Group plc	211,646
1,133	Brenntag AG	85,048
2,452	Bunzl plc	92,637
4,413	Fastenal Co.	238,037
1,574	Ferguson plc	207,679
478	IMCD NV	78,224
9,300	Itochu Corp.	302,870
11,600	Marubeni Corp.	157,703
9,600	Mitsubishi Corp.	345,180
11,200	Mitsui & Co., Ltd.	349,087
1,400	MonotaRo Co., Ltd.	17,602
1,239	Reece, Ltd.^	14,488
9,000	Sumitomo Corp.	159,420
731	Toromont Industries, Ltd.	60,009
1,400	Toyota Tsushu Corp.	59,680
527	United Rentals, Inc.	208,566
358	W.W. Grainger, Inc.	246,594

		2,895,648

Transportation Infrastructure (0.1%):
546	Aena SME SA*	88,398
215	Aeroports de Paris*	30,722
8,354	Auckland International Airport, Ltd.*	45,464
2,993	Getlink SE	49,401
23,513	Transurban Group	223,716

		437,701

Water Utilities (0.1%):
1,396	American Water Works Co., Inc.	204,500
2,114	Essential Utilities, Inc.	92,276
2,242	Severn Trent plc	79,619

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Water Utilities, continued
4,770	United Utilities Group plc	$62,366

		438,761

Wireless Telecommunication Services (0.5%):
12,600	KDDI Corp.	389,151
2,761	Rogers Communications, Inc., Class B	127,987
21,500	Softbank Corp.	248,038
9,000	SoftBank Group Corp.	354,317
4,629	Tele2 AB	46,133
4,632	T-Mobile US, Inc.*	670,899
206,773	Vodafone Group plc	228,506

		2,065,031

Total Common Stocks (Cost $361,117,276)		406,409,337

Preferred Stocks (0.1%):
Automobile Components (0.1%):
526	Bayerische Motoren Werke AG (BMW), 6.17%, 5/15/20	53,800
1,151	Porsche Automobil Holding SE, 4.84%, 5/20/20	66,052
1,482	Volkswagen AG, 6.01%, 5/8/20	202,207

		322,059

Shares		Value
Preferred Stocks, continued
Household Products (0.0%†):
1,314	Henkel AG & Co. KGaA, 2.57%, 4/21/20	$102,673

Total Preferred Stocks (Cost $573,491)		424,732

Principal Amount
Short-Term Security Held as Collateral for Securities on Loan (0.4%):
1,688,406	BlackRock Liquidity FedFund, Institutional Class , 2.54%(a)(b)	1,688,406

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,688,406)		1,688,406

Shares
Unaffiliated Investment Company (0.4%):
Money Markets (0.4%):
1,498,821	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.43%(b)	1,498,821

Total Unaffiliated Investment Company (Cost $1,498,821)		1,498,821

Total Investment Securities (Cost $364,877,994) — 100.1%		410,021,296
Net other assets (liabilities) — (0.1)%		(222,013)

Net Assets — 100.0%		$409,799,283

Percentages indicated are based on net assets as of March 31, 2023

ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $1,617,554.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(b)	The rate represents the effective yield at March 31, 2023.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2023:

(Unaudited)

Country	Percentage
Argentina	0.1%
Australia	2.1%
Austria	0.1%
Belgium	0.3%
Bermuda	0.1%
Canada	3.5%
China	—%	†
Denmark	0.9%
Finland	0.3%
France	3.3%
Germany	2.4%
Hong Kong	0.8%
Ireland	0.9%
Isle of Man	—%	†
Israel	0.2%

Country	Percentage
Italy	0.6%
Japan	6.2%
Jersey	—%	†
Liberia	—%	†
Luxembourg	0.1%
Netherlands	2.2%
New Zealand	0.1%
Norway	0.2%
Panama	—%	†
Portugal	0.1%
Singapore	0.4%
Spain	0.7%
Sweden	0.9%
Switzerland	3.2%
United Kingdom	4.0%
United States	66.3%

	100.0%

†	Represents less than 0.05%.

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 June Futures (Euro)	6/16/23	9	$415,856	$21,015
FTSE 100 Index June Futures (British Pounds)	6/16/23	3	282,657	7,350
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/16/23	10	2,068,875	112,025
SGX NIKKEI 225 Index June Futures (Japanese Yen)	6/8/23	3	316,869	7,064

				$147,454

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks (99.4%):
Aerospace & Defense (1.0%):
1,390	Axon Enterprise, Inc.*	$312,541
4,583	Boeing Co. (The)*	973,567
946	BWX Technologies, Inc.	59,636
1,120	HEICO Corp.	191,565
1,966	HEICO Corp., Class A	267,179
967	Howmet Aerospace, Inc.	40,972
230	Huntington Ingalls Industries, Inc.	47,615
6,074	Lockheed Martin Corp.	2,871,362
456	Northrop Grumman Corp.	210,544
2,632	Spirit AeroSystems Holdings, Inc., Class A	90,883
527	TransDigm Group, Inc.	388,425

		5,454,289

Air Freight & Logistics (0.7%):
830	C.H. Robinson Worldwide, Inc.	82,477
1,303	Expeditors International of Washington, Inc.	143,487
185	GXO Logistics, Inc.*	9,335
17,492	United Parcel Service, Inc., Class B	3,393,273

		3,628,572

Automobile Components (2.8%):
1,804	Aptiv plc*	202,391
13,268	Lucid Group, Inc.*^	106,675
68,947	Tesla, Inc.*	14,303,744

		14,612,810

Banks (0.0%†):
72	First Citizens BancShares, Inc., Class A	70,063
1,720	Western Alliance Bancorp	61,129

		131,192

Beverages (2.3%):
238	Boston Beer Co., Inc. (The), Class A*	78,230
711	Brown-Forman Corp., Class A	46,350
2,869	Brown-Forman Corp., Class B	184,391
78,121	Coca-Cola Co. (The)	4,845,846
18,206	Monster Beverage Corp.*	983,306
31,163	PepsiCo, Inc.	5,681,015

		11,819,138

Biotechnology (3.1%):
47,148	AbbVie, Inc.	7,513,977
3,268	Alnylam Pharmaceuticals, Inc.*	654,646
11,966	Amgen, Inc.	2,892,781
841	Exact Sciences Corp.*	57,028
7,273	Exelixis, Inc.*	141,169
5,473	Horizon Therapeutics plc*	597,323
4,196	Incyte Corp.*	303,245
3,450	Ionis Pharmaceuticals, Inc.*	123,303
530	Moderna, Inc.*	81,397
2,412	Natera, Inc.*	133,914
2,519	Neurocrine Biosciences, Inc.*	254,973
3,309	Novavax, Inc.*	22,931
403	Regeneron Pharmaceuticals, Inc.*	331,133
2,237	Sarepta Therapeutics, Inc.*	308,326
3,625	Seagen, Inc.*	733,954
1,383	Ultragenyx Pharmaceutical, Inc.*	55,458
6,439	Vertex Pharmaceuticals, Inc.*	2,028,736

		16,234,294

Broadline Retail (5.3%):
237,111	Amazon.com, Inc.*	24,491,195

Shares		Value
Common Stocks, continued
Broadline Retail, continued
6,064	Dollar General Corp.	$1,276,229
1,751	Dollar Tree, Inc.*	251,356
1,877	eBay, Inc.	83,283
3,323	Etsy, Inc.*	369,950
2,542	Nordstrom, Inc.	41,358
6,785	Target Corp.	1,123,800

		27,637,171

Building Products (0.3%):
801	A O Smith Corp.	55,389
1,703	Advanced Drainage Systems, Inc.	143,410
1,845	Allegion plc	196,917
696	Armstrong World Industries, Inc.	49,583
1,152	Carlisle Cos., Inc.	260,433
1,184	Fortune Brands Innovations, Inc.	69,536
206	Masco Corp.	10,242
1,978	Masterbrand, Inc.*	15,903
3,549	Trane Technologies plc	652,945
2,928	Trex Co., Inc.*	142,506

		1,596,864

Capital Markets (1.4%):
1,803	Ameriprise Financial, Inc.	552,620
4,077	Ares Management Corp., Class A	340,185
18,820	Blackstone, Inc., Class A	1,653,149
11,049	Blue Owl Capital, Inc.	122,423
22,685	Charles Schwab Corp. (The)	1,188,240
1,008	FactSet Research Systems, Inc.	418,411
2,116	LPL Financial Holdings, Inc.	428,278
987	MarketAxess Holdings, Inc.	386,203
4,008	Moody’s Corp.	1,226,528
599	Morningstar, Inc.	121,615
1,572	MSCI, Inc.	879,833
415	Raymond James Financial, Inc.	38,707
1,809	Tradeweb Markets, Inc., Class A	142,947

		7,499,139

Chemicals (1.0%):
1,596	Albemarle Corp.	352,780
1,426	Axalta Coating Systems, Ltd.*	43,193
5,175	CF Industries Holdings, Inc.	375,136
2,401	Chemours Co. (The)	71,886
5,887	Ecolab, Inc.	974,475
1,145	FMC Corp.	139,839
2,719	Linde plc	966,441
1,112	Mosaic Co. (The)	51,019
3,327	PPG Industries, Inc.	444,421
277	RPM International, Inc.	24,165
367	Scotts Miracle-Gro Co. (The)	25,595
6,430	Sherwin-Williams Co. (The)	1,445,271
4,699	Valvoline, Inc.	164,183

		5,078,404

Commercial Services & Supplies (0.8%):
2,170	Cintas Corp.	1,004,016
11,337	Copart, Inc.*	852,656
379	MSA Safety, Inc.	50,597
351	Republic Services, Inc.	47,462
1,548	Ritchie Bros Auctioneers, Inc.	87,137
5,702	Rollins, Inc.	213,996
574	Tetra Tech, Inc.	84,326

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
10,238	Waste Management, Inc.	$1,670,534

		4,010,724

Communications Equipment (0.2%):
6,611	Arista Networks, Inc.*	1,109,723
18	Ubiquiti, Inc.	4,890

		1,114,613

Construction & Engineering (0.1%):
186	AECOM	15,683
2,065	Quanta Services, Inc.	344,112
76	Valmont Industries, Inc.	24,265
2,876	WillScot Mobile Mini Holdings Corp.*	134,827

		518,887

Construction Materials (0.1%):
806	Eagle Materials, Inc.	118,280
145	Martin Marietta Materials, Inc.	51,484
1,717	Vulcan Materials Co.	294,569

		464,333

Consumer Finance (0.0%†):
1,009	American Express Co.	166,435
36	Credit Acceptance Corp.*	15,697
592	Upstart Holdings, Inc.*	9,407

		191,539

Consumer Staples Distribution & Retail (1.4%):
2,247	BJ’s Wholesale Club Holdings, Inc.*	170,929
11,811	Costco Wholesale Corp.	5,868,532
2	Grocery Outlet Holding Corp.*	56
1,249	Performance Food Group Co.*	75,365
13,507	Sysco Corp.	1,043,146

		7,158,028

Containers & Packaging (0.2%):
3,325	Ardagh Metal Packaging SA	13,566
1,331	Avery Dennison Corp.	238,156
3,263	Ball Corp.	179,824
1,607	Berry Global Group, Inc.	94,652
2,695	Crown Holdings, Inc.	222,904
6,267	Graphic Packaging Holding Co.	159,746
3,874	Sealed Air Corp.	177,855

		1,086,703

Distributors (0.1%):
299	Genuine Parts Co.	50,025
1,011	Pool Corp.	346,207

		396,232

Diversified Consumer Services (0.0%†):
431	Bright Horizons Family Solutions, Inc.*	33,183
3,410	H&R Block, Inc.	120,203
1,541	Mister Car Wash, Inc.*	13,283

		166,669

Electrical Equipment (0.3%):
6,727	ChargePoint Holdings, Inc.*^	70,432
4,867	Emerson Electric Co.	424,110
1,656	Generac Holdings, Inc.*	178,864
6,861	Plug Power, Inc.*^	80,411
2,057	Rockwell Automation, Inc.	603,627
1,096	Vertiv Holdings Co.	15,684

		1,373,128

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (0.6%):
11,865	Amphenol Corp., Class A	$969,608
78	Arrow Electronics, Inc.*	9,740
3,588	CDW Corp.	699,265
4,300	Cognex Corp.	213,065
454	Coherent Corp.*	17,288
1,184	Corning, Inc.	41,772
2,851	Jabil, Inc.	251,344
4,408	Keysight Technologies, Inc.*	711,804
428	National Instruments Corp.	22,431
2,614	Vontier Corp.	71,467
562	Zebra Technologies Corp., Class A*	178,716

		3,186,500

Energy Equipment & Services (0.1%):
10,821	Halliburton Co.	342,376

Entertainment (0.9%):
457	Electronic Arts, Inc.	55,046
597	Liberty Media Corp-Liberty Formula One, Class C*	44,674
2,073	Live Nation Entertainment, Inc.*	145,110
253	Madison Square Garden Sports Corp., Class A	49,297
5,263	Netflix, Inc.*	1,818,261
1,929	Playtika Holding Corp.*	21,721
11,893	ROBLOX Corp., Class A*	534,947
916	Roku, Inc.*	60,291
3,721	Spotify Technology SA*	497,200
3,725	Take-Two Interactive Software, Inc.*	444,392
3,248	Walt Disney Co. (The)*	325,222
45,990	Warner Bros Discovery, Inc.*	694,449
1,144	World Wrestling Entertainment, Inc., Class A	104,401

		4,795,011

Financial Services (0.1%):
10,014	Apollo Global Management, Inc.	632,484
1,773	Rocket Cos., Inc., Class A*	16,063
3,512	UWM Holdings Corp.	17,244

		665,791

Food Products (0.3%):
453	Darling Ingredients, Inc.*	26,455
675	Freshpet, Inc.*	44,678
3,366	Hershey Co. (The)	856,344
3,714	Kellogg Co.	248,690
3,831	Lamb Weston Holdings, Inc.	400,416
578	Pilgrim’s Pride Corp.*	13,398

		1,589,981

Gas Utilities (0.0%†):
338	National Fuel Gas Co.	19,516

Ground Transportation (1.3%):
14,083	CSX Corp.	421,645
1,952	JB Hunt Transport Services, Inc.	342,498
845	Landstar System, Inc.	151,475
6,755	Lyft, Inc., Class A*	62,619
2,669	Old Dominion Freight Line, Inc.	909,702
44,193	Uber Technologies, Inc.*	1,400,918
16,395	Union Pacific Corp.	3,299,657
409	XPO Logistics, Inc.*	13,047

		6,601,561

Health Care Equipment & Supplies (2.0%):
6,023	Abbott Laboratories	609,889

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,564	Align Technology, Inc.*	$522,595
2,088	Baxter International, Inc.	84,689
10,244	Dexcom, Inc.*	1,190,148
16,607	Edwards Lifesciences Corp.*	1,373,897
544	GE HealthCare Technologies, Inc.*	44,624
93	Globus Medical, Inc.*	5,268
66	ICU Medical, Inc.*	10,887
2,185	IDEXX Laboratories, Inc.*	1,092,675
1,830	Insulet Corp.*	583,697
8,655	Intuitive Surgical, Inc.*	2,211,093
965	Masimo Corp.*	178,081
2,746	Novocure, Ltd.*	165,144
948	Penumbra, Inc.*	264,198
3,839	ResMed, Inc.	840,703
5,056	Stryker Corp.	1,443,336
1,586	Tandem Diabetes Care, Inc.*	64,408

		10,685,332

Health Care Providers & Services (2.8%):
4,693	agilon health, Inc.*	111,459
4,224	AmerisourceBergen Corp.	676,305
138	Chemed Corp.	74,209
1,267	Cigna Group (The)	323,756
1,478	DaVita, Inc.*	119,881
1,970	Elevance Health, Inc.	905,826
2,590	Guardant Health, Inc.*	60,710
350	HCA Healthcare, Inc.	92,288
2,374	Humana, Inc.	1,152,482
740	McKesson Corp.	263,477
1,182	Molina Healthcare, Inc.*	316,173
22,707	UnitedHealth Group, Inc.	10,731,101

		14,827,667

Health Care Technology (0.2%):
1,995	Certara, Inc.*	48,099
1,299	Definitive Healthcare Corp.*	13,419
1,384	Doximity, Inc., Class A*	44,814
134	Teladoc Health, Inc.*	3,471
3,705	Veeva Systems, Inc., Class A*	680,942

		790,745

Hotels, Restaurants & Leisure (2.4%):
9,975	Airbnb, Inc., Class A*	1,240,890
1,034	Booking Holdings, Inc.*	2,742,592
3,741	Caesars Entertainment, Inc.*	182,598
738	Chipotle Mexican Grill, Inc.*	1,260,718
855	Choice Hotels International, Inc.	100,197
948	Churchill Downs, Inc.	243,683
2,376	Darden Restaurants, Inc.	368,660
685	Domino’s Pizza, Inc.	225,961
5,879	DoorDash, Inc., Class A*	373,669
9,406	DraftKings, Inc.*	182,100
4,020	Expedia Group, Inc.*	390,061
5,093	Hilton Worldwide Holdings, Inc.	717,451
3,280	Las Vegas Sands Corp.*	188,436
7,054	Marriott International, Inc., Class A	1,171,246
4,774	McDonald’s Corp.	1,334,858
1,350	Norwegian Cruise Line Holdings, Ltd.*	18,158
1,635	Planet Fitness, Inc., Class A*	126,990
1,156	Six Flags Entertainment Corp.*	30,877
10,980	Starbucks Corp.	1,143,347

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,524	Travel + Leisure Co.	$59,741
1,011	Vail Resorts, Inc.	236,251
4,532	Wendy’s Co. (The)	98,707
1,601	Wyndham Hotels & Resorts, Inc.	108,628
349	Wynn Resorts, Ltd.*	39,057
862	Yum! Brands, Inc.	113,853

		12,698,729

Household Durables (0.2%):
4,391	DR Horton, Inc.	428,957
56	NVR, Inc.*	312,042
2,356	PulteGroup, Inc.	137,308
1,462	Toll Brothers, Inc.	87,764
715	TopBuild Corp.*	148,820

		1,114,891

Household Products (1.2%):
2,924	Church & Dwight Co., Inc.	258,511
2,716	Clorox Co. (The)	429,780
13,690	Colgate-Palmolive Co.	1,028,803
5,312	Kimberly-Clark Corp.	712,977
26,826	Procter & Gamble Co. (The)	3,988,758

		6,418,829

Independent Power and Renewable Electricity Producers (0.0%†):
3,192	AES Corp. (The)	76,863
6,025	Vistra Corp.	144,600

		221,463

Industrial Conglomerates (0.2%):
1,632	General Electric Co.	156,019
5,268	Honeywell International, Inc.	1,006,820

		1,162,839

Insurance (1.2%):
5,140	Aon plc, Class A	1,620,591
3,060	Arch Capital Group, Ltd.*	207,682
631	Arthur J. Gallagher & Co.	120,717
566	Brown & Brown, Inc.	32,500
493	Erie Indemnity Co., Class A	114,208
320	Everest Re Group, Ltd.	114,566
933	Lincoln National Corp.	20,964
81	Markel Corp.*	103,470
11,799	Marsh & McLennan Cos., Inc.	1,965,123
13,549	Progressive Corp. (The)	1,938,320
626	RenaissanceRe Holdings, Ltd.	125,413
2,186	Ryan Specialty Holdings, Inc.*	87,965

		6,451,519

Interactive Media & Services (5.8%):
139,609	Alphabet, Inc., Class A*	14,481,642
121,407	Alphabet, Inc., Class C*	12,626,328
6,942	Match Group, Inc.*	266,503
12,644	Meta Platforms, Inc., Class A*	2,679,769
3,266	Pinterest, Inc., Class A*	89,064
7,306	ZoomInfo Technologies, Inc.*	180,531

		30,323,837

IT Services (6.6%):
16,903	Accenture plc, Class A	4,831,046
10,225	Automatic Data Processing, Inc.	2,276,392
2,813	Broadridge Financial Solutions, Inc.	412,301

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
7,518	Cloudflare, Inc., Class A*	$463,560
1,459	EPAM Systems, Inc.*	436,241
944	Euronet Worldwide, Inc.*	105,634
1,425	Fiserv, Inc.*	161,068
1,909	FleetCor Technologies, Inc.*	402,513
2,037	Gartner, Inc.*	663,593
2,533	Genpact, Ltd.	117,075
574	GoDaddy, Inc., Class A*	44,611
16,037	International Business Machines Corp.	2,102,290
1,929	Jack Henry & Associates, Inc.	290,739
22,700	Mastercard, Inc., Class A	8,249,407
1,763	MongoDB, Inc.*	410,991
540	Okta, Inc.*	46,570
8,667	Paychex, Inc.	993,152
9,329	PayPal Holdings, Inc.*	708,444
1,341	Shift4 Payments, Inc., Class A*	101,648
7,741	Snowflake, Inc., Class A*	1,194,359
3,568	Thoughtworks Holding, Inc.*	26,260
6,776	Toast, Inc., Class A*	120,274
1,750	Twilio, Inc., Class A*	116,603
264	VeriSign, Inc.*	55,791
43,364	Visa, Inc., Class A	9,776,847
2,856	Western Union Co. (The.)	31,844
838	WEX, Inc.*	154,100
1,140	Wix.com, Ltd.*	113,772

		34,407,125

Leisure Products (0.1%):
334	Brunswick Corp.	27,388
4,503	Mattel, Inc.*	82,900
1,084	Polaris, Inc.	119,923
2,292	YETI Holdings, Inc.*	91,680

		321,891

Life Sciences Tools & Services (1.3%):
2,191	10X Genomics, Inc., Class A*	122,236
7,138	Agilent Technologies, Inc.	987,471
15,059	Avantor, Inc.*	318,347
4,135	Bio-Techne Corp.	306,776
2,850	Bruker Corp.	224,694
1,250	Charles River Laboratories International, Inc.*	252,275
1,171	Danaher Corp.	295,139
4,926	IQVIA Holdings, Inc.*	979,732
2,918	Maravai LifeSciences Holdings, Inc., Class A*	40,881
591	Mettler-Toledo International, Inc.*	904,354
1,047	Repligen Corp.*	176,273
2,627	Sotera Health Co.*	47,050
517	Syneos Health, Inc.*	18,416
1,269	Thermo Fisher Scientific, Inc.	731,413
1,570	Waters Corp.*	486,119
1,969	West Pharmaceutical Services, Inc.	682,199

		6,573,375

Machinery (1.7%):
218	AGCO Corp.	29,473
1,936	Allison Transmission Holdings, Inc.	87,585
12,091	Caterpillar, Inc.	2,766,904
7,243	Deere & Co.	2,990,490
551	Donaldson Co., Inc.	36,002
3,060	Graco, Inc.	223,411
359	IDEX Corp.	82,940

Shares		Value
Common Stocks, continued
Machinery, continued
7,323	Illinois Tool Works, Inc.	$1,782,784
1,489	Lincoln Electric Holdings, Inc.	251,790
160	Middleby Corp. (The)*	23,458
356	Nordson Corp.	79,124
1,352	Otis Worldwide Corp.	114,109
772	Parker-Hannifin Corp.	259,477
2,774	Toro Co. (The)	308,358
667	Xylem, Inc.	69,835

		9,105,740

Media (0.4%):
94	Cable One, Inc.	65,988
2,824	Charter Communications, Inc., Class A*	1,009,891
215	Liberty Broadband Corp., Class A*	17,656
1,474	Liberty Broadband Corp., Class C*	120,426
1,143	Liberty Media Corp.-Liberty SiriusXM, Class C*	31,992
897	Liberty Media Corp-Liberty SiriusXM, Class A*	25,197
64	Nexstar Media Group, Inc.	11,050
11,674	The Trade Desk, Inc., Class A*	711,063

		1,993,263

Metals & Mining (0.0%†):
2,411	MP Materials Corp.*	67,966
130	Royal Gold, Inc.	16,862
1,494	Southern Copper Corp.	113,918

		198,746

Oil, Gas & Consumable Fuels (1.3%):
4,907	Antero Resources Corp.*	113,303
3,805	Cheniere Energy, Inc.	599,668
3,401	Coterra Energy, Inc.	83,461
8,456	Devon Energy Corp.	427,958
2,666	Diamondback Energy, Inc.	360,363
813	Enviva, Inc.	23,479
11,495	EOG Resources, Inc.	1,317,672
5,857	Hess Corp.	775,115
1,464	New Fortress Energy, Inc.	43,085
17,437	Occidental Petroleum Corp.	1,088,592
1,335	ONEOK, Inc.	84,826
4,711	Ovintiv, Inc.	169,973
1,251	PDC Energy, Inc.	80,289
3,474	Pioneer Natural Resources Co.	709,530
4,131	Range Resources Corp.	109,348
3,518	Southwestern Energy Co.*	17,590
6,006	Targa Resources Corp.	438,138
152	Texas Pacific Land Corp.	258,555

		6,700,945

Paper & Forest Products (0.0%†):
167	Louisiana-Pacific Corp.	9,053

Passenger Airlines (0.1%):
17,398	Delta Air Lines, Inc.*	607,538

Personal Care Products (0.3%):
5,466	Olaplex Holdings, Inc.*	23,340
6,107	The Estee Lauder Cos., Inc., Class A	1,505,131

		1,528,471

Pharmaceuticals (2.2%):
1,517	Catalent, Inc.*	99,682
18,297	Eli Lilly & Co.	6,283,556
28,276	Merck & Co., Inc.	3,008,284

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
12,560	Zoetis, Inc.	$2,090,486

		11,482,008

Professional Services (0.4%):
3,489	Booz Allen Hamilton Holding Corp.	323,395
1,533	CoStar Group, Inc.*	105,547
1,616	Equifax, Inc.	327,789
376	FTI Consulting, Inc.*	74,204
2,347	KBR, Inc.	129,202
2,478	Robert Half International, Inc.	199,653
3,750	TransUnion	233,025
4,131	Verisk Analytics, Inc.	792,574

		2,185,389

Real Estate Management & Development (0.1%):
4,089	CBRE Group, Inc., Class A*	297,720
3,598	Opendoor Technologies, Inc.*	6,332
444	Zillow Group, Inc., Class C*	19,745

		323,797

Residential REITs (0.1%):
560	Apartment Income REIT Corp.	20,054
231	Camden Property Trust	24,218
2,894	Equity Lifestyle Properties, Inc.	194,274

		238,546

Retail REITs (0.1%):
4,206	Simon Property Group, Inc.	470,946

Semiconductors & Semiconductor Equipment (8.8%):
33,953	Advanced Micro Devices, Inc.*	3,327,734
1,669	Allegro MicroSystems, Inc.*	80,095
2,744	Analog Devices, Inc.	541,172
22,448	Applied Materials, Inc.	2,757,288
10,536	Broadcom, Inc.	6,759,265
3,473	Enphase Energy, Inc.*	730,303
3,945	Entegris, Inc.	323,530
408	GLOBALFOUNDRIES, Inc.*	29,449
3,719	KLA Corp.	1,484,513
3,591	Lam Research Corp.	1,903,661
3,607	Lattice Semiconductor Corp.*	344,469
12,074	Microchip Technology, Inc.	1,011,560
5,460	Micron Technology, Inc.	329,456
1,206	Monolithic Power Systems, Inc.	603,651
63,116	NVIDIA Corp.	17,531,731
7,197	ON Semiconductor Corp.*	592,457
29,892	Qualcomm, Inc.	3,813,621
3,780	Teradyne, Inc.	406,388
16,583	Texas Instruments, Inc.	3,084,604
1,155	Universal Display Corp.	179,175

		45,834,122

Software (17.1%):
12,197	Adobe, Inc.*	4,700,358
1,596	Alteryx, Inc., Class A*	93,909
1,219	ANSYS, Inc.*	405,683
5,816	AppLovin Corp., Class A*	91,602
717	Aspen Technology, Inc.*	164,100
3,908	Atlassian Corp., Class A*	668,932
5,785	Autodesk, Inc.*	1,204,206
4,481	Bentley Systems, Inc., Class B	192,638
364	Black Knight, Inc.*	20,952
7,256	Cadence Design Systems, Inc.*	1,524,413

Shares		Value
Common Stocks, continued
Software, continued
2,809	CCC Intelligent Solutions Holdings, Inc.*	$25,197
691	Ceridian HCM Holding, Inc.*	50,595
3,301	Confluent, Inc., Class A*	79,455
5,711	Crowdstrike Holdings, Inc., Class A*	783,892
7,058	Datadog, Inc., Class A*	512,834
5,251	DocuSign, Inc.*	306,133
2,270	DoubleVerify Holdings, Inc.*	68,441
6,645	Dropbox, Inc., Class A*	143,665
5,686	Dynatrace, Inc.*	240,518
2,057	Elastic NV*	119,100
645	Fair Isaac Corp.*	453,235
1,861	Five9, Inc.*	134,532
17,166	Fortinet, Inc.*	1,140,852
5,323	Gen Digital, Inc.	91,343
1,082	Globant SA*	177,459
1,231	HubSpot, Inc.*	527,791
7,351	Intuit, Inc.	3,277,296
1,507	Jamf Holding Corp.*	29,266
1,017	Manhattan Associates, Inc.*	157,482
199,611	Microsoft Corp.	57,547,851
471	nCino, Inc.*	11,671
279	NCR Corp.*	6,582
1,416	New Relic, Inc.*	106,611
3,180	Nutanix, Inc., Class A*	82,648
28,014	Oracle Corp.	2,603,061
48,903	Palantir Technologies, Inc., Class A*	413,230
7,903	Palo Alto Networks, Inc.*	1,578,545
1,361	Paycom Software, Inc.*	413,758
1,055	Paylocity Holding Corp.*	209,713
1,099	Pegasystems, Inc.	53,280
1,361	Procore Technologies, Inc.*	85,239
2,800	PTC, Inc.*	359,044
2,265	RingCentral, Inc., Class A*	69,468
5,485	Salesforce, Inc.*	1,095,793
3,568	SentinelOne, Inc., Class A*	58,372
5,409	ServiceNow, Inc.*	2,513,671
3,379	Smartsheet, Inc., Class A*	161,516
4,314	Splunk, Inc.*	413,626
4,056	Synopsys, Inc.*	1,566,630
1,474	Teradata Corp.*	59,373
955	Tyler Technologies, Inc.*	338,681
1,488	UiPath, Inc., Class A*	26,129
4,439	Unity Software, Inc.*	144,001
2,738	VMware, Inc., Class A*	341,839
5,315	Workday, Inc., Class A*	1,097,760
3,384	Zoom Video Communications, Inc., Class A*	249,875
2,243	Zscaler, Inc.*	262,050

		89,255,896

Specialized REITs (1.3%):
9,493	American Tower Corp.	1,939,800
11,485	Crown Castle, Inc.	1,537,152
1,853	Equinix, Inc.	1,336,087
419	Extra Space Storage, Inc.	68,268
5,747	Iron Mountain, Inc.	304,074
2,022	Lamar Advertising Co., Class A	201,977
3,298	Public Storage	996,458
646	SBA Communications Corp.	168,651

		6,552,467

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail (2.8%):
76	Advance Auto Parts, Inc.	$9,242
455	AutoZone, Inc.*	1,118,458
1,672	Best Buy Co., Inc.	130,867
1,640	Burlington Stores, Inc.*	331,444
487	CarMax, Inc.*	31,304
2,772	Carvana Co.*^	27,138
1,451	Five Below, Inc.*	298,863
2,743	Floor & Decor Holdings, Inc., Class A*	269,418
15,768	Home Depot, Inc. (The)	4,653,452
3,747	Leslie’s, Inc.*	41,255
13,928	Lowe’s Cos., Inc.	2,785,182
673	O’Reilly Automotive, Inc.*	571,364
189	RH*	46,031
3,843	Ross Stores, Inc.	407,858
30,962	TJX Cos., Inc. (The)	2,426,182
2,936	Tractor Supply Co.	690,077
1,340	Ulta Beauty, Inc.*	731,198
1,541	Victoria’s Secret & Co.*	52,625
1,331	Wayfair, Inc., Class A*	45,707
1,393	Williams-Sonoma, Inc.	169,472

		14,837,137

Technology Hardware, Storage & Peripherals (12.8%):
400,940	Apple, Inc.	66,115,006
1,027	Dell Technologies, Inc., Class C	41,296
12,282	HP, Inc.	360,477
5,776	NetApp, Inc.	368,797
7,478	Pure Storage, Inc., Class A*	190,764

		67,076,340

Textiles, Apparel & Luxury Goods (1.0%):
618	Deckers Outdoor Corp.*	277,822
2,969	Lululemon Athletica, Inc.*	1,081,280

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
32,092	NIKE, Inc., Class B	$3,935,763
413	Skechers U.S.A., Inc., Class A*	19,626
869	Tapestry, Inc.	37,462

		5,351,953

Trading Companies & Distributors (0.5%):
852	Core & Main, Inc., Class A*	19,681
15,298	Fastenal Co.	825,174
719	SiteOne Landscape Supply, Inc.*	98,410
852	United Rentals, Inc.	337,187
1,197	W.W. Grainger, Inc.	824,506
463	Watsco, Inc.	147,308
626	WESCO International, Inc.	96,742

		2,349,008

Total Common Stocks (Cost $228,052,976)		519,473,072

Principal Amount
Short-Term Security Held as Collateral for Securities on Loan (0.0%†):
173,229	BlackRock Liquidity FedFund, Institutional Class , 2.54%(a)(b)	173,229

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $173,229)		173,229

Shares
Unaffiliated Investment Company (0.6%):
Money Markets (0.6%):
3,196,091	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.43%(b)	3,196,091

Total Unaffiliated Investment Company (Cost $3,196,091)		3,196,091

Total Investment Securities
(Cost $231,422,296) — 100.0%		522,842,392
Net other assets (liabilities) — 0.0%†		(132,886)

Net Assets — 100.0%		$522,709,506

Percentages indicated are based on net assets as of March 31, 2023

REIT            -        Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $176,728.
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(b)	The rate represents the effective yield at March 31, 2023.

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini June Futures (U.S. Dollar)	6/16/23	7	$1,862,245	$30,828
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/16/23	8	1,655,100	32,018

				$62,846

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks (99.5%):
Aerospace & Defense (2.5%):
549	Axon Enterprise, Inc.*	$123,443
13,735	Boeing Co. (The)*	2,917,726
2,001	BWX Technologies, Inc.	126,143
1,376	Curtiss-Wright Corp.	242,534
8,848	General Dynamics Corp.	2,019,202
116	HEICO Corp.	19,841
265	HEICO Corp., Class A	36,013
3,011	Hexcel Corp.	205,501
12,029	Howmet Aerospace, Inc.	509,669
1,103	Huntington Ingalls Industries, Inc.	228,343
6,908	L3Harris Technologies, Inc.	1,355,626
1,767	Mercury Systems, Inc.*	90,329
4,625	Northrop Grumman Corp.	2,135,455
53,473	Raytheon Technologies Corp.	5,236,611
618	Spirit AeroSystems Holdings, Inc., Class A	21,339
7,493	Textron, Inc.	529,231
1,158	TransDigm Group, Inc.	853,504
2,115	Woodward, Inc.	205,937

		16,856,447

Air Freight & Logistics (0.5%):
3,049	C.H. Robinson Worldwide, Inc.	302,979
3,939	Expeditors International of Washington, Inc.	433,763
8,495	FedEx Corp.	1,941,023
3,382	GXO Logistics, Inc.*	170,656
2,856	United Parcel Service, Inc., Class B	554,035

		3,402,456

Automobile Components (0.9%):
7,453	Aptiv plc*	836,152
8,386	BorgWarner, Inc.	411,836
143,355	Ford Motor Co.	1,806,273
50,538	General Motors Co.	1,853,734
8,442	Gentex Corp.	236,629
4,834	Harley-Davidson, Inc.	183,547
2,114	Lear Corp.	294,882
1,727	Lucid Group, Inc.*^	13,885
9,262	QuantumScape Corp.*	75,763
18,674	Rivian Automotive, Inc., Class A*	289,074
1,855	Thor Industries, Inc.	147,732

		6,149,507

Banks (6.3%):
255,507	Bank of America Corp.	7,307,500
1,421	Bank of Hawaii Corp.	74,006
4,017	Bank OZK	137,381
1,043	BOK Financial Corp.	88,040
70,419	Citigroup, Inc.	3,301,947
17,547	Citizens Financial Group, Inc.	532,902
7,439	Columbia Banking System, Inc.	159,343
4,694	Comerica, Inc.	203,813
4,085	Commerce Bancshares, Inc.	238,360
2,096	Cullen/Frost Bankers, Inc.	220,793
5,081	East West Bancorp, Inc.	281,995
12,538	F.N.B. Corp.	145,441
25,111	Fifth Third Bancorp	668,957
297	First Citizens BancShares, Inc., Class A	289,011
4,589	First Hawaiian, Inc.	94,671
19,015	First Horizon Corp.	338,087
6,535	First Republic Bank	91,425

Shares		Value
Common Stocks, continued
Banks, continued
53,014	Huntington Bancshares, Inc.	$593,757
106,112	JPMorgan Chase & Co.	13,827,455
34,623	KeyCorp	433,480
6,248	M&T Bank Corp.	747,073
24,050	New York Community Bancorp, Inc.	217,412
4,176	PacWest Bancorp^	40,632
2,693	Pinnacle Financial Partners, Inc.	148,546
14,644	PNC Financial Services Group, Inc. (The)	1,861,252
2,559	Popular, Inc.	146,912
3,146	Prosperity Bancshares, Inc.	193,542
33,521	Regions Financial Corp.	622,150
5,173	Synovus Financial Corp.	159,484
48,355	Truist Financial Corp.	1,648,906
50,249	U.S. Bancorp	1,811,476
6,210	Webster Financial Corp.	244,798
139,410	Wells Fargo & Co.	5,211,146
1,474	Western Alliance Bancorp	52,386
2,153	Wintrust Financial Corp.	157,061
5,290	Zions Bancorp	158,330

		42,449,470

Beverages (1.0%):
62	Boston Beer Co., Inc. (The), Class A*	20,379
673	Brown-Forman Corp., Class A	43,873
2,717	Brown-Forman Corp., Class B	174,622
35,511	Coca-Cola Co. (The)	2,202,747
5,539	Constellation Brands, Inc., Class A	1,251,205
30,836	Keurig Dr Pepper, Inc.	1,087,894
6,290	Molson Coors Brewing Co., Class B	325,067
1,974	Monster Beverage Corp.*	106,616
7,824	PepsiCo, Inc.	1,426,315

		6,638,718

Biotechnology (1.8%):
3,076	Amgen, Inc.	743,623
5,229	Biogen, Inc.*	1,453,819
6,632	BioMarin Pharmaceutical, Inc.*	644,896
5,145	Exact Sciences Corp.*	348,882
1,631	Exelixis, Inc.*	31,658
45,666	Gilead Sciences, Inc.	3,788,908
557	Horizon Therapeutics plc*	60,791
885	Incyte Corp.*	63,959
498	Ionis Pharmaceuticals, Inc.*	17,798
1,603	Mirati Therapeutics, Inc.*	59,600
11,363	Moderna, Inc.*	1,745,130
243	Natera, Inc.*	13,491
3,220	Regeneron Pharmaceuticals, Inc.*	2,645,777
530	Ultragenyx Pharmaceutical, Inc.*	21,253
1,603	United Therapeutics Corp.*	359,008
515	Vertex Pharmaceuticals, Inc.*	162,261

		12,160,854

Broadline Retail (0.5%):
5,231	Dollar Tree, Inc.*	750,910
16,965	eBay, Inc.	752,737
4,170	Kohl’s Corp.	98,162
9,683	Macy’s, Inc.	169,356
779	Nordstrom, Inc.	12,674
2,128	Ollie’s Bargain Outlet Holdings, Inc.*	123,296

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Broadline Retail, continued
7,604	Target Corp.	$1,259,451

		3,166,586

Building Products (0.9%):
3,412	A O Smith Corp.	235,940
768	Allegion plc	81,969
687	Armstrong World Industries, Inc.	48,942
3,997	AZEK Co., Inc. (The)*	94,089
5,226	Builders FirstSource, Inc.*	463,964
290	Carlisle Cos., Inc.	65,560
30,379	Carrier Global Corp.	1,389,839
3,038	Fortune Brands Innovations, Inc.	178,422
2,751	Hayward Holdings, Inc.*	32,242
25,039	Johnson Controls International plc	1,507,849
1,148	Lennox International, Inc.	288,469
7,675	Masco Corp.	381,601
4,188	Masterbrand, Inc.*	33,671
3,352	Owens Corning	321,122
3,461	Trane Technologies plc	636,755

		5,760,434

Capital Markets (4.8%):
1,343	Affiliated Managers Group, Inc.	191,270
1,383	Ameriprise Financial, Inc.	423,890
26,815	Bank of New York Mellon Corp. (The)	1,218,474
5,391	BlackRock, Inc., Class A+	3,607,226
7,439	Carlyle Group, Inc. (The)	231,055
3,805	Cboe Global Markets, Inc.	510,783
24,606	Charles Schwab Corp. (The)	1,288,862
13,045	CME Group, Inc.	2,498,378
5,738	Coinbase Global, Inc.*	387,717
1,310	Evercore, Inc., Class A	151,148
10,253	Franklin Resources, Inc.	276,216
11,932	Goldman Sachs Group, Inc. (The)	3,903,077
3,336	Interactive Brokers Group, Inc., Class A	275,420
20,072	Intercontinental Exchange, Inc.	2,093,309
13,417	Invesco, Ltd.	220,039
4,887	Janus Henderson Group plc	130,190
7,198	Jefferies Financial Group, Inc.	228,465
20,920	KKR & Co., Inc., Class A	1,098,718
2,974	Lazard, Ltd., Class A	98,469
328	Moody’s Corp.	100,375
44,849	Morgan Stanley	3,937,742
148	Morningstar, Inc.	30,048
690	MSCI, Inc.	386,186
12,357	Nasdaq, Inc.	675,557
7,387	Northern Trust Corp.	651,016
6,435	Raymond James Financial, Inc.	600,192
20,194	Robinhood Markets, Inc., Class A*^	196,084
11,693	S&P Global, Inc.	4,031,396
3,695	SEI Investments Co.	212,647
12,665	State Street Corp.	958,614
3,712	Stifel Financial Corp.	219,342
7,997	T. Rowe Price Group, Inc.	902,861
1,424	Tradeweb Markets, Inc., Class A	112,524
3,390	Virtu Financial, Inc., Class A	64,071

		31,911,361

Chemicals (2.7%):
8,053	Air Products and Chemicals, Inc.	2,312,902
2,040	Albemarle Corp.	450,922

Shares		Value
Common Stocks, continued
Chemicals, continued
1,820	Ashland, Inc.	$186,932
6,006	Axalta Coating Systems, Ltd.*	181,922
3,892	Celanese Corp.	423,800
2,137	Chemours Co. (The)	63,982
26,004	Corteva, Inc.	1,568,301
25,603	Dow, Inc.	1,403,556
16,655	DuPont de Nemours, Inc.	1,195,329
4,297	Eastman Chemical Co.	362,409
1,044	Ecolab, Inc.	172,813
8,100	Element Solutions, Inc.	156,411
2,978	FMC Corp.	363,703
35,292	Ginkgo Bioworks Holdings, Inc.*	46,938
6,550	Huntsman Corp.	179,208
9,390	International Flavors & Fragrances, Inc.	863,504
14,199	Linde plc	5,046,893
9,236	Lyondellbasell Industries NV	867,168
11,095	Mosaic Co. (The)	509,039
209	NewMarket Corp.	76,281
4,535	Olin Corp.	251,693
3,972	PPG Industries, Inc.	530,580
4,352	RPM International, Inc.	379,669
954	Scotts Miracle-Gro Co. (The)	66,532
1,186	Westlake Corp.	137,552

		17,798,039

Commercial Services & Supplies (0.3%):
208	Cintas Corp.	96,237
1,831	Clean Harbors, Inc.*	261,027
2,242	Driven Brands Holdings, Inc.*	67,955
814	MSA Safety, Inc.	108,669
7,093	Republic Services, Inc.	959,115
389	Ritchie Bros Auctioneers, Inc.	21,897
722	Rollins, Inc.	27,097
3,293	Stericycle, Inc.*	143,608
1,113	Tetra Tech, Inc.	163,511
930	Waste Management, Inc.	151,748

		2,000,864

Communications Equipment (1.6%):
5,294	Ciena Corp.*	278,041
149,502	Cisco Systems, Inc.	7,815,217
2,139	F5, Inc.*	311,631
11,483	Juniper Networks, Inc.	395,245
2,447	Lumentum Holdings, Inc.*	132,162
5,993	Motorola Solutions, Inc.	1,714,777
124	Ubiquiti, Inc.	33,690
2,581	Viasat, Inc.*	87,341

		10,768,104

Construction & Engineering (0.2%):
4,443	AECOM	374,634
2,190	MasTec, Inc.*	206,824
7,258	MDU Resources Group, Inc.	221,224
2,322	Quanta Services, Inc.	386,938
650	Valmont Industries, Inc.	207,532
3,420	WillScot Mobile Mini Holdings Corp.*	160,329

		1,557,481

Construction Materials (0.2%):
217	Eagle Materials, Inc.	31,845
2,094	Martin Marietta Materials, Inc.	743,496

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Construction Materials, continued
2,436	Vulcan Materials Co.	$417,920

		1,193,261

Consumer Finance (1.0%):
10,722	Ally Financial, Inc.	273,304
20,260	American Express Co.	3,341,887
13,842	Capital One Financial Corp.	1,331,047
217	Credit Acceptance Corp.*	94,621
9,684	Discover Financial Services	957,166
4,124	OneMain Holdings, Inc.	152,918
8,986	SLM Corp.	111,336
28,948	SoFi Technologies, Inc.*	175,714
16,135	Synchrony Financial	469,206
2,002	Upstart Holdings, Inc.*	31,812

		6,939,011

Consumer Staples Distribution & Retail (1.6%):
8,459	Albertsons Cos., Inc., Class A	175,778
1,777	BJ’s Wholesale Club Holdings, Inc.*	135,176
1,332	Casey’s General Stores, Inc.	288,325
2,935	Grocery Outlet Holding Corp.*	82,943
23,575	Kroger Co. (The)	1,163,898
3,776	Performance Food Group Co.*	227,844
7,251	US Foods Holding Corp.*	267,852
26,382	Walgreens Boots Alliance, Inc.	912,289
51,709	Walmart, Inc.	7,624,492

		10,878,597

Containers & Packaging (0.5%):
55,726	Amcor plc	634,162
2,353	AptarGroup, Inc.	278,101
3,918	Ardagh Metal Packaging SA	15,986
1,126	Avery Dennison Corp.	201,475
6,672	Ball Corp.	367,694
2,326	Berry Global Group, Inc.	137,001
492	Crown Holdings, Inc.	40,693
2,516	Graphic Packaging Holding Co.	64,133
12,763	International Paper Co.	460,234
3,279	Packaging Corp. of America	455,224
3,021	Silgan Holdings, Inc.	162,137
3,496	Sonoco Products Co.	213,256
9,107	Westrock Co.	277,490

		3,307,586

Distributors (0.2%):
4,586	Genuine Parts Co.	767,284
8,983	LKQ Corp.	509,875

		1,277,159

Diversified Consumer Services (0.1%):
7,509	ADT, Inc.	54,290
1,484	Bright Horizons Family Solutions, Inc.*	114,253
1,101	Grand Canyon Education, Inc.*	125,404
1,314	H&R Block, Inc.	46,318
490	Mister Car Wash, Inc.*	4,224
5,374	Service Corp. International	369,624

		714,113

Diversified REITs (3.0%):
6,237	Alexandria Real Estate Equities, Inc.	783,305
11,060	American Homes 4 Rent, Class A	347,837
9,658	Americold Realty Trust	274,770
5,077	AvalonBay Communities, Inc.	853,241

Shares		Value
Common Stocks, continued
Diversified REITs, continued
5,632	Boston Properties, Inc.	$304,804
10,501	Digital Realty Trust, Inc.	1,032,353
13,634	Equity Residential	818,040
2,336	Essex Property Trust, Inc.	488,551
2,884	Federal Realty Investment Trust	285,026
8,773	Gaming and Leisure Properties, Inc.	456,722
19,378	Healthpeak Properties, Inc.	425,735
25,438	Host Hotels & Resorts, Inc.	419,473
4,943	Hudson Pacific Properties, Inc.	32,871
22,565	Invitation Homes, Inc.	704,705
21,704	Kimco Realty Corp.	423,879
4,126	Mid-America Apartment Communities, Inc.	623,191
33,488	Prologis, Inc.	4,178,298
22,812	Realty Income Corp.	1,444,456
6,157	Regency Centers Corp.	376,685
4,375	Sun Communities, Inc.	616,350
11,635	UDR, Inc.	477,733
14,348	Ventas, Inc.	621,986
36,404	VICI Properties, Inc.	1,187,498
6,340	Vornado Realty Trust	97,446
17,276	Welltower, Inc.	1,238,516
27,097	Weyerhaeuser Co.	816,433
7,659	WP Carey, Inc.	593,189

		19,923,093

Diversified Telecommunication Services (1.7%):
260,465	AT&T, Inc.	5,013,951
8,800	Frontier Communications Parent, Inc.*	200,376
36,915	Lumen Technologies, Inc.	97,825
152,903	Verizon Communications, Inc.	5,946,398

		11,258,550

Electric Utilities (3.6%):
9,008	Alliant Energy Corp.	481,027
18,699	American Electric Power Co., Inc.	1,701,422
2,547	Avangrid, Inc.	101,574
11,989	Constellation Energy Corp.	941,136
28,009	Duke Energy Corp.	2,702,028
13,810	Edison International	974,848
7,301	Entergy Corp.	786,610
7,989	Evergy, Inc.	488,288
12,653	Eversource Energy	990,224
36,107	Exelon Corp.	1,512,522
19,525	FirstEnergy Corp.	782,172
3,909	Hawaiian Electric Industries, Inc.	150,106
1,808	IDACORP, Inc.	195,861
72,247	NextEra Energy, Inc.	5,568,799
7,616	NRG Energy, Inc.	261,153
7,175	OGE Energy Corp.	270,210
59,842	PG&E Corp.*	967,645
4,056	Pinnacle West Capital Corp.	321,397
26,510	PPL Corp.	736,713
39,556	Southern Co. (The)	2,752,306
19,911	Xcel Energy, Inc.	1,342,798

		24,028,839

Electrical Equipment (1.1%):
1,152	Acuity Brands, Inc.	210,505
8,425	AMETEK, Inc.	1,224,405
14,519	Eaton Corp. plc	2,487,685
14,055	Emerson Electric Co.	1,224,753

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
1,924	Hubbell, Inc.	$468,128
5,935	nVent Electric plc	254,849
9,388	Plug Power, Inc.*	110,027
2,377	Regal Rexnord Corp.	334,515
1,342	Rockwell Automation, Inc.	393,810
5,433	Sensata Technologies Holding plc	271,759
7,484	Sunrun, Inc.*	150,803
9,184	Vertiv Holdings Co.	131,423

		7,262,662

Electronic Equipment, Instruments & Components (0.7%):
5,178	Amphenol Corp., Class A	423,146
2,091	Arrow Electronics, Inc.*	261,103
3,267	Avnet, Inc.	147,668
655	Cognex Corp.	32,455
3,590	Coherent Corp.*	136,707
25,138	Corning, Inc.	886,869
1,171	IPG Photonics Corp.	144,396
869	Jabil, Inc.	76,611
477	Keysight Technologies, Inc.*	77,026
869	Littelfuse, Inc.	232,970
4,088	National Instruments Corp.	214,252
1,678	TD SYNNEX Corp.	162,414
1,664	Teledyne Technologies, Inc.*	744,407
8,847	Trimble, Inc.*	463,760
2,138	Vontier Corp.	58,453
1,094	Zebra Technologies Corp., Class A*	347,892

		4,410,129

Energy Equipment & Services (0.6%):
34,507	Baker Hughes Co.	995,872
17,664	Halliburton Co.	558,889
14,063	NOV, Inc.	260,306
51,379	Schlumberger, Ltd.	2,522,709

		4,337,776

Entertainment (2.1%):
28,251	Activision Blizzard, Inc.	2,418,003
18,570	AMC Entertainment Holdings, Inc., Class A*^	93,036
9,309	Electronic Arts, Inc.	1,121,269
630	Liberty Media Corp-Liberty Formula One, Class A*	42,525
6,403	Liberty Media Corp-Liberty Formula One, Class C*	479,137
2,802	Live Nation Entertainment, Inc.*	196,140
339	Madison Square Garden Sports Corp., Class A	66,054
8,743	Netflix, Inc.*	3,020,532
3,137	Roku, Inc.*	206,477
1,010	Take-Two Interactive Software, Inc.*	120,493
61,844	Walt Disney Co. (The)*	6,192,440
22,554	Warner Bros Discovery, Inc.*	340,565

		14,296,671

Financial Services (3.2%):
4,136	Apollo Global Management, Inc.	261,230
65,567	Berkshire Hathaway, Inc., Class B*	20,245,123
13,245	Equitable Holdings, Inc.	336,290
10,612	MGIC Investment Corp.	142,413
2,385	Rocket Cos., Inc., Class A*	21,608
2,177	TFS Financial Corp.	27,495
3,497	Voya Financial, Inc.	249,896

		21,284,055

Shares		Value
Common Stocks, continued
Food Products (2.0%):
19,913	Archer-Daniels-Midland Co.	$1,586,270
4,971	Bunge, Ltd.	474,830
6,966	Campbell Soup Co.	382,991
16,932	Conagra Brands, Inc.	635,966
5,352	Darling Ingredients, Inc.*	312,557
6,734	Flowers Foods, Inc.	184,579
720	Freshpet, Inc.*	47,657
21,422	General Mills, Inc.	1,830,724
698	Hershey Co. (The)	177,578
10,303	Hormel Foods Corp.	410,884
2,355	Ingredion, Inc.	239,574
3,838	JM Smucker Co. (The)	603,986
4,142	Kellogg Co.	277,348
25,405	Kraft Heinz Co. (The)	982,411
9,009	McCormick & Co.	749,639
49,598	Mondelez International, Inc., Class A	3,457,973
925	Pilgrim’s Pride Corp.*	21,441
1,965	Post Holdings, Inc.*	176,594
13	Seaboard Corp.	49,010
10,101	Tyson Foods, Inc., Class A	599,191

		13,201,203

Gas Utilities (0.1%):
5,138	Atmos Energy Corp.	577,306
2,894	National Fuel Gas Co.	167,099
7,522	UGI Corp.	261,465

		1,005,870

Ground Transportation (0.8%):
918	Avis Budget Group, Inc.*	178,826
57,148	CSX Corp.	1,711,011
6,783	Hertz Global Holdings, Inc.*	110,495
312	JB Hunt Transport Services, Inc.	54,744
5,605	Knight-Swift Transportation Holdings, Inc.	317,131
226	Landstar System, Inc.	40,513
3,464	Lyft, Inc., Class A*	32,111
8,259	Norfolk Southern Corp.	1,750,908
3,398	RXO, Inc.*	66,737
1,745	Ryder System, Inc.	155,724
1,941	Schneider National, Inc., Class B	51,922
9,250	Uber Technologies, Inc.*	293,225
2,910	U-Haul Holding Co.	150,883
471	U-Haul Holding Co.	28,095
3,398	XPO Logistics, Inc.*	108,396

		5,050,721

Health Care Equipment & Supplies (3.5%):
54,147	Abbott Laboratories	5,482,925
705	Align Technology, Inc.*	235,569
15,284	Baxter International, Inc.	619,919
10,329	Becton Dickinson and Co.	2,556,841
51,904	Boston Scientific Corp.*	2,596,757
1,806	Cooper Cos., Inc. (The)	674,288
7,699	DENTSPLY SIRONA, Inc.	302,417
1,819	Enovis Corp.*	97,298
5,848	Envista Holdings Corp.*	239,066
12,655	GE HealthCare Technologies, Inc.*	1,038,090
2,560	Globus Medical, Inc.*	144,998
8,829	Hologic, Inc.*	712,500
590	ICU Medical, Inc.*	97,326
2,602	Integra LifeSciences Holdings Corp.*	149,381

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,001	Intuitive Surgical, Inc.*	$255,725
390	Masimo Corp.*	71,971
48,624	Medtronic plc	3,920,067
1,752	QuidelOrtho Corp.*	156,086
3,586	STERIS plc	685,930
5,943	Stryker Corp.	1,696,548
139	Tandem Diabetes Care, Inc.*	5,645
1,686	Teleflex, Inc.	427,081
7,702	Zimmer Biomet Holdings, Inc.	995,098

		23,161,526

Health Care Providers & Services (2.9%):
3,200	Acadia Healthcare Co., Inc.*	231,200
836	agilon health, Inc.*	19,855
1,149	Amedisys, Inc.*	84,509
9,417	Cardinal Health, Inc.	710,984
19,895	Centene Corp.*	1,257,563
338	Chemed Corp.	181,759
8,956	Cigna Group (The)	2,288,527
46,651	CVS Health Corp.	3,466,636
6,103	Elevance Health, Inc.	2,806,220
3,519	Encompass Health Corp.	190,378
2,608	Enhabit, Inc.*	36,277
7,369	HCA Healthcare, Inc.	1,943,058
4,858	Henry Schein, Inc.*	396,121
1,337	Humana, Inc.	649,060
3,183	Laboratory Corp. of America Holdings	730,244
4,003	McKesson Corp.	1,425,268
461	Molina Healthcare, Inc.*	123,313
4,186	Oak Street Health, Inc.*	161,914
4,230	Premier, Inc., Class A	136,925
4,079	Quest Diagnostics, Inc.	577,097
3,819	Tenet Healthcare Corp.*	226,925
3,071	UnitedHealth Group, Inc.	1,451,324
2,229	Universal Health Services, Inc., Class B	283,306

		19,378,463

Health Care REITs (0.1%):
13,623	Healthcare Realty Trust, Inc.	263,332
21,340	Medical Properties Trust, Inc.	175,415
8,444	Omega Healthcare Investors, Inc.	231,450

		670,197

Health Care Technology (0.0%†):
1,478	Certara, Inc.*	35,635
1,751	Definitive Healthcare Corp.*	18,088
2,123	Doximity, Inc., Class A*	68,743
5,216	Teladoc Health, Inc.*	135,094

		257,560

Hotel & Resort REITs (0.0%†):
8,008	Park Hotels & Resorts, Inc.	98,979

Hotels, Restaurants & Leisure (2.1%):
8,330	Aramark	298,214
2,743	Boyd Gaming Corp.	175,881
2,315	Caesars Entertainment, Inc.*	112,995
35,056	Carnival Corp., Class A*	355,818
1,188	Darden Restaurants, Inc.	184,330
341	Domino’s Pizza, Inc.	112,486
1,033	DoorDash, Inc., Class A*	65,657
2,652	Hilton Worldwide Holdings, Inc.	373,587

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,701	Hyatt Hotels Corp., Class A*	$190,155
7,453	Las Vegas Sands Corp.*	428,175
1,344	Marriott Vacations Worldwide Corp.	181,252
20,352	McDonald’s Corp.	5,690,623
11,526	MGM Resorts International	511,985
13,915	Norwegian Cruise Line Holdings, Ltd.*	187,157
5,550	Penn Entertainment, Inc.*	164,613
789	Planet Fitness, Inc., Class A*	61,282
8,205	Royal Caribbean Cruises, Ltd.*	535,787
1,662	Six Flags Entertainment Corp.*	44,392
26,698	Starbucks Corp.	2,780,063
1,055	Travel + Leisure Co.	41,356
128	Vail Resorts, Inc.	29,911
931	Wyndham Hotels & Resorts, Inc.	63,168
3,273	Wynn Resorts, Ltd.*	366,281
8,973	Yum! Brands, Inc.	1,185,154

		14,140,322

Household Durables (0.6%):
5,398	DR Horton, Inc.	527,331
5,745	Garmin, Ltd.	579,785
4,781	Leggett & Platt, Inc.	152,418
9,214	Lennar Corp., Class A	968,484
547	Lennar Corp., Class B	48,853
1,890	Mohawk Industries, Inc.*	189,416
13,564	Newell Brands, Inc.	168,736
29	NVR, Inc.*	161,593
4,960	PulteGroup, Inc.	289,069
6,038	Tempur Sealy International, Inc.	238,441
1,839	Toll Brothers, Inc.	110,395
242	TopBuild Corp.*	50,370
1,916	Whirlpool Corp.	252,950

		3,737,841

Household Products (1.4%):
4,773	Church & Dwight Co., Inc.	421,981
757	Clorox Co. (The)	119,788
11,473	Colgate-Palmolive Co.	862,196
4,980	Kimberly-Clark Corp.	668,416
49,292	Procter & Gamble Co. (The)	7,329,227
2,363	Reynolds Consumer Products, Inc.	64,982
1,432	Spectrum Brands Holdings, Inc.	94,827

		9,561,417

Independent Power and Renewable Electricity Producers (0.1%):
19,660	AES Corp. (The)	473,413
4,588	Brookfield Renewable Corp., Class A	160,350
5,971	Vistra Corp.	143,304

		777,067

Industrial Conglomerates (1.3%):
20,053	3M Co.	2,107,771
37,180	General Electric Co.	3,554,408
17,309	Honeywell International, Inc.	3,308,096

		8,970,275

Industrial REITs (0.1%):
1,478	EastGroup Properties, Inc.	244,343
4,733	First Industrial Realty Trust, Inc.	251,796
6,599	Rexford Industrial Realty, Inc.	393,630

		889,769

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance (3.3%):
22,104	Aflac, Inc.	$1,426,150
9,667	Allstate Corp. (The)	1,071,200
2,418	American Financial Group, Inc.	293,787
27,080	American International Group, Inc.	1,363,749
427	Aon plc, Class A	134,629
8,689	Arch Capital Group, Ltd.*	589,722
6,733	Arthur J. Gallagher & Co.	1,288,090
1,795	Assurant, Inc.	215,526
2,070	Assured Guaranty, Ltd.	104,059
2,796	Axis Capital Holdings, Ltd.	152,438
2,465	Brighthouse Financial, Inc.*	108,731
7,849	Brown & Brown, Inc.	450,690
15,118	Chubb, Ltd.	2,935,613
5,509	Cincinnati Financial Corp.	617,449
980	CNA Financial Corp.	38,249
234	Erie Indemnity Co., Class A	54,208
966	Everest Re Group, Ltd.	345,847
901	F&G Annuities & Life, Inc.	16,326
9,334	Fidelity National Financial, Inc.	326,037
3,625	First American Financial Corp.	201,768
3,213	Globe Life, Inc.	353,494
1,272	Hanover Insurance Group, Inc. (The)	163,452
11,686	Hartford Financial Services Group, Inc. (The)	814,397
2,282	Kemper Corp.	124,734
4,835	Lincoln National Corp.	108,643
7,059	Loews Corp.	409,563
370	Markel Corp.*	472,642
1,906	Marsh & McLennan Cos., Inc.	317,444
24,026	MetLife, Inc.	1,392,067
10,032	Old Republic International Corp.	250,499
1,317	Primerica, Inc.	226,840
8,703	Principal Financial Group, Inc.	646,807
2,730	Progressive Corp. (The)	390,554
13,237	Prudential Financial, Inc.	1,095,229
2,401	Reinsurance Group of America, Inc.	318,757
701	RenaissanceRe Holdings, Ltd.	140,438
8,507	Travelers Cos., Inc. (The)	1,458,185
7,120	Unum Group	281,667
90	White Mountains Insurance Group, Ltd.	123,974
3,912	Willis Towers Watson plc	909,071
7,708	WR Berkley Corp.	479,900

		22,212,625

Interactive Media & Services (2.9%):
28,448	Alphabet, Inc., Class A*	2,950,911
24,714	Alphabet, Inc., Class C*	2,570,256
2,761	IAC/InterActiveCorp.*	142,468
984	Match Group, Inc.*	37,776
63,645	Meta Platforms, Inc., Class A*	13,488,921
16,512	Pinterest, Inc., Class A*	450,282
3,372	TripAdvisor, Inc.*	66,968

		19,707,582

IT Services (2.2%):
7,710	Affirm Holdings, Inc.*^	86,892
5,566	Akamai Technologies, Inc.*	435,818
4,341	Amdocs, Ltd.	416,866
1,232	Automatic Data Processing, Inc.	274,280
19,489	Block, Inc.*	1,337,920
491	Broadridge Financial Solutions, Inc.	71,966
18,772	Cognizant Technology Solutions Corp., Class A	1,143,778

Shares		Value
Common Stocks, continued
IT Services, continued
1,527	Concentrix Corp.	$185,607
8,265	DXC Technology Co.*	211,253
417	Euronet Worldwide, Inc.*	46,662
21,647	Fidelity National Information Services, Inc.	1,176,082
19,466	Fiserv, Inc.*	2,200,242
3,062	Genpact, Ltd.	141,526
9,480	Global Payments, Inc.	997,675
4,847	GoDaddy, Inc., Class A*	376,709
10,905	International Business Machines Corp.	1,429,536
7,343	Kyndryl Holdings, Inc.*	108,383
4,697	Okta, Inc.*	405,069
28,691	PayPal Holdings, Inc.*	2,178,795
706	Snowflake, Inc., Class A*	108,929
3,893	Twilio, Inc., Class A*	259,391
3,079	VeriSign, Inc.*	650,685
8,210	Western Union Co. (The.)	91,541
405	WEX, Inc.*	74,475
423	Wix.com, Ltd.*	42,215

		14,452,295

Leisure Products (0.1%):
2,144	Brunswick Corp.	175,808
4,721	Hasbro, Inc.	253,470
6,543	Mattel, Inc.*	120,457
11,074	Peloton Interactive, Inc., Class A*	125,579
512	Polaris, Inc.	56,643

		731,957

Life Sciences Tools & Services (2.4%):
421	10X Genomics, Inc., Class A*	23,488
1,084	Agilent Technologies, Inc.	149,961
1,469	Avantor, Inc.*	31,055
2,661	Azenta, Inc.*	118,734
768	Bio-Rad Laboratories, Inc., Class A*	367,887
121	Charles River Laboratories International, Inc.*	24,420
21,948	Danaher Corp.	5,531,774
5,661	Illumina, Inc.*	1,316,466
4,694	PerkinElmer, Inc.	625,522
8,151	Qiagen NV*	374,375
572	Repligen Corp.*	96,302
3,037	Syneos Health, Inc.*	108,178
12,498	Thermo Fisher Scientific, Inc.	7,203,472

		15,971,634

Machinery (2.0%):
1,936	AGCO Corp.	261,747
799	Allison Transmission Holdings, Inc.	36,147
2,498	Caterpillar, Inc.	571,642
1,690	Crane Holdings Co.	191,815
5,145	Cummins, Inc.	1,229,038
3,687	Donaldson Co., Inc.	240,909
5,032	Dover Corp.	764,562
1,821	Esab Corp.	107,566
4,678	Flowserve Corp.	159,052
13,025	Fortive Corp.	887,914
3,877	Gates Industrial Corp. plc*	53,852
1,894	Graco, Inc.	138,281
2,244	IDEX Corp.	518,431
1,110	Illinois Tool Works, Inc.	270,230
14,939	Ingersoll-Rand, Inc.	869,151
3,000	ITT, Inc.	258,900

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
1,789	Middleby Corp. (The)*	$262,285
1,574	Nordson Corp.	349,837
2,359	Oshkosh Corp.	196,222
13,392	Otis Worldwide Corp.	1,130,285
18,602	PACCAR, Inc.	1,361,666
3,613	Parker-Hannifin Corp.	1,214,365
5,912	Pentair PLC	326,756
1,889	Snap-On, Inc.	466,375
5,306	Stanley Black & Decker, Inc.	427,558
2,197	Timken Co.	179,539
6,505	Westinghouse Air Brake Technologies Corp.	657,395
5,733	Xylem, Inc.	600,245

		13,731,765

Marine Transportation (0.0%†):
2,145	Kirby Corp.*	149,506

Media (1.4%):
11,298	Altice USA, Inc., Class A*	38,639
80	Cable One, Inc.	56,160
152,026	Comcast Corp., Class A	5,763,306
9,003	DISH Network Corp., Class A*	83,998
10,678	Fox Corp., Class A	363,586
5,118	Fox Corp., Class B	160,245
13,944	Interpublic Group of Cos., Inc. (The)	519,275
335	Liberty Broadband Corp., Class A*	27,510
2,292	Liberty Broadband Corp., Class C*	187,256
4,015	Liberty Media Corp.-Liberty SiriusXM, Class C*	112,380
1,947	Liberty Media Corp-Liberty SiriusXM, Class A*	54,691
5,835	New York Times Co. (The), Class A	226,865
13,649	News Corp., Class A	235,718
4,252	News Corp., Class B	74,112
1,184	Nexstar Media Group, Inc.	204,429
7,312	Omnicom Group, Inc.	689,814
821	Paramount Global, Class A^	21,215
20,724	Paramount Global, Class B	462,352
25,216	Sirius XM Holdings, Inc.	100,108

		9,381,659

Metals & Mining (1.1%):
6,352	Alcoa Corp.	270,341
18,361	Cleveland-Cliffs, Inc.*	336,557
51,841	Freeport-McMoRan, Inc.	2,120,815
29,043	Newmont Corp.	1,423,688
9,334	Nucor Corp.	1,441,823
2,098	Reliance Steel & Aluminum Co.	538,641
2,202	Royal Gold, Inc.	285,621
1,050	Southern Copper Corp.	80,063
7,402	SSR Mining, Inc.	111,918
6,137	Steel Dynamics, Inc.	693,849
8,340	United States Steel Corp.	217,674

		7,520,990

Mortgage Real Estate Investment Trusts (REITs) (0.1%):
20,499	AGNC Investment Corp.	206,630
16,795	Annaly Capital Management, Inc.	320,952
15,555	New Residential Investment Corp.	124,440
10,494	Starwood Property Trust, Inc.^	185,639

		837,661

Multi-Utilities (1.5%):
9,257	Ameren Corp.	799,712

Shares		Value
Common Stocks, continued
Multi-Utilities, continued
22,646	CenterPoint Energy, Inc.	$667,151
10,405	CMS Energy Corp.	638,659
12,973	Consolidated Edison, Inc.	1,241,127
30,272	Dominion Energy, Inc.	1,692,508
6,938	DTE Energy Co.	759,989
14,591	NiSource, Inc.	407,964
18,241	Public Service Enterprise Group, Inc.	1,139,150
11,441	Sempra Energy	1,729,422
11,471	WEC Energy Group, Inc.	1,087,336

		10,163,018

Office REITs (0.1%):
5,426	Cousins Properties, Inc.	116,008
6,073	Douglas Emmett, Inc.	74,880
3,732	Highwoods Properties, Inc.	86,545
3,839	JBG SMITH Properties	57,815
4,176	Kilroy Realty Corp.	135,303
2,300	SL Green Realty Corp.	54,096

		524,647

Oil, Gas & Consumable Fuels (7.3%):
12,081	Antero Midstream Corp.	126,730
3,556	Antero Resources Corp.*	82,108
11,512	APA Corp.	415,123
3,932	Cheniere Energy, Inc.	619,683
4,352	Chesapeake Energy Corp.	330,926
70,359	Chevron Corp.	11,479,774
44,491	ConocoPhillips	4,413,952
23,873	Coterra Energy, Inc.	585,843
11,947	Devon Energy Corp.	604,638
2,707	Diamondback Energy, Inc.	365,905
3,482	DT Midstream, Inc.	171,906
5,659	EOG Resources, Inc.	648,691
13,243	EQT Corp.	422,584
149,736	Exxon Mobil Corp.	16,420,050
2,196	Hess Corp.	290,619
4,847	HF Sinclair Corp.	234,498
72,588	Kinder Morgan, Inc.	1,271,016
23,556	Marathon Oil Corp.	564,402
16,469	Marathon Petroleum Corp.	2,220,515
4,967	Occidental Petroleum Corp.	310,090
14,473	ONEOK, Inc.	919,614
2,576	Ovintiv, Inc.	92,942
1,464	PDC Energy, Inc.	93,960
16,926	Phillips 66	1,715,958
3,944	Pioneer Natural Resources Co.	805,523
2,832	Range Resources Corp.	74,963
36,730	Southwestern Energy Co.*	183,650
13,686	Valero Energy Corp.	1,910,566
1,174	Vitesse Energy, Inc.	22,341
44,454	Williams Cos., Inc.	1,327,396

		48,725,966

Paper & Forest Products (0.0%†):
2,306	Louisiana-Pacific Corp.	125,008

Passenger Airlines (0.3%):
4,445	Alaska Air Group, Inc.*	186,512
23,208	American Airlines Group, Inc.*	342,318
1,031	Copa Holdings SA, Class A*	95,213
11,524	JetBlue Airways Corp.*	83,895
21,882	Southwest Airlines Co.	712,040

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Passenger Airlines, continued
11,721	United Airlines Holdings, Inc.*	$518,654

		1,938,632

Personal Care Products (0.0%†):
12,626	Coty, Inc., Class A*	152,270

Pharmaceuticals (5.7%):
77,477	Bristol-Myers Squibb Co.	5,369,931
4,379	Catalent, Inc.*	287,744
16,000	Elanco Animal Health, Inc.*	150,400
5,701	Eli Lilly & Co.	1,957,837
2,212	Jazz Pharmaceuticals plc*	323,682
95,616	Johnson & Johnson	14,820,480
53,469	Merck & Co., Inc.	5,688,567
9,131	Organon & Co.	214,761
4,825	Perrigo Co. plc	173,073
205,615	Pfizer, Inc.	8,389,092
13,366	Royalty Pharma plc, Class A	481,577
43,545	Viatris, Inc.	418,903

		38,276,047

Professional Services (0.6%):
832	CACI International, Inc., Class A*	246,505
16,961	Clarivate plc*	159,264
12,711	CoStar Group, Inc.*	875,152
9,034	Dun & Bradstreet Holdings, Inc.	106,059
2,184	Equifax, Inc.	443,003
702	FTI Consulting, Inc.*	138,540
4,571	Jacobs Solutions, Inc.	537,138
1,724	KBR, Inc.	94,906
4,895	Leidos Holdings, Inc.	450,634
1,805	ManpowerGroup, Inc.	148,967
485	Robert Half International, Inc.	39,076
1,975	Science Applications International Corp.	212,234
7,928	SS&C Technologies Holdings, Inc.	447,694
1,846	TransUnion	114,710

		4,013,882

Real Estate (0.0%†):
6,914	WeWork, Inc.*	5,374

Real Estate Management & Development (0.2%):
5,800	CBRE Group, Inc., Class A*	422,298
1,316	Howard Hughes Corp. (The)*	105,280
1,715	Jones Lang LaSalle, Inc.*	249,515
14,363	Opendoor Technologies, Inc.*	25,279
1,901	Zillow Group, Inc., Class A*	83,074
5,326	Zillow Group, Inc., Class C*	236,847

		1,122,293

Residential REITs (0.1%):
4,943	Apartment Income REIT Corp.	177,009
3,412	Camden Property Trust	357,714
2,470	Equity Lifestyle Properties, Inc.	165,811

		700,534

Retail REITs (0.2%):
10,717	Brixmor Property Group, Inc.	230,630
6,405	National Retail Properties, Inc.	282,780
6,207	Simon Property Group, Inc.	694,998
5,000	Spirit Realty Capital, Inc.	199,200

		1,407,608

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (2.6%):
12,457	Advanced Micro Devices, Inc.*	$1,220,910
14,680	Analog Devices, Inc.	2,895,190
1,969	Cirrus Logic, Inc.*	215,369
3,911	First Solar, Inc.*	850,642
1,727	GLOBALFOUNDRIES, Inc.*	124,655
150,467	Intel Corp.	4,915,757
30,989	Marvell Technology, Inc.	1,341,824
2,793	Microchip Technology, Inc.	233,997
32,032	Micron Technology, Inc.	1,932,811
2,059	MKS Instruments, Inc.	182,469
5,863	ON Semiconductor Corp.*	482,642
3,633	Qorvo, Inc.*	369,004
5,779	Skyworks Solutions, Inc.	681,806
523	Teradyne, Inc.	56,228
10,399	Texas Instruments, Inc.	1,934,318
4,425	Wolfspeed, Inc.*	287,404

		17,725,026

Software (1.9%):
1,479	ANSYS, Inc.*	492,211
3,553	BILL Holdings, Inc.*	288,290
5,037	Black Knight, Inc.*	289,930
3,244	CCC Intelligent Solutions Holdings, Inc.*	29,099
3,983	Ceridian HCM Holding, Inc.*	291,635
2,193	Dolby Laboratories, Inc., Class A	187,326
775	DoubleVerify Holdings, Inc.*	23,366
1,008	Dropbox, Inc., Class A*	21,793
12,904	Gen Digital, Inc.	221,433
2,945	Guidewire Software, Inc.*	241,637
1,674	Informatica, Inc., Class A*	27,454
1,003	Jamf Holding Corp.*	19,478
854	Manhattan Associates, Inc.*	132,242
2,457	nCino, Inc.*	60,884
4,330	NCR Corp.*	102,145
3,953	Nutanix, Inc., Class A*	102,738
17,405	Oracle Corp.	1,617,273
2,529	Paycor HCM, Inc.*	67,069
929	Procore Technologies, Inc.*	58,183
3,843	Roper Technologies, Inc.	1,693,572
27,519	Salesforce, Inc.*	5,497,746
2,796	SentinelOne, Inc., Class A*	45,743
1,684	Teradata Corp.*	67,832
188	Tyler Technologies, Inc.*	66,672
12,298	UiPath, Inc., Class A*	215,953
2,678	Unity Software, Inc.*	86,874
3,899	VMware, Inc., Class A*	486,790
4,502	Zoom Video Communications, Inc., Class A*	332,428

		12,767,796

Specialized REITs (0.7%):
3,993	American Tower Corp.	815,930
8,032	CubeSmart	371,239
2,660	EPR Properties	101,346
846	Equinix, Inc.	610,000
4,195	Extra Space Storage, Inc.	683,491
2,604	Iron Mountain, Inc.	137,778
436	Lamar Advertising Co., Class A	43,552
3,023	Life Storage, Inc.	396,285
3,050	National Storage Affiliates Trust	127,429
1,158	Public Storage	349,878
5,235	Rayonier, Inc.	174,116

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Specialized REITs, continued
3,041	SBA Communications Corp.	$793,914

		4,604,958

Specialty Retail (1.5%):
1,989	Advance Auto Parts, Inc.	241,882
1,211	AutoNation, Inc.*	162,710
63	AutoZone, Inc.*	154,863
8,221	Bath & Body Works, Inc.	300,724
4,963	Best Buy Co., Inc.	388,454
149	Burlington Stores, Inc.*	30,113
5,015	CarMax, Inc.*	322,364
1,910	Dick’s Sporting Goods, Inc.	271,010
9,646	GameStop Corp., Class A*^	222,051
6,989	Gap, Inc. (The)	70,170
15,555	Home Depot, Inc. (The)	4,590,592
558	Leslie’s, Inc.*	6,144
974	Lithia Motors, Inc.	222,978
2,996	Lowe’s Cos., Inc.	599,110
1,344	O’Reilly Automotive, Inc.*	1,141,029
927	Penske Automotive Group, Inc.	131,458
2,533	Petco Health & Wellness Co., Inc.*	22,797
428	RH*	104,239
7,246	Ross Stores, Inc.	769,018
812	Victoria’s Secret & Co.*	27,730
1,439	Wayfair, Inc., Class A*	49,415
498	Williams-Sonoma, Inc.	60,587

		9,889,438

Technology Hardware, Storage & Peripherals (0.3%):
7,171	Dell Technologies, Inc., Class C	288,346
46,196	Hewlett Packard Enterprise Co.	735,902
19,303	HP, Inc.	566,543
11,423	Western Digital Corp.*	430,305

		2,021,096

Textiles, Apparel & Luxury Goods (0.3%):
4,512	Capri Holdings, Ltd.*	212,064
1,340	Carter’s, Inc.	96,373
1,294	Columbia Sportswear Co.	116,771
111	Deckers Outdoor Corp.*	49,900
12,522	Hanesbrands, Inc.	65,866
2,331	PVH Corp.	207,832
1,457	Ralph Lauren Corp.	169,988
4,081	Skechers U.S.A., Inc., Class A*	193,929
7,526	Tapestry, Inc.	324,446
6,770	Under Armour, Inc., Class A*	64,247

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
7,090	Under Armour, Inc., Class C*	$60,478
12,562	VF Corp.	287,795

		1,849,689

Tobacco (1.2%):
65,219	Altria Group, Inc.	2,910,072
56,372	Philip Morris International, Inc.	5,482,177

		8,392,249

Trading Companies & Distributors (0.2%):
3,733	Air Lease Corp.	146,968
1,876	Core & Main, Inc., Class A*	43,336
1,660	MSC Industrial Direct Co., Inc.	139,440
627	SiteOne Landscape Supply, Inc.*	85,818
1,358	United Rentals, Inc.	537,442
5,777	Univar Solutions, Inc.*	202,368
557	Watsco, Inc.	177,215
754	WESCO International, Inc.	116,523

		1,449,110

Water Utilities (0.2%):
7,013	American Water Works Co., Inc.	1,027,334
8,315	Essential Utilities, Inc.	362,950

		1,390,284

Wireless Telecommunication Services (0.5%):
21,312	T-Mobile US, Inc.*	3,086,830

Total Common Stocks (Cost $499,834,391)		667,662,462

Principal Amount

Short-Term Security Held as Collateral for Securities on Loan (0.1%):
785,762	BlackRock Liquidity FedFund, Institutional Class, 2.54%(a)(b)	785,762

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $785,762)		785,762

Shares
Unaffiliated Investment Company (0.5%):
Money Markets (0.5%):
3,237,316	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.43%(b)	3,237,316

Total Unaffiliated Investment Company (Cost $3,237,316)		3,237,316

Total Investment Securities (Cost $503,857,469) — 100.1%		671,685,540
Net other assets (liabilities) — (0.1)%		(719,434)

Net Assets — 100.0%		$670,966,106

Percentages indicated are based on net assets as of March 31, 2023

REIT          -    Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $785,533.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(b)	The rate represents the effective yield at March 31, 2023.

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 400 Index E-Mini June Futures (U.S. Dollar)	6/16/23	6	$1,517,820	$66,797
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/16/23	13	2,689,538	157,885

				$224,682

See accompanying notes to the schedules of portfolio investments.

 AZL S&P 500 Index Fund

 Schedule of Portfolio Investments

 March 31, 2023 (Unaudited)

Shares		Value
Common Stocks (99.5%):
Aerospace & Defense (1.7%):
42,917	Boeing Co. (The)*	$9,116,858
17,246	General Dynamics Corp.	3,935,710
28,207	Howmet Aerospace, Inc.	1,195,131
2,885	Huntington Ingalls Industries, Inc.	597,253
14,586	L3Harris Technologies, Inc.	2,862,357
17,380	Lockheed Martin Corp.	8,216,047
11,083	Northrop Grumman Corp.	5,117,243
111,851	Raytheon Technologies Corp.	10,953,568
15,993	Textron, Inc.	1,129,585
3,957	TransDigm Group, Inc.	2,916,507

		46,040,259

Air Freight & Logistics (0.6%):
8,750	C.H. Robinson Worldwide, Inc.	869,488
11,868	Expeditors International of Washington, Inc.	1,306,904
17,762	FedEx Corp.	4,058,439
55,909	United Parcel Service, Inc., Class B	10,845,787

		17,080,618

Automobile Components (2.0%):
20,756	Aptiv plc*	2,328,616
17,735	BorgWarner, Inc.	870,966
302,566	Ford Motor Co.	3,812,331
106,678	General Motors Co.	3,912,949
205,617	Tesla, Inc.*	42,657,303

		53,582,165

Banks (3.1%):
534,673	Bank of America Corp.	15,291,648
148,375	Citigroup, Inc.	6,957,304
38,759	Citizens Financial Group, Inc.	1,177,111
9,769	Comerica, Inc.	424,170
52,582	Fifth Third Bancorp	1,400,784
13,323	First Republic Bank^	186,389
112,215	Huntington Bancshares, Inc.	1,256,808
224,142	JPMorgan Chase & Co.	29,207,944
68,556	KeyCorp	858,321
13,271	M&T Bank Corp.	1,586,813
30,897	PNC Financial Services Group, Inc. (The)	3,927,009
72,745	Regions Financial Corp.	1,350,147
101,638	Truist Financial Corp.	3,465,856
103,579	U.S. Bancorp	3,734,023
291,907	Wells Fargo & Co.	10,911,483
10,729	Zions Bancorp	321,119

		82,056,929

Beverages (1.8%):
14,319	Brown-Forman Corp., Class B	920,282
298,155	Coca-Cola Co. (The)	18,494,555
12,435	Constellation Brands, Inc., Class A	2,808,942
65,096	Keurig Dr Pepper, Inc.	2,296,587
13,901	Molson Coors Brewing Co., Class B	718,404
58,354	Monster Beverage Corp.*	3,151,699
105,107	PepsiCo, Inc.	19,161,006

		47,551,475

Biotechnology (2.3%):
135,476	AbbVie, Inc.	21,590,810
40,875	Amgen, Inc.	9,881,531
11,031	Biogen, Inc.*	3,066,949
95,140	Gilead Sciences, Inc.	7,893,766

Shares		Value
Common Stocks, continued
Biotechnology, continued
13,664	Incyte Corp.*	$987,497
25,310	Moderna, Inc.*	3,887,110
8,203	Regeneron Pharmaceuticals, Inc.*	6,740,159
19,664	Vertex Pharmaceuticals, Inc.*	6,195,537

		60,243,359

Broadline Retail (3.2%):
681,932	Amazon.com, Inc.*	70,436,757
16,931	Dollar General Corp.	3,563,298
15,594	Dollar Tree, Inc.*	2,238,519
41,849	eBay, Inc.	1,856,840
9,858	Etsy, Inc.*	1,097,491
35,259	Target Corp.	5,839,948

		85,032,853

Building Products (0.4%):
9,760	A O Smith Corp.	674,904
6,847	Allegion plc	730,780
64,063	Carrier Global Corp.	2,930,882
52,759	Johnson Controls International plc	3,177,147
17,451	Masco Corp.	867,664
17,643	Trane Technologies plc	3,245,959

		11,627,336

Capital Markets (2.8%):
7,899	Ameriprise Financial, Inc.	2,421,043
56,346	Bank of New York Mellon Corp. (The)	2,560,362
11,387	BlackRock, Inc., Class A+	7,619,269
7,779	Cboe Global Markets, Inc.	1,044,253
116,848	Charles Schwab Corp. (The)	6,120,498
27,557	CME Group, Inc.	5,277,717
2,943	FactSet Research Systems, Inc.	1,221,610
22,820	Franklin Resources, Inc.	614,771
25,941	Goldman Sachs Group, Inc. (The)	8,485,561
42,788	Intercontinental Exchange, Inc.	4,462,361
34,577	Invesco, Ltd.	567,063
2,958	MarketAxess Holdings, Inc.	1,157,436
12,069	Moody’s Corp.	3,693,355
99,936	Morgan Stanley	8,774,381
6,125	MSCI, Inc.	3,428,101
26,236	Nasdaq, Inc.	1,434,322
16,058	Northern Trust Corp.	1,415,192
14,830	Raymond James Financial, Inc.	1,383,194
25,181	S&P Global, Inc.	8,681,653
26,697	State Street Corp.	2,020,696
17,119	T. Rowe Price Group, Inc.	1,932,735

		74,315,573

Chemicals (1.8%):
16,991	Air Products and Chemicals, Inc.	4,879,985
8,975	Albemarle Corp.	1,983,834
7,401	Celanese Corp.	805,895
15,398	CF Industries Holdings, Inc.	1,116,201
54,734	Corteva, Inc.	3,301,008
53,912	Dow, Inc.	2,955,456
35,043	DuPont de Nemours, Inc.	2,515,036
9,278	Eastman Chemical Co.	782,506
18,983	Ecolab, Inc.	3,142,256
9,400	FMC Corp.	1,148,022
19,745	International Flavors & Fragrances, Inc.	1,815,750
37,652	Linde plc	13,383,027

See accompanying notes to the schedules of portfolio investments.

 AZL S&P 500 Index Fund

 Schedule of Portfolio Investments

 March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
19,457	Lyondellbasell Industries NV	$1,826,818
26,217	Mosaic Co. (The)	1,202,836
18,004	PPG Industries, Inc.	2,404,974
18,065	Sherwin-Williams Co. (The)	4,060,470

		47,324,074

Commercial Services & Supplies (0.5%):
6,612	Cintas Corp.	3,059,240
32,828	Copart, Inc.*	2,468,994
15,735	Republic Services, Inc.	2,127,687
17,773	Rollins, Inc.	667,021
28,615	Waste Management, Inc.	4,669,109

		12,992,051

Communications Equipment (0.9%):
18,961	Arista Networks, Inc.*	3,182,794
314,542	Cisco Systems, Inc.	16,442,683
4,641	F5, Inc.*	676,147
24,540	Juniper Networks, Inc.	844,667
12,809	Motorola Solutions, Inc.	3,665,039

		24,811,330

Construction & Engineering (0.1%):
10,947	Quanta Services, Inc.	1,824,208

Construction Materials (0.1%):
4,811	Martin Marietta Materials, Inc.	1,708,194
10,238	Vulcan Materials Co.	1,756,431

		3,464,625

Consumer Finance (0.5%):
45,335	American Express Co.	7,478,008
29,240	Capital One Financial Corp.	2,811,718
20,190	Discover Financial Services	1,995,580
33,189	Synchrony Financial	965,136

		13,250,442

Consumer Staples Distribution & Retail (1.5%):
33,906	Costco Wholesale Corp.	16,846,874
49,900	Kroger Co. (The)	2,463,563
38,821	Sysco Corp.	2,998,146
55,055	Walgreens Boots Alliance, Inc.	1,903,802
107,267	Walmart, Inc.	15,816,519

		40,028,904

Containers & Packaging (0.3%):
111,169	Amcor plc	1,265,103
6,365	Avery Dennison Corp.	1,138,889
24,048	Ball Corp.	1,325,285
27,246	International Paper Co.	982,491
7,337	Packaging Corp. of America	1,018,596
11,227	Sealed Air Corp.	515,432
19,064	Westrock Co.	580,880

		6,826,676

Distributors (0.1%):
10,799	Genuine Parts Co.	1,806,781
19,000	LKQ Corp.	1,078,440
2,902	Pool Corp.	993,761

		3,878,982

Diversified REITs (1.4%):
11,439	Alexandria Real Estate Equities, Inc.	1,436,624
10,717	AvalonBay Communities, Inc.	1,801,099
10,624	Boston Properties, Inc.	574,971

Shares		Value
Common Stocks, continued
Diversified REITs, continued
22,026	Digital Realty Trust, Inc.	$2,165,376
26,515	Equity Residential	1,590,900
4,856	Essex Property Trust, Inc.	1,015,584
5,376	Federal Realty Investment Trust	531,310
159	Gaming and Leisure Properties, Inc.	8,277
42,084	Healthpeak Properties, Inc.	924,585
55,388	Host Hotels & Resorts, Inc.	913,348
44,496	Invitation Homes, Inc.	1,389,610
46,879	Kimco Realty Corp.	915,547
8,846	Mid-America Apartment Communities, Inc.	1,336,100
70,713	Prologis, Inc.	8,822,861
48,044	Realty Income Corp.	3,042,146
12,027	Regency Centers Corp.	735,812
24,014	UDR, Inc.	986,015
30,621	Ventas, Inc.	1,327,420
73,779	VICI Properties, Inc.	2,406,671
36,198	Welltower, Inc.	2,595,035
56,935	Weyerhaeuser Co.	1,715,452

		36,234,743

Diversified Telecommunication Services (0.9%):
545,971	AT&T, Inc.	10,509,942
321,731	Verizon Communications, Inc.	12,512,118

		23,022,060

Electric Utilities (1.9%):
18,652	Alliant Energy Corp.	996,017
39,365	American Electric Power Co., Inc.	3,581,821
25,052	Constellation Energy Corp.	1,966,582
58,991	Duke Energy Corp.	5,690,862
29,254	Edison International	2,065,040
15,588	Entergy Corp.	1,679,451
17,208	Evergy, Inc.	1,051,753
26,682	Eversource Energy	2,088,133
76,127	Exelon Corp.	3,188,960
41,610	FirstEnergy Corp.	1,666,897
152,229	NextEra Energy, Inc.	11,733,811
17,584	NRG Energy, Inc.	602,955
123,339	PG&E Corp.*	1,994,392
9,144	Pinnacle West Capital Corp.	724,570
56,406	PPL Corp.	1,567,523
83,399	Southern Co. (The)	5,802,902
41,922	Xcel Energy, Inc.	2,827,220

		49,228,889

Electrical Equipment (0.6%):
17,593	AMETEK, Inc.	2,556,791
30,466	Eaton Corp. plc	5,220,044
43,707	Emerson Electric Co.	3,808,628
4,823	Generac Holdings, Inc.*	520,932
8,798	Rockwell Automation, Inc.	2,581,773

		14,688,168

Electronic Equipment, Instruments & Components (0.6%):
45,588	Amphenol Corp., Class A	3,725,451
10,396	CDW Corp.	2,026,077
58,315	Corning, Inc.	2,057,353
13,697	Keysight Technologies, Inc.*	2,211,792
24,367	TE Connectivity, Ltd.	3,195,732
3,633	Teledyne Technologies, Inc.*	1,625,259
18,893	Trimble, Inc.*	990,371

See accompanying notes to the schedules of portfolio investments.

 AZL S&P 500 Index Fund

 Schedule of Portfolio Investments

 March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,994	Zebra Technologies Corp., Class A*	$1,270,092

		17,102,127

Energy Equipment & Services (0.4%):
76,718	Baker Hughes Co.	2,214,081
69,562	Halliburton Co.	2,200,942
108,627	Schlumberger, Ltd.	5,333,586

		9,748,609

Entertainment (1.4%):
54,558	Activision Blizzard, Inc.	4,669,619
20,092	Electronic Arts, Inc.	2,420,081
10,709	Live Nation Entertainment, Inc.*	749,630
34,091	Netflix, Inc.*	11,777,759
12,418	Take-Two Interactive Software, Inc.*	1,481,467
139,657	Walt Disney Co. (The)*	13,983,856
169,287	Warner Bros Discovery, Inc.*	2,556,234

		37,638,646

Financial Services (1.6%):
137,776	Berkshire Hathaway, Inc., Class B*	42,541,095

Food Products (1.2%):
42,082	Archer-Daniels-Midland Co.	3,352,252
10,901	Bunge, Ltd.	1,041,264
14,874	Campbell Soup Co.	817,773
36,714	Conagra Brands, Inc.	1,378,978
45,468	General Mills, Inc.	3,885,695
11,259	Hershey Co. (The)	2,864,402
22,247	Hormel Foods Corp.	887,210
8,163	JM Smucker Co. (The)	1,284,611
19,608	Kellogg Co.	1,312,952
60,994	Kraft Heinz Co. (The)	2,358,638
11,018	Lamb Weston Holdings, Inc.	1,151,601
19,198	McCormick & Co.	1,597,466
104,615	Mondelez International, Inc., Class A	7,293,758
22,186	Tyson Foods, Inc., Class A	1,316,073

		30,542,673

Gas Utilities (0.0%†):
11,039	Atmos Energy Corp.	1,240,342

Ground Transportation (0.8%):
161,057	CSX Corp.	4,822,046
6,345	JB Hunt Transport Services, Inc.	1,113,294
17,373	Norfolk Southern Corp.	3,683,076
6,940	Old Dominion Freight Line, Inc.	2,365,430
46,711	Union Pacific Corp.	9,401,056

		21,384,902

Health Care Equipment & Supplies (2.8%):
133,568	Abbott Laboratories	13,525,096
5,565	Align Technology, Inc.*	1,859,489
38,942	Baxter International, Inc.	1,579,488
21,525	Becton Dickinson and Co.	5,328,298
109,724	Boston Scientific Corp.*	5,489,492
3,823	Cooper Cos., Inc. (The)	1,427,355
16,972	DENTSPLY SIRONA, Inc.	666,660
29,590	Dexcom, Inc.*	3,437,766
47,362	Edwards Lifesciences Corp.*	3,918,258
27,902	GE HealthCare Technologies, Inc.*	2,288,801
19,125	Hologic, Inc.*	1,543,388
6,344	IDEXX Laboratories, Inc.*	3,172,508

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
5,053	Insulet Corp.*	$1,611,705
26,751	Intuitive Surgical, Inc.*	6,834,078
101,821	Medtronic plc	8,208,809
11,222	ResMed, Inc.	2,457,506
7,431	STERIS plc	1,421,402
25,801	Stryker Corp.	7,365,411
3,465	Teleflex, Inc.	877,719
16,076	Zimmer Biomet Holdings, Inc.	2,077,019

		75,090,248

Health Care Providers & Services (3.0%):
12,407	AmerisourceBergen Corp.	1,986,485
19,407	Cardinal Health, Inc.	1,465,229
42,128	Centene Corp.*	2,662,911
22,847	Cigna Group (The)	5,838,094
98,224	CVS Health Corp.	7,299,025
3,967	DaVita, Inc.*	321,763
18,295	Elevance Health, Inc.	8,412,224
16,243	HCA Healthcare, Inc.	4,282,954
10,689	Henry Schein, Inc.*	871,581
9,542	Humana, Inc.	4,632,259
6,787	Laboratory Corp. of America Holdings	1,557,074
10,475	McKesson Corp.	3,729,624
4,580	Molina Healthcare, Inc.*	1,225,104
8,345	Quest Diagnostics, Inc.	1,180,651
71,415	UnitedHealth Group, Inc.	33,750,015
5,204	Universal Health Services, Inc., Class B	661,428

		79,876,421

Hotels, Restaurants & Leisure (2.1%):
2,971	Booking Holdings, Inc.*	7,880,310
17,116	Caesars Entertainment, Inc.*	835,432
76,716	Carnival Corp., Class A*	778,667
2,124	Chipotle Mexican Grill, Inc.*	3,628,408
9,376	Darden Restaurants, Inc.	1,454,780
2,600	Domino’s Pizza, Inc.	857,662
10,975	Expedia Group, Inc.*	1,064,904
20,178	Hilton Worldwide Holdings, Inc.	2,842,475
25,733	Las Vegas Sands Corp.*	1,478,361
20,612	Marriott International, Inc., Class A	3,422,417
56,108	McDonald’s Corp.	15,688,358
24,417	MGM Resorts International	1,084,603
31,090	Norwegian Cruise Line Holdings, Ltd.*	418,161
17,166	Royal Caribbean Cruises, Ltd.*	1,120,940
87,936	Starbucks Corp.	9,156,776
7,751	Wynn Resorts, Ltd.*	867,414
21,579	Yum! Brands, Inc.	2,850,154

		55,429,822

Household Durables (0.3%):
23,977	DR Horton, Inc.	2,342,313
11,032	Garmin, Ltd.	1,113,349
780	Garmin, Ltd.	78,718
19,517	Lennar Corp., Class A	2,051,432
3,740	Mohawk Industries, Inc.*	374,823
27,332	Newell Brands, Inc.	340,010
237	NVR, Inc.*	1,320,609
17,083	PulteGroup, Inc.	995,597
4,058	Whirlpool Corp.	535,737

		9,152,588

See accompanying notes to the schedules of portfolio investments.

 AZL S&P 500 Index Fund

 Schedule of Portfolio Investments

 March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Household Products (1.5%):
18,682	Church & Dwight Co., Inc.	$1,651,676
9,452	Clorox Co. (The)	1,495,684
63,982	Colgate-Palmolive Co.	4,808,247
25,854	Kimberly-Clark Corp.	3,470,124
180,455	Procter & Gamble Co. (The)	26,831,854

		38,257,585

Independent Power and Renewable Electricity Producers (0.0%†):
49,796	AES Corp. (The)	1,199,088

Industrial Conglomerates (0.8%):
42,343	3M Co.	4,450,673
82,880	General Electric Co.	7,923,328
51,107	Honeywell International, Inc.	9,767,570

		22,141,571

Insurance (2.1%):
42,155	Aflac, Inc.	2,719,841
20,317	Allstate Corp. (The)	2,251,327
56,916	American International Group, Inc.	2,866,290
15,589	Aon plc, Class A	4,915,056
28,335	Arch Capital Group, Ltd.*	1,923,096
16,152	Arthur J. Gallagher & Co.	3,090,039
3,573	Assurant, Inc.	429,010
17,606	Brown & Brown, Inc.	1,010,936
31,795	Chubb, Ltd.	6,173,953
12,282	Cincinnati Financial Corp.	1,376,566
3,028	Everest Re Group, Ltd.	1,084,085
6,988	Globe Life, Inc.	768,820
24,368	Hartford Financial Services Group, Inc. (The)	1,698,206
12,289	Lincoln National Corp.	276,134
15,481	Loews Corp.	898,208
37,997	Marsh & McLennan Cos., Inc.	6,328,400
50,489	MetLife, Inc.	2,925,333
17,432	Principal Financial Group, Inc.	1,295,546
44,820	Progressive Corp. (The)	6,411,949
28,191	Prudential Financial, Inc.	2,332,523
17,514	Travelers Cos., Inc. (The)	3,002,075
7,998	Willis Towers Watson plc	1,858,575
15,154	WR Berkley Corp.	943,488

		56,579,456

Interactive Media & Services (4.8%):
455,584	Alphabet, Inc., Class A*	47,257,728
397,157	Alphabet, Inc., Class C*	41,304,328
20,436	Match Group, Inc.*	784,538
170,252	Meta Platforms, Inc., Class A*	36,083,209

		125,429,803

IT Services (4.3%):
48,268	Accenture plc, Class A	13,795,477
11,781	Akamai Technologies, Inc.*	922,452
31,778	Automatic Data Processing, Inc.	7,074,736
9,071	Broadridge Financial Solutions, Inc.	1,329,536
39,369	Cognizant Technology Solutions Corp., Class A	2,398,753
16,463	DXC Technology Co.*	420,794
4,439	EPAM Systems, Inc.*	1,327,261
45,456	Fidelity National Information Services, Inc.	2,469,625
48,647	Fiserv, Inc.*	5,498,570
5,479	FleetCor Technologies, Inc.*	1,155,247
6,098	Gartner, Inc.*	1,986,545

Shares		Value
Common Stocks, continued
IT Services, continued
19,971	Global Payments, Inc.	$2,101,748
69,262	International Business Machines Corp.	9,079,556
5,364	Jack Henry & Associates, Inc.	808,462
64,538	Mastercard, Inc., Class A	23,453,755
24,572	Paychex, Inc.	2,815,706
86,306	PayPal Holdings, Inc.*	6,554,078
7,132	VeriSign, Inc.*	1,507,206
124,295	Visa, Inc., Class A	28,023,551

		112,723,058

Leisure Products (0.0%†):
9,779	Hasbro, Inc.	525,034

Life Sciences Tools & Services (1.8%):
22,679	Agilent Technologies, Inc.	3,137,413
1,594	Bio-Rad Laboratories, Inc., Class A*	763,558
12,307	Bio-Techne Corp.	913,056
3,847	Charles River Laboratories International, Inc.*	776,402
50,190	Danaher Corp.	12,649,888
12,050	Illumina, Inc.*	2,802,227
14,229	IQVIA Holdings, Inc.*	2,830,006
1,708	Mettler-Toledo International, Inc.*	2,613,599
9,422	PerkinElmer, Inc.	1,255,576
29,909	Thermo Fisher Scientific, Inc.	17,238,650
4,670	Waters Corp.*	1,445,972
5,671	West Pharmaceutical Services, Inc.	1,964,831

		48,391,178

Machinery (1.8%):
39,866	Caterpillar, Inc.	9,122,935
10,803	Cummins, Inc.	2,580,621
20,684	Deere & Co.	8,540,010
10,890	Dover Corp.	1,654,627
27,104	Fortive Corp.	1,847,680
5,778	IDEX Corp.	1,334,891
21,092	Illinois Tool Works, Inc.	5,134,847
31,020	Ingersoll-Rand, Inc.	1,804,744
4,010	Nordson Corp.	891,263
31,913	Otis Worldwide Corp.	2,693,457
39,962	PACCAR, Inc.	2,925,218
9,837	Parker-Hannifin Corp.	3,306,314
12,489	Pentair PLC	690,267
4,116	Snap-On, Inc.	1,016,199
11,801	Stanley Black & Decker, Inc.	950,925
13,932	Westinghouse Air Brake Technologies Corp.	1,407,968
13,806	Xylem, Inc.	1,445,488

		47,347,454

Media (0.8%):
8,005	Charter Communications, Inc., Class A*	2,862,668
321,771	Comcast Corp., Class A	12,198,339
15,813	DISH Network Corp., Class A*	147,535
23,261	Fox Corp., Class A	792,037
11,105	Fox Corp., Class B	347,697
28,640	Interpublic Group of Cos., Inc. (The)	1,066,554
27,741	News Corp., Class A	479,087
11,424	News Corp., Class B	199,120
15,973	Omnicom Group, Inc.	1,506,893
38,384	Paramount Global, Class B^	856,347

		20,456,277

See accompanying notes to the schedules of portfolio investments.

 AZL S&P 500 Index Fund

 Schedule of Portfolio Investments

 March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining (0.5%):
109,495	Freeport-McMoRan, Inc.	$4,479,441
60,805	Newmont Corp.	2,980,661
19,171	Nucor Corp.	2,961,344
13,033	Steel Dynamics, Inc.	1,473,511

		11,894,957

Multi-Utilities (0.8%):
19,933	Ameren Corp.	1,722,012
48,226	CenterPoint Energy, Inc.	1,420,738
22,420	CMS Energy Corp.	1,376,140
27,185	Consolidated Edison, Inc.	2,600,789
63,834	Dominion Energy, Inc.	3,568,959
14,905	DTE Energy Co.	1,632,694
29,877	NiSource, Inc.	835,361
38,223	Public Service Enterprise Group, Inc.	2,387,026
24,080	Sempra Energy	3,639,933
24,164	WEC Energy Group, Inc.	2,290,505

		21,474,157

Oil, Gas & Consumable Fuels (4.2%):
24,180	APA Corp.	871,931
136,278	Chevron Corp.	22,235,119
93,615	ConocoPhillips	9,287,544
60,804	Coterra Energy, Inc.	1,492,130
50,077	Devon Energy Corp.	2,534,397
13,537	Diamondback Energy, Inc.	1,829,796
44,998	EOG Resources, Inc.	5,158,121
28,400	EQT Corp.	906,244
314,783	Exxon Mobil Corp.	34,519,104
21,256	Hess Corp.	2,813,019
151,528	Kinder Morgan, Inc.	2,653,255
47,208	Marathon Oil Corp.	1,131,104
34,727	Marathon Petroleum Corp.	4,682,241
55,703	Occidental Petroleum Corp.	3,477,538
34,239	ONEOK, Inc.	2,175,546
35,438	Phillips 66	3,592,704
18,202	Pioneer Natural Resources Co.	3,717,577
17,342	Targa Resources Corp.	1,265,099
28,113	Valero Energy Corp.	3,924,575
93,306	Williams Cos., Inc.	2,786,117

		111,053,161

Passenger Airlines (0.2%):
9,806	Alaska Air Group, Inc.*	411,460
49,139	American Airlines Group, Inc.*	724,800
49,119	Delta Air Lines, Inc.*	1,715,235
45,485	Southwest Airlines Co.	1,480,082
24,310	United Airlines Holdings, Inc.*	1,075,718

		5,407,295

Personal Care Products (0.2%):
17,717	The Estee Lauder Cos., Inc., Class A	4,366,532

Pharmaceuticals (4.1%):
162,877	Bristol-Myers Squibb Co.	11,289,005
13,786	Catalent, Inc.*	905,878
60,415	Eli Lilly & Co.	20,747,719
199,796	Johnson & Johnson	30,968,380
193,524	Merck & Co., Inc.	20,589,019
18,060	Organon & Co.	424,771
430,014	Pfizer, Inc.	17,544,571
90,778	Viatris, Inc.	873,284

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
35,704	Zoetis, Inc.	$5,942,574

		109,285,201

Professional Services (0.4%):
31,155	CoStar Group, Inc.*	2,145,022
9,428	Equifax, Inc.	1,912,375
10,047	Jacobs Solutions, Inc.	1,180,623
10,657	Leidos Holdings, Inc.	981,083
8,715	Robert Half International, Inc.	702,168
11,980	Verisk Analytics, Inc.	2,298,483

		9,219,754

Real Estate Management & Development (0.1%):
24,204	CBRE Group, Inc., Class A*	1,762,293

Residential REITs (0.0%†):
8,236	Camden Property Trust	863,462

Retail REITs (0.1%):
25,046	Simon Property Group, Inc.	2,804,401

Semiconductors & Semiconductor Equipment (6.4%):
123,516	Advanced Micro Devices, Inc.*	12,105,803
38,770	Analog Devices, Inc.	7,646,219
64,488	Applied Materials, Inc.	7,921,061
31,965	Broadcom, Inc.	20,506,826
10,413	Enphase Energy, Inc.*	2,189,646
7,735	First Solar, Inc.*	1,682,362
316,153	Intel Corp.	10,328,719
10,593	KLA Corp.	4,228,408
10,294	Lam Research Corp.	5,457,055
42,134	Microchip Technology, Inc.	3,529,987
83,284	Micron Technology, Inc.	5,025,357
3,416	Monolithic Power Systems, Inc.	1,709,845
188,169	NVIDIA Corp.	52,267,703
19,851	NXP Semiconductors NV	3,701,715
33,126	ON Semiconductor Corp.*	2,726,932
8,045	Qorvo, Inc.*	817,131
85,230	Qualcomm, Inc.	10,873,643
12,291	Skyworks Solutions, Inc.	1,450,092
4,282	SolarEdge Technologies, Inc.*	1,301,514
11,598	Teradyne, Inc.	1,246,901
69,097	Texas Instruments, Inc.	12,852,733

		169,569,652

Software (9.4%):
35,018	Adobe, Inc.*	13,494,887
6,673	ANSYS, Inc.*	2,220,774
16,536	Autodesk, Inc.*	3,442,134
21,014	Cadence Design Systems, Inc.*	4,414,831
12,006	Ceridian HCM Holding, Inc.*	879,079
1,924	Fair Isaac Corp.*	1,351,975
49,673	Fortinet, Inc.*	3,301,268
42,980	Gen Digital, Inc.	737,537
21,408	Intuit, Inc.	9,544,329
569,389	Microsoft Corp.	164,154,849
117,729	Oracle Corp.	10,939,379
3,595	Paycom Software, Inc.*	1,092,916
8,178	PTC, Inc.*	1,048,665
8,124	Roper Technologies, Inc.	3,580,165
76,606	Salesforce, Inc.*	15,304,347
15,474	ServiceNow, Inc.*	7,191,077
11,714	Synopsys, Inc.*	4,524,532

See accompanying notes to the schedules of portfolio investments.

 AZL S&P 500 Index Fund

 Schedule of Portfolio Investments

 March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
3,190	Tyler Technologies, Inc.*	$1,131,302

		248,354,046

Specialized REITs (1.0%):
35,668	American Tower Corp.	7,288,399
33,174	Crown Castle, Inc.	4,440,008
7,089	Equinix, Inc.	5,111,453
10,259	Extra Space Storage, Inc.	1,671,499
22,668	Iron Mountain, Inc.	1,199,364
12,109	Public Storage	3,658,613
8,271	SBA Communications Corp.	2,159,310

		25,528,646

Specialty Retail (2.2%):
4,392	Advance Auto Parts, Inc.	534,111
1,423	AutoZone, Inc.*	3,497,948
18,204	Bath & Body Works, Inc.	665,902
14,632	Best Buy Co., Inc.	1,145,247
12,425	CarMax, Inc.*	798,679
77,959	Home Depot, Inc. (The)	23,007,260
46,255	Lowe’s Cos., Inc.	9,249,612
4,794	O’Reilly Automotive, Inc.*	4,070,010
26,587	Ross Stores, Inc.	2,821,678
87,938	TJX Cos., Inc. (The)	6,890,822
8,501	Tractor Supply Co.	1,998,075
3,924	Ulta Beauty, Inc.*	2,141,209

		56,820,553

Technology Hardware, Storage & Peripherals (7.4%):
1,137,632	Apple, Inc.	187,595,517
98,569	Hewlett Packard Enterprise Co.	1,570,204
65,111	HP, Inc.	1,911,008
16,376	NetApp, Inc.	1,045,608
15,232	Seagate Technology Holdings plc	1,007,140
23,790	Western Digital Corp.*	896,169

		194,025,646

Textiles, Apparel & Luxury Goods (0.5%):
95,283	NIKE, Inc., Class B	11,685,507
2,861	Ralph Lauren Corp.	333,793

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
18,921	Tapestry, Inc.	$815,684
24,457	VF Corp.	560,310

		13,395,294

Tobacco (0.7%):
137,291	Altria Group, Inc.	6,125,924
118,755	Philip Morris International, Inc.	11,548,924

		17,674,848

Trading Companies & Distributors (0.3%):
43,877	Fastenal Co.	2,366,725
5,309	United Rentals, Inc.	2,101,090
3,445	W.W. Grainger, Inc.	2,372,951

		6,840,766

Water Utilities (0.1%):
14,782	American Water Works Co., Inc.	2,165,415

Wireless Telecommunication Services (0.3%):
45,223	T-Mobile US, Inc.*	6,550,099

Total Common Stocks (Cost $1,086,173,260)		2,626,959,874

Principal Amount

Short-Term Security Held as Collateral for Securities on Loan (0.0%†):
1,019,742	BlackRock Liquidity FedFund, Institutional Class, 2.54%(a)(b)	1,019,742

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,019,742)		1,019,742

Shares
Unaffiliated Investment Company (0.5%):
Money Markets (0.5%):
12,294,184	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.43%(b)	12,294,184

Total Unaffiliated Investment Company (Cost $12,294,184)		12,294,184

Total Investment Securities (Cost $1,099,487,186) — 100.0%		2,640,273,800
Net other assets (liabilities) — 0.0%†		(1,103,931)

Net Assets — 100.0%		$2,639,169,869

Percentages indicated are based on net assets as of March 31, 2023

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $1,021,866.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(b)	The rate represents the effective yield at March 31, 2023.

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2023: (Unaudited)

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/16/23	70	$14,482,125	$830,238

				$830,238

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks (99.0%):
Aerospace & Defense (1.4%):
21,738	AAR Corp.*	$1,185,808
49,664	Aerojet Rocketdyne Holdings, Inc.*	2,789,627
16,460	AeroVironment, Inc.*	1,508,724
18,245	Kaman Corp., Class A	417,081
19,430	Moog, Inc., Class A	1,957,572
3,794	National Presto Industries, Inc.	273,509
43,083	Triumph Group, Inc.*	499,332

		8,631,653

Air Freight & Logistics (0.6%):
17,445	Forward Air Corp.	1,879,873
21,697	Hub Group, Inc., Class A*	1,821,246

		3,701,119

Automobile Components (1.5%):
76,082	American Axle & Manufacturing Holdings, Inc.*	594,200
18,499	Dorman Products, Inc.	1,595,724
21,671	Gentherm, Inc.*	1,309,362
17,060	LCI Industries	1,874,382
14,278	Patrick Industries, Inc.	982,469
12,504	Standard Motor Products, Inc.	461,523
20,204	Winnebago Industries, Inc.	1,165,771
12,842	XPEL, Inc.*	872,614

		8,856,045

Banks (9.4%):
43,676	Ameris Bancorp	1,597,668
40,223	Atlantic Union Bankshares Corp.	1,409,816
35,659	Axos Financial, Inc.*	1,316,530
37,053	Banc of California, Inc.	464,274
11,408	BancFirst Corp.	948,005
37,147	Bancorp, Inc. (The)*	1,034,544
52,006	BankUnited, Inc.	1,174,296
22,757	Banner Corp.	1,237,298
30,027	Berkshire Hills Bancorp, Inc.	752,477
55,792	Brookline Bancorp, Inc.	585,816
84,854	Capitol Federal Financial, Inc.	571,067
18,225	Central Pacific Financial Corp.	326,228
9,721	City Holding Co.	883,444
35,898	Community Bank System, Inc.	1,884,286
20,986	Customers Bancorp, Inc.*	388,661
87,303	CVB Financial Corp.	1,456,214
22,014	Dime Community Bancshares, Inc.	500,158
21,238	Eagle Bancorp, Inc.	710,836
25,740	FB Financial Corp.	799,999
122,791	First BanCorp	1,402,273
27,944	First Bancorp/Southern Pines NC	992,571
63,137	First Commonwealth Financial Corp.	784,793
63,359	First Financial Bancorp	1,379,325
83,390	First Hawaiian, Inc.	1,720,336
20,567	Hanmi Financial Corp.	381,929
23,125	Heritage Financial Corp.	494,875
33,112	Hilltop Holdings, Inc.	982,433
12,308	HomeStreet, Inc.	221,421
80,256	Hope BanCorp, Inc.	788,114
30,510	Independent Bank Corp.	2,002,066
24,070	Independent Bank Group, Inc.	1,115,645
16,748	Lakeland Financial Corp.	1,049,095
24,904	National Bank Holdings Corp.	833,288
28,446	NBT Bancorp, Inc.	958,915

Shares		Value
Common Stocks, continued
Banks, continued
27,305	Northfield Bancorp, Inc.	$321,653
84,859	Northwest Bancshares, Inc.	1,020,854
31,337	OFG Bancorp	781,545
63,542	Pacific Premier Bancorp, Inc.	1,526,279
9,834	Park National Corp.	1,166,017
19,124	Pathward Financial, Inc.	793,455
7,851	Preferred Bank Los Angeles	430,313
49,893	Provident Financial Services, Inc.	956,948
37,348	Renasant Corp.	1,142,102
25,848	S&T Bancorp, Inc.	812,920
54,864	Seacoast Banking Corp of Florida	1,300,277
33,216	ServisFirst Bancshares, Inc.	1,814,590
85,617	Simmons First National Corp., Class A	1,497,441
19,996	Southside Bancshares, Inc.	663,867
32,900	Stellar Bancorp, Inc.	809,669
8,561	Tompkins Financial Corp.	566,824
15,086	Triumph Financial, Inc.*	875,893
12,378	TrustCo Bank Corp. NY	395,353
40,459	Trustmark Corp.	999,337
71,061	United Community Banks, Inc.	1,998,235
36,598	Veritex Holdings, Inc.	668,279
35,212	Washington Federal, Inc.	1,060,585
17,654	Westamerica BanCorp	782,072
41,195	WSFS Financial Corp.	1,549,344

		57,082,548

Beverages (0.3%):
10,084	MGP Ingredients, Inc.	975,325
15,217	National Beverage Corp.*	802,240

		1,777,565

Biotechnology (2.3%):
9,360	Anika Therapeutics, Inc.*	268,819
34,069	Arcus Biosciences, Inc.*	621,419
40,171	Avid Bioservices, Inc.*	753,608
62,140	Catalyst Pharmaceuticals, Inc.*	1,030,281
40,912	Coherus Biosciences, Inc.*	279,838
63,126	Cytokinetics, Inc.*	2,221,404
77,724	Dynavax Technologies Corp.*	762,472
6,598	Eagle Pharmaceuticals, Inc.*	187,185
29,700	Emergent BioSolutions, Inc.*	307,692
12,889	Enanta Pharmaceuticals, Inc.*	521,231
87,248	Ironwood Pharmaceuticals, Inc.*	917,849
16,987	iTeos Therapeutics, Inc.*	231,193
53,287	Myriad Genetics, Inc.*	1,237,857
24,702	REGENXBIO, Inc.*	467,115
26,764	Uniqure NV*	539,027
37,660	Vanda Pharmaceuticals, Inc.*	255,711
30,931	Vericel Corp.*	906,897
50,050	Vir Biotechnology, Inc.*	1,164,664
39,057	Xencor, Inc.*	1,089,300

		13,763,562

Broadline Retail (0.0%†):
19,021	Big Lots, Inc.	208,470

Building Products (1.7%):
27,981	AAON, Inc.	2,705,483
11,033	American Woodmark Corp.*	574,488
14,699	Apogee Enterprises, Inc.	635,732
20,001	Gibraltar Industries, Inc.*	970,049

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products, continued
30,709	Griffon Corp.	$982,995
12,593	Insteel Industries, Inc.	350,337
84,538	Masterbrand, Inc.*	679,686
38,946	PGT Innovations, Inc.*	977,934
21,696	Quanex Building Products Corp.	467,115
96,808	Resideo Technologies, Inc.*	1,769,650

		10,113,469

Capital Markets (1.0%):
25,704	Avantax, Inc.*	676,529
10,506	B Riley Financial, Inc.^	298,265
29,713	Brightsphere Investment Group, Inc.	700,632
16,203	Donnelley Financial Solutions, Inc.*	662,055
9,101	Piper Sandler Cos.	1,261,490
11,613	StoneX Group, Inc.*	1,202,294
4,478	Virtus Investment Partners, Inc.	852,566
71,017	WisdomTree, Inc.	416,160

		6,069,991

Chemicals (2.9%):
18,238	AdvanSix, Inc.	697,968
17,663	American Vanguard Corp.	386,466
21,047	Balchem Corp.	2,662,025
20,015	Futurefuel Corp.	147,711
35,864	H.B. Fuller Co.	2,454,891
12,173	Hawkins, Inc.	532,934
16,109	Innospec, Inc.	1,653,911
13,682	Koppers Holdings, Inc.	478,459
117,610	Livent Corp.*	2,554,489
35,962	Mativ Holdings, Inc.	772,104
21,397	Minerals Technologies, Inc.	1,292,807
8,927	Quaker Chemical Corp.	1,767,100
43,665	Rayonier Advanced Materials, Inc.*	273,780
13,817	Stepan Co.	1,423,565
15,358	Tredegar Corp.	140,219
23,167	Trinseo PLC	483,032

		17,721,461

Commercial Services & Supplies (2.2%):
44,324	ABM Industries, Inc.	1,991,921
30,502	Brady Corp., Class A	1,638,872
76,170	CoreCivic, Inc.*	700,764
30,655	Deluxe Corp.	490,480
81,700	GEO Group, Inc. (The)*	644,613
52,137	Harsco Corp.*	356,096
50,003	Healthcare Services Group, Inc.	693,542
28,045	HNI Corp.	780,773
37,945	Interface, Inc.	308,113
71,534	KAR Auction Services, Inc.*	978,585
15,576	Liquidity Services, Inc.*	205,136
19,858	Matthews International Corp., Class A	716,079
50,125	MillerKnoll, Inc.	1,025,056
101,264	Pitney Bowes, Inc.	393,917
10,098	UniFirst Corp.	1,779,570
13,559	Viad Corp.*	282,570

		12,986,087

Communications Equipment (1.6%):
45,920	ADTRAN Holdings, Inc.	728,291
8,131	Clearfield, Inc.*	378,742
19,341	Comtech Telecommunications Corp.	241,376
23,411	Digi International, Inc.*	788,482

Shares		Value
Common Stocks, continued
Communications Equipment, continued
84,119	Extreme Networks, Inc.*	$1,608,355
71,280	Harmonic, Inc.*	1,039,975
19,545	NETGEAR, Inc.*	361,778
44,850	NetScout Systems, Inc.*	1,284,952
50,203	Viasat, Inc.*	1,698,870
147,467	Viavi Solutions, Inc.*	1,597,068

		9,727,889

Construction & Engineering (1.8%):
31,939	Arcosa, Inc.	2,015,670
23,382	Comfort Systems USA, Inc.	3,412,837
19,399	Dycom Industries, Inc.*	1,816,716
28,693	Granite Construction, Inc.	1,178,709
10,833	MYR Group, Inc.*	1,365,066
8,025	NV5 Global, Inc.*	834,359

		10,623,357

Consumer Finance (0.9%):
17,177	Bread Financial Holdings, Inc.	520,807
15,545	Encore Capital Group, Inc.*	784,245
20,508	Enova International, Inc.*	911,170
36,473	EZCORP, Inc., Class A*	313,668
31,265	Green Dot Corp., Class A*	537,133
7,289	LendingTree, Inc.*	194,325
25,441	PRA Group, Inc.*	991,181
33,388	PROG Holdings, Inc.*	794,300
2,369	World Acceptance Corp.*	197,314

		5,244,143

Consumer Staples Distribution & Retail (0.7%):
16,375	PriceSmart, Inc.	1,170,485
23,176	SpartanNash Co.	574,765
20,604	The Andersons, Inc.	851,357
21,919	The Chefs’ Warehouse, Inc.*	746,342
39,153	United Natural Foods, Inc.*	1,031,682

		4,374,631

Containers & Packaging (0.5%):
23,507	Myers Industries, Inc.	503,755
102,320	O-I Glass, Inc.*	2,323,687

		2,827,442

Diversified Consumer Services (1.0%):
29,489	Adtalem Global Education, Inc.*	1,138,865
53,223	Frontdoor, Inc.*	1,483,857
52,605	Mister Car Wash, Inc.*	453,455
43,641	Perdoceo Education Corp.*	586,099
14,587	Strategic Education, Inc.	1,310,350
26,765	Stride, Inc.*	1,050,527

		6,023,153

Diversified REITs (5.4%):
64,148	Acadia Realty Trust	894,865
49,286	Alexander & Baldwin, Inc.	931,998
35,320	American Assets Trust, Inc.	656,599
46,015	Armada Hoffler Properties, Inc.	543,437
118,018	Brandywine Realty Trust	558,225
65,668	CareTrust REIT, Inc.	1,285,779
10,155	Centerspace	554,768
32,602	Chatham Lodging Trust	341,995
15,395	Community Healthcare Trust, Inc.	563,457
137,752	DiamondRock Hospitality Co.	1,119,924
60,396	Easterly Government Properties, Inc.	829,841

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified REITs, continued
96,445	Essential Properties Realty Trust, Inc.	$2,396,658
55,688	Four Corners Property Trust, Inc.	1,495,780
27,208	Getty Realty Corp.	980,304
68,980	Global Net Lease, Inc.	887,083
91,066	Hudson Pacific Properties, Inc.	605,589
18,441	Innovative Industrial Properties, Inc.	1,401,332
26,655	LTC Properties, Inc.	936,390
187,324	LXP Industrial Trust	1,931,310
14,855	NexPoint Residential Trust, Inc.	648,718
32,989	Office Properties Income Trust	405,765
38,459	Orion Office REIT, Inc.	257,675
93,531	Outfront Media, Inc.	1,518,008
83,783	Retail Opportunity Investments Corp.	1,169,611
57,109	Rpt Realty	543,107
8,237	Saul Centers, Inc.	321,243
126,875	SITE Centers Corp.	1,558,025
522	Star Holdings*	9,080
69,513	Summit Hotel Properties, Inc.	486,591
68,519	Tanger Factory Outlet Centers, Inc.	1,345,028
157,654	Uniti Group, Inc.	559,672
8,350	Universal Health Realty Income Trust	401,718
79,561	Urban Edge Properties	1,198,189
19,589	Urstadt Biddle Properties, Inc., Class A	344,179
51,717	Veris Residential, Inc.*	757,137
58,273	Washington Real Estate	1,040,756
34,422	Whitestone REIT	316,682
74,650	Xenia Hotels & Resorts, Inc.	977,168

		32,773,686

Diversified Telecommunication Services (0.6%):
6,689	ATN International, Inc.	273,714
27,959	Cogent Communications Holdings, Inc.	1,781,547
49,041	Consolidated Communications Holdings, Inc.*	126,526
609,809	Lumen Technologies, Inc.	1,615,994

		3,797,781

Electric Utilities (0.3%):
27,360	Otter Tail Corp.	1,977,307

Electrical Equipment (0.5%):
16,359	AZZ, Inc.	674,645
12,107	Encore Wire Corp.	2,243,790
5,730	Powell Industries, Inc.	244,041

		3,162,476

Electronic Equipment, Instruments & Components (4.3%):
24,763	Advanced Energy Industries, Inc.	2,426,774
60,315	Arlo Technologies, Inc.*	365,509
19,297	Badger Meter, Inc.	2,350,760
23,628	Benchmark Electronics, Inc.	559,747
20,860	CTS Corp.	1,031,735
17,905	ePlus, Inc.*	878,061
23,936	Fabrinet*	2,842,639
12,230	FARO Technologies, Inc.*	300,980
20,055	Insight Enterprises, Inc.*	2,867,063
29,833	Itron, Inc.*	1,654,240
59,273	Knowles Corp.*	1,007,641
23,495	Methode Electronics, Inc., Class A	1,030,961
10,127	OSI Systems, Inc.*	1,036,600
7,322	PC Connection, Inc.	329,197
18,245	Plexus Corp.*	1,780,165
12,346	Rogers Corp.*	2,017,707

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
38,715	Sanmina Corp.*	$2,361,228
17,186	ScanSource, Inc.*	523,142
66,947	TTM Technologies, Inc.*	903,115

		26,267,264

Energy Equipment & Services (2.0%):
87,835	Archrock, Inc.	858,148
15,361	Bristow Group, Inc.*	344,086
30,543	Core Laboratories NV	673,473
11,886	DMC Global, Inc.*	261,135
22,111	Dril-Quip, Inc.*	634,365
93,097	Helix Energy Solutions Group, Inc.*	720,571
69,027	Helmerich & Payne, Inc.	2,467,715
5,847	Nabors Industries, Ltd.*	712,808
104,460	NexTier Oilfield Solutions, Inc.*	830,457
65,442	Oceaneering International, Inc.*	1,153,742
43,414	Oil States International, Inc.*	361,639
142,971	Patterson-UTI Energy, Inc.	1,672,761
63,782	Propetro Holding Corp.*	458,593
53,913	RPC, Inc.	414,591
49,760	U.S. Silica Holdings, Inc.*	594,134

		12,158,218

Entertainment (0.2%):
70,539	Cinemark Holdings, Inc.*	1,043,272
18,216	Marcus Corp.	291,456

		1,334,728

Financial Services (0.9%):
47,550	Mr Cooper Group, Inc.*	1,948,124
59,363	NMI Holdings, Inc., Class A*	1,325,576
22,142	Radian Group, Inc.	489,338
21,218	Walker & Dunlop, Inc.	1,616,175

		5,379,213

Food Products (2.2%):
47,646	B&G Foods, Inc.^	739,942
11,535	Calavo Growers, Inc.	331,862
24,969	Cal-Maine Foods, Inc.	1,520,362
20,501	Fresh Del Monte Produce, Inc.	617,285
59,077	Hain Celestial Group, Inc. (The)*	1,013,171
88,935	Hostess Brands, Inc.*	2,212,703
9,882	J & J Snack Foods Corp.	1,464,710
5,771	John B Sanfilippo & Son, Inc.	559,325
3,736	Seneca Foods Corp., Class A*	195,281
55,880	Simply Good Foods Co. (The)*	2,222,348
11,950	Tootsie Roll Industries, Inc.	536,668
33,175	TreeHouse Foods, Inc.*	1,673,015

		13,086,672

Gas Utilities (0.4%):
11,455	Chesapeake Utilities Corp.	1,466,125
22,967	Northwest Natural Holding Co.	1,092,311

		2,558,436

Ground Transportation (0.7%):
16,090	ArcBest Corp.	1,487,038
30,493	Heartland Express, Inc.	485,448
37,720	Marten Transport, Ltd.	790,234
76,692	RXO, Inc.*	1,506,231

		4,268,951

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care (0.0%†):
4,420	Omniab, Inc.*(a)(b)	$—
4,420	Omniab, Inc.*(a)(b)	—

		—

Health Care Equipment & Supplies (3.0%):
26,570	AngioDynamics, Inc.*	274,734
25,985	Artivion, Inc.*	340,403
30,597	Avanos Medical, Inc.*	909,955
27,540	Cardiovascular Systems, Inc.*	546,944
20,179	CONMED Corp.	2,095,791
11,446	Cutera, Inc.*	270,355
37,371	Embecta Corp.	1,050,873
31,212	Glaukos Corp.*	1,563,721
6,685	Heska Corp.*	652,590
14,682	Inogen, Inc.*	183,231
21,847	Integer Holdings Corp.*	1,693,142
12,029	LeMaitre Vascular, Inc.	619,133
37,421	Merit Medical Systems, Inc.*	2,767,283
3,282	Mesa Laboratories, Inc.	573,464
34,292	NuVasive, Inc.*	1,416,602
49,414	OraSure Technologies, Inc.*	298,955
22,299	Orthofix Medical, Inc.*	373,508
42,147	Tandem Diabetes Care, Inc.*	1,711,590
26,125	Varex Imaging Corp.*	475,214
13,133	Zynex, Inc.*	157,596

		17,975,084

Health Care Providers & Services (2.9%):
50,184	AdaptHealth Corp.*	623,787
10,541	Addus HomeCare Corp.*	1,125,357
21,408	Agiliti, Inc.*	342,100
28,589	AMN Healthcare Services, Inc.*	2,371,743
25,789	Apollo Medical Holdings, Inc.*	940,525
82,185	Community Health Systems, Inc.	402,707
5,890	CorVel Corp.*	1,120,749
23,133	Cross Country Healthcare, Inc.*	516,329
32,666	Enhabit, Inc.*	454,384
36,446	Ensign Group, Inc. (The)	3,482,051
13,164	Fulgent Genetics, Inc.*	410,980
8,206	ModivCare, Inc.*	689,960
50,353	Owens & Minor, Inc.*	732,636
54,527	Pediatrix Medical Group, Inc.*	812,998
31,969	RadNet, Inc.*	800,184
69,072	Select Medical Holdings Corp.	1,785,511
8,435	U.S. Physical Therapy, Inc.	825,871

		17,437,872

Health Care Technology (0.7%):
68,911	Certara, Inc.*	1,661,444
8,980	Computer Programs and Systems, Inc.*	271,196
15,532	HealthStream, Inc.*	420,917
35,609	NextGen Healthcare, Inc.*	619,953
10,519	Simulations Plus, Inc.	462,205
72,086	Veradigm, Inc.*	940,722

		4,376,437

Hotel & Resort REITs (0.6%):
70,510	Pebblebrook Hotel Trust	989,960
108,961	Service Properties Trust	1,085,252
139,257	Sunstone Hotel Investors, Inc.	1,375,859

		3,451,071

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (2.2%):
15,646	BJ’s Restaurants, Inc.*	$455,924
58,245	Bloomin’ Brands, Inc.	1,493,984
28,800	Brinker International, Inc.*	1,094,400
31,270	Cheesecake Factory, Inc. (The)	1,096,014
11,569	Chuy’s Holdings, Inc.*	414,749
14,670	Cracker Barrel Old Country Store, Inc.	1,666,512
27,307	Dave & Buster’s Entertainment, Inc.*	1,004,625
10,259	Dine Brands Global, Inc.	693,919
13,432	El Pollo Loco Holdings, Inc.	128,813
14,312	Golden Entertainment, Inc.*	622,715
13,382	Jack in the Box, Inc.	1,172,129
8,522	Monarch Casino & Resort, Inc.	631,906
20,763	Ruth’s Hospitality Group, Inc.	340,928
24,535	Shake Shack, Inc., Class A*	1,361,447
49,405	Six Flags Entertainment Corp.*	1,319,608

		13,497,673

Household Durables (2.9%):
5,291	Cavco Industries, Inc.*	1,681,162
18,442	Century Communities, Inc.	1,178,813
14,870	Ethan Allen Interiors, Inc.	408,330
16,419	Green Brick Partners, Inc.*	575,650
15,416	Installed Building Products, Inc.	1,757,887
17,834	iRobot Corp.*	778,276
28,547	La-Z-Boy, Inc.	830,147
13,411	LGI Homes, Inc.*	1,529,256
17,948	M/I Homes, Inc.*	1,132,339
40,482	MDC Holdings, Inc.	1,573,535
23,932	Meritage Homes Corp.	2,794,300
83,981	Sonos, Inc.*	1,647,707
66,558	Tri Pointe Homes, Inc.*	1,685,249

		17,572,651

Household Products (0.5%):
6,029	Central Garden & Pet Co.*	247,551
27,338	Central Garden & Pet Co., Class A*	1,068,096
8,827	WD-40 Co.	1,571,647

		2,887,294

Insurance (2.4%):
30,220	AMBAC Financial Group, Inc.*	467,806
47,420	American Equity Investment Life Holding Co.	1,730,356
12,461	Amerisafe, Inc.	609,966
40,735	Assured Guaranty, Ltd.	2,047,748
17,770	Employers Holdings, Inc.	740,831
330,629	Genworth Financial, Inc., Class A*	1,659,758
4,494	HCI Group, Inc.	240,878
26,973	Horace Mann Educators Corp.	903,056
24,835	James River Group Holdings	512,843
18,114	Mercury General Corp.	574,938
16,485	Palomar Holdings, Inc.*	909,972
35,572	ProAssurance Corp.	657,371
9,624	Safety Insurance Group, Inc.^	717,180
55,253	SiriusPoint, Ltd.*	449,207
18,179	Stewart Information Services Corp.	733,523
23,391	Trupanion, Inc.*	1,003,240
14,325	United Fire Group, Inc.	380,329
18,201	Universal Insurance Holdings, Inc.	331,622

		14,670,624

Interactive Media & Services (0.6%):
40,260	Cars.com, Inc.*	777,018

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Interactive Media & Services, continued
32,869	QuinStreet, Inc.*	$521,631
15,719	Shutterstock, Inc.	1,141,199
45,580	Yelp, Inc.*	1,399,306

		3,839,154

IT Services (1.3%):
20,053	CSG Systems International, Inc.	1,076,846
42,645	Evertec, Inc.	1,439,269
131,485	Payoneer Global, Inc.*	825,726
22,935	Perficient, Inc.*	1,655,677
214,954	Sabre Corp.*	922,153
12,915	TTEC Holdings, Inc.	480,825
92,277	Verra Mobility Corp.*	1,561,327

		7,961,823

Leisure Products (0.3%):
11,465	Sturm, Ruger & Co., Inc.	658,550
37,774	Vista Outdoor, Inc.*	1,046,717

		1,705,267

Life Sciences Tools & Services (0.3%):
22,229	BioLife Solutions, Inc.*	483,481
82,980	Neogenomics, Inc.*	1,444,682

		1,928,163

Machinery (5.3%):
86,601	3D Systems Corp.*	928,363
6,699	Alamo Group, Inc.	1,233,688
20,304	Albany International Corp., Class A	1,814,365
14,878	Astec Industries, Inc.	613,717
33,267	Barnes Group, Inc.	1,339,995
13,799	CIRCOR International, Inc.*	429,425
36,857	Enerpac Tool Group Corp.	939,854
13,607	EnPro Industries, Inc.	1,413,631
16,792	ESCO Technologies, Inc.	1,602,796
40,022	Federal Signal Corp.	2,169,593
25,761	Franklin Electric Co., Inc.	2,424,110
46,023	Hillenbrand, Inc.	2,187,473
21,091	John Bean Technologies Corp.	2,305,035
53,533	Kennametal, Inc.	1,476,440
7,203	Lindsay Corp.	1,088,589
37,414	Mueller Industries, Inc.	2,749,181
17,861	Proto Labs, Inc.*	592,092
29,953	SPX Technologies, Inc.*	2,114,083
7,815	Standex International Corp.	956,869
12,028	Tennant Co.	824,279
21,736	The Greenbrier Cos., Inc.	699,247
33,225	Titan International, Inc.*	348,198
53,460	Trinity Industries, Inc.	1,302,286
30,949	Wabash National Corp.	761,036

		32,314,345

Marine Transportation (0.3%):
25,150	Matson, Inc.	1,500,701

Media (0.5%):
19,369	AMC Networks, Inc., Class A*	340,507
39,099	E.W. Scripps Co. (The), Class A*	367,922
98,200	Gannett Co, Inc.*	183,634
19,580	Scholastic Corp.	670,028
17,520	TechTarget, Inc.*	632,822

Shares		Value
Common Stocks, continued
Media, continued
21,570	Thryv Holdings, Inc.*	$497,404

		2,692,317

Metals & Mining (2.1%):
66,506	Arconic Corp.*	1,744,452
84,696	ATI, Inc.*	3,342,104
31,788	Carpenter Technology Corp.	1,422,831
33,018	Century Aluminum Co.*	330,180
22,342	Compass Minerals International, Inc.	766,107
7,967	Haynes International, Inc.	399,067
10,275	Kaiser Aluminum Corp.	766,823
13,376	Materion Corp.	1,551,616
6,503	Olympic Steel, Inc.	339,522
55,073	SunCoke Energy, Inc.	494,556
26,122	TimkenSteel Corp.*	479,077
33,725	Warrior Met Coal, Inc.	1,238,045

		12,874,380

Mortgage Real Estate Investment Trusts (REITs) (1.1%):
85,937	Apollo Commercial Real Estate Finance, Inc.	800,074
106,877	Armour Residential REIT, Inc.^	561,104
41,368	Ellington Financial, Inc.	505,103
53,267	Franklin BSP Realty Trust, Inc.	635,475
23,705	Invesco Mortgage Capital, Inc.	262,889
37,360	KKR Real Estate Finance Trust, Inc.	425,530
61,110	New York Mortgage Trust, Inc.	608,656
58,882	Pennymac Mortgage Investment Trust	726,015
65,542	Ready Capital Corp.	666,562
73,335	Redwood Trust, Inc.	494,278
64,193	Two Harbors Investment Corp.	944,279

		6,629,965

Multi-Utilities (0.4%):
49,059	Avista Corp.	2,082,555
10,503	Unitil Corp.	599,091

		2,681,646

Office REITs (0.3%):
67,079	JBG SMITH Properties	1,010,210
31,629	SL Green Realty Corp.	743,914

		1,754,124

Oil, Gas & Consumable Fuels (2.6%):
33,894	Callon Petroleum Co.*	1,133,415
34,486	Civitas Resources, Inc.	2,356,773
60,630	Comstock Resources, Inc.	654,198
21,396	CONSOL Energy, Inc.	1,246,745
19,096	CVR Energy, Inc.	625,967
20,408	Dorian LPG, Ltd.	406,936
35,914	Green Plains, Inc.*	1,112,975
48,578	Northern Oil and Gas, Inc.	1,474,342
37,152	PAR Pacific Holdings, Inc.*	1,084,838
12,512	Ranger Oil Corp.	510,990
10,867	REX American Resources Corp.*	310,688
81,916	SM Energy Co.	2,306,755
42,617	Talos Energy, Inc.*	632,436
11,125	Vital Energy, Inc.*	506,632
41,355	World Fuel Services Corp.	1,056,620

		15,420,310

Paper & Forest Products (0.3%):
11,113	Clearwater Paper Corp.*	371,397
28,814	Mercer International, Inc.	281,657

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Paper & Forest Products, continued
21,167	Sylvamo Corp.	$979,185

		1,632,239

Passenger Airlines (0.4%):
10,439	Allegiant Travel Co.*	960,179
35,708	Hawaiian Holdings, Inc.*	327,085
35,129	SkyWest, Inc.*	778,810
21,277	Sun Country Airlines Holdings, Inc.*	436,179

		2,502,253

Personal Care Products (1.4%):
33,787	Edgewell Personal Care Co.	1,433,245
33,618	elf Beauty, Inc.*	2,768,442
11,675	Inter Parfums, Inc.	1,660,652
7,212	Medifast, Inc.	747,668
32,927	Nu Skin Enterprises, Inc., Class A	1,294,360
7,354	Usana Health Sciences, Inc.*	462,567

		8,366,934

Pharmaceuticals (1.7%):
24,532	Amphastar Pharmaceuticals, Inc.*	919,950
7,840	ANI Pharmaceuticals, Inc.*	311,405
27,736	Cara Therapeutics, Inc.*	136,184
21,526	Collegium Pharmaceutical, Inc.*	516,409
62,436	Corcept Therapeutics, Inc.*	1,352,364
19,136	Harmony Biosciences Holdings, Inc.*	624,790
42,172	Innoviva, Inc.*	474,435
10,567	Ligand Pharmaceuticals, Inc.*	777,308
126,169	Nektar Therapeutics*	88,684
30,264	Pacira BioSciences, Inc.*	1,235,074
14,194	Phibro Animal Health Corp., Class A	217,452
33,054	Prestige Consumer Healthcare, Inc.*	2,070,172
35,096	Supernus Pharmaceuticals, Inc.*	1,271,528

		9,995,755

Professional Services (0.6%):
7,462	Forrester Research, Inc.*	241,396
13,227	Heidrick & Struggles International, Inc.	401,572
23,221	Kelly Services, Inc., Class A	385,236
35,326	Korn Ferry	1,827,767
21,588	Resources Connection, Inc.	368,291
22,110	TrueBlue, Inc.*	393,558

		3,617,820

Real Estate Management & Development (0.7%):
86,101	Cushman & Wakefield plc*	907,504
48,757	Douglas Elliman, Inc.	151,634
77,742	Kennedy-Wilson Holdings, Inc.	1,289,740
16,314	Marcus & Millichap, Inc.	523,842
14,159	RE/MAX Holdings, Inc., Class A	265,623
72,406	Realogy Holdings Corp.*	382,304
21,878	The St Joe Co.	910,344

		4,430,991

Semiconductors & Semiconductor Equipment (4.1%):
14,747	Alpha & Omega Semiconductor, Ltd.*	397,432
21,372	Axcelis Technologies, Inc.*	2,847,819
14,798	CEVA, Inc.*	450,303
31,196	Cohu, Inc.*	1,197,614
29,884	Diodes, Inc.*	2,772,040
50,412	FormFactor, Inc.*	1,605,622
18,705	Ichor Holdings, Ltd.*	612,402
37,253	Kulicke & Soffa Industries, Inc.	1,962,861

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
47,533	MaxLinear, Inc., Class A*	$1,673,637
32,350	Onto Innovation, Inc.*	2,842,918
19,016	PDF Solutions, Inc.*	806,278
40,423	Photronics, Inc.*	670,213
70,366	Rambus, Inc.*	3,606,961
41,897	Semtech Corp.*	1,011,394
32,459	SMART Global Holdings, Inc.*	559,593
29,708	Ultra Clean Holdings, Inc.*	985,117
33,328	Veeco Instruments, Inc.*	704,221

		24,706,425

Software (2.8%):
72,929	8x8, Inc.*	304,114
41,748	A10 Networks, Inc.	646,677
69,081	Adeia, Inc.	612,058
12,939	Agilysys, Inc.*	1,067,597
32,869	Alarm.com Holdings, Inc.*	1,652,653
26,269	Cerence, Inc.*	737,896
11,437	Consensus Cloud Solutions, Inc.*	389,887
59,450	Digital Turbine, Inc.*	734,802
57,425	DoubleVerify Holdings, Inc.*	1,731,364
16,488	Ebix, Inc.	217,477
17,668	InterDigital, Inc.	1,287,997
46,019	LivePerson, Inc.*	202,944
42,798	LiveRamp Holdings, Inc.*	938,560
43,842	N-able, Inc.*	578,714
23,023	OneSpan, Inc.*	402,903
28,443	Progress Software Corp.	1,634,050
23,637	SPS Commerce, Inc.*	3,599,915
26,794	Xperi, Inc.*	292,858

		17,032,466

Specialized REITs (0.1%):
26,051	Safehold, Inc.	765,117

Specialty Retail (4.7%):
20,816	Aaron’s Co., Inc. (The)	201,083
32,079	Abercrombie & Fitch Co., Class A*	890,192
51,131	Academy Sports & Outdoors, Inc.	3,336,298
115,134	American Eagle Outfitters, Inc.	1,547,401
3,818	America’s Car-Mart, Inc.*	302,424
14,537	Asbury Automotive Group, Inc.*	3,052,770
19,455	Boot Barn Holdings, Inc.*	1,491,031
23,507	Caleres, Inc.	508,456
81,730	Chico’s FAS, Inc.*	449,515
32,783	Designer Brands, Inc., Class A	286,523
8,109	Genesco, Inc.*	299,060
9,662	Group 1 Automotive, Inc.	2,187,670
20,012	Guess?, Inc.	389,434
8,278	Haverty Furniture Cos., Inc.	264,151
8,212	Hibbett, Inc.	484,344
97,434	Leslie’s, Inc.*	1,072,748
14,797	MarineMax, Inc.*	425,414
20,544	Monro, Inc.	1,015,490
51,475	National Vision Holdings, Inc.*	969,789
26,530	ODP Corp. (The)*	1,193,319
13,578	PetMed Express, Inc.	220,507
69,962	Sally Beauty Holdings, Inc.*	1,090,008
11,220	Shoe Carnival, Inc.	287,793
30,109	Signet Jewelers, Ltd.	2,341,878
14,359	Sleep Number Corp.*	436,657

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
10,961	Sonic Automotive, Inc., Class A	$595,621
19,339	The Buckle, Inc.	690,209
8,324	The Children’s Place, Inc.*	335,041
32,930	Upbound Group, Inc.	807,114
39,678	Urban Outfitters, Inc.*	1,099,874
11,852	Zumiez, Inc.*	218,551

		28,490,365

Technology Hardware, Storage & Peripherals (0.2%):
21,473	Avid Technology, Inc.*	686,706
26,319	Corsair Gaming, Inc.*	482,954

		1,169,660

Textiles, Apparel & Luxury Goods (1.2%):
29,558	G-III Apparel Group, Ltd.*	459,627
230,588	Hanesbrands, Inc.	1,212,893
32,551	Kontoor Brands, Inc.	1,575,143
10,297	Movado Group, Inc.	296,245
9,708	Oxford Industries, Inc.	1,025,068
48,405	Steven Madden, Ltd.	1,742,580
51,608	Wolverine World Wide, Inc.	879,916

		7,191,472

Tobacco (0.3%):
16,640	Universal Corp.	880,089
85,279	Vector Group, Ltd.	1,024,201

		1,904,290

Trading Companies & Distributors (1.5%):
25,247	Applied Industrial Technologies, Inc.	3,588,356
26,263	Boise Cascade Co.	1,661,135
10,142	DXP Enterprises, Inc.*	273,023
27,541	GMS, Inc.*	1,594,348
71,624	NOW, Inc.*	798,608

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
8,907	Veritiv Corp.	$1,203,692

		9,119,162

Water Utilities (1.1%):
24,274	American States Water Co.	2,157,716
35,874	California Water Service Group	2,087,867
11,179	Middlesex Water Co.	873,303
17,458	SJW Group	1,329,078

		6,447,964

Wireless Telecommunication Services (0.3%):
42,512	Gogo, Inc.*	616,424
32,706	Shenandoah Telecommunications Co.	622,068
65,828	Telephone and Data Systems, Inc.	691,852

		1,930,344

Total Common Stocks (Cost $464,132,810)		598,971,475

Principal Amount
Short-Term Security Held as Collateral for Securities on Loan (0.3%):
2,057,339	BlackRock Liquidity FedFund, Institutional Class , 2.54%(c)(d)	2,057,339

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $2,057,339)		2,057,339

Shares
Unaffiliated Investment Company (1.1%):
Money Markets (1.1%):
6,690,593	Dreyfus Treasury Securities Cash Management
	Fund, Institutional Shares, 4.43%(d)	6,690,593

Total Unaffiliated Investment Company (Cost $6,690,593)		6,690,593

Total Investment Securities (Cost $472,880,742) — 100.4%		607,719,407
Net other assets (liabilities) — (0.4)%		(2,270,128)

Net Assets — 100.0%		$605,449,279

Percentages indicated are based on net assets as of March 31, 2023

CVR	-	Contingency Valued Rights
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
†	Represents less than 0.05%.
^	This security or a partial position of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $2,730,629.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2023, these securities represent 0.00% of the net assets of the fund.

(b)	Security was valued using unobservable inputs as of March 31, 2023.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(d)	The rate represents the effective yield at March 31, 2023.

Amounts shown as “—“ are either 0 or round to less than 1.

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index June Futures (U.S. Dollar)	6/16/23	76	$6,891,300	$175,229

				$175,229

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks (65.3%):
Automobile Components (0.1%):
15,597	Mobileye Global, Inc., Class A*^	$674,882

Banks (2.0%):
174,116	PNC Financial Services Group, Inc. (The)	22,130,144

Beverages (0.4%):
130,745	Keurig Dr Pepper, Inc.	4,612,684

Biotechnology (1.8%):
111,600	AbbVie, Inc.	17,785,692
9,128	Karuna Therapeutics, Inc.*	1,658,010

		19,443,702

Broadline Retail (2.6%):
274,207	Amazon.com, Inc.*	28,322,841
2,300	Dollar General Corp.	484,058

		28,806,899

Capital Markets (3.2%):
3,336	CME Group, Inc.	638,910
210,038	Intercontinental Exchange, Inc.	21,904,863
195,944	KKR & Co., Inc., Class A	10,290,979
8,883	S&P Global, Inc.	3,062,592

		35,897,344

Chemicals (1.0%):
31,383	Linde plc	11,154,773

Commercial Services & Supplies (1.8%):
825,132	Aurora Innovation, Inc.*	1,146,933
9,258	Republic Services, Inc.	1,251,867
124,603	Waste Connections, Inc.	17,328,539

		19,727,339

Electric Utilities (2.4%):
293,309	Exelon Corp.	12,286,714
220,767	Xcel Energy, Inc.	14,888,526

		27,175,240

Electronic Equipment, Instruments & Components (2.0%):
63,267	TE Connectivity, Ltd.	8,297,467
30,338	Teledyne Technologies, Inc.*	13,572,008

		21,869,475

Health Care Equipment & Supplies (4.8%):
93,338	Alcon, Inc.	6,624,267
107,807	Baxter International, Inc.	4,372,652
78,261	Becton Dickinson and Co.	19,372,728
74,737	GE HealthCare Technologies, Inc.*	6,130,676
16,475	Stryker Corp.	4,703,118
46,459	Teleflex, Inc.	11,768,530

		52,971,971

Health Care Providers & Services (2.8%):
66,046	UnitedHealth Group, Inc.	31,212,679

Hotels, Restaurants & Leisure (2.5%):
39,900	Hilton Worldwide Holdings, Inc.	5,620,713
22,800	Starbucks Corp.	2,374,164
149,635	Yum! Brands, Inc.	19,763,791

		27,758,668

Industrial Conglomerates (0.5%):
62,694	General Electric Co.	5,993,546

Shares		Value
Common Stocks, continued
Insurance (0.7%):
49,890	Marsh & McLennan Cos., Inc.	$8,309,179

Interactive Media & Services (2.2%):
169,460	Alphabet, Inc., Class A*	17,578,086
30,386	Meta Platforms, Inc., Class A*	6,440,009

		24,018,095

IT Services (1.4%):
22,900	Mastercard, Inc., Class A	8,322,089
32,900	Visa, Inc., Class A	7,417,634

		15,739,723

Life Sciences Tools & Services (6.5%):
622,021	Avantor, Inc.*	13,149,524
76,035	Danaher Corp.	19,163,861
143,915	PerkinElmer, Inc.	19,178,113
34,739	Thermo Fisher Scientific, Inc.	20,022,518

		71,514,016

Machinery (3.4%):
333,404	Fortive Corp.	22,728,151
254,774	Ingersoll-Rand, Inc.	14,822,751

		37,550,902

Multi-Utilities (2.3%):
207,718	Ameren Corp.	17,944,758
40,854	DTE Energy Co.	4,475,147
29,487	WEC Energy Group, Inc.	2,795,073

		25,214,978

Oil, Gas & Consumable Fuels (1.5%):
21,743	Chesapeake Energy Corp.	1,653,338
25,725	ConocoPhillips	2,552,177
58,753	EOG Resources, Inc.	6,734,856
25,900	Pioneer Natural Resources Co.	5,289,816

		16,230,187

Pharmaceuticals (0.6%):
19,500	Eli Lilly & Co.	6,696,690

Professional Services (2.3%):
51,979	Equifax, Inc.	10,543,421
234,687	TransUnion	14,583,450

		25,126,871

Semiconductors & Semiconductor Equipment (3.9%):
39,900	NVIDIA Corp.	11,083,023
103,237	NXP Semiconductors NV	19,251,120
71,446	Texas Instruments, Inc.	13,289,670

		43,623,813

Software (9.4%):
100,695	Black Knight, Inc.*	5,796,005
19,045	Intuit, Inc.	8,490,832
220,016	Microsoft Corp.	63,430,613
34,721	Roper Technologies, Inc.	15,301,198
55,732	Salesforce, Inc.*	11,134,139

		104,152,787

Technology Hardware, Storage & Peripherals (3.2%):
218,124	Apple, Inc.	35,968,648

Total Common Stocks (Cost $651,581,650)		723,575,235

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Preferred Stocks (0.5%):
Capital Markets (0.0%†):
3,600	Charles Schwab Corp. (The), Series D, 25.84%, 11/14/19	$82,908

Electric Utilities (0.1%):
58,628	SCE Trust IV, Series J, 3.63%, 12/31/49	1,190,148

Multi-Utilities (0.4%):
68,412	CMS Energy Corp., 2.02%, 10/15/78	1,650,782
78,304	CMS Energy Corp., 2.00%, 3/1/79	1,902,004
15,421	NiSource, Inc., Series B, 3.25%, 11/21/19	370,104

		3,922,890

Total Preferred Stocks (Cost $5,609,125)		5,195,946

Principal Amount
Asset Backed Securities (0.1%):
$817,950	Domino’s Pizza Master Issuer LLC, Class A23, Series 2018-1A, 4.12%, 7/25/47, Callable 7/25/24 @ 100(a)	765,852
625,650	Domino’s Pizza Master Issuer LLC, Class A2, Series 2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @ 100(a)	552,747

Total Asset Backed Securities (Cost $1,434,964)		1,318,599

Convertible Bond (0.1%):
Media (0.1%):
1,144,000	Spotify USA, Inc., 6.18%, 3/15/26	958,097

Total Convertible Bond (Cost $1,034,878)		958,097

Bank Loans (12.1%):
Airlines (0.2%):
1,781,615	SkyMiles IP Ltd. Initial Term Loan, 8.07% (Term SOFR+375bps), 10/20/27	1,843,758

Building Products (0.5%):
1,875,447	Filtration Group Corporation 2021 Incremental Term Loan, 4.36% (Term SOFR+0bps), 10/21/28	1,844,971
2,248,101	Filtration Group Corporation Initial Dollar Term Loan, 7.32% (LIBOR+300bps), 3/31/25	2,239,311
1,510,748	Filtration Group Corporation Initial Euro Term Loan, 7.82% (LIBOR+350bps), 3/31/25	1,495,640

		5,579,922

Capital Markets (0.1%):
718,393	Medline Borrower, LP Initial Dollar Term Loan, 7.57% (LIBOR+325bps), 10/23/28	699,651
530,550	Woof Holdings, Inc. Initial First Lien Term Loan, 8.07% (LIBOR+375bps), 12/21/27	506,675

		1,206,326

Chemicals (0.7%):
4,342,917	USI, Inc. 2021 New Term Loan, 7.57% (LIBOR+325bps), 12/2/26	4,332,060
3,885,687	USI, Inc. 2022 New Term Loan, 8.11% (Term SOFR+375bps), 11/22/29	3,868,687

		8,200,747

Consumer Discretionary Services (0.3%):
3,322,269	IRB Holding Corp. 2022 Replacement Term B Loan, 7.36% (Term SOFR+300bps), 12/15/27	3,261,371

Diversified Consumer Services (0.5%):
3,033,301	Ascend Learning, LLC 2021 Initial First Lien Term Loan, 7.82% (Term SOFR+350bps), 12/11/28	2,794,429

Principal Amount		Value
Bank Loans, continued
Diversified Consumer Services, continued
$2,612,006	Loire UK Midco 3 Limited Facility B, 7.32% (LIBOR+300bps), 4/21/27	$2,491,201
507,051	Loire UK Midco 3 Limited Facility B2, 7.82% (LIBOR+350bps), 4/21/27	481,277

		5,766,907

Electric Utilities (0.5%):
5,819,770	Alliant Holdings I LLC TLB-4 New Term Loan, 7.82% (LIBOR+350bps), 11/5/27	5,744,812

Health Care (0.0%†):
0	EyeCare Partners, LLC Initial First Lien Term Loan, 8.07% (LIBOR+375bps), 2/18/27	—
115,000	PetVet Care Centers, LLC Initial Second Lien Term Loan, 10.57% (LIBOR+625bps), 2/13/26	101,315

		101,315

Health Care Providers & Services (0.9%):
1,587,124	ADMI Corp. Amendment No. 4 Refinancing Term Loan, 7.69% (LIBOR+337.5bps), 12/23/27	1,465,439
3,870,234	ADMI Corp. Amendment No. 5 Incremental Term Loan, 8.07% (LIBOR+375bps), 12/23/27	3,584,804
475,859	ADMI Corp. Initial Term Loan, 4.32% (LIBOR+300bps), 4/30/25	456,559
569,573	Heartland Dental, LLC 2021 Incremental Term Loan, 8.32% (LIBOR+400bps), 4/30/25	534,806
3,957,795	Heartland Dental, LLC Initial Term Loan, 8.07% (LIBOR+375bps), 4/30/25	3,693,454

		9,735,062

Hotels, Restaurants & Leisure (0.1%):
533,792	Hilton Worldwide Refinanced Series B-2 Term Loan, 6.11% (Term SOFR+175bps), 6/22/26	532,901

Insurance (3.6%):
45,905	BroadStreet Partners, 2020 Inc. Initial Term Loan, 0.00% (LIBOR+300bps), 1/27/27	44,884
3,842,307	HIG Finance 2 Limited 2021 Dollar Refinancing Term Loan, 7.57% (LIBOR+325bps), 11/12/27	3,790,859
1,050,612	Hub International Limited 2022 Incremental Term Loan, 8.36% (Term SOFR+400bps), 11/10/29	1,046,283
20,219,051	Hub International Limited Initial Term Loan, 7.32% (LIBOR+300bps), 4/25/25	20,135,546
13,513,716	Hub International LTD B-3 Incremental Term Loan, 7.57% (LIBOR+325bps), 4/25/25	13,467,905
1,123,339	Ryan Specialty Group, LLC Initial Term Loan, 7.36% (Term SOFR+300bps), 9/1/27	1,119,126

		39,604,603

IT Services (0.0%†):
84,756	CoreLogic, Inc. Initial Second Lien Term Loan, 10.82% (LIBOR+650bps), 6/4/29	62,349

Life Sciences Tools & Services (0.1%):
1,111,007	Avantor Funding, Inc. 2021 Incremental B-5 Dollar Term Loan, 6.57% (Term SOFR+225bps), 11/8/27	1,108,752

Media (0.1%):
815,600	Charter Communications Operating LLC Term B-2 Loan, 0.00% (Term SOFR+175bps), 2/1/27	807,061
543,098	Charter Communications Operating, LLC Term B-1 Loan, 6.07% (Term SOFR+175bps), 4/30/25	542,419

		1,349,480

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Bank Loans, continued
Pharmaceuticals (0.3%):
$2,871,995	Sunshine Luxembourg VII S.a r.l. Facility B3, 7.32% (LIBOR+300bps), 10/1/26	$2,841,495

Software (2.8%):
1,190,910	Applied Systems, Inc. 2021 Second Lien Term Loan, 11.11% (LIBOR+550bps), 9/19/25	1,188,826
6,319,340	Applied Systems, Inc. 2026 First Lien Term Loan, 0.05% (Term SOFR+450bps), 9/18/26	6,301,266
1,258,279	Azalea TopCo, Inc. 2021 First Lien Term Loan, 4.36% (Term SOFR+375bps), 7/24/26	1,173,345
660,849	Azalea TopCo, Inc. 2022 Incremental First Lien Term Loan, 8.11% (Term SOFR+375bps), 7/24/26	617,894
4,630,647	Azalea TopCo, Inc. Initial First Lien Term Loan, 8.11% (Term SOFR+350bps), 7/24/26	4,315,208
4,345,341	RealPage, Inc. Initial First Lien Term Loan, 7.32% (LIBOR+300bps), 4/24/28	4,207,507
200,000	RealPage, Inc. Initial Second Lien Loan, 10.82% (LIBOR+650bps), 4/23/29	188,250
439,957	Sophia, L.P. 2022 Incremental First Lien Term B-1 Loan, 8.30% (SOFR+400bps), 10/7/27	434,457
1,572,383	Sophia, L.P. First Lien Term Loan B, 7.82% (LIBOR+350bps), 10/7/27	1,551,753
640,750	UKG Inc. 2021 Incremental Term Loan, 9.57% (Term SOFR+525bps), 5/3/27	612,237
11,071,249	UKG Inc. 2021-2 Incremental Term Loan, 7.57% (Term SOFR+325bps), 5/4/26	10,771,993

		31,362,736

Software & Tech Services (0.5%):
554,348	Athenahealth Group Inc. Initial DDTL, 7.86%, 2/15/29+	518,315
4,523,848	Athenahealth Group Inc. Initial Term Loan, 7.86% (Term SOFR+350bps), 2/15/29+	4,229,798
586,071	Storable, Inc. Initial Term Loan, 7.86% (Term SOFR+350bps), 4/17/28	559,698

		5,307,811

Sovereign Bond (0.5%):
5,328,076	Mileage Plus Holdings LLC Initial Term Loan, 9.57% (LIBOR+525bps), 6/21/27	5,521,912

Specialty Retail (0.3%):
1,415,006	PetVet Care Centers, LLC 2018 First Lien Term Loan, 7.57% (LIBOR+325bps), 2/14/25	1,358,406
2,156,898	PetVet Care Centers, LLC 2021 First Lien Replacement Term Loan, 7.82% (LIBOR+350bps), 2/14/25	2,078,171
356,889	PetVet Care Centers, LLC Initial First Lien Term Loan, 7.07% (LIBOR+275bps), 2/14/25	341,543

		3,778,120

Telecommunications (0.1%):
762,896	SBA Senior Finance II LLC Initial Term Loan, 6.07% (LIBOR+175bps), 4/11/25	761,866

Total Bank Loans (Cost $135,737,240)		133,672,245

Corporate Bonds (9.2%):
Aerospace & Defense (0.2%):
76,000	Howmet Aerospace, Inc., 5.90%, 2/1/27	77,615
570,000	Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100	503,025

Principal Amount		Value
Corporate Bonds, continued
Aerospace & Defense, continued
$250,000	TransDigm UK Holdings plc, 6.88%, 5/15/26, Callable 5/11/23 @ 103.44	$246,250
904,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 5/11/23 @ 101.56(a)	900,610
160,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 5/11/23 @ 101.59	156,000
730,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 5/11/23 @ 102.75	675,250

		2,558,750

Automobile Components (0.3%):
467,000	Clarios Global LP, 6.75%, 5/15/25, Callable 5/11/23 @ 103.38(a)	468,167
643,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26, Callable 5/11/23 @ 103.13(a)	637,374
1,735,000	Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27, Callable 5/11/23 @ 104.25(a)	1,743,675

		2,849,216

Building Products (0.0%†):
280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	276,191

Capital Markets (0.4%):
152,000	Intercontinental Exchange, Inc., 4.00%, 9/15/27, Callable 8/15/27 @ 100	149,879
893,000	MSCI, Inc., 4.00%, 11/15/29, Callable 11/15/24 @ 102(a)	812,630
1,543,000	MSCI, Inc., 3.63%, 9/1/30, Callable 3/1/25 @ 101.81(a)	1,336,624
861,000	MSCI, Inc., 3.88%, 2/15/31, Callable 6/1/25 @ 101.94(a)	764,137
932,000	MSCI, Inc., 3.63%, 11/1/31, Callable 11/1/26 @ 101.81(a)	793,365
601,000	MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @ 101.63(a)	487,561

		4,344,196

Consumer Discretionary Services (0.6%):
1,301,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25, Callable 5/11/23 @ 101.38(a)	1,294,495
2,088,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.38%, 4/15/27, Callable 5/11/23 @ 101.79	1,999,260
900,000	Hilton Domestic Operatin, 5.75%, 5/1/28, Callable 5/11/23 @ 102.88(a)	900,000
834,000	Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29, Callable 5/1/24 @ 101.88(a)	744,345
720,000	Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30, Callable 1/15/25 @ 102.44	688,500
737,000	Six Flags Theme Parks, Inc., 7.00%, 7/1/25, Callable 5/11/23 @ 103.5(a)	743,449

		6,370,049

Diversified Consumer Services (0.0%†):
605,000	Service Corp. International, 3.38%, 8/15/30, Callable 8/15/25 @ 101.69	517,275

Diversified REITs (0.2%):
1,357,000	SBA Communications Corp., 3.88%, 2/15/27, Callable 4/21/23 @ 101.94	1,277,276

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Diversified REITs, continued
$1,165,000	SBA Communications Corp., 3.13%, 2/1/29, Callable 2/1/24 @ 101.56	$1,013,550
63,000	SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27 @ 100(a)	64,642

		2,355,468

Electric Utilities (0.7%):
385,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(a)	344,575
1,819,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 5/11/23 @ 103.38(a)	1,687,122
3,812,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/28, Callable 4/15/25 @ 103.38(a)	3,792,940
626,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @ 102.94(a)	528,970
1,867,134	Alliant TL, 0.00%, 2/8/27	1,842,731

		8,196,338

Electrical Equipment (0.2%):
1,006,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(a)	904,142
403,000	Sensata Technologies BV, 5.88%, 9/1/30, Callable 9/1/25 @ 102.94(a)	399,474
290,000	Sensata Technologies, Inc., 4.38%, 2/15/30, Callable 11/15/29 @ 100(a)	263,900
743,000	Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a)	646,410

		2,213,926

Entertainment (0.0%†):
100,000	Live Nation Entertainment, Inc., 4.88%, 11/1/24, Callable 5/11/23 @ 100(a)	97,750

Financial Services (0.1%):
680,000	Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25, Callable 5/11/23 @ 100(a)	635,800

Health Care Equipment & Supplies (0.1%):
574,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(a)	512,295
745,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 4/26/23 @ 102.31	718,925
130,000	Teleflex, Inc., 4.25%, 6/1/28, Callable 6/1/23 @ 102.13(a)	122,525

		1,353,745

Health Care Providers & Services (0.2%):
1,775,000	Hadrian Merger Sub, Inc., 8.50%, 5/1/26, Callable 5/11/23 @ 100(a)	1,464,375
714,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 5/11/23 @ 102.5(a)	728,280

		2,192,655

Hotels, Restaurants & Leisure (2.3%):
1,838,000	Cedar Fair LP, 5.25%, 7/15/29, Callable 7/15/24 @ 102.63	1,704,745
1,584,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28, Callable 10/1/23 @ 103.25	1,536,480

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$441,000	Hilton Domestic Operating Co., Inc., 5.38%, 5/1/25, Callable 4/21/23 @ 102.69(a)	$440,449
934,000	Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(a)	817,250
1,160,000	Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32, Callable 8/15/26 @ 101.81(a)	978,750
349,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/26/23 @ 101.22	343,765
3,236,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 4.75%, 6/1/27, Callable 5/11/23 @ 102.38(a)	3,155,100
1,273,000	Life Time, Inc., 5.75%, 1/15/26, Callable 5/11/23 @ 102.88(a)	1,231,627
4,419,000	Six Flags Entertainment Corp., 4.88%, 7/31/24, Callable 5/11/23 @ 100(a)	4,352,715
2,690,000	Six Flags Entertainment Corp., 5.50%, 4/15/27, Callable 5/11/23 @ 101.83^(a)	2,575,675
383,000	Vail Resorts, Inc., 6.25%, 5/15/25, Callable 5/11/23 @ 103.13(a)	383,479
989,000	Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100(a)	943,259
933,000	Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	815,209
1,974,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 102.31	1,833,352
1,855,000	Yum! Brands, Inc., 5.38%, 4/1/32, Callable 4/1/27 @ 102.69	1,787,756
1,120,000	Yum! Brands, Inc., 6.88%, 11/15/37	1,176,000
2,100,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,806,000

		25,881,611

Industrial Conglomerates (0.2%):
2,346,000	General Electric Co., Series D, 8.20% (US0003M+333 bps), Callable 6/15/23 @ 100	2,350,817

Insurance (1.1%):
510,000	AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(a)	451,350
486,000	BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable 4/15/24 @ 102.94(a)	411,885
7,520,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 4/21/23 @ 101.75(a)	7,388,400
827,000	HUB International, Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81(a)	718,456
80,000	Ryan Specialty Group LLC, 4.38%, 2/1/30, Callable 2/1/25 @ 102.19(a)	69,900
2,713,000	USI, Inc., 6.88%, 5/1/25, Callable 5/11/23 @ 100(a)	2,651,958

		11,691,949

IT Services (0.2%):
228,000	Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(a)	207,195
616,000	Booz Allen Hamilton, Inc., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(a)	560,560
379,000	Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable 7/1/24 @ 102(a)	342,048
247,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(a)	234,341

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
IT Services, continued
$724,000	Gartner, Inc., 3.63%, 6/15/29, Callable 6/15/24 @ 101.81(a)	$646,170
341,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(a)	305,195

		2,295,509

Leisure Products (0.1%):
178,000	Mattel, Inc., 3.38%, 4/1/26, Callable 4/21/23 @ 101.69(a)	167,543
136,000	Mattel, Inc., 5.88%, 12/15/27, Callable 5/11/23 @ 104.41(a)	135,320
379,000	Mattel, Inc., 3.75%, 4/1/29, Callable 4/1/24 @ 101.88(a)	339,205

		642,068

Life Sciences Tools & Services (0.6%):
2,421,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(a)	2,290,871
2,264,000	Avantor Funding, Inc., 3.88%, 11/1/29, Callable 11/1/24 @ 101.94(a)	2,031,940
155,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(a)	142,213
893,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 101.88(a)	790,305
642,000	Charles River Laboratories International, Inc., 4.00%, 3/15/31, Callable 3/15/26 @ 102(a)	560,145
350,000	IQVIA, Inc., 5.00%, 5/15/27, Callable 5/11/23 @ 102.5(a)	340,375
211,000	PRA Health Sciences, Inc., 2.88%, 7/15/26, Callable 7/15/23 @ 101.44(a)	191,746

		6,347,595

Media (1.2%):
350,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26, Callable 5/11/23 @ 100.92(a)	339,500
7,600,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27, Callable 5/11/23 @ 101.71(a)	7,182,000
5,911,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28, Callable 4/26/23 @ 102.5(a)	5,452,897
754,000	Lamar Media Corp., 3.75%, 2/15/28, Callable 4/26/23 @ 101.88	689,910
124,000	Lamar Media Corp., 4.88%, 1/15/29, Callable 1/15/24 @ 102.44	117,800
120,000	Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81	103,200

		13,885,307

Multi-Utilities (0.1%):
768,000	NiSource, Inc., 5.65% (H15T5Y+284 bps), Callable 6/15/23 @ 100	727,378

Passenger Airlines (0.2%):
1,150,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(a)	1,103,470
1,062,500	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(a)	1,058,516
138,057	U.S. Airways Pass Through Trust, Series 2010-1A, 6.25%, 10/22/24	136,676

		2,298,662

Principal Amount		Value
Corporate Bonds, continued
Professional Services (0.0%†):
$435,000	Korn Ferry, 4.63%, 12/15/27, Callable 5/11/23 @ 102.31(a)	$411,075

Semiconductors & Semiconductor Equipment (0.1%):
1,163,000	Entegris Escrow Corp., 4.75%, 4/15/29, Callable 1/15/29 @ 100(a)	1,096,128

Software (0.1%):
306,000	Clarivate Science Holdings Corp., 3.88%, 7/1/28, Callable 6/30/24 @ 101.94(a)	272,340
220,000	Clarivate Science Holdings Corp., 4.88%, 7/1/29, Callable 6/30/24 @ 102.44(a)	195,250
60,000	Crowdstrike Holdings, Inc., 3.00%, 2/15/29, Callable 2/15/24 @ 101.5	52,200
150,000	PTC, Inc., 4.00%, 2/15/28, Callable 5/11/23 @ 102(a)	140,250

		660,040

Total Corporate Bonds (Cost $104,682,554)		102,249,498

Yankee Debt Obligations (0.2%):
Commercial Services & Supplies (0.1%):
45,000	GFL Environmental, Inc., 4.00%, 8/1/28, Callable 8/1/23 @ 102(a)	40,388
479,000	GFL Environmental, Inc., 4.75%, 6/15/29, Callable 6/15/24 @ 102.38(a)	441,877
403,000	GFL Environmental, Inc., 4.38%, 8/15/29, Callable 8/15/24 @ 102.19(a)	362,700

		844,965

Diversified Telecommunication Services (0.1%):
1,325,000	Altice France Holding SA, 10.50%, 5/15/27, Callable 4/21/23 @ 105.25(a)	1,010,313

Electrical Equipment (0.0%†):
260,000	Sensata Technologies BV, 5.63%, 11/1/24(a)	259,350
565,000	Sensata Technologies BV, 5.00%, 10/1/25(a)	559,350

		818,700

Total Yankee Debt Obligations (Cost $3,005,360)		2,673,978

U.S. Treasury Obligations (9.0%):
U.S. Treasury Notes (9.0%)
53,374,300	2.75%, 8/15/32	50,171,842
47,045,500	4.13%, 11/15/32	49,397,775

		99,569,617

Total U.S. Treasury Obligations (Cost $97,591,454)		99,569,617

Short-Term Security Held as Collateral for Securities on Loan (0.2%):
1,865,314	BlackRock Liquidity FedFund, Institutional Class , 2.54%(b)(c)	1,865,314

Total Short-Term Security Held as Collateral for Securities on Loan (Cost $1,865,314)		1,865,314

Shares
Unaffiliated Investment Company (3.7%):
Money Markets (3.7%):
41,320,584	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 4.43%(c)	41,320,584

Total Unaffiliated Investment Company (Cost $41,320,584)		41,320,584

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares	Value
Unaffiliated Investment Company, continued
Money Markets, continued

Total Investment Securities (Cost $1,043,863,124) — 100.4%	$1,112,399,113
Net other assets (liabilities) — (0.4)%	(4,459,781)

Net Assets — 100.0%	$1,107,939,332

Percentages indicated are based on net assets as of March 31, 2023

H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
SOFR	-	Secured Overnight Financing Rate
US0003M	-	3 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $1,813,890.
†	Represents less than 0.05%.
*	Non-income producing security.
+	This security, in part or entirely, represents an unfunded loan commitment.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(c)	The rate represents the effective yield at March 31, 2023.

Amounts shown as “—“ are either 0 or round to less than 1.

Options Contracts

At March 31, 2023, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Abbvie, Inc.	Citigroup	Call	155.00 USD	1/19/24	94	$14,570	$(142,290)
Abbvie, Inc.	Citigroup	Call	160.00 USD	1/19/24	94	15,040	(115,066)
Abbvie, Inc.	Citigroup	Call	170.00 USD	1/19/24	120	20,400	(90,129)
Abbvie, Inc.	JPMorgan Chase	Call	175.00 USD	1/19/24	59	10,325	(34,006)
Abbvie, Inc.	JPMorgan Chase	Call	180.00 USD	1/19/24	31	5,580	(13,687)
Abbvie, Inc.	JPMorgan Chase	Call	185.00 USD	1/19/24	31	5,735	(10,512)
Abbvie, Inc.	JPMorgan Chase	Call	195.00 USD	1/19/24	31	6,045	(6,269)
Abbvie, Inc.	JPMorgan Chase	Call	200.00 USD	1/19/24	31	6,200	(4,864)
Alphabet, Inc.	Citigroup	Call	102.50 USD	1/19/24	78	7,995	(112,912)
Alphabet, Inc.	Wells Fargo	Call	120.00 USD	1/19/24	276	33,120	(183,196)
Amazon.com, Inc.	Wells Fargo	Call	107.50 USD	1/19/24	91	9,783	(121,458)
Amazon.com, Inc.	Wells Fargo	Call	110.00 USD	1/19/24	181	19,910	(220,557)
Amazon.com, Inc.	Wells Fargo	Call	115.00 USD	1/19/24	351	40,365	(353,955)
Amazon.com, Inc.	Wells Fargo	Call	120.00 USD	1/19/24	91	10,920	(75,178)
Amazon.com, Inc.	Wells Fargo	Call	135.00 USD	1/19/24	152	20,520	(65,870)
Apple, Inc.	JPMorgan Chase	Call	145.00 USD	1/19/24	76	11,020	(242,172)
Apple, Inc.	JPMorgan Chase	Call	150.00 USD	1/19/24	151	22,650	(428,670)
Apple, Inc.	JPMorgan Chase	Call	155.00 USD	1/19/24	151	23,405	(378,539)
Apple, Inc.	JPMorgan Chase	Call	180.00 USD	1/19/24	110	19,800	(126,280)
Becton Dickinson And Co.	Goldman Sachs	Call	270.00 USD	1/19/24	46	12,420	(48,473)
Becton Dickinson And Co.	Goldman Sachs	Call	280.00 USD	1/19/24	45	12,600	(33,788)
Becton Dickinson And Co.	Goldman Sachs	Call	290.00 USD	1/19/24	31	8,990	(16,783)
Becton Dickinson And Co.	Goldman Sachs	Call	300.00 USD	1/19/24	31	9,300	(12,248)
CME Group, Inc.	Wells Fargo	Call	190.00 USD	1/19/24	11	2,090	(20,887)
CME Group, Inc.	Wells Fargo	Call	200.00 USD	1/19/24	11	2,200	(14,801)
CME Group, Inc.	Wells Fargo	Call	210.00 USD	1/19/24	11	2,310	(10,039)
Danaher Corp.	JPMorgan Chase	Call	290.00 USD	1/19/24	76	22,040	(85,806)
Danaher Corp.	JPMorgan Chase	Call	300.00 USD	1/19/24	16	4,800	(13,980)
Danaher Corp.	JPMorgan Chase	Call	310.00 USD	1/19/24	16	4,960	(10,907)
Danaher Corp.	JPMorgan Chase	Call	320.00 USD	1/19/24	16	5,120	(8,571)
Dollar General Corp.	Wells Fargo	Call	250.00 USD	1/19/24	12	3,000	(7,397)
Dollar General Corp.	Wells Fargo	Call	270.00 USD	1/19/24	11	2,970	(3,632)
Equifax, Inc.	Citigroup	Call	220.00 USD	12/15/23	49	10,780	(80,813)
Equifax, Inc.	Citigroup	Call	230.00 USD	12/15/23	27	6,210	(34,182)
Equifax, Inc.	Citigroup	Call	240.00 USD	12/15/23	88	21,120	(85,204)
Exelon Corp.	JPMorgan Chase	Call	45.00 USD	1/19/24	414	18,630	(94,913)
Exelon Corp.	JPMorgan Chase	Call	47.00 USD	1/19/24	102	4,794	(16,223)
Exelon Corp.	JPMorgan Chase	Call	50.00 USD	1/19/24	117	5,850	(10,688)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Description	Counterparty	Put/Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Fortive Corp.	Citigroup	Call	75.00 USD	6/16/23	62	$4,650	$(6,226)
General Electric Co.	Wells Fargo	Call	90.00 USD	1/19/24	102	9,180	(162,761)
General Electric Co.	Wells Fargo	Call	95.00 USD	1/19/24	102	9,690	(132,536)
Hilton Worldwide Holdings	Wells Fargo	Call	140.00 USD	1/19/24	16	2,240	(28,882)
Hilton Worldwide Holdings	Wells Fargo	Call	145.00 USD	1/19/24	87	12,615	(132,614)
Hilton Worldwide Holdings	Wells Fargo	Call	150.00 USD	1/19/24	88	13,200	(111,704)
Hilton Worldwide Holdings	Wells Fargo	Call	155.00 USD	1/19/24	16	2,480	(16,710)
Ingersoll Rand, Inc.	Goldman Sachs	Call	60.00 USD	12/15/23	61	3,660	(36,658)
Intercontinental Exchange, Inc.	Citigroup	Call	110.00 USD	1/19/24	148	16,280	(107,971)
Keurig Dr Pepper, Inc.	Citigroup	Call	37.00 USD	1/19/24	80	2,960	(14,169)
Keurig Dr Pepper, Inc.	Citigroup	Call	40.00 USD	1/19/24	79	3,160	(6,065)
KKR Co., Inc.	UBS	Call	55.00 USD	1/19/24	74	4,070	(44,785)
Marsh McLennan Cos.	Goldman Sachs	Call	185.00 USD	7/21/23	47	8,695	(6,738)
Marsh McLennan Cos.	Goldman Sachs	Call	190.00 USD	7/21/23	47	8,930	(3,790)
Marsh McLennan Cos.	Goldman Sachs	Call	195.00 USD	7/21/23	47	9,165	(2,122)
Marsh McLennan Cos.	Goldman Sachs	Call	200.00 USD	7/21/23	47	9,400	(1,187)
Marsh McLennan Cos.	Goldman Sachs	Call	180.00 USD	1/19/24	59	10,620	(45,737)
Mastercard, Inc.	Goldman Sachs	Call	380.00 USD	1/19/24	31	11,780	(92,530)
Mastercard, Inc.	Goldman Sachs	Call	400.00 USD	1/19/24	75	30,000	(154,925)
Mastercard, Inc.	Goldman Sachs	Call	420.00 USD	1/19/24	31	13,020	(42,727)
Mastercard, Inc.	Goldman Sachs	Call	430.00 USD	1/19/24	31	13,330	(34,744)
Microsoft Corp.	UBS	Call	275.00 USD	1/19/24	53	14,575	(216,022)
Microsoft Corp.	UBS	Call	290.00 USD	1/19/24	53	15,370	(169,353)
Microsoft Corp.	JPMorgan Chase	Call	300.00 USD	1/19/24	223	66,900	(594,631)
Microsoft Corp.	UBS	Call	300.00 USD	1/19/24	53	15,900	(141,325)
New Linde plc	Wells Fargo	Call	390.00 USD	1/19/24	15	5,850	(30,046)
NXP Semiconductors NV	Wells Fargo	Call	170.00 USD	1/19/24	47	7,990	(163,968)
NXP Semiconductors NV	Wells Fargo	Call	180.00 USD	1/19/24	93	16,740	(270,181)
NXP Semiconductors NV	Wells Fargo	Call	185.00 USD	1/19/24	93	17,205	(245,011)
NXP Semiconductors NV	Wells Fargo	Call	195.00 USD	1/19/24	93	18,135	(198,771)
NXP Semiconductors NV	Wells Fargo	Call	200.00 USD	1/19/24	59	11,800	(112,845)
PerkinElmer, Inc.	Citigroup	Call	155.00 USD	6/16/23	7	1,085	(878)
PerkinElmer, Inc.	Citigroup	Call	165.00 USD	6/16/23	7	1,155	(371)
PerkinElmer, Inc.	Citigroup	Call	170.00 USD	6/16/23	7	1,190	(241)
PerkinElmer, Inc.	Citigroup	Call	175.00 USD	6/16/23	7	1,225	(157)
PerkinElmer, Inc.	Citigroup	Call	155.00 USD	9/15/23	39	6,045	(15,729)
PerkinElmer, Inc.	Citigroup	Call	165.00 USD	9/15/23	39	6,435	(10,433)
PerkinElmer, Inc.	Citigroup	Call	170.00 USD	9/15/23	39	6,630	(8,622)
PerkinElmer, Inc.	Citigroup	Call	175.00 USD	9/15/23	39	6,825	(7,180)
PNC Financial Services Group, Inc. (The)	JPMorgan Chase	Call	170.00 USD	1/19/24	36	6,120	(12,511)
PNC Financial Services Group, Inc. (The)	JPMorgan Chase	Call	175.00 USD	1/19/24	59	10,325	(17,468)
PNC Financial Services Group, Inc. (The)	JPMorgan Chase	Call	185.00 USD	1/19/24	24	4,440	(5,208)
PNC Financial Services Group, Inc. (The)	JPMorgan Chase	Call	190.00 USD	1/19/24	24	4,560	(4,474)
PNC Financial Services Group, Inc. (The)	JPMorgan Chase	Call	200.00 USD	1/19/24	24	4,800	(3,299)
Roper Technologies, Inc.	Citigroup	Call	470.00 USD	8/18/23	30	14,100	(40,181)
Roper Technologies, Inc.	Citigroup	Call	480.00 USD	8/18/23	8	3,840	(7,844)
Roper Technologies, Inc.	Citigroup	Call	500.00 USD	8/18/23	8	4,000	(3,917)
Roper Technologies, Inc.	Citigroup	Call	520.00 USD	8/18/23	8	4,160	(1,874)
Roper Technologies, Inc.	Citigroup	Call	540.00 USD	8/18/23	8	4,320	(897)
S&P Global, Inc.	Bank of America	Call	370.00 USD	1/19/24	11	4,070	(26,945)
S&P Global, Inc.	Bank of America	Call	390.00 USD	1/19/24	11	4,290	(18,608)
S&P Global, Inc.	Bank of America	Call	400.00 USD	1/19/24	11	4,400	(15,445)
S&P Global, Inc.	Bank of America	Call	410.00 USD	1/19/24	5	2,050	(5,847)
S&P Global, Inc.	Bank of America	Call	420.00 USD	1/19/24	11	4,620	(10,746)
S&P Global, Inc.	Bank of America	Call	430.00 USD	1/19/24	5	2,150	(4,095)
S&P Global, Inc.	Bank of America	Call	450.00 USD	1/19/24	5	2,250	(2,910)
S&P Global, Inc.	Bank of America	Call	470.00 USD	1/19/24	5	2,350	(2,083)
Salesforce.com, Inc.	Goldman Sachs	Call	160.00 USD	1/19/24	39	6,240	(210,595)
Salesforce.com, Inc.	Goldman Sachs	Call	165.00 USD	1/19/24	77	12,705	(387,761)
Salesforce.com, Inc.	Goldman Sachs	Call	170.00 USD	1/19/24	38	6,460	(177,958)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Description	Counterparty	Put/Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Starbucks Corp.	Goldman Sachs	Call	100.00 USD	1/19/24	87	$8,700	$(115,940)
Starbucks Corp.	Goldman Sachs	Call	105.00 USD	1/19/24	87	9,135	(90,911)
Stryker Corp.	Wells Fargo	Call	270.00 USD	1/19/24	32	8,640	(128,838)
Stryker Corp.	Wells Fargo	Call	280.00 USD	1/19/24	32	8,960	(108,302)
Stryker Corp.	Wells Fargo	Call	290.00 USD	1/19/24	32	9,280	(89,266)
Stryker Corp.	Wells Fargo	Call	300.00 USD	1/19/24	32	9,600	(72,066)
Stryker Corp.	Wells Fargo	Call	310.00 USD	1/19/24	22	6,820	(39,286)
TE Connectivity, Ltd.	JPMorgan Chase	Call	125.00 USD	7/21/23	24	3,000	(27,335)
TE Connectivity, Ltd.	JPMorgan Chase	Call	130.00 USD	7/21/23	47	6,110	(37,682)
TE Connectivity, Ltd.	JPMorgan Chase	Call	135.00 USD	7/21/23	47	6,345	(25,024)
TE Connectivity, Ltd.	JPMorgan Chase	Call	140.00 USD	7/21/23	47	6,580	(16,393)
Teledyne Technologies, Inc.	JPMorgan Chase	Call	440.00 USD	6/16/23	8	3,520	(21,221)
Teledyne Technologies, Inc.	JPMorgan Chase	Call	460.00 USD	6/16/23	8	3,680	(12,335)
Teledyne Technologies, Inc.	JPMorgan Chase	Call	480.00 USD	6/16/23	8	3,840	(6,333)
Teledyne Technologies, Inc.	JPMorgan Chase	Call	500.00 USD	6/16/23	8	4,000	(2,973)
Texas Instruments, Inc.	Bank of America	Call	180.00 USD	1/19/24	62	11,160	(141,376)
Texas Instruments, Inc.	Bank of America	Call	190.00 USD	1/19/24	62	11,780	(107,021)
Texas Instruments, Inc.	Bank of America	Call	195.00 USD	1/19/24	62	12,090	(91,758)
Texas Instruments, Inc.	Bank of America	Call	200.00 USD	1/19/24	172	34,400	(216,200)
Thermo Fisher Scientific, Inc.	JPMorgan Chase	Call	610.00 USD	1/19/24	8	4,880	(35,489)
Thermo Fisher Scientific, Inc.	JPMorgan Chase	Call	630.00 USD	1/19/24	8	5,040	(28,103)
Thermo Fisher Scientific, Inc.	JPMorgan Chase	Call	660.00 USD	1/19/24	8	5,280	(19,484)
Thermo Fisher Scientific, Inc.	JPMorgan Chase	Call	690.00 USD	1/19/24	8	5,520	(13,589)
Transunion	Goldman Sachs	Call	65.00 USD	10/20/23	32	2,080	(20,365)
Transunion	Goldman Sachs	Call	70.00 USD	10/20/23	32	2,240	(13,960)
UnitedHealth Group, Inc.	Citigroup	Call	580.00 USD	1/19/24	49	28,420	(42,149)
UnitedHealth Group, Inc.	JPMorgan Chase	Call	600.00 USD	1/19/24	52	31,200	(31,914)
Visa, Inc.	Goldman Sachs	Call	230.00 USD	1/19/24	46	10,580	(94,676)
Visa, Inc.	Goldman Sachs	Call	240.00 USD	1/19/24	46	11,040	(70,590)
Visa, Inc.	Goldman Sachs	Call	250.00 USD	1/19/24	46	11,500	(50,668)
Visa, Inc.	Goldman Sachs	Call	260.00 USD	1/19/24	46	11,960	(35,549)
Waste Management, Inc.	JPMorgan Chase	Call	145.00 USD	6/16/23	24	3,480	(6,619)
Waste Management, Inc.	JPMorgan Chase	Call	150.00 USD	6/16/23	24	3,600	(3,836)
Waste Management, Inc.	JPMorgan Chase	Call	160.00 USD	6/16/23	24	3,840	(1,379)
Waste Management, Inc.	JPMorgan Chase	Call	165.00 USD	6/16/23	24	3,960	(845)
Yum! Brands, Inc.	Wells Fargo	Call	140.00 USD	1/19/24	211	29,540	(151,131)
Yum! Brands, Inc.	Citigroup	Call	145.00 USD	1/19/24	53	7,685	(27,793)
Yum! Brands, Inc.	Citigroup	Call	150.00 USD	1/19/24	53	7,950	(20,525)

Total (Premiums $8,187,320)							$(9,685,880)

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2023 (Unaudited)

1. Related Party Transactions

Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests or is an affiliate of the security. At March 31, 2023, the following investments are noted as affiliated securities in each Fund’s Schedule of Portfolio Investments.

					Net Change in
				Net	Unrealized				Capital
	Value	Purchases	Proceeds from	Realized	Appreciation/	Value	Shares as of	Dividend	Gains
	12/31/2022	at Cost	Sales	Gains (Losses)	Depreciation	3/31/2023	3/31/2023	Income	Distributions
AZL International Index Fund
Allianz SE, Registered Shares	$7,909,903	$539,571	$(1,446,767)	$191,158	$424,597	$7,618,462	33,006	$-	$-

	$7,909,903	$539,571	$(1,446,767)	$191,158	$424,597	$7,618,462	33,006	$-	$-

					Net Change in				Net Realized
				Net	Unrealized				Gains Distributions
	Value	Purchases	Proceeds from	Realized	Appreciation/	Value	Shares as of	Dividend	from Affiliated
	12/31/2022	at Cost	Sales	Gains (Losses)	Depreciation	3/31/2023	3/31/2023	Income	Underlying Funds
AZL Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$570,683,693	$151,967	$(9,824,168)	$(1,835,069)	$18,654,653	$577,831,076	59,204,004	$-	$-
AZL International Index Fund, Class 2	216,290,154	-	(12,260,543)	(2,334,545)	20,091,873	221,786,939	13,409,126	-	-
AZL Mid Cap Index Fund, Class 2	130,847,055	-	(9,754,714)	(3,531,639)	8,789,009	126,349,711	6,349,232	-	-
AZL S&P 500 Index Fund, Class 2	449,858,814	-	(17,287,778)	(4,720,646)	37,549,213	465,399,603	25,599,538	-	-
AZL Small Cap Stock Index Fund, Class 2	65,801,250	-	(4,905,832)	(1,823,094)	3,636,633	62,708,957	5,355,163	-	-

	$1,433,480,966	$151,967	$(54,033,035)	$(14,244,993)	$88,721,381	$1,454,076,286	109,917,063	$-	$-

					Net Change in
				Net	Unrealized				Capital
	Value	Purchases	Proceeds from	Realized	Appreciation/	Value	Shares as of	Dividend	Gains
	12/31/2022	at Cost	Sales	Gains (Losses)	Depreciation	3/31/2023	3/31/2023	Income	Distributions
AZL MSCI Global Equity Index Fund
Allianz SE, Registered Shares	$658,102	$52,990	$(46,830)	$(961)	$47,857	$711,158	3,081	$-	$-
BlackRock Inc., Class A	781,618	59,346	(20,447)	(4,650)	(45,710)	770,157	1,151	5,755	-

	$1,439,720	$112,336	$(67,277)	$(5,611)	$2,147	$1,481,315	4,232	$5,755	$-

					Net Change in
				Net	Unrealized				Capital
	Value	Purchases	Proceeds from	Realized	Appreciation/	Value	Shares as of	Dividend	Gains
	12/31/2022	at Cost	Sales	Gains (Losses)	Depreciation	3/31/2023	3/31/2023	Income	Distributions
AZL Russell 1000 Value Index Fund
BlackRock Inc., Class A	$5,336,693	$57,153	$(1,507,352)	$(283,729)	$4,461	$3,607,226	5,391	$37,065	$-

	$5,336,693	$57,153	$(1,507,352)	$(283,729)	$4,461	$3,607,226	5,391	$37,065	$-

					Net Change in
				Net	Unrealized				Capital
	Value	Purchases	Proceeds from	Realized	Appreciation/	Value	Shares as of	Dividend	Gains
	12/31/2022	at Cost	Sales	Gains (Losses)	Depreciation	3/31/2023	3/31/2023	Income	Distributions
AZL S&P 500 Index Fund
BlackRock Inc., Class A	$7,952,955	$402,476	$(329,028)	$(73,184)	$(333,950)	$7,619,269	11,387	$54,910	$-

	$7,952,955	$402,476	$(329,028)	$(73,184)	$(333,950)	$7,619,269	11,387	$54,910	$-

2. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2023 are identified below.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Mesquite Energy, Inc., 15.00%, 7/15/23	7/10/20	$26,314	31,702	$194,105	0.01%
Mesquite Energy, Inc., 15.00%, 7/15/23	11/5/20	46,000	54,850	335,836	0.02%
Sanchez Energy Corp., 7.25%, 2/15/23	10/30/18	256,808	278,000	–	0.00%

AZL Fidelity Institutional Asset Management Total Bond Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Mesquite Energy, Inc., 15.00%, 7/15/23	7/10/20	$38,899	46,865	$286,945	0.17%
Mesquite Energy, Inc., 15.00%, 7/15/23	11/5/20	67,000	79,890	489,150	0.29%
Sanchez Energy Corp., 7.25%, 2/15/23	10/30/18	420,525	408,000	–	0.00%